UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

WisdomTree Trust

Domestic Dividend Funds

Semi-Annual Report

September 30, 2012

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Financials	16.3%
Consumer Staples	15.0%
Health Care	11.2%
Industrials	10.9%
Energy	9.1%
Information Technology	8.9%
Consumer Discretionary	8.4%
Telecommunication Services	7.1%
Utilities	6.8%
Materials	4.7%
Other	1.6%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
AT&T, Inc.	4.1%
Exxon Mobil Corp.	3.2%
General Electric Co.	2.7%
Microsoft Corp.	2.4%
Chevron Corp.	2.3%
Pfizer, Inc.	2.2%
Johnson & Johnson	2.1%
Verizon Communications, Inc.	2.1%
Merck & Co., Inc.	2.0%
Wal-Mart Stores, Inc.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The Fund returned 4.35% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Telecommunication Services had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Information Technology created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Index	Russell 3000® Index	Russell 3000® Value Index
Six Months*	4.35%	4.25%	4.56%	2.89%	4.03%
One Year	28.01%	27.91%	28.59%	30.20%	31.05%
Three Year	14.75%	14.76%	15.45%	13.26%	11.83%
Five Year	1.14%	1.16%	1.69%	1.30%	-0.72%
Since Inception[1]	4.34%	4.32%	4.83%	4.58%	2.80%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic Dividend Funds	1

Performance Summary (unaudited)

WisdomTree Equity Income Fund (DHS)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Health Care	19.1%
Consumer Staples	15.7%
Telecommunication Services	15.2%
Utilities	13.0%
Financials	12.1%
Industrials	8.8%
Materials	5.1%
Information Technology	3.7%
Energy	3.1%
Consumer Discretionary	1.4%
Other	2.8%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
AT&T, Inc.	8.9%
General Electric Co.	5.8%
Pfizer, Inc.	4.9%
Johnson & Johnson	4.5%
Verizon Communications, Inc.	4.5%
Merck & Co., Inc.	4.3%
Philip Morris International, Inc.	4.3%
Procter & Gamble Co. (The)	4.1%
Intel Corp.	2.8%
Altria Group, Inc.	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The Fund returned 7.64% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Telecommunication Services had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Information Technology created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Equity Income Index	Russell 1000® Value Index
Six Months*	7.64%	7.55%	7.83%	4.16%
One Year	27.53%	27.41%	28.08%	30.92%
Three Year	16.50%	16.52%	17.02%	11.84%
Five Year	-0.12%	-0.10%	0.26%	-0.90%
Since Inception[1]	3.15%	3.15%	3.46%	2.77%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Consumer Staples	17.1%
Health Care	13.0%
Financials	12.2%
Industrials	11.1%
Energy	10.3%
Information Technology	9.9%
Consumer Discretionary	8.0%
Telecommunication Services	7.9%
Utilities	5.9%
Materials	4.3%
Other	0.3%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
AT&T, Inc.	4.7%
Exxon Mobil Corp.	3.7%
General Electric Co.	3.1%
Microsoft Corp.	2.8%
Chevron Corp.	2.7%
Pfizer, Inc.	2.6%
Johnson & Johnson	2.4%
Verizon Communications, Inc.	2.4%
Merck & Co., Inc.	2.3%
Wal-Mart Stores, Inc.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The Fund returned 4.62% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Telecommunication Services had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Information Technology created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Dividend Index	S&P 500® Index	Russell 1000® Value Index
Six Months*	4.62%	4.60%	4.75%	3.43%	4.16%
One Year	28.17%	28.03%	28.57%	30.20%	30.92%
Three Year	14.68%	14.72%	15.11%	13.20%	11.84%
Five Year	0.75%	0.76%	1.15%	1.05%	-0.90%
Since Inception[1]	4.21%	4.17%	4.59%	4.47%	2.77%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Utilities	12.0%
Consumer Staples	11.9%
Materials	10.9%
Telecommunication Services	10.7%
Industrials	10.5%
Health Care	10.1%
Consumer Discretionary	9.4%
Information Technology	8.9%
Energy	8.7%
Other	6.9%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Frontier Communications Corp.	3.5%
Southern Copper Corp.	2.8%
Duke Energy Corp.	2.6%
CenturyLink, Inc.	2.3%
AT&T, Inc.	2.0%
Windstream Corp.	2.0%
Altria Group, Inc.	1.7%
Verizon Communications, Inc.	1.7%
Lockheed Martin Corp.	1.7%
Eli Lilly & Co.	1.6%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The Fund returned 4.96% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Telecommunication Services had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Information Technology created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Top 100/ Dividend ex-Financials Spliced Index[1]	Dow Jones U.S. Select Dividend IndexSM
Six Months*	4.96%	4.92%	5.07%	5.10%
One Year	24.98%	24.90%	25.39%	24.42%
Three Year	18.48%	18.48%	18.99%	16.43%
Five Year	2.61%	2.63%	2.96%	1.12%
Since Inception[2]	5.72%	5.71%	6.11%	3.34%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; Wisdomtree Dividend ex-Financials Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Financials	35.2%
Utilities	14.1%
Consumer Discretionary	11.6%
Industrials	9.3%
Materials	7.8%
Information Technology	3.7%
Telecommunication Services	3.4%
Consumer Staples	2.6%
Energy	2.0%
Health Care	1.4%
Other	8.9%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Frontier Communications Corp.	2.3%
New York Community Bancorp, Inc.	1.6%
Windstream Corp.	1.4%
Northeast Utilities	1.3%
Kimco Realty Corp.	1.2%
Ares Capital Corp.	1.0%
Plum Creek Timber Co., Inc.	1.0%
Cincinnati Financial Corp.	1.0%
NiSource, Inc.	0.9%
Darden Restaurants, Inc.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The Fund returned 2.64% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Utilities had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Industrials created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400® Index	Russell MidCap Value® Index
Six Months*	2.64%	2.53%	2.73%	0.24%	2.35%
One Year	26.86%	26.90%	27.27%	28.54%	29.28%
Three Year	15.37%	15.37%	15.93%	14.33%	13.86%
Five Year	3.55%	3.55%	3.74%	3.83%	1.73%
Since Inception[1]	5.26%	5.33%	5.15%	6.26%	4.44%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Financials	50.4%
Industrials	10.6%
Consumer Discretionary	9.2%
Utilities	5.0%
Materials	4.6%
Information Technology	3.9%
Consumer Staples	3.3%
Health Care	2.1%
Telecommunication Services	1.7%
Energy	1.0%
Other	8.2%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Apollo Investment Corp.	2.1%
Prospect Capital Corp.	1.3%
CommonWealth REIT	1.1%
Corporate Office Properties Trust	1.0%
Vector Group Ltd.	1.0%
Healthcare Realty Trust, Inc.	0.9%
Brandywine Realty Trust	0.9%
MDC Holdings, Inc.	0.9%
PDL BioPharma, Inc.	0.8%
Fifth Street Finance Corp.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The Fund returned 4.83% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Financials had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Information Technology created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Dividend Index	Russell 2000® Index	Russell 2000® Value Index
Six Months*	4.83%	4.84%	4.97%	1.60%	2.49%
One Year	32.47%	32.94%	32.90%	31.91%	32.63%
Three Year	14.38%	14.43%	14.77%	12.99%	11.72%
Five Year	2.75%	2.79%	3.17%	2.21%	1.35%
Since Inception[1]	4.06%	4.09%	4.15%	4.48%	3.13%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Domestic Dividend Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree LargeCap Dividend Index measures the performance of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Dividend Index measures the performance of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Dividend Index measures the performance of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree Equity Income Index measures the performance of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks outside the financial sector.

The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000® Index is a capitalization-weighted index that measures the performance of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 1000® Value Index is a capitalization-weighted index that measures the performance of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Value Index is a capitalization weighted index that measures the small-capitalization value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000® Value Index is a capitalization weighted index that measures the performance of the value sector of the broad U.S. equity market. The index is a subset of the Russell 3000 Index and consists of those companies or portion of a company, with lower price-to-book ratios and lower forecasted growth within the Russell 3000 Index.

The Russell MidCap Value® Index is a capitalization weighted index that measures the mid-capitalization value segment of the U.S. equity universe, selecting from the Russell Midcap Index.

The Dow Jones U.S. Select Dividend IndexSM measures the performance of 100 U.S. dividend-paying companies.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

WisdomTree Domestic Dividend Funds	7

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/12 to 9/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Annualized Expense Ratio Based on the Period 4/01/12 to 9/30/12	Expenses Paid During the Period† 4/01/12 to 9/30/12
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,043.50	0.28%	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree Equity Income Fund
Actual	$1,000.00	$1,076.40	0.38%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,046.20	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,049.60	0.38%	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,026.40	0.38%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,048.30	0.38%	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

WisdomTree Domestic Dividend Funds	9

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 101.4%
COMMON STOCKS – 99.8%
Advertising – 0.1%
Harte-Hanks, Inc.	2,965	$20,547
Interpublic Group of Cos., Inc. (The)	10,294	114,469
Omnicom Group, Inc.	5,601	288,788

Total Advertising		423,804
Aerospace/Defense – 2.2%
Alliant Techsystems, Inc.	244	12,227
Boeing Co. (The)	16,465	1,146,293
Curtiss-Wright Corp.	578	18,901
General Dynamics Corp.	9,583	633,628
Kaman Corp.	1,020	36,577
L-3 Communications Holdings, Inc.	2,508	179,849
Lockheed Martin Corp.	15,474	1,444,962
Northrop Grumman Corp.	8,657	575,085
Raytheon Co.	12,258	700,667
Rockwell Collins, Inc.	2,511	134,690
United Technologies Corp.	22,129	1,732,479

Total Aerospace/Defense		6,615,358
Agriculture – 4.0%
Altria Group, Inc.	106,865	3,568,222
Archer-Daniels-Midland Co.	15,336	416,833
Lorillard, Inc.	5,810	676,575
Philip Morris International, Inc.	65,434	5,885,134
Reynolds American, Inc.	29,179	1,264,618
Universal Corp.	1,198	61,002
Vector Group Ltd.	7,872	130,596

Total Agriculture		12,002,980
Apparel – 0.4%
Cherokee, Inc.	1,344	19,569
Coach, Inc.	3,958	221,727
Columbia Sportswear Co.	655	35,370
Jones Group, Inc. (The)	1,854	23,861
NIKE, Inc. Class B	5,221	495,525
Ralph Lauren Corp.	310	46,881
VF Corp.	2,294	365,572
Wolverine World Wide, Inc.	911	40,421

Total Apparel		1,248,926
Auto Manufacturers – 0.1%
PACCAR, Inc.	6,453	258,281
Auto Parts & Equipment – 0.2%
Cooper Tire & Rubber Co.	2,074	39,779
Douglas Dynamics, Inc.	1,132	16,742
Johnson Controls, Inc.	15,174	415,768
Lear Corp.	1,182	44,668
Superior Industries International, Inc.	1,611	27,532

Total Auto Parts & Equipment		544,489
Banks – 5.8%
1st Source Corp.	1,429	31,824
Arrow Financial Corp.(a)	1,197	29,925
Associated Banc-Corp.	1,312	17,279

BancFirst Corp.	649	$27,881
BancorpSouth, Inc.	1,305	19,236
Bank of America Corp.	71,117	627,963
Bank of Hawaii Corp.	1,661	75,775
Bank of New York Mellon Corp. (The)	31,427	710,879
Bank of the Ozarks, Inc.	657	22,647
BB&T Corp.	17,410	577,316
BOK Financial Corp.	1,202	71,038
Capital One Financial Corp.	2,763	157,519
Cathay General Bancorp	913	15,758
Chemical Financial Corp.	1,447	35,017
Citigroup, Inc.	5,640	184,541
City Holding Co.	891	31,933
City National Corp.	891	45,895
Comerica, Inc.	2,096	65,081
Commerce Bancshares, Inc.	2,059	83,040
Community Bank System, Inc.	1,649	46,485
Community Trust Bancorp, Inc.	1,092	38,804
Cullen/Frost Bankers, Inc.	2,014	115,664
CVB Financial Corp.	4,369	52,166
East West Bancorp, Inc.	1,462	30,877
Fifth Third Bancorp	21,295	330,286
First Busey Corp.	3,296	16,085
First Commonwealth Financial Corp.	2,192	15,454
First Financial Bancorp	3,853	65,154
First Financial Bankshares, Inc.(a)	976	35,165
First Financial Corp.	693	21,719
FirstMerit Corp.	4,862	71,617
FNB Corp.	6,891	77,248
Fulton Financial Corp.	4,516	44,528
Glacier Bancorp, Inc.	3,763	58,628
Goldman Sachs Group, Inc. (The)	6,836	777,117
Hancock Holding Co.	2,426	75,085
Hudson Valley Holding Corp.	968	16,504
Huntington Bancshares, Inc.	23,341	161,053
Iberiabank Corp.	853	39,067
Independent Bank Corp.	782	23,530
International Bancshares Corp.	2,006	38,214
JPMorgan Chase & Co.	109,941	4,450,412
KeyCorp	13,810	120,699
M&T Bank Corp.	4,272	406,524
MB Financial, Inc.	974	19,237
Morgan Stanley	23,737	397,357
National Penn Bancshares, Inc.	3,581	32,623
NBT Bancorp, Inc.	1,639	36,173
Northern Trust Corp.	6,160	285,916
Old National Bancorp	3,295	44,845
PacWest Bancorp	1,566	36,597
Park National Corp.(a)	1,118	78,282
Penns Woods Bancorp, Inc.	519	23,007
PNC Financial Services Group, Inc.	12,425	784,018
Prosperity Bancshares, Inc.	966	41,171
Regions Financial Corp.	18,400	132,664
Renasant Corp.	1,441	28,251

See Notes to Financial Statements.

10	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2012

Investments	Shares	Value

S&T Bancorp, Inc.	1,003	$17,663
S.Y. Bancorp, Inc.	1,205	28,510
State Street Corp.	8,221	344,953
SunTrust Banks, Inc.	7,010	198,173
Susquehanna Bancshares, Inc.	2,972	31,087
Synovus Financial Corp.	25,203	59,731
TCF Financial Corp.	3,614	43,151
Tompkins Financial Corp.(a)	516	20,908
TrustCo Bank Corp.	8,022	45,886
Trustmark Corp.	2,205	53,670
U.S. Bancorp	33,097	1,135,227
UMB Financial Corp.	1,225	59,633
Umpqua Holdings Corp.	2,961	38,167
United Bankshares, Inc.	2,402	59,834
Univest Corp. of Pennsylvania	1,441	25,938
Valley National Bancorp(a)	9,548	95,671
Washington Trust Bancorp, Inc.	671	17,627
Webster Financial Corp.	1,127	26,710
Wells Fargo & Co.	90,063	3,109,875
WesBanco, Inc.	1,306	27,047
Westamerica Bancorp.	776	36,511

Total Banks		17,374,745
Beverages – 2.9%
Beam, Inc.	2,076	119,453
Brown-Forman Corp. Class A	1,459	91,202
Brown-Forman Corp. Class B	2,178	142,115
Coca-Cola Co. (The)	118,514	4,495,236
Coca-Cola Enterprises, Inc.	5,912	184,868
Dr. Pepper Snapple Group, Inc.	6,558	292,028
Molson Coors Brewing Co. Class B	4,383	197,454
PepsiCo, Inc.	46,087	3,261,577

Total Beverages		8,783,933
Biotechnology – 0.5%
Amgen, Inc.	15,691	1,323,065
PDL BioPharma, Inc.(a)	12,710	97,740

Total Biotechnology		1,420,805
Building Materials – 0.1%
Eagle Materials, Inc.	746	34,510
Lennox International, Inc.	999	48,312
Martin Marietta Materials, Inc.(a)	889	73,671
Masco Corp.	11,329	170,501
Simpson Manufacturing Co., Inc.	767	21,952

Total Building Materials		348,946
Chemicals – 2.4%
A. Schulman, Inc.	543	12,934
Air Products & Chemicals, Inc.	5,457	451,294
Airgas, Inc.	1,202	98,925
Albemarle Corp.	1,198	63,111
Ashland, Inc.	999	71,528
Cabot Corp.	958	35,034
Celanese Corp. Series A	683	25,893
CF Industries Holdings, Inc.	673	149,568

Cytec Industries, Inc.	522	$34,201
Dow Chemical Co. (The)	42,395	1,227,759
E.I. du Pont de Nemours & Co.	33,913	1,704,807
Eastman Chemical Co.	3,474	198,053
Ecolab, Inc.	2,784	180,431
FMC Corp.	950	52,611
H.B. Fuller Co.	890	27,305
Huntsman Corp.	11,239	167,798
Innophos Holdings, Inc.	261	12,656
International Flavors & Fragrances, Inc.	1,573	93,719
Kronos Worldwide, Inc.(a)	3,769	56,309
Monsanto Co.	8,890	809,168
Mosaic Co. (The)	1,309	75,412
NewMarket Corp.	134	33,028
Olin Corp.	3,532	76,750
PolyOne Corp.	1,835	30,406
PPG Industries, Inc.	4,085	469,121
Praxair, Inc.	5,400	560,952
RPM International, Inc.	3,965	113,161
Sensient Technologies Corp.	859	31,577
Sherwin-Williams Co. (The)	1,911	284,567
Sigma-Aldrich Corp.	1,187	85,428
Valhi, Inc.	2,199	26,828
Valspar Corp.	1,411	79,157
Westlake Chemical Corp.(a)	148	10,813

Total Chemicals		7,350,304
Coal – 0.1%
Arch Coal, Inc.(a)	7,586	48,020
Consol Energy, Inc.	2,721	81,766
Peabody Energy Corp.	2,769	61,721
Walter Energy, Inc.	1,294	42,003

Total Coal		233,510
Commercial Services – 1.3%
ABM Industries, Inc.	1,524	28,849
Automatic Data Processing, Inc.	14,138	829,335
Brink’s Co. (The)	801	20,578
Corporate Executive Board Co. (The)	643	34,484
Deluxe Corp.	2,602	79,517
DeVry, Inc.(a)	571	12,996
Electro Rent Corp.	1,412	24,978
Equifax, Inc.	2,116	98,563
H&R Block, Inc.	11,062	191,705
Healthcare Services Group, Inc.	3,048	69,708
Insperity, Inc.	804	20,285
Intersections, Inc.	1,680	17,707
Iron Mountain, Inc.	5,409	184,501
Landauer, Inc.	528	31,532
Lender Processing Services, Inc.	2,076	57,900
Lincoln Educational Services Corp.	1,560	6,552
Manpower, Inc.	1,338	49,238
Mastercard, Inc. Class A	200	90,296
McGrath Rentcorp	1,208	31,517
Moody’s Corp.	3,482	153,800

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	11

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2012

Investments	Shares	Value

Paychex, Inc.	14,682	$488,764
Quad Graphics, Inc.(a)	2,053	34,819
R.R. Donnelley & Sons Co.(a)	12,041	127,635
Rent-A-Center, Inc.	968	33,957
Robert Half International, Inc.	2,888	76,907
Rollins, Inc.	2,426	56,744
SEI Investments Co.	1,632	35,006
Service Corp. International	4,692	63,154
Sotheby’s	737	23,216
Strayer Education, Inc.(a)	470	30,245
Total System Services, Inc.	3,400	80,580
Towers Watson & Co. Class A	337	17,878
Visa, Inc. Class A	4,649	624,268
Weight Watchers International, Inc.	869	45,883
Western Union Co. (The)	10,436	190,144

Total Commercial Services		3,963,241
Computers – 1.5%
Computer Sciences Corp.	4,275	137,698
Diebold, Inc.	2,882	97,152
DST Systems, Inc.	519	29,355
Hewlett-Packard Co.	33,151	565,556
International Business Machines Corp.	17,203	3,568,762
j2 Global, Inc.	1,507	49,460
Jack Henry & Associates, Inc.	1,327	50,293
Lexmark International, Inc. Class A	1,989	44,255
MTS Systems Corp.	520	27,846

Total Computers		4,570,377
Cosmetics/Personal Care – 2.5%
Avon Products, Inc.	20,570	328,091
Colgate-Palmolive Co.	11,699	1,254,367
Estee Lauder Cos., Inc. (The) Class A	2,236	137,671
Procter & Gamble Co. (The)	82,705	5,736,419

Total Cosmetics/Personal Care		7,456,548
Distribution/Wholesale – 0.3%
Fastenal Co.	3,915	168,306
Genuine Parts Co.	4,515	275,550
Owens & Minor, Inc.	2,185	65,288
Pool Corp.	1,422	59,127
United Stationers, Inc.	848	22,065
W.W. Grainger, Inc.	985	205,244
Watsco, Inc.(a)	1,016	77,003

Total Distribution/Wholesale		872,583
Diversified Financial Services – 1.7%
American Express Co.	16,884	960,024
Ameriprise Financial, Inc.	4,213	238,835
Artio Global Investors, Inc.	3,579	10,665
BGC Partners, Inc. Class A	10,966	53,733
BlackRock, Inc.	4,055	723,007
CBOE Holdings, Inc.	1,512	44,483
Charles Schwab Corp. (The)	24,930	318,855
CME Group, Inc.	6,925	396,803
Cohen & Steers, Inc.(a)	1,327	39,306

Discover Financial Services	5,031	$199,882
Eaton Vance Corp.	3,597	104,169
Evercore Partners, Inc. Class A	962	25,974
Federated Investors, Inc. Class B(a)	6,367	131,733
Franklin Resources, Inc.	2,094	261,897
GFI Group, Inc.	6,686	21,261
Greenhill & Co., Inc.(a)	1,391	71,984
Horizon Technology Finance Corp.	1,126	18,196
Interactive Brokers Group, Inc. Class A	1,510	21,170
Janus Capital Group, Inc.	6,376	60,189
Jefferies Group, Inc.	4,350	59,552
Legg Mason, Inc.	1,734	42,795
Medley Capital Corp.	2,217	31,193
Nelnet, Inc. Class A	775	18,399
NYSE Euronext	11,127	274,281
Raymond James Financial, Inc.	2,199	80,593
SLM Corp.	12,968	203,857
T. Rowe Price Group, Inc.	5,511	348,846
TD Ameritrade Holding Corp.	7,713	118,549
Waddell & Reed Financial, Inc. Class A	2,431	79,664
Walter Investment Management Corp.	2,438	90,230

Total Diversified Financial Services		5,050,125
Electric – 5.9%
ALLETE, Inc.	1,749	73,003
Alliant Energy Corp.	4,207	182,542
Ameren Corp.	11,269	368,158
American Electric Power Co., Inc.	21,445	942,293
Avista Corp.	2,435	62,677
Black Hills Corp.	1,515	53,889
CH Energy Group, Inc.	687	44,799
Cleco Corp.	1,735	72,835
CMS Energy Corp.	9,525	224,314
Consolidated Edison, Inc.	11,190	670,169
Dominion Resources, Inc.	20,171	1,067,853
DTE Energy Co.	7,095	425,274
Duke Energy Corp.	30,392	1,969,402
Edison International	10,006	457,174
Entergy Corp.	7,809	541,164
Exelon Corp.	34,219	1,217,512
FirstEnergy Corp.	19,168	845,309
Great Plains Energy, Inc.	5,272	117,355
Hawaiian Electric Industries, Inc.	4,412	116,080
IDACORP, Inc.	1,438	62,222
Integrys Energy Group, Inc.	3,885	202,797
ITC Holdings Corp.(a)	983	74,295
MDU Resources Group, Inc.	5,505	121,330
MGE Energy, Inc.	914	48,433
National Fuel Gas Co.	2,076	112,187
NextEra Energy, Inc.	15,195	1,068,664
Northeast Utilities	9,754	372,895
NorthWestern Corp.	1,680	60,866
NV Energy, Inc.	7,674	138,209
OGE Energy Corp.	2,621	145,361

See Notes to Financial Statements.

12	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2012

Investments	Shares	Value

Otter Tail Corp.	1,647	$39,297
Pepco Holdings, Inc.(a)	11,719	221,489
PG&E Corp.	17,705	755,472
Pinnacle West Capital Corp.	4,646	245,309
PNM Resources, Inc.	2,427	51,040
Portland General Electric Co.	3,371	91,152
PPL Corp.	25,799	749,461
Public Service Enterprise Group, Inc.	20,438	657,695
SCANA Corp.	5,251	253,466
Southern Co. (The)	33,982	1,566,230
TECO Energy, Inc.	9,474	168,069
UIL Holdings Corp.	2,613	93,702
Unisource Energy Corp.	1,445	60,488
Unitil Corp.	807	21,967
Westar Energy, Inc.	5,247	155,626
Wisconsin Energy Corp.	6,472	243,800
Xcel Energy, Inc.	18,110	501,828

Total Electric		17,735,152
Electrical Components & Equipment – 0.5%
Acuity Brands, Inc.	642	40,632
AMETEK, Inc.	1,680	59,556
Emerson Electric Co.	22,980	1,109,245
Hubbell, Inc. Class B	1,422	114,812
Littelfuse, Inc.	472	26,687
Molex, Inc.	2,412	63,387
Molex, Inc. Class A	4,075	88,509

Total Electrical Components & Equipment		1,502,828
Electronics – 0.6%
American Science & Engineering, Inc.	320	20,995
Amphenol Corp. Class A	1,390	81,843
AVX Corp.	2,821	27,053
Brady Corp. Class A	1,335	39,089
FLIR Systems, Inc.	1,228	24,529
Gentex Corp.	2,453	41,726
Honeywell International, Inc.	20,684	1,235,869
Jabil Circuit, Inc.	3,286	61,514
National Instruments Corp.	2,287	57,564
PerkinElmer, Inc.	1,885	55,551
Woodward, Inc.	470	15,971

Total Electronics		1,661,704
Energy-Alternate Sources – 0.0%
FutureFuel Corp.	1,639	19,848
Engineering & Construction – 0.1%
Fluor Corp.	1,632	91,849
Granite Construction, Inc.	678	19,472
KBR, Inc.	1,501	44,760

Total Engineering & Construction		156,081
Entertainment – 0.1%
Cinemark Holdings, Inc.	5,344	119,866
International Game Technology	4,152	54,350
National CineMedia, Inc.	4,161	68,116
Regal Entertainment Group Class A(a)	8,221	115,669

Speedway Motorsports, Inc.	1,573	$24,224
Vail Resorts, Inc.	575	33,149

Total Entertainment		415,374
Environmental Control – 0.3%
Covanta Holding Corp.	3,051	52,355
Mine Safety Appliances Co.	1,327	49,457
Republic Services, Inc.	10,438	287,149
U.S. Ecology, Inc.	889	19,185
Waste Connections, Inc.	950	28,738
Waste Management, Inc.	17,925	575,034

Total Environmental Control		1,011,918
Food – 2.5%
B&G Foods, Inc.	2,188	66,318
Campbell Soup Co.	10,524	366,446
ConAgra Foods, Inc.	14,589	402,511
Flowers Foods, Inc.	4,603	92,889
General Mills, Inc.	18,146	723,118
H.J. Heinz Co.	11,214	627,423
Harris Teeter Supermarkets, Inc.	967	37,558
Hershey Co. (The)	3,601	255,275
Hillshire Brands Co.	2,713	72,654
Hormel Foods Corp.	5,098	149,066
Ingredion, Inc.	1,108	61,117
J.M. Smucker Co. (The)	2,622	226,357
Kellogg Co.	11,751	607,057
Kraft Foods, Inc. Class A*	51,652	2,135,810
Kroger Co. (The)	10,951	257,787
Lancaster Colony Corp.	657	48,125
McCormick & Co., Inc.	2,816	174,705
Safeway, Inc.(a)	9,150	147,223
Sanderson Farms, Inc.	372	16,506
Snyders-Lance, Inc.	2,110	52,750
Sysco Corp.	20,020	626,025
Tyson Foods, Inc. Class A	2,296	36,782
Weis Markets, Inc.	1,015	42,965
Whole Foods Market, Inc.	1,328	129,347

Total Food		7,355,814
Forest Products & Paper – 0.2%
International Paper Co.	15,415	559,873
MeadWestvaco Corp.	5,061	154,867
PH Glatfelter Co.	1,314	23,402

Total Forest Products & Paper		738,142
Gas – 0.7%
AGL Resources, Inc.	3,319	135,780
Atmos Energy Corp.	3,143	112,488
CenterPoint Energy, Inc.	16,604	353,665
Chesapeake Utilities Corp.	198	9,377
Laclede Group, Inc. (The)	1,087	46,741
New Jersey Resources Corp.	1,316	60,168
NiSource, Inc.	10,280	261,935
Northwest Natural Gas Co.	864	42,543
Piedmont Natural Gas Co., Inc.	2,528	82,110

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2012

Investments	Shares	Value

Questar Corp.	5,480	$111,408
Sempra Energy	8,238	531,269
South Jersey Industries, Inc.	896	47,425
Southwest Gas Corp.	1,010	44,642
UGI Corp.	4,020	127,635
Vectren Corp.	3,818	109,195
WGL Holdings, Inc.	1,872	75,348

Total Gas		2,151,729
Hand/Machine Tools – 0.2%
Kennametal, Inc.	1,530	56,732
Lincoln Electric Holdings, Inc.	1,746	68,181
Regal-Beloit Corp.	661	46,587
Snap-On, Inc.	1,500	107,805
Stanley Black & Decker, Inc.	4,034	307,593

Total Hand/Machine Tools		586,898
Healthcare-Products – 1.1%
Baxter International, Inc.	14,456	871,119
Becton Dickinson and Co.	4,923	386,751
C.R. Bard, Inc.	749	78,383
DENTSPLY International, Inc.	896	34,173
Hill-Rom Holdings, Inc.	962	27,956
Medtronic, Inc.	26,454	1,140,696
Meridian Bioscience, Inc.(a)	2,068	39,664
Patterson Cos., Inc.	1,451	49,682
St. Jude Medical, Inc.	6,700	282,271
STERIS Corp.	881	31,249
Stryker Corp.	5,306	295,332
Techne Corp.	644	46,329
Teleflex, Inc.	984	67,739
West Pharmaceutical Services, Inc.	551	29,242

Total Healthcare-Products		3,380,586
Healthcare-Services – 0.5%
Aetna, Inc.	4,640	183,744
Humana, Inc.	1,654	116,028
National Healthcare Corp.	509	24,300
Quest Diagnostics, Inc.	1,453	92,164
UnitedHealth Group, Inc.	14,517	804,387
WellPoint, Inc.	4,762	276,243

Total Healthcare-Services		1,496,866
Holding Companies-Diversified – 0.0%
Leucadia National Corp.	2,299	52,302
Home Builders – 0.1%
D.R. Horton, Inc.	4,827	99,629
KB Home(a)	3,884	55,735
Lennar Corp. Class A(a)	1,863	64,777
MDC Holdings, Inc.	3,069	118,187
Ryland Group, Inc. (The)	994	29,820
Thor Industries, Inc.	1,550	56,296

Total Home Builders		424,444
Home Furnishings – 0.1%
Harman International Industries, Inc.	560	25,850

Whirlpool Corp.	2,894	$239,941

Total Home Furnishings		265,791
Household Products/Wares – 0.7%
American Greetings Corp. Class A	646	10,853
Avery Dennison Corp.	3,552	113,025
Church & Dwight Co., Inc.	1,864	100,637
Clorox Co. (The)	4,468	321,920
Ennis, Inc.	1,527	25,058
Kimberly-Clark Corp.	14,545	1,247,670
Scotts Miracle-Gro Co. (The) Class A(a)	1,538	66,857
Tupperware Brands Corp.	1,226	65,701
WD-40 Co.	888	46,744

Total Household Products/Wares		1,998,465
Housewares – 0.1%
Newell Rubbermaid, Inc.	5,511	105,205
Toro Co. (The)	1,296	51,555

Total Housewares		156,760
Insurance – 2.6%
Aflac, Inc.	13,483	645,566
Allstate Corp. (The)	14,592	577,989
American Financial Group, Inc.	1,875	71,062
American National Insurance Co.	1,228	88,207
AmTrust Financial Services, Inc.	1,239	31,743
Arthur J. Gallagher & Co.	4,301	154,062
Assurant, Inc.	1,649	61,508
Baldwin & Lyons, Inc. Class B	896	21,423
Brown & Brown, Inc.	2,205	57,484
Chubb Corp. (The)	6,049	461,418
Cincinnati Financial Corp.	8,050	305,014
CNA Financial Corp.	3,428	91,870
Donegal Group, Inc. Class A	1,224	17,185
Erie Indemnity Co. Class A	1,240	79,695
Fidelity National Financial, Inc. Class A	6,714	143,612
First American Financial Corp.	192	4,161
Hanover Insurance Group, Inc. (The)	1,606	59,840
Hartford Financial Services Group, Inc.	9,434	183,397
HCC Insurance Holdings, Inc.	2,675	90,656
Horace Mann Educators Corp.	1,634	29,592
Kemper Corp.	2,636	80,952
Life Partners Holdings, Inc.	1,025	2,767
Lincoln National Corp.	4,503	108,928
Loews Corp.	2,453	101,211
Marsh & McLennan Cos., Inc.	14,244	483,299
Mercury General Corp.	2,765	106,867
MetLife, Inc.	23,973	826,110
Old Republic International Corp.	17,681	164,433
Principal Financial Group, Inc.	8,045	216,732
ProAssurance Corp.	346	31,292
Progressive Corp. (The)	11,713	242,928
Protective Life Corp.	2,546	66,731
Prudential Financial, Inc.	13,744	749,185
Reinsurance Group of America, Inc.	991	57,349

See Notes to Financial Statements.

14	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2012

Investments	Shares	Value

RLI Corp.	579	$38,596
Safety Insurance Group, Inc.	889	40,787
Selective Insurance Group, Inc.	2,637	50,077
StanCorp Financial Group, Inc.	1,328	41,487
State Auto Financial Corp.	2,282	37,402
Symetra Financial Corp.	3,520	43,296
Torchmark Corp.	1,093	56,125
Tower Group, Inc.	1,629	31,586
Travelers Cos., Inc. (The)	11,342	774,205
United Fire Group, Inc.	1,005	25,246
Universal Insurance Holdings, Inc.	3,583	13,795
Unum Group	5,381	103,423
W.R. Berkley Corp.	1,245	46,675

Total Insurance		7,716,968
Internet – 0.1%
Earthlink, Inc.	4,696	33,436
Expedia, Inc.	1,285	74,324
IAC/InterActiveCorp	804	41,856
Nutrisystem, Inc.(a)	1,966	20,702
United Online, Inc.	5,290	29,201

Total Internet		199,519
Investment Companies – 0.5%
Apollo Investment Corp.	31,955	251,486
Ares Capital Corp.	18,098	310,200
Arlington Asset Investment Corp. Class A	1,352	32,259
BlackRock Kelso Capital Corp.	9,007	87,548
Fifth Street Finance Corp.	9,328	102,422
Gladstone Capital Corp.	3,189	27,904
Golub Capital BDC, Inc.	1,429	22,721
Kcap Financial, Inc.	3,103	28,734
Main Street Capital Corp.(a)	2,302	67,932
MCG Capital Corp.	12,839	59,188
MVC Capital, Inc.	887	11,354
NGP Capital Resources Co.	1,829	13,644
PennantPark Investment Corp.	4,963	52,657
Prospect Capital Corp.	13,764	158,561
Solar Capital Ltd.	3,310	75,865
THL Credit, Inc.	2,234	31,343
TICC Capital Corp.	4,288	44,595
Triangle Capital Corp.(a)	2,408	61,789

Total Investment Companies		1,440,202
Iron/Steel – 0.3%
Allegheny Technologies, Inc.	1,899	60,578
Carpenter Technology Corp.	334	17,475
Cliffs Natural Resources, Inc.(a)	2,614	102,286
Commercial Metals Co.	3,495	46,134
Nucor Corp.	11,197	428,397
Reliance Steel & Aluminum Co.	451	23,610
Steel Dynamics, Inc.	6,440	72,321
United States Steel Corp.(a)	2,434	46,416

Total Iron/Steel		797,217

Leisure Time – 0.1%
Callaway Golf Co.	2,957	$18,156
Harley-Davidson, Inc.	3,087	130,796
Polaris Industries, Inc.	1,026	82,973

Total Leisure Time		231,925
Lodging – 0.3%
Ameristar Casinos, Inc.	1,072	19,082
Choice Hotels International, Inc.	1,512	48,369
Marriott International, Inc. Class A	4,614	180,407
Starwood Hotels & Resorts Worldwide, Inc.	2,156	124,962
Wyndham Worldwide Corp.	2,724	142,956
Wynn Resorts Ltd.	2,176	251,197

Total Lodging		766,973
Machinery-Construction & Mining – 0.4%
Caterpillar, Inc.	13,122	1,129,017
Joy Global, Inc.	977	54,770

Total Machinery-Construction & Mining		1,183,787
Machinery-Diversified – 0.6%
Albany International Corp. Class A	804	17,664
Applied Industrial Technologies, Inc.	1,418	58,748
Briggs & Stratton Corp.	773	14,432
Cognex Corp.	779	26,938
Cummins, Inc.	3,627	334,446
Deere & Co.	8,377	691,019
Flowserve Corp.	666	85,075
Graco, Inc.	1,284	64,559
IDEX Corp.	1,532	63,992
NACCO Industries, Inc. Class A	230	28,844
Nordson Corp.	870	50,999
Rockwell Automation, Inc.	2,965	206,216
Roper Industries, Inc.	476	52,307

Total Machinery-Diversified		1,695,239
Media – 2.6%
Belo Corp. Class A	4,021	31,484
Cablevision Systems Corp. Class A	8,534	135,264
CBS Corp. Class A	1,279	46,568
CBS Corp. Class B	8,765	318,432
Comcast Corp. Class A	36,566	1,307,966
Comcast Corp. Special Class A	11,229	390,769
Courier Corp.	1,570	19,185
Factset Research Systems, Inc.(a)	561	54,092
Gannett Co., Inc.	5,381	95,513
John Wiley & Sons, Inc. Class A	759	34,876
McGraw-Hill Cos., Inc. (The)	6,574	358,875
Meredith Corp.(a)	1,823	63,805
News Corp. Class A	17,455	428,171
News Corp. Class B	7,996	198,301
Scripps Networks Interactive, Inc. Class A	997	61,046
Sinclair Broadcast Group, Inc. Class A	2,651	29,718
Time Warner Cable, Inc.	8,875	843,658
Time Warner, Inc.	25,721	1,165,933
Viacom, Inc. Class A	995	54,128

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2012

Investments	Shares	Value

Viacom, Inc. Class B	10,921	$585,256
Walt Disney Co. (The)	27,367	1,430,747
Washington Post Co. (The) Class B(a)	201	72,969
World Wrestling Entertainment, Inc. Class A	3,421	27,539

Total Media		7,754,295
Metal Fabricate/Hardware – 0.1%
Kaydon Corp.	755	16,867
Mueller Industries, Inc.	535	24,327
Timken Co. (The)	1,671	62,094
Worthington Industries, Inc.	2,638	57,139

Total Metal Fabricate/Hardware		160,427
Mining – 1.5%
Alcoa, Inc.	15,455	136,777
AMCOL International Corp.	882	29,882
Compass Minerals International, Inc.	673	50,199
Freeport-McMoRan Copper & Gold, Inc.	23,484	929,497
Globe Specialty Metals, Inc.	1,466	22,313
Gold Resource Corp.	1,534	32,904
Hecla Mining Co.	4,412	28,899
Kaiser Aluminum Corp.	219	12,787
Newmont Mining Corp.	10,286	576,119
Royal Gold, Inc.	249	24,865
Southern Copper Corp.	74,012	2,543,052
Titanium Metals Corp.(a)	3,133	40,196
Vulcan Materials Co.	317	14,994

Total Mining		4,442,484
Miscellaneous Manufacturing – 4.1%
3M Co.	17,958	1,659,678
A.O. Smith Corp.	348	20,024
Aptargroup, Inc.	980	50,676
Barnes Group, Inc.	1,417	35,439
Carlisle Cos., Inc.	1,322	68,638
CLARCOR, Inc.	767	34,231
Crane Co.	1,326	52,947
Danaher Corp.	1,858	102,469
Donaldson Co., Inc.	1,282	44,498
Dover Corp.	3,802	226,181
Eaton Corp.	9,848	465,417
General Electric Co.	350,742	7,965,351
Harsco Corp.	3,302	67,790
Hillenbrand, Inc.	2,547	46,330
Illinois Tool Works, Inc.	14,072	836,862
ITT Corp.	1,765	35,565
Koppers Holdings, Inc.	775	27,071
Leggett & Platt, Inc.	6,802	170,390
NL Industries, Inc.	3,262	37,480
Pall Corp.	1,335	84,759
Parker Hannifin Corp.	2,717	227,087
SPX Corp.	893	58,411
Textron, Inc.	1,765	46,190
Trinity Industries, Inc.	1,511	45,285

Total Miscellaneous Manufacturing		12,408,769

Office Furnishings – 0.0%
HNI Corp.	1,413	$36,045
Knoll, Inc.	1,641	22,892
Steelcase, Inc. Class A	3,607	35,529

Total Office Furnishings		94,466
Office/Business Equipment – 0.1%
Pitney Bowes, Inc.(a)	14,692	203,043
Xerox Corp.	27,443	201,432

Total Office/Business Equipment		404,475
Oil & Gas – 8.0%
Anadarko Petroleum Corp.	2,431	169,976
Apache Corp.	2,634	227,762
Berry Petroleum Co. Class A	570	23,159
Chesapeake Energy Corp.	9,216	173,906
Chevron Corp.	59,128	6,891,960
Cimarex Energy Co.	420	24,591
ConocoPhillips	47,002	2,687,574
Devon Energy Corp.	4,184	253,132
Diamond Offshore Drilling, Inc.(a)	907	59,690
Energen Corp.	438	22,956
EOG Resources, Inc.	1,796	201,242
EQT Corp.	2,306	136,054
EXCO Resources, Inc.(a)	3,190	25,552
Exxon Mobil Corp.	103,950	9,506,227
Helmerich & Payne, Inc.	422	20,091
Hess Corp.	2,601	139,726
HollyFrontier Corp.	2,819	116,340
Marathon Oil Corp.	13,627	402,950
Marathon Petroleum Corp.	9,858	538,148
Murphy Oil Corp.	3,714	199,405
Noble Energy, Inc.	1,745	161,779
Occidental Petroleum Corp.	15,622	1,344,429
Patterson-UTI Energy, Inc.	2,173	34,420
Pioneer Natural Resources Co.	2	209
Range Resources Corp.	420	29,345
Sunoco, Inc.	1,568	73,429
Valero Energy Corp.	16,507	522,942

Total Oil & Gas		23,986,994
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	5,175	234,065
CARBO Ceramics, Inc.(a)	150	9,438
Halliburton Co.	9,982	336,294
National Oilwell Varco, Inc.	3,194	255,871
Oceaneering International, Inc.	1,226	67,737
RPC, Inc.(a)	4,805	57,131
Targa Resources Corp.	1,318	66,348

Total Oil & Gas Services		1,026,884
Packaging & Containers – 0.2%
Ball Corp.	1,414	59,826
Bemis Co., Inc.	2,748	86,479
Greif, Inc. Class A	1,011	44,666
Greif, Inc. Class B	1,182	58,462

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2012

Investments	Shares	Value

Packaging Corp. of America	2,961	$107,484
Rock-Tenn Co. Class A	884	63,807
Sealed Air Corp.	5,347	82,665
Silgan Holdings, Inc.	858	37,332
Sonoco Products Co.	3,419	105,955

Total Packaging & Containers		646,676
Pharmaceuticals – 9.3%
Abbott Laboratories	50,503	3,462,486
Allergan, Inc.	687	62,915
AmerisourceBergen Corp.	3,484	134,866
Bristol-Myers Squibb Co.	61,041	2,060,134
Cardinal Health, Inc.	6,840	266,555
Eli Lilly & Co.	52,169	2,473,332
Johnson & Johnson	90,641	6,246,071
McKesson Corp.	2,561	220,323
Mead Johnson Nutrition Co.	2,661	194,998
Medicis Pharmaceutical Corp. Class A	681	29,467
Merck & Co., Inc.	132,370	5,969,887
Perrigo Co.	317	36,826
Pfizer, Inc.	269,270	6,691,359

Total Pharmaceuticals		27,849,219
Pipelines – 0.8%
Crosstex Energy, Inc.	1,800	25,254
Kinder Morgan, Inc.	27,301	969,731
ONEOK, Inc.	5,292	255,657
Spectra Energy Corp.	22,601	663,565
Williams Cos., Inc. (The)	17,136	599,246

Total Pipelines		2,513,453
Private Equity – 0.0%
Hercules Technology Growth Capital, Inc.	4,133	45,504
Real Estate – 0.0%
Sovran Self Storage, Inc.	1,356	78,445
Real Estate Investment Trusts (REITs) – 5.4%
Acadia Realty Trust	2,183	54,182
Agree Realty Corp.	917	23,374
Alexander’s, Inc.	183	78,231
Alexandria Real Estate Equities, Inc.	1,623	119,323
American Assets Trust, Inc.	1,720	46,079
American Campus Communities, Inc.	2,315	101,582
Apartment Investment & Management Co. Class A	2,308	59,985
Ashford Hospitality Trust, Inc.	3,771	31,676
Associated Estates Realty Corp.	1,533	23,240
AvalonBay Communities, Inc.	2,452	333,447
BioMed Realty Trust, Inc.	6,442	120,594
Boston Properties, Inc.	2,968	328,291
Brandywine Realty Trust	9,446	115,147
BRE Properties, Inc.	2,192	102,783
Camden Property Trust	2,284	147,295
Campus Crest Communities, Inc.	2,314	24,991
CapLease, Inc.	2,619	13,540
CBL & Associates Properties, Inc.	7,697	164,254
Cedar Realty Trust, Inc.	8,258	43,602

Chesapeake Lodging Trust	2,292	$45,542
Colonial Properties Trust	1,951	41,069
CommonWealth REIT	9,435	137,374
Corporate Office Properties Trust	5,250	125,843
Cousins Properties, Inc.	2,884	22,899
CubeSmart Class A	3,573	45,985
DCT Industrial Trust, Inc.	13,812	89,364
DDR Corp.(a)	6,783	104,187
DiamondRock Hospitality Co.	5,719	55,074
Digital Realty Trust, Inc.	4,044	282,473
Douglas Emmett, Inc.	3,306	76,269
Duke Realty Corp.	15,129	222,396
DuPont Fabros Technology, Inc.	1,070	27,018
EastGroup Properties, Inc.	1,025	54,530
Education Realty Trust, Inc.	3,297	35,937
Entertainment Properties Trust	2,963	131,646
Equity Lifestyle Properties, Inc.	782	53,270
Equity One, Inc.	5,041	106,163
Equity Residential	6,745	388,040
Essex Property Trust, Inc.	989	146,609
Excel Trust, Inc.	1,939	22,143
Extra Space Storage, Inc.	1,666	55,395
Federal Realty Investment Trust	1,817	191,330
First Potomac Realty Trust	2,843	36,618
Franklin Street Properties Corp.	3,690	40,848
General Growth Properties, Inc.	24,737	481,877
Gladstone Commercial Corp.	1,356	24,761
Glimcher Realty Trust	5,783	61,126
Government Properties Income Trust(a)	3,531	82,625
HCP, Inc.	18,092	804,732
Health Care REIT, Inc.	10,266	592,862
Healthcare Realty Trust, Inc.	5,208	120,044
Hersha Hospitality Trust	7,356	36,044
Highwoods Properties, Inc.	3,661	119,422
Home Properties, Inc.	2,077	127,258
Hospitality Properties Trust	8,952	212,879
Host Hotels & Resorts, Inc.	6,913	110,954
Hudson Pacific Properties, Inc.	1,556	28,786
Inland Real Estate Corp.	6,796	56,067
Investors Real Estate Trust	5,781	47,809
Kilroy Realty Corp.	2,195	98,292
Kimco Realty Corp.	18,577	376,556
Kite Realty Group Trust	4,617	23,547
LaSalle Hotel Properties	999	26,663
Lexington Realty Trust	9,197	88,843
Liberty Property Trust	6,683	242,192
LTC Properties, Inc.	1,434	45,673
Macerich Co. (The)	5,515	315,623
Mack-Cali Realty Corp.	5,684	151,194
Medical Properties Trust, Inc.	7,577	79,180
Mid-America Apartment Communities, Inc.	1,410	92,087
Mission West Properties, Inc.	2,606	22,672
Monmouth Real Estate Investment Corp. Class A	3,217	35,998
National Health Investors, Inc.	1,751	90,071

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2012

Investments	Shares	Value

National Retail Properties, Inc.(a)	5,400	$164,700
Omega Healthcare Investors, Inc.	8,156	185,386
One Liberty Properties, Inc.	882	16,449
Parkway Properties, Inc.	1,545	20,657
Pebblebrook Hotel Trust	1,495	34,968
Pennsylvania Real Estate Investment Trust	3,215	50,990
Piedmont Office Realty Trust, Inc. Class A	12,004	208,149
Plum Creek Timber Co., Inc.	7,443	326,301
Post Properties, Inc.	1,106	53,044
Potlatch Corp.	2,292	85,652
ProLogis, Inc.	17,313	606,474
PS Business Parks, Inc.	556	37,152
Public Storage	4,734	658,831
Ramco-Gershenson Properties Trust	1,645	20,612
Rayonier, Inc.	4,489	220,006
Realty Income Corp.	6,125	250,451
Regency Centers Corp.	4,211	205,202
Retail Opportunity Investments Corp.(a)	2,069	26,628
RLJ Lodging Trust	3,658	69,173
Sabra Health Care REIT, Inc.	4,273	85,503
Saul Centers, Inc.	853	37,873
Senior Housing Properties Trust	10,446	227,514
Simon Property Group, Inc.	8,096	1,229,054
SL Green Realty Corp.	522	41,797
STAG Industrial, Inc.	1,830	29,756
Sun Communities, Inc.	1,209	53,341
Tanger Factory Outlet Centers, Inc.	2,412	77,980
Taubman Centers, Inc.	1,618	124,149
UDR, Inc.	6,986	173,393
Universal Health Realty Income Trust	458	21,059
Urstadt Biddle Properties, Inc. Class A	767	15,516
Ventas, Inc.	9,339	581,353
Vornado Realty Trust	6,445	522,367
Washington Real Estate Investment Trust	3,605	96,686
Weingarten Realty Investors	5,916	166,299
Weyerhaeuser Co.	16,714	436,904
Winthrop Realty Trust	2,704	29,149

Total Real Estate Investment Trusts (REITs)		16,255,993
Retail – 6.6%
Abercrombie & Fitch Co. Class A	1,391	47,183
Advance Auto Parts, Inc.	255	17,452
American Eagle Outfitters, Inc.	4,855	102,343
Best Buy Co., Inc.	8,817	151,564
Bob Evans Farms, Inc.	987	38,621
Brinker International, Inc.	2,130	75,189
Buckle, Inc. (The)	1,281	58,196
Casey’s General Stores, Inc.	324	18,513
Cato Corp. (The) Class A	1,439	42,753
CEC Entertainment, Inc.	633	19,066
Chico’s FAS, Inc.	1,951	35,333
Costco Wholesale Corp.	4,785	479,098
Cracker Barrel Old Country Store, Inc.	585	39,259
CVS Caremark Corp.	16,460	796,993
Darden Restaurants, Inc.	4,703	262,192

Dick’s Sporting Goods, Inc.	1,195	$61,961
DSW, Inc. Class A	519	34,628
Family Dollar Stores, Inc.	1,395	92,489
Foot Locker, Inc.	4,100	145,550
Gap, Inc. (The)	11,548	413,187
Guess?, Inc.	2,426	61,669
Home Depot, Inc. (The)	42,727	2,579,429
Hot Topic, Inc.	2,293	19,949
HSN, Inc.	764	37,474
Kohl’s Corp.	4,902	251,081
Lowe’s Cos., Inc.	26,085	788,810
Ltd. Brands, Inc.	5,724	281,964
Macy’s, Inc.	5,069	190,696
McDonald’s Corp.	27,206	2,496,151
Men’s Wearhouse, Inc. (The)	988	34,017
MSC Industrial Direct Co. Class A	766	51,674
Nordstrom, Inc.	3,814	210,457
Penske Automotive Group, Inc.	1,739	52,327
PetSmart, Inc.	1,218	84,018
Regis Corp.	1,122	20,622
Ross Stores, Inc.	2,166	139,924
Staples, Inc.	17,329	199,630
Starbucks Corp.	10,782	547,187
Target Corp.	14,075	893,340
Texas Roadhouse, Inc.	1,784	30,506
Tiffany & Co.	1,993	123,327
TJX Cos., Inc. (The)	8,689	389,180
Tractor Supply Co.	409	40,446
Walgreen Co.	21,292	775,881
Wal-Mart Stores, Inc.	80,309	5,926,804
Wendy’s Co. (The)	6,471	29,443
Williams-Sonoma, Inc.	1,756	77,211
Yum! Brands, Inc.	8,436	559,644

Total Retail		19,824,431
Savings & Loans – 0.5%
Astoria Financial Corp.	4,950	48,906
BankUnited, Inc.	2,165	53,281
Berkshire Hills Bancorp, Inc.	900	20,592
Brookline Bancorp, Inc.	2,974	26,231
Capitol Federal Financial, Inc.	4,943	59,118
Dime Community Bancshares, Inc.	2,078	30,006
First Niagara Financial Group, Inc.	19,625	158,766
Flushing Financial Corp.	1,627	25,707
Hudson City Bancorp, Inc.	24,444	194,574
New York Community Bancorp, Inc.(a)	32,782	464,193
Northwest Bancshares, Inc.	4,271	52,234
OceanFirst Financial Corp.	2,214	32,479
Oritani Financial Corp.	2,968	44,669
People’s United Financial, Inc.	16,707	202,823
Provident Financial Services, Inc.	2,625	41,449
Roma Financial Corp.	2,200	19,580
Washington Federal, Inc.	1,955	32,609

Total Savings & Loans		1,507,217

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2012

Investments	Shares	Value

Semiconductors – 2.7%
Altera Corp.	2,503	$85,064
Analog Devices, Inc.	7,994	313,285
Applied Materials, Inc.	36,766	410,492
Brooks Automation, Inc.	4,851	38,954
Intel Corp.	167,943	3,808,947
Intersil Corp. Class A	4,915	43,006
KLA-Tencor Corp.	4,534	216,295
Linear Technology Corp.	6,579	209,541
Maxim Integrated Products, Inc.	9,427	250,947
Microchip Technology, Inc.(a)	6,805	222,796
MKS Instruments, Inc.	1,276	32,525
QUALCOMM, Inc.	24,890	1,555,376
Texas Instruments, Inc.	24,678	679,879
Xilinx, Inc.	6,764	225,985

Total Semiconductors		8,093,092
Software – 3.1%
Activision Blizzard, Inc.	15,164	171,050
American Software, Inc. Class A	3,197	26,088
Blackbaud, Inc.	1,421	33,990
Broadridge Financial Solutions, Inc.	3,427	79,952
CA, Inc.	3,741	96,387
Computer Programs & Systems, Inc.	643	35,719
Dun & Bradstreet Corp. (The)	754	60,033
Fidelity National Information Services, Inc.	2,522	78,737
Intuit, Inc.	3,847	226,511
ManTech International Corp. Class A	743	17,832
Microsoft Corp.	241,868	7,202,829
Oracle Corp.	36,590	1,152,219
Quality Systems, Inc.(a)	850	15,767
Solera Holdings, Inc.	571	25,050

Total Software		9,222,164
Telecommunications – 8.0%
ADTRAN, Inc.(a)	990	17,107
Alaska Communications Systems Group, Inc.	8,991	20,320
AT&T, Inc.	325,051	12,254,423
Atlantic Tele-Network, Inc.	473	20,330
CenturyLink, Inc.	47,147	1,904,739
Cisco Systems, Inc.	62,657	1,196,122
Comtech Telecommunications Corp.	773	21,366
Consolidated Communications Holdings, Inc.	3,166	54,423
Corning, Inc.	33,622	442,129
Frontier Communications Corp.(a)	134,129	657,232
Harris Corp.	3,393	173,789
IDT Corp. Class B	2,391	24,556
InterDigital, Inc.	548	20,429
Motorola Solutions, Inc.	5,181	261,900
NTELOS Holdings Corp.	1,749	30,380
Telephone & Data Systems, Inc.	2,838	72,681
Tellabs, Inc.	8,453	29,924
USA Mobility, Inc.	1,822	21,627
Verizon Communications, Inc.	135,553	6,177,150
Virgin Media, Inc.(a)	2,299	67,683

Windstream Corp.	40,959	$414,095

Total Telecommunications		23,882,405
Textiles – 0.0%
Cintas Corp.	2,339	96,952
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.(a)	4,058	154,894
Mattel, Inc.	10,339	366,828

Total Toys/Games/Hobbies		521,722
Transportation – 1.4%
Bristow Group, Inc.	560	28,308
C.H. Robinson Worldwide, Inc.	2,647	154,982
Con-way, Inc.	792	21,677
CSX Corp.	22,661	470,216
Expeditors International of Washington, Inc.	2,334	84,864
FedEx Corp.	1,854	156,885
International Shipholding Corp.	1,230	20,750
JB Hunt Transport Services, Inc.	1,325	68,953
Knight Transportation, Inc.	677	9,681
Matson, Inc.	1,735	36,279
Norfolk Southern Corp.	7,587	482,761
Ryder System, Inc.	1,408	54,996
Tidewater, Inc.	671	32,564
Union Pacific Corp.	10,500	1,246,350
United Parcel Service, Inc. Class B	19,626	1,404,633
Werner Enterprises, Inc.	840	17,951

Total Transportation		4,291,850
Trucking & Leasing – 0.1%
GATX Corp.	1,550	65,782
TAL International Group, Inc.	2,604	88,484

Total Trucking & Leasing		154,266
Water – 0.1%
American States Water Co.	793	35,233
American Water Works Co., Inc.	4,937	182,965
Aqua America, Inc.	3,635	90,003
California Water Service Group	1,080	20,142
Connecticut Water Service, Inc.	1,060	33,814
Middlesex Water Co.	1,665	31,901
SJW Corp.	882	22,368

Total Water		416,426
TOTAL COMMON STOCKS (Cost: $247,763,587)		299,340,096
EXCHANGE-TRADED FUND – 0.0%
WisdomTree Total Earnings Fund(b) (Cost: $71,840)	1,965	100,289

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

September 30, 2012

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
MONEY MARKET FUND – 1.6%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $4,756,948)(d)	4,756,948	$4,756,948
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $252,592,375)(e)		304,197,333
Liabilities in Excess of Other Assets – (1.4)%		(4,123,041)

NET ASSETS – 100.0%		$300,074,292
(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $4,611,532 and the total market value of the collateral held by the Fund was $4,756,948.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 102.4%
COMMON STOCKS – 99.6%
Advertising – 0.0%
Harte-Hanks, Inc.	7,710	$53,430
Aerospace/Defense – 2.0%
Lockheed Martin Corp.	64,314	6,005,641
Northrop Grumman Corp.	36,082	2,396,927
Raytheon Co.	50,128	2,865,317

Total Aerospace/Defense		11,267,885
Agriculture – 8.4%
Altria Group, Inc.	445,216	14,865,762
Lorillard, Inc.	24,477	2,850,347
Philip Morris International, Inc.	270,973	24,371,312
Reynolds American, Inc.	122,731	5,319,161
Universal Corp.	4,112	209,383
Vector Group Ltd.(a)	28,296	469,431

Total Agriculture		48,085,396
Auto Parts & Equipment – 0.0%
Douglas Dynamics, Inc.	4,547	67,250
Superior Industries International, Inc.	4,148	70,890

Total Auto Parts & Equipment		138,140
Banks – 1.1%
Arrow Financial Corp.(a)	1,892	47,300
Bank of Hawaii Corp.	7,441	339,458
Camden National Corp.	936	34,669
Chemical Financial Corp.	4,595	111,199
Citizens & Northern Corp.	1,621	31,788
City Holding Co.(a)	2,662	95,406
Community Bank System, Inc.	5,511	155,355
Community Trust Bancorp, Inc.	2,424	86,137
Cullen/Frost Bankers, Inc.	8,246	473,568
CVB Financial Corp.	14,636	174,754
FNB Corp.	21,236	238,056
First Financial Bancorp	14,696	248,509
First of Long Island Corp. (The)	920	28,345
FirstMerit Corp.(a)	18,333	270,045
Glacier Bancorp, Inc.	12,325	192,023
Great Southern Bancorp, Inc.	2,147	66,364
Hudson Valley Holding Corp.	2,671	45,541
M&T Bank Corp.	18,851	1,793,861
NBT Bancorp, Inc.	5,269	116,287
PacWest Bancorp	5,269	123,137
Park National Corp.(a)	3,605	252,422
Renasant Corp.	4,348	85,243
S&T Bancorp, Inc.(a)	3,271	57,602
S.Y. Bancorp, Inc.(a)	1,748	41,358
Southside Bancshares, Inc.	1,729	37,709
Sterling Bancorp	5,009	49,689
Tompkins Financial Corp.(a)	1,459	59,119
TrustCo Bank Corp.	17,472	99,940
Trustmark Corp.	10,000	243,400
United Bankshares, Inc.(a)	8,450	210,489

Univest Corp. of Pennsylvania	3,163	$56,934
Valley National Bancorp(a)	39,962	400,419
Washington Trust Bancorp, Inc.	2,384	62,628
WesBanco, Inc.	3,956	81,929

Total Banks		6,410,683
Beverages – 0.2%
Dr. Pepper Snapple Group, Inc.	27,389	1,219,632
Biotechnology – 0.1%
PDL BioPharma, Inc.(a)	54,924	422,366
Chemicals – 2.3%
A. Schulman, Inc.	3,554	84,656
Dow Chemical Co. (The)	176,818	5,120,649
E.I. du Pont de Nemours & Co.	132,841	6,677,917
Huntsman Corp.	39,310	586,898
Olin Corp.	12,678	275,493
RPM International, Inc.	18,834	537,523

Total Chemicals		13,283,136
Commercial Services – 0.9%
CDI Corp.	2,687	45,760
Deluxe Corp.	9,139	279,288
Electro Rent Corp.	4,110	72,706
H&R Block, Inc.	45,659	791,270
Healthcare Services Group, Inc.	10,156	232,268
Iron Mountain, Inc.	23,993	818,401
Landauer, Inc.	1,519	90,715
McGrath Rentcorp	2,929	76,417
Paychex, Inc.	60,449	2,012,347
Quad Graphics, Inc.(a)	6,804	115,396
R.R. Donnelley & Sons Co.(a)	52,375	555,175
Strayer Education, Inc.(a)	1,958	125,997

Total Commercial Services		5,215,740
Computers – 0.2%
Computer Sciences Corp.	19,469	627,097
Diebold, Inc.	9,171	309,154

Total Computers		936,251
Cosmetics/Personal Care – 4.4%
Avon Products, Inc.	87,960	1,402,962
Procter & Gamble Co. (The)	339,922	23,576,990

Total Cosmetics/Personal Care		24,979,952
Distribution/Wholesale – 0.1%
Watsco, Inc.(a)	4,251	322,183
Diversified Financial Services – 0.5%
Artio Global Investors, Inc.(a)	9,884	29,454
BGC Partners, Inc. Class A	41,218	201,968
Federated Investors, Inc. Class B(a)	24,897	515,119
GFI Group, Inc.	20,816	66,195
Greenhill & Co., Inc.(a)	5,053	261,493
NYSE Euronext	45,211	1,114,451
Walter Investment Management Corp.	9,386	347,376
Westwood Holdings Group, Inc.	990	38,620

Total Diversified Financial Services		2,574,676

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2012

Investments	Shares	Value

Electric – 11.8%
ALLETE, Inc.	6,497	$271,185
Alliant Energy Corp.	17,116	742,663
Ameren Corp.	46,072	1,505,172
American Electric Power Co., Inc.	89,157	3,917,559
Avista Corp.	10,140	261,004
Black Hills Corp.	6,977	248,172
CH Energy Group, Inc.	2,641	172,220
Cleco Corp.	7,956	333,993
CMS Energy Corp.	39,090	920,569
Consolidated Edison, Inc.	45,132	2,702,955
Dominion Resources, Inc.	84,846	4,491,747
DTE Energy Co.	29,012	1,738,979
Duke Energy Corp.	125,176	8,111,405
Edison International	40,569	1,853,598
Entergy Corp.	31,607	2,190,365
Exelon Corp.	122,988	4,375,913
FirstEnergy Corp.	79,087	3,487,737
Great Plains Energy, Inc.	21,828	485,891
Hawaiian Electric Industries, Inc.	17,552	461,793
Integrys Energy Group, Inc.	16,144	842,717
MGE Energy, Inc.	3,114	165,011
NextEra Energy, Inc.	61,721	4,340,838
NorthWestern Corp.	6,498	235,423
NV Energy, Inc.	30,510	549,485
Otter Tail Corp.	7,694	183,579
Pepco Holdings, Inc.(a)	47,767	902,796
PG&E Corp.	72,281	3,084,230
Pinnacle West Capital Corp.	19,134	1,010,275
Portland General Electric Co.	13,275	358,956
PPL Corp.	107,494	3,122,701
Public Service Enterprise Group, Inc.	84,894	2,731,889
SCANA Corp.	22,276	1,075,262
Southern Co. (The)	139,868	6,446,516
TECO Energy, Inc.	38,682	686,219
UIL Holdings Corp.	10,395	372,765
UNS Energy Corp.	6,344	265,560
Unitil Corp.	2,682	73,004
Westar Energy, Inc.	20,622	611,648
Xcel Energy, Inc.	73,645	2,040,703

Total Electric		67,372,497
Electrical Components & Equipment – 0.0%
Molex, Inc. Class A	12,646	274,671
Entertainment – 0.2%
Cinemark Holdings, Inc.	21,060	472,376
National CineMedia, Inc.	14,987	245,337
Regal Entertainment Group Class A(a)	31,790	447,285

Total Entertainment		1,164,998
Environmental Control – 0.4%
U.S. Ecology, Inc.	3,360	72,509
Waste Management, Inc.	75,372	2,417,934

Total Environmental Control		2,490,443

Food – 1.9%
B&G Foods, Inc.	7,465	$226,264
Campbell Soup Co.	44,125	1,536,432
ConAgra Foods, Inc.	59,867	1,651,731
H.J. Heinz Co.	44,508	2,490,223
Kellogg Co.	48,286	2,494,455
Sysco Corp.	83,353	2,606,448

Total Food		11,005,553
Forest Products & Paper – 0.5%
International Paper Co.	64,090	2,327,749
MeadWestvaco Corp.	23,275	712,215

Total Forest Products & Paper		3,039,964
Gas – 1.5%
AGL Resources, Inc.	13,763	563,044
Atmos Energy Corp.	14,728	527,115
CenterPoint Energy, Inc.	68,223	1,453,150
Laclede Group, Inc. (The)	4,133	177,719
NiSource, Inc.	45,359	1,155,747
Northwest Natural Gas Co.	4,079	200,850
Piedmont Natural Gas Co., Inc.	10,157	329,900
Questar Corp.	22,849	464,520
Sempra Energy	33,602	2,166,993
UGI Corp.	16,327	518,382
Vectren Corp.	15,310	437,866
WGL Holdings, Inc.	7,972	320,873

Total Gas		8,316,159
Healthcare-Products – 0.0%
Meridian Bioscience, Inc.(a)	6,296	120,757
Home Builders – 0.1%
KB Home(a)	10,149	145,638
MDC Holdings, Inc.	10,780	415,138

Total Home Builders		560,776
Home Furnishings – 0.2%
Whirlpool Corp.	12,351	1,024,021
Household Products/Wares – 1.2%
American Greetings Corp. Class A	5,018	84,302
Avery Dennison Corp.	15,436	491,174
Clorox Co. (The)	18,303	1,318,731
Ennis, Inc.	4,313	70,776
Kimberly-Clark Corp.	59,624	5,114,547

Total Household Products/Wares		7,079,530
Insurance – 0.8%
American National Insurance Co.	4,382	314,759
Arthur J. Gallagher & Co.	17,363	621,943
Baldwin & Lyons, Inc. Class B	1,935	46,266
Cincinnati Financial Corp.	33,728	1,277,954
Donegal Group, Inc. Class A	2,433	34,159
EMC Insurance Group, Inc.	1,906	40,026
Hanover Insurance Group, Inc. (The)	5,771	215,027
Horace Mann Educators Corp.	4,867	88,141
Kansas City Life Insurance Co.	1,202	46,313

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2012

Investments	Shares	Value

Kemper Corp.	8,161	$250,624
Mercury General Corp.	11,358	438,987
Old Republic International Corp.	72,435	673,646
Safety Insurance Group, Inc.	2,683	123,096
State Auto Financial Corp.	7,245	118,746
Tower Group, Inc.	5,465	105,966

Total Insurance		4,395,653
Internet – 0.0%
Nutrisystem, Inc.(a)	5,737	60,411
United Online, Inc.	25,916	143,056

Total Internet		203,467
Investment Companies – 0.9%
Apollo Investment Corp.	133,088	1,047,403
Ares Capital Corp.	76,500	1,311,210
BlackRock Kelso Capital Corp.	33,427	324,910
Fifth Street Finance Corp.	36,234	397,849
Golub Capital BDC, Inc.(a)	6,667	106,005
Main Street Capital Corp.(a)	8,123	239,710
MCG Capital Corp.	47,543	219,173
Medallion Financial Corp.	4,187	49,449
MVC Capital, Inc.	4,313	55,206
PennantPark Investment Corp.	18,721	198,630
Prospect Capital Corp.	54,541	628,312
Solar Capital Ltd.	15,153	347,307
THL Credit, Inc.	7,248	101,690
TICC Capital Corp.(a)	14,231	148,002
Triangle Capital Corp.(a)	8,673	222,549

Total Investment Companies		5,397,405
Iron/Steel – 0.3%
Commercial Metals Co.	14,610	192,852
Nucor Corp.	45,252	1,731,342

Total Iron/Steel		1,924,194
Media – 0.2%
Belo Corp. Class A	12,288	96,215
Cablevision Systems Corp. Class A	37,816	599,384
Meredith Corp.(a)	6,710	234,850
Sinclair Broadcast Group, Inc. Class A	8,819	98,861
World Wrestling Entertainment, Inc. Class A(a)	5,783	46,553

Total Media		1,075,863
Metal Fabricate/Hardware – 0.0%
Ampco-Pittsburgh Corp.	1,397	25,775
Mining – 1.9%
Southern Copper Corp.	309,784	10,644,178
Miscellaneous Manufacturing – 6.0%
General Electric Co.	1,445,865	32,835,594
Harsco Corp.	12,472	256,050
Hillenbrand, Inc.	8,694	158,144
Leggett & Platt, Inc.	27,211	681,636
NL Industries, Inc.	7,976	91,644

Total Miscellaneous Manufacturing		34,023,068

Office Furnishings – 0.0%
HNI Corp.	6,460	$164,795
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.(a)	62,247	860,254
Oil & Gas – 1.9%
ConocoPhillips	193,671	11,074,108
Oil & Gas Services – 0.0%
Targa Resources Corp.	5,029	253,160
Packaging & Containers – 0.2%
Bemis Co., Inc.	12,506	393,564
Greif, Inc. Class B(a)	4,790	236,913
Sonoco Products Co.	13,541	419,636

Total Packaging & Containers		1,050,113
Pharmaceuticals – 19.5%
Abbott Laboratories	209,198	14,342,615
Bristol-Myers Squibb Co.	251,108	8,474,895
Eli Lilly & Co.	214,641	10,176,130
Johnson & Johnson	373,659	25,748,841
Merck & Co., Inc.	545,991	24,624,194
Pfizer, Inc.	1,117,741	27,775,864

Total Pharmaceuticals		111,142,539
Pipelines – 1.2%
Crosstex Energy, Inc.	5,552	77,894
Kinder Morgan, Inc.	110,692	3,931,780
Spectra Energy Corp.	95,764	2,811,631

Total Pipelines		6,821,305
Private Equity – 0.0%
Hercules Technology Growth Capital, Inc.	15,344	168,937
Real Estate – 0.1%
Sovran Self Storage, Inc.	5,084	294,109
Real Estate Investment Trusts (REITs) – 8.1%
Acadia Realty Trust	7,252	179,995
Agree Realty Corp.	2,684	68,415
American Assets Trust, Inc.	6,026	161,437
American Campus Communities, Inc.	9,294	407,821
Ashford Hospitality Trust, Inc.	12,784	107,386
Associated Estates Realty Corp.	7,006	106,211
BioMed Realty Trust, Inc.	26,364	493,534
Brandywine Realty Trust	37,766	460,368
Camden Property Trust	9,330	601,692
Campus Crest Communities, Inc.	7,208	77,846
CapLease, Inc.	15,446	79,856
CBL & Associates Properties, Inc.	32,590	695,471
Cedar Realty Trust, Inc.	22,242	117,438
Chesapeake Lodging Trust	6,277	124,724
CommonWealth REIT	39,831	579,939
Corporate Office Properties Trust	21,831	523,289
DCT Industrial Trust, Inc.	55,796	361,000
DiamondRock Hospitality Co.	21,862	210,531
Digital Realty Trust, Inc.	17,234	1,203,795
Duke Realty Corp.	57,455	844,589

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2012

Investments	Shares	Value

EastGroup Properties, Inc.	5,056	$268,979
Entertainment Properties Trust	11,559	513,566
Equity One, Inc.	23,739	499,943
Excel Trust, Inc.	5,987	68,372
First Potomac Realty Trust	12,484	160,794
Franklin Street Properties Corp.	22,855	253,005
Glimcher Realty Trust	18,763	198,325
Government Properties Income Trust(a)	13,485	315,549
HCP, Inc.	77,187	3,433,278
Health Care REIT, Inc.	41,169	2,377,510
Healthcare Realty Trust, Inc.	19,989	460,746
Hersha Hospitality Trust	33,454	163,925
Highwoods Properties, Inc.	16,146	526,683
Home Properties, Inc.	8,208	502,904
Hospitality Properties Trust	38,964	926,564
Hudson Pacific Properties, Inc.	4,606	85,211
Inland Real Estate Corp.	26,021	214,673
Investors Real Estate Trust	22,727	187,952
Kilroy Realty Corp.	8,571	383,809
Kimco Realty Corp.	76,315	1,546,905
Kite Realty Group Trust	15,322	78,142
Lexington Realty Trust	39,801	384,478
Liberty Property Trust	28,140	1,019,794
LTC Properties, Inc.	6,528	207,917
Macerich Co. (The)	23,075	1,320,582
Mack-Cali Realty Corp.	23,214	617,492
Medical Properties Trust, Inc.	35,979	375,981
Mid-America Apartment Communities, Inc.	6,070	396,432
Monmouth Real Estate Investment Corp. Class A	9,139	102,265
National Health Investors, Inc.	5,813	299,021
National Retail Properties, Inc.	23,589	719,464
Omega Healthcare Investors, Inc.	34,477	783,662
One Liberty Properties, Inc.	4,119	76,819
Pennsylvania Real Estate Investment Trust	12,949	205,371
Piedmont Office Realty Trust, Inc. Class A	51,933	900,518
Plum Creek Timber Co., Inc.	29,744	1,303,977
Potlatch Corp.	10,265	383,603
ProLogis, Inc.	72,453	2,538,029
PS Business Parks, Inc.	2,931	195,849
Ramco-Gershenson Properties Trust	10,225	128,119
Rayonier, Inc.	18,246	894,236
Realty Income Corp.	26,344	1,077,206
Regency Centers Corp.	18,096	881,818
Retail Opportunity Investments Corp.(a)	6,482	83,423
RLJ Lodging Trust	14,302	270,451
Sabra Health Care REIT, Inc.	16,041	320,980
Saul Centers, Inc.	3,091	137,240
Senior Housing Properties Trust	44,295	964,745
Summit Hotel Properties, Inc.	4,857	41,479
Sun Communities, Inc.	6,047	266,794
UDR, Inc.	27,736	688,408
Universal Health Realty Income Trust	3,138	144,285
Urstadt Biddle Properties, Inc. Class A	4,856	98,237
Ventas, Inc.	37,870	2,357,407

Vornado Realty Trust	26,651	$2,160,064
Washington Real Estate Investment Trust	16,210	434,752
Weingarten Realty Investors	24,126	678,182
Weyerhaeuser Co.	73,782	1,928,661
Winthrop Realty Trust	8,491	91,533

Total Real Estate Investment Trusts (REITs)		46,051,446
Retail – 0.3%
Big 5 Sporting Goods Corp.	2,597	25,840
Brown Shoe Co., Inc.(a)	5,048	80,919
Cato Corp. (The) Class A	3,848	114,324
Darden Restaurants, Inc.	19,825	1,105,244
Einstein Noah Restaurant Group, Inc.	2,133	37,733
Hot Topic, Inc.	6,288	54,706

Total Retail		1,418,766
Savings & Loans – 1.0%
Astoria Financial Corp.	23,343	230,629
Berkshire Hills Bancorp, Inc.	2,611	59,740
Brookline Bancorp, Inc.	9,601	84,681
Dime Community Bancshares, Inc.	6,308	91,087
First Niagara Financial Group, Inc.	86,308	698,232
Flushing Financial Corp.	4,347	68,683
Hudson City Bancorp, Inc.	108,881	866,693
New York Community Bancorp, Inc.(a)	138,894	1,966,739
Northwest Bancshares, Inc.	14,613	178,717
OceanFirst Financial Corp.	2,159	31,672
Oritani Financial Corp.	6,791	102,204
People’s United Financial, Inc.	69,055	838,328
Provident Financial Services, Inc.	8,498	134,183
Provident New York Bancorp	5,007	47,116
Westfield Financial, Inc.	3,378	25,301

Total Savings & Loans		5,424,005
Semiconductors – 3.2%
Brooks Automation, Inc.	7,861	63,124
Intel Corp.	695,893	15,782,853
Intersil Corp. Class A	22,377	195,799
Maxim Integrated Products, Inc.	38,722	1,030,779
Microchip Technology, Inc.(a)	29,508	966,092

Total Semiconductors		18,038,647
Telecommunications – 15.6%
Alaska Communications Systems Group, Inc.	31,589	71,391
AT&T, Inc.	1,341,133	50,560,714
CenturyLink, Inc.	191,949	7,754,740
Comtech Telecommunications Corp.	3,151	87,094
Consolidated Communications Holdings, Inc.	9,381	161,259
Frontier Communications Corp.(a)	583,951	2,861,360
IDT Corp. Class B	7,438	76,388
NTELOS Holdings Corp.	6,495	112,818
USA Mobility, Inc.	5,806	68,917
Verizon Communications, Inc.	561,133	25,570,831
Windstream Corp.	171,697	1,735,857

Total Telecommunications		89,061,369

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

September 30, 2012

Investments	Shares	Value

Toys/Games/Hobbies – 0.1%
Hasbro, Inc.(a)	17,311	$660,761
Transportation – 0.0%
Matson, Inc.	5,068	105,972
Trucking & Leasing – 0.1%
TAL International Group, Inc.	9,869	335,349
Water – 0.0%
California Water Service Group	5,362	100,001
Connecticut Water Service, Inc.	953	30,401
Middlesex Water Co.	2,399	45,965

Total Water		176,367
TOTAL COMMON STOCKS (Cost: $505,729,438)		568,150,444
EXCHANGE-TRADED FUND – 0.2%
WisdomTree Total Dividend Fund(b) (Cost: $812,952)	16,867	920,095
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
MONEY MARKET FUND – 2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $14,894,696)(d)	14,894,696	14,894,696
TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $521,437,086)(e)		583,965,235
Liabilities in Excess of Other Assets – (2.4)%		(13,452,704)

NET ASSETS – 100.0%		$570,512,531
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $14,395,552 and the total market value of the collateral held by the Fund was $14,894,696.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 100.1%
COMMON STOCKS – 99.8%
Advertising – 0.1%
Omnicom Group, Inc.	29,361	$1,513,853
Aerospace/Defense – 2.5%
Boeing Co. (The)	80,788	5,624,461
General Dynamics Corp.	47,644	3,150,221
L-3 Communications Holdings, Inc.	12,749	914,231
Lockheed Martin Corp.	77,258	7,214,352
Northrop Grumman Corp.	43,436	2,885,453
Raytheon Co.	59,778	3,416,910
Rockwell Collins, Inc.	12,291	659,289
United Technologies Corp.	107,923	8,449,292

Total Aerospace/Defense		32,314,209
Agriculture – 4.6%
Altria Group, Inc.	533,889	17,826,554
Archer-Daniels-Midland Co.	76,505	2,079,406
Lorillard, Inc.	29,423	3,426,308
Philip Morris International, Inc.	324,326	29,169,881
Reynolds American, Inc.	146,430	6,346,276

Total Agriculture		58,848,425
Apparel – 0.4%
Coach, Inc.	19,744	1,106,059
NIKE, Inc. Class B	25,703	2,439,472
Ralph Lauren Corp.	1,794	271,306
VF Corp.	11,102	1,769,215

Total Apparel		5,586,052
Auto Manufacturers – 0.1%
PACCAR, Inc.	30,812	1,233,250
Auto Parts & Equipment – 0.2%
Johnson Controls, Inc.	78,006	2,137,364
Banks – 5.7%
Bank of America Corp.	355,270	3,137,034
Bank of New York Mellon Corp. (The)	153,504	3,472,261
BB&T Corp.	86,455	2,866,848
Capital One Financial Corp.	9,367	534,013
Citigroup, Inc.	19,734	645,696
Fifth Third Bancorp	115,717	1,794,771
Goldman Sachs Group, Inc. (The)	33,612	3,821,012
JPMorgan Chase & Co.	546,291	22,113,860
KeyCorp	71,429	624,289
M&T Bank Corp.	22,281	2,120,260
Morgan Stanley	114,029	1,908,845
Northern Trust Corp.	30,834	1,431,160
PNC Financial Services Group, Inc.	61,300	3,868,030
State Street Corp.	41,683	1,749,019
SunTrust Banks, Inc.	28,877	816,353
U.S. Bancorp	168,531	5,780,613
Wells Fargo & Co.	443,534	15,315,229

Total Banks		71,999,293

Beverages – 3.3%
Beam, Inc.	10,708	$616,138
Brown-Forman Corp. Class B	10,460	682,515
Coca-Cola Co. (The)	585,144	22,194,512
Coca-Cola Enterprises, Inc.	28,981	906,236
Dr. Pepper Snapple Group, Inc.	32,660	1,454,350
PepsiCo, Inc.	228,733	16,187,434

Total Beverages		42,041,185
Biotechnology – 0.5%
Amgen, Inc.	77,558	6,539,690
Chemicals – 2.3%
Air Products & Chemicals, Inc.	27,878	2,305,511
Celanese Corp. Series A	3,881	147,129
CF Industries Holdings, Inc.	3,605	801,175
Dow Chemical Co. (The)	211,528	6,125,851
E.I. du Pont de Nemours & Co.	159,599	8,023,042
Ecolab, Inc.	13,547	877,981
Monsanto Co.	42,922	3,906,761
Mosaic Co. (The)	5,876	338,516
PPG Industries, Inc.	19,785	2,272,109
Praxair, Inc.	26,579	2,761,027
Sherwin-Williams Co. (The)	8,242	1,227,316
Sigma-Aldrich Corp.	6,060	436,138
Valhi, Inc.(a)	13,867	169,177

Total Chemicals		29,391,733
Coal – 0.1%
Consol Energy, Inc.	13,720	412,286
Peabody Energy Corp.	12,158	271,002

Total Coal		683,288
Commercial Services – 0.9%
Automatic Data Processing, Inc.	68,201	4,000,671
Mastercard, Inc. Class A	986	445,159
Moody’s Corp.	16,391	723,990
Paychex, Inc.	71,493	2,380,002
Visa, Inc. Class A	21,352	2,867,147
Western Union Co. (The)	51,159	932,117

Total Commercial Services		11,349,086
Computers – 1.6%
Hewlett-Packard Co.	165,827	2,829,009
International Business Machines Corp.	84,831	17,598,191

Total Computers		20,427,200
Cosmetics/Personal Care – 2.9%
Avon Products, Inc.	107,857	1,720,319
Colgate-Palmolive Co.	57,375	6,151,748
Estee Lauder Cos., Inc. (The) Class A	11,134	685,520
Procter & Gamble Co. (The)	406,246	28,177,223

Total Cosmetics/Personal Care		36,734,810
Distribution/Wholesale – 0.3%
Fastenal Co.	18,565	798,110
Genuine Parts Co.	22,109	1,349,312
W.W. Grainger, Inc.	4,673	973,713

Total Distribution/Wholesale		3,121,135

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2012

Investments	Shares	Value

Diversified Financial Services – 1.5%
American Express Co.	80,343	$4,568,303
Ameriprise Financial, Inc.	20,762	1,176,998
BlackRock, Inc.	20,820	3,712,206
Charles Schwab Corp. (The)	128,086	1,638,220
CME Group, Inc.	34,851	1,996,963
Discover Financial Services	24,666	979,980
Franklin Resources, Inc.	10,303	1,288,596
NYSE Euronext	53,783	1,325,751
T. Rowe Price Group, Inc.	26,024	1,647,319
TD Ameritrade Holding Corp.	38,987	599,230

Total Diversified Financial Services		18,933,566
Electric – 5.4%
Ameren Corp.	55,341	1,807,990
American Electric Power Co., Inc.	106,017	4,658,387
Consolidated Edison, Inc.	54,173	3,244,421
Dominion Resources, Inc.	101,312	5,363,457
DTE Energy Co.	34,846	2,088,669
Duke Energy Corp.	149,726	9,702,245
Edison International	48,522	2,216,970
Entergy Corp.	37,405	2,592,167
Exelon Corp.	168,804	6,006,046
FirstEnergy Corp.	95,305	4,202,951
NextEra Energy, Inc.	74,276	5,223,831
PG&E Corp.	87,564	3,736,356
PPL Corp.	129,399	3,759,041
Public Service Enterprise Group, Inc.	100,813	3,244,162
Southern Co. (The)	168,291	7,756,532
Wisconsin Energy Corp.	34,392	1,295,547
Xcel Energy, Inc.	88,056	2,440,032

Total Electric		69,338,804
Electrical Components & Equipment – 0.4%
AMETEK, Inc.	6,918	245,243
Emerson Electric Co.	109,758	5,298,019

Total Electrical Components & Equipment		5,543,262
Electronics – 0.5%
Amphenol Corp. Class A	7,381	434,593
Honeywell International, Inc.	101,942	6,091,035

Total Electronics		6,525,628
Engineering & Construction – 0.0%
Fluor Corp.	8,426	474,215
Environmental Control – 0.4%
Republic Services, Inc.	54,631	1,502,899
Waste Management, Inc.	90,763	2,911,677

Total Environmental Control		4,414,576
Food – 2.6%
Campbell Soup Co.	51,894	1,806,949
ConAgra Foods, Inc.	71,443	1,971,112
General Mills, Inc.	89,259	3,556,971
H.J. Heinz Co.	52,755	2,951,642
Hershey Co. (The)	17,450	1,237,031

Hillshire Brands Co.	13,436	$359,816
Hormel Foods Corp.	26,060	761,994
J.M. Smucker Co. (The)	12,957	1,118,578
Kellogg Co.	57,199	2,954,900
Kraft Foods, Inc. Class A	256,318	10,598,749
Kroger Co. (The)	52,733	1,241,335
Safeway, Inc.(a)	42,429	682,683
Sysco Corp.	98,759	3,088,194
Whole Foods Market, Inc.	6,669	649,561

Total Food		32,979,515
Forest Products & Paper – 0.2%
International Paper Co.	77,403	2,811,277
Gas – 0.3%
CenterPoint Energy, Inc.	81,327	1,732,265
Sempra Energy	40,744	2,627,581

Total Gas		4,359,846
Hand/Machine Tools – 0.1%
Stanley Black & Decker, Inc.	19,729	1,504,336
Healthcare-Products – 1.2%
Baxter International, Inc.	71,379	4,301,299
Becton Dickinson and Co.	24,310	1,909,794
C.R. Bard, Inc.	3,779	395,472
Medtronic, Inc.	132,261	5,703,094
St. Jude Medical, Inc.	36,917	1,555,313
Stryker Corp.	26,495	1,474,712

Total Healthcare-Products		15,339,684
Healthcare-Services – 0.6%
Aetna, Inc.	24,404	966,398
Cigna Corp.	1,410	66,510
Humana, Inc.	8,492	595,714
Quest Diagnostics, Inc.	8,579	544,166
UnitedHealth Group, Inc.	65,612	3,635,561
WellPoint, Inc.	25,326	1,469,161

Total Healthcare-Services		7,277,510
Household Products/Wares – 0.6%
Clorox Co. (The)	21,983	1,583,875
Kimberly-Clark Corp.	71,097	6,098,701

Total Household Products/Wares		7,682,576
Insurance – 2.1%
Aflac, Inc.	67,798	3,246,168
Allstate Corp. (The)	72,817	2,884,281
Chubb Corp. (The)	29,315	2,236,148
CNA Financial Corp.	18,268	489,583
Hartford Financial Services Group, Inc.	48,866	949,955
Loews Corp.	12,040	496,771
Marsh & McLennan Cos., Inc.	69,585	2,361,019
MetLife, Inc.	117,253	4,040,538
Principal Financial Group, Inc.	40,684	1,096,027
Progressive Corp. (The)	59,278	1,229,426
Prudential Financial, Inc.	65,426	3,566,371
Travelers Cos., Inc. (The)	54,623	3,728,566

Total Insurance		26,324,853

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2012

Investments	Shares	Value

Internet – 0.0%
Expedia, Inc.	5,585	$323,036
Iron/Steel – 0.2%
Cliffs Natural Resources, Inc.	11,339	443,695
Nucor Corp.	54,717	2,093,472

Total Iron/Steel		2,537,167
Leisure Time – 0.1%
Harley-Davidson, Inc.	14,493	614,068
Lodging – 0.2%
Marriott International, Inc. Class A	21,184	828,294
Starwood Hotels & Resorts Worldwide, Inc.	9,680	561,053
Wynn Resorts Ltd.	10,865	1,254,256

Total Lodging		2,643,603
Machinery-Construction & Mining – 0.4%
Caterpillar, Inc.	62,459	5,373,972
Joy Global, Inc.	4,585	257,035

Total Machinery-Construction & Mining		5,631,007
Machinery-Diversified – 0.5%
Cummins, Inc.	15,774	1,454,521
Deere & Co.	42,137	3,475,881
Rockwell Automation, Inc.	15,027	1,045,128
Roper Industries, Inc.	2,045	224,725

Total Machinery-Diversified		6,200,255
Media – 2.7%
CBS Corp. Class B	43,858	1,593,361
Comcast Corp. Class A	185,108	6,621,313
Comcast Corp. Special Class A	55,114	1,917,967
McGraw-Hill Cos., Inc. (The)	31,397	1,713,962
News Corp. Class A	86,175	2,113,873
News Corp. Class B	40,369	1,001,151
Time Warner Cable, Inc.	44,668	4,246,140
Time Warner, Inc.	125,897	5,706,911
Viacom, Inc. Class B	53,042	2,842,521
Walt Disney Co. (The)	138,438	7,237,539

Total Media		34,994,738
Metal Fabricate/Hardware – 0.0%
Precision Castparts Corp.	560	91,470
Mining – 1.6%
Alcoa, Inc.	63,957	566,019
Freeport-McMoRan Copper & Gold, Inc.	115,747	4,581,266
Newmont Mining Corp.	51,066	2,860,207
Southern Copper Corp.	371,057	12,749,519

Total Mining		20,757,011
Miscellaneous Manufacturing – 4.4%
3M Co.	89,425	8,264,658
Danaher Corp.	6,654	366,968
Dover Corp.	19,085	1,135,367
Eaton Corp.(a)	49,902	2,358,369
General Electric Co.	1,728,751	39,259,935
Illinois Tool Works, Inc.	68,311	4,062,455

Parker Hannifin Corp.	13,182	$1,101,752

Total Miscellaneous Manufacturing		56,549,504
Office/Business Equipment – 0.1%
Xerox Corp.	135,593	995,253
Oil & Gas – 9.1%
Anadarko Petroleum Corp.	11,031	771,287
Apache Corp.	11,764	1,017,233
Cabot Oil & Gas Corp.	1,519	68,203
Chesapeake Energy Corp.(a)	45,903	866,190
Chevron Corp.	290,919	33,909,519
ConocoPhillips	232,549	13,297,152
Devon Energy Corp.	20,193	1,221,676
Diamond Offshore Drilling, Inc.(a)	5,508	362,481
EOG Resources, Inc.	8,073	904,580
EQT Corp.	10,801	637,259
Exxon Mobil Corp.	514,292	47,032,003
Hess Corp.	11,301	607,090
Marathon Oil Corp.	71,074	2,101,658
Marathon Petroleum Corp.	48,848	2,666,612
Murphy Oil Corp.	18,570	997,023
Noble Energy, Inc.	7,877	730,277
Occidental Petroleum Corp.	76,933	6,620,854
Pioneer Natural Resources Co.	572	59,717
Range Resources Corp.	1,940	135,548
Valero Energy Corp.	75,792	2,401,091

Total Oil & Gas		116,407,453
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	25,636	1,159,516
Halliburton Co.	48,056	1,619,007
National Oilwell Varco, Inc.	13,934	1,116,253

Total Oil & Gas Services		3,894,776
Pharmaceuticals – 10.8%
Abbott Laboratories	250,564	17,178,668
Allergan, Inc.	3,330	304,961
AmerisourceBergen Corp.	17,687	684,664
Bristol-Myers Squibb Co.	301,012	10,159,155
Cardinal Health, Inc.	33,093	1,289,634
Eli Lilly & Co.	257,998	12,231,685
Johnson & Johnson	446,629	30,777,204
McKesson Corp.	11,592	997,260
Mead Johnson Nutrition Co.	13,161	964,438
Merck & Co., Inc.	652,562	29,430,546
Perrigo Co.	1,381	160,431
Pfizer, Inc.	1,336,143	33,203,154

Total Pharmaceuticals		137,381,800
Pipelines – 1.0%
Kinder Morgan, Inc.	134,742	4,786,036
ONEOK, Inc.	26,495	1,279,973
Spectra Energy Corp.	113,623	3,335,971
Williams Cos., Inc. (The)	88,415	3,091,873

Total Pipelines		12,493,853

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2012

Investments	Shares	Value

Real Estate Investment Trusts (REITs) – 3.0%
AvalonBay Communities, Inc.	12,223	$1,662,206
Boston Properties, Inc.	14,339	1,586,037
Digital Realty Trust, Inc.	20,845	1,456,023
Equity Residential	33,103	1,904,416
General Growth Properties, Inc.	119,056	2,319,211
HCP, Inc.	92,772	4,126,498
Health Care REIT, Inc.	49,599	2,864,342
Host Hotels & Resorts, Inc.	36,449	585,006
Macerich Co. (The)	27,831	1,592,768
ProLogis, Inc.	85,359	2,990,126
Public Storage	23,228	3,232,641
Simon Property Group, Inc.	39,717	6,029,438
Ventas, Inc.	45,844	2,853,789
Vornado Realty Trust	31,660	2,566,043
Weyerhaeuser Co.	89,731	2,345,568

Total Real Estate Investment Trusts (REITs)		38,114,112
Retail – 7.1%
Best Buy Co., Inc.	44,471	764,456
Costco Wholesale Corp.	22,764	2,279,246
CVS Caremark Corp.	80,436	3,894,711
Family Dollar Stores, Inc.	6,657	441,359
Gap, Inc. (The)	56,511	2,021,964
Home Depot, Inc. (The)	207,782	12,543,799
Kohl’s Corp.	25,355	1,298,683
Lowe’s Cos., Inc.	131,986	3,991,257
Ltd. Brands, Inc.	27,475	1,353,419
Macy’s, Inc.	24,780	932,224
McDonald’s Corp.	133,612	12,258,901
Nordstrom, Inc.	18,718	1,032,859
Ross Stores, Inc.	9,886	638,636
Staples, Inc.	88,070	1,014,566
Starbucks Corp.	53,202	2,700,001
Target Corp.	70,115	4,450,199
Tiffany & Co.	10,416	644,542
TJX Cos., Inc. (The)	42,175	1,889,018
Walgreen Co.	108,850	3,966,494
Wal-Mart Stores, Inc.	395,850	29,213,730
Yum! Brands, Inc.	41,393	2,746,012

Total Retail		90,076,076
Semiconductors – 3.1%
Altera Corp.	13,562	460,905
Analog Devices, Inc.	39,724	1,556,783
Applied Materials, Inc.	182,928	2,042,391
Intel Corp.	832,957	18,891,465
KLA-Tencor Corp.	23,495	1,120,829
Linear Technology Corp.	34,237	1,090,448
Maxim Integrated Products, Inc.	46,233	1,230,722
Microchip Technology, Inc.(a)	35,590	1,165,217
QUALCOMM, Inc.	123,973	7,747,073
Texas Instruments, Inc.	126,776	3,492,679
Xilinx, Inc.	29,938	1,000,229

Total Semiconductors		39,798,741

Software – 3.5%
Activision Blizzard, Inc.	72,400	$816,672
CA, Inc.	21,985	566,443
Fidelity National Information Services, Inc.	11,245	351,069
Intuit, Inc.	16,259	957,330
Microsoft Corp.	1,192,097	35,500,649
Oracle Corp.	184,992	5,825,398

Total Software		44,017,561
Telecommunications – 8.6%
AT&T, Inc.	1,604,293	60,481,846
CenturyLink, Inc.	230,406	9,308,402
Cisco Systems, Inc.	324,878	6,201,921
Corning, Inc.	165,299	2,173,682
Motorola Solutions, Inc.	29,163	1,474,190
Verizon Communications, Inc.	670,702	30,563,890

Total Telecommunications		110,203,931
Toys/Games/Hobbies – 0.1%
Mattel, Inc.	50,667	1,797,665
Transportation – 1.6%
C.H. Robinson Worldwide, Inc.(a)	12,926	756,817
CSX Corp.	115,569	2,398,057
Expeditors International of Washington, Inc.	11,798	428,975
FedEx Corp.	9,533	806,682
Norfolk Southern Corp.	37,297	2,373,208
Union Pacific Corp.	53,668	6,370,392
United Parcel Service, Inc. Class B	96,503	6,906,720

Total Transportation		20,040,851
TOTAL COMMON STOCKS (Cost: $1,138,779,709)		1,272,994,152
EXCHANGE-TRADED FUND – 0.0%
WisdomTree Total Dividend Fund(a)(b) (Cost: $161,263)	3,261	177,888
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
MONEY MARKET FUND – 0.3%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $3,280,163)(d)	3,280,163	3,280,163
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $1,142,221,135)(e)		1,276,452,203
Liabilities in Excess of Other Assets – (0.1)%		(831,463)

NET ASSETS – 100.0%		$1,275,620,740
(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $3,206,151 and the total market value of the collateral held by the Fund was $3,280,163.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 106.9%
COMMON STOCKS – 99.6%
Aerospace/Defense – 4.0%
Lockheed Martin Corp.	224,477	$20,961,662
Northrop Grumman Corp.	211,427	14,045,096
Raytheon Co.	281,210	16,073,963

Total Aerospace/Defense		51,080,721
Agriculture – 5.9%
Altria Group, Inc.	662,429	22,118,504
Lorillard, Inc.	143,839	16,750,052
Philip Morris International, Inc.	180,132	16,201,072
Reynolds American, Inc.	442,347	19,171,319

Total Agriculture		74,240,947
Chemicals – 4.9%
Air Products & Chemicals, Inc.	115,436	9,546,557
Dow Chemical Co. (The)	473,068	13,700,049
E.I. du Pont de Nemours & Co.	264,530	13,297,923
Eastman Chemical Co.	241,548	13,770,652
PPG Industries, Inc.	108,225	12,428,559

Total Chemicals		62,743,740
Commercial Services – 4.4%
Automatic Data Processing, Inc.	202,148	11,858,002
H&R Block, Inc.	828,551	14,358,789
Iron Mountain, Inc.	374,565	12,776,412
Paychex, Inc.	500,121	16,649,028

Total Commercial Services		55,642,231
Cosmetics/Personal Care – 1.3%
Avon Products, Inc.	1,067,804	17,031,474
Distribution/Wholesale – 0.9%
Genuine Parts Co.	179,738	10,969,410
Electric – 12.8%
Ameren Corp.	497,268	16,245,745
American Electric Power Co., Inc.	408,402	17,945,184
Duke Energy Corp.	500,007	32,400,453
Entergy Corp.	222,399	15,412,251
Exelon Corp.	368,484	13,110,661
FirstEnergy Corp.	375,678	16,567,400
Pepco Holdings, Inc.(a)	941,631	17,796,826
PG&E Corp.	403,934	17,235,864
PPL Corp.	543,800	15,797,390

Total Electric		162,511,774
Electrical Components & Equipment – 0.8%
Emerson Electric Co.	207,971	10,038,760
Environmental Control – 2.0%
Republic Services, Inc.	396,734	10,914,153
Waste Management, Inc.	457,279	14,669,510

Total Environmental Control		25,583,663
Food – 3.2%
ConAgra Foods, Inc.	502,386	13,860,829
H.J. Heinz Co.	231,564	12,956,006

Sysco Corp.	435,592	$13,620,962

Total Food		40,437,797
Forest Products & Paper – 2.3%
International Paper Co.	451,000	16,380,320
MeadWestvaco Corp.	403,042	12,333,085

Total Forest Products & Paper		28,713,405
Healthcare-Products – 3.1%
Baxter International, Inc.	179,603	10,822,877
Becton Dickinson and Co.	114,454	8,991,506
Medtronic, Inc.	252,425	10,884,566
St. Jude Medical, Inc.	217,046	9,144,148

Total Healthcare-Products		39,843,097
Household Products/Wares – 2.3%
Clorox Co. (The)	189,185	13,630,779
Kimberly-Clark Corp.	186,275	15,978,670

Total Household Products/Wares		29,609,449
Iron/Steel – 1.0%
Nucor Corp.	315,893	12,086,066
Media – 2.2%
Time Warner Cable, Inc.	171,253	16,279,310
Time Warner, Inc.	267,374	12,120,064

Total Media		28,399,374
Mining – 3.5%
Freeport-McMoRan Copper & Gold, Inc.	226,424	8,961,862
Southern Copper Corp.	1,040,822	35,762,644

Total Mining		44,724,506
Miscellaneous Manufacturing – 3.3%
Eaton Corp.(a)	240,686	11,374,820
General Electric Co.	755,529	17,158,064
Illinois Tool Works, Inc.	230,094	13,683,690

Total Miscellaneous Manufacturing		42,216,574
Oil & Gas – 6.1%
Chevron Corp.	104,729	12,207,212
ConocoPhillips	181,111	10,355,927
Exxon Mobil Corp.	98,719	9,027,852
Marathon Oil Corp.	266,306	7,874,668
Marathon Petroleum Corp.	306,069	16,708,307
Murphy Oil Corp.	127,353	6,837,583
Valero Energy Corp.	443,073	14,036,553

Total Oil & Gas		77,048,102
Pharmaceuticals – 7.7%
Abbott Laboratories	216,690	14,856,266
Bristol-Myers Squibb Co.	399,214	13,473,473
Eli Lilly & Co.	430,493	20,409,673
Johnson & Johnson	186,765	12,869,976
Merck & Co., Inc.	439,878	19,838,498
Pfizer, Inc.	637,899	15,851,790

Total Pharmaceuticals		97,299,676

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2012

Investments	Shares	Value

Pipelines – 3.3%
Kinder Morgan, Inc.	464,725	$16,507,032
Spectra Energy Corp.	438,625	12,878,030
Williams Cos., Inc. (The)	339,402	11,868,888

Total Pipelines		41,253,950
Retail – 3.7%
Darden Restaurants, Inc.	278,118	15,505,079
Home Depot, Inc. (The)	252,311	15,232,015
McDonald’s Corp.	100,567	9,227,022
Staples, Inc.	654,597	7,540,958

Total Retail		47,505,074
Semiconductors – 6.3%
Analog Devices, Inc.	285,067	11,171,776
Applied Materials, Inc.	955,650	10,669,832
Intel Corp.	483,009	10,954,644
KLA-Tencor Corp.	219,452	10,468,958
Linear Technology Corp.	363,722	11,584,546
Maxim Integrated Products, Inc.	456,981	12,164,834
Microchip Technology, Inc.(a)	393,764	12,891,833

Total Semiconductors		79,906,423
Software – 1.0%
Microsoft Corp.	406,512	12,105,927
Telecommunications – 11.5%
AT&T, Inc.	687,235	25,908,760
CenturyLink, Inc.	728,163	29,417,785
Frontier Communications Corp.(a)	8,968,456	43,945,434
Verizon Communications, Inc.	462,147	21,060,039
Windstream Corp.	2,510,790	25,384,087

Total Telecommunications		145,716,105
Toys/Games/Hobbies – 2.1%
Hasbro, Inc.(a)	329,274	12,568,389
Mattel, Inc.	383,584	13,609,560

Total Toys/Games/Hobbies		26,177,949
TOTAL COMMON STOCKS (Cost: $1,161,061,077)		1,262,886,194
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree LargeCap Dividend Fund(b)	19,984	1,091,926
WisdomTree MidCap Dividend Fund(b)	19,222	1,092,963

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,088,320)		2,184,889
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.1%
MONEY MARKET FUND – 7.1%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $90,508,905)(d)	90,508,905	90,508,905
TOTAL INVESTMENTS IN SECURITIES – 106.9% (Cost: $1,253,658,302)(e)		1,355,579,988
Liabilities in Excess of Other Assets – (6.9)%		(87,221,457)

NET ASSETS – 100.0%		$1,268,358,531

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $87,740,524 and the total market value of the collateral held by the Fund was $90,508,905.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 109.3%
COMMON STOCKS – 99.5%
Advertising – 0.4%
Interpublic Group of Cos., Inc. (The)	144,901	$1,611,299
Aerospace/Defense – 0.1%
Alliant Techsystems, Inc.	5,735	287,381
Triumph Group, Inc.	1,579	98,735

Total Aerospace/Defense		386,116
Airlines – 0.0%
Southwest Airlines Co.	20,232	177,435
Apparel – 0.2%
Columbia Sportswear Co.	7,301	394,254
Wolverine World Wide, Inc.	7,674	340,495

Total Apparel		734,749
Auto Parts & Equipment – 0.2%
Lear Corp.	16,315	616,544
Banks – 4.0%
Associated Banc-Corp.	7,708	101,514
Bank of Hawaii Corp.	22,973	1,048,028
BOK Financial Corp.	19,516	1,153,396
CapitalSource, Inc.	20,659	156,595
City National Corp.	11,664	600,813
Comerica, Inc.	36,838	1,143,820
Commerce Bancshares, Inc.	24,821	1,001,031
Cullen/Frost Bankers, Inc.	25,762	1,479,512
East West Bancorp, Inc.	18,955	400,330
First Horizon National Corp.	16,998	163,691
FirstMerit Corp.(a)	58,104	855,872
Fulton Financial Corp.	50,377	496,717
Hancock Holding Co.	32,019	990,988
Huntington Bancshares, Inc.	318,447	2,197,284
Prosperity Bancshares, Inc.	11,211	477,813
Regions Financial Corp.	147,693	1,064,866
TCF Financial Corp.	38,616	461,075
Valley National Bancorp(a)	124,428	1,246,769
Webster Financial Corp.	10,904	258,425
Zions Bancorp.(a)	5,532	114,263

Total Banks		15,412,802
Beverages – 1.0%
Brown-Forman Corp. Class A	18,037	1,127,493
Molson Coors Brewing Co. Class B	57,147	2,574,472

Total Beverages		3,701,965
Building Materials – 1.1%
Lennox International, Inc.	13,457	650,780
Martin Marietta Materials, Inc.(a)	11,978	992,617
Masco Corp.	144,567	2,175,733
Simpson Manufacturing Co., Inc.	8,706	249,166

Total Building Materials		4,068,296
Chemicals – 4.0%
Airgas, Inc.	14,949	1,230,303
Albemarle Corp.	14,884	784,089
Investments	Shares	Value

Ashland, Inc.	12,046	$862,494
Cabot Corp.	17,126	626,298
Cytec Industries, Inc.	6,510	426,535
Eastman Chemical Co.	46,973	2,677,931
FMC Corp.	12,052	667,440
Huntsman Corp.	117,026	1,747,198
International Flavors & Fragrances, Inc.	22,398	1,334,473
Kronos Worldwide, Inc.	48,155	719,436
NewMarket Corp.	2,497	615,460
RPM International, Inc.	57,386	1,637,796
Sensient Technologies Corp.	14,054	516,625
Valspar Corp.	21,836	1,225,000
Westlake Chemical Corp.	6,005	438,725

Total Chemicals		15,509,803
Coal – 0.2%
Arch Coal, Inc.(a)	74,757	473,212
Walter Energy, Inc.	5,823	189,014

Total Coal		662,226
Commercial Services – 3.9%
Aaron’s, Inc.	1,920	53,395
DeVry, Inc.(a)	6,840	155,679
Equifax, Inc.	24,014	1,118,572
Global Payments, Inc.	1,623	67,890
H&R Block, Inc.	138,791	2,405,248
Iron Mountain, Inc.	74,091	2,527,244
Lender Processing Services, Inc.	22,452	626,186
Manpower, Inc.	22,300	820,640
Morningstar, Inc.	2,005	125,593
R.R. Donnelley & Sons Co.(a)	164,247	1,741,018
Rent-A-Center, Inc.	12,454	436,886
Robert Half International, Inc.	35,364	941,743
Rollins, Inc.	22,395	523,819
SEI Investments Co.	31,239	670,077
Service Corp. International	55,342	744,903
Sotheby’s	9,086	286,209
Total System Services, Inc.	48,932	1,159,689
Towers Watson & Co. Class A	4,073	216,073
Weight Watchers International, Inc.	10,161	536,501

Total Commercial Services		15,157,365
Computers – 1.2%
Computer Sciences Corp.	57,962	1,866,956
Diebold, Inc.	28,399	957,330
DST Systems, Inc.	8,011	453,102
Jack Henry & Associates, Inc.	12,732	482,543
Lexmark International, Inc. Class A	26,975	600,194
Syntel, Inc.	2,476	154,527

Total Computers		4,514,652
Distribution/Wholesale – 0.4%
Owens & Minor, Inc.	21,399	639,402
Watsco, Inc.(a)	13,283	1,006,719

Total Distribution/Wholesale		1,646,121

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2012

Investments	Shares	Value

Diversified Financial Services – 2.5%
CBOE Holdings, Inc.	19,752	$581,104
Eaton Vance Corp.(a)	45,411	1,315,102
Federated Investors, Inc. Class B(a)	78,693	1,628,158
Jefferies Group, Inc.	56,699	776,209
Legg Mason, Inc.	21,813	538,345
Raymond James Financial, Inc.	26,041	954,403
SLM Corp.	182,150	2,863,398
Waddell & Reed Financial, Inc. Class A	33,041	1,082,754

Total Diversified Financial Services		9,739,473
Electric – 10.6%
Alliant Energy Corp.	52,865	2,293,812
Cleco Corp.	24,642	1,034,471
CMS Energy Corp.	121,094	2,851,764
Great Plains Energy, Inc.	64,955	1,445,898
Hawaiian Electric Industries, Inc.	53,819	1,415,978
IDACORP, Inc.	17,216	744,936
Integrys Energy Group, Inc.	49,326	2,574,817
ITC Holdings Corp.	11,804	892,146
MDU Resources Group, Inc.	71,965	1,586,109
National Fuel Gas Co.	24,988	1,350,351
Northeast Utilities	126,081	4,820,077
NV Energy, Inc.	94,224	1,696,974
OGE Energy Corp.	32,544	1,804,890
Pepco Holdings, Inc.(a)	147,753	2,792,532
Pinnacle West Capital Corp.	59,031	3,116,837
PNM Resources, Inc.	28,922	608,230
Portland General Electric Co.	37,975	1,026,844
SCANA Corp.	68,832	3,322,521
TECO Energy, Inc.	119,905	2,127,115
UIL Holdings Corp.	29,866	1,070,995
Westar Energy, Inc.	65,244	1,935,137

Total Electric		40,512,434
Electrical Components & Equipment – 0.9%
Acuity Brands, Inc.	5,357	339,045
Hubbell, Inc. Class B	14,726	1,188,977
Molex, Inc.	39,197	1,030,097
Molex, Inc. Class A	39,617	860,481

Total Electrical Components & Equipment		3,418,600
Electronics – 0.9%
AVX Corp.	46,750	448,333
FLIR Systems, Inc.	17,303	345,627
Gentex Corp.	29,213	496,913
Jabil Circuit, Inc.	40,255	753,574
National Instruments Corp.	22,564	567,936
PerkinElmer, Inc.	20,388	600,834
Woodward, Inc.	5,804	197,220

Total Electronics		3,410,437
Engineering & Construction – 0.2%
EMCOR Group, Inc.	6,447	183,997
KBR, Inc.	14,344	427,738

Total Engineering & Construction		611,735
Investments	Shares	Value

Entertainment – 1.1%
Cinemark Holdings, Inc.	65,636	$1,472,216
International Game Technology	52,983	693,547
Regal Entertainment Group Class A(a)	98,881	1,391,256
Six Flags Entertainment Corp.	4,174	245,431
Vail Resorts, Inc.	6,003	346,073

Total Entertainment		4,148,523
Environmental Control – 0.3%
Covanta Holding Corp.	35,608	611,034
Waste Connections, Inc.	14,497	438,534

Total Environmental Control		1,049,568
Food – 1.3%
Flowers Foods, Inc.	49,981	1,008,617
Harris Teeter Supermarkets, Inc.	7,520	292,077
Ingredion, Inc.	11,653	642,779
Lancaster Colony Corp.	6,635	486,014
McCormick & Co., Inc.	35,658	2,212,222
Tyson Foods, Inc. Class A	27,542	441,223

Total Food		5,082,932
Forest Products & Paper – 0.6%
MeadWestvaco Corp.	71,317	2,182,300
Gas – 3.9%
AGL Resources, Inc.	40,782	1,668,392
Atmos Energy Corp.	45,259	1,619,820
New Jersey Resources Corp.	15,826	723,565
NiSource, Inc.	137,302	3,498,455
Piedmont Natural Gas Co., Inc.	29,561	960,141
Questar Corp.	71,184	1,447,171
South Jersey Industries, Inc.	10,635	562,910
Southwest Gas Corp.	14,435	638,027
UGI Corp.	51,267	1,627,727
Vectren Corp.	47,137	1,348,118
WGL Holdings, Inc.	22,341	899,225

Total Gas		14,993,551
Hand/Machine Tools – 0.8%
Kennametal, Inc.	14,444	535,584
Lincoln Electric Holdings, Inc.	18,021	703,720
Regal-Beloit Corp.	7,190	506,751
Snap-On, Inc.	18,807	1,351,659

Total Hand/Machine Tools		3,097,714
Healthcare-Products – 0.9%
Cooper Cos., Inc. (The)	506	47,797
DENTSPLY International, Inc.	10,157	387,388
Hill-Rom Holdings, Inc.	10,243	297,662
Patterson Cos., Inc.	23,346	799,367
STERIS Corp.	16,189	574,224
Techne Corp.	7,559	543,794
Teleflex, Inc.	11,079	762,678

Total Healthcare-Products		3,412,910
Healthcare-Services – 0.1%
Universal Health Services, Inc. Class B	5,643	258,054

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2012

Investments	Shares	Value

Holding Companies-Diversified – 0.2%
Leucadia National Corp.(a)	32,667	$743,174
Home Builders – 0.4%
D.R. Horton, Inc.	47,285	975,962
Lennar Corp. Class A(a)	15,683	545,298

Total Home Builders		1,521,260
Home Furnishings – 0.9%
Harman International Industries, Inc.	7,015	323,812
Whirlpool Corp.	38,012	3,151,575

Total Home Furnishings		3,475,387
Household Products/Wares – 1.2%
Avery Dennison Corp.	45,251	1,439,887
Church & Dwight Co., Inc.	25,552	1,379,553
Scotts Miracle-Gro Co. (The) Class A(a)	19,775	859,619
Tupperware Brands Corp.	14,765	791,256

Total Household Products/Wares		4,470,315
Housewares – 0.5%
Newell Rubbermaid, Inc.	72,359	1,381,333
Toro Co. (The)	11,084	440,922

Total Housewares		1,822,255
Insurance – 6.3%
American Financial Group, Inc.	22,493	852,485
American National Insurance Co.	13,652	980,623
AmTrust Financial Services, Inc.	10,953	280,616
Arthur J. Gallagher & Co.	53,651	1,921,779
Assurant, Inc.	19,806	738,764
Brown & Brown, Inc.	26,089	680,140
Cincinnati Financial Corp.	102,427	3,880,959
Erie Indemnity Co. Class A	15,028	965,850
Fidelity National Financial, Inc. Class A	79,419	1,698,772
Hanover Insurance Group, Inc. (The)	18,151	676,306
HCC Insurance Holdings, Inc.	28,417	963,052
Kemper Corp.	25,091	770,545
Lincoln National Corp.	61,186	1,480,089
Mercury General Corp.	34,480	1,332,652
Old Republic International Corp.	227,942	2,119,861
Primerica, Inc.	4,469	127,992
ProAssurance Corp.	4,516	408,427
Protective Life Corp.	29,236	766,276
Reinsurance Group of America, Inc.	12,423	718,919
Torchmark Corp.	13,551	695,844
Unum Group	70,734	1,359,507
W.R. Berkley Corp.	15,249	571,685

Total Insurance		23,991,143
Internet – 0.1%
IAC/InterActiveCorp	10,651	554,491
Investment Companies – 1.0%
Ares Capital Corp.	231,264	3,963,865
Iron/Steel – 0.9%
Allegheny Technologies, Inc.	20,135	642,307
Carpenter Technology Corp.	7,667	401,137
Investments	Shares	Value

Commercial Metals Co.	46,403	$612,520
Reliance Steel & Aluminum Co.	9,192	481,201
Steel Dynamics, Inc.	83,231	934,684
United States Steel Corp.(a)	13,191	251,552

Total Iron/Steel		3,323,401
Leisure Time – 0.3%
Brunswick Corp.	2,946	66,668
Polaris Industries, Inc.	12,586	1,017,830

Total Leisure Time		1,084,498
Lodging – 0.5%
Choice Hotels International, Inc.	14,120	451,699
Wyndham Worldwide Corp.	31,430	1,649,446

Total Lodging		2,101,145
Machinery-Diversified – 0.9%
Flowserve Corp.	8,627	1,102,013
Gardner Denver, Inc.	1,517	91,642
Graco, Inc.	14,952	751,787
IDEX Corp.	18,416	769,236
Nordson Corp.	8,917	522,715
Robbins & Myers, Inc.	2,165	129,034
Wabtec Corp.	981	78,764

Total Machinery-Diversified		3,445,191
Media – 1.7%
Cablevision Systems Corp. Class A	112,373	1,781,112
Factset Research Systems, Inc.(a)	6,461	622,970
Gannett Co., Inc.	68,799	1,221,182
John Wiley & Sons, Inc. Class A	10,916	501,590
Scripps Networks Interactive, Inc. Class A	14,241	871,976
Viacom, Inc. Class A	12,545	682,448
Washington Post Co. (The) Class B(a)	2,023	734,410

Total Media		6,415,688
Metal Fabricate/Hardware – 0.3%
Timken Co. (The)	24,664	916,514
Valmont Industries, Inc.	2,678	352,157

Total Metal Fabricate/Hardware		1,268,671
Mining – 0.6%
Compass Minerals International, Inc.	9,856	735,159
Hecla Mining Co.	46,079	301,818
Royal Gold, Inc.	5,477	546,933
Titanium Metals Corp.(a)	41,212	528,750
Vulcan Materials Co.	1,720	81,356

Total Mining		2,194,016
Miscellaneous Manufacturing – 2.2%
Aptargroup, Inc.	13,775	712,305
Carlisle Cos., Inc.	12,634	655,957
CLARCOR, Inc.	5,700	254,391
Crane Co.	15,852	632,971
Donaldson Co., Inc.	15,388	534,118
Harsco Corp.	38,608	792,622
ITT Corp.	20,844	420,007
Leggett & Platt, Inc.	85,044	2,130,352

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2012

Investments	Shares	Value

Pall Corp.	16,576	$1,052,410
SPX Corp.	10,246	670,191
Textron, Inc.	15,243	398,909
Trinity Industries, Inc.	12,135	363,686

Total Miscellaneous Manufacturing		8,617,919
Office/Business Equipment – 0.7%
Pitney Bowes, Inc.(a)	189,020	2,612,256
Oil & Gas – 1.3%
Berry Petroleum Co. Class A	5,431	220,662
Cimarex Energy Co.	6,614	387,250
Energen Corp.	9,884	518,020
EXCO Resources, Inc.(a)	40,453	324,028
Helmerich & Payne, Inc.	6,318	300,800
HollyFrontier Corp.	44,702	1,844,852
Patterson-UTI Energy, Inc.	19,437	307,882
QEP Resources, Inc.	5,968	188,947
SM Energy Co.	1,086	58,763
Sunoco, Inc.	19,517	913,981

Total Oil & Gas		5,065,185
Oil & Gas Services – 0.5%
CARBO Ceramics, Inc.(a)	2,003	126,029
Lufkin Industries, Inc.	2,604	140,147
Oceaneering International, Inc.	17,348	958,477
RPC, Inc.(a)	61,099	726,467

Total Oil & Gas Services		1,951,120
Packaging & Containers – 1.8%
Ball Corp.	15,430	652,843
Bemis Co., Inc.	39,980	1,258,171
Packaging Corp. of America	38,681	1,404,120
Rock-Tenn Co. Class A	12,073	871,429
Sealed Air Corp.	67,868	1,049,239
Silgan Holdings, Inc.	9,500	413,345
Sonoco Products Co.	42,314	1,311,311

Total Packaging & Containers		6,960,458
Pharmaceuticals – 0.1%
Medicis Pharmaceutical Corp. Class A	7,268	314,487
Omnicare, Inc.	6,523	221,586

Total Pharmaceuticals		536,073
Real Estate – 0.1%
Jones Lang LaSalle, Inc.	2,673	204,084
Real Estate Investment Trusts (REITs) – 20.3%
Alexander’s, Inc.	1,988	849,850
Alexandria Real Estate Equities, Inc.	21,155	1,555,316
American Campus Communities, Inc.	28,125	1,234,125
Apartment Investment & Management Co. Class A	31,543	819,803
BioMed Realty Trust, Inc.	82,962	1,553,049
BRE Properties, Inc.	27,875	1,307,059
Camden Property Trust	28,769	1,855,313
CBL & Associates Properties, Inc.	98,082	2,093,070
Colonial Properties Trust	31,515	663,391
DDR Corp.(a)	91,772	1,409,618
Investments	Shares	Value

Douglas Emmett, Inc.	43,536	$1,004,376
Duke Realty Corp.	178,461	2,623,377
Entertainment Properties Trust	35,908	1,595,392
Equity Lifestyle Properties, Inc.	11,490	782,699
Equity One, Inc.	74,508	1,569,138
Essex Property Trust, Inc.	12,373	1,834,174
Extra Space Storage, Inc.	26,847	892,663
Federal Realty Investment Trust	22,754	2,395,996
Highwoods Properties, Inc.	50,146	1,635,762
Home Properties, Inc.	25,856	1,584,197
Hospitality Properties Trust	119,904	2,851,317
Kilroy Realty Corp.	26,441	1,184,028
Kimco Realty Corp.	231,601	4,694,552
LaSalle Hotel Properties	19,231	513,275
Liberty Property Trust	87,876	3,184,626
Mack-Cali Realty Corp.	72,951	1,940,497
Mid-America Apartment Communities, Inc.	18,896	1,234,098
National Retail Properties, Inc.	73,473	2,240,926
Omega Healthcare Investors, Inc.	104,610	2,377,785
Piedmont Office Realty Trust, Inc. Class A	155,983	2,704,745
Plum Creek Timber Co., Inc.	90,280	3,957,875
Post Properties, Inc.	12,787	613,265
Rayonier, Inc.	56,335	2,760,978
Realty Income Corp.	80,007	3,271,486
Regency Centers Corp.	54,810	2,670,891
RLJ Lodging Trust	45,939	868,706
Senior Housing Properties Trust	134,761	2,935,095
SL Green Realty Corp.	6,381	510,927
Tanger Factory Outlet Centers, Inc.	29,026	938,411
Taubman Centers, Inc.	19,358	1,485,339
UDR, Inc.	87,038	2,160,283
Washington Real Estate Investment Trust	50,428	1,352,479
Weingarten Realty Investors	75,688	2,127,590

Total Real Estate Investment Trusts (REITs)		77,837,542
Retail – 4.3%
Abercrombie & Fitch Co. Class A	15,254	517,416
Advance Auto Parts, Inc.	2,989	204,567
American Eagle Outfitters, Inc.	67,315	1,419,000
Brinker International, Inc.	24,842	876,923
Buckle, Inc. (The)	11,737	533,212
Casey’s General Stores, Inc.	5,693	325,298
Chico’s FAS, Inc.	37,685	682,475
Darden Restaurants, Inc.	61,141	3,408,611
Dick’s Sporting Goods, Inc.	15,633	810,571
Dillard’s, Inc. Class A	2,486	179,787
Foot Locker, Inc.	49,751	1,766,160
Guess?, Inc.	31,230	793,867
HSN, Inc.	9,814	481,377
MSC Industrial Direct Co. Class A	8,293	559,446
Penske Automotive Group, Inc.	19,405	583,896
PetSmart, Inc.	15,014	1,035,666
PriceSmart, Inc.	3,290	249,119
PVH Corp.	1,715	160,730

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2012

Investments	Shares	Value

Tractor Supply Co.	5,644	$558,135
Wendy’s Co. (The)	71,694	326,208
Williams-Sonoma, Inc.	21,968	965,933
World Fuel Services Corp.	3,015	107,364

Total Retail		16,545,761
Savings & Loans – 3.9%
BankUnited, Inc.	29,163	717,702
Capitol Federal Financial, Inc.	52,622	629,359
First Niagara Financial Group, Inc.	259,022	2,095,488
Hudson City Bancorp, Inc.	339,599	2,703,208
New York Community Bancorp, Inc.(a)	429,896	6,087,327
People’s United Financial, Inc.	215,728	2,618,938

Total Savings & Loans		14,852,022
Software – 0.6%
Broadridge Financial Solutions, Inc.	41,619	970,971
Dun & Bradstreet Corp. (The)	11,494	915,152
Quality Systems, Inc.	13,611	252,484
Solera Holdings, Inc.	7,486	328,411

Total Software		2,467,018
Telecommunications – 4.5%
ADTRAN, Inc.(a)	9,121	157,611
Frontier Communications Corp.(a)	1,784,062	8,741,904
Harris Corp.	43,972	2,252,246
InterDigital, Inc.	5,399	201,274
Virgin Media, Inc.(a)	25,057	737,678
Windstream Corp.	530,054	5,358,846

Total Telecommunications		17,449,559
Textiles – 0.3%
Cintas Corp.	27,395	1,135,523
Toys/Games/Hobbies – 0.5%
Hasbro, Inc.(a)	53,066	2,025,529
Transportation – 0.7%
Bristow Group, Inc.	5,790	292,685
JB Hunt Transport Services, Inc.	16,526	860,013
Landstar System, Inc.	2,573	121,652
Ryder System, Inc.	13,919	543,676
Tidewater, Inc.	12,997	630,744
Werner Enterprises, Inc.	7,327	156,578

Total Transportation		2,605,348
Trucking & Leasing – 0.2%
GATX Corp.	15,625	663,125
Water – 0.9%
American Water Works Co., Inc.	61,791	2,289,974
Aqua America, Inc.	50,529	1,251,098

Total Water		3,541,072
TOTAL COMMON STOCKS (Cost: $341,023,108)		381,561,698
EXCHANGE-TRADED FUND – 0.3%
WisdomTree LargeCap Dividend Fund(b) (Cost: $844,561)	18,442	1,007,671
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.5%
MONEY MARKET FUND – 9.5%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $36,430,570)(d)	36,430,570	$36,430,570
TOTAL INVESTMENTS IN SECURITIES – 109.3% (Cost: $378,298,239)(e)		418,999,939
Liabilities in Excess of Other Assets – (9.3)%		(35,524,740)

NET ASSETS – 100.0%		$383,475,199

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $35,434,366 and the total market value of the collateral held by the Fund was $36,430,570.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 108.2%
COMMON STOCKS – 99.4%
Advertising – 0.1%
Harte-Hanks, Inc.	63,366	$439,126
Marchex, Inc. Class B(a)	8,452	32,287

Total Advertising		471,413
Aerospace/Defense – 0.5%
AAR Corp.	20,185	331,438
Cubic Corp.	3,211	160,742
Curtiss-Wright Corp.	13,204	431,771
HEICO Corp.	1,203	46,544
HEICO Corp. Class A	2,625	80,089
Kaman Corp.	17,559	629,666
National Presto Industries, Inc.	2,110	153,777

Total Aerospace/Defense		1,834,027
Agriculture – 1.5%
Andersons, Inc. (The)	5,470	206,000
Griffin Land & Nurseries, Inc.	2,136	72,047
Limoneira Co.(a)	2,474	45,596
Universal Corp.(a)	31,796	1,619,052
Vector Group Ltd.(a)	221,652	3,677,207

Total Agriculture		5,619,902
Airlines – 0.0%
SkyWest, Inc.	18,737	193,553
Apparel – 0.4%
Cherokee, Inc.	15,643	227,762
Jones Group, Inc. (The)	49,200	633,204
Oxford Industries, Inc.	5,933	334,918
R.G. Barry Corp.	7,178	105,804
Weyco Group, Inc.	8,442	205,562

Total Apparel		1,507,250
Auto Parts & Equipment – 0.7%
Cooper Tire & Rubber Co.	58,900	1,129,702
Douglas Dynamics, Inc.	35,339	522,664
Miller Industries, Inc.	9,658	155,011
Spartan Motors, Inc.	20,159	100,795
Standard Motor Products, Inc.	9,211	169,666
Superior Industries International, Inc.	32,531	555,955
Titan International, Inc.	1,497	26,437

Total Auto Parts & Equipment		2,660,230
Banks – 12.9%
1st Source Corp.	19,377	431,526
Alliance Financial Corp.	5,691	228,835
American National Bankshares, Inc.	11,577	261,524
Ames National Corp.(a)	7,398	154,174
Arrow Financial Corp.(a)	15,573	389,325
BancFirst Corp.	13,094	562,518
BancorpSouth, Inc.	12,530	184,692
Bank of Kentucky Financial Corp.	5,560	154,234
Bank of Marin Bancorp	2,789	118,560
Bank of the Ozarks, Inc.	14,767	509,018
Banner Corp.	1,113	30,162

Boston Private Financial Holdings, Inc.	11,684	$112,050
Bridge Bancorp, Inc.	8,907	207,622
Bryn Mawr Bank Corp.	12,861	288,601
Camden National Corp.	7,695	285,023
Cardinal Financial Corp.	9,022	129,015
Cass Information Systems, Inc.	4,934	207,080
Cathay General Bancorp	6,561	113,243
Center Bancorp, Inc.	5,409	64,475
Centerstate Banks, Inc.	5,540	49,417
Century Bancorp, Inc. Class A	1,719	54,870
Chemical Financial Corp.	32,439	785,024
Citizens & Northern Corp.	12,106	237,399
City Holding Co.	18,097	648,596
CNB Financial Corp.(a)	13,256	232,113
CoBiz Financial, Inc.	7,444	52,108
Columbia Banking System, Inc.	20,089	372,450
Community Bank System, Inc.	43,047	1,213,495
Community Trust Bancorp, Inc.	19,643	698,014
CVB Financial Corp.	110,621	1,320,815
Enterprise Bancorp, Inc.(a)	7,674	131,072
Enterprise Financial Services Corp.	7,071	96,166
FNB Corp.	166,412	1,865,479
Financial Institutions, Inc.	14,127	263,327
First Bancorp	13,353	153,960
First Bancorp, Inc.	16,789	294,647
First Busey Corp.	81,913	399,735
First Citizens BancShares, Inc. Class A	1,754	285,727
First Commonwealth Financial Corp.	76,174	537,027
First Community Bancshares, Inc.	17,894	273,062
First Connecticut Bancorp, Inc.	4,496	60,741
First Financial Bancorp	117,165	1,981,260
First Financial Bankshares, Inc.(a)	28,486	1,026,351
First Financial Corp.	11,563	362,384
First Interstate Bancsystem, Inc.	18,881	282,460
First Merchants Corp.	3,724	55,897
First Midwest Bancorp, Inc.	9,090	114,079
First of Long Island Corp. (The)	9,309	286,810
German American Bancorp, Inc.(a)	11,967	288,644
Glacier Bancorp, Inc.	96,379	1,501,585
Great Southern Bancorp, Inc.	13,149	406,436
Heartland Financial USA, Inc.	12,656	345,129
Heritage Financial Corp.	6,637	99,754
Home Bancshares, Inc.	10,851	369,911
Hudson Valley Holding Corp.	20,995	357,965
Iberiabank Corp.	24,614	1,127,321
Independent Bank Corp.	18,258	549,383
International Bancshares Corp.	43,782	834,047
Lakeland Bancorp, Inc.	20,331	210,426
Lakeland Financial Corp.	12,183	336,251
MainSource Financial Group, Inc.	3,022	38,802
MB Financial, Inc.	3,789	74,833
Merchants Bancshares, Inc.	7,110	210,101
Midsouth Bancorp, Inc.	5,322	86,163
National Bankshares, Inc.(a)	7,461	247,705

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2012

Investments	Shares	Value

National Penn Bancshares, Inc.	87,396	$796,178
NBT Bancorp, Inc.	37,340	824,094
Old National Bancorp	68,617	933,877
Pacific Continental Corp.	12,084	107,910
PacWest Bancorp	42,564	994,721
Park National Corp.(a)	28,078	1,966,022
Penns Woods Bancorp, Inc.	5,356	237,431
Peoples Bancorp, Inc.	8,135	186,210
PrivateBancorp, Inc.	9,227	147,540
Renasant Corp.	34,168	669,864
Republic Bancorp, Inc. Class A	15,625	342,969
S&T Bancorp, Inc.	25,701	452,595
S.Y. Bancorp, Inc.(a)	14,765	349,340
Sandy Spring Bancorp, Inc.	15,898	306,036
SCBT Financial Corp.	10,423	419,838
Sierra Bancorp	10,886	133,462
Simmons First National Corp. Class A	14,693	357,848
Southside Bancshares, Inc.	17,020	371,206
StellarOne Corp.	9,211	121,217
Sterling Bancorp	38,124	378,190
Susquehanna Bancshares, Inc.	91,153	953,460
Synovus Financial Corp.	685,330	1,624,232
Tompkins Financial Corp.(a)	11,674	473,030
TowneBank	21,890	335,574
Trico Bancshares	11,069	182,971
TrustCo Bank Corp.	138,771	793,770
Trustmark Corp.	77,898	1,896,037
UMB Financial Corp.	28,338	1,379,494
Umpqua Holdings Corp.	77,172	994,747
Union First Market Bankshares Corp.	17,187	267,430
United Bankshares, Inc.(a)	66,051	1,645,330
Univest Corp. of Pennsylvania	27,120	488,160
Washington Banking Co.	7,636	108,202
Washington Trust Bancorp, Inc.	18,185	477,720
WesBanco, Inc.	26,463	548,049
West Bancorp., Inc.	14,331	172,689
Westamerica Bancorp.	29,790	1,401,620
Wintrust Financial Corp.	7,024	263,892

Total Banks		49,753,573
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	4,020	273,762
Biotechnology – 0.8%
PDL BioPharma, Inc.(a)	408,286	3,139,719
Building Materials – 0.8%
AAON, Inc.	7,973	156,988
Apogee Enterprises, Inc.	26,161	513,279
Comfort Systems USA, Inc.	20,567	224,797
Eagle Materials, Inc.	23,766	1,099,415
Griffon Corp.	15,623	160,917
LSI Industries, Inc.	27,493	185,303
Quanex Building Products Corp.	13,709	258,278
Universal Forest Products, Inc.	8,732	362,727

Total Building Materials		2,961,704

Chemicals – 1.8%
A. Schulman, Inc.	28,987	$690,470
Aceto Corp.	23,263	219,835
American Vanguard Corp.	6,754	235,039
Balchem Corp.	3,119	114,561
H.B. Fuller Co.	20,052	615,196
Hawkins, Inc.(a)	5,890	244,730
Innophos Holdings, Inc.	13,414	650,445
KMG Chemicals, Inc.	1,958	36,223
Minerals Technologies, Inc.	1,807	128,171
Oil-Dri Corp. of America	5,022	116,209
Olin Corp.	100,077	2,174,673
PolyOne Corp.	42,153	698,475
Quaker Chemical Corp.	10,063	469,640
Stepan Co.	4,559	438,211
Zep, Inc.	6,584	99,550

Total Chemicals		6,931,428
Commercial Services – 4.2%
ABM Industries, Inc.	42,564	805,736
Arbitron, Inc.	9,323	353,342
Barrett Business Services, Inc.	6,406	173,603
Brink’s Co. (The)	22,407	575,636
Carriage Services, Inc. Class A	9,167	88,645
CDI Corp.	21,602	367,882
Chemed Corp.	7,459	516,834
Collectors Universe, Inc.	23,396	328,246
Corporate Executive Board Co. (The)	16,071	861,888
Deluxe Corp.	69,894	2,135,961
Electro Rent Corp.	35,589	629,569
Great Lakes Dredge & Dock Corp.	30,163	232,255
Healthcare Services Group, Inc.	72,110	1,649,156
Heartland Payment Systems, Inc.	8,381	265,510
Heidrick & Struggles International, Inc.	12,694	161,721
Insperity, Inc.	19,191	484,189
Intersections, Inc.	37,056	390,570
Kelly Services, Inc. Class A	15,080	190,008
Landauer, Inc.	12,467	744,529
Lincoln Educational Services Corp.	24,472	102,782
Mac-Gray Corp.	6,659	89,297
Matthews International Corp. Class A	10,181	303,597
MAXIMUS, Inc.	9,025	538,973
McGrath Rentcorp	24,430	637,379
Monro Muffler Brake, Inc.(a)	8,747	307,807
Multi-Color Corp.	3,579	82,890
National American University Holdings, Inc.	13,133	65,665
National Research Corp.	5,243	263,566
Quad Graphics, Inc.(a)	55,401	939,601
Resources Connection, Inc.	26,205	343,547
Stewart Enterprises, Inc. Class A(a)	64,289	539,706
Strayer Education, Inc.	15,748	1,013,384
Viad Corp.	5,196	108,389

Total Commercial Services		16,291,863

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2012

Investments	Shares	Value

Computers – 0.6%
j2 Global, Inc.	44,096	$1,447,231
MTS Systems Corp.	11,653	624,018
Rimage Corp.	17,018	114,871

Total Computers		2,186,120
Cosmetics/Personal Care – 0.1%
Inter Parfums, Inc.	16,877	308,849
Distribution/Wholesale – 0.6%
Core-Mark Holding Co., Inc.	5,757	276,969
Houston Wire & Cable Co.	13,914	149,715
Pool Corp.	27,710	1,152,182
United Stationers, Inc.	21,670	563,853

Total Distribution/Wholesale		2,142,719
Diversified Financial Services – 4.0%
Artio Global Investors, Inc.(a)	77,373	230,572
Asta Funding, Inc.	5,181	48,650
BGC Partners, Inc. Class A	328,042	1,607,406
Calamos Asset Management, Inc. Class A	16,656	193,876
Cohen & Steers, Inc.(a)	28,402	841,267
Duff & Phelps Corp. Class A	20,353	277,004
Epoch Holding Corp.	9,556	220,744
Evercore Partners, Inc. Class A	25,072	676,944
Federal Agricultural Mortgage Corp. Class C	2,807	72,252
FXCM, Inc. Class A	10,124	96,684
Gain Capital Holdings, Inc.	28,863	142,295
GAMCO Investors, Inc. Class A	643	31,989
GFI Group, Inc.	174,598	555,222
Greenhill & Co., Inc.(a)	40,408	2,091,114
Horizon Technology Finance Corp.	25,116	405,875
Interactive Brokers Group, Inc. Class A	37,651	527,867
Janus Capital Group, Inc.	186,752	1,762,939
JMP Group, Inc.	10,086	55,372
KBW, Inc.	14,720	242,438
MarketAxess Holdings, Inc.	13,748	434,437
Marlin Business Services Corp.	6,459	136,995
Medley Capital Corp.	53,459	752,168
Nelnet, Inc. Class A	17,247	409,444
Oppenheimer Holdings, Inc. Class A	10,454	166,741
Pzena Investment Management, Inc. Class A	7,082	36,897
Solar Senior Capital Ltd.	19,442	348,206
US Global Investors, Inc. Class A	14,778	90,441
Walter Investment Management Corp.(a)	75,517	2,794,884
Westwood Holdings Group, Inc.	9,318	363,495

Total Diversified Financial Services		15,614,218
Electric – 3.9%
ALLETE, Inc.	49,073	2,048,307
Avista Corp.	74,675	1,922,134
Black Hills Corp.	52,775	1,877,207
CH Energy Group, Inc.	17,072	1,113,265
El Paso Electric Co.	31,128	1,066,134
MGE Energy, Inc.	23,436	1,241,874
NorthWestern Corp.	45,922	1,663,754

Otter Tail Corp.	59,697	$1,424,370
Unisource Energy Corp.	49,696	2,080,275
Unitil Corp.	16,149	439,576

Total Electric		14,876,896
Electrical Components & Equipment – 0.3%
Belden, Inc.	8,354	308,096
Encore Wire Corp.	2,107	61,651
Graham Corp.	1,248	22,551
Insteel Industries, Inc.	5,547	65,066
Littelfuse, Inc.	11,215	634,096
Vicor Corp.*	16,349	109,048

Total Electrical Components & Equipment		1,200,508
Electronics – 1.0%
American Science & Engineering, Inc.	7,461	489,516
Analogic Corp.	2,586	202,148
Badger Meter, Inc.	10,420	379,184
Bel Fuse, Inc. Class B(a)	4,140	77,335
Brady Corp. Class A	34,489	1,009,838
CTS Corp.	13,901	139,983
Daktronics, Inc.	13,604	129,374
ESCO Technologies, Inc.	9,368	363,947
Methode Electronics, Inc.	36,494	354,357
Park Electrochemical Corp.	9,876	245,221
Watts Water Technologies, Inc. Class A	11,027	417,151

Total Electronics		3,808,054
Energy-Alternate Sources – 0.1%
FutureFuel Corp.	39,672	480,428
Engineering & Construction – 0.2%
Granite Construction, Inc.	25,381	728,942
VSE Corp.	1,738	42,564

Total Engineering & Construction		771,506
Entertainment – 0.8%
Churchill Downs, Inc.	5,494	344,584
International Speedway Corp. Class A	5,659	160,546
National CineMedia, Inc.	118,014	1,931,889
Speedway Motorsports, Inc.	36,762	566,135

Total Entertainment		3,003,154
Environmental Control – 0.5%
Met-Pro Corp.	12,818	114,721
Mine Safety Appliances Co.	34,782	1,296,325
U.S. Ecology, Inc.	22,709	490,060

Total Environmental Control		1,901,106
Food – 1.7%
Arden Group, Inc. Class A	936	90,811
B&G Foods, Inc.	57,066	1,729,671
Calavo Growers, Inc.(a)	8,980	224,500
Cal-Maine Foods, Inc.	3,231	145,201
Ingles Markets, Inc. Class A	17,615	288,005
J&J Snack Foods Corp.	5,185	297,256
Nash Finch Co.	8,484	173,243
Sanderson Farms, Inc.	9,099	403,723

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2012

Investments	Shares	Value

Snyders-Lance, Inc.	60,045	$1,501,125
Spartan Stores, Inc.	9,659	147,879
Tootsie Roll Industries, Inc.	15,593	420,699
Village Super Market, Inc. Class A	2,921	107,376
Weis Markets, Inc.	23,857	1,009,867

Total Food		6,539,356
Forest Products & Paper – 0.5%
Buckeye Technologies, Inc.	9,496	304,442
Deltic Timber Corp.	1,845	120,405
Neenah Paper, Inc.	10,616	304,042
Orchids Paper Products Co.	11,418	205,981
PH Glatfelter Co.	33,306	593,180
Schweitzer-Mauduit International, Inc.	9,045	298,394
Wausau Paper Corp.	20,242	187,441

Total Forest Products & Paper		2,013,885
Gas – 0.8%
Chesapeake Utilities Corp.	9,377	444,095
Laclede Group, Inc. (The)	27,457	1,180,651
Northwest Natural Gas Co.	30,159	1,485,029

Total Gas		3,109,775
Hand/Machine Tools – 0.1%
Franklin Electric Co., Inc.	8,855	535,639
Hardinge, Inc.	2,969	30,432

Total Hand/Machine Tools		566,071
Healthcare-Products – 0.6%
Atrion Corp.	463	102,554
Cantel Medical Corp.	3,970	107,508
Female Health Co. (The)	32,168	230,001
Invacare Corp.	2,783	39,352
Meridian Bioscience, Inc.(a)	49,647	952,229
West Pharmaceutical Services, Inc.	19,475	1,033,538
Young Innovations, Inc.	1,208	47,233

Total Healthcare-Products		2,512,415
Healthcare-Services – 0.2%
Ensign Group, Inc. (The)	5,352	163,798
National Healthcare Corp.	11,523	550,108
U.S. Physical Therapy, Inc.	5,472	151,191

Total Healthcare-Services		865,097
Holding Companies-Diversified – 0.0%
Primoris Services Corp.	12,022	156,887
Home Builders – 1.7%
KB Home(a)	81,797	1,173,787
Lennar Corp. Class B	9,799	263,985
MDC Holdings, Inc.	85,200	3,281,052
Ryland Group, Inc. (The)	11,610	348,300
Thor Industries, Inc.	42,478	1,542,801

Total Home Builders		6,609,925
Home Furnishings – 0.2%
Ethan Allen Interiors, Inc.	11,702	256,508
Hooker Furniture Corp.	11,442	148,632
Kimball International, Inc. Class B	29,675	362,628

Total Home Furnishings		767,768

Household Products/Wares – 0.6%
American Greetings Corp. Class A	39,245	$659,316
Blyth, Inc.	1,732	45,015
CSS Industries, Inc.	8,662	178,004
Ennis, Inc.	36,554	599,851
WD-40 Co.	12,655	666,159

Total Household Products/Wares		2,148,345
Housewares – 0.0%
Lifetime Brands, Inc.	2,805	33,408
Insurance – 3.6%
American Equity Investment Life Holding Co.	21,076	245,114
Baldwin & Lyons, Inc. Class B	16,367	391,335
Crawford & Co. Class A	24,853	107,365
Crawford & Co. Class B(a)	9,350	46,843
Donegal Group, Inc. Class A	20,383	286,177
EMC Insurance Group, Inc.	15,287	321,027
Employers Holdings, Inc.	13,678	250,718
FBL Financial Group, Inc. Class A	11,099	368,487
First American Financial Corp.	60,836	1,318,316
Horace Mann Educators Corp.	39,399	713,516
Independence Holding Co.(a)	2,957	29,777
Infinity Property & Casualty Corp.	4,679	282,565
Kansas City Life Insurance Co.	11,609	447,295
Life Partners Holdings, Inc.	69,831	188,544
Meadowbrook Insurance Group, Inc.	28,072	215,874
National Interstate Corp.	8,147	210,192
National Western Life Insurance Co. Class A	280	40,110
Presidential Life Corp.	22,981	320,125
Radian Group, Inc.(a)	17,289	75,034
RLI Corp.	10,429	695,197
Safety Insurance Group, Inc.	22,561	1,035,099
SeaBright Holdings, Inc.	17,462	192,082
Selective Insurance Group, Inc.	48,022	911,938
StanCorp Financial Group, Inc.	33,174	1,036,356
State Auto Financial Corp.	58,326	955,963
Stewart Information Services Corp.	2,912	58,648
Symetra Financial Corp.	92,845	1,141,993
Tower Group, Inc.	43,612	845,637
United Fire Group, Inc.	22,995	577,634
Universal Insurance Holdings, Inc.	104,632	402,833

Total Insurance		13,711,794
Internet – 0.6%
Earthlink, Inc.	101,117	719,953
Keynote Systems, Inc.	5,916	85,664
Nutrisystem, Inc.(a)	46,582	490,508
PC-Tel, Inc.	8,748	61,673
United Online, Inc.	202,528	1,117,955

Total Internet		2,475,753
Investment Companies – 9.1%
Apollo Investment Corp.	1,025,613	8,071,574
Arlington Asset Investment Corp. Class A	33,625	802,292
BlackRock Kelso Capital Corp.	261,855	2,545,231

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2012

Investments	Shares	Value

Capital Southwest Corp.	1,058	$118,443
Fifth Street Finance Corp.	285,653	3,136,470
Gladstone Capital Corp.(a)	67,889	594,029
Golub Capital BDC, Inc.(a)	53,117	844,560
Kcap Financial, Inc.	72,506	671,406
Main Street Capital Corp.(a)	63,750	1,881,262
MCG Capital Corp.	379,126	1,747,771
Medallion Financial Corp.	34,499	407,433
MVC Capital, Inc.	28,687	367,194
New Mountain Finance Corp.(a)	27,879	413,167
NGP Capital Resources Co.	59,970	447,376
PennantPark Investment Corp.	146,801	1,557,559
Prospect Capital Corp.	429,434	4,947,080
Solar Capital Ltd.	118,560	2,717,395
THL Credit, Inc.	57,340	804,480
TICC Capital Corp.	111,762	1,162,325
Triangle Capital Corp.(a)	68,371	1,754,400

Total Investment Companies		34,991,447
Iron/Steel – 0.0%
Schnitzer Steel Industries, Inc. Class A	937	26,377
Leisure Time – 0.0%
Callaway Golf Co.	14,576	89,497
Lodging – 0.1%
Ameristar Casinos, Inc.	22,945	408,421
Marcus Corp.	16,093	178,632

Total Lodging		587,053
Machinery-Diversified – 1.4%
Alamo Group, Inc.	2,920	98,638
Albany International Corp. Class A	18,231	400,535
Applied Industrial Technologies, Inc.	28,075	1,163,147
Briggs & Stratton Corp.	43,242	807,328
Cascade Corp.	7,162	392,048
Cognex Corp.	14,040	485,503
Gorman-Rupp Co. (The)	7,851	211,977
Lindsay Corp.	2,493	179,421
Manitowoc Co., Inc. (The)	34,726	463,245
NACCO Industries, Inc. Class A	5,366	672,950
Tennant Co.	10,027	429,356
Twin Disc, Inc.	2,976	53,271

Total Machinery-Diversified		5,357,419
Media – 1.4%
Belo Corp. Class A	99,102	775,969
CBS Corp. Class A	19,588	713,199
Courier Corp.	29,210	356,946
Meredith Corp.(a)	53,363	1,867,705
Scholastic Corp.	13,323	423,405
Sinclair Broadcast Group, Inc. Class A	72,182	809,160
World Wrestling Entertainment, Inc. Class A(a)	39,907	321,251

Total Media		5,267,635
Metal Fabricate/Hardware – 1.2%
Ampco-Pittsburgh Corp.	10,882	200,773
CIRCOR International, Inc.	2,258	85,239

Dynamic Materials Corp.	3,079	$46,247
Eastern Co. (The)	3,195	59,874
Haynes International, Inc.	6,304	328,754
Kaydon Corp.	26,588	593,976
L.B. Foster Co. Class A	1,045	33,795
Lawson Products, Inc.	7,142	49,423
Mueller Industries, Inc.	12,030	547,004
Mueller Water Products, Inc. Class A	159,931	783,662
Olympic Steel, Inc.	1,062	17,926
Sun Hydraulics Corp.	12,610	335,048
Worthington Industries, Inc.	63,434	1,373,980

Total Metal Fabricate/Hardware		4,455,701
Mining – 0.8%
AMCOL International Corp.	25,858	876,069
Globe Specialty Metals, Inc.	34,974	532,304
Gold Resource Corp.(a)	43,383	930,565
Kaiser Aluminum Corp.	12,914	754,049
Noranda Aluminum Holding Corp.	28,250	188,993

Total Mining		3,281,980
Miscellaneous Manufacturing – 1.8%
A.O. Smith Corp.	19,404	1,116,506
Actuant Corp. Class A	3,638	104,120
AZZ, Inc.	17,724	673,157
Barnes Group, Inc.	28,867	721,964
Chase Corp.(a)	7,173	131,768
Hillenbrand, Inc.	67,173	1,221,877
John Bean Technologies Corp.	16,406	267,910
Koppers Holdings, Inc.	16,568	578,720
Movado Group, Inc.	3,338	112,557
Myers Industries, Inc.	22,735	355,121
NL Industries, Inc.	56,469	648,829
Raven Industries, Inc.	13,607	400,454
Standex International Corp.	3,020	134,239
Sturm Ruger & Co., Inc.(a)	10,127	501,185
Tredegar Corp.	7,630	135,356

Total Miscellaneous Manufacturing		7,103,763
Office Furnishings – 0.8%
CompX International, Inc.	2,306	35,005
Herman Miller, Inc.	7,265	141,232
HNI Corp.	50,475	1,287,617
Interface, Inc. Class A	12,161	160,647
Knoll, Inc.	41,544	579,539
Steelcase, Inc. Class A	92,138	907,559

Total Office Furnishings		3,111,599
Oil & Gas – 0.4%
Adams Resources & Energy, Inc.	2,425	73,962
Alon USA Energy, Inc.	32,576	446,291
Delek US Holdings, Inc.	25,195	642,221
Panhandle Oil and Gas, Inc. Class A	1,964	60,236
W&T Offshore, Inc.(a)	18,356	344,726

Total Oil & Gas		1,567,436

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2012

Investments	Shares	Value

Oil & Gas Services – 0.5%
Gulf Island Fabrication, Inc.	3,534	$98,493
Targa Resources Corp.	39,987	2,012,945

Total Oil & Gas Services		2,111,438
Packaging & Containers – 0.8%
Greif, Inc. Class A	28,490	1,258,688
Greif, Inc. Class B(a)	38,456	1,902,034

Total Packaging & Containers		3,160,722
Pipelines – 0.2%
Crosstex Energy, Inc.	44,444	623,549
Private Equity – 0.6%
Fidus Investment Corp.	27,572	460,453
Gladstone Investment Corp.	52,565	411,058
Hercules Technology Growth Capital, Inc.	120,420	1,325,824

Total Private Equity		2,197,335
Real Estate – 0.6%
Consolidated-Tomoka Land Co.(a)	316	10,393
Kennedy-Wilson Holdings, Inc.	22,331	311,964
Sovran Self Storage, Inc.	36,830	2,130,616

Total Real Estate		2,452,973
Real Estate Investment Trusts (REITs) – 20.7%
Acadia Realty Trust	47,207	1,171,678
Agree Realty Corp.	18,946	482,934
American Assets Trust, Inc.	48,224	1,291,921
Ashford Hospitality Trust, Inc.	103,833	872,197
Associated Estates Realty Corp.	55,937	848,005
Brandywine Realty Trust	282,625	3,445,199
Campus Crest Communities, Inc.	58,978	636,962
CapLease, Inc.	125,480	648,732
Cedar Realty Trust, Inc.	175,873	928,609
Chatham Lodging Trust	26,468	367,376
Chesapeake Lodging Trust	49,816	989,844
CommonWealth REIT	299,929	4,366,966
Coresite Realty Corp. Class A	18,151	488,988
Corporate Office Properties Trust	163,930	3,929,402
Cousins Properties, Inc.	93,365	741,318
Cubesmart Class A	102,371	1,317,515
DCT Industrial Trust, Inc.	437,673	2,831,744
DiamondRock Hospitality Co.	174,465	1,680,098
DuPont Fabros Technology, Inc.	38,102	962,076
EastGroup Properties, Inc.	40,927	2,177,316
Education Realty Trust, Inc.	81,394	887,195
Excel Trust, Inc.	48,994	559,512
First Potomac Realty Trust	98,759	1,272,016
Franklin Street Properties Corp.	178,544	1,976,482
Gladstone Commercial Corp.	27,332	499,082
Glimcher Realty Trust	146,468	1,548,167
Government Properties Income Trust(a)	106,201	2,485,103
Healthcare Realty Trust, Inc.	157,398	3,628,024
Hersha Hospitality Trust	264,085	1,294,017
Hudson Pacific Properties, Inc.	37,824	699,744
Inland Real Estate Corp.	203,249	1,676,804

Investors Real Estate Trust	174,994	$1,447,200
Kite Realty Group Trust	101,264	516,446
Lexington Realty Trust	312,931	3,022,914
LTC Properties, Inc.	50,984	1,623,840
Medical Properties Trust, Inc.	281,764	2,944,434
Mission West Properties, Inc.	45,815	398,591
Monmouth Real Estate Investment Corp. Class A	70,808	792,342
National Health Investors, Inc.	46,294	2,381,363
One Liberty Properties, Inc.	33,813	630,612
Parkway Properties, Inc.	21,254	284,166
Pebblebrook Hotel Trust	39,889	933,004
Pennsylvania Real Estate Investment Trust	101,546	1,610,520
Potlatch Corp.	80,224	2,997,971
PS Business Parks, Inc.	23,604	1,577,219
Ramco-Gershenson Properties Trust	80,059	1,003,139
Retail Opportunity Investments Corp.(a)	52,916	681,029
Sabra Health Care REIT, Inc.	129,445	2,590,194
Saul Centers, Inc.	24,100	1,070,040
STAG Industrial, Inc.	43,846	712,936
Summit Hotel Properties, Inc.	38,217	326,373
Sun Communities, Inc.	47,828	2,110,171
Terreno Realty Corp.	7,245	114,471
UMH Properties, Inc.	34,557	413,647
Universal Health Realty Income Trust	24,334	1,118,877
Urstadt Biddle Properties, Inc. Class A	35,450	717,154
Whitestone REIT Class B	26,368	348,058
Winthrop Realty Trust	67,989	732,921

Total Real Estate Investment Trusts (REITs)		79,804,658
Retail – 2.8%
bebe Stores, Inc.	29,343	140,846
Big 5 Sporting Goods Corp.	19,353	192,562
Bob Evans Farms, Inc.	27,007	1,056,784
Brown Shoe Co., Inc.	40,074	642,386
Cash America International, Inc.	2,560	98,739
Cato Corp. (The) Class A	30,624	909,839
CEC Entertainment, Inc.	15,033	452,794
Cracker Barrel Old Country Store, Inc.	13,906	933,232
Destination Maternity Corp.	16,727	312,795
DSW, Inc. Class A	12,810	854,683
Einstein Noah Restaurant Group, Inc.	18,015	318,685
Finish Line, Inc. (The) Class A	15,683	356,632
Fred’s, Inc. Class A	17,442	248,200
Group 1 Automotive, Inc.	7,197	433,475
Hot Topic, Inc.	50,919	442,995
Lithia Motors, Inc. Class A	7,834	260,951
Men’s Wearhouse, Inc. (The)	23,239	800,119
PetMed Express, Inc.(a)	30,559	306,812
Regis Corp.	24,652	453,104
Sonic Automotive, Inc. Class A	7,792	147,892
Stage Stores, Inc.	23,809	501,418
Texas Roadhouse, Inc.	45,920	785,232
Winmark Corp.(a)	446	24,120

Total Retail		10,674,295

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2012

Investments	Shares	Value

Savings & Loans – 3.1%
Astoria Financial Corp.	183,502	$1,813,000
Bank Mutual Corp.	15,463	70,357
BankFinancial Corp.	32,728	287,679
Berkshire Hills Bancorp, Inc.	20,033	458,355
Brookline Bancorp, Inc.	87,439	771,212
Clifton Savings Bancorp, Inc.	18,383	202,213
Dime Community Bancshares, Inc.	50,021	722,303
ESB Financial Corp.	11,602	161,964
ESSA Bancorp, Inc.	6,432	66,828
First Defiance Financial Corp.	3,819	65,916
First Financial Holdings, Inc.	11,421	148,359
First PacTrust Bancorp, Inc.(a)	12,596	157,576
Flushing Financial Corp.	37,514	592,721
Fox Chase Bancorp, Inc.	2,324	36,301
Home Federal Bancorp, Inc.	10,523	119,120
Kaiser Federal Financial Group, Inc.	5,172	78,045
Northwest Bancshares, Inc.	104,535	1,278,463
OceanFirst Financial Corp.	20,857	305,972
Oritani Financial Corp.	54,134	814,717
Provident Financial Holdings, Inc.	4,014	57,039
Provident Financial Services, Inc.	66,814	1,054,993
Provident New York Bancorp	39,700	373,577
Rockville Financial, Inc.	26,231	321,330
Roma Financial Corp.	31,112	276,897
Territorial Bancorp, Inc.	5,565	127,717
United Financial Bancorp, Inc.	10,139	146,711
ViewPoint Financial Group	16,247	311,455
Washington Federal, Inc.	57,804	964,171
Westfield Financial, Inc.	25,761	192,950
WSFS Financial Corp.	3,236	133,582

Total Savings & Loans		12,111,523
Semiconductors – 0.9%
Brooks Automation, Inc.	64,343	516,674
Cohu, Inc.	14,177	133,122
Intersil Corp. Class A	175,431	1,535,021
Micrel, Inc.(a)	30,294	315,663
MKS Instruments, Inc.	35,457	903,799
Power Integrations, Inc.	4,748	144,482
Richardson Electronics Ltd.	6,286	74,615

Total Semiconductors		3,623,376
Software – 0.8%
American Software, Inc. Class A	27,209	222,025
Blackbaud, Inc.	21,909	524,063
Computer Programs & Systems, Inc.	10,004	555,722
Ebix, Inc.(a)	8,911	210,389
EPIQ Systems, Inc.	15,978	214,425
Fair Isaac Corp.	2,276	100,736
ManTech International Corp. Class A	17,832	427,968
Opnet Technologies, Inc.	8,212	279,783
Pegasystems, Inc.	4,137	120,139
Schawk, Inc.	20,642	269,378

Total Software		2,924,628

Telecommunications – 2.5%
Alaska Communications Systems Group, Inc.	255,885	$578,300
Atlantic Tele-Network, Inc.	11,025	473,855
Black Box Corp.	5,010	127,805
Communications Systems, Inc.	9,531	107,510
Comtech Telecommunications Corp.	26,396	729,585
Consolidated Communications Holdings, Inc.	92,415	1,588,614
HickoryTech Corp.	19,821	209,706
IDT Corp. Class B	60,579	622,146
NTELOS Holdings Corp.	50,777	881,997
Plantronics, Inc.	7,499	264,940
Preformed Line Products Co.	2,166	117,635
Shenandoah Telecommunications Co.	22,119	389,294
Telephone & Data Systems, Inc.	61,452	1,573,786
Tellabs, Inc.	221,601	784,468
Telular Corp.	26,168	259,063
TESSCO Technologies, Inc.	9,345	197,834
USA Mobility, Inc.	47,637	565,451

Total Telecommunications		9,471,989
Textiles – 0.1%
G&K Services, Inc. Class A	10,407	325,843
UniFirst Corp.	1,115	74,471

Total Textiles		400,314
Toys/Games/Hobbies – 0.1%
JAKKS Pacific, Inc.	18,412	268,263
Transportation – 0.7%
Arkansas Best Corp.	4,941	39,133
Celadon Group, Inc.	4,602	73,954
Con-way, Inc.	23,830	652,227
Forward Air Corp.	7,197	218,861
Heartland Express, Inc.	14,304	191,101
International Shipholding Corp.	16,462	277,714
Knight Transportation, Inc.	39,340	562,562
Marten Transport Ltd.	2,921	51,322
Matson, Inc.	38,414	803,237

Total Transportation		2,870,111
Trucking & Leasing – 0.7%
TAL International Group, Inc.	77,914	2,647,518
Water – 0.8%
American States Water Co.	18,066	802,672
Artesian Resources Corp. Class A	8,909	206,956
California Water Service Group	42,537	793,315
Connecticut Water Service, Inc.	9,177	292,746
Middlesex Water Co.	19,155	367,010
SJW Corp.	16,014	406,115
York Water Co.	10,872	199,393

Total Water		3,068,207
TOTAL COMMON STOCKS (Cost: $340,446,980)		383,693,267
EXCHANGE-TRADED FUND – 0.2%
WisdomTree MidCap Dividend Fund(b) (Cost: $733,001)	16,278	925,567

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2012

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.6%
MONEY MARKET FUND – 8.6%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $32,999,414)(d)	32,999,414	$32,999,414
TOTAL INVESTMENTS IN SECURITIES – 108.2% (Cost: $374,179,395)(e)		417,618,248
Liabilities in Excess of Other Assets – (8.2)%		(31,793,291)

NET ASSETS – 100.0%		$385,824,957
(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $32,168,563 and the total market value of the collateral held by the Fund was $32,999,414.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Dividend Funds

September 30, 2012

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex-Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
ASSETS:

Investments, at cost	$252,520,535	$520,624,134	$1,142,059,872	$1,251,569,982	$377,453,678	$373,446,394

Investment in affiliates, at cost (Note 7)	71,840	812,952	161,263	2,088,320	844,561	733,001
Investments in securities, at value (including securities on loan) (Note 2)[1]	304,097,044	583,045,140	1,276,274,315	1,353,395,099	417,992,268	416,692,681

Investment in affiliates, at value (Note 7)	100,289	920,095	177,888	2,184,889	1,007,671	925,567

Cash	19,760	15,163	424,803	51,471	20,633	16,786

Receivables:

Dividends and interest	585,147	1,606,015	2,279,057	3,626,547	1,041,345	1,305,490

Investment securities sold	99,188	—	—	—	1,196,359	—

Capital shares sold	—	—	41,412	—	—	—
Total Assets	304,901,428	585,586,413	1,279,197,475	1,359,258,006	421,258,276	418,940,524
LIABILITIES:

Payables:

Investment securities purchased	—	—	—	—	1,233,933	—

Collateral for securities on loan (Note 2)	4,756,948	14,894,696	3,280,163	90,508,905	36,430,570	32,999,414

Advisory fees (Note 3)	69,098	177,130	291,965	386,088	117,208	114,814

Service fees (Note 2)	1,090	2,056	4,607	4,482	1,366	1,339
Total Liabilities	4,827,136	15,073,882	3,576,735	90,899,475	37,783,077	33,115,567
NET ASSETS	$300,074,292	$570,512,531	$1,275,620,740	$1,268,358,531	$383,475,199	$385,824,957
NET ASSETS:

Paid-in capital	$277,929,295	$575,399,561	$1,207,203,077	$1,215,598,610	$381,332,408	$398,430,794

Undistributed net investment income	315,546	910,078	1,028,056	1,939,844	980,964	1,000,748

Accumulated net realized loss on investments	(29,775,507)	(68,325,257)	(66,841,461)	(51,101,609)	(39,539,873)	(57,045,438)

Net unrealized appreciation on investments	51,604,958	62,528,149	134,231,068	101,921,686	40,701,700	43,438,853
NET ASSETS	$300,074,292	$570,512,531	$1,275,620,740	$1,268,358,531	$383,475,199	$385,824,957
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,500,000	12,050,000	23,350,000	22,500,000	6,750,000	7,650,000
Net asset value per share	$54.56	$47.35	$54.63	$56.37	$56.81	$50.43
[1]	Market value of securities out on loan were as follows: $4,611,532, $14,395,552, $3,206,151, $87,740,524, $35,434,366 and $32,168,563, respectively.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Statements of Operations (unaudited)

WisdomTree Domestic Dividend Funds

For the Six Months Ended September 30, 2012

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex-Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$4,673,885	$10,578,691	$19,230,163	$24,108,678	$6,635,754	$7,524,704

Dividends from affiliates (Note 7)	4,362	26,308	28,336	45,376	14,668	26,549

Interest	25	39	112	105	23	24

Securities lending income (Note 2)	64,738	212,895	228,673	1,290,353	298,986	217,751
Total investment income	4,743,010	10,817,933	19,487,284	25,444,512	6,949,431	7,769,028
EXPENSES:

Advisory fees (Note 3)	399,908	933,964	1,704,271	2,177,990	664,036	619,224

Service fees (Note 2)	6,284	10,814	26,781	25,219	7,689	7,170
Total expenses	406,192	944,778	1,731,052	2,203,209	671,725	626,394
Expense reimbursements/waivers (Note 3)	(80)	(2,188)	(2,599)	(909)	(696)	(1,909)
Net expenses	406,112	942,590	1,728,453	2,202,300	671,029	624,485
Net investment income	4,336,898	9,875,343	17,758,831	23,242,212	6,278,402	7,144,543
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	127,154	83,449	89,140	(158,998)	800,654	(1,527,059)

Investment transactions from affiliates (Note 7)	128,673	1,638	313,002	377,197	165,358	87,670

In-kind redemptions	—	—	27,218,305	44,100,624	—	—

In-kind redemptions from affiliates (Note 7)	—	—	41,967	122,922	—	—
Net realized gain (loss)	255,827	85,087	27,662,414	44,441,745	966,012	(1,439,389)
Net change in unrealized appreciation (depreciation) on investments	8,845,839	27,583,831	8,943,149	(15,747,749)	2,697,174	10,968,022
Net realized and unrealized gain on investments	9,101,666	27,668,918	36,605,563	28,693,996	3,663,186	9,528,633
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,438,564	$37,544,261	$54,364,394	$51,936,208	$9,941,588	$16,673,176

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Equity Income Fund		WisdomTree LargeCap Dividend Fund
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,336,898	$5,720,312	$9,875,343	$11,268,383	$17,758,831	$25,519,260

Net realized gain on investments	255,827	980,275	85,087	8,515,199	27,662,414	37,264,703

Net change in unrealized appreciation on investments	8,845,839	18,940,324	27,583,831	27,794,701	8,943,149	61,341,297
Net increase in net assets resulting from operations	13,438,564	25,640,911	37,544,261	47,578,283	54,364,394	124,125,260
DIVIDENDS:

Net investment income	(4,178,185)	(5,704,497)	(9,338,930)	(11,082,460)	(17,413,841)	(25,273,380)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	46,828,556	55,746,369	114,389,636	263,895,489	170,493,729	699,406,625

Cost of shares redeemed	—	(2,645,587)	—	(50,746,537)	(137,038,235)	(204,137,549)
Net increase in net assets resulting from capital share transactions	46,828,556	53,100,782	114,389,636	213,148,952	33,455,494	495,269,076
Net Increase in Net Assets	56,088,935	73,037,196	142,594,967	249,644,775	70,406,047	594,120,956
NET ASSETS:

Beginning of period	$243,985,357	$170,948,161	$427,917,564	$178,272,789	$1,205,214,693	$611,093,737

End of period	$300,074,292	$243,985,357	$570,512,531	$427,917,564	$1,275,620,740	$1,205,214,693
Undistributed net investment income included in net assets at end of period	$315,546	$156,833	$910,078	$373,665	$1,028,056	$683,066
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,600,000	3,500,000	9,550,000	4,400,000	22,750,000	12,650,000

Shares created	900,000	1,150,000	2,500,000	6,400,000	3,250,000	14,300,000

Shares redeemed	—	(50,000)	—	(1,250,000)	(2,650,000)	(4,200,000)
Shares outstanding, end of period	5,500,000	4,600,000	12,050,000	9,550,000	23,350,000	22,750,000

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	47

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$23,242,212	$28,937,492	$6,278,402	$7,758,173	$7,144,543	$9,088,259

Net realized gain (loss) on investments	44,441,745	11,774,481	966,012	5,786,455	(1,439,389)	(214,898)

Net change in unrealized appreciation (depreciation) on investments	(15,747,749)	86,085,337	2,697,174	8,737,342	10,968,022	5,721,351
Net increase in net assets resulting from operations	51,936,208	126,797,310	9,941,588	22,281,970	16,673,176	14,594,712
DIVIDENDS:

Net investment income	(22,789,804)	(27,628,769)	(5,720,928)	(7,571,610)	(6,462,958)	(9,064,912)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	244,532,456	1,032,619,697	33,291,447	142,423,733	61,823,732	62,381,645

Cost of shares redeemed	(274,131,847)	(206,358,511)	—	(67,722,877)	—	(2,291,885)
Net increase (decrease) in net assets resulting from capital share transactions	(29,599,391)	826,261,186	33,291,447	74,700,856	61,823,732	60,089,760
Net Increase (Decrease) in Net Assets	(452,987)	925,429,727	37,512,107	89,411,216	72,033,950	65,619,560
NET ASSETS:

Beginning of period	$1,268,811,518	$343,381,791	$345,963,092	$256,551,876	$313,791,007	$248,171,447

End of period	$1,268,358,531	$1,268,811,518	$383,475,199	$345,963,092	$385,824,957	$313,791,007
Undistributed net investment income included in net assets at end of period	$1,939,844	$1,487,436	$980,964	$423,490	$1,000,748	$319,163
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	23,150,000	6,850,000	6,150,000	4,750,000	6,400,000	5,100,000

Shares created	4,400,000	20,400,000	600,000	2,750,000	1,250,000	1,350,000

Shares redeemed	(5,050,000)	(4,100,000)	—	(1,350,000)	—	(50,000)
Shares outstanding, end of period	22,500,000	23,150,000	6,750,000	6,150,000	7,650,000	6,400,000

See Notes to Financial Statements.

48	WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of period	$53.04	$48.84	$42.89	$29.26	$51.81	$57.87
Investment operations:
Net investment income[1]	0.80	1.47	1.37	1.14	1.54	1.68
Net realized and unrealized gain (loss)	1.48	4.15	5.92	13.61	(22.56)	(6.04)
Total from investment operations	2.28	5.62	7.29	14.75	(21.02)	(4.36)
Dividends to shareholders:
Net investment income	(0.76)	(1.42)	(1.34)	(1.12)	(1.53)	(1.68)
Capital gains	—	—	—	—	—	(0.02)
Total dividends and distributions to shareholders	(0.76)	(1.42)	(1.34)	(1.12)	(1.53)	(1.70)
Net asset value, end of period	$54.56	$53.04	$48.84	$42.89	$29.26	$51.81

TOTAL RETURN[2]	4.35%	11.81%	17.37%	50.83%	(41.29)%	(7.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$300,074	$243,985	$170,948	$132,971	$84,844	$88,071
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements/waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.03%[4]	3.03%	3.10%	3.01%	3.91%	2.89%
Portfolio turnover rate[5]	2%	15%	6%	16%	23%	10%

WisdomTree Equity Income Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of period	$44.81	$40.52	$35.12	$22.98	$47.81	$57.99
Investment operations:
Net investment income[1]	0.92	1.66	1.61	1.17	1.95	2.22
Net realized and unrealized gain (loss)	2.46	4.15	5.33	12.16	(24.80)	(10.19)
Total from investment operations	3.38	5.81	6.94	13.33	(22.85)	(7.97)
Dividends to shareholders:
Net investment income	(0.84)	(1.52)	(1.54)	(1.19)	(1.98)	(2.21)
Capital gains	—	—	—	—	—	—
Total dividends and distributions to shareholders	(0.84)	(1.52)	(1.54)	(1.19)	(1.98)	(2.21)
Net asset value, end of period	$47.35	$44.81	$40.52	$35.12	$22.98	$47.81

TOTAL RETURN[2]	7.64%	14.66%	20.24%	58.47%	(49.06)%	(14.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$570,513	$427,918	$178,273	$122,907	$101,091	$138,659
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	4.01%[4]	3.99%	4.25%	3.72%	5.59%	3.88%
Portfolio turnover rate[5]	2%	22%	8%	25%	45%	19%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	49

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of period	$52.98	$48.31	$42.56	$29.86	$52.71	$57.97
Investment operations:
Net investment income[1]	0.77	1.45	1.33	1.10	1.51	1.60
Net realized and unrealized gain (loss)	1.65	4.59	5.68	12.69	(22.91)	(5.21)
Total from investment operations	2.42	6.04	7.01	13.79	(21.40)	(3.61)
Dividends to shareholders:
Net investment income	(0.77)	(1.37)	(1.26)	(1.09)	(1.45)	(1.65)
Net asset value, end of period	$54.63	$52.98	$48.31	$42.56	$29.86	$52.71

TOTAL RETURN[2]	4.62%	12.82%	16.83%	46.53%	(41.25)%	(6.47)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,275,621	$1,205,215	$611,094	$412,809	$294,135	$308,379
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements/waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.91%[4]	3.02%	3.04%	2.89%	3.78%	2.74%
Portfolio turnover rate[5]	2%	14%	5%	17%	25%	8%

WisdomTree Dividend ex-Financials Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of period	$54.81	$50.13	$42.76	$26.74	$51.14	$59.69
Investment operations:
Net investment income[1]	1.10	2.06	1.81	1.60	1.81	2.10
Net realized and unrealized gain (loss)	1.56	4.31	7.25	16.01	(24.34)	(8.56)
Total from investment operations	2.66	6.37	9.06	17.61	(22.53)	(6.46)
Dividends to shareholders:
Net investment income	(1.10)	(1.69)	(1.69)	(1.59)	(1.87)	(2.09)
Net asset value, end of period	$56.37	$54.81	$50.13	$42.76	$26.74	$51.14

TOTAL RETURN[2]	4.96%	12.99%	21.68%	66.66%	(45.10)%	(11.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,268,359	$1,268,812	$343,382	$190,277	$104,277	$166,205
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	4.05%[4]	4.05%	3.99%	4.32%	4.57%	3.57%
Portfolio turnover rate[5]	2%	38%	5%	57%	53%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

50	WisdomTree Domestic Dividend Funds

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of period	$56.25	$54.01	$46.08	$26.80	$48.00	$58.02
Investment operations:
Net investment income[1]	0.99	1.47	1.53	1.29	1.63	1.88
Net realized and unrealized gain (loss)	0.46	2.17	7.79	19.22	(21.16)	(10.12)
Total from investment operations	1.45	3.64	9.32	20.51	(19.53)	(8.24)
Dividends to shareholders:
Net investment income	(0.89)	(1.40)	(1.39)	(1.23)	(1.67)	(1.78)
Net asset value, end of period	$56.81	$56.25	$54.01	$46.08	$26.80	$48.00

TOTAL RETURN[2]	2.64%	6.99%	20.60%	77.34%	(41.61)%	(14.47)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$383,475	$345,963	$256,552	$122,121	$65,655	$91,198
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.58%[4]	2.81%	3.16%	3.34%	4.31%	3.38%
Portfolio turnover rate[5]	2%	29%	10%	11%	43%	30%

WisdomTree SmallCap Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of period	$49.03	$48.66	$42.39	$24.06	$46.31	$57.41
Investment operations:
Net investment income[1]	1.06	1.68	1.72	1.49	1.85	2.13
Net realized and unrealized gain (loss)	1.27	0.34	6.14	18.28	(22.26)	(11.10)
Total from investment operations	2.33	2.02	7.86	19.77	(20.41)	(8.97)
Dividends to shareholders:
Net investment income	(0.93)	(1.65)	(1.59)	(1.44)	(1.84)	(2.13)
Net asset value, end of period	$50.43	$49.03	$48.66	$42.39	$24.06	$46.31

TOTAL RETURN[2]	4.83%	4.50%	18.96%	83.27%	(45.27)%	(15.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$385,825	$313,791	$248,171	$154,724	$73,369	$81,040
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	4.38%[4]	3.69%	3.86%	4.21%	5.15%	3.97%
Portfolio turnover rate[5]	3%	31%	11%	16%	65%	34%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	51

Notes to Financial Statements (unaudited)

September 30, 2012

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2012, the Trust offered 49 investment funds (each a “Fund”, and collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a

52	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (continued)

significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 or Level 3 positions are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related

WisdomTree Domestic Dividend Funds	53

Notes to Financial Statements (unaudited) (continued)

or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

There were no Level 3 securities during or for the six months ended September 30, 2012.

No transfers between Level 1 or Level 2 fair value measurements occurred during the six months ended September 30, 2012.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing each Fund’s assets:

Total Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$299,340,096	$—	$—
Money Market Funds	—	4,756,948	—
Exchange-Traded Funds	100,289	—	—
Total	$299,440,385	$4,756,948	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$568,150,444	$—	$—
Money Market Funds	—	14,894,696	—
Exchange-Traded Funds	920,095	—	—
Total	$569,070,539	$14,894,696	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$1,272,994,152	$—	$—
Money Market Funds	—	3,280,163	—
Exchange-Traded Funds	177,888	—	—
Total	$1,273,172,040	$3,280,163	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$1,262,886,194	$—	$—
Money Market Funds	—	90,508,905	—
Exchange-Traded Funds	2,184,889	—	—
Total	$1,265,071,083	$90,508,905	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$381,561,698	$—	$—
Money Market Funds	—	36,430,570	—
Exchange-Traded Funds	1,007,671	—	—
Total	$382,569,369	$36,430,570	$—

54	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (continued)

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks*	$383,693,267	$—	$—
Money Market Funds	—	32,999,414	—
Exchange-Traded Funds	925,567	—	—
Total	$384,618,834	$32,999,414	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not invest in derivative instruments during the six months ended September 30, 2012.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of CCO services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees’ fees, which are included in Service Fees on the Statements of Operations, of $33,024 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended September 30, 2012. Expenses in excess of 0.0044% were paid by WTAM.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the collateral received for securities on loan along with the obligation to return the collateral are included on the Statements of Assets and Liabilities. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make

WisdomTree Domestic Dividend Funds	55

Notes to Financial Statements (unaudited) (continued)

supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital to the extent of a shareholder’s tax basis and thereafter as a capital gain.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain enumerated expenses noted in Note 2.

Pursuant to a separate contractual arrangement, also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table.

Fund	Advisory Fee Rate
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend ex-Financials Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the six months ended September 30, 2012, WTAM waived a portion of its advisory fees based on each Fund’s investments in affiliated Funds. The table below indicates the waiver amounts. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
Total Dividend Fund	$80
Equity Income Fund	2,188
LargeCap Dividend Fund	2,599
Dividend ex-Financials Fund	909
MidCap Dividend Fund	696
SmallCap Dividend Fund	1,909

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2012, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

56	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the six months ended September 30, 2012 were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$5,375,177	$4,680,019
Equity Income Fund	10,657,967	9,924,354
LargeCap Dividend Fund	20,159,665	19,478,769
Dividend ex-Financials Fund	20,756,756	19,813,289
MidCap Dividend Fund	8,193,501	7,277,039
SmallCap Dividend Fund	12,535,832	10,248,144

For the six months ended September 30, 2012, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$46,719,678	$427,160
Equity Income Fund	113,946,252	—
LargeCap Dividend Fund	169,901,146	136,079,896
Dividend ex-Financials Fund	243,478,825	273,318,263
MidCap Dividend Fund	33,180,959	445,631
SmallCap Dividend Fund	61,506,739	2,021,675

Gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Dividend Fund	$252,592,375	$56,122,140	$(4,517,182)	$51,604,958
Equity Income Fund	521,437,086	67,972,255	(5,444,106)	62,528,149
LargeCap Dividend Fund	1,142,221,135	154,775,652	(20,544,584)	134,231,068
Dividend ex-Financials Fund	1,253,658,302	120,798,617	(18,876,931)	101,921,686
MidCap Dividend Fund	378,298,239	51,709,604	(11,007,904)	40,701,700
SmallCap Dividend Fund	374,179,395	54,932,754	(11,493,901)	43,438,853

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2012, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2012, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2012 are as follows:

Affiliated Fund Name	Value at 3/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 09/30/2012	Dividend Income
Total Dividend Fund
Total Earnings Fund	$378,355	$1,647,031	$1,980,513	$100,289	$4,362

WisdomTree Domestic Dividend Funds	57

Notes to Financial Statements (unaudited) (continued)

Affiliated Fund Name	Value at 03/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 09/30/2012	Dividend Income
Equity Income Fund
Total Dividend Fund	$394,979	$6,507,028	$6,031,627	$920,095	$26,308

LargeCap Dividend Fund
Total Dividend Fund	$327,795	$10,989,806	$11,468,044	$177,888	$28,336

Dividend ex-Financials Fund
LargeCap Dividend Fund	$1,595,420	$6,128,084	$6,667,594	$1,091,926	$21,206
MidCap Dividend Fund	1,589,686	6,163,814	6,604,474	1,092,963	24,170
Total	$3,185,106	$12,291,898	$13,272,068	$2,184,889	$45,376

MidCap Dividend Fund
LargeCap Dividend Fund	$1,852,064	$3,577,528	$4,471,914	$1,007,671	$14,668

SmallCap Dividend Fund
MidCap Dividend Fund	$2,349,094	$3,313,005	$4,721,808	$925,567	$26,549

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

9. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its parent company, WisdomTree Investments, along with other parties, as defendants. The complaint alleged that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint sought both unspecified monetary damages to be determined and an injunction to prevent further infringement.

Subsequent to the reporting period, on November 7, 2012, Research Affiliates agreed to withdraw its suit and defendants agreed to withdraw their counterclaims and entered into a settlement agreement. Under the settlement, all parties exchanged releases for all existing claims. The other material terms of the settlement are as follows:

•

Research Affiliates agreed not to sue the Trust, WTAM and WisdomTree Investments (the “WisdomTree Parties”) for any future claims arising under any current patents held by Research Affiliates, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by Research Affiliates within the next eight years, subject to reduction by up to three years if Research Affiliates is acquired. The covenant not to sue extends to service providers and customers of the WisdomTree Parties in connection with their products and services.

•

The WisdomTree Parties agreed not to sue Research Affiliates for any future claims arising under any current patents held by the WisdomTree Parties, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by the WisdomTree Parties within the next eight years, subject to reduction by up to three years if any of the WisdomTree Parties are acquired. The covenant not to sue extends to service providers and customers of Research Affiliates in connection with Research Affiliates’ products and services.

•

Research Affiliates and the WisdomTree Parties agreed that the covenants not to sue do not include a right under each party’s patents to copy the other party’s methodologies. They have further agreed that it is not copying if Research Affiliates introduces an index or strategy that uses at least three fundamental factors to weight its indexes and they are not predominantly dividend- or earnings-weighted, or any of the WisdomTree Parties introduces an index or strategy that is weighted by less than three fundamental factors.

58	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (concluded)

•	The parties also agreed not to challenge the other party’s patents or patent applications.

•

Research Affiliates agreed to a one-time payment of $0.7 million to WisdomTree Investments. The WisdomTree Parties and the other defendants were not required to make any current or future payments to Research Affiliates.

All other terms of the settlement are confidential and the settlement will not affect the current methodologies and fees for any of the Funds.

WTAM and WisdomTree Investments had previously contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint so the Trust incurred no out-of-pocket expense in connection with this lawsuit.

WisdomTree Domestic Dividend Funds	59

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Meeting Results

A special meeting of shareholders of WisdomTree Trust was held on June 29, 2012, with adjournment and continuation on August 8, 2012, for certain proposals related to each of the Funds. All of the proposals presented at the special meeting and adjournment were ultimately approved by Fund shareholders. The percentages shown below represent the percent of voting shares present at the meeting that voted for the proposal. The proposals acted upon by shareholders and the results of the shareholder vote were as follows:

Proposal 1

The approval of a new investment advisory agreement between the Trust and WTAM, to go into effect if there is a subsequent change of control of WTAM caused by a reduction in ownership of the largest shareholder of WisdomTree Investments, the parent company of WTAM.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Total Dividend Fund	2,445,049	31,750	59,238	712,643	75.264
Equity Income Fund	4,729,108	83,303	113,662	0	96.002
Dividend ex-Financials Fund	9,701,560	156,933	234,494	1,498,492	83.695
LargeCap Dividend Fund	10,148,416	154,170	172,856	1,595,267	84.075
MidCap Dividend Fund	3,082,119	45,308	64,708	0	96.554
SmallCap Dividend Fund	2,980,115	44,586	58,909	655,368	79.704

Proposal 2

The approval of a new investment sub-advisory agreement between WTAM and Mellon Capital, with respect to each of these Funds, to go into effect if there is a subsequent change of control of WTAM caused by a reduction in ownership of the largest shareholder of WisdomTree Investments, the parent company of WTAM.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Total Dividend Fund	2,439,621	33,643	62,773	712,643	75.096
Equity Income Fund	4,726,313	81,139	118,621	0	95.945
Dividend ex-Financials Fund	9,693,419	158,295	241,273	1,498,492	83.625
LargeCap Dividend Fund	10,141,407	159,158	174,877	1,595,267	84.016
MidCap Dividend Fund	3,086,223	41,168	64,744	0	96.682
SmallCap Dividend Fund	2,974,919	47,076	61,615	655,368	79.565

Proposal 3

Approval to make future changes to sub-advisory arrangements without a shareholder vote.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Total Dividend Fund	2,326,099	29,548	180,390	712,643	71.601
Equity Income Fund	4,569,779	76,886	279,408	0	92.767
Dividend ex-Financials Fund	9,124,650	163,997	804,340	1,498,492	78.718
LargeCap Dividend Fund	9,859,945	152,857	462,640	1,595,267	81.685
MidCap Dividend Fund	2,998,296	37,379	166,460	0	93.614
SmallCap Dividend Fund	2,868,832	44,372	170,406	655,368	76.727

60	WisdomTree Domestic Dividend Funds

General Information (unaudited) (concluded)

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

Each Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree Domestic Dividend Funds	61

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2012:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International
Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS004678 (11/2013)

WisdomTree Trust

Domestic and International Earnings Funds

Semi-Annual Report

September 30, 2012

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Information Technology	18.3%
Financials	16.1%
Energy	12.4%
Consumer Discretionary	11.5%
Health Care	10.5%
Industrials	9.9%
Consumer Staples	9.7%
Materials	4.3%
Utilities	3.2%
Telecommunication Services	2.5%
Other	1.6%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Exxon Mobil Corp.	4.2%
Apple, Inc.	3.9%
Chevron Corp.	2.7%
Microsoft Corp.	2.3%
JPMorgan Chase & Co.	2.0%
Wal-Mart Stores, Inc.	1.7%
Wells Fargo & Co.	1.7%
AT&T, Inc.	1.4%
International Business Machines Corp.	1.4%
General Electric Co.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The Fund returned 1.82% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Consumer Staples had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Information Technology created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Index	Russell 3000® Index
Six Months[1]	1.82%	1.69%	1.85%	2.89%
One Year	29.08%	28.96%	29.55%	30.20%
Three Year	13.07%	13.07%	13.35%	13.26%
Five Year	1.69%	1.68%	1.93%	1.30%
Since Inception[2]	2.40%	2.39%	2.61%	2.08%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic and International Earnings Funds	1

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Information Technology	18.8%
Financials	16.2%
Energy	13.8%
Health Care	10.8%
Consumer Discretionary	10.7%
Consumer Staples	10.4%
Industrials	9.2%
Materials	4.0%
Utilities	2.9%
Telecommunication Services	2.7%
Other	0.5%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Exxon Mobil Corp.	4.8%
Apple, Inc.	4.5%
Chevron Corp.	3.1%
Microsoft Corp.	2.7%
JPMorgan Chase & Co.	2.3%
Wal-Mart Stores, Inc.	2.0%
Wells Fargo & Co.	1.9%
International Business Machines Corp.	1.6%
AT&T, Inc.	1.6%
General Electric Co.	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The Fund returned 2.19% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Consumer Staples had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Financials created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings 500 Index	S&P 500® Index
Six Months[1]	2.19%	2.01%	2.29%	3.43%
One Year	29.18%	29.01%	29.59%	30.20%
Three Year	12.86%	12.87%	13.18%	13.20%
Five Year	1.13%	1.10%	1.42%	1.05%
Since Inception[2]	2.07%	2.05%	2.37%	2.06%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Consumer Discretionary	17.6%
Financials	16.5%
Industrials	15.9%
Information Technology	15.0%
Health Care	7.6%
Materials	7.0%
Energy	5.6%
Utilities	4.4%
Consumer Staples	3.1%
Telecommunication Services	0.8%
Other	6.5%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
American Capital Ltd.	1.3%
TRW Automotive Holdings Corp.	1.3%
Whirlpool Corp.	1.2%
Tesoro Corp.	1.2%
Constellation Brands, Inc. Class A	1.0%
Computer Sciences Corp.	1.0%
Harris Corp.	0.8%
Gannett Co., Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
CNO Financial Group, Inc.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The Fund returned -1.57% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Health Care had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Information Technology created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400® Index
Six Months[1]	-1.57%	-1.78%	-1.49%	0.24%
One Year	28.57%	28.59%	28.95%	28.54%
Three Year	15.11%	15.09%	15.56%	14.33%
Five Year	5.33%	5.32%	5.54%	3.83%
Since Inception[2]	4.56%	4.57%	4.76%	3.91%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic and International Earnings Funds	3

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Financials	18.6%
Information Technology	17.1%
Industrials	14.7%
Consumer Discretionary	15.1%
Health Care	8.5%
Materials	7.6%
Consumer Staples	4.1%
Energy	3.4%
Utilities	1.3%
Telecommunication Services	1.0%
Other	8.6%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Cirrus Logic, Inc.	1.2%
Western Refining, Inc.	1.1%
Veeco Instruments, Inc.	1.0%
Revlon, Inc. Class A	0.9%
Symetra Financial Corp.	0.7%
PolyOne Corp.	0.7%
PDL BioPharma, Inc.	0.7%
Nelnet, Inc. Class A	0.6%
Delek US Holdings, Inc.	0.6%
Power-One, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The Fund returned -0.27% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Health Care had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Information Technology created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Earnings Index	Russell 2000® Index
Six Months[1]	-0.27%	-0.44%	-0.11%	1.60%
One Year	30.85%	31.11%	31.31%	31.91%
Three Year	13.15%	13.14%	13.46%	12.99%
Five Year	5.37%	5.41%	5.42%	2.21%
Since Inception[2]	3.31%	3.29%	3.38%	1.64%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Energy	23.7%
Information Technology	20.7%
Consumer Discretionary	14.4%
Consumer Staples	10.8%
Health Care	10.2%
Utilities	7.3%
Financials	6.3%
Industrials	3.5%
Materials	2.6%
Other	0.5%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Exxon Mobil Corp.	11.4%
Apple, Inc.	9.4%
Chevron Corp.	7.9%
Wal-Mart Stores, Inc.	4.9%
International Business Machines Corp.	4.4%
ConocoPhillips	2.8%
Intel Corp.	2.8%
Abbott Laboratories	2.4%
Cisco Systems, Inc.	2.0%
Eli Lilly & Co.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Value Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

The Fund returned 5.20% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Energy had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Industrials created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Low P/E /LargeCap Value Spliced Index[1]	Russell 1000® Value Index
Six Months[2]	5.20%	5.14%	5.27%	4.16%
One Year	31.62%	31.51%	32.06%	30.92%
Three Year	13.81%	13.80%	14.30%	11.84%
Five Year	-0.19%	-0.23%	0.20%	-0.90%
Since Inception[3]	0.52%	0.54%	0.86%	-0.23%
[1]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.
[2]	Returns of less than one year are cumulative.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic and International Earnings Funds	5

Performance Summary (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Information Technology	34.5%
Energy	23.8%
Consumer Discretionary	10.6%
Financials	7.9%
Industrials	6.8%
Health Care	5.8%
Consumer Staples	5.7%
Materials	2.6%
Utilities	1.1%
Telecommunication Services	0.4%
Other	0.8%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Exxon Mobil Corp.	13.8%
Apple, Inc.	11.4%
Microsoft Corp.	7.1%
Google, Inc. Class A	4.0%
ConocoPhillips	3.5%
Intel Corp.	3.4%
Coca-Cola (The) Co.	2.8%
MetLife, Inc.	2.2%
Amgen, Inc.	1.9%
Comcast Corp. Class A	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.

The Fund returned 0.42% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Energy had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Industrials created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised August 10, 2012, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Growth Index	Russell 1000® Growth Index
Six Months[1]	0.42%	0.29%	0.64%	1.84%
One Year	28.86%	28.77%	29.42%	29.19%
Three Year	10.32%	10.31%	10.81%	14.73%
Since Inception[2]	15.47%	15.44%	16.05%	21.27%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 4, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 9/30/12

Sector	% of Total Investments
Financials	25.8%
Energy	20.4%
Information Technology	12.6%
Materials	11.7%
Consumer Discretionary	9.7%
Industrials	6.0%
Utilities	4.7%
Consumer Staples	3.8%
Health Care	3.6%
Telecommunication Services	1.7%

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Reliance Industries Ltd.	8.6%
Infosys Ltd.	6.2%
Oil & Natural Gas Corp. Ltd.	6.1%
Tata Motors Ltd.	4.4%
Housing Development Finance Corp.	4.2%
ICICI Bank Ltd.	3.0%
Tata Consultancy Services Ltd.	2.4%
State Bank of India	2.3%
HDFC Bank Ltd.	2.2%
Bharat Heavy Electricals Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The Fund returned -0.53% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Financials had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Materials created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.83%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree India Earnings Index	MSCI India Index
Six Months[1]	-0.53%	-1.02%	0.28%	4.42%
One Year	2.07%	5.08%	3.62%	7.50%
Three Year	-2.29%	-2.65%	-1.13%	0.86%
Since Inception[2]	-5.06%	-5.31%	-3.58%	-3.92%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic and International Earnings Funds	7

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The WisdomTree Earnings Index measures the performance of earnings-generating companies within the broad U.S. stock market.

The WisdomTree Earnings 500 Index measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree MidCap Earnings Index measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Earnings Index measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree LargeCap Value Index measures the performance of the large-capitalization value segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree Low P/E Index measures the performance of companies with the lowest price-to-earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree LargeCap Growth Index measures the performance of the large-capitalization growth segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The Russell 3000® Index is a capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The Russell 1000® Growth Index is a capitalization-weighted index that measures the performance of the large-capitalization growth segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 1000® Value Index is a capitalization-weighted index that measures the performance of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000® Index is a capitalization-weighted index that measures the performance of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in India.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI India Index assumes reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of

8	WisdomTree Domestic and International Earnings Funds

Description of Indexes (unaudited) (concluded)

the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Domestic and International Earnings Funds	9

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/12 to 9/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	WisdomTree Domestic and International Earnings Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/12	Ending Account Value 9/30/2012	Annualized Expense Ratio Based on the Period 4/01/12 to 9/30/12	Expenses Paid During the Period† 4/01/12 to 9/30/12
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,018.20	0.28%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,021.90	0.28%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$984.30	0.38%	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$997.30	0.38%	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,052.00	0.38%	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree LargeCap Growth Fund
Actual	$1,000.00	$1,004.20	0.38%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree India Earnings Fund
Actual	$1,000.00	$994.70	0.88%	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	0.88%	$4.46
†	Expenses are calculated using each Fund’s annualized expense ratio, multipled by the average account value for the period, multipled by 183/365 (to reflect one-half year period).

WisdomTree Domestic and International Earnings Funds	11

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 101.4%
COMMON STOCKS – 99.8%
Aerospace & Defense – 2.6%
AAR Corp.	222	$3,645
Alliant Techsystems, Inc.	221	11,074
BE Aerospace, Inc.*	216	9,094
Boeing Co. (The)	2,319	161,449
Ceradyne, Inc.	194	4,739
Cubic Corp.	116	5,807
Curtiss-Wright Corp.	145	4,741
Engility Holdings, Inc.*	107	1,974
Esterline Technologies Corp.*	112	6,288
General Dynamics Corp.	1,751	115,776
GeoEye, Inc.*	96	2,537
HEICO Corp.	62	2,399
Hexcel Corp.*	279	6,702
Honeywell International, Inc.	2,101	125,535
Huntington Ingalls Industries, Inc.*	249	10,470
L-3 Communications Holdings, Inc.	643	46,110
Lockheed Martin Corp.	1,675	156,411
Moog, Inc. Class A*	151	5,718
National Presto Industries, Inc.	39	2,842
Northrop Grumman Corp.	1,497	99,446
Orbital Sciences Corp.*	187	2,723
Precision Castparts Corp.	305	49,819
Raytheon Co.	1,920	109,747
Rockwell Collins, Inc.	478	25,640
Spirit AeroSystems Holdings, Inc. Class A*	444	9,861
Teledyne Technologies, Inc.*	112	7,100
Textron, Inc.	675	17,665
TransDigm Group, Inc.*	90	12,768
Triumph Group, Inc.	192	12,006
United Technologies Corp.	2,661	208,330

Total Aerospace & Defense		1,238,416
Air Freight & Logistics – 0.6%
Atlas Air Worldwide Holdings, Inc.*	138	7,125
C.H. Robinson Worldwide, Inc.	240	14,052
Expeditors International of Washington, Inc.	386	14,035
FedEx Corp.	754	63,804
Forward Air Corp.	91	2,767
HUB Group, Inc. Class A*	115	3,413
United Parcel Service, Inc. Class B	2,298	164,468

Total Air Freight & Logistics		269,664
Airlines – 0.2%
Alaska Air Group, Inc.*	334	11,710
Allegiant Travel Co.*	72	4,562
Delta Air Lines, Inc.*	3,416	31,291
Hawaiian Holdings, Inc.*	538	3,007
JetBlue Airways Corp.*	883	4,230
SkyWest, Inc.	282	2,913
Southwest Airlines Co.	969	8,498
Spirit Airlines, Inc.*	170	2,904
United Continental Holdings, Inc.*	1,204	23,478
US Airways Group, Inc.*(a)	766	8,012

Total Airlines		100,605

Auto Components – 0.5%
American Axle & Manufacturing Holdings, Inc.*	596	$6,717
BorgWarner, Inc.*	336	23,221
Cooper Tire & Rubber Co.	246	4,718
Dana Holding Corp.	232	2,854
Dorman Products, Inc.*	116	3,655
Federal-Mogul Corp.*	631	5,774
Gentex Corp.	164	2,790
Goodyear Tire & Rubber Co. (The)*	814	9,923
Johnson Controls, Inc.	2,248	61,595
Lear Corp.	671	25,357
Superior Industries International, Inc.	139	2,375
Tenneco, Inc.*	165	4,620
TRW Automotive Holdings Corp.*	1,166	50,966
Visteon Corp.*	362	16,094

Total Auto Components		220,659
Automobiles – 1.2%
Ford Motor Co.	25,484	251,272
General Motors Co.*	14,192	322,868
Harley-Davidson, Inc.	509	21,566
Thor Industries, Inc.	174	6,320

Total Automobiles		602,026
Beverages – 1.9%
Beam, Inc.	192	11,048
Boston Beer Co., Inc. (The) Class A*(a)	20	2,239
Brown-Forman Corp. Class B	465	30,341
Coca-Cola Bottling Co. Consolidated	55	3,745
Coca-Cola Co. (The)	11,640	441,505
Coca-Cola Enterprises, Inc.	1,126	35,210
Constellation Brands, Inc. Class A*	1,259	40,729
Dr. Pepper Snapple Group, Inc.	626	27,876
Molson Coors Brewing Co. Class B	690	31,085
Monster Beverage Corp.*	282	15,273
PepsiCo, Inc.	4,202	297,376

Total Beverages		936,427
Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc.*	155	17,732
Amgen, Inc.	3,229	272,269
Biogen Idec, Inc.*	516	77,003
Celgene Corp.*	703	53,709
Cubist Pharmaceuticals, Inc.*	81	3,862
Emergent Biosolutions, Inc.*	119	1,691
Gilead Sciences, Inc.*	3,193	211,792
Momenta Pharmaceuticals, Inc.*	517	7,533
Myriad Genetics, Inc.*	262	7,071
PDL BioPharma, Inc.(a)	1,580	12,150
United Therapeutics Corp.*	159	8,885

Total Biotechnology		673,697
Building Products – 0.1%
A.O. Smith Corp.	131	7,538
Armstrong World Industries, Inc.	71	3,292
Lennox International, Inc.	115	5,561

See Notes to Financial Statements.

12	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

Owens Corning*	462	$15,459
Simpson Manufacturing Co., Inc.	114	3,263

Total Building Products		35,113
Capital Markets – 2.3%
Affiliated Managers Group, Inc.*	74	9,102
American Capital Ltd.*	4,905	55,623
Ameriprise Financial, Inc.	1,155	65,477
Ares Capital Corp.	1,163	19,934
Artio Global Investors, Inc.(a)	577	1,719
Bank of New York Mellon Corp. (The)	5,486	124,093
BlackRock Kelso Capital Corp.	441	4,287
BlackRock, Inc.	576	102,701
Charles Schwab Corp. (The)	3,304	42,258
Cohen & Steers, Inc.(a)	82	2,429
E*TRADE Financial Corp.*	603	5,312
Eaton Vance Corp.	359	10,397
Federated Investors, Inc. Class B(a)	397	8,214
Fifth Street Finance Corp.	267	2,932
Financial Engines, Inc.*(a)	98	2,335
Franklin Resources, Inc.	795	99,431
GAMCO Investors, Inc. Class A	109	5,423
GFI Group, Inc.	491	1,561
Goldman Sachs Group, Inc. (The)	1,793	203,828
Greenhill & Co., Inc.	60	3,105
Janus Capital Group, Inc.	1,215	11,470
Jefferies Group, Inc.	780	10,678
Knight Capital Group, Inc. Class A*	396	1,061
Legg Mason, Inc.	336	8,292
Main Street Capital Corp.(a)	115	3,394
Morgan Stanley	6,448	107,940
Northern Trust Corp.	653	30,309
Prospect Capital Corp.	479	5,518
Raymond James Financial, Inc.	452	16,566
SEI Investments Co.	564	12,098
Solar Capital Ltd.	164	3,759
State Street Corp.	1,793	75,234
Stifel Financial Corp.*	153	5,141
T. Rowe Price Group, Inc.	584	36,967
TD Ameritrade Holding Corp.	1,612	24,776
Triangle Capital Corp.(a)	126	3,233
Waddell & Reed Financial, Inc. Class A	288	9,438

Total Capital Markets		1,136,035
Chemicals – 2.5%
Air Products & Chemicals, Inc.	623	51,522
Airgas, Inc.	175	14,402
Albemarle Corp.	345	18,175
Balchem Corp.	71	2,608
Cabot Corp.	185	6,765
Calgon Carbon Corp.*	151	2,161
Celanese Corp. Series A	572	21,684
CF Industries Holdings, Inc.	424	94,230
Cytec Industries, Inc.	147	9,631
Dow Chemical Co. (The)	4,679	135,504

E.I. du Pont de Nemours & Co.	3,298	$165,790
Eastman Chemical Co.	677	38,596
Ecolab, Inc.	466	30,201
Ferro Corp.*	690	2,367
FMC Corp.	314	17,389
Georgia Gulf Corp.	172	6,230
H.B. Fuller Co.	261	8,007
Huntsman Corp.	708	10,570
Innophos Holdings, Inc.	51	2,473
Innospec, Inc.*	140	4,749
International Flavors & Fragrances, Inc.	260	15,491
Intrepid Potash, Inc.*	154	3,308
Koppers Holdings, Inc.	154	5,379
Kraton Performance Polymers, Inc.*	273	7,125
Kronos Worldwide, Inc.	591	8,830
LSB Industries, Inc.*	102	4,475
Minerals Technologies, Inc.	53	3,759
Monsanto Co.	966	87,925
Mosaic Co. (The)	1,923	110,784
NewMarket Corp.	56	13,803
Olin Corp.	352	7,649
Omnova Solutions, Inc.*	815	6,170
PolyOne Corp.	591	9,793
PPG Industries, Inc.	580	66,607
Praxair, Inc.	618	64,198
Rockwood Holdings, Inc.	343	15,984
RPM International, Inc.	406	11,587
Scotts Miracle-Gro Co. (The) Class A(a)	148	6,434
Sensient Technologies Corp.	156	5,735
Sherwin-Williams Co. (The)	254	37,823
Sigma-Aldrich Corp.	300	21,591
Stepan Co.	57	5,479
TPC Group, Inc.*	121	4,938
Valhi, Inc.	336	4,099
Valspar Corp.	298	16,718
W.R. Grace & Co.*	307	18,138
Westlake Chemical Corp.(a)	311	22,722

Total Chemicals		1,229,598
Commercial Banks – 3.7%
Associated Banc-Corp.	284	3,740
BancFirst Corp.	59	2,535
BancorpSouth, Inc.	265	3,906
Bank of Hawaii Corp.	175	7,983
Bank of the Ozarks, Inc.	178	6,136
BB&T Corp.	1,877	62,241
BOK Financial Corp.	232	13,711
Camden National Corp.	89	3,297
Cathay General Bancorp	228	3,935
CIT Group, Inc.*	470	18,513
City National Corp.	130	6,696
Comerica, Inc.	561	17,419
Commerce Bancshares, Inc.	311	12,543
Community Bank System, Inc.	131	3,693
Community Trust Bancorp, Inc.	89	3,163

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

Cullen/Frost Bankers, Inc.	168	$9,648
CVB Financial Corp.	341	4,072
East West Bancorp, Inc.	400	8,448
Fifth Third Bancorp	4,031	62,521
First Citizens BancShares, Inc. Class A	34	5,539
First Financial Bancorp	196	3,314
First Financial Bankshares, Inc.(a)	101	3,639
First Niagara Financial Group, Inc.	952	7,702
First Republic Bank	404	13,922
FirstMerit Corp.(a)	266	3,918
FNB Corp.	297	3,329
Fulton Financial Corp.	585	5,768
Glacier Bancorp, Inc.	203	3,163
Hancock Holding Co.	94	2,909
Huntington Bancshares, Inc.	3,116	21,500
Iberiabank Corp.	95	4,351
Independent Bank Corp.	79	2,377
International Bancshares Corp.	362	6,896
Investors Bancorp, Inc.*	240	4,378
KeyCorp	5,985	52,309
M&T Bank Corp.	441	41,966
National Penn Bancshares, Inc.	356	3,243
NBT Bancorp, Inc.	126	2,781
Old National Bancorp	246	3,348
Oriental Financial Group, Inc.	186	1,957
Pacific Capital Bancorp NA*	127	5,829
Park National Corp.(a)	57	3,991
PNC Financial Services Group, Inc.	2,552	161,031
Prosperity Bancshares, Inc.	138	5,882
Regions Financial Corp.	1,619	11,673
Republic Bancorp, Inc. Class A	228	5,005
S&T Bancorp, Inc.	97	1,708
Signature Bank*	89	5,970
Simmons First National Corp. Class A	98	2,387
SunTrust Banks, Inc.	1,185	33,500
Susquehanna Bancshares, Inc.	262	2,741
SVB Financial Group*	170	10,278
TCF Financial Corp.	519	6,197
Texas Capital Bancshares, Inc.*	95	4,722
Tompkins Financial Corp.	79	3,201
Trustmark Corp.	204	4,965
U.S. Bancorp	6,847	234,852
UMB Financial Corp.	96	4,673
Umpqua Holdings Corp.	248	3,197
United Bankshares, Inc.	132	3,288
Valley National Bancorp(a)	525	5,260
Webster Financial Corp.	248	5,878
Wells Fargo & Co.	23,179	800,371
Westamerica Bancorp.	75	3,529

Total Commercial Banks		1,782,637
Commercial Services & Supplies – 0.5%
ABM Industries, Inc.	172	3,256
ACCO Brands Corp.*	105	681
Avery Dennison Corp.	421	13,396

Brink’s Co. (The)	207	$5,318
Cintas Corp.	376	15,585
Clean Harbors, Inc.*	88	4,299
Consolidated Graphics, Inc.*	59	1,539
Copart, Inc.*	338	9,373
Corrections Corp. of America	347	11,607
Covanta Holding Corp.	290	4,976
Deluxe Corp.	360	11,002
Encore Capital Group, Inc.*	127	3,589
Ennis, Inc.	232	3,807
Geo Group, Inc. (The)	114	3,154
Herman Miller, Inc.	176	3,421
HNI Corp.	117	2,985
Iron Mountain, Inc.	363	12,382
KAR Auction Services, Inc.*	169	3,336
Knoll, Inc.	232	3,236
McGrath Rentcorp	62	1,618
Mine Safety Appliances Co.	126	4,696
NL Industries, Inc.	185	2,126
Pitney Bowes, Inc.(a)	918	12,687
Portfolio Recovery Associates, Inc.*	52	5,430
R.R. Donnelley & Sons Co.(a)	576	6,106
Republic Services, Inc.	820	22,558
Rollins, Inc.	214	5,005
Stericycle, Inc.*	128	11,587
SYKES Enterprises, Inc.*	202	2,715
Tetra Tech, Inc.*	152	3,992
UniFirst Corp.	101	6,746
United Stationers, Inc.	187	4,866
Waste Connections, Inc.	249	7,532
Waste Management, Inc.	1,324	42,474

Total Commercial Services & Supplies		257,080
Communications Equipment – 1.4%
ADTRAN, Inc.(a)	271	4,683
Arris Group, Inc.*	415	5,308
Aruba Networks, Inc.*(a)	119	2,676
Black Box Corp.	93	2,372
Brocade Communications Systems, Inc.*	816	4,827
Cisco Systems, Inc.	15,282	291,733
Comtech Telecommunications Corp.	89	2,460
EchoStar Corp. Class A*	327	9,372
F5 Networks, Inc.*	92	9,632
Finisar Corp.*	211	3,017
Harris Corp.	622	31,859
InterDigital, Inc.	129	4,809
JDS Uniphase Corp.*	233	2,886
Juniper Networks, Inc.*	1,097	18,770
Loral Space & Communications, Inc.	260	18,486
Motorola Solutions, Inc.	628	31,745
NETGEAR, Inc.*	96	3,662
Plantronics, Inc.	139	4,911
Polycom, Inc.*	278	2,744
QUALCOMM, Inc.	3,274	204,592
Westell Technologies, Inc. Class A*	1,324	2,833

Total Communications Equipment		663,377

See Notes to Financial Statements.

14	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

Computers & Peripherals – 5.1%
Apple, Inc.	2,849	$1,901,024
Dell, Inc.	9,808	96,707
Diebold, Inc.	184	6,203
EMC Corp.*	4,127	112,543
Hewlett-Packard Co.	10,956	186,909
Lexmark International, Inc. Class A	488	10,858
NCR Corp.*	509	11,865
NetApp, Inc.*	706	23,213
QLogic Corp.*	432	4,933
SanDisk Corp.*	1,052	45,688
Synaptics, Inc.*(a)	130	3,123
Western Digital Corp.	1,264	48,955

Total Computers & Peripherals		2,452,021
Construction & Engineering – 0.2%
AECOM Technology Corp.*	490	10,368
EMCOR Group, Inc.	195	5,565
Fluor Corp.	476	26,789
Jacobs Engineering Group, Inc.*	337	13,625
KBR, Inc.	764	22,783
MasTec, Inc.*	326	6,422
Primoris Services Corp.	174	2,271
Quanta Services, Inc.*	301	7,435
Tutor Perini Corp.*	280	3,203
URS Corp.	375	13,241

Total Construction & Engineering		111,702
Construction Materials – 0.0%
Martin Marietta Materials, Inc.(a)	75	6,215
Consumer Finance – 1.3%
American Express Co.	3,709	210,894
Capital One Financial Corp.	3,369	192,067
Cash America International, Inc.	145	5,593
Credit Acceptance Corp.*	113	9,662
DFC Global Corp.*	197	3,378
Discover Financial Services	3,644	144,776
Ezcorp, Inc. Class A*	169	3,875
First Cash Financial Services, Inc.*	81	3,727
Green Dot Corp. Class A*(a)	64	783
Nelnet, Inc. Class A	428	10,161
SLM Corp.	2,110	33,169
World Acceptance Corp.*	78	5,261

Total Consumer Finance		623,346
Containers & Packaging – 0.3%
Aptargroup, Inc.	169	8,739
Ball Corp.	631	26,698
Bemis Co., Inc.	245	7,710
Boise, Inc.	834	7,306
Crown Holdings, Inc.*	491	18,044
Graphic Packaging Holding Co.*	1,059	6,153
Greif, Inc. Class A	207	9,145
Owens-Illinois, Inc.*	415	7,785
Packaging Corp. of America	413	14,992
Rock-Tenn Co. Class A	145	10,466

Sealed Air Corp.	651	$10,064
Silgan Holdings, Inc.	205	8,920
Sonoco Products Co.	299	9,266

Total Containers & Packaging		145,288
Distributors – 0.1%
Core-Mark Holding Co., Inc.	59	2,838
Genuine Parts Co.	439	26,792
LKQ Corp.*	636	11,766
Pool Corp.	189	7,859

Total Distributors		49,255
Diversified Consumer Services – 0.3%
Apollo Group, Inc. Class A*	690	20,045
Bridgepoint Education, Inc.*(a)	347	3,522
Capella Education Co.*	75	2,629
Career Education Corp.*	1,192	4,494
Coinstar, Inc.*(a)	96	4,318
DeVry, Inc.(a)	375	8,535
Education Management Corp.*(a)	472	1,468
H&R Block, Inc.	1,249	21,645
Hillenbrand, Inc.	260	4,729
ITT Educational Services, Inc.*(a)	311	10,024
Lincoln Educational Services Corp.	367	1,541
Matthews International Corp. Class A	92	2,743
Regis Corp.	266	4,889
Service Corp. International	736	9,907
Sotheby’s	260	8,190
Strayer Education, Inc.(a)	54	3,475
Weight Watchers International, Inc.	215	11,352

Total Diversified Consumer Services		123,506
Diversified Financial Services – 4.0%
Bank of America Corp.	18,622	164,432
CBOE Holdings, Inc.	319	9,385
Citigroup, Inc.	17,116	560,036
CME Group, Inc.	1,050	60,165
Gain Capital Holdings, Inc.	481	2,371
Interactive Brokers Group, Inc. Class A	155	2,173
IntercontinentalExchange, Inc.*	177	23,614
JPMorgan Chase & Co.	24,528	992,894
Leucadia National Corp.	2,180	49,595
Moody’s Corp.	835	36,882
MSCI, Inc. Class A*	191	6,836
NASDAQ OMX Group, Inc. (The)	818	19,055
NYSE Euronext	1,059	26,104

Total Diversified Financial Services		1,953,542
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	18,489	697,035
CenturyLink, Inc.	873	35,269
Cincinnati Bell, Inc.*	851	4,851
Frontier Communications Corp.(a)	1,286	6,301
tw telecom, inc.*	253	6,596
Verizon Communications, Inc.	9,424	429,452
Windstream Corp.	1,115	11,273

Total Diversified Telecommunication Services		1,190,777

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

Electric Utilities – 1.7%
ALLETE, Inc.	130	$5,426
American Electric Power Co., Inc.	953	41,875
Cleco Corp.	253	10,621
Duke Energy Corp.	1,879	121,759
Edison International	1,181	53,960
El Paso Electric Co.	153	5,240
Empire District Electric Co. (The)	126	2,715
Entergy Corp.	861	59,667
Exelon Corp.	2,817	100,229
FirstEnergy Corp.	1,089	48,025
Great Plains Energy, Inc.	436	9,705
Hawaiian Electric Industries, Inc.	242	6,367
IDACORP, Inc.	151	6,534
ITC Holdings Corp.	109	8,238
MGE Energy, Inc.	95	5,034
NextEra Energy, Inc.	1,249	87,842
Northeast Utilities	1,003	38,345
NV Energy, Inc.	747	13,454
Pepco Holdings, Inc.(a)	605	11,435
Pinnacle West Capital Corp.	325	17,160
Portland General Electric Co.	208	5,624
PPL Corp.	1,896	55,079
Southern Co. (The)	2,071	95,452
UIL Holdings Corp.	97	3,479
UniSource Energy Corp.	166	6,949
Westar Energy, Inc.	347	10,292

Total Electric Utilities		830,506
Electrical Equipment – 0.5%
Acuity Brands, Inc.	52	3,291
AMETEK, Inc.	590	20,915
AZZ, Inc.	74	2,811
Babcock & Wilcox Co. (The)*	268	6,826
Belden, Inc.	127	4,684
Brady Corp. Class A	233	6,822
Emerson Electric Co.	2,021	97,554
EnerSys*	272	9,599
Franklin Electric Co., Inc.	60	3,629
Generac Holdings, Inc.	100	2,289
General Cable Corp.*	196	5,758
Global Power Equipment Group, Inc.	114	2,108
GrafTech International Ltd.*	490	4,405
Hubbell, Inc. Class B	184	14,856
II-VI, Inc.*	328	6,239
Polypore International, Inc.*(a)	78	2,757
Powell Industries, Inc.*	62	2,398
Regal-Beloit Corp.	156	10,995
Rockwell Automation, Inc.	366	25,455
Roper Industries, Inc.	216	23,736

Total Electrical Equipment		257,127
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. Class A	495	29,146
Anixter International, Inc.	129	7,412

Arrow Electronics, Inc.*	705	$23,766
Avnet, Inc.*	918	26,705
AVX Corp.	700	6,713
Benchmark Electronics, Inc.*	305	4,657
Cognex Corp.	83	2,870
Coherent, Inc.*	72	3,302
Corning, Inc.	9,345	122,887
Dolby Laboratories, Inc. Class A*(a)	381	12,478
FEI Co.	100	5,350
FLIR Systems, Inc.	437	8,729
Ingram Micro, Inc. Class A*	656	9,991
Insight Enterprises, Inc.*	390	6,817
IPG Photonics Corp.*(a)	115	6,589
Jabil Circuit, Inc.	821	15,369
Kemet Corp.*	534	2,350
Littelfuse, Inc.	101	5,711
Molex, Inc.	528	13,876
MTS Systems Corp.	111	5,944
Multi-Fineline Electronix, Inc.*	137	3,089
National Instruments Corp.	207	5,210
Newport Corp.*	194	2,146
Plexus Corp.*	232	7,027
Power-One, Inc.*(a)	1,524	8,534
Rofin-Sinar Technologies, Inc.*	152	2,999
Sanmina-SCI Corp.*	509	4,321
Scansource, Inc.*	168	5,379
SYNNEX Corp.*	189	6,158
Tech Data Corp.*	209	9,468
Trimble Navigation Ltd.*	97	4,623
TTM Technologies, Inc.*	249	2,348
Vishay Intertechnology, Inc.*	1,637	16,092

Total Electronic Equipment, Instruments & Components		398,056
Energy Equipment & Services – 1.1%
Atwood Oceanics, Inc.*	346	15,726
Baker Hughes, Inc.	1,435	64,905
Bristow Group, Inc.	138	6,976
Cameron International Corp.*	527	29,549
CARBO Ceramics, Inc.(a)	51	3,209
Diamond Offshore Drilling, Inc.(a)	774	50,937
Dresser-Rand Group, Inc.*	96	5,291
Dril-Quip, Inc.*	69	4,960
FMC Technologies, Inc.*	364	16,853
Gulfmark Offshore, Inc. Class A*	79	2,610
Halliburton Co.	3,751	126,371
Helix Energy Solutions Group, Inc.*	171	3,124
Helmerich & Payne, Inc.	298	14,188
Lufkin Industries, Inc.	33	1,776
National Oilwell Varco, Inc.	1,201	96,212
Newpark Resources*	366	2,712
Oceaneering International, Inc.	230	12,708
Oil States International, Inc.*	128	10,171
Patterson-UTI Energy, Inc.	610	9,662
RPC, Inc.(a)	916	10,891
SEACOR Holdings, Inc.*	33	2,751

See Notes to Financial Statements.

16	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

Superior Energy Services, Inc.*	360	$7,387
Tidewater, Inc.	97	4,707
Unit Corp.*	148	6,142

Total Energy Equipment & Services		509,818
Food & Staples Retailing – 2.9%
Andersons, Inc. (The)	91	3,427
Casey’s General Stores, Inc.	102	5,828
Costco Wholesale Corp.	774	77,497
CVS Caremark Corp.	4,140	200,459
Harris Teeter Supermarkets, Inc.	146	5,671
Ingles Markets, Inc. Class A	166	2,714
Kroger Co. (The)	2,149	50,587
Pantry, Inc. (The)*	58	844
PriceSmart, Inc.	70	5,300
Safeway, Inc.(a)	1,195	19,228
Spartan Stores, Inc.	71	1,087
SUPERVALU, Inc.(a)	898	2,164
Sysco Corp.	1,766	55,223
United Natural Foods, Inc.*	131	7,657
Walgreen Co.	3,018	109,976
Wal-Mart Stores, Inc.	11,467	846,265
Weis Markets, Inc.	74	3,132
Whole Foods Market, Inc.	250	24,350

Total Food & Staples Retailing		1,421,409
Food Products – 1.5%
Archer-Daniels-Midland Co.	3,240	88,063
B&G Foods, Inc.	100	3,031
Cal-Maine Foods, Inc.	110	4,943
Campbell Soup Co.	1,084	37,745
Chiquita Brands International, Inc.*	195	1,490
ConAgra Foods, Inc.	1,194	32,942
Darling International, Inc.*	641	11,724
Dean Foods Co.*	415	6,785
Diamond Foods, Inc.(a)	72	1,355
Flowers Foods, Inc.	308	6,215
General Mills, Inc.	1,815	72,328
Green Mountain Coffee Roasters, Inc.*(a)	135	3,206
H.J. Heinz Co.	779	43,585
Hershey Co. (The)	490	34,736
Hillshire Brands Co.	119	3,187
Hormel Foods Corp.	736	21,521
Ingredion, Inc.	254	14,011
J&J Snack Foods Corp.	41	2,351
J.M. Smucker Co. (The)	291	25,122
Kellogg Co.	1,045	53,985
Kraft Foods, Inc. Class A*	3,930	162,506
Lancaster Colony Corp.	99	7,252
McCormick & Co., Inc.	368	22,831
Mead Johnson Nutrition Co.	307	22,497
Seneca Foods Corp. Class A*	83	2,478
Smithfield Foods, Inc.*	717	14,089
TreeHouse Foods, Inc.*	81	4,252
Tyson Foods, Inc. Class A	1,694	27,138

Total Food Products		731,368

Gas Utilities – 0.2%
AGL Resources, Inc.	282	$11,537
Atmos Energy Corp.	317	11,345
Laclede Group, Inc. (The)	74	3,182
National Fuel Gas Co.	135	7,295
New Jersey Resources Corp.	100	4,572
Northwest Natural Gas Co.	82	4,038
ONEOK, Inc.	450	21,740
Piedmont Natural Gas Co., Inc.	185	6,009
Questar Corp.	527	10,714
South Jersey Industries, Inc.	110	5,822
Southwest Gas Corp.	145	6,409
UGI Corp.	374	11,874
WGL Holdings, Inc.	157	6,319

Total Gas Utilities		110,856
Health Care Equipment & Supplies – 1.5%
Align Technology, Inc.*	164	6,063
Baxter International, Inc.	1,924	115,940
Becton Dickinson and Co.	716	56,249
Boston Scientific Corp.*	5,180	29,733
C.R. Bard, Inc.	273	28,569
CareFusion Corp.*	511	14,507
Conceptus, Inc.*	245	4,976
CONMED Corp.	114	3,249
Cooper Cos., Inc. (The)	121	11,430
Cyberonics, Inc.*	83	4,351
DENTSPLY International, Inc.	368	14,036
Edwards Lifesciences Corp.*	120	12,884
Greatbatch, Inc.*	95	2,311
Haemonetics Corp.*	55	4,411
Hill-Rom Holdings, Inc.	172	4,998
Hologic, Inc.*	216	4,372
IDEXX Laboratories, Inc.*(a)	99	9,836
Intuitive Surgical, Inc.*	52	25,773
Masimo Corp.*	147	3,554
Medtronic, Inc.	3,856	166,271
NuVasive, Inc.*	242	5,544
ResMed, Inc.	287	11,615
Sirona Dental Systems, Inc.*	102	5,810
St. Jude Medical, Inc.	1,125	47,396
STERIS Corp.	189	6,704
Stryker Corp.	1,107	61,616
Teleflex, Inc.	101	6,953
Thoratec Corp.*	81	2,803
Varian Medical Systems, Inc.*	278	16,769
West Pharmaceutical Services, Inc.	92	4,882
Zimmer Holdings, Inc.	721	48,754

Total Health Care Equipment & Supplies		742,359
Health Care Providers & Services – 2.6%
Aetna, Inc.	2,009	79,556
Amedisys, Inc.*	264	3,646
AMERIGROUP Corp.*	224	20,480
AmerisourceBergen Corp.	870	33,678

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	17

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

Amsurg Corp.*	127	$3,604
Cardinal Health, Inc.	969	37,762
Centene Corp.*	139	5,200
Chemed Corp.	93	6,444
Cigna Corp.	1,435	67,689
Community Health Systems, Inc.*	735	21,418
Coventry Health Care, Inc.	760	31,684
DaVita, Inc.*	252	26,110
Ensign Group, Inc. (The)	127	3,887
Express Scripts Holding Co.*	2,157	135,179
Five Star Quality Care, Inc.*	1,301	6,648
Hanger Orthopedic Group, Inc.*	118	3,367
HCA Holdings, Inc.	1,411	46,916
Health Management Associates, Inc. Class A*	1,216	10,202
Health Net, Inc.*	381	8,576
Healthways, Inc.*	249	2,916
Henry Schein, Inc.*	263	20,848
Humana, Inc.	746	52,332
Kindred Healthcare, Inc.*	221	2,515
Laboratory Corp. of America Holdings*	289	26,724
Landauer, Inc.	21	1,254
LifePoint Hospitals, Inc.*	259	11,080
Magellan Health Services, Inc.*	119	6,142
McKesson Corp.	761	65,469
Mednax, Inc.*	168	12,508
Molina Healthcare, Inc.*	254	6,388
National Healthcare Corp.	38	1,814
Omnicare, Inc.	233	7,915
Owens & Minor, Inc.	174	5,199
Patterson Cos., Inc.	394	13,491
PSS World Medical, Inc.*	154	3,508
Quest Diagnostics, Inc.	539	34,189
Select Medical Holdings Corp.*	653	7,333
Team Health Holdings, Inc.*	134	3,635
Tenet Healthcare Corp.*	1,581	9,913
Triple-S Management Corp. Class B*	208	4,347
UnitedHealth Group, Inc.	4,578	253,667
Universal American Corp.*	553	5,110
Universal Health Services, Inc. Class B	380	17,377
VCA Antech, Inc.*	261	5,149
WellCare Health Plans, Inc.*	154	8,709
WellPoint, Inc.	1,899	110,161

Total Health Care Providers & Services		1,251,739
Health Care Technology – 0.0%
Allscripts Healthcare Solutions, Inc.*	131	1,628
Cerner Corp.*	233	18,037
Quality Systems, Inc.	77	1,428

Total Health Care Technology		21,093
Hotels, Restaurants & Leisure – 1.3%
Ameristar Casinos, Inc.	108	1,922
Bally Technologies, Inc.*	131	6,470
Bob Evans Farms, Inc.	138	5,400
Bravo Brio Restaurant Group, Inc.*	168	2,444

Brinker International, Inc.	300	$10,590
Buffalo Wild Wings, Inc.*	36	3,087
CEC Entertainment, Inc.	118	3,554
Cheesecake Factory, Inc. (The)	98	3,504
Chipotle Mexican Grill, Inc.*	26	8,256
Choice Hotels International, Inc.	153	4,895
Churchill Downs, Inc.	45	2,822
Cracker Barrel Old Country Store, Inc.	131	8,791
Darden Restaurants, Inc.	423	23,582
Domino’s Pizza, Inc.	203	7,653
Einstein Noah Restaurant Group, Inc.	119	2,105
Hyatt Hotels Corp. Class A*	81	3,252
International Game Technology	742	9,713
International Speedway Corp. Class A	168	4,766
Interval Leisure Group, Inc.	172	3,256
Jack In The Box, Inc.*	203	5,706
Las Vegas Sands Corp.	1,063	49,291
Life Time Fitness, Inc.*	110	5,031
Marriott International, Inc. Class A	357	13,959
McDonald’s Corp.	2,397	219,925
Panera Bread Co. Class A*	56	9,570
Papa John’s International, Inc.*	119	6,356
Penn National Gaming, Inc.*	165	7,112
Sonic Corp.*	223	2,290
Speedway Motorsports, Inc.	95	1,463
Starbucks Corp.	1,259	63,894
Starwood Hotels & Resorts Worldwide, Inc.	387	22,431
Texas Roadhouse, Inc.	165	2,822
Vail Resorts, Inc.	32	1,845
WMS Industries, Inc.*	119	1,949
Wyndham Worldwide Corp.	557	29,231
Wynn Resorts Ltd.	186	21,472
Yum! Brands, Inc.	949	62,957

Total Hotels, Restaurants & Leisure		643,366
Household Durables – 0.4%
American Greetings Corp. Class A	284	4,771
Blyth, Inc.	78	2,027
D.R. Horton, Inc.	435	8,978
Harman International Industries, Inc.	151	6,970
Jarden Corp.	303	16,011
La-Z-Boy, Inc.*	262	3,833
Leggett & Platt, Inc.	347	8,692
Lennar Corp. Class A(a)	188	6,537
Mohawk Industries, Inc.*	134	10,723
Newell Rubbermaid, Inc.	1,079	20,598
NVR, Inc.*	14	11,823
Tempur-Pedic International, Inc.*	184	5,500
Toll Brothers, Inc.*	189	6,280
Tupperware Brands Corp.	206	11,040
Whirlpool Corp.	586	48,585

Total Household Durables		172,368
Household Products – 1.7%
Central Garden and Pet Co. Class A*	311	3,757
Church & Dwight Co., Inc.	340	18,357

See Notes to Financial Statements.

18	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

Clorox Co. (The)	362	$26,082
Colgate-Palmolive Co.	1,153	123,625
Energizer Holdings, Inc.	169	12,609
Kimberly-Clark Corp.	1,136	97,446
Procter & Gamble Co. (The)	7,490	519,506
WD-40 Co.	50	2,632

Total Household Products		804,014
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (The)*	663	7,273
NRG Energy, Inc.	794	16,984
Ormat Technologies, Inc.	94	1,762

Total Independent Power Producers & Energy Traders		26,019
Industrial Conglomerates – 2.0%
3M Co.	2,247	207,668
Carlisle Cos., Inc.	154	7,995
Danaher Corp.	1,745	96,237
General Electric Co.	27,532	625,252
Raven Industries, Inc.	74	2,178
Seaboard Corp.*	5	11,300

Total Industrial Conglomerates		950,630
Insurance – 4.1%
Aflac, Inc.	2,876	137,703
Alleghany Corp.*	20	6,899
Allstate Corp. (The)	857	33,946
American Equity Investment Life Holding Co.	289	3,361
American Financial Group, Inc.	444	16,828
American National Insurance Co.	79	5,675
AMERISAFE, Inc.*	134	3,637
AmTrust Financial Services, Inc.	361	9,249
Arthur J. Gallagher & Co.	224	8,024
Assurant, Inc.	551	20,552
Berkshire Hathaway, Inc. Class B*	6,201	546,928
Brown & Brown, Inc.	356	9,281
Chubb Corp. (The)	1,101	83,984
Cincinnati Financial Corp.	177	6,707
CNA Financial Corp.	1,120	30,016
CNO Financial Group, Inc.	2,757	26,605
Crawford & Co. Class B	447	2,239
Employers Holdings, Inc.	176	3,226
Erie Indemnity Co. Class A	117	7,520
FBL Financial Group, Inc. Class A	207	6,872
Fidelity National Financial, Inc. Class A	891	19,058
First American Financial Corp.	499	10,813
Genworth Financial, Inc. Class A*	378	1,977
Hanover Insurance Group, Inc. (The)	63	2,347
Hartford Financial Services Group, Inc.	2,542	49,416
HCC Insurance Holdings, Inc.	440	14,912
Horace Mann Educators Corp.	226	4,093
Infinity Property & Casualty Corp.	72	4,348
Kemper Corp.	157	4,821
Lincoln National Corp.	2,514	60,814
Loews Corp.	1,445	59,621
Markel Corp.*	23	10,545

Marsh & McLennan Cos., Inc.	1,062	$36,034
Meadowbrook Insurance Group, Inc.	206	1,584
Mercury General Corp.	152	5,875
MetLife, Inc.	5,846	201,453
National Western Life Insurance Co. Class A	26	3,725
Navigators Group, Inc. (The)*	45	2,215
Phoenix Cos., Inc. (The)*	81	2,484
Primerica, Inc.	418	11,972
Principal Financial Group, Inc.	1,438	38,740
ProAssurance Corp.	140	12,662
Progressive Corp. (The)	2,272	47,121
Protective Life Corp.	610	15,988
Prudential Financial, Inc.	2,677	145,923
Reinsurance Group of America, Inc.	480	27,778
RLI Corp.	107	7,133
Safety Insurance Group, Inc.	89	4,083
Selective Insurance Group, Inc.	117	2,222
StanCorp Financial Group, Inc.	253	7,904
Symetra Financial Corp.	675	8,302
Torchmark Corp.	532	27,318
Tower Group, Inc.	137	2,656
Travelers Cos., Inc. (The)	1,424	97,202
Universal Insurance Holdings, Inc.	1,039	4,000
Unum Group	1,907	36,653
W.R. Berkley Corp.	523	19,607

Total Insurance		1,982,651
Internet & Catalog Retail – 0.4%
Amazon.com, Inc.*	203	51,627
Expedia, Inc.	379	21,921
HSN, Inc.	93	4,562
Liberty Interactive Corp. Class A*	1,381	25,549
Liberty Ventures*	69	3,425
Netflix, Inc.*(a)	126	6,859
priceline.com, Inc.*	88	54,448
TripAdvisor, Inc.*	379	12,481

Total Internet & Catalog Retail		180,872
Internet Software & Services – 1.5%
Akamai Technologies, Inc.*	280	10,713
Ancestry.com, Inc.*(a)	115	3,459
AOL, Inc.*	174	6,130
Digital River, Inc.*	145	2,416
Earthlink, Inc.	618	4,400
eBay, Inc.*	2,637	127,657
Equinix, Inc.*	18	3,709
Google, Inc. Class A*	681	513,814
IAC/InterActiveCorp	101	5,258
j2 Global, Inc.	128	4,201
Keynote Systems, Inc.	113	1,636
Rackspace Hosting, Inc.*	54	3,569
United Online, Inc.	461	2,545
ValueClick, Inc.*	381	6,549
VeriSign, Inc.*	98	4,772
WebMD Health Corp.*(a)	60	842
Yahoo!, Inc.*	2,919	46,631

Total Internet Software & Services		748,301

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	19

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

IT Services – 3.1%
Acxiom Corp.*	149	$2,722
Alliance Data Systems Corp.*(a)	137	19,447
Automatic Data Processing, Inc.	1,066	62,532
Booz Allen Hamilton Holding Corp.(a)	347	4,806
Broadridge Financial Solutions, Inc.	377	8,795
CACI International, Inc. Class A*	96	4,972
Cardtronics, Inc.*	113	3,365
Cognizant Technology Solutions Corp. Class A*	534	37,337
Computer Sciences Corp.	1,217	39,200
Convergys Corp.	336	5,265
CoreLogic, Inc.*	118	3,130
CSG Systems International, Inc.*	189	4,251
DST Systems, Inc.	233	13,178
Euronet Worldwide, Inc.*	91	1,710
Fidelity National Information Services, Inc.	783	24,445
Fiserv, Inc.*	352	26,058
FleetCor Technologies, Inc.*	150	6,720
Gartner, Inc.*	174	8,020
Global Payments, Inc.	214	8,952
International Business Machines Corp.	3,346	694,128
Jack Henry & Associates, Inc.	242	9,172
Lender Processing Services, Inc.	404	11,268
ManTech International Corp. Class A	178	4,272
Mastercard, Inc. Class A	283	127,769
MAXIMUS, Inc.	114	6,808
NeuStar, Inc. Class A*	229	9,167
Paychex, Inc.	831	27,664
SAIC, Inc.	1,705	20,528
Sapient Corp.*	412	4,392
Syntel, Inc.	154	9,611
TeleTech Holdings, Inc.*	328	5,592
Teradata Corp.*	285	21,492
Total System Services, Inc.	564	13,367
Unisys Corp.*	333	6,933
VeriFone Systems, Inc.*	116	3,231
Visa, Inc. Class A	1,637	219,816
Western Union Co. (The)	2,281	41,560
Wright Express Corp.*	89	6,205

Total IT Services		1,527,880
Leisure Equipment & Products – 0.1%
Hasbro, Inc.(a)	439	16,757
Mattel, Inc.	1,115	39,560
Polaris Industries, Inc.	168	13,586

Total Leisure Equipment & Products		69,903
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	1,192	45,832
Bio-Rad Laboratories, Inc. Class A*	81	8,644
Bruker Corp.*	343	4,490
Charles River Laboratories International, Inc.*	116	4,594
Covance, Inc.*	152	7,097
Illumina, Inc.*(a)	128	6,170
Life Technologies Corp.*	376	18,379

Mettler-Toledo International, Inc.*	60	$10,244
PAREXEL International Corp.*	148	4,553
PerkinElmer, Inc.	379	11,169
Techne Corp.	92	6,618
Thermo Fisher Scientific, Inc.	919	54,065
Waters Corp.*	230	19,166

Total Life Sciences Tools & Services		201,021
Machinery – 2.2%
Actuant Corp. Class A	298	8,529
AGCO Corp.*	362	17,188
Albany International Corp. Class A	108	2,373
Astec Industries, Inc.*	100	3,161
Barnes Group, Inc.	189	4,727
Blount International, Inc.*	166	2,185
Briggs & Stratton Corp.	190	3,547
Caterpillar, Inc.	2,200	189,288
Chart Industries, Inc.*	32	2,363
CLARCOR, Inc.	131	5,847
Crane Co.	135	5,391
Cummins, Inc.	722	66,576
Deere & Co.	1,495	123,323
Donaldson Co., Inc.	316	10,968
Dover Corp.	626	37,241
Eaton Corp.	1,286	60,776
EnPro Industries, Inc.*	99	3,565
ESCO Technologies, Inc.	74	2,875
Flowserve Corp.	166	21,205
Gardner Denver, Inc.	132	7,974
Graco, Inc.	170	8,548
Harsco Corp.	146	2,997
IDEX Corp.	279	11,654
Illinois Tool Works, Inc.	1,755	104,370
ITT Corp.	1,196	24,099
John Bean Technologies Corp.	111	1,813
Joy Global, Inc.	319	17,883
Kaydon Corp.	109	2,435
Kennametal, Inc.	266	9,863
Lincoln Electric Holdings, Inc.	205	8,005
Meritor, Inc.*	552	2,340
Middleby Corp.*	51	5,898
Mueller Industries, Inc.	126	5,729
NACCO Industries, Inc. Class A	55	6,898
Nordson Corp.	191	11,196
Oshkosh Corp.*	671	18,405
PACCAR, Inc.	875	35,022
Pall Corp.	264	16,761
Parker Hannifin Corp.	593	49,563
Robbins & Myers, Inc.	100	5,960
Sauer-Danfoss, Inc.	333	13,390
Snap-On, Inc.	211	15,165
SPX Corp.	133	8,699
Stanley Black & Decker, Inc.	368	28,060
Timken Co. (The)	450	16,722
Toro Co. (The)	192	7,638

See Notes to Financial Statements.

20	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

Trimas Corp.*	133	$3,207
Trinity Industries, Inc.	190	5,694
Valmont Industries, Inc.	89	11,703
WABCO Holdings, Inc.*	311	17,935
Wabtec Corp.	130	10,438
Watts Water Technologies, Inc. Class A	133	5,031
Woodward, Inc.	164	5,573

Total Machinery		1,077,796
Marine – 0.0%
International Shipholding Corp.	102	1,721
Kirby Corp.*	129	7,131
Matson, Inc.	61	1,275

Total Marine		10,127
Media – 3.5%
AMC Networks, Inc. Class A*	88	3,830
Arbitron, Inc.	70	2,653
Belo Corp. Class A	510	3,993
Cablevision Systems Corp. Class A	701	11,111
CBS Corp. Class B	2,025	73,568
Cinemark Holdings, Inc.	428	9,600
Comcast Corp. Class A	6,141	219,664
Cumulus Media, Inc. Class A*	763	2,091
DIRECTV Class A*	2,229	116,933
Discovery Communications, Inc. Class C*	973	54,527
DISH Network Corp. Class A	2,223	68,046
DreamWorks Animation SKG, Inc. Class A*(a)	300	5,769
Entercom Communications Corp. Class A*	518	3,553
Gannett Co., Inc.	1,602	28,435
Harte-Hanks, Inc.	492	3,410
Interpublic Group of Cos., Inc. (The)	1,689	18,782
John Wiley & Sons, Inc. Class A	166	7,628
Madison Square Garden, Inc. Class A*	91	3,665
McGraw-Hill Cos., Inc. (The)	884	48,258
Meredith Corp.(a)	208	7,280
Morningstar, Inc.	78	4,886
News Corp. Class A	7,806	191,481
Omnicom Group, Inc.	802	41,351
Regal Entertainment Group Class A(a)	299	4,207
Scholastic Corp.	175	5,561
Scripps Networks Interactive, Inc. Class A	452	27,676
Sinclair Broadcast Group, Inc. Class A	336	3,766
Sirius XM Radio, Inc.*	5,603	14,568
Time Warner Cable, Inc.	974	92,588
Time Warner, Inc.	3,607	163,505
Valassis Communications, Inc.*	214	5,284
Viacom, Inc. Class B	2,185	117,094
Virgin Media, Inc.(a)	184	5,417
Walt Disney Co. (The)	5,717	298,885
Washington Post Co. (The) Class B(a)	23	8,350
World Wrestling Entertainment, Inc. Class A	242	1,948

Total Media		1,679,363
Metals & Mining – 1.3%
Alcoa, Inc.	4,356	38,551
Allegheny Technologies, Inc.	196	6,252

AMCOL International Corp.	113	$3,828
Carpenter Technology Corp.	83	4,343
Century Aluminum Co.*	320	2,288
Cliffs Natural Resources, Inc.(a)	1,122	43,904
Coeur d’Alene Mines Corp.*	110	3,171
Compass Minerals International, Inc.	88	6,564
Freeport-McMoRan Copper & Gold, Inc.	5,857	231,820
Globe Specialty Metals, Inc.	241	3,668
Hecla Mining Co.	735	4,814
Materion Corp.	97	2,309
Metals USA Holdings Corp.*	210	2,808
Molycorp, Inc.*(a)	102	1,173
Newmont Mining Corp.	1,593	89,224
Noranda Aluminum Holding Corp.	776	5,191
Nucor Corp.	609	23,300
Reliance Steel & Aluminum Co.	278	14,553
Royal Gold, Inc.	40	3,994
Schnitzer Steel Industries, Inc. Class A	101	2,843
Southern Copper Corp.	3,099	106,482
Steel Dynamics, Inc.	795	8,928
Stillwater Mining Co.*	495	5,836
Titanium Metals Corp.(a)	325	4,170
Walter Energy, Inc.	225	7,304
Worthington Industries, Inc.(b)	295	6,390

Total Metals & Mining		633,708
Multiline Retail – 0.8%
Big Lots, Inc.*	279	8,253
Dillard’s, Inc. Class A	197	14,247
Dollar General Corp.*	732	37,727
Dollar Tree, Inc.*	510	24,620
Family Dollar Stores, Inc.	306	20,288
J.C. Penney Co., Inc.(a)	371	9,012
Kohl’s Corp.	1,028	52,654
Macy’s, Inc.	1,555	58,499
Nordstrom, Inc.	611	33,715
Saks, Inc.*(a)	305	3,144
Target Corp.	2,372	150,551

Total Multiline Retail		412,710
Multi-Utilities – 1.2%
Alliant Energy Corp.	326	14,145
Ameren Corp.	783	25,581
Avista Corp.	191	4,916
Black Hills Corp.	81	2,881
CenterPoint Energy, Inc.	1,771	37,722
CH Energy Group, Inc.	79	5,152
CMS Energy Corp.	968	22,796
Consolidated Edison, Inc.	823	49,289
Dominion Resources, Inc.	668	35,364
DTE Energy Co.	625	37,462
Integrys Energy Group, Inc.	183	9,553
MDU Resources Group, Inc.	501	11,042
NiSource, Inc.	802	20,435
NorthWestern Corp.	150	5,435

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

OGE Energy Corp.	300	$16,638
PG&E Corp.	1,245	53,124
Public Service Enterprise Group, Inc.	1,267	40,772
SCANA Corp.	416	20,080
Sempra Energy	1,093	70,488
TECO Energy, Inc.	570	10,112
Vectren Corp.	226	6,464
Wisconsin Energy Corp.	615	23,167
Xcel Energy, Inc.	1,411	39,099

Total Multi-Utilities		561,717
Office Electronics – 0.1%
Xerox Corp.	5,204	38,197
Zebra Technologies Corp. Class A*	164	6,157

Total Office Electronics		44,354
Oil, Gas & Consumable Fuels – 11.5%
Alpha Natural Resources, Inc.*	110	723
Anadarko Petroleum Corp.	336	23,493
Apache Corp.	1,808	156,338
Arch Coal, Inc.	325	2,057
Berry Petroleum Co. Class A	159	6,460
Bill Barrett Corp.*	99	2,452
Cabot Oil & Gas Corp.	112	5,029
Chesapeake Energy Corp.	2,115	39,910
Chevron Corp.	11,117	1,295,798
Cimarex Energy Co.	349	20,434
Clayton Williams Energy, Inc.*	51	2,646
Cloud Peak Energy, Inc.*	311	5,629
Concho Resources, Inc.*	224	21,224
ConocoPhillips	6,098	348,684
Consol Energy, Inc.	606	18,210
Contango Oil & Gas Co.*	62	3,047
Continental Resources, Inc.*	318	24,454
CVR Energy, Inc.*	556	20,433
Delek US Holdings, Inc.	358	9,125
Denbury Resources, Inc.*	1,390	22,462
Devon Energy Corp.	1,478	89,419
Energen Corp.	310	16,247
EOG Resources, Inc.	251	28,125
EQT Corp.	291	17,169
EXCO Resources, Inc.(a)	799	6,400
Exxon Mobil Corp.	22,200	2,030,190
Forest Oil Corp.*	303	2,560
Gulfport Energy Corp.*	133	4,158
Hess Corp.	1,141	61,295
HollyFrontier Corp.	1,337	55,178
Kinder Morgan, Inc.	835	29,659
Marathon Oil Corp.	2,907	85,960
Marathon Petroleum Corp.	3,444	188,008
Murphy Oil Corp.	802	43,059
Newfield Exploration Co.*	526	16,474
Noble Energy, Inc.	379	35,137
Oasis Petroleum, Inc.*	120	3,536
Occidental Petroleum Corp.	2,834	243,894

Peabody Energy Corp.	1,089	$24,274
Phillips 66	3,050	141,429
Pioneer Natural Resources Co.	234	24,430
Plains Exploration & Production Co.*	341	12,777
QEP Resources, Inc.	462	14,627
Rosetta Resources, Inc.*	57	2,730
SandRidge Energy, Inc.*(a)	1,231	8,580
SM Energy Co.	102	5,519
Southwestern Energy Co.*	799	27,789
Spectra Energy Corp.	1,764	51,791
Stone Energy Corp.*	272	6,833
Swift Energy Co.*	111	2,318
Tesoro Corp.	1,029	43,115
Valero Energy Corp.	4,522	143,257
W&T Offshore, Inc.	356	6,686
Western Refining, Inc.	574	15,027
Whiting Petroleum Corp.*	433	20,516
Williams Cos., Inc. (The)	1,193	41,719
World Fuel Services Corp.	227	8,084
WPX Energy, Inc.*	397	6,586

Total Oil, Gas & Consumable Fuels		5,593,163
Paper & Forest Products – 0.2%
Buckeye Technologies, Inc.	191	6,124
Clearwater Paper Corp.*	128	5,288
International Paper Co.	1,853	67,301
KapStone Paper and Packaging Corp.*	319	7,142
MeadWestvaco Corp.	317	9,700
PH Glatfelter Co.	254	4,524
Schweitzer-Mauduit International, Inc.	80	2,639

Total Paper & Forest Products		102,718
Personal Products – 0.2%
Avon Products, Inc.	1,774	28,295
Elizabeth Arden, Inc.*	59	2,787
Estee Lauder Cos., Inc. (The) Class A	686	42,237
Nu Skin Enterprises, Inc. Class A(a)	158	6,135
Revlon, Inc. Class A*	870	13,433
USANA Health Sciences, Inc.*(a)	74	3,439

Total Personal Products		96,326
Pharmaceuticals – 4.7%
Abbott Laboratories	4,744	325,249
Akorn, Inc.*	261	3,450
Allergan, Inc.	442	40,478
Bristol-Myers Squibb Co.	4,565	154,069
DepoMed, Inc.*	783	4,628
Eli Lilly & Co.	5,072	240,464
Endo Pharmaceuticals Holdings, Inc.*	317	10,055
Forest Laboratories, Inc.*	1,564	55,694
Hi-Tech Pharmacal Co., Inc.*	58	1,920
Hospira, Inc.*	574	18,839
Impax Laboratories, Inc.*	279	7,243
Johnson & Johnson	7,942	547,283
Medicines Co. (The)*	308	7,949
Medicis Pharmaceutical Corp. Class A	156	6,750

See Notes to Financial Statements.

22	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

Merck & Co., Inc.	4,941	$222,839
Mylan, Inc.*	1,005	24,522
Par Pharmaceutical Cos., Inc.*	101	5,048
Perrigo Co.	153	17,774
Pfizer, Inc.	22,948	570,258
Questcor Pharmaceuticals, Inc.*(a)	77	1,424
Salix Pharmaceuticals Ltd.*	62	2,625
Viropharma, Inc.*	253	7,646
Watson Pharmaceuticals, Inc.*	175	14,903

Total Pharmaceuticals		2,291,110
Professional Services – 0.2%
Corporate Executive Board Co. (The)	83	4,451
Dun & Bradstreet Corp. (The)	129	10,271
Equifax, Inc.	273	12,716
FTI Consulting, Inc.*	132	3,522
IHS, Inc. Class A*	82	7,983
Insperity, Inc.	145	3,658
Kelly Services, Inc. Class A	177	2,230
Korn/Ferry International*	175	2,683
Manpower, Inc.	248	9,126
Pendrell Corp.*	4,171	4,713
Robert Half International, Inc.	210	5,592
Towers Watson & Co. Class A	130	6,897
Verisk Analytics, Inc. Class A*	250	11,903

Total Professional Services		85,745
Real Estate Investment Trusts (REITs) – 0.7%
Alexander’s, Inc.	12	5,130
Alexandria Real Estate Equities, Inc.	72	5,293
American Tower Corp.	247	17,633
AvalonBay Communities, Inc.	64	8,703
BioMed Realty Trust, Inc.	93	1,741
Boston Properties, Inc.	83	9,181
BRE Properties, Inc.	31	1,454
Digital Realty Trust, Inc.	93	6,496
Entertainment Properties Trust	57	2,533
Equity Lifestyle Properties, Inc.	44	2,997
Equity One, Inc.	194	4,086
Essex Property Trust, Inc.	6	889
Extra Space Storage, Inc.	69	2,294
Federal Realty Investment Trust	74	7,792
Getty Realty Corp.	326	5,852
HCP, Inc.	555	24,686
Health Care REIT, Inc.	88	5,082
Hospitality Properties Trust	115	2,735
Kimco Realty Corp.	339	6,872
Liberty Property Trust	204	7,393
LTC Properties, Inc.	110	3,504
Mack-Cali Realty Corp.	146	3,884
National Health Investors, Inc.	111	5,710
National Retail Properties, Inc.	146	4,453
Omega Healthcare Investors, Inc.	101	2,296
Piedmont Office Realty Trust, Inc. Class A	213	3,693
Plum Creek Timber Co., Inc.	245	10,741

Potlatch Corp.	114	$4,260
PS Business Parks, Inc.	41	2,740
Public Storage	177	24,633
Rayonier, Inc.	348	17,055
Realty Income Corp.	170	6,951
Senior Housing Properties Trust	290	6,316
Simon Property Group, Inc.	288	43,721
SL Green Realty Corp.	343	27,464
Taubman Centers, Inc.	36	2,762
Ventas, Inc.	184	11,454
Vornado Realty Trust	317	25,693
Weyerhaeuser Co.	872	22,794

Total Real Estate Investment Trusts (REITs)		358,966
Real Estate Management & Development – 0.1%
Alexander & Baldwin, Inc.*	61	1,801
CBRE Group, Inc. Class A*	739	13,605
Howard Hughes Corp. (The)*	88	6,253
Jones Lang LaSalle, Inc.	108	8,246

Total Real Estate Management & Development		29,905
Road & Rail – 0.8%
AMERCO	64	6,807
Con-way, Inc.	115	3,148
CSX Corp.	3,706	76,900
Dollar Thrifty Automotive Group, Inc.*(a)	80	6,954
Genesee & Wyoming, Inc. Class A*	94	6,285
Heartland Express, Inc.	186	2,485
Hertz Global Holdings, Inc.*	326	4,476
JB Hunt Transport Services, Inc.	284	14,779
Kansas City Southern	159	12,049
Knight Transportation, Inc.	152	2,174
Landstar System, Inc.	118	5,579
Norfolk Southern Corp.	1,105	70,311
Old Dominion Freight Line, Inc.*	220	6,635
Ryder System, Inc.	99	3,867
Union Pacific Corp.	1,315	156,090
Werner Enterprises, Inc.	156	3,334

Total Road & Rail		381,873
Semiconductors & Semiconductor Equipment – 2.6%
Advanced Energy Industries, Inc.*	251	3,092
Advanced Micro Devices, Inc.*(a)	2,208	7,441
Altera Corp.	1,030	35,005
Amkor Technology, Inc.*(a)	1,531	6,736
Analog Devices, Inc.	1,049	41,110
Applied Materials, Inc.	6,958	77,686
Atmel Corp.*	2,241	11,788
Broadcom Corp. Class A	1,371	47,409
Brooks Automation, Inc.	513	4,119
Cabot Microelectronics Corp.	51	1,792
Cirrus Logic, Inc.*	498	19,118
Cree, Inc.*(a)	112	2,859
Cymer, Inc.*	118	6,025
Cypress Semiconductor Corp.	322	3,452
Diodes, Inc.*	227	3,861

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

Entegris, Inc.*	795	$6,463
Entropic Communications, Inc.*	421	2,450
Fairchild Semiconductor International, Inc.*	640	8,397
First Solar, Inc.*(a)	596	13,198
GT Advanced Technologies, Inc.*(a)	1,321	7,200
Hittite Microwave Corp.*	70	3,883
Integrated Device Technology, Inc.*	463	2,722
Integrated Silicon Solution, Inc.*	266	2,463
Intel Corp.	23,238	527,038
International Rectifier Corp.*	224	3,739
Intersil Corp. Class A	287	2,511
KLA-Tencor Corp.	707	33,727
Kulicke & Soffa Industries, Inc.*	766	7,966
Lam Research Corp.*	1,043	33,152
Lattice Semiconductor Corp.*	379	1,452
Linear Technology Corp.	773	24,620
LSI Corp.*	495	3,421
Maxim Integrated Products, Inc.	836	22,254
Microchip Technology, Inc.(a)	526	17,221
Micron Technology, Inc.*	2,886	17,273
Microsemi Corp.*	139	2,790
MKS Instruments, Inc.	281	7,163
Nanometrics, Inc.*	138	1,906
NVIDIA Corp.*	1,677	22,371
Omnivision Technologies, Inc.*	461	6,433
ON Semiconductor Corp.*	744	4,591
PMC – Sierra, Inc.*	786	4,433
RF Micro Devices, Inc.*	810	3,200
Rubicon Technology, Inc.*(a)	243	2,328
Semtech Corp.*	174	4,376
Silicon Laboratories, Inc.*	54	1,985
Skyworks Solutions, Inc.*	627	14,775
Spansion, Inc. Class A*	225	2,682
Teradyne, Inc.*	967	13,751
Texas Instruments, Inc.	4,183	115,242
TriQuint Semiconductor, Inc.*	545	2,752
Veeco Instruments, Inc.*(a)	474	14,230
Xilinx, Inc.	893	29,835

Total Semiconductors & Semiconductor Equipment		1,267,486
Software – 3.9%
ACI Worldwide, Inc.*	304	12,847
Activision Blizzard, Inc.	2,452	27,659
Adobe Systems, Inc.*	1,371	44,503
ANSYS, Inc.*	168	12,331
Autodesk, Inc.*	348	11,613
BMC Software, Inc.*	488	20,247
CA, Inc.	1,652	42,564
Cadence Design Systems, Inc.*	273	3,512
Citrix Systems, Inc.*	235	17,994
Compuware Corp.*	633	6,273
Ebix, Inc.(a)	151	3,565
Factset Research Systems, Inc.(a)	91	8,774
Fair Isaac Corp.	127	5,621
Fortinet, Inc.*	98	2,366

Informatica Corp.*	133	$4,630
Intuit, Inc.	572	33,679
JDA Software Group, Inc.*	80	2,542
Mentor Graphics Corp.*	253	3,916
MICROS Systems, Inc.*	130	6,386
Microsoft Corp.	37,784	1,125,208
MicroStrategy, Inc. Class A*	25	3,352
Oracle Corp.	12,611	397,120
Parametric Technology Corp.*	159	3,466
Progress Software Corp.*	228	4,877
Red Hat, Inc.*	102	5,808
Rovi Corp.*	108	1,567
Salesforce.com, Inc.*	6	916
SolarWinds, Inc.*	75	4,181
Solera Holdings, Inc.	127	5,571
SS&C Technologies Holdings, Inc.*	127	3,202
Symantec Corp.*(a)	1,956	35,208
Synopsys, Inc.*	343	11,326
TeleCommunication Systems, Inc. Class A*	853	1,842
TeleNav, Inc.*	326	1,946
TIBCO Software, Inc.*	167	5,048
Tyler Technologies, Inc.*	59	2,597
VMware, Inc. Class A*	286	27,668

Total Software		1,911,925
Specialty Retail – 2.4%
Aaron’s, Inc.	222	6,174
Abercrombie & Fitch Co. Class A	170	5,766
Advance Auto Parts, Inc.	245	16,768
Aeropostale, Inc.*	340	4,600
American Eagle Outfitters, Inc.	526	11,088
ANN, Inc.*	154	5,810
Ascena Retail Group, Inc.*	644	13,814
AutoNation, Inc.*(a)	362	15,809
AutoZone, Inc.*	116	42,882
Bed Bath & Beyond, Inc.*	656	41,328
Best Buy Co., Inc.	2,091	35,944
Buckle, Inc. (The)	204	9,268
Cabela’s, Inc.*	148	8,093
CarMax, Inc.*	492	13,924
Cato Corp. (The) Class A	102	3,030
Chico’s FAS, Inc.	553	10,015
Children’s Place Retail Stores, Inc. (The)*	82	4,920
Dick’s Sporting Goods, Inc.	299	15,503
DSW, Inc. Class A	157	10,475
Express, Inc.*	285	4,224
Finish Line, Inc. (The) Class A	211	4,798
Foot Locker, Inc.	378	13,419
GameStop Corp. Class A(a)	802	16,842
Gap, Inc. (The)	2,405	86,051
Genesco, Inc.*	54	3,603
GNC Holdings, Inc. Class A	148	5,768
Group 1 Automotive, Inc.	51	3,072
Guess?, Inc.	423	10,753
hhgregg, Inc.*(a)	148	1,021

See Notes to Financial Statements.

24	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

Hibbett Sports, Inc.*	55	$3,270
Home Depot, Inc. (The)	4,070	245,706
JOS A Bank Clothiers, Inc.*	99	4,799
Lowe’s Cos., Inc.	3,207	96,980
Ltd. Brands, Inc.	896	44,137
Men’s Wearhouse, Inc. (The)	147	5,061
Monro Muffler Brake, Inc.(a)	56	1,971
O’Reilly Automotive, Inc.*	269	22,494
Penske Automotive Group, Inc.	386	11,615
PetSmart, Inc.	267	18,418
Pier 1 Imports, Inc.	537	10,063
RadioShack Corp.(a)	718	1,709
Rent-A-Center, Inc.	205	7,191
Ross Stores, Inc.	622	40,181
Sally Beauty Holdings, Inc.*	493	12,369
Select Comfort Corp.*	224	7,067
Sonic Automotive, Inc. Class A	323	6,130
Staples, Inc.	2,731	31,461
Systemax, Inc.*	300	3,543
Tiffany & Co.	252	15,594
TJX Cos., Inc. (The)	2,092	93,701
Tractor Supply Co.	133	13,152
Ulta Salon Cosmetics & Fragrance, Inc.	50	4,815
Urban Outfitters, Inc.*	356	13,371
Wet Seal, Inc. (The) Class A*	532	1,676
Williams-Sonoma, Inc.	254	11,168

Total Specialty Retail		1,152,404
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.*	134	7,214
Coach, Inc.	646	36,189
Columbia Sportswear Co.	132	7,128
Crocs, Inc.*	303	4,912
Deckers Outdoor Corp.*(a)	90	3,298
Fossil, Inc.*	166	14,060
G-III Apparel Group Ltd.*	102	3,662
Hanesbrands, Inc.*	398	12,688
Iconix Brand Group, Inc.*	305	5,563
Jones Group, Inc. (The)	253	3,256
Maidenform Brands, Inc.*	119	2,437
NIKE, Inc. Class B	1,006	95,479
PVH Corp.	130	12,184
Ralph Lauren Corp.	208	31,456
Steven Madden Ltd.*	172	7,520
True Religion Apparel, Inc.	61	1,301
Under Armour, Inc. Class A*(a)	118	6,588
Vera Bradley, Inc.*(a)	60	1,431
VF Corp.	300	47,808
Warnaco Group, Inc. (The)*	175	9,082
Wolverine World Wide, Inc.	183	8,120

Total Textiles, Apparel & Luxury Goods		321,376
Thrifts & Mortgage Finance – 0.1%
Astoria Financial Corp.	205	2,025
Capitol Federal Financial, Inc.	184	2,201

Dime Community Bancshares, Inc.	135	$1,949
Flushing Financial Corp.	183	2,891
New York Community Bancorp, Inc.(a)	1,588	22,486
Northwest Bancshares, Inc.	324	3,963
Ocwen Financial Corp.*	206	5,647
People’s United Financial, Inc.	450	5,463
Provident Financial Services, Inc.	185	2,921
TFS Financial Corp.*	247	2,240
Washington Federal, Inc.	498	8,307

Total Thrifts & Mortgage Finance		60,093
Tobacco – 1.6%
Altria Group, Inc.	5,515	184,146
Lorillard, Inc.	450	52,402
Philip Morris International, Inc.	4,871	438,098
Reynolds American, Inc.	1,575	68,260
Universal Corp.	136	6,925
Vector Group Ltd.(a)	164	2,721

Total Tobacco		752,552
Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	221	9,156
Beacon Roofing Supply, Inc.*	91	2,594
CAI International, Inc.*	145	2,975
Fastenal Co.(a)	397	17,067
GATX Corp.	129	5,475
Kaman Corp.	95	3,407
MSC Industrial Direct Co. Class A	107	7,218
TAL International Group, Inc.	206	7,000
W.W. Grainger, Inc.	154	32,089
Watsco, Inc.(a)	89	6,745
WESCO International, Inc.*	145	8,294

Total Trading Companies & Distributors		102,020
Water Utilities – 0.1%
American States Water Co.	96	4,265
American Water Works Co., Inc.	437	16,195
Aqua America, Inc.	225	5,571
California Water Service Group	127	2,369

Total Water Utilities		28,400
Wireless Telecommunication Services – 0.1%
Crown Castle International Corp.*	115	7,372
MetroPCS Communications, Inc.*	1,400	16,394
NII Holdings, Inc.*(a)	599	4,702
NTELOS Holdings Corp.	100	1,737
Telephone & Data Systems, Inc.	367	9,399
United States Cellular Corp.*	164	6,417
USA Mobility, Inc.	341	4,048

Total Wireless Telecommunication Services		50,069
TOTAL COMMON STOCKS (Cost: $43,169,394)		48,388,248
EXCHANGE-TRADED FUNDS – 0.1%
WisdomTree LargeCap Growth Fund(b) (Cost: $52,342)	1,470	59,895

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	25

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

September 30, 2012

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
MONEY MARKET FUND – 1.5%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $745,366)(d)	745,366	$745,366
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $43,967,102)(e)		49,193,509
Liabilities in Excess of Other Assets – (1.4)%		(687,275)

NET ASSETS – 100.0%		$48,506,234
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $727,159 and the total market value of the collateral held by the Fund was $745,366.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

26	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 100.5%
COMMON STOCKS – 99.9%
Aerospace & Defense – 2.7%
Boeing Co. (The)	3,004	$209,139
Engility Holdings, Inc.*	144	2,657
General Dynamics Corp.	2,241	148,175
Honeywell International, Inc.	2,831	169,152
L-3 Communications Holdings, Inc.	858	61,527
Lockheed Martin Corp.	2,147	200,487
Northrop Grumman Corp.	1,894	125,818
Precision Castparts Corp.	392	64,029
Raytheon Co.	2,484	141,985
Rockwell Collins, Inc.	654	35,081
Textron, Inc.	970	25,385
TransDigm Group, Inc.*	77	10,924
United Technologies Corp.	3,453	270,335

Total Aerospace & Defense		1,464,694
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	327	19,146
Expeditors International of Washington, Inc.	496	18,035
FedEx Corp.	1,028	86,989
United Parcel Service, Inc. Class B	3,058	218,861

Total Air Freight & Logistics		343,031
Airlines – 0.1%
Delta Air Lines, Inc.*	4,459	40,844
Southwest Airlines Co.	1,135	9,954
United Continental Holdings, Inc.*	1,627	31,727

Total Airlines		82,525
Auto Components – 0.2%
BorgWarner, Inc.*(a)	452	31,238
Johnson Controls, Inc.	2,965	81,241

Total Auto Components		112,479
Automobiles – 1.4%
Ford Motor Co.	34,271	337,912
General Motors Co.*	18,461	419,988
Harley-Davidson, Inc.	687	29,108

Total Automobiles		787,008
Beverages – 2.1%
Beam, Inc.	222	12,774
Brown-Forman Corp. Class B	549	35,822
Coca-Cola Co. (The)	15,016	569,557
Coca-Cola Enterprises, Inc.	1,539	48,124
Dr. Pepper Snapple Group, Inc.	805	35,847
Molson Coors Brewing Co. Class B	873	39,329
Monster Beverage Corp.*	336	18,198
PepsiCo, Inc.	5,377	380,530

Total Beverages		1,140,181
Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc.*	144	16,474
Amgen, Inc.	3,921	330,619
Biogen Idec, Inc.*	585	87,300

Celgene Corp.*	896	$68,454
Gilead Sciences, Inc.*	3,859	255,967

Total Biotechnology		758,814
Capital Markets – 2.2%
Affiliated Managers Group, Inc.*	101	12,423
Ameriprise Financial, Inc.	1,513	85,772
Bank of New York Mellon Corp. (The)	7,380	166,936
BlackRock, Inc.	770	137,291
Charles Schwab Corp. (The)	4,442	56,813
Franklin Resources, Inc.	1,100	137,577
Goldman Sachs Group, Inc. (The)	2,163	245,890
Morgan Stanley	8,660	144,968
Northern Trust Corp.	872	40,474
State Street Corp.	2,227	93,445
T. Rowe Price Group, Inc.	751	47,538
TD Ameritrade Holding Corp.	2,369	36,412

Total Capital Markets		1,205,539
Chemicals – 2.3%
Air Products & Chemicals, Inc.	806	66,656
Airgas, Inc.	209	17,201
Albemarle Corp.	454	23,917
Celanese Corp. Series A	760	28,812
CF Industries Holdings, Inc.	541	120,232
Dow Chemical Co. (The)	6,016	174,223
E.I. du Pont de Nemours & Co.	4,441	223,249
Eastman Chemical Co.	805	45,893
Ecolab, Inc.	529	34,284
FMC Corp.	390	21,598
International Flavors & Fragrances, Inc.	332	19,781
Monsanto Co.	1,278	116,323
Mosaic Co. (The)	2,447	140,972
PPG Industries, Inc.	784	90,034
Praxair, Inc.	765	79,468
Sherwin-Williams Co. (The)	331	49,289
Sigma-Aldrich Corp.	406	29,220
Valhi, Inc.	453	5,527

Total Chemicals		1,286,679
Commercial Banks – 3.6%
BB&T Corp.	2,454	81,375
CIT Group, Inc.*	161	6,342
Comerica, Inc.	815	25,306
Fifth Third Bancorp	4,780	74,138
Huntington Bancshares, Inc.	4,549	31,388
KeyCorp	6,980	61,005
M&T Bank Corp.	575	54,717
PNC Financial Services Group, Inc.	3,236	204,191
Regions Financial Corp.	2,221	16,013
SunTrust Banks, Inc.	1,747	49,388
U.S. Bancorp	9,149	313,811
Wells Fargo & Co.	30,112	1,039,767

Total Commercial Banks		1,957,441

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2012

Investments	Shares	Value

Commercial Services & Supplies – 0.2%
ACCO Brands Corp.*	152	$986
Iron Mountain, Inc.	452	15,418
Republic Services, Inc.	1,059	29,133
Stericycle, Inc.*	146	13,216
Waste Management, Inc.	1,753	56,236

Total Commercial Services & Supplies		114,989
Communications Equipment – 1.3%
Cisco Systems, Inc.	18,959	361,927
F5 Networks, Inc.*	134	14,030
Juniper Networks, Inc.*	1,414	24,194
Motorola Solutions, Inc.	936	47,315
QUALCOMM, Inc.	4,297	268,519

Total Communications Equipment		715,985
Computers & Peripherals – 5.7%
Apple, Inc.	3,679	2,454,850
Dell, Inc.	13,196	130,113
EMC Corp.*	5,437	148,267
Hewlett-Packard Co.	14,274	243,514
NetApp, Inc.*	917	30,151
SanDisk Corp.*	1,337	58,066
Western Digital Corp.	1,447	56,042

Total Computers & Peripherals		3,121,003
Construction & Engineering – 0.2%
Fluor Corp.	620	34,894
Jacobs Engineering Group, Inc.*	476	19,245
KBR, Inc.	981	29,253
Quanta Services, Inc.*	222	5,483

Total Construction & Engineering		88,875
Consumer Finance – 1.4%
American Express Co.	4,915	279,467
Capital One Financial Corp.	4,320	246,283
Discover Financial Services	4,672	185,619
SLM Corp.	2,422	38,074

Total Consumer Finance		749,443
Containers & Packaging – 0.1%
Ball Corp.	783	33,128
Crown Holdings, Inc.*	685	25,174

Total Containers & Packaging		58,302
Distributors – 0.1%
Genuine Parts Co.	540	32,956
LKQ Corp.*	680	12,580

Total Distributors		45,536
Diversified Consumer Services – 0.1%
Apollo Group, Inc. Class A*	786	22,833
H&R Block, Inc.	1,412	24,470

Total Diversified Consumer Services		47,303
Diversified Financial Services – 4.6%
Bank of America Corp.	24,906	219,920
Citigroup, Inc.	22,484	735,676
CME Group, Inc.	1,391	79,704

IntercontinentalExchange, Inc.*	234	$31,218
JPMorgan Chase & Co.	31,805	1,287,466
Leucadia National Corp.	3,206	72,937
Moody’s Corp.	1,039	45,893
NASDAQ OMX Group, Inc. (The)	1,095	25,508
NYSE Euronext	1,314	32,390

Total Diversified Financial Services		2,530,712
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	23,454	884,216
CenturyLink, Inc.	1,055	42,622
Frontier Communications Corp.(a)	1,617	7,923
Verizon Communications, Inc.	12,166	554,404
Windstream Corp.	1,116	11,283

Total Diversified Telecommunication Services		1,500,448
Electric Utilities – 1.6%
American Electric Power Co., Inc.	960	42,182
Duke Energy Corp.	2,300	149,040
Edison International	1,381	63,098
Entergy Corp.	1,101	76,299
Exelon Corp.	3,474	123,605
FirstEnergy Corp.	1,216	53,626
NextEra Energy, Inc.	1,425	100,220
Northeast Utilities	1,181	45,150
Pepco Holdings, Inc.(a)	962	18,182
Pinnacle West Capital Corp.	393	20,750
PPL Corp.	2,506	72,799
Southern Co. (The)	2,517	116,009

Total Electric Utilities		880,960
Electrical Equipment – 0.4%
AMETEK, Inc.	735	26,056
Emerson Electric Co.	2,680	129,364
Rockwell Automation, Inc.	496	34,497
Roper Industries, Inc.	259	28,461

Total Electrical Equipment		218,378
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A	672	39,567
Avnet, Inc.*	1,220	35,490
Corning, Inc.	12,123	159,418
Molex, Inc.	673	17,686
Trimble Navigation Ltd.*	175	8,341

Total Electronic Equipment, Instruments & Components		260,502
Energy Equipment & Services – 1.0%
Baker Hughes, Inc.	2,045	92,495
Cameron International Corp.*	697	39,081
Diamond Offshore Drilling, Inc.(a)	968	63,704
FMC Technologies, Inc.*	473	21,900
Halliburton Co.	4,723	159,118
Helmerich & Payne, Inc.	410	19,520
National Oilwell Varco, Inc.	1,536	123,049
Oceaneering International, Inc.	240	13,260

Total Energy Equipment & Services		532,127

See Notes to Financial Statements.

28	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2012

Investments	Shares	Value

Food & Staples Retailing – 3.2%
Costco Wholesale Corp.	961	$96,220
CVS Caremark Corp.	5,000	242,100
Kroger Co. (The)	2,773	65,276
Safeway, Inc.(a)	1,524	24,521
Sysco Corp.	2,266	70,858
Walgreen Co.	3,899	142,079
Wal-Mart Stores, Inc.	14,647	1,080,949
Whole Foods Market, Inc.	297	28,928

Total Food & Staples Retailing		1,750,931
Food Products – 1.5%
Archer-Daniels-Midland Co.	4,232	115,026
Campbell Soup Co.	1,353	47,112
ConAgra Foods, Inc.	1,512	41,716
General Mills, Inc.	2,332	92,930
Green Mountain Coffee Roasters, Inc.*(a)	251	5,961
H.J. Heinz Co.	994	55,614
Hershey Co. (The)	587	41,613
Hillshire Brands Co.	154	4,124
Hormel Foods Corp.	870	25,439
J.M. Smucker Co. (The)	343	29,611
Kellogg Co.	1,335	68,966
Kraft Foods, Inc. Class A	5,025	207,784
McCormick & Co., Inc.	433	26,863
Mead Johnson Nutrition Co.	401	29,385
Tyson Foods, Inc. Class A	2,062	33,033

Total Food Products		825,177
Gas Utilities – 0.1%
National Fuel Gas Co.	213	11,511
ONEOK, Inc.	478	23,092

Total Gas Utilities		34,603
Health Care Equipment & Supplies – 1.5%
Baxter International, Inc.	2,587	155,893
Becton Dickinson and Co.	983	77,224
Boston Scientific Corp.*	6,869	39,428
C.R. Bard, Inc.	333	34,848
CareFusion Corp.*	680	19,305
DENTSPLY International, Inc.	449	17,125
Edwards Lifesciences Corp.*	181	19,434
Hologic, Inc.*	273	5,526
Intuitive Surgical, Inc.*	60	29,738
Medtronic, Inc.	5,008	215,945
St. Jude Medical, Inc.	1,510	63,616
Stryker Corp.	1,433	79,761
Varian Medical Systems, Inc.*	369	22,258
Zimmer Holdings, Inc.	931	62,954

Total Health Care Equipment & Supplies		843,055
Health Care Providers & Services – 2.3%
Aetna, Inc.	2,473	97,931
AmerisourceBergen Corp.	1,116	43,200
Cardinal Health, Inc.	1,235	48,128
Cigna Corp.	1,822	85,944

Coventry Health Care, Inc.	839	$34,978
DaVita, Inc.*	322	33,363
Express Scripts Holding Co.*	2,733	171,277
HCA Holdings, Inc.	2,105	69,991
Henry Schein, Inc.*	298	23,623
Humana, Inc.	856	60,048
Laboratory Corp. of America Holdings*	375	34,676
McKesson Corp.	961	82,675
Quest Diagnostics, Inc.	640	40,595
UnitedHealth Group, Inc.	5,615	311,127
WellPoint, Inc.	2,323	134,757

Total Health Care Providers & Services		1,272,313
Health Care Technology – 0.0%
Cerner Corp.*	290	22,449
Hotels, Restaurants & Leisure – 1.3%
Chipotle Mexican Grill, Inc.*	31	9,844
Darden Restaurants, Inc.	586	32,670
Hyatt Hotels Corp. Class A*	70	2,811
International Game Technology	1,080	14,137
Las Vegas Sands Corp.	1,595	73,960
Marriott International, Inc. Class A	454	17,751
McDonald’s Corp.	2,949	270,571
Panera Bread Co. Class A*	48	8,203
Starbucks Corp.	1,580	80,185
Starwood Hotels & Resorts Worldwide, Inc.	568	32,921
Wyndham Worldwide Corp.	718	37,681
Wynn Resorts Ltd.	276	31,861
Yum! Brands, Inc.	1,183	78,480

Total Hotels, Restaurants & Leisure		691,075
Household Durables – 0.1%
Newell Rubbermaid, Inc.	1,535	29,303
Household Products – 1.8%
Church & Dwight Co., Inc.	396	21,380
Clorox Co. (The)	453	32,639
Colgate-Palmolive Co.	1,430	153,325
Energizer Holdings, Inc.	206	15,370
Kimberly-Clark Corp.	1,358	116,489
Procter & Gamble Co. (The)	9,518	660,168

Total Household Products		999,371
Independent Power Producers & Energy Traders – 0.0%
AES Corp. (The)	342	3,752
NRG Energy, Inc.	896	19,165

Total Independent Power Producers & Energy Traders		22,917
Industrial Conglomerates – 2.1%
3M Co.	2,906	268,572
Danaher Corp.	2,220	122,433
General Electric Co.	34,877	792,057

Total Industrial Conglomerates		1,183,062
Insurance – 3.8%
Aflac, Inc.	3,812	182,519
Allstate Corp. (The)	541	21,429

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2012

Investments	Shares	Value

Berkshire Hathaway, Inc. Class B*	8,009	$706,394
Chubb Corp. (The)	1,257	95,884
Cincinnati Financial Corp.	206	7,805
CNA Financial Corp.	1,492	39,986
Hartford Financial Services Group, Inc.	3,134	60,925
Lincoln National Corp.	3,432	83,020
Loews Corp.	1,904	78,559
Marsh & McLennan Cos., Inc.	1,382	46,891
MetLife, Inc.	7,533	259,587
Principal Financial Group, Inc.	1,848	49,785
Progressive Corp. (The)	2,837	58,840
Prudential Financial, Inc.	3,193	174,051
Torchmark Corp.	686	35,226
Travelers Cos., Inc. (The)	1,578	107,714
Unum Group	2,533	48,684
W.R. Berkley Corp.	519	19,457

Total Insurance		2,076,756
Internet & Catalog Retail – 0.4%
Amazon.com, Inc.*	231	58,748
Expedia, Inc.	488	28,226
Liberty Interactive Corp. Class A*	2,036	37,666
Liberty Ventures*	100	4,964
priceline.com, Inc.*	116	71,772
TripAdvisor, Inc.*	488	16,070

Total Internet & Catalog Retail		217,446
Internet Software & Services – 1.7%
Akamai Technologies, Inc.*	421	16,108
eBay, Inc.*	3,479	168,418
Equinix, Inc.*	33	6,800
Google, Inc. Class A*	883	666,224
LinkedIn Corp. Class A*	11	1,324
Rackspace Hosting, Inc.*	79	5,221
VeriSign, Inc.*	122	5,940
Yahoo!, Inc.*	3,748	59,874

Total Internet Software & Services		929,909
IT Services – 3.0%
Alliance Data Systems Corp.*(a)	149	21,151
Automatic Data Processing, Inc.	1,336	78,370
Cognizant Technology Solutions Corp. Class A*	718	50,203
Fidelity National Information Services, Inc.	1,005	31,376
Fiserv, Inc.*	449	33,239
International Business Machines Corp.	4,274	886,641
Mastercard, Inc. Class A	344	155,309
Paychex, Inc.	1,010	33,623
Teradata Corp.*	368	27,751
VeriFone Systems, Inc.*	152	4,233
Visa, Inc. Class A	2,022	271,514
Western Union Co. (The)	2,960	53,931

Total IT Services		1,647,341
Leisure Equipment & Products – 0.1%
Hasbro, Inc.(a)	602	22,978
Mattel, Inc.	1,448	51,375

Total Leisure Equipment & Products		74,353

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	1,623	$62,404
Life Technologies Corp.*	476	23,267
Mettler-Toledo International, Inc.*	86	14,684
Thermo Fisher Scientific, Inc.	1,281	75,361
Waters Corp.*	320	26,666

Total Life Sciences Tools & Services		202,382
Machinery – 1.9%
AGCO Corp.*	488	23,170
Caterpillar, Inc.	2,861	246,160
Cummins, Inc.	991	91,380
Deere & Co.	2,002	165,145
Donaldson Co., Inc.	358	12,426
Dover Corp.	810	48,187
Eaton Corp.	1,717	81,145
Flowserve Corp.	233	29,763
Gardner Denver, Inc.	167	10,089
Illinois Tool Works, Inc.	2,287	136,008
Joy Global, Inc.	411	23,041
PACCAR, Inc.	1,239	49,591
Pall Corp.	328	20,825
Parker Hannifin Corp.	793	66,279
Stanley Black & Decker, Inc.	526	40,108

Total Machinery		1,043,317
Media – 3.6%
CBS Corp. Class B	2,733	99,290
Comcast Corp. Class A	7,694	275,214
DIRECTV*	2,914	152,869
Discovery Communications, Inc. Class C*	1,271	71,227
DISH Network Corp. Class A	2,699	82,616
Interpublic Group of Cos., Inc. (The)	2,206	24,531
McGraw-Hill Cos., Inc. (The)	1,092	59,612
News Corp. Class A	9,237	226,584
Omnicom Group, Inc.	1,036	53,416
Scripps Networks Interactive, Inc. Class A	587	35,942
Sirius XM Radio, Inc.*	7,394	19,224
Time Warner Cable, Inc.	1,289	122,532
Time Warner, Inc.	4,585	207,838
Viacom, Inc. Class B	2,751	147,426
Virgin Media, Inc.(a)	233	6,860
Walt Disney Co. (The)	7,573	395,917

Total Media		1,981,098
Metals & Mining – 1.4%
Alcoa, Inc.	6,525	57,746
Allegheny Technologies, Inc.	252	8,039
Cliffs Natural Resources, Inc.(a)	1,580	61,825
Freeport-McMoRan Copper & Gold, Inc.	7,954	314,819
Newmont Mining Corp.	2,055	115,101
Nucor Corp.	848	32,445
Royal Gold, Inc.	49	4,893
Southern Copper Corp.	4,233	145,446
Walter Energy, Inc.	294	9,543

Total Metals & Mining		749,857

See Notes to Financial Statements.

30	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2012

Investments	Shares	Value

Multiline Retail – 0.9%
Dollar General Corp.*	896	$46,180
Dollar Tree, Inc.*	641	30,944
Family Dollar Stores, Inc.	387	25,658
J.C. Penney Co., Inc.(a)	476	11,562
Kohl’s Corp.	1,354	69,352
Macy’s, Inc.	2,049	77,083
Nordstrom, Inc.	798	44,034
Target Corp.	3,063	194,409

Total Multiline Retail		499,222
Multi-Utilities – 1.1%
Alliant Energy Corp.	432	18,745
Ameren Corp.	960	31,363
CenterPoint Energy, Inc.	2,313	49,267
CMS Energy Corp.	1,280	30,144
Consolidated Edison, Inc.	1,053	63,064
Dominion Resources, Inc.	732	38,752
DTE Energy Co.	792	47,473
NiSource, Inc.	950	24,206
OGE Energy Corp.	387	21,463
PG&E Corp.	1,581	67,461
Public Service Enterprise Group, Inc.	1,234	39,710
SCANA Corp.	518	25,004
Sempra Energy	1,476	95,187
Wisconsin Energy Corp.	805	30,324
Xcel Energy, Inc.	1,775	49,185

Total Multi-Utilities		631,348
Office Electronics – 0.1%
Xerox Corp.	7,186	52,745
Oil, Gas & Consumable Fuels – 12.9%
Alpha Natural Resources, Inc.*	145	953
Anadarko Petroleum Corp.	342	23,913
Apache Corp.	2,485	214,878
Cabot Oil & Gas Corp.	102	4,580
Chesapeake Energy Corp.	2,766	52,194
Chevron Corp.	14,377	1,675,783
Cimarex Energy Co.	451	26,406
Concho Resources, Inc.*	292	27,667
ConocoPhillips	8,077	461,843
Consol Energy, Inc.	783	23,529
Continental Resources, Inc.*	410	31,529
Denbury Resources, Inc.*	1,930	31,189
Devon Energy Corp.	1,868	113,014
EOG Resources, Inc.	359	40,226
EQT Corp.	300	17,700
Exxon Mobil Corp.	28,787	2,632,571
Hess Corp.	1,509	81,063
HollyFrontier Corp.	2,020	83,365
Kinder Morgan, Inc.	937	33,282
Marathon Oil Corp.	3,877	114,643
Marathon Petroleum Corp.	4,488	245,000
Murphy Oil Corp.	1,050	56,374
Newfield Exploration Co.*	678	21,235

Noble Energy, Inc.	470	$43,574
Occidental Petroleum Corp.	3,804	327,372
Peabody Energy Corp.	1,506	33,569
Phillips 66	4,037	187,196
Pioneer Natural Resources Co.	324	33,826
Plains Exploration & Production Co.*	439	16,449
QEP Resources, Inc.	634	20,072
SM Energy Co.	145	7,846
Southwestern Energy Co.*	984	34,223
Spectra Energy Corp.	2,260	66,354
Valero Energy Corp.	5,789	183,396
Whiting Petroleum Corp.*	593	28,096
Williams Cos., Inc. (The)	1,781	62,282
WPX Energy, Inc.*	593	9,838

Total Oil, Gas & Consumable Fuels		7,067,030
Paper & Forest Products – 0.2%
International Paper Co.	2,705	98,245
MeadWestvaco Corp.	463	14,168

Total Paper & Forest Products		112,413
Personal Products – 0.2%
Avon Products, Inc.	2,362	37,674
Estee Lauder Cos., Inc. (The) Class A	860	52,950

Total Personal Products		90,624
Pharmaceuticals – 5.2%
Abbott Laboratories	6,038	413,965
Allergan, Inc.	593	54,307
Bristol-Myers Squibb Co.	5,469	184,579
Eli Lilly & Co.	6,196	293,752
Forest Laboratories, Inc.*	2,129	75,814
Hospira, Inc.*	763	25,042
Johnson & Johnson	10,083	694,819
Merck & Co., Inc.	6,607	297,976
Mylan, Inc.*	1,306	31,866
Perrigo Co.	198	23,002
Pfizer, Inc.	29,588	735,262
Watson Pharmaceuticals, Inc.*	215	18,309

Total Pharmaceuticals		2,848,693
Professional Services – 0.1%
Equifax, Inc.	343	15,977
IHS, Inc. Class A*	86	8,372
Towers Watson & Co. Class A	170	9,019
Verisk Analytics, Inc. Class A*	405	19,282

Total Professional Services		52,650
Real Estate Investment Trusts (REITs) – 0.6%
American Tower Corp.	274	19,561
AvalonBay Communities, Inc.	54	7,344
Boston Properties, Inc.	99	10,950
Digital Realty Trust, Inc.	80	5,588
Equity Residential	1	58
Federal Realty Investment Trust	87	9,161
HCP, Inc.	761	33,849
Health Care REIT, Inc.	76	4,389

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2012

Investments	Shares	Value

Kimco Realty Corp.	341	$6,912
Macerich Co. (The)	19	1,087
Plum Creek Timber Co., Inc.	349	15,300
Public Storage	229	31,870
Rayonier, Inc.	401	19,653
Simon Property Group, Inc.	403	61,180
SL Green Realty Corp.	476	38,113
Ventas, Inc.	199	12,388
Vornado Realty Trust	439	35,581
Weyerhaeuser Co.	828	21,644

Total Real Estate Investment Trusts (REITs)		334,628
Real Estate Management & Development – 0.0%
CBRE Group, Inc. Class A*	958	17,637
Road & Rail – 0.8%
CSX Corp.	4,806	99,724
Hertz Global Holdings, Inc.*	408	5,602
JB Hunt Transport Services, Inc.	297	15,456
Kansas City Southern	234	17,733
Norfolk Southern Corp.	1,447	92,073
Union Pacific Corp.	1,689	200,484

Total Road & Rail		431,072
Semiconductors & Semiconductor Equipment – 2.4%
Altera Corp.	1,332	45,268
Analog Devices, Inc.	1,346	52,750
Applied Materials, Inc.	9,680	108,077
Broadcom Corp. Class A	1,801	62,278
Intel Corp.	29,563	670,489
KLA-Tencor Corp.	956	45,606
Lam Research Corp.*	797	25,333
Linear Technology Corp.	1,067	33,984
Maxim Integrated Products, Inc.	1,075	28,616
Microchip Technology, Inc.	613	20,070
Micron Technology, Inc.*	1,185	7,092
NVIDIA Corp.*	2,306	30,762
Texas Instruments, Inc.	5,332	146,897
Xilinx, Inc.	1,062	35,481

Total Semiconductors & Semiconductor Equipment		1,312,703
Software – 4.3%
Activision Blizzard, Inc.	3,303	37,258
Adobe Systems, Inc.*	1,836	59,596
ANSYS, Inc.*	188	13,799
Autodesk, Inc.*	440	14,683
BMC Software, Inc.*	749	31,076
CA, Inc.	2,192	56,477
Citrix Systems, Inc.*	275	21,057
Informatica Corp.*	122	4,247
Intuit, Inc.	698	41,098
Microsoft Corp.	49,018	1,459,756
Nuance Communications, Inc.*	88	2,190
Oracle Corp.	16,249	511,681
Red Hat, Inc.*	157	8,940
Salesforce.com, Inc.*	13	1,985
Symantec Corp.*(a)	2,507	45,126
TIBCO Software, Inc.*	187	5,653

VMware, Inc. Class A*	386	$37,342

Total Software		2,351,964
Specialty Retail – 2.0%
Advance Auto Parts, Inc.	289	19,779
AutoNation, Inc.*	398	17,381
AutoZone, Inc.*	145	53,602
Bed Bath & Beyond, Inc.*	800	50,400
Best Buy Co., Inc.	2,660	45,725
CarMax, Inc.*	772	21,848
Dick’s Sporting Goods, Inc.	334	17,318
Gap, Inc. (The)	2,936	105,050
Home Depot, Inc. (The)	5,114	308,732
Lowe’s Cos., Inc.	3,966	119,932
Ltd. Brands, Inc.	1,115	54,925
O’Reilly Automotive, Inc.*	348	29,100
PetSmart, Inc.	330	22,763
Ross Stores, Inc.	748	48,321
Staples, Inc.	3,594	41,403
Tiffany & Co.	351	21,720
TJX Cos., Inc. (The)	2,386	106,869
Tractor Supply Co.	142	14,042

Total Specialty Retail		1,098,910
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.	837	46,889
Fossil, Inc.*	170	14,399
NIKE, Inc. Class B	1,275	121,010
PVH Corp.	184	17,245
Ralph Lauren Corp.	262	39,622
VF Corp.	364	58,007

Total Textiles, Apparel & Luxury Goods		297,172
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.(a)	2,220	31,435
People’s United Financial, Inc.	898	10,902

Total Thrifts & Mortgage Finance		42,337
Tobacco – 1.7%
Altria Group, Inc.	6,620	221,042
Lorillard, Inc.	539	62,767
Philip Morris International, Inc.	6,110	549,533
Reynolds American, Inc.	1,921	83,256

Total Tobacco		916,598
Trading Companies & Distributors – 0.1%
Fastenal Co.	476	20,463
MSC Industrial Direct Co. Class A	167	11,266
W.W. Grainger, Inc.	197	41,049

Total Trading Companies & Distributors		72,778
Water Utilities – 0.0%
American Water Works Co., Inc.	553	20,494
Wireless Telecommunication Services – 0.0%
Crown Castle International Corp.*	152	9,743
TOTAL COMMON STOCKS (Cost: $49,005,852)		54,860,430

See Notes to Financial Statements.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2012

Investments	Shares	Value

EXCHANGE-TRADED FUNDS – 0.0%
WisdomTree Equity Income Fund(b) (Cost: $92)	2	$95
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
MONEY MARKET FUND – 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $337,301)(d)	337,301	337,301
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $49,343,245)(e)		55,197,826
Liabilities in Excess of Other Assets – (0.5)%		(256,104)

NET ASSETS – 100.0%		$54,941,722
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $329,521 and the total market value of the collateral held by the Fund was $337,301.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 106.6%
COMMON STOCKS – 99.7%
Aerospace & Defense – 1.9%
Alliant Techsystems, Inc.	8,094	$405,590
BE Aerospace, Inc.*	8,257	347,620
Curtiss-Wright Corp.	5,707	186,619
Esterline Technologies Corp.*	4,709	264,363
HEICO Corp.	2,317	89,645
Hexcel Corp.*	7,794	187,212
Huntington Ingalls Industries, Inc.*	9,529	400,694
Moog, Inc. Class A*	4,934	186,851
Spirit AeroSystems Holdings, Inc. Class A*	14,831	329,397
Teledyne Technologies, Inc.*	3,955	250,707
Triumph Group, Inc.	5,581	348,980

Total Aerospace & Defense		2,997,678
Airlines – 0.2%
Alaska Air Group, Inc.*	10,618	372,267
Auto Components – 2.9%
Dana Holding Corp.	9,819	120,774
Federal-Mogul Corp.*	23,026	210,688
Gentex Corp.	8,778	149,314
Goodyear Tire & Rubber Co. (The)*	31,085	378,926
Lear Corp.	22,769	860,440
Tenneco, Inc.*	6,814	190,792
TRW Automotive Holdings Corp.*	44,451	1,942,953
Visteon Corp.*	15,217	676,548

Total Auto Components		4,530,435
Automobiles – 0.2%
Thor Industries, Inc.	6,924	251,480
Beverages – 1.1%
Boston Beer Co., Inc. (The) Class A*(a)	680	76,140
Constellation Brands, Inc. Class A*	50,106	1,620,929

Total Beverages		1,697,069
Biotechnology – 0.4%
Cepheid, Inc.*	316	10,905
Cubist Pharmaceuticals, Inc.*	1,707	81,390
Myriad Genetics, Inc.*	8,030	216,730
United Therapeutics Corp.*	6,750	377,190

Total Biotechnology		686,215
Building Products – 0.5%
A.O. Smith Corp.	3,593	206,741
Armstrong World Industries, Inc.	2,956	137,070
Lennox International, Inc.	4,793	231,789
Owens Corning*	6,073	203,203
Simpson Manufacturing Co., Inc.	1,914	54,779

Total Building Products		833,582
Capital Markets – 4.3%
American Capital Ltd.*	173,907	1,972,105
Ares Capital Corp.	35,823	614,006
Cohen & Steers, Inc.(a)	2,892	85,661
E*TRADE Financial Corp.*	25,667	226,126

Eaton Vance Corp.(a)	14,839	$429,737
Federated Investors, Inc. Class B	16,602	343,495
GAMCO Investors, Inc. Class A	1,956	97,311
Janus Capital Group, Inc.	44,109	416,389
Jefferies Group, Inc.	30,081	411,809
Knight Capital Group, Inc. Class A*	10,711	28,706
Legg Mason, Inc.	15,406	380,220
LPL Financial Holdings, Inc.	654	18,665
Raymond James Financial, Inc.	15,350	562,578
SEI Investments Co.	20,866	447,576
Stifel Financial Corp.*	6,525	219,240
Waddell & Reed Financial, Inc. Class A	11,327	371,186

Total Capital Markets		6,624,810
Chemicals – 3.6%
Balchem Corp.	1,550	56,932
Cabot Corp.	8,537	312,198
Cytec Industries, Inc.	5,624	368,484
Huntsman Corp.	29,704	443,481
Intrepid Potash, Inc.*	6,241	134,057
Kronos Worldwide, Inc.(a)	25,085	374,770
NewMarket Corp.	1,582	389,931
Olin Corp.	7,145	155,261
Rockwood Holdings, Inc.	13,358	622,483
RPM International, Inc.	12,707	362,658
Scotts Miracle-Gro Co. (The) Class A(a)	4,254	184,921
Sensient Technologies Corp.	5,098	187,402
Valspar Corp.	9,090	509,949
W.R. Grace & Co.*	10,114	597,535
Westlake Chemical Corp.(a)	11,970	874,528

Total Chemicals		5,574,590
Commercial Banks – 4.4%
Associated Banc-Corp.	11,933	157,158
Bank of Hawaii Corp.	5,890	268,702
BOK Financial Corp.	7,611	449,810
City National Corp.	5,409	278,618
Commerce Bancshares, Inc.	10,452	421,529
Cullen/Frost Bankers, Inc.	6,305	362,096
East West Bancorp, Inc.	16,768	354,140
First Citizens BancShares, Inc. Class A	904	147,262
First Horizon National Corp.	7,765	74,777
First Niagara Financial Group, Inc.	28,122	227,507
First Republic Bank	17,083	588,680
FirstMerit Corp.(a)	12,423	182,991
FNB Corp.	11,537	129,330
Fulton Financial Corp.	22,171	218,606
Hancock Holding Co.	3,914	121,138
Iberiabank Corp.	1,621	74,242
International Bancshares Corp.	10,138	193,129
Investors Bancorp, Inc.	8,715	158,962
National Penn Bancshares, Inc.	12,722	115,897
Prosperity Bancshares, Inc.	5,423	231,128
Signature Bank*	3,650	244,842
Susquehanna Bancshares, Inc.	9,245	96,703

See Notes to Financial Statements.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2012

Investments	Shares	Value

SVB Financial Group*	5,157	$311,792
TCF Financial Corp.	18,861	225,200
Trustmark Corp.	7,286	177,341
UMB Financial Corp.	4,647	226,216
Umpqua Holdings Corp.	8,964	115,546
United Bankshares, Inc.	4,165	103,750
Valley National Bancorp	19,814	198,536
Webster Financial Corp.	10,507	249,016
Westamerica Bancorp.	3,303	155,406
Zions Bancorp.	299	6,176

Total Commercial Banks		6,866,226
Commercial Services & Supplies – 2.7%
Avery Dennison Corp.	15,903	506,033
Cintas Corp.	12,689	525,959
Clean Harbors, Inc.*	2,803	136,927
Copart, Inc.*	11,135	308,774
Corrections Corp. of America	11,396	381,196
Covanta Holding Corp.	8,074	138,550
Healthcare Services Group, Inc.	3,174	72,589
Herman Miller, Inc.	6,244	121,383
HNI Corp.	2,625	66,964
KAR Auction Services, Inc.*	7,269	143,490
Mine Safety Appliances Co.	2,470	92,057
Pitney Bowes, Inc.(a)	31,878	440,554
Portfolio Recovery Associates, Inc.*	2,140	223,480
R.R. Donnelley & Sons Co.(a)	24,376	258,386
Rollins, Inc.	6,825	159,637
Tetra Tech, Inc.*	6,311	165,727
United Stationers, Inc.	5,467	142,251
Waste Connections, Inc.	7,658	231,654

Total Commercial Services & Supplies		4,115,611
Communications Equipment – 2.4%
Acme Packet, Inc.*(a)	2,193	37,500
ADTRAN, Inc.(a)	7,035	121,565
Arris Group, Inc.*	7,852	100,427
Aruba Networks, Inc.*(a)	5,334	119,935
Brocade Communications Systems, Inc.*	14,596	86,335
EchoStar Corp. Class A*	12,891	369,456
Finisar Corp.*	7,732	110,568
Harris Corp.	23,510	1,204,182
InterDigital, Inc.	3,778	140,844
JDS Uniphase Corp.*	9,926	122,933
Loral Space & Communications, Inc.	9,878	702,326
NETGEAR, Inc.*	3,609	137,647
Plantronics, Inc.	4,911	173,506
Polycom, Inc.*	10,684	105,451
Riverbed Technology, Inc.*	3,640	84,703
Viasat, Inc.*	1,078	40,296

Total Communications Equipment		3,657,674
Computers & Peripherals – 0.7%
Diebold, Inc.	3,367	113,501
Fusion-io, Inc.*(a)	1,052	31,844

Lexmark International, Inc. Class A(a)	15,525	$345,431
NCR Corp.*	19,967	465,431
QLogic Corp.*	14,735	168,274

Total Computers & Peripherals		1,124,481
Construction & Engineering – 0.9%
AECOM Technology Corp.*	21,077	445,989
EMCOR Group, Inc.	7,765	221,613
MasTec, Inc.*	12,565	247,531
URS Corp.	11,894	419,977

Total Construction & Engineering		1,335,110
Construction Materials – 0.1%
Martin Marietta Materials, Inc.(a)	1,803	149,415
Consumer Finance – 0.4%
Cash America International, Inc.	4,447	171,521
Credit Acceptance Corp.*	3,281	280,559
Ezcorp, Inc. Class A*	6,826	156,520
Green Dot Corp. Class A*(a)	2,062	25,218

Total Consumer Finance		633,818
Containers & Packaging – 2.1%
Aptargroup, Inc.	5,654	292,368
Bemis Co., Inc.	11,235	353,566
Graphic Packaging Holding Co.*	44,035	255,843
Greif, Inc. Class A	7,485	330,687
Owens-Illinois, Inc.*	15,806	296,521
Packaging Corp. of America	11,043	400,861
Rock-Tenn Co. Class A	4,095	295,577
Sealed Air Corp.	22,267	344,248
Silgan Holdings, Inc.	6,978	303,613
Sonoco Products Co.	11,259	348,916

Total Containers & Packaging		3,222,200
Distributors – 0.1%
Pool Corp.	3,711	154,303
Diversified Consumer Services – 1.2%
Coinstar, Inc.*	3,596	161,748
DeVry, Inc.(a)	14,038	319,505
Education Management Corp.*(a)	14,200	44,162
Hillenbrand, Inc.	7,477	136,007
ITT Educational Services, Inc.*(a)	9,550	307,796
Service Corp. International	17,759	239,036
Sotheby’s	10,022	315,693
Weight Watchers International, Inc.	7,437	392,674

Total Diversified Consumer Services		1,916,621
Diversified Financial Services – 0.3%
CBOE Holdings, Inc.	8,040	236,537
MSCI, Inc. Class A*	7,404	264,989

Total Diversified Financial Services		501,526
Diversified Telecommunication Services – 0.1%
tw telecom, inc.*	4,717	122,972
Electric Utilities – 2.0%
ALLETE, Inc.	3,586	149,680

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2012

Investments	Shares	Value

Cleco Corp.	7,802	$327,528
El Paso Electric Co.	4,737	162,242
Great Plains Energy, Inc.	13,485	300,176
Hawaiian Electric Industries, Inc.	7,609	200,193
IDACORP, Inc.	6,947	300,597
ITC Holdings Corp.	3,410	257,728
NV Energy, Inc.	21,131	380,569
Portland General Electric Co.	8,552	231,246
UIL Holdings Corp.	3,807	136,519
Unisource Energy Corp.	4,804	201,095
Westar Energy, Inc.	12,315	365,263

Total Electric Utilities		3,012,836
Electrical Equipment – 1.7%
Acuity Brands, Inc.	3,219	203,731
Babcock & Wilcox Co. (The)*	11,311	288,091
Belden, Inc.	4,728	174,369
Brady Corp. Class A	5,450	159,576
EnerSys*	7,748	273,427
Generac Holdings, Inc.	4,248	97,237
General Cable Corp.*	7,484	219,880
GrafTech International Ltd.*	18,798	168,994
Hubbell, Inc. Class B	5,968	481,856
II-VI, Inc.*	7,256	138,009
Polypore International, Inc.*(a)	3,275	115,771
Regal-Beloit Corp.	4,544	320,261

Total Electrical Equipment		2,641,202
Electronic Equipment, Instruments & Components – 3.2%
Anixter International, Inc.	4,830	277,532
Arrow Electronics, Inc.*	26,010	876,797
AVX Corp.	30,302	290,596
Cognex Corp.	3,081	106,541
Coherent, Inc.*	2,633	120,749
Dolby Laboratories, Inc. Class A*(a)	14,679	480,737
FEI Co.	3,775	201,963
FLIR Systems, Inc.	14,481	289,258
Ingram Micro, Inc. Class A*	22,127	336,994
IPG Photonics Corp.*	4,780	273,894
Jabil Circuit, Inc.	30,827	577,082
National Instruments Corp.	6,462	162,649
Tech Data Corp.*	6,900	312,570
Vishay Intertechnology, Inc.*	61,568	605,213

Total Electronic Equipment, Instruments & Components		4,912,575
Energy Equipment & Services – 2.2%
Atwood Oceanics, Inc.*	10,580	480,861
Bristow Group, Inc.	3,365	170,101
CARBO Ceramics, Inc.(a)	1,333	83,872
Dresser-Rand Group, Inc.*	2,906	160,150
Dril-Quip, Inc.*	2,110	151,667
Gulfmark Offshore, Inc. Class A*	1,604	52,996
Helix Energy Solutions Group, Inc.*	7,204	131,617
Key Energy Services, Inc.*	5,440	38,080
Lufkin Industries, Inc.	1,386	74,595
Oil States International, Inc.*	5,740	456,100

Patterson-UTI Energy, Inc.(a)	23,216	$367,741
RPC, Inc.(a)	36,626	435,483
SEACOR Holdings, Inc.*	592	49,349
Superior Energy Services, Inc.*	15,183	311,555
Tidewater, Inc.	2,910	141,222
Unit Corp.*	6,305	261,658

Total Energy Equipment & Services		3,367,047
Food & Staples Retailing – 0.5%
Casey’s General Stores, Inc.	3,009	171,934
Fresh Market, Inc. (The)*	587	35,208
Harris Teeter Supermarkets, Inc.	4,141	160,836
PriceSmart, Inc.	1,425	107,901
SUPERVALU, Inc.(a)	34,494	83,131
United Natural Foods, Inc.*	3,115	182,072

Total Food & Staples Retailing		741,082
Food Products – 1.5%
Darling International, Inc.*	18,700	342,023
Dean Foods Co.*	10,458	170,988
Flowers Foods, Inc.	10,449	210,861
Hain Celestial Group, Inc. (The)*	2,295	144,585
Ingredion, Inc.	9,645	532,018
Lancaster Colony Corp.	2,247	164,593
Smithfield Foods, Inc.*	30,001	589,520
Tootsie Roll Industries, Inc.	2,670	72,037
TreeHouse Foods, Inc.*	2,087	109,567

Total Food Products		2,336,192
Gas Utilities – 1.5%
AGL Resources, Inc.	7,657	313,248
Atmos Energy Corp.	9,378	335,639
New Jersey Resources Corp.	3,180	145,390
Northwest Natural Gas Co.	2,202	108,426
Piedmont Natural Gas Co., Inc.	5,005	162,562
Questar Corp.	17,492	355,612
South Jersey Industries, Inc.	2,277	120,522
Southwest Gas Corp.	4,151	183,474
UGI Corp.	12,790	406,082
WGL Holdings, Inc.	4,195	168,849

Total Gas Utilities		2,299,804
Health Care Equipment & Supplies – 1.8%
Align Technology, Inc.*	3,641	134,608
Cooper Cos., Inc. (The)	3,816	360,459
Haemonetics Corp.*	1,858	149,012
Hill-Rom Holdings, Inc.	7,633	221,815
IDEXX Laboratories, Inc.*	3,200	317,920
Masimo Corp.*	5,231	126,485
ResMed, Inc.	13,926	563,585
Sirona Dental Systems, Inc.*	4,329	246,580
STERIS Corp.	6,689	237,259
Teleflex, Inc.	2,790	192,063
Thoratec Corp.*	3,591	124,249
Volcano Corp.*	762	21,770

See Notes to Financial Statements.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2012

Investments	Shares	Value

West Pharmaceutical Services, Inc.	2,796	$148,384

Total Health Care Equipment & Supplies		2,844,189
Health Care Providers & Services – 3.9%
Accretive Health, Inc.*(a)	1,453	16,215
AMERIGROUP Corp.*	6,742	616,421
Centene Corp.*	4,377	163,744
Community Health Systems, Inc.*	26,576	774,425
Health Management Associates, Inc. Class A*	40,407	339,015
Health Net, Inc.*	10,760	242,208
HMS Holdings Corp.*	2,322	77,624
LifePoint Hospitals, Inc.*	6,826	292,016
Magellan Health Services, Inc.*	4,183	215,885
Mednax, Inc.*	4,895	364,433
Omnicare, Inc.	6,960	236,431
Owens & Minor, Inc.	6,734	201,212
Patterson Cos., Inc.	11,164	382,255
PSS World Medical, Inc.*	4,899	111,599
Select Medical Holdings Corp.*	16,225	182,207
Team Health Holdings, Inc.*	4,829	131,011
Tenet Healthcare Corp.*	66,602	417,594
Universal Health Services, Inc. Class B	14,125	645,936
VCA Antech, Inc.*	9,379	185,048
WellCare Health Plans, Inc.*	6,474	366,105

Total Health Care Providers & Services		5,961,384
Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.*	3,479	43,244
athenahealth, Inc.*(a)	517	47,445
Quality Systems, Inc.	3,435	63,719

Total Health Care Technology		154,408
Hotels, Restaurants & Leisure – 1.1%
Bally Technologies, Inc.*	4,002	197,659
BJ’s Restaurants, Inc.*	966	43,808
Brinker International, Inc.	8,742	308,593
Buffalo Wild Wings, Inc.*	1,195	102,459
Cheesecake Factory, Inc. (The)	4,796	171,457
Choice Hotels International, Inc.	4,532	144,979
Domino’s Pizza, Inc.	4,381	165,164
Life Time Fitness, Inc.*	3,412	156,065
Penn National Gaming, Inc.*	6,903	297,519
Vail Resorts, Inc.	1,105	63,703

Total Hotels, Restaurants & Leisure		1,651,406
Household Durables – 3.2%
D.R. Horton, Inc.	9,223	190,363
Harman International Industries, Inc.	6,377	294,362
Jarden Corp.	12,022	635,242
Leggett & Platt, Inc.	12,398	310,570
Lennar Corp. Class A(a)	5,508	191,513
Mohawk Industries, Inc.*	5,077	406,262
NVR, Inc.*	371	313,309
Tempur-Pedic International, Inc.*	6,168	184,362
Toll Brothers, Inc.*	8,037	267,069
Tupperware Brands Corp.	6,920	370,843

Whirlpool Corp.	22,371	$1,854,780

Total Household Durables		5,018,675
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.	5,960	309,443
Seaboard Corp.*	233	526,610

Total Industrial Conglomerates		836,053
Insurance – 5.5%
Alleghany Corp.*	709	244,562
American Financial Group, Inc.	13,681	518,510
American National Insurance Co.	2,954	212,186
AmTrust Financial Services, Inc.	10,377	265,859
Arthur J. Gallagher & Co.	6,566	235,194
Assurant, Inc.	18,181	678,151
Brown & Brown, Inc.	10,555	275,169
CNO Financial Group, Inc.	104,751	1,010,847
Erie Indemnity Co. Class A	3,736	240,113
Fidelity National Financial, Inc. Class A	30,015	642,021
First American Financial Corp.	10,585	229,377
Genworth Financial, Inc. Class A*	1,351	7,066
Hanover Insurance Group, Inc. (The)	1,158	43,147
HCC Insurance Holdings, Inc.	14,785	501,064
Kemper Corp.	4,156	127,631
Markel Corp.*	753	345,243
Mercury General Corp.	3,670	141,845
Primerica, Inc.	12,643	362,096
ProAssurance Corp.	4,650	420,546
Protective Life Corp.	20,812	545,482
Reinsurance Group of America, Inc.	17,843	1,032,574
RLI Corp.	2,682	178,782
StanCorp Financial Group, Inc.	6,904	215,681

Total Insurance		8,473,146
Internet & Catalog Retail – 0.3%
HomeAway, Inc.*(a)	295	6,918
HSN, Inc.	5,031	246,771
Netflix, Inc.*	4,942	269,042

Total Internet & Catalog Retail		522,731
Internet Software & Services – 0.6%
AOL, Inc.*	6,048	213,071
IAC/InterActiveCorp	4,348	226,357
j2 Global, Inc.	6,498	213,264
ValueClick, Inc.*	8,988	154,504
WebMD Health Corp.*(a)	2,503	35,117

Total Internet Software & Services		842,313
IT Services – 4.4%
Booz Allen Hamilton Holding Corp.(a)	14,709	203,720
Broadridge Financial Solutions, Inc.	11,823	275,831
CACI International, Inc. Class A*	4,245	219,848
Cardtronics, Inc.*	4,101	122,128
Computer Sciences Corp.	46,424	1,495,317
Convergys Corp.	8,829	138,350
CoreLogic, Inc.*	5,387	142,917
DST Systems, Inc.	6,932	392,074

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2012

Investments	Shares	Value

FleetCor Technologies, Inc.*	6,380	$285,824
Gartner, Inc.*	5,353	246,720
Global Payments, Inc.	7,685	321,464
Jack Henry & Associates, Inc.	6,486	245,819
Lender Processing Services, Inc.	17,839	497,530
ManTech International Corp. Class A	6,415	153,960
MAXIMUS, Inc.	3,053	182,325
NeuStar, Inc. Class A*	5,818	232,894
SAIC, Inc.	62,247	749,454
Sapient Corp*.	7,987	85,141
Syntel, Inc.	3,743	233,601
Total System Services, Inc.	15,966	378,394
Wright Express Corp.*	3,312	230,913

Total IT Services		6,834,224
Leisure Equipment & Products – 0.3%
Brunswick Corp.	2,120	47,976
Polaris Industries, Inc.	5,689	460,069

Total Leisure Equipment & Products		508,045
Life Sciences Tools & Services – 1.1%
Bio-Rad Laboratories, Inc. Class A*	3,139	334,994
Bruker Corp.*	10,290	134,696
Charles River Laboratories International, Inc.*	2,541	100,624
Covance, Inc.*	4,724	220,563
Illumina, Inc.*(a)	6,209	299,274
PAREXEL International Corp.*	3,226	99,232
PerkinElmer, Inc.	10,330	304,425
Techne Corp.	2,636	189,634

Total Life Sciences Tools & Services		1,683,442
Machinery – 5.9%
Actuant Corp. Class A	8,837	252,915
Barnes Group, Inc.	4,778	119,498
Chart Industries, Inc.*	1,294	95,562
CLARCOR, Inc.	3,687	164,551
Colfax Corp.*	1,452	53,245
Crane Co.	6,283	250,880
Graco, Inc.	5,398	271,411
Harsco Corp.	2,646	54,322
IDEX Corp.	7,995	333,951
ITT Corp.	48,691	981,124
Kennametal, Inc.	11,292	418,707
Lincoln Electric Holdings, Inc.	8,609	336,181
Middleby Corp.*	1,370	158,427
Mueller Industries, Inc.	3,428	155,871
Nordson Corp.	7,605	445,805
Oshkosh Corp.*	20,493	562,123
Robbins & Myers, Inc.	2,800	166,880
Sauer-Danfoss, Inc.	13,985	562,337
Snap-On, Inc.	7,824	562,311
SPX Corp.	5,476	358,185
Timken Co. (The)	17,980	668,137
Toro Co. (The)	6,000	238,680
Trinity Industries, Inc.	5,549	166,304

Valmont Industries, Inc.	2,758	$362,677
WABCO Holdings, Inc.*	13,189	760,610
Wabtec Corp.	3,845	308,715
Watts Water Technologies, Inc. Class A	2,698	102,065
Woodward, Inc.	5,168	175,609

Total Machinery		9,087,083
Marine – 0.2%
Kirby Corp.*	3,911	216,200
Matson, Inc.	1,545	32,306

Total Marine		248,506
Media – 2.2%
AMC Networks, Inc. Class A*	5,420	235,878
Cablevision Systems Corp. Class A	27,134	430,074
Cinemark Holdings, Inc.	11,893	266,760
Clear Channel Outdoor Holdings, Inc. Class A	2,660	15,907
DreamWorks Animation SKG, Inc. Class A*(a)	12,577	241,856
Gannett Co., Inc.	61,001	1,082,768
John Wiley & Sons, Inc. Class A	6,186	284,247
Madison Square Garden, Inc. Class A*	4,307	173,443
Meredith Corp.(a)	6,252	218,820
Morningstar, Inc.	2,477	155,159
Regal Entertainment Group Class A(a)	5,802	81,634
Washington Post Co. (The) Class B(a)	732	265,738

Total Media		3,452,284
Metals & Mining – 1.6%
Allied Nevada Gold Corp.*	1,266	49,450
Carpenter Technology Corp.	3,526	184,480
Coeur d’Alene Mines Corp.*	4,656	134,232
Compass Minerals International, Inc.	3,459	258,007
Hecla Mining Co.	31,106	203,744
Molycorp, Inc.*(a)	4,383	50,404
Reliance Steel & Aluminum Co.	10,392	544,021
Schnitzer Steel Industries, Inc. Class A	3,877	109,138
Steel Dynamics, Inc.	31,012	348,265
Stillwater Mining Co.*	19,408	228,820
Titanium Metals Corp.(a)	10,366	132,996
United States Steel Corp.(a)	2,894	55,189
Worthington Industries, Inc.	9,571	207,308

Total Metals & Mining		2,506,054
Multiline Retail – 0.6%
Big Lots, Inc.*	8,859	262,049
Dillard’s, Inc. Class A	7,464	539,797
Saks, Inc.*(a)	11,006	113,472

Total Multiline Retail		915,318
Multi-Utilities – 1.2%
Avista Corp.	6,639	170,888
Black Hills Corp.	2,770	98,529
Integrys Energy Group, Inc.	7,885	411,597
MDU Resources Group, Inc.	16,485	363,329
NorthWestern Corp.	3,549	128,580
TECO Energy, Inc.	21,783	386,431

See Notes to Financial Statements.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2012

Investments	Shares	Value

Vectren Corp.	7,684	$219,762

Total Multi-Utilities		1,779,116
Office Electronics – 0.1%
Zebra Technologies Corp. Class A*	5,173	194,194
Oil, Gas & Consumable Fuels – 3.7%
Arch Coal, Inc.(a)	13,159	83,296
Berry Petroleum Co. Class A	6,806	276,528
Bill Barrett Corp.*	2,710	67,127
Cloud Peak Energy, Inc.*	12,351	223,553
CVR Energy, Inc.*	22,817	838,525
Energen Corp.	10,567	553,816
EXCO Resources, Inc.(a)	21,400	171,414
Forest Oil Corp.*	13,383	113,086
Gulfport Energy Corp.*	4,891	152,893
Northern Oil and Gas, Inc.*	2,608	44,310
Oasis Petroleum, Inc.*	5,042	148,588
Rosetta Resources, Inc.*	2,456	117,642
SandRidge Energy, Inc.*(a)	51,533	359,185
Stone Energy Corp.*	10,767	270,467
Swift Energy Co.*	4,100	85,608
Targa Resources Corp.	487	24,516
Tesoro Corp.	43,313	1,814,815
W&T Offshore, Inc.	11,214	210,599
World Fuel Services Corp.	6,655	236,984

Total Oil, Gas & Consumable Fuels		5,792,952
Paper & Forest Products – 0.1%
Buckeye Technologies, Inc.	4,673	149,816
Personal Products – 0.1%
Nu Skin Enterprises, Inc. Class A(a)	5,229	203,042
Pharmaceuticals – 0.8%
Endo Pharmaceuticals Holdings, Inc.*	9,056	287,256
Impax Laboratories, Inc.*	4,923	127,801
Medicis Pharmaceutical Corp. Class A	4,886	211,417
Par Pharmaceutical Cos., Inc.*	4,021	200,970
Questcor Pharmaceuticals, Inc.(a)	1,952	36,112
Salix Pharmaceuticals Ltd.*	2,706	114,572
Viropharma, Inc.*	6,788	205,134

Total Pharmaceuticals		1,183,262
Professional Services – 0.8%
Acacia Research Corp.*	870	23,847
Corporate Executive Board Co. (The)	1,835	98,411
CoStar Group, Inc.*	248	20,222
Dun & Bradstreet Corp. (The)	5,543	441,334
FTI Consulting, Inc.*	2,668	71,182
Manpower, Inc.	9,579	352,507
Robert Half International, Inc.	7,167	190,857

Total Professional Services		1,198,360
Real Estate Investment Trusts (REITs) – 1.7%
Alexander’s, Inc.	325	138,934
Alexandria Real Estate Equities, Inc.	3,718	273,347
American Campus Communities, Inc.	1,335	58,580

BioMed Realty Trust, Inc.	1,682	$31,487
BRE Properties, Inc.	532	24,945
Camden Property Trust	208	13,414
CBL & Associates Properties, Inc.	1,260	26,888
DuPont Fabros Technology, Inc.	2,600	65,650
Entertainment Properties Trust	2,303	102,322
Equity Lifestyle Properties, Inc.	765	52,112
Equity One, Inc.	1,341	28,241
Essex Property Trust, Inc.	300	44,472
Extra Space Storage, Inc.	2,836	94,297
Highwoods Properties, Inc.	1,546	50,431
Home Properties, Inc.	788	48,281
Hospitality Properties Trust	2,193	52,150
Liberty Property Trust	6,009	217,766
Mack-Cali Realty Corp.	3,617	96,212
Mid-America Apartment Communities, Inc.	794	51,856
National Retail Properties, Inc.	4,259	129,900
Omega Healthcare Investors, Inc.	2,475	56,257
Piedmont Office Realty Trust, Inc. Class A	8,884	154,049
Post Properties, Inc.	619	29,687
Potlatch Corp.	2,162	80,794
PS Business Parks, Inc.	1,346	89,940
Realty Income Corp.	5,295	216,513
Senior Housing Properties Trust	10,165	221,394
Tanger Factory Outlet Centers, Inc.	2,086	67,440
Taubman Centers, Inc.	1,500	115,095
Washington Real Estate Investment Trust	660	17,701

Total Real Estate Investment Trusts (REITs)		2,650,155
Real Estate Management & Development – 0.4%
Alexander & Baldwin, Inc.*	1,545	45,624
Howard Hughes Corp. (The)*	3,590	255,070
Jones Lang LaSalle, Inc.	4,223	322,426
St Joe Co. (The)*(a)	983	19,168

Total Real Estate Management & Development		642,288
Road & Rail – 1.1%
AMERCO	3,266	347,372
Avis Budget Group, Inc.*	2,875	44,217
Con-way, Inc.	4,202	115,009
Dollar Thrifty Automotive Group, Inc.*	2,442	212,283
Genesee & Wyoming, Inc. Class A*	2,555	170,827
Heartland Express, Inc.	5,885	78,624
Knight Transportation, Inc.	5,688	81,338
Landstar System, Inc.	3,393	160,421
Old Dominion Freight Line, Inc.*	7,000	211,120
Ryder System, Inc.	4,200	164,052
Swift Transportation Co.*	917	7,905
Werner Enterprises, Inc.	5,700	121,809

Total Road & Rail		1,714,977
Semiconductors & Semiconductor Equipment – 2.9%
Advanced Micro Devices, Inc.*(a)	91,847	309,524
Atmel Corp.*	89,116	468,750
Cavium, Inc.*	2,423	80,759

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2012

Investments	Shares	Value

Cree, Inc.*(a)	6,741	$172,098
Cymer, Inc.*	3,254	166,149
Cypress Semiconductor Corp.	13,403	143,680
Fairchild Semiconductor International, Inc.*	22,511	295,344
First Solar, Inc.*(a)	23,687	524,549
Hittite Microwave Corp.*	2,594	143,889
International Rectifier Corp.*	11,276	188,196
Intersil Corp. Class A	10,370	90,738
LSI Corp.*	13,796	95,330
Microsemi Corp.*	4,681	93,948
MKS Instruments, Inc.	8,137	207,412
ON Semiconductor Corp.*	18,876	116,465
PMC – Sierra, Inc.*	12,198	68,797
RF Micro Devices, Inc.*	24,870	98,237
Semtech Corp.*	6,486	163,123
Silicon Laboratories, Inc.*	1,338	49,185
Skyworks Solutions, Inc.*	24,163	569,401
Teradyne, Inc.*	31,537	448,456

Total Semiconductors & Semiconductor Equipment		4,494,030
Software – 1.7%
Advent Software, Inc.*	1,813	44,545
Aspen Technology, Inc.*	1,136	29,366
Blackbaud, Inc.	1,779	42,554
Cadence Design Systems, Inc.*	3,600	46,314
CommVault Systems, Inc.*	877	51,480
Compuware Corp.*	20,392	202,085
Factset Research Systems, Inc.(a)	2,904	280,004
Fair Isaac Corp.	3,009	133,178
Fortinet, Inc.*	4,142	99,988
JDA Software Group, Inc.*	2,951	93,783
Mentor Graphics Corp.*	9,285	143,732
MICROS Systems, Inc.*	5,073	249,186
MicroStrategy, Inc. Class A*	252	33,786
Parametric Technology Corp.*	6,725	146,605
Progress Software Corp.*	5,092	108,918
QLIK Technologies, Inc.*	317	7,104
Rovi Corp.*	4,638	67,297
SolarWinds, Inc.*	3,217	179,315
Solera Holdings, Inc.	5,236	229,703
SS&C Technologies Holdings, Inc.*	4,316	108,806
Synopsys, Inc.*	11,451	378,112
Ultimate Software Group, Inc.*	86	8,780

Total Software		2,684,641
Specialty Retail – 5.1%
Aaron’s, Inc.	8,008	222,702
Abercrombie & Fitch Co. Class A	6,452	218,852
Aeropostale, Inc.*	9,708	131,349
American Eagle Outfitters, Inc.	15,223	320,901
ANN, Inc.*	5,736	216,419
Ascena Retail Group, Inc.*	18,569	398,305
Buckle, Inc. (The)	5,641	256,271
Cabela’s, Inc.*	8,708	476,153
Chico’s FAS, Inc.	19,219	348,056

Children’s Place Retail Stores, Inc. (The)*	2,362	$141,720
DSW, Inc. Class A	4,448	296,771
Express, Inc.*	8,755	129,749
Foot Locker, Inc.	16,330	579,715
GameStop Corp. Class A(a)	25,471	534,891
Genesco, Inc.*	1,916	127,855
GNC Holdings, Inc. Class A	6,290	245,121
Guess?, Inc.	15,510	394,264
Hibbett Sports, Inc.*	1,924	114,382
JOS A Bank Clothiers, Inc.*	2,861	138,701
Men’s Wearhouse, Inc. (The)	4,500	154,935
Monro Muffler Brake, Inc.(a)	1,973	69,430
Penske Automotive Group, Inc.	12,472	375,283
Pier 1 Imports, Inc.	12,550	235,187
Rent-A-Center, Inc.	6,326	221,916
Sally Beauty Holdings, Inc.*	16,296	408,867
Ulta Salon Cosmetics & Fragrance, Inc.	2,058	198,196
Urban Outfitters, Inc.*	12,083	453,837
Williams-Sonoma, Inc.	9,107	400,435

Total Specialty Retail		7,810,263
Textiles, Apparel & Luxury Goods – 1.5%
Carter’s, Inc.*	4,304	231,727
Columbia Sportswear Co.	2,917	157,518
Crocs, Inc.*	11,362	184,178
Deckers Outdoor Corp.*(a)	2,463	90,244
Hanesbrands, Inc.*	16,721	533,066
Iconix Brand Group, Inc.*	10,837	197,667
Steven Madden Ltd.*	4,177	182,618
Under Armour, Inc. Class A*(a)	3,515	196,243
Vera Bradley, Inc.*(a)	2,111	50,347
Warnaco Group, Inc. (The)*	5,062	262,718
Wolverine World Wide, Inc.	5,618	249,271

Total Textiles, Apparel & Luxury Goods		2,335,597
Thrifts & Mortgage Finance – 0.5%
BankUnited, Inc.	3,456	85,052
Capitol Federal Financial, Inc.	5,101	61,008
Northwest Bancshares, Inc.	8,149	99,662
Ocwen Financial Corp.*	8,721	239,043
TFS Financial Corp.*	1,555	14,104
Washington Federal, Inc.	14,759	246,180

Total Thrifts & Mortgage Finance		745,049
Tobacco – 0.0%
Vector Group Ltd.	3,750	62,212
Trading Companies & Distributors – 0.6%
Air Lease Corp.*	1,660	33,864
Applied Industrial Technologies, Inc.	4,654	192,815
GATX Corp.	3,546	150,493
United Rentals, Inc.*	3,241	106,013
Watsco, Inc.(a)	1,963	148,776
WESCO International, Inc.*	5,401	308,937

Total Trading Companies & Distributors		940,898

See Notes to Financial Statements.

40	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2012

Investments	Shares	Value

Water Utilities – 0.2%
Aqua America, Inc.	9,949	$246,337
Wireless Telecommunication Services – 0.8%
MetroPCS Communications, Inc.*	40,764	477,347
NII Holdings, Inc.*(a)	23,213	182,222
Telephone & Data Systems, Inc.	13,063	334,543
United States Cellular Corp.*	6,208	242,919

Total Wireless Telecommunication Services		1,237,031
TOTAL COMMON STOCKS (Cost: $138,672,174)		154,282,302
EXCHANGE-TRADED FUND – 0.1%
WisdomTree MidCap Dividend Fund(b) (Cost: $113,641)	2,527	143,685
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.8%
MONEY MARKET FUND – 6.8%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $10,508,992)(d)	10,508,992	10,508,992
TOTAL INVESTMENTS IN SECURITIES – 106.6% (Cost: $149,294,807)(e)		164,934,979
Liabilities in Excess of Other Assets – (6.6)%		(10,166,336)

NET ASSETS – 100.0%		$154,768,643
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $10,225,766 and the total market value of the collateral held by the Fund was $10,508,992.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	41

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 109.1%
COMMON STOCKS – 99.8%
Aerospace & Defense – 1.4%
AAR Corp.	17,322	$284,427
Aerovironment, Inc.*	3,922	92,049
American Science & Engineering, Inc.	2,037	133,648
Astronics Corp.*	2,399	73,889
Ceradyne, Inc.	12,068	294,821
Cubic Corp.	8,471	424,058
DigitalGlobe, Inc.*	329	6,708
Ducommun, Inc.*	1,823	24,793
GenCorp, Inc.*	2,241	21,267
GeoEye, Inc.*	9,092	240,302
KEYW Holding Corp. (The)*(a)	757	9,463
LMI Aerospace, Inc.*	3,308	67,616
National Presto Industries, Inc.	2,595	189,124
Orbital Sciences Corp.*	17,940	261,206

Total Aerospace & Defense		2,123,371
Air Freight & Logistics – 0.8%
Air Transport Services Group, Inc.*	19,791	87,081
Atlas Air Worldwide Holdings, Inc.*	12,087	624,052
Forward Air Corp.	5,915	179,875
HUB Group, Inc. Class A*	7,224	214,408
Pacer International, Inc.*	7,865	31,303
Park-Ohio Holdings Corp.*	2,511	54,413

Total Air Freight & Logistics		1,191,132
Airlines – 1.0%
Allegiant Travel Co.*	4,064	257,495
Hawaiian Holdings, Inc.*	34,014	190,138
JetBlue Airways Corp.*	57,363	274,769
SkyWest, Inc.	5,995	61,928
Spirit Airlines, Inc.*	16,443	280,847
US Airways Group, Inc.*(a)	42,056	439,906

Total Airlines		1,505,083
Auto Components – 1.7%
American Axle & Manufacturing Holdings, Inc.*	72,953	822,180
Cooper Tire & Rubber Co.	31,048	595,501
Dorman Products, Inc.*(a)	10,917	343,995
Drew Industries, Inc.*	5,381	162,560
Exide Technologies*	32,057	99,377
Fuel Systems Solutions, Inc.*(a)	1,197	20,576
Modine Manufacturing Co.*	12,549	92,612
Spartan Motors, Inc.	3,084	15,420
Standard Motor Products, Inc.	6,989	128,737
Stoneridge, Inc.*	6,573	32,668
Superior Industries International, Inc.	13,200	225,588

Total Auto Components		2,539,214
Automobiles – 0.0%
Winnebago Industries, Inc.*	1,976	24,957
Beverages – 0.2%
Coca-Cola Bottling Co. Consolidated	2,579	175,630
National Beverage Corp.*	10,758	163,091

Total Beverages		338,721

Biotechnology – 1.9%
Acorda Therapeutics, Inc.*	4,140	$106,025
Astex Pharmaceuticals*	31,326	96,171
Aveo Pharmaceuticals, Inc.*(a)	11,887	123,744
Emergent Biosolutions, Inc.*	5,169	73,451
Exelixis, Inc.*(a)	8,544	41,182
Genomic Health, Inc.*	1,090	37,812
Ligand Pharmaceuticals, Inc. Class B*	1,227	21,043
Maxygen, Inc.	13,214	34,885
Momenta Pharmaceuticals, Inc.*	57,670	840,252
Neurocrine Biosciences, Inc.*	18,324	146,226
Osiris Therapeutics, Inc.*(a)	12,500	138,125
PDL BioPharma, Inc.(a)	130,411	1,002,861
Progenics Pharmaceuticals, Inc.*	1,214	3,484
Sciclone Pharmaceuticals, Inc.*	17,777	98,662
SIGA Technologies, Inc.*(a)	9,912	31,718
Spectrum Pharmaceuticals, Inc.*(a)	13,487	157,798

Total Biotechnology		2,953,439
Building Products – 0.2%
AAON, Inc.	3,809	74,999
Ameresco, Inc. Class A*	12,091	142,795
Gibraltar Industries, Inc.*	725	9,294
Quanex Building Products Corp.	3,664	69,030
Trex Co., Inc.*	1,110	37,873
Universal Forest Products, Inc.	1,003	41,665

Total Building Products		375,656
Capital Markets – 3.1%
Arlington Asset Investment Corp. Class A	3,091	73,751
Artio Global Investors, Inc.(a)	60,176	179,324
BGC Partners, Inc. Class A	20,548	100,685
BlackRock Kelso Capital Corp.	35,153	341,687
Calamos Asset Management, Inc. Class A	6,912	80,456
Diamond Hill Investment Group, Inc.	815	62,494
Duff & Phelps Corp. Class A	4,781	65,069
Epoch Holding Corp.	4,256	98,314
Evercore Partners, Inc. Class A	1,619	43,713
Fidus Investment Corp.	706	11,790
Fifth Street Finance Corp.	25,869	284,042
Financial Engines, Inc.*(a)	3,432	81,785
FXCM, Inc. Class A	3,833	36,605
GFI Group, Inc.	24,558	78,094
Gladstone Investment Corp.	20,110	157,260
Golub Capital BDC, Inc.	6,382	101,474
Greenhill & Co., Inc.(a)	3,389	175,381
Hercules Technology Growth Capital, Inc.	17,884	196,903
HFF, Inc. Class A*	12,206	181,869
Horizon Technology Finance Corp.	2,743	44,327
INTL FCStone, Inc.*	4,638	88,400
JMP Group, Inc.	4,056	22,267
Main Street Capital Corp.(a)	10,907	321,866
Medallion Financial Corp.	6,723	79,399
Medley Capital Corp.	2,314	32,558
MVC Capital, Inc.	2,109	26,995

See Notes to Financial Statements.

42	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2012

Investments	Shares	Value

New Mountain Finance Corp.	9,635	$142,791
Oppenheimer Holdings, Inc. Class A	5,843	93,196
PennantPark Investment Corp.	4,575	48,541
Piper Jaffray Cos.*	3,728	94,878
Prospect Capital Corp.	46,111	531,199
Solar Capital Ltd.	9,861	226,014
THL Credit, Inc.	7,699	108,017
TICC Capital Corp.	15,376	159,910
Triangle Capital Corp.(a)	11,772	302,070
US Global Investors, Inc. Class A	4,604	28,176
Virtus Investment Partners, Inc.*	261	22,446
Westwood Holdings Group, Inc.	1,525	59,490

Total Capital Markets		4,783,236
Chemicals – 5.1%
A. Schulman, Inc.	8,452	201,327
American Vanguard Corp.	6,356	221,189
Calgon Carbon Corp.*	14,306	204,719
Ferro Corp.*	70,433	241,585
FutureFuel Corp.	11,276	136,552
Georgia Gulf Corp.	17,132	620,521
H.B. Fuller Co.	15,284	468,913
Hawkins, Inc.	2,225	92,449
Innophos Holdings, Inc.	7,349	356,353
Innospec, Inc.*	13,716	465,247
KMG Chemicals, Inc.	2,561	47,379
Koppers Holdings, Inc.	7,240	252,893
Kraton Performance Polymers, Inc.*	27,325	713,183
Landec Corp.*	5,851	66,994
LSB Industries, Inc.*	10,269	450,501
Minerals Technologies, Inc.	5,200	368,836
OM Group, Inc.*	572	10,605
Omnova Solutions, Inc.*	83,428	631,550
PolyOne Corp.	64,257	1,064,738
Quaker Chemical Corp.	4,878	227,656
Stepan Co.	3,729	358,431
TPC Group, Inc.*	12,225	498,902
Tredegar Corp.	6,103	108,267
Zep, Inc.	4,518	68,312

Total Chemicals		7,877,102
Commercial Banks – 8.8%
1st Source Corp.	7,565	168,473
1st United Bancorp, Inc.*	3,592	23,168
Alliance Financial Corp.	1,854	74,549
Arrow Financial Corp.(a)	3,927	98,175
BancFirst Corp.	5,059	217,335
Bancorp, Inc. (The)*	3,951	40,577
BancorpSouth, Inc.	15,785	232,671
Bank of Marin Bancorp	1,806	76,773
Bank of the Ozarks, Inc.	14,810	510,501
BBCN Bancorp, Inc.*	11,706	147,613
Boston Private Financial Holdings, Inc.	3,846	36,883
Bridge Bancorp, Inc.	1,904	44,382
Bryn Mawr Bank Corp.	4,499	100,958

Camden National Corp.	3,666	$135,789
Capital City Bank Group, Inc.	2,937	31,250
Cardinal Financial Corp.	10,021	143,300
Cathay General Bancorp	22,913	395,478
Chemical Financial Corp.	8,036	194,471
Citizens & Northern Corp.	4,984	97,736
City Holding Co.	5,373	192,568
CNB Financial Corp.	3,229	56,540
Columbia Banking System, Inc.	10,225	189,571
Community Bank System, Inc.	10,972	309,301
Community Trust Bancorp, Inc.	5,622	199,778
CVB Financial Corp.	30,816	367,943
Eagle Bancorp, Inc.*	6,179	103,313
Enterprise Financial Services Corp.	8,647	117,599
Financial Institutions, Inc.	4,789	89,267
First Bancorp	1,662	19,163
First Bancorp, Inc.	3,043	53,405
First Busey Corp.	21,327	104,076
First Commonwealth Financial Corp.	29,000	204,450
First Community Bancshares, Inc.	7,428	113,351
First Financial Bancorp	16,522	279,387
First Financial Bankshares, Inc.(a)	8,984	323,694
First Financial Corp.	4,472	140,152
First Interstate Bancsystem, Inc.	13,583	203,202
First Merchants Corp.	2,479	37,210
First of Long Island Corp. (The)	2,875	88,579
German American Bancorp, Inc.(a)	3,903	94,140
Glacier Bancorp, Inc.	16,594	258,534
Great Southern Bancorp, Inc.	3,709	114,645
Hanmi Financial Corp.*	16,996	217,719
Heartland Financial USA, Inc.	5,369	146,413
Heritage Commerce Corp.*	6,329	43,923
Heritage Financial Corp.	1,832	27,535
Home Bancshares, Inc.	4,285	146,076
Hudson Valley Holding Corp.	6,139	104,670
Independent Bank Corp.	7,413	223,057
Lakeland Bancorp, Inc.	7,870	81,454
Lakeland Financial Corp.	4,588	126,629
MainSource Financial Group, Inc.	9,800	125,832
MB Financial, Inc.	3,341	65,985
Merchants Bancshares, Inc.	2,069	61,139
National Bankshares, Inc.(a)	2,517	83,564
NBT Bancorp, Inc.	11,517	254,180
Old National Bancorp	20,870	284,041
OmniAmerican Bancorp, Inc.*	730	16,593
Oriental Financial Group, Inc.	17,026	179,113
Pacific Capital Bancorp NA*	12,558	576,412
Pacific Continental Corp.	3,516	31,398
PacWest Bancorp	6,494	151,765
Park National Corp.(a)	4,593	321,602
Pinnacle Financial Partners, Inc.*	9,538	184,274
PrivateBancorp, Inc.	14,070	224,979
Renasant Corp.	5,424	106,338
Republic Bancorp, Inc. Class A	16,532	362,877

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2012

Investments	Shares	Value

S&T Bancorp, Inc.	8,702	$153,242
S.Y. Bancorp, Inc.	4,798	113,521
Sandy Spring Bancorp, Inc.	8,140	156,695
SCBT Financial Corp.	1,145	46,121
Simmons First National Corp. Class A	3,742	91,136
Southside Bancshares, Inc.	7,608	165,930
State Bank Financial Corp.	12,017	198,160
StellarOne Corp.	4,613	60,707
Sterling Bancorp	8,280	82,138
Texas Capital Bancshares, Inc.*(a)	9,361	465,335
Tompkins Financial Corp.(a)	3,697	149,802
TowneBank	7,494	114,883
Trico Bancshares	4,127	68,219
Union First Market Bankshares Corp.	8,019	124,776
Univest Corp. of Pennsylvania	5,489	98,802
Virginia Commerce Bancorp, Inc.*	12,373	108,264
Washington Banking Co.	5,384	76,291
Washington Trust Bancorp, Inc.	5,315	139,625
WesBanco, Inc.	9,967	206,417
West Bancorp., Inc.	5,133	61,853
West Coast Bancorp*	4,357	98,120
Wintrust Financial Corp.	4,474	168,088

Total Commercial Banks		13,525,643
Commercial Services & Supplies – 3.6%
ABM Industries, Inc.	14,250	269,753
ACCO Brands Corp.*	5,778	37,499
At Cross Co. Class A*	2,924	29,152
Brink’s Co. (The)	15,870	407,700
Consolidated Graphics, Inc.*	2,940	76,705
Courier Corp.	2,101	25,674
Deluxe Corp.	27,132	829,154
Encore Capital Group, Inc.*	12,047	340,448
EnergySolutions, Inc.*	17,944	48,987
Ennis, Inc.	12,995	213,248
Fuel Tech, Inc.*	3,358	14,003
G&K Services, Inc. Class A	5,103	159,775
Geo Group, Inc. (The)	20,235	559,902
InnerWorkings, Inc.*(a)	6,070	79,031
Interface, Inc. Class A	9,380	123,910
Intersections, Inc.	7,843	82,665
Kimball International, Inc. Class B	3,629	44,346
Knoll, Inc.	15,146	211,287
McGrath Rentcorp	7,431	193,875
Metalico, Inc.*	28,466	72,873
Mobile Mini, Inc.*	5,794	96,818
Multi-Color Corp.	3,885	89,977
NL Industries, Inc.	17,645	202,741
Quad Graphics, Inc.(a)	2,698	45,758
Schawk, Inc.	7,005	91,415
Standard Parking Corp.*	4,296	96,359
Steelcase, Inc. Class A	14,589	143,702
SYKES Enterprises, Inc.*	13,442	180,661
Team, Inc.*	4,458	141,987

TMS International Corp. Class A*	9,576	$94,802
U.S. Ecology, Inc.	3,775	81,465
UniFirst Corp.	5,632	376,161
Viad Corp.	2,352	49,063

Total Commercial Services & Supplies		5,510,896
Communications Equipment – 0.9%
Anaren, Inc.*	3,451	68,985
Bel Fuse, Inc. Class B	2,828	52,827
Black Box Corp.	7,630	194,641
CalAmp Corp.*	1,876	15,402
Communications Systems, Inc.	3,471	39,153
Comtech Telecommunications Corp.	8,482	234,442
Digi International, Inc.*	4,213	42,804
Globecomm Systems, Inc.*	5,331	59,441
Ixia*	7,595	122,052
Oplink Communications, Inc.*	11,544	190,938
Procera Networks, Inc.*	506	11,891
TESSCO Technologies, Inc.	3,640	77,059
Westell Technologies, Inc. Class A*	129,772	277,712

Total Communications Equipment		1,387,347
Computers & Peripherals – 0.8%
3D Systems Corp.*(a)	10,593	347,980
Cray, Inc.*	24,200	307,340
Datalink Corp.*	4,955	41,027
Electronics For Imaging, Inc.*	6,749	112,101
Quantum Corp.*	2,068	3,330
Rimage Corp.	2,461	16,612
STEC, Inc.*	20,014	135,095
Super Micro Computer, Inc.*	11,446	137,695
Synaptics, Inc.*(a)	7,761	186,419

Total Computers & Peripherals		1,287,599
Construction & Engineering – 0.9%
Aegion Corp.*	7,868	150,751
Comfort Systems USA, Inc.	5,170	56,508
Dycom Industries, Inc.*	3,441	49,482
Furmanite Corp.*	10,371	58,907
Great Lakes Dredge & Dock Corp.	11,662	89,797
Layne Christensen Co.*	6,958	136,446
Michael Baker Corp.*	2,646	63,134
MYR Group, Inc.*	4,292	85,625
Northwest Pipe Co.*	1,146	28,249
Pike Electric Corp.*	3,620	28,779
Primoris Services Corp.	16,910	220,675
Sterling Construction Co., Inc.*	6,374	63,613
Tutor Perini Corp.*	27,084	309,841

Total Construction & Engineering		1,341,807
Construction Materials – 0.0%
Eagle Materials, Inc.	749	34,649
Consumer Finance – 1.4%
DFC Global Corp.*	12,387	212,437
First Cash Financial Services, Inc.*	8,107	373,003
Nelnet, Inc. Class A	41,284	980,082

See Notes to Financial Statements.

44	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2012

Investments	Shares	Value

Netspend Holdings, Inc.*(a)	16,846	$165,596
World Acceptance Corp.*(a)	5,813	392,087

Total Consumer Finance		2,123,205
Containers & Packaging – 0.4%
AEP Industries, Inc.*	786	47,624
Boise, Inc.	60,205	527,396
Myers Industries, Inc.	3,512	54,857

Total Containers & Packaging		629,877
Distributors – 0.2%
Core-Mark Holding Co., Inc.	2,359	113,491
VOXX International Corp.*	16,122	120,593
Weyco Group, Inc.	2,764	67,303

Total Distributors		301,387
Diversified Consumer Services – 1.8%
American Public Education, Inc.*(a)	3,802	138,507
Bridgepoint Education, Inc.*(a)	35,332	358,620
Capella Education Co.*	7,306	256,148
Career Education Corp.*	120,639	454,809
Collectors Universe, Inc.	1,825	25,605
Grand Canyon Education, Inc.*	12,549	295,278
K12, Inc.*(a)	2,700	54,540
Lincoln Educational Services Corp.	22,448	94,282
Mac-Gray Corp.	763	10,232
Matthews International Corp. Class A	10,015	298,647
Regis Corp.	10,483	192,677
Stewart Enterprises, Inc. Class A(a)	17,814	149,548
Strayer Education, Inc.(a)	5,422	348,906
Universal Technical Institute, Inc.	9,460	129,602

Total Diversified Consumer Services		2,807,401
Diversified Financial Services – 0.5%
Gain Capital Holdings, Inc.	48,390	238,563
Interactive Brokers Group, Inc. Class A	5,623	78,834
Life Partners Holdings, Inc.	19,795	53,447
MarketAxess Holdings, Inc.	6,810	215,196
Marlin Business Services Corp.	1,691	35,866
NewStar Financial, Inc.*	6,102	73,163
PHH Corp.*(a)	288	5,861

Total Diversified Financial Services		700,930
Diversified Telecommunication Services – 0.7%
8x8, Inc.*(a)	7,494	49,161
Atlantic Tele-Network, Inc.	2,035	87,464
Boingo Wireless, Inc.*(a)	6,969	55,334
Cincinnati Bell, Inc.*	19,300	110,010
Cogent Communications Group, Inc.	1,080	24,829
Consolidated Communications Holdings, Inc.	7,509	129,080
General Communication, Inc. Class A*	2,474	24,245
HickoryTech Corp.	3,686	38,998
IDT Corp. Class B	11,252	115,558
Iridium Communications, Inc.*(a)	22,788	166,808
Neutral Tandem, Inc.*	11,228	105,319
Premiere Global Services, Inc.*	7,158	66,927
Vonage Holdings Corp.*	34,238	78,063

Total Diversified Telecommunication Services		1,051,796

Electric Utilities – 0.5%
Empire District Electric Co. (The)	11,940	$257,307
MGE Energy, Inc.	6,413	339,825
Otter Tail Corp.	4,223	100,761
Unitil Corp.	1,816	49,431

Total Electric Utilities		747,324
Electrical Equipment – 0.9%
AZZ, Inc.	7,529	285,952
Coleman Cable, Inc.	8,357	80,562
Encore Wire Corp.	6,420	187,849
Franklin Electric Co., Inc.	5,976	361,488
Global Power Equipment Group, Inc.	11,036	204,056
LSI Industries, Inc.	5,530	37,272
Powell Industries, Inc.*	999	38,631
Preformed Line Products Co.	2,200	119,482
Vicor Corp.*	10,003	66,720

Total Electrical Equipment		1,382,012
Electronic Equipment, Instruments & Components – 4.6%
Badger Meter, Inc.	3,798	138,209
Benchmark Electronics, Inc.*	22,317	340,781
Brightpoint, Inc.*	20,484	183,946
CTS Corp.	7,508	75,606
Daktronics, Inc.	5,123	48,720
DTS, Inc.*	2,618	60,947
Electro Rent Corp.	6,505	115,073
Electro Scientific Industries, Inc.	7,206	88,057
FARO Technologies, Inc.*	1,692	69,913
Insight Enterprises, Inc.*	25,460	445,041
Kemet Corp.*	55,405	243,782
Littelfuse, Inc.	8,851	500,436
Measurement Specialties, Inc.*	4,587	151,279
Mercury Computer Systems, Inc.*	5,315	56,445
Methode Electronics, Inc.	8,490	82,438
MTS Systems Corp.	5,388	288,527
Multi-Fineline Electronix, Inc.*	8,004	180,490
Newport Corp.*	18,859	208,581
OSI Systems, Inc.*	3,231	251,501
Park Electrochemical Corp.	4,415	109,624
PC Connection, Inc.	11,243	129,407
Plexus Corp.*	13,658	413,701
Power-One, Inc.*(a)	154,403	864,657
RealD, Inc.*(a)	7,778	69,535
Richardson Electronics Ltd.	1,257	14,921
Rofin-Sinar Technologies, Inc.*	11,419	225,297
Rogers Corp.*	4,469	189,307
Sanmina-SCI Corp.*	33,031	280,433
Scansource, Inc.*	9,400	300,988
SYNNEX Corp.*	20,078	654,141
TTM Technologies, Inc.*	24,469	230,743
Vishay Precision Group, Inc.*	3,118	43,590
Zygo Corp.*	5,135	93,919

Total Electronic Equipment, Instruments & Components		7,150,035

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2012

Investments	Shares	Value

Energy Equipment & Services – 0.6%
Basic Energy Services, Inc.*(a)	5,727	$64,257
Global Geophysical Services, Inc.*	1,485	8,182
Heckmann Corp.*(a)	1,645	6,909
ION Geophysical Corp.*	16,200	112,428
Matrix Service Co.*	9,620	101,683
Mitcham Industries, Inc.*	1,937	30,856
Natural Gas Services Group, Inc.*	2,589	38,706
Newpark Resources*	36,983	274,044
OYO Geospace Corp.*	1,749	214,095
Parker Drilling Co.*	16,074	67,993
PHI, Inc.*	206	6,481
RigNet, Inc.*	1,310	24,235
TGC Industries, Inc.*	4,974	35,813

Total Energy Equipment & Services		985,682
Food & Staples Retailing – 1.0%
Andersons, Inc. (The)	9,293	349,974
Ingles Markets, Inc. Class A	9,880	161,538
Nash Finch Co.	6,620	135,180
Pantry, Inc. (The)*	5,792	84,274
Spartan Stores, Inc.	7,165	109,696
Susser Holdings Corp.*	7,638	276,267
Village Super Market, Inc. Class A	2,928	107,633
Weis Markets, Inc.	7,385	312,607

Total Food & Staples Retailing		1,537,169
Food Products – 0.9%
B&G Foods, Inc.	9,532	288,915
Calavo Growers, Inc.(a)	2,030	50,750
Cal-Maine Foods, Inc.	6,664	299,480
Chiquita Brands International, Inc.*	28,329	216,433
Diamond Foods, Inc.(a)	6,602	124,250
J&J Snack Foods Corp.	3,902	223,702
Omega Protein Corp.*	14,808	101,583
Seneca Foods Corp. Class A*	1,115	33,294
Smart Balance, Inc.*	6,375	77,010

Total Food Products		1,415,417
Gas Utilities – 0.3%
Chesapeake Utilities Corp.	2,562	121,336
Laclede Group, Inc. (The)	6,557	281,951

Total Gas Utilities		403,287
Health Care Equipment & Supplies – 2.3%
Abaxis, Inc.*	1,986	71,337
Analogic Corp.	1,214	94,898
AngioDynamics, Inc.*	2,189	26,706
Arthrocare Corp.*	3,742	121,241
Atrion Corp.	448	99,232
Cantel Medical Corp.	4,841	131,094
Conceptus, Inc.*	24,623	500,093
CONMED Corp.	5,615	160,028
CryoLife, Inc.	6,951	46,711
Cyberonics, Inc.*	4,044	211,986
DynaVox, Inc. Class A*	2,597	1,371

Exactech, Inc.*	2,598	$46,322
Greatbatch, Inc.*	6,614	160,919
ICU Medical, Inc.*	3,343	202,185
Integra LifeSciences Holdings Corp.*	5,718	235,010
Invacare Corp.	10,381	146,787
Meridian Bioscience, Inc.(a)	5,881	112,798
Merit Medical Systems, Inc.*	6,717	100,285
Natus Medical, Inc.*	4,775	62,409
Neogen Corp.*	2,835	121,054
NuVasive, Inc.*	24,005	549,955
Quidel Corp.*	1,695	32,086
RTI Biologics, Inc.*	7,775	32,422
Spectranetics Corp.*	1,008	14,868
STAAR Surgical Co.*	194	1,467
Symmetry Medical, Inc.*	5,517	54,563
Synergetics USA, Inc.*	3,584	17,705
Vascular Solutions, Inc.*	8,161	120,864
Wright Medical Group, Inc.*(a)	856	18,926
Young Innovations, Inc.	2,141	83,713

Total Health Care Equipment & Supplies		3,579,035
Health Care Providers & Services – 3.3%
Air Methods Corp.*	2,460	293,650
Almost Family, Inc.*	6,728	143,172
Amedisys, Inc.*	1,500	20,715
AMN Healthcare Services, Inc.*	2,005	20,170
Amsurg Corp.*	8,195	232,574
Assisted Living Concepts, Inc. Class A	6,082	46,406
Bio-Reference Labs, Inc.*(a)	9,168	262,021
Capital Senior Living Corp.*	2,436	35,249
Chemed Corp.	7,237	501,452
Chindex International, Inc.*	1,816	18,759
Corvel Corp.*	2,907	130,088
Cross Country Healthcare, Inc.*	3,153	14,882
Ensign Group, Inc. (The)	8,408	257,327
Five Star Quality Care, Inc.*	31,054	158,686
Hanger Orthopedic Group, Inc.*	9,407	268,382
Healthways, Inc.*	14,119	165,333
IPC The Hospitalist Co., Inc.*	2,631	120,237
Kindred Healthcare, Inc.*	14,597	166,114
Landauer, Inc.	1,971	117,708
Metropolitan Health Networks, Inc.*	14,029	131,031
Molina Healthcare, Inc.*	14,252	358,438
MWI Veterinary Supply, Inc.*	2,602	277,581
National Healthcare Corp.	5,577	266,246
PharMerica Corp.*	6,451	81,670
Providence Service Corp. (The)*	4,846	62,950
Sunrise Senior Living, Inc.*	13,522	192,959
Triple-S Management Corp. Class B*	12,347	258,052
U.S. Physical Therapy, Inc.	3,600	99,468
Universal American Corp.*	38,818	358,678

Total Health Care Providers & Services		5,059,998
Health Care Technology – 0.3%
Computer Programs & Systems, Inc.	2,368	131,542

See Notes to Financial Statements.

46	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2012

Investments	Shares	Value

Epocrates, Inc.*	2,733	$31,840
HealthStream, Inc.*	1,533	43,629
Medidata Solutions, Inc.*	6,728	279,212
Merge Healthcare, Inc.*(a)	460	1,762
Omnicell, Inc.*	1,910	26,549

Total Health Care Technology		514,534
Hotels, Restaurants & Leisure – 3.4%
AFC Enterprises*	6,298	154,931
Ameristar Casinos, Inc.	2,595	46,191
Biglari Holdings, Inc.*	262	95,646
Bob Evans Farms, Inc.	8,336	326,188
Bravo Brio Restaurant Group, Inc.*	16,101	234,270
Caribou Coffee Co., Inc.*(a)	11,022	151,332
Carrols Restaurant Group, Inc.*	5,465	31,478
CEC Entertainment, Inc.	6,983	210,328
Churchill Downs, Inc.	4,461	279,794
Cracker Barrel Old Country Store, Inc.	6,984	468,696
Denny’s Corp.*	22,997	111,535
Einstein Noah Restaurant Group, Inc.	3,047	53,901
Fiesta Restaurant Group, Inc.*	5,465	86,730
International Speedway Corp. Class A	10,003	283,785
Interval Leisure Group, Inc.	12,363	234,032
Isle of Capri Casinos, Inc.*	1,217	8,458
Jack In The Box, Inc.*	12,872	361,832
Krispy Kreme Doughnuts, Inc.*	9,055	71,806
Marcus Corp.	6,136	68,110
Multimedia Games Holding Co., Inc.*	3,065	48,212
Papa John’s International, Inc.*	6,082	324,840
Peet’s Coffee & Tea, Inc.*(a)	1,462	107,223
Pinnacle Entertainment, Inc.*	6,614	81,022
Red Robin Gourmet Burgers, Inc.*	3,033	98,754
Ruby Tuesday, Inc.*	25,247	183,041
Ruth’s Hospitality Group, Inc.*	11,133	70,917
Shuffle Master, Inc.*	10,405	164,503
Sonic Corp.*	11,514	118,249
Speedway Motorsports, Inc.	14,541	223,931
Texas Roadhouse, Inc.	18,252	312,109
Town Sports International Holdings, Inc.*	2,402	29,713
WMS Industries, Inc.*(a)	13,814	226,273

Total Hotels, Restaurants & Leisure		5,267,830
Household Durables – 1.0%
American Greetings Corp. Class A	21,867	367,366
Blyth, Inc.	3,406	88,522
Cavco Industries, Inc.*	1,514	69,478
CSS Industries, Inc.	2,039	41,901
Ethan Allen Interiors, Inc.	6,172	135,290
iRobot Corp.*(a)	4,968	113,072
La-Z-Boy, Inc.*	26,099	381,828
Libbey, Inc.*	7,888	124,473
Lifetime Brands, Inc.	7,105	84,621
Sealy Corp.*(a)	32,050	69,869
Universal Electronics, Inc.*	4,849	85,245
Zagg, Inc.*(a)	5,265	44,910

Total Household Durables		1,606,575

Household Products – 0.2%
Central Garden and Pet Co. Class A*	14,990	$181,079
WD-40 Co.	3,774	198,664

Total Household Products		379,743
Independent Power Producers & Energy Traders – 0.0%
Ormat Technologies, Inc.(a)	1,055	19,781
Industrial Conglomerates – 0.3%
Raven Industries, Inc.	6,722	197,829
Standex International Corp.	4,634	205,981

Total Industrial Conglomerates		403,810
Insurance – 3.2%
American Equity Investment Life Holding Co.	28,900	336,107
AMERISAFE, Inc.*	4,624	125,495
Citizens, Inc.*(a)	5,368	56,310
Crawford & Co. Class B	43,120	216,031
Donegal Group, Inc. Class A	548	7,694
eHealth, Inc.*	3,576	67,121
Employers Holdings, Inc.	11,657	213,673
FBL Financial Group, Inc. Class A	14,728	488,970
Horace Mann Educators Corp.	10,543	190,934
Infinity Property & Casualty Corp.	3,322	200,616
Kansas City Life Insurance Co.	3,560	137,167
Meadowbrook Insurance Group, Inc.	19,062	146,587
National Financial Partners Corp.*	13,414	226,697
National Interstate Corp.	4,625	119,325
National Western Life Insurance Co. Class A	1,975	282,919
Navigators Group, Inc. (The)*	1,682	82,796
Phoenix Cos., Inc. (The)*	7,884	241,802
Presidential Life Corp.	5,378	74,915
Safety Insurance Group, Inc.	2,156	98,917
Selective Insurance Group, Inc.	7,378	140,108
Stewart Information Services Corp.	1,599	32,204
Symetra Financial Corp.	88,263	1,085,635
Tower Group, Inc.	14,841	287,767
Universal Insurance Holdings, Inc.	32,021	123,281

Total Insurance		4,983,071
Internet & Catalog Retail – 0.2%
1-800-FLOWERS.COM, Inc. Class A*	9,768	36,435
Blue Nile, Inc.*(a)	1,438	53,336
Nutrisystem, Inc.	6,308	66,423
PetMed Express, Inc.(a)	7,352	73,814
Shutterfly, Inc.*(a)	1,852	57,634

Total Internet & Catalog Retail		287,642
Internet Software & Services – 1.5%
Ancestry.com, Inc.*(a)	11,107	334,099
Blucora, Inc.*	4,366	77,758
Constant Contact, Inc.*(a)	1,060	18,444
DealerTrack Holdings, Inc.*	866	24,118
Dice Holdings, Inc.*	14,897	125,433
Digital River, Inc.*	5,336	88,898
Earthlink, Inc.	24,678	175,707
Envestnet, Inc.*	2,513	29,402

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2012

Investments	Shares	Value

Intralinks Holdings, Inc.*	1,590	$10,399
Keynote Systems, Inc.	10,716	155,168
Liquidity Services, Inc.*	1,021	51,264
LivePerson, Inc.*	3,514	63,638
LogMein, Inc.*	985	22,093
Monster Worldwide, Inc.*	16,982	124,478
NIC, Inc.	7,284	107,803
OpenTable, Inc.*	2,142	89,107
Perficient, Inc.*	4,924	59,433
QuinStreet, Inc.*(a)	11,708	98,230
Responsys, Inc.*	4,751	48,603
SciQuest, Inc.*	735	13,377
SPS Commerce, Inc.*	156	6,001
Stamps.com, Inc.*	2,264	52,389
TechTarget, Inc.*	2,435	14,391
Travelzoo, Inc.*(a)	2,975	70,121
United Online, Inc.	44,311	244,597
XO Group, Inc.*	2,452	20,474
Zix Corp.*	66,687	191,392

Total Internet Software & Services		2,316,817
IT Services – 1.7%
Acxiom Corp.*	20,832	380,601
Cass Information Systems, Inc.	2,607	109,416
Computer Task Group, Inc.*	3,451	55,837
CSG Systems International, Inc.*	8,474	190,580
Dynamics Research Corp.*	4,309	29,517
Echo Global Logistics, Inc.*(a)	2,704	46,374
Euronet Worldwide, Inc.*	2,956	55,543
ExlService Holdings, Inc.*	6,124	180,658
Forrester Research, Inc.	2,350	67,610
Global Cash Access Holdings, Inc.*	4,931	39,695
Hackett Group, Inc. (The)*	18,674	78,057
Heartland Payment Systems, Inc.	7,181	227,494
Higher One Holdings, Inc.*(a)	7,567	102,003
iGate Corp.*	9,384	170,507
NCI, Inc. Class A*(a)	6,493	44,672
PRGX Global, Inc.*	3,762	32,203
ServiceSource International, Inc.*(a)	3,450	35,397
TeleTech Holdings, Inc.*	16,679	284,377
TNS, Inc.*	457	6,832
Unisys Corp.*	21,559	448,858
Virtusa Corp.*	4,846	86,113

Total IT Services		2,672,344
Leisure Equipment & Products – 0.4%
Arctic Cat, Inc.*	4,065	168,535
Black Diamond, Inc.*	480	4,209
JAKKS Pacific, Inc.	9,463	137,876
Leapfrog Enterprises, Inc.*	8,399	75,759
Steinway Musical Instruments*	1,052	25,627
Sturm Ruger & Co., Inc.(a)	4,621	228,693
Summer Infant, Inc.*	2,835	5,245

Total Leisure Equipment & Products		645,944

Life Sciences Tools & Services – 0.1%
Cambrex Corp.*	9,542	$111,928
Harvard Bioscience, Inc.*	5,280	22,334
Luminex Corp.*	3,033	58,962

Total Life Sciences Tools & Services		193,224
Machinery – 3.8%
Alamo Group, Inc.	4,418	149,240
Albany International Corp. Class A	10,219	224,511
Altra Holdings, Inc.	8,766	159,541
Ampco-Pittsburgh Corp.	5,063	93,412
Astec Industries, Inc.*	5,310	167,849
Blount International, Inc.*	15,761	207,415
Briggs & Stratton Corp.	18,739	349,857
Cascade Corp.	3,700	202,538
CIRCOR International, Inc.	4,283	161,683
Commercial Vehicle Group, Inc.*	5,236	38,485
Douglas Dynamics, Inc.	5,139	76,006
Dynamic Materials Corp.	2,066	31,031
EnPro Industries, Inc.*	6,528	235,073
ESCO Technologies, Inc.	8,222	319,425
Flow International Corp.*	2,427	8,980
Gorman-Rupp Co. (The)	5,359	144,693
Graham Corp.	2,129	38,471
Greenbrier Cos., Inc.*	407	6,569
Hurco Cos., Inc.*	1,337	30,591
John Bean Technologies Corp.	10,903	178,046
Kadant, Inc.*	4,956	114,930
Kaydon Corp.	7,210	161,071
L.B. Foster Co. Class A	3,247	105,008
Lindsay Corp.	3,033	218,285
Lydall, Inc.*	2,461	34,675
Meritor, Inc.*	55,418	234,972
Met-Pro Corp.	2,882	25,794
Miller Industries, Inc.	6,018	96,589
NACCO Industries, Inc. Class A	5,683	712,705
NN, Inc.*	13,628	115,702
PMFG, Inc.*	2,330	18,850
RBC Bearings, Inc.*	4,191	201,587
Sun Hydraulics Corp.	7,330	194,758
Tennant Co.	4,126	176,675
Titan International, Inc.	7,902	139,549
Trimas Corp.*	12,489	301,110
Twin Disc, Inc.	3,593	64,315
Wabash National Corp.*	7,550	53,832
Xerium Technologies, Inc.*	4,829	16,902

Total Machinery		5,810,725
Marine – 0.0%
International Shipholding Corp.	4,138	69,808
Media – 2.3%
Arbitron, Inc.	6,593	249,875
Belo Corp. Class A	50,241	393,387
Cumulus Media, Inc. Class A*	72,328	198,179
Digital Generation, Inc.*(a)	11,728	133,230

See Notes to Financial Statements.

48	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2012

Investments	Shares	Value

Entercom Communications Corp. Class A*(a)	52,446	$359,780
EW Scripps Co. Class A*	2,433	25,911
Fisher Communications, Inc.*	1,246	45,803
Harte-Hanks, Inc.	21,079	146,077
Journal Communications, Inc. Class A*	19,931	103,641
LIN TV Corp. Class A*	28,685	126,214
National CineMedia, Inc.	12,537	205,231
New York Times Co. (The) Class A*	14,121	137,821
Scholastic Corp.	9,860	313,351
Sinclair Broadcast Group, Inc. Class A	34,243	383,864
Valassis Communications, Inc.*(a)	22,630	558,735
World Wrestling Entertainment, Inc. Class A	17,471	140,641

Total Media		3,521,740
Metals & Mining – 1.7%
A.M. Castle & Co.*(a)	3,976	49,660
AMCOL International Corp.	5,924	200,705
Century Aluminum Co.*	31,948	228,428
Globe Specialty Metals, Inc.	24,041	365,904
Gold Resource Corp.	2,373	50,901
Handy & Harman Ltd.*	9,393	138,829
Haynes International, Inc.	2,733	142,526
Horsehead Holding Corp.*	20,527	191,722
Kaiser Aluminum Corp.	1,907	111,350
Materion Corp.	9,284	220,959
Metals USA Holdings Corp.*	19,875	265,729
Noranda Aluminum Holding Corp.	76,326	510,621
Olympic Steel, Inc.	4,314	72,820
RTI International Metals, Inc.*	1,301	31,146
Universal Stainless & Alloy*	2,115	78,572

Total Metals & Mining		2,659,872
Multiline Retail – 0.2%
Fred’s, Inc. Class A	9,683	137,789
Gordmans Stores, Inc.*	4,914	90,664
Tuesday Morning Corp.*	8,142	53,330

Total Multiline Retail		281,783
Multi-Utilities – 0.2%
CH Energy Group, Inc.	4,689	305,770
Oil, Gas & Consumable Fuels – 3.0%
Abraxas Petroleum Corp.*(a)	6,901	15,872
Alon USA Energy, Inc.	14,973	205,130
Approach Resources, Inc.*	2,609	78,609
Callon Petroleum Co.*	29,813	183,350
Carrizo Oil & Gas, Inc.*	870	21,759
Clayton Williams Energy, Inc.*(a)	5,158	267,649
Contango Oil & Gas Co.*	4,299	211,253
Delek US Holdings, Inc.	36,957	942,034
EPL Oil & Gas, Inc.*	11,073	224,671
Evolution Petroleum Corp.*	607	4,905
Green Plains Renewable Energy, Inc.*(a)	16,899	99,028
Houston American Energy Corp.*	4,460	4,014
James River Coal Co.*(a)	8,717	25,105
Panhandle Oil and Gas, Inc. Class A	1,111	34,074
PDC Energy, Inc.*	298	9,426

Petroquest Energy, Inc.*(a)	2,854	$19,150
Resolute Energy Corp.*(a)	13,218	117,244
REX American Resources Corp.*	734	13,219
Vaalco Energy, Inc.*	26,271	224,617
Venoco, Inc.*(a)	19,973	237,279
Warren Resources, Inc.*	26,558	80,736
Western Refining, Inc.	63,259	1,656,121

Total Oil, Gas & Consumable Fuels		4,675,245
Paper & Forest Products – 1.0%
Clearwater Paper Corp.*	8,348	344,856
Deltic Timber Corp.	377	24,603
KapStone Paper and Packaging Corp.*	16,697	373,846
Neenah Paper, Inc.	5,175	148,212
PH Glatfelter Co.	13,452	239,580
Schweitzer-Mauduit International, Inc.	8,017	264,481
Wausau Paper Corp.	12,328	114,157

Total Paper & Forest Products		1,509,735
Personal Products – 1.9%
Elizabeth Arden, Inc.*	5,435	256,750
Inter Parfums, Inc.	8,067	147,626
Medifast, Inc.*(a)	6,092	159,306
Nature’s Sunshine Products, Inc.	5,454	89,118
Nutraceutical International Corp.*	5,903	93,031
Prestige Brands Holdings, Inc.*	14,466	245,343
Revlon, Inc. Class A*	92,083	1,421,762
Schiff Nutrition International, Inc.*	4,869	117,781
USANA Health Sciences, Inc.*(a)	6,971	323,942

Total Personal Products		2,854,659
Pharmaceuticals – 1.3%
Acura Pharmaceuticals, Inc.*(a)	9,203	16,013
Akorn, Inc.*	25,247	333,765
Columbia Laboratories, Inc.*	18,300	18,117
DepoMed, Inc.*	80,924	478,261
Hi-Tech Pharmacal Co., Inc.*	5,334	176,609
MAP Pharmaceuticals, Inc.*(a)	1,849	28,789
Medicines Co. (The)*	33,412	862,364
Obagi Medical Products, Inc.*	3,260	40,456
Santarus, Inc.*	1,668	14,812

Total Pharmaceuticals		1,969,186
Professional Services – 1.9%
Advisory Board Co. (The)*	2,253	107,761
Barrett Business Services, Inc.	2,255	61,111
CBIZ, Inc.*(a)	17,989	108,294
CDI Corp.	2,885	49,132
CRA International, Inc.*	2,741	47,365
Dolan Co. (The)*	8,744	47,043
Exponent, Inc.*	2,894	165,219
Franklin Covey Co.*	2,059	24,708
GP Strategies Corp.*	5,012	96,832
Hudson Global, Inc.*	7,455	33,249
Huron Consulting Group, Inc.*	3,862	134,475
ICF International, Inc.*	5,631	113,183

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2012

Investments	Shares	Value

Insperity, Inc.	5,441	$137,276
Kelly Services, Inc. Class A	16,831	212,071
Kforce, Inc.*	10,079	118,831
Korn/Ferry International*	17,277	264,856
Mistras Group, Inc.*	3,131	72,639
Navigant Consulting, Inc.*	12,376	136,755
On Assignment, Inc.*	997	19,860
Pendrell Corp.*	467,253	527,996
Resources Connection, Inc.	4,012	52,597
RPX Corp.*	8,511	95,408
TrueBlue, Inc.*	9,074	142,643
VSE Corp.	3,423	83,829

Total Professional Services		2,853,133
Real Estate Investment Trusts (REITs) – 1.5%
Acadia Realty Trust	5,190	128,816
Agree Realty Corp.	674	17,180
Chesapeake Lodging Trust	1,154	22,930
EastGroup Properties, Inc.	2,133	113,476
Franklin Street Properties Corp.	8,215	90,940
Getty Realty Corp.	13,868	248,930
Gladstone Commercial Corp.	275	5,021
Government Properties Income Trust(a)	7,459	174,541
Investors Real Estate Trust	830	6,864
LTC Properties, Inc.	5,398	171,926
Medical Properties Trust, Inc.	9,462	98,878
Mission West Properties, Inc.	1,088	9,465
Monmouth Real Estate Investment Corp. Class A	5,756	64,410
National Health Investors, Inc.	6,836	351,644
One Liberty Properties, Inc.	2,542	47,408
Ramco-Gershenson Properties Trust	3,924	49,168
Retail Opportunity Investments Corp.(a)	3,318	42,703
Sabra Health Care REIT, Inc.	2,080	41,621
Saul Centers, Inc.	1,339	59,452
Sovran Self Storage, Inc.	2,957	171,062
Sun Communities, Inc.	92	4,059
Sunstone Hotel Investors, Inc.*	7,600	83,600
UMH Properties, Inc.	2,005	24,000
Universal Health Realty Income Trust	1,720	79,086
Urstadt Biddle Properties, Inc. Class A	4,366	88,324
Whitestone REIT Class B	241	3,181
Winthrop Realty Trust	8,332	89,819

Total Real Estate Investment Trusts (REITs)		2,288,504
Real Estate Management & Development – 0.1%
Forestar Group, Inc.*	9,848	164,068
Tejon Ranch Co.*	1,561	46,892

Total Real Estate Management & Development		210,960
Road & Rail – 0.5%
Celadon Group, Inc.	5,239	84,191
Marten Transport Ltd.	5,240	92,067
Quality Distribution, Inc.*	3,170	29,322
RailAmerica, Inc.*	12,315	338,293
Roadrunner Transportation Systems, Inc.*	6,733	108,940

Saia, Inc.*	3,240	$65,254

Total Road & Rail		718,067
Semiconductors & Semiconductor Equipment – 7.3%
Advanced Energy Industries, Inc.*	24,326	299,696
Amkor Technology, Inc.*(a)	118,989	523,552
ATMI, Inc.*	7,039	130,714
Axcelis Technologies, Inc.*	35,947	37,744
AXT, Inc.*	24,849	83,990
Brooks Automation, Inc.	35,477	284,880
Cabot Microelectronics Corp.	4,680	164,455
Ceva, Inc.*	2,728	39,229
Cirrus Logic, Inc.*	48,058	1,844,947
Cohu, Inc.	9,250	86,858
Diodes, Inc.*	15,655	266,292
Entegris, Inc.*	56,946	462,971
Entropic Communications, Inc.*(a)	63,086	367,161
FSI International, Inc.*	10,074	62,459
GSI Technology, Inc.*	12,359	61,177
GT Advanced Technologies, Inc.*(a)	117,769	641,841
Inphi Corp.*	1,758	18,740
Integrated Device Technology, Inc.*	44,784	263,330
Integrated Silicon Solution, Inc.*	25,634	237,371
IXYS Corp.*	17,638	174,969
Kopin Corp.*	5,270	19,815
Kulicke & Soffa Industries, Inc.*	61,006	634,462
Lattice Semiconductor Corp.*	35,504	135,980
LTX-Credence Corp.*	25,191	144,848
Micrel, Inc.(a)	18,044	188,018
MIPS Technologies, Inc.*	9,583	70,818
Monolithic Power Systems, Inc.*	4,651	91,857
Nanometrics, Inc.*	13,549	187,112
NVE Corp.*	954	56,467
Omnivision Technologies, Inc.*	49,554	691,526
Pericom Semiconductor Corp.*	2,192	19,038
Photronics, Inc.*	10,283	55,220
Power Integrations, Inc.	4,674	142,230
Rambus, Inc.*	4,382	24,276
Rubicon Technology, Inc.*(a)	22,928	219,650
Rudolph Technologies, Inc.*	15,056	158,088
Silicon Image, Inc.*	2,435	11,177
Spansion, Inc. Class A*	2,518	30,015
STR Holdings, Inc.*(a)	18,805	58,296
Supertex, Inc.*	1,805	32,273
TriQuint Semiconductor, Inc.*	80,147	404,742
Ultra Clean Holdings*	13,341	76,177
Ultratech, Inc.*	6,519	204,566
Veeco Instruments, Inc.*(a)	49,370	1,482,087
Volterra Semiconductor Corp.*	4,293	93,888

Total Semiconductors & Semiconductor Equipment		11,285,002
Software – 1.8%
ACI Worldwide, Inc.*	7,821	330,515
Actuate Corp.*	6,524	45,864
American Software, Inc. Class A	3,784	30,877

See Notes to Financial Statements.

50	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2012

Investments	Shares	Value

Bottomline Technologies, Inc.*	6,972	$172,139
BroadSoft, Inc.*	4,791	196,527
Digimarc Corp.	1,248	27,768
Ebix, Inc.	14,866	350,986
EPIQ Systems, Inc.	4,416	59,263
ePlus, Inc.*	3,194	125,269
Interactive Intelligence Group, Inc.*	3,078	92,494
Majesco Entertainment Co.*(a)	13,010	16,393
Manhattan Associates, Inc.*	3,612	206,859
Monotype Imaging Holdings, Inc.	5,920	92,293
Netscout Systems, Inc.*	7,717	196,861
Opnet Technologies, Inc.	1,847	62,927
Pegasystems, Inc.	860	24,974
PROS Holdings, Inc.*	1,212	23,113
SeaChange International, Inc.*	2,754	21,619
Sourcefire, Inc.*	938	45,990
Synchronoss Technologies, Inc.*	1,174	26,885
TeleCommunication Systems, Inc. Class A*	16,377	35,374
TeleNav, Inc.*	19,425	115,967
Tyler Technologies, Inc.*	3,707	163,182
VASCO Data Security International, Inc.*	11,149	104,578
Verint Systems, Inc.*	4,010	110,034
Websense, Inc.*	6,965	109,002

Total Software		2,787,753
Specialty Retail – 3.8%
America’s Car-Mart, Inc.*	3,201	145,550
Asbury Automotive Group, Inc.*	8,698	243,109
bebe Stores, Inc.	3,624	17,395
Big 5 Sporting Goods Corp.	7,466	74,287
Body Central Corp.*	2,968	31,016
Brown Shoe Co., Inc.	7,540	120,866
Casual Male Retail Group, Inc.*	19,253	89,141
Cato Corp. (The) Class A	10,427	309,786
Citi Trends, Inc.*	2,429	30,496
Destination Maternity Corp.	6,123	114,500
Finish Line, Inc. (The) Class A	15,692	356,836
Group 1 Automotive, Inc.	6,060	364,994
Haverty Furniture Cos., Inc.	1,505	20,889
hhgregg, Inc.*(a)	14,296	98,642
Kirkland’s, Inc.*	6,768	67,206
Lithia Motors, Inc. Class A	8,173	272,243
Lumber Liquidators Holdings, Inc.*(a)	6,200	314,216
OfficeMax, Inc.	37,697	294,414
PEP Boys-Manny Moe & Jack (The)	16,551	168,489
RadioShack Corp.(a)	45,079	107,288
Rue21, Inc.*	6,749	210,231
Select Comfort Corp.*	11,418	360,238
Shoe Carnival, Inc.	7,282	171,345
Sonic Automotive, Inc. Class A	34,465	654,146
Stage Stores, Inc.	9,334	196,574
Stein Mart, Inc.*	21,701	184,676
Systemax, Inc.*	13,958	164,844
Vitamin Shoppe, Inc.*	4,787	279,178

West Marine, Inc.*	9,289	$98,742
Wet Seal, Inc. (The) Class A*	24,382	76,803
Winmark Corp.	944	51,052
Zumiez, Inc.*	4,711	130,636

Total Specialty Retail		5,819,828
Textiles, Apparel & Luxury Goods – 1.0%
Cherokee, Inc.	2,444	35,585
Delta Apparel, Inc.*	4,803	66,137
G-III Apparel Group Ltd.*	9,997	358,892
Jones Group, Inc. (The)	24,587	316,435
Maidenform Brands, Inc.*	11,053	226,366
Oxford Industries, Inc.	2,435	137,456
Perry Ellis International, Inc.*	9,786	215,781
True Religion Apparel, Inc.	5,728	122,178
Unifi, Inc.*	8,960	114,867

Total Textiles, Apparel & Luxury Goods		1,593,697
Thrifts & Mortgage Finance – 1.8%
Astoria Financial Corp.	42,816	423,022
Beneficial Mutual Bancorp, Inc.*	2,445	23,374
Berkshire Hills Bancorp, Inc.	2,154	49,284
Bofi Holding, Inc.*	5,629	146,635
Brookline Bancorp, Inc.	18,528	163,417
Dime Community Bancshares, Inc.	16,538	238,809
ESB Financial Corp.	4,622	64,523
ESSA Bancorp, Inc.	2,023	21,019
Federal Agricultural Mortgage Corp. Class C	3,111	80,077
First Defiance Financial Corp.	3,625	62,568
First PacTrust Bancorp, Inc.	1,489	18,627
Flushing Financial Corp.	12,053	190,437
Fox Chase Bancorp, Inc.	1,429	22,321
Kearny Financial Corp.	3,716	36,194
Northfield Bancorp, Inc.(a)	4,997	80,052
OceanFirst Financial Corp.	6,494	95,267
Oritani Financial Corp.	9,524	143,336
Provident Financial Services, Inc.	17,664	278,915
Provident New York Bancorp	8,207	77,228
Rockville Financial, Inc.	2,203	26,987
Territorial Bancorp, Inc.	2,582	59,257
TrustCo Bank Corp.	23,943	136,954
United Financial Bancorp, Inc.	2,820	40,805
ViewPoint Financial Group	7,578	145,270
Walker & Dunlop, Inc.*	831	12,772
Westfield Financial, Inc.	2,969	22,238
WSFS Financial Corp.	1,803	74,428

Total Thrifts & Mortgage Finance		2,733,816
Tobacco – 0.3%
Universal Corp.	8,689	442,444
Trading Companies & Distributors – 1.4%
Aceto Corp.	5,845	55,235
Beacon Roofing Supply, Inc.*	10,598	302,043
CAI International, Inc.*	13,291	272,731
DXP Enterprises, Inc.*	3,881	185,395

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	51

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2012

Investments	Shares	Value

Houston Wire & Cable Co.	6,051	$65,109
Kaman Corp.	9,250	331,705
Rush Enterprises, Inc. Class A*	10,078	194,102
TAL International Group, Inc.	17,399	591,218
Titan Machinery, Inc.*	6,255	126,852

Total Trading Companies & Distributors		2,124,390
Water Utilities – 0.5%
American States Water Co.	5,411	240,411
Artesian Resources Corp. Class A	1,331	30,919
California Water Service Group	11,879	221,543
Connecticut Water Service, Inc.	1,721	54,900
Middlesex Water Co.	3,356	64,301
SJW Corp.	2,931	74,330
York Water Co.	2,197	40,293

Total Water Utilities		726,697
Wireless Telecommunication Services – 0.4%
NTELOS Holdings Corp.	9,258	160,811
Shenandoah Telecommunications Co.	4,908	86,381
USA Mobility, Inc.	33,063	392,458

Total Wireless Telecommunication Services		639,650
TOTAL COMMON STOCKS (Cost: $139,462,515)		153,848,186
EXCHANGE-TRADED FUND – 0.1%
WisdomTree MidCap Earnings Fund(a)(b) (Cost: $153,114)	2,927	174,069
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.2%
MONEY MARKET FUND – 9.2%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $14,209,923)(d)	14,209,923	14,209,923
TOTAL INVESTMENTS IN SECURITIES – 109.1% (Cost: $153,825,552)(e)		168,232,178
Liabilities in Excess of Other Assets – (9.1)%		(14,083,743)

NET ASSETS – 100.0%		$154,148,435
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $13,802,395 and the total market value of the collateral held by the Fund was $14,209,923.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

52	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 100.4%
COMMON STOCKS – 99.9%
Aerospace & Defense – 1.5%
BE Aerospace, Inc.*	386	$16,251
Curtiss-Wright Corp.	260	8,502
Hexcel Corp.*	368	8,839
Northrop Grumman Corp.	2,624	174,312
Raytheon Co.	2,958	169,079
Teledyne Technologies, Inc.*	190	12,044
Textron, Inc.	1,458	38,156
Triumph Group, Inc.	296	18,509

Total Aerospace & Defense		445,692
Airlines – 0.4%
Alaska Air Group, Inc.*	647	22,684
United Continental Holdings, Inc.*	4,506	87,867

Total Airlines		110,551
Auto Components – 0.1%
Lear Corp.	1,094	41,342
Beverages – 0.5%
Coca-Cola Enterprises, Inc.	2,107	65,886
Constellation Brands, Inc. Class A*	2,067	66,867
Monster Beverage Corp.*	355	19,227

Total Beverages		151,980
Biotechnology – 0.4%
Biogen Idec, Inc.*	787	117,444
Cubist Pharmaceuticals, Inc.*	251	11,968

Total Biotechnology		129,412
Building Products – 0.1%
Armstrong World Industries, Inc.	228	10,572
Owens Corning*	637	21,314

Total Building Products		31,886
Chemicals – 1.5%
Airgas, Inc.	253	20,822
Ashland, Inc.	217	15,537
CF Industries Holdings, Inc.	658	146,234
Cytec Industries, Inc.	234	15,332
Eastman Chemical Co.	949	54,103
FMC Corp.	636	35,222
H.B. Fuller Co.	228	6,995
NewMarket Corp.	71	17,500
Rockwood Holdings, Inc.	508	23,673
RPM International, Inc.	536	15,297
Sensient Technologies Corp.	269	9,888
Sherwin-Williams Co. (The)	302	44,971
Valspar Corp.	524	29,396
Westlake Chemical Corp.(a)	338	24,694

Total Chemicals		459,664
Commercial Banks – 0.0%
UMB Financial Corp.	181	8,811
Commercial Services & Supplies – 0.2%
ACCO Brands Corp.*	295	1,914
Cintas Corp.	591	24,497

Clean Harbors, Inc.*	162	$7,914
Corrections Corp. of America	386	12,912
KAR Auction Services, Inc.*	585	11,548
Mine Safety Appliances Co.	136	5,069
Tetra Tech, Inc.*	228	5,987

Total Commercial Services & Supplies		69,841
Communications Equipment – 2.3%
Cisco Systems, Inc.	31,567	602,614
Motorola Solutions, Inc.	1,536	77,645
NETGEAR, Inc.*	191	7,285

Total Communications Equipment		687,544
Computers & Peripherals – 10.3%
Apple, Inc.	4,217	2,813,836
Dell, Inc.	18,412	181,542
Diebold, Inc.	354	11,933
NCR Corp.*	643	14,988
Western Digital Corp.	1,797	69,598

Total Computers & Peripherals		3,091,897
Construction & Engineering – 0.1%
URS Corp.	734	25,918
Consumer Finance – 2.8%
American Express Co.	6,027	342,695
Capital One Financial Corp.	4,699	267,890
Discover Financial Services	5,720	227,256

Total Consumer Finance		837,841
Containers & Packaging – 0.4%
Ball Corp.	865	36,598
Bemis Co., Inc.	561	17,655
Graphic Packaging Holding Co.*	5,507	31,996
Rock-Tenn Co. Class A	457	32,986
Silgan Holdings, Inc.	304	13,227

Total Containers & Packaging		132,462
Distributors – 0.2%
Genuine Parts Co.	674	41,134
LKQ Corp.*	1,156	21,386
Pool Corp.	130	5,406

Total Distributors		67,926
Diversified Consumer Services – 0.0%
Coinstar, Inc.*	143	6,432
Electric Utilities – 4.5%
American Electric Power Co., Inc.	3,412	149,923
Cleco Corp.	362	15,197
Duke Energy Corp.	3,398	220,190
Edison International	3,125	142,781
Entergy Corp.	1,584	109,771
FirstEnergy Corp.	1,391	61,343
Hawaiian Electric Industries, Inc.	392	10,313
NextEra Energy, Inc.	2,632	185,108
Northeast Utilities	908	34,713
NV Energy, Inc.	820	14,768
Pepco Holdings, Inc.(a)	963	18,201

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2012

Investments	Shares	Value

Pinnacle West Capital Corp.	552	$29,146
Portland General Electric Co.	470	12,709
PPL Corp.	5,132	149,085
Southern Co. (The)	3,763	173,437
UIL Holdings Corp.	208	7,459

Total Electric Utilities		1,334,144
Electrical Equipment – 0.1%
Generac Holdings, Inc.	1,126	25,774
Electronic Equipment, Instruments & Components – 0.6%
Anixter International, Inc.	230	13,216
Arrow Electronics, Inc.*	1,192	40,182
Avnet, Inc.*	1,591	46,282
FEI Co.	196	10,486
Jabil Circuit, Inc.	1,462	27,369
Molex, Inc.	869	22,837
Tech Data Corp.*	343	15,538

Total Electronic Equipment, Instruments & Components		175,910
Food & Staples Retailing – 7.3%
Casey’s General Stores, Inc.	170	9,714
Costco Wholesale Corp.	1,351	135,269
CVS Caremark Corp.	6,243	302,286
Harris Teeter Supermarkets, Inc.	152	5,904
Kroger Co. (The)	5,139	120,972
PriceSmart, Inc.	52	3,937
Sysco Corp.	2,989	93,466
United Natural Foods, Inc.*	157	9,177
Wal-Mart Stores, Inc.	19,830	1,463,454
Whole Foods Market, Inc.	339	33,018

Total Food & Staples Retailing		2,177,197
Food Products – 2.2%
ConAgra Foods, Inc.	2,076	57,277
Darling International, Inc.*	776	14,193
Flowers Foods, Inc.	455	9,182
Hain Celestial Group, Inc. (The)*	157	9,891
Hillshire Brands Co.	374	10,016
Hormel Foods Corp.	1,239	36,228
Ingredion, Inc.	505	27,856
J.M. Smucker Co. (The)	570	49,208
Kraft Foods, Inc. Class A	8,152	337,085
Ralcorp Holdings, Inc.*	356	25,988
Smithfield Foods, Inc.*	1,924	37,806
Snyders-Lance, Inc.	132	3,300
Tyson Foods, Inc. Class A	2,594	41,556

Total Food Products		659,586
Gas Utilities – 0.2%
New Jersey Resources Corp.	227	10,379
ONEOK, Inc.	688	33,237
Southwest Gas Corp.	222	9,812
WGL Holdings, Inc.	215	8,654

Total Gas Utilities		62,082

Health Care Providers & Services – 4.6%
Aetna, Inc.	3,469	$137,372
AMERIGROUP Corp.*	227	20,755
AmerisourceBergen Corp.	1,510	58,452
Cardinal Health, Inc.	1,895	73,848
Centene Corp.*	222	8,305
Cigna Corp.	2,195	103,538
Coventry Health Care, Inc.	904	37,688
Health Net, Inc.*	499	11,232
Henry Schein, Inc.*	391	30,995
Humana, Inc.	1,248	87,547
LifePoint Hospitals, Inc.*	329	14,075
McKesson Corp.	1,306	112,355
Molina Healthcare, Inc.*	235	5,910
Omnicare, Inc.	633	21,503
Quest Diagnostics, Inc.	1,019	64,635
UnitedHealth Group, Inc.	6,970	386,208
WellCare Health Plans, Inc.*	352	19,906
WellPoint, Inc.	2,981	172,928

Total Health Care Providers & Services		1,367,252
Hotels, Restaurants & Leisure – 0.7%
Brinker International, Inc.	410	14,473
Buffalo Wild Wings, Inc.*	39	3,344
Darden Restaurants, Inc.	729	40,642
Life Time Fitness, Inc.*	156	7,135
Penn National Gaming, Inc.*	430	18,533
Starbucks Corp.	1,532	77,749
Wyndham Worldwide Corp.	778	40,829

Total Hotels, Restaurants & Leisure		202,705
Household Durables – 0.3%
D.R. Horton, Inc.	718	14,820
Jarden Corp.	628	33,183
Lennar Corp. Class A(a)	200	6,954
Mohawk Industries, Inc.*	262	20,965

Total Household Durables		75,922
Household Products – 0.8%
Church & Dwight Co., Inc.	480	25,915
Energizer Holdings, Inc.	427	31,859
Kimberly-Clark Corp.	2,099	180,052

Total Household Products		237,826
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (The)	3,410	37,408
Industrial Conglomerates – 0.1%
Carlisle Cos., Inc.	280	14,538
Insurance – 3.5%
Allstate Corp. (The)	1,956	77,477
American Financial Group, Inc.	703	26,644
AmTrust Financial Services, Inc.	564	14,450
Arthur J. Gallagher & Co.	349	12,501
Assurant, Inc.	1,074	40,060
Chubb Corp. (The)	1,841	140,432

See Notes to Financial Statements.

54	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2012

Investments	Shares	Value

CNA Financial Corp.	1,658	$44,434
CNO Financial Group, Inc.	4,066	39,237
Erie Indemnity Co. Class A	179	11,504
Fidelity National Financial, Inc. Class A	1,171	25,048
First American Financial Corp.	456	9,882
Marsh & McLennan Cos., Inc.	2,569	87,166
Mercury General Corp.	317	12,252
ProAssurance Corp.	260	23,514
Progressive Corp. (The)	3,478	72,134
Protective Life Corp.	801	20,994
Prudential Financial, Inc.	4,600	250,746
Reinsurance Group of America, Inc.	723	41,840
RLI Corp.	133	8,866
Torchmark Corp.	824	42,312
W.R. Berkley Corp.	825	30,929

Total Insurance		1,032,422
Internet & Catalog Retail – 0.2%
HSN, Inc.	240	11,772
Liberty Interactive Corp. Class A*	2,423	44,826
Liberty Ventures*	121	6,006

Total Internet & Catalog Retail		62,604
Internet Software & Services – 0.1%
Equinix, Inc.*	45	9,272
IAC/InterActiveCorp	264	13,744
ValueClick, Inc.*	337	5,793

Total Internet Software & Services		28,809
IT Services – 4.7%
Booz Allen Hamilton Holding Corp.(a)	1,161	16,080
CACI International, Inc. Class A*	217	11,238
DST Systems, Inc.	290	16,402
International Business Machines Corp.	6,421	1,332,037
NeuStar, Inc. Class A*	271	10,848
Total System Services, Inc.	778	18,439

Total IT Services		1,405,044
Leisure Equipment & Products – 0.3%
Mattel, Inc.	1,910	67,767
Polaris Industries, Inc.	223	18,034

Total Leisure Equipment & Products		85,801
Machinery – 0.6%
Chart Industries, Inc.*	52	3,840
Cummins, Inc.	1,125	103,736
Kennametal, Inc.	571	21,173
Lincoln Electric Holdings, Inc.	371	14,488
Mueller Industries, Inc.	142	6,457
Valmont Industries, Inc.	157	20,645
Watts Water Technologies, Inc. Class A	201	7,604
Woodward, Inc.	245	8,325

Total Machinery		186,268
Media – 5.3%
CBS Corp. Class B	3,157	114,694
Cinemark Holdings, Inc.	437	9,802
Comcast Corp. Class A	11,269	403,092

Discovery Communications, Inc. Class A*	1,533	$91,413
Gannett Co., Inc.	3,325	59,019
McGraw-Hill Cos., Inc. (The)	1,401	76,481
News Corp. Class A	14,580	357,647
Sirius XM Radio, Inc.*	12,327	32,050
Time Warner Cable, Inc.	1,701	161,697
Time Warner, Inc.	6,500	294,645

Total Media		1,600,540
Metals & Mining – 0.1%
Carpenter Technology Corp.	144	7,534
Reliance Steel & Aluminum Co.	495	25,913

Total Metals & Mining		33,447
Multiline Retail – 2.0%
Big Lots, Inc.*	368	10,885
Dillard’s, Inc. Class A	526	38,040
Dollar General Corp.*	1,413	72,826
Dollar Tree, Inc.*	766	36,979
Family Dollar Stores, Inc.	472	31,294
Macy’s, Inc.	2,343	88,144
Nordstrom, Inc.	972	53,635
Saks, Inc.*(a)	475	4,897
Target Corp.	4,099	260,163

Total Multiline Retail		596,863
Multi-Utilities – 2.4%
Alliant Energy Corp.	576	24,993
Ameren Corp.	1,572	51,357
Avista Corp.	321	8,262
CenterPoint Energy, Inc.	1,674	35,656
CMS Energy Corp.	1,453	34,218
Consolidated Edison, Inc.	1,401	83,906
Dominion Resources, Inc.	2,797	148,073
DTE Energy Co.	1,002	60,060
Integrys Energy Group, Inc.	353	18,427
NiSource, Inc.	1,143	29,124
SCANA Corp.	683	32,968
Sempra Energy	1,316	84,869
Vectren Corp.	358	10,239
Wisconsin Energy Corp.	1,125	42,379
Xcel Energy, Inc.	2,462	68,222

Total Multi-Utilities		732,753
Oil, Gas & Consumable Fuels – 23.8%
Chevron Corp.	20,234	2,358,475
ConocoPhillips	14,854	849,352
CVR Energy, Inc.*	990	36,382
Exxon Mobil Corp.	37,241	3,405,689
HollyFrontier Corp.	2,843	117,331
Phillips 66	7,448	345,364
World Fuel Services Corp.	367	13,069

Total Oil, Gas & Consumable Fuels		7,125,662
Paper & Forest Products – 0.6%
International Paper Co.	3,840	139,469
MeadWestvaco Corp.	895	27,387

Total Paper & Forest Products		166,856

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	55

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2012

Investments	Shares	Value

Personal Products – 0.0%
Nu Skin Enterprises, Inc. Class A(a)	233	$9,047
Pharmaceuticals – 5.2%
Abbott Laboratories	10,505	720,223
Bristol-Myers Squibb Co.	9,118	307,732
Eli Lilly & Co.	10,051	476,518
Questcor Pharmaceuticals, Inc.(a)	133	2,460
Viropharma, Inc.*	572	17,286
Watson Pharmaceuticals, Inc.*	418	35,597

Total Pharmaceuticals		1,559,816
Professional Services – 0.1%
Advisory Board Co. (The)*	36	1,722
Towers Watson & Co. Class A	405	21,485

Total Professional Services		23,207
Road & Rail – 0.2%
AMERCO	140	14,891
Dollar Thrifty Automotive Group, Inc.*(a)	167	14,517
Landstar System, Inc.	140	6,619
Old Dominion Freight Line, Inc.*	373	11,250
Ryder System, Inc.	284	11,093

Total Road & Rail		58,370
Semiconductors & Semiconductor Equipment – 2.8%
Intel Corp.	36,832	835,350
Software – 0.0%
Fair Isaac Corp.	161	7,126
Specialty Retail – 4.0%
Aaron’s, Inc.	423	11,764
Advance Auto Parts, Inc.	337	23,064
American Eagle Outfitters, Inc.	704	14,840
Ascena Retail Group, Inc.*	769	16,495
AutoNation, Inc.*	674	29,434
Bed Bath & Beyond, Inc.*	1,026	64,638
Cabela’s, Inc.*	317	17,333
CarMax, Inc.*	1,002	28,357
Dick’s Sporting Goods, Inc.	388	20,118
DSW, Inc. Class A	276	18,415
Express, Inc.*	460	6,817
Foot Locker, Inc.	706	25,063
GameStop Corp. Class A(a)	1,465	30,765
Gap, Inc. (The)	2,338	83,654
Genesco, Inc.*	94	6,273
Home Depot, Inc. (The)	5,840	352,561
Lowe’s Cos., Inc.	4,509	136,352
Men’s Wearhouse, Inc. (The)	236	8,125
O’Reilly Automotive, Inc.*	422	35,288
Penske Automotive Group, Inc.	523	15,737
PetSmart, Inc.	406	28,006
Pier 1 Imports, Inc.	439	8,227
Rent-A-Center, Inc.	393	13,786
Ross Stores, Inc.	847	54,716
Select Comfort Corp.*	114	3,597

TJX Cos., Inc. (The)	2,789	$124,919
Tractor Supply Co.	175	17,306
Ulta Salon Cosmetics & Fragrance, Inc.	103	9,919

Total Specialty Retail		1,205,569
Textiles, Apparel & Luxury Goods – 1.3%
Carter’s, Inc.*	167	8,991
Crocs, Inc.*	363	5,884
Fossil, Inc.*	174	14,738
Hanesbrands, Inc.*	761	24,261
NIKE, Inc. Class B	1,599	151,761
PVH Corp.	371	34,770
Ralph Lauren Corp.	293	44,310
Steven Madden Ltd.*	189	8,263
VF Corp.	479	76,334
Warnaco Group, Inc. (The)*	257	13,338

Total Textiles, Apparel & Luxury Goods		382,650
Thrifts & Mortgage Finance – 0.1%
Ocwen Financial Corp.*	668	18,310
Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	219	9,073
W.W. Grainger, Inc.	241	50,217
WESCO International, Inc.*	238	13,614

Total Trading Companies & Distributors		72,904
Water Utilities – 0.1%
American Water Works Co., Inc.	714	26,461
TOTAL COMMON STOCKS (Cost: $26,554,807)		29,925,422
EXCHANGE-TRADED FUNDS – 0.0%
WisdomTree Earnings 500 Fund(b)	74	3,692
WisdomTree MidCap Earnings Fund(a)(b)	27	1,606

TOTAL EXCHANGE-TRADED FUNDS (Cost: $4,307)		5,298
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
MONEY MARKET FUND – 0.5%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $127,890)(d)	127,890	127,890
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $26,687,004)(e)		30,058,610
Liabilities in Excess of Other Assets – (0.4)%		(105,675)

NET ASSETS – 100.0%		$29,952,935
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $124,672 and the total market value of the collateral held by the Fund was $127,890.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

56	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2012

Investments	Shares	Value

UNITED STATES – 100.8%
COMMON STOCKS – 100.0%
Aerospace & Defense – 0.7%
BE Aerospace, Inc.*	235	$9,894
Hexcel Corp.*	229	5,501
Precision Castparts Corp.	304	49,655
Teledyne Technologies, Inc.*	106	6,719
TransDigm Group, Inc.*	97	13,761
Triumph Group, Inc.	171	10,693

Total Aerospace & Defense		96,223
Airlines – 0.4%
United Continental Holdings, Inc.*	2,638	51,441
Auto Components – 0.3%
BorgWarner, Inc.*	290	20,041
Dana Holding Corp.	843	10,369
Visteon Corp.*	184	8,181

Total Auto Components		38,591
Automobiles – 0.2%
Harley-Davidson, Inc.	576	24,405
Beverages – 2.9%
Coca-Cola Co. (The)	10,551	400,199
Monster Beverage Corp.*	201	10,886

Total Beverages		411,08
Biotechnology – 3.0%
Alexion Pharmaceuticals, Inc.*	95	10,868
Amgen, Inc.	3,191	269,065
Biogen Idec, Inc.*	461	68,795
Celgene Corp.*	791	60,432
Cubist Pharmaceuticals, Inc.*	157	7,486
Myriad Genetics, Inc.*	202	5,452
Onyx Pharmaceuticals, Inc.*	5	423

Total Biotechnology		422,521
Chemicals – 1.5%
Albemarle Corp.	304	16,015
Celanese Corp. Series A	642	24,338
CF Industries Holdings, Inc.	379	84,229
Ecolab, Inc.	462	29,942
FMC Corp.	358	19,826
H.B. Fuller Co.	143	4,387
Kronos Worldwide, Inc.	644	9,621
NewMarket Corp.	39	9,613
Rockwood Holdings, Inc.	292	13,607

Total Chemicals		211,578
Commercial Banks – 0.7%
Fifth Third Bancorp	3,485	54,053
Hancock Holding Co.	211	6,530
Huntington Bancshares, Inc.	3,626	25,020
Signature Bank*	104	6,976
Susquehanna Bancshares, Inc.	381	3,985
SVB Financial Group*	120	7,255
Umpqua Holdings Corp.	254	3,274

Total Commercial Banks		107,093

Commercial Services & Supplies – 0.0%
Clean Harbors, Inc.*	90	$4,397
Communications Equipment – 1.4%
F5 Networks, Inc.*	92	9,632
QUALCOMM, Inc.	3,090	193,095
Riverbed Technology, Inc.*	116	2,699

Total Communications Equipment		205,426
Computers & Peripherals – 12.9%
Apple, Inc.	2,444	1,630,782
Dell, Inc.	10,586	104,378
EMC Corp.*	3,976	108,426

Total Computers & Peripherals		1,843,586
Consumer Finance – 2.4%
American Express Co.	3,493	198,613
Credit Acceptance Corp.*	91	7,781
Discover Financial Services	3,318	131,824

Total Consumer Finance		338,218
Containers & Packaging – 0.3%
Graphic Packaging Holding Co.*	3,156	18,336
Rock-Tenn Co. Class A	269	19,417

Total Containers & Packaging		37,753
Distributors – 0.1%
LKQ Corp.*	662	12,247
Pool Corp.	85	3,534

Total Distributors		15,781
Diversified Consumer Services – 0.0%
Coinstar, Inc.*(a)	80	3,598
Diversified Financial Services – 0.1%
MSCI, Inc. Class A*	229	8,196
Diversified Telecommunication Services – 0.4%
CenturyLink, Inc.	1,243	50,217
Electric Utilities – 0.9%
FirstEnergy Corp.	817	36,030
PPL Corp.	2,962	86,046
UIL Holdings Corp.	133	4,769

Total Electric Utilities		126,845
Electrical Equipment – 0.4%
AMETEK, Inc.	531	18,824
Belden, Inc.	156	5,753
Generac Holdings, Inc.	633	14,489
Roper Industries, Inc.	191	20,990

Total Electrical Equipment		60,056
Electronic Equipment, Instruments & Components – 0.4%
Avnet, Inc.*	929	27,025
Cognex Corp.	79	2,732
FEI Co.	108	5,778
IPG Photonics Corp.*(a)	108	6,188
Jabil Circuit, Inc.	847	15,856
Trimble Navigation Ltd.*	140	6,672

Total Electronic Equipment, Instruments & Components		64,251

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2012

Investments	Shares	Value

Energy Equipment & Services – 1.4%
Halliburton Co.	3,966	$133,614
Helmerich & Payne, Inc.	405	19,282
Lufkin Industries, Inc.	46	2,476
Oil States International, Inc.*	199	15,813
Patterson-UTI Energy, Inc.	905	14,335
RPC, Inc.(a)	1,478	17,573

Total Energy Equipment & Services		203,093
Food & Staples Retailing – 2.0%
Casey’s General Stores, Inc.	94	5,371
Costco Wholesale Corp.	788	78,899
CVS Caremark Corp.	3,605	174,554
Fresh Market, Inc. (The)*	46	2,759
PriceSmart, Inc.	35	2,650
Whole Foods Market, Inc.	197	19,188

Total Food & Staples Retailing		283,421
Food Products – 0.5%
Darling International, Inc.*	479	8,761
Green Mountain Coffee Roasters, Inc.*(a)	305	7,244
Hain Celestial Group, Inc. (The)*	66	4,158
Hershey Co. (The)	483	34,240
Hillshire Brands Co.	217	5,811
Ingredion, Inc.	292	16,107
Snyder’s-Lance, Inc.	91	2,275

Total Food Products		78,596
Health Care Equipment & Supplies – 0.2%
Align Technology, Inc.*	122	4,510
Cooper Cos., Inc. (The)	122	11,524
Intuitive Surgical, Inc.*	39	19,330

Total Health Care Equipment & Supplies		35,364
Health Care Providers & Services – 1.1%
Accretive Health, Inc.*(a)	73	815
Aetna, Inc.	2,000	79,199
Centene Corp.*	123	4,601
HMS Holdings Corp.*	88	2,942
Humana, Inc.	729	51,139
Molina Healthcare, Inc.*	150	3,773
WellCare Health Plans, Inc.*	201	11,367

Total Health Care Providers & Services		153,836
Health Care Technology – 0.1%
Athenahealth, Inc.*	12	1,101
Cerner Corp.*	185	14,321
Quality Systems, Inc.	88	1,632

Total Health Care Technology		17,054
Hotels, Restaurants & Leisure – 1.8%
Buffalo Wild Wings, Inc.*	26	2,229
Chipotle Mexican Grill, Inc.*	22	6,986
Hyatt Hotels Corp. Class A*	123	4,938
Las Vegas Sands Corp.	970	44,979
Life Time Fitness, Inc.*	84	3,842
Panera Bread Co. Class A*	39	6,665
Penn National Gaming, Inc.*	262	11,292

Starbucks Corp.	902	$45,777
Starwood Hotels & Resorts Worldwide, Inc.	448	25,966
Wyndham Worldwide Corp.	461	24,193
Wynn Resorts Ltd.	211	24,358
Yum! Brands, Inc.	927	61,497

Total Hotels, Restaurants & Leisure		262,722
Household Durables – 0.1%
D.R. Horton, Inc.	387	7,988
Lennar Corp. Class A(a)	130	4,520

Total Household Durables		12,508
Industrial Conglomerates – 0.7%
Carlisle Cos., Inc.	170	8,826
Danaher Corp.	1,750	96,513

Total Industrial Conglomerates		105,339
Insurance – 3.5%
AmTrust Financial Services, Inc.	308	7,891
MetLife, Inc.	9,122	314,344
ProAssurance Corp.	144	13,023
Protective Life Corp.	458	12,004
Prudential Financial, Inc.	2,663	145,160

Total Insurance		492,422
Internet & Catalog Retail – 0.6%
Amazon.com, Inc.*	148	37,639
Netflix, Inc.*	98	5,335
priceline.com, Inc.*	65	40,218

Total Internet & Catalog Retail		83,192
Internet Software & Services – 5.0%
CoStar Group, Inc.*	17	1,386
eBay, Inc.*	2,257	109,261
Equinix, Inc.*	29	5,975
Google, Inc. Class A*	760	573,421
IAC/InterActiveCorp	162	8,434
Rackspace Hosting, Inc.*	60	3,965
ValueClick, Inc.*	213	3,661

Total Internet Software & Services		706,103
IT Services – 3.3%
Alliance Data Systems Corp.*(a)	112	15,898
Cognizant Technology Solutions Corp. Class A*	554	38,736
FleetCor Technologies, Inc.*	173	7,750
MasterCard, Inc. Class A	277	125,060
NeuStar, Inc. Class A*	169	6,765
Sapient Corp.*	287	3,059
Teradata Corp.*	238	17,948
VeriFone Systems, Inc.*	294	8,188
Visa, Inc. Class A	1,372	184,233
Western Union Co. (The)	3,035	55,298
Wright Express Corp.*	95	6,623

Total IT Services		469,558
Leisure Equipment & Products – 0.4%
Mattel, Inc.	1,121	39,773
Polaris Industries, Inc.	128	10,351

Total Leisure Equipment & Products		50,124

See Notes to Financial Statements.

58	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2012

Investments	Shares	Value

Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	1,237	$47,563
Machinery – 3.7%
Actuant Corp. Class A	239	6,840
AGCO Corp.*	583	27,681
Caterpillar, Inc.	2,262	194,621
Chart Industries, Inc.*	35	2,585
Colfax Corp.*	93	3,410
Cummins, Inc.	656	60,490
Donaldson Co., Inc.	322	11,177
Graco, Inc.	122	6,134
Illinois Tool Works, Inc.	1,627	96,758
Lincoln Electric Holdings, Inc.	211	8,240
Middleby Corp.*	44	5,088
Mueller Industries, Inc.	77	3,501
PACCAR, Inc.	1,110	44,428
Robbins & Myers, Inc.	121	7,212
Sauer-Danfoss, Inc.	238	9,570
Trinity Industries, Inc.	177	5,305
Valmont Industries, Inc.	88	11,572
WABCO Holdings, Inc.*	254	14,648
Wabtec Corp.	105	8,430
Woodward, Inc.	153	5,199

Total Machinery		532,889
Marine – 0.1%
Kirby Corp.*	136	7,518
Media – 2.5%
CBS Corp. Class B	1,816	65,975
Comcast Corp. Class A	6,531	233,615
Liberty Media Corp. Class A*	434	45,210
Sirius XM Radio, Inc.*	7,052	18,335

Total Media		363,135
Metals & Mining – 0.9%
Allegheny Technologies, Inc.	268	8,549
Carpenter Technology Corp.	91	4,761
Cliffs Natural Resources, Inc.(a)	1,139	44,569
Nucor Corp.	807	30,876
Reliance Steel & Aluminum Co.	274	14,344
Royal Gold, Inc.	66	6,591
Stillwater Mining Co.*	553	6,520
Walter Energy, Inc.	246	7,985

Total Metals & Mining		124,195
Multiline Retail – 1.2%
Dillard’s, Inc. Class A	299	21,624
Dollar General Corp.*	800	41,232
Dollar Tree, Inc.*	444	21,434
Macy’s, Inc.	1,358	51,088
Nordstrom, Inc.	569	31,397

Total Multiline Retail		166,775
Multi-Utilities – 0.2%
Wisconsin Energy Corp.	645	24,297

Oil, Gas & Consumable Fuels – 22.6%
Alpha Natural Resources, Inc.*	1,561	$10,256
Anadarko Petroleum Corp.	903	63,138
Cabot Oil & Gas Corp.	200	8,980
Concho Resources, Inc.*	212	20,087
ConocoPhillips	8,606	492,091
Continental Resources, Inc.*	232	17,841
CVR Energy, Inc.*	568	20,874
Denbury Resources, Inc.*	1,480	23,917
EOG Resources, Inc.	472	52,888
Exxon Mobil Corp.	21,584	1,973,857
Gulfport Energy Corp.*	189	5,908
HollyFrontier Corp.	1,668	68,838
Kinder Morgan, Inc.	1,607	57,081
Phillips 66	4,298	199,298
Pioneer Natural Resources Co.	359	37,480
Plains Exploration & Production Co.*	411	15,400
Rosetta Resources, Inc.*	96	4,598
SM Energy Co.	150	8,117
Valero Energy Corp.	3,929	124,471
W&T Offshore, Inc.	457	8,582
World Fuel Services Corp.	209	7,442

Total Oil, Gas & Consumable Fuels		3,221,144
Personal Products – 0.3%
Estee Lauder Cos., Inc. (The) Class A	665	40,944
Nu Skin Enterprises, Inc. Class A(a)	144	5,592

Total Personal Products		46,536
Pharmaceuticals – 1.1%
Allergan, Inc.	457	41,852
Endo Pharmaceuticals Holdings, Inc.*	450	14,274
Forest Laboratories, Inc.*	1,464	52,133
Perrigo Co.	159	18,471
Questcor Pharmaceuticals, Inc.*	87	1,610
Salix Pharmaceuticals Ltd.*	106	4,488
Viropharma, Inc.*	324	9,791
Watson Pharmaceuticals, Inc.*	241	20,524

Total Pharmaceuticals		163,143
Professional Services – 0.1%
Acacia Research Corp.*	17	466
IHS, Inc. Class A*	64	6,230
Robert Half International, Inc.	227	6,045

Total Professional Services		12,741
Real Estate Investment Trusts (REITs) – 1.3%
American Campus Communities, Inc.	41	1,799
American Tower Corp.	281	20,061
AvalonBay Communities, Inc.	56	7,615
BRE Properties, Inc.	45	2,110
Digital Realty Trust, Inc.	80	5,588
Equity Lifestyle Properties, Inc.	16	1,090
Essex Property Trust, Inc.	9	1,334
Extra Space Storage, Inc.	87	2,893
HCP, Inc.	756	33,627

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	59

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Growth Fund (ROI)

September 30, 2012

Investments	Shares	Value

Health Care REIT, Inc.	88	$5,082
Macerich Co. (The)	157	8,985
Mid-America Apartment Communities, Inc.	25	1,633
Simon Property Group, Inc.	311	47,213
SL Green Realty Corp.	341	27,304
Tanger Factory Outlet Centers, Inc.	65	2,101
Ventas, Inc.	271	16,870

Total Real Estate Investment Trusts (REITs)		185,305
Road & Rail – 0.3%
Hertz Global Holdings, Inc.*	1,050	14,417
Kansas City Southern	208	15,761
Landstar System, Inc.	88	4,161
Old Dominion Freight Line, Inc.*	193	5,821

Total Road & Rail		40,160
Semiconductors & Semiconductor Equipment – 4.0%
Intel Corp.	21,339	483,968
KLA-Tencor Corp.	648	30,913
Linear Technology Corp.	669	21,308
LSI Corp.*	656	4,533
Microsemi Corp.*	211	4,235
NVIDIA Corp.*	2,004	26,733
ON Semiconductor Corp.*	875	5,399

Total Semiconductors & Semiconductor Equipment		577,089
Software – 7.6%
ACI Worldwide, Inc.*	60	2,536
Blackbaud, Inc.	51	1,220
Cadence Design Systems, Inc.*	286	3,679
CommVault Systems, Inc.*	23	1,350
Fair Isaac Corp.	101	4,470
Fortinet, Inc.*	98	2,366
Informatica Corp.*	104	3,620
Mentor Graphics Corp.*	343	5,310
MICROS Systems, Inc.*	129	6,336
Microsoft Corp.	33,965	1,011,479
Nuance Communications, Inc.*	199	4,953
Parametric Technology Corp.*	225	4,905
QLIK Technologies, Inc.*	18	403
Red Hat, Inc.*	112	6,377
SolarWinds, Inc.*	79	4,403
Ultimate Software Group, Inc.*	4	408
VMware, Inc. Class A*	269	26,024

Total Software		1,089,839
Specialty Retail – 1.9%
Ascena Retail Group, Inc.*	436	9,352
Bed Bath & Beyond, Inc.*	592	37,297
Cabela’s, Inc.*	178	9,733
DSW, Inc. Class A	156	10,408
Express, Inc.*	284	4,209
Foot Locker, Inc.	403	14,307
Genesco, Inc.*	58	3,870
Men’s Wearhouse, Inc. (The)	148	5,096
O’Reilly Automotive, Inc.*	245	20,487

Penske Automotive Group, Inc.	293	$8,816
PetSmart, Inc.	228	15,727
Pier 1 Imports, Inc.	277	5,191
Ross Stores, Inc.	497	32,106
Select Comfort Corp.*	77	2,429
TJX Cos., Inc. (The)	1,638	73,367
Tractor Supply Co.	101	9,988
Ulta Salon Cosmetics & Fragrance, Inc.	56	5,393

Total Specialty Retail		267,776
Textiles, Apparel & Luxury Goods – 1.7%
Carter’s, Inc.*	105	5,653
Coach, Inc.	592	33,164
Crocs, Inc.*	228	3,696
Fossil, Inc.*	102	8,639
NIKE, Inc. Class B	925	87,792
PVH Corp.	216	20,244
Ralph Lauren Corp.	172	26,012
Steven Madden Ltd.*	103	4,503
Under Armour, Inc. Class A*(a)	92	5,136
VF Corp.	281	44,780

Total Textiles, Apparel & Luxury Goods		239,619
Thrifts & Mortgage Finance – 0.1%
Ocwen Financial Corp.*	379	10,388
Trading Companies & Distributors – 0.4%
Fastenal Co.(a)	331	14,230
MSC Industrial Direct Co. Class A	132	8,905
W.W. Grainger, Inc.	141	29,380
WESCO International, Inc.*	135	7,722

Total Trading Companies & Distributors		60,237
TOTAL COMMON STOCKS (Cost: $12,891,845)		14,254,942
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
MONEY MARKET FUND – 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(b)
(Cost: $121,809)(c)	121,809	121,809
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $13,013,654)(d)		14,376,751
Liabilities in Excess of Other Assets – (0.8)%		(116,175)

NET ASSETS – 100.0%		$14,260,576
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(c)	At September 30, 2012, the total market value of the Fund’s securities on loan was $118,945 and the total market value of the collateral held by the Fund was $121,809.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

60	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2012

Investments	Shares	Value

INDIA – 99.7%
COMMON STOCKS – 99.7%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	77,682	$1,779,933
Auto Components – 0.4%
Amtek India Ltd.	13,300	24,333
Bharat Forge Ltd.	340,491	1,972,453
Exide Industries Ltd.	811,412	2,358,317
Motherson Sumi Systems Ltd.	24,600	104,286

Total Auto Components		4,459,389
Automobiles – 8.0%
Bajaj Auto Ltd.	260,879	9,051,752
Hero Motocorp Ltd.	236,172	8,419,267
Mahindra & Mahindra Ltd.	963,949	15,802,952
Maruti Suzuki India Ltd.	222,271	5,691,520
Tata Motors Ltd.	9,160,707	46,467,857

Total Automobiles		85,433,348
Beverages – 0.1%
United Spirits Ltd.	48,615	1,120,878
Biotechnology – 0.0%
Biocon Ltd.	83,708	436,116
Building Products – 0.2%
Sintex Industries Ltd.	1,465,364	1,850,284
Capital Markets – 0.1%
India Infoline Ltd.	1,286,090	1,406,909
Chemicals – 1.4%
Asian Paints Ltd.	44,983	3,355,751
Berger Paints India Ltd.	25,200	70,304
Castrol India Ltd.	105,539	622,789
Chambal Fertilizers & Chemicals Ltd.	48,828	68,366
Coromandel International Ltd.	330,292	1,803,471
Godrej Industries Ltd.	47,315	257,544
Gujarat Fluorochemicals Ltd.	224,739	1,640,644
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	48
Gujarat State Fertilizers & Chemicals Ltd.	1,282,420	1,942,655
Pidilite Industries Ltd.	13,586	53,100
Tata Chemicals Ltd.	337,603	2,053,653
United Phosphorus Ltd.	1,093,072	2,728,276

Total Chemicals		14,596,601
Commercial Banks – 15.7%
Allahabad Bank	922,205	2,565,809
Andhra Bank	1,562,658	3,334,480
Axis Bank Ltd.	767,699	16,534,384
Bank of Baroda	569,386	8,612,307
Bank of India	856,689	5,054,538
Canara Bank	860,617	7,039,780
Central Bank of India	1,362,611	2,020,214
Corp. Bank	325,103	2,572,409
Dena Bank Ltd.	1,124,072	2,261,144
Federal Bank Ltd.	415,977	3,524,901
HDFC Bank Ltd.	1,968,981	23,486,291

ICICI Bank Ltd.	1,604,654	$32,211,728
IDBI Bank Ltd.	1,834,723	3,480,217
Indian Bank	943,191	3,457,503
Indian Overseas Bank	1,300,263	1,930,242
Jammu & Kashmir Bank Ltd.	186,642	3,300,426
Karnataka Bank Ltd.	880,937	1,823,003
Oriental Bank of Commerce	542,700	3,105,773
State Bank of India	579,667	24,624,171
Syndicate Bank	1,450,692	2,991,047
UCO Bank	1,695,524	2,472,003
Union Bank of India Ltd.	1,039,856	4,097,717
Vijaya Bank Ltd.	1,395,951	1,488,714
Yes Bank Ltd.	733,611	5,313,794

Total Commercial Banks		167,302,595
Communications Equipment – 0.0%
Sterlite Technologies Ltd.	26,600	15,861
Construction & Engineering – 1.5%
Alstom India Ltd.	9,056	69,201
Engineers India Ltd.	167,485	750,340
Era Infra Engineering Ltd.	582,187	1,524,316
IRB Infrastructure Developers Ltd.	495,576	1,428,616
Larsen & Toubro Ltd.	350,391	10,607,723
Punj Lloyd Ltd.	403,506	417,697
Voltas Ltd.	664,927	1,575,175

Total Construction & Engineering		16,373,068
Construction Materials – 1.6%
ACC Ltd.	133,120	3,710,173
Ambuja Cements Ltd.	1,597,832	6,119,291
India Cements Ltd.	502,160	903,498
Madras Cements Ltd.	119,910	437,969
Ultratech Cement Ltd.	157,168	5,863,742

Total Construction Materials		17,034,673
Consumer Finance – 1.2%
Mahindra & Mahindra Financial Services Ltd.	193,468	3,291,652
Manappuram Finance Ltd.	3,125,274	2,355,288
Muthoot Finance Ltd.	353,441	1,200,808
Shriram Transport Finance Co., Ltd.	517,736	6,084,342

Total Consumer Finance		12,932,090
Diversified Consumer Services – 0.1%
Educomp Solutions Ltd.	277,528	845,291
Diversified Financial Services – 2.9%
Bajaj Holdings and Investment Ltd.	357,137	5,379,907
Indiabulls Financial Services Ltd.	1,470,732	5,965,743
Kotak Mahindra Bank Ltd.	588,958	7,244,033
L&T Finance Holdings Ltd.*	193,000	176,735
Multi Commodity Exchange of India Ltd.	11,000	267,310
Reliance Capital Ltd.	269,454	2,204,113
Rural Electrification Corp., Ltd.	2,060,039	8,524,097
SREI Infrastructure Finance Ltd.	1,787,307	926,777

Total Diversified Financial Services		30,688,715

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2012

Investments	Shares	Value

Diversified Telecommunication Services – 0.1%
Tulip Telecom Ltd.	695,654	$601,419
Electric Utilities – 1.6%
CESC Ltd.	338,132	2,126,106
Power Grid Corp. of India Ltd.	3,283,248	7,500,832
Reliance Infrastructure Ltd.	779,077	7,940,692

Total Electric Utilities		17,567,630
Electrical Equipment – 1.9%
Bharat Heavy Electricals Ltd.	3,770,580	17,653,706
Crompton Greaves Ltd.	840,412	2,009,213
Havells India Ltd.	27,800	329,152

Total Electrical Equipment		19,992,071
Electronic Equipment, Instruments & Components – 0.1%
Redington India Ltd.	420,501	623,437
Energy Equipment & Services – 0.1%
Aban Offshore Ltd.	86,946	721,679
BGR Energy Systems Ltd.	74,100	385,638

Total Energy Equipment & Services		1,107,317
Food Products – 0.4%
GlaxoSmithKline Consumer Healthcare Ltd.	2,000	113,816
McLeod Russel India Ltd.	121,800	746,341
Nestle India Ltd.	25,619	2,138,089
Tata Global Beverages Ltd.	301,784	817,326

Total Food Products		3,815,572
Gas Utilities – 1.1%
GAIL India Ltd.	1,296,238	9,406,296
Gujarat Gas Co., Ltd.	46,946	304,666
Gujarat State Petronet Ltd.	722,906	1,106,048
Indraprastha Gas Ltd.	94,000	471,827

Total Gas Utilities		11,288,837
Health Care Equipment & Supplies – 0.2%
Opto Circuits India Ltd.	800,170	1,966,102
Health Care Providers & Services – 0.1%
Apollo Hospitals Enterprise Ltd.	68,644	951,672
Hotels, Restaurants & Leisure – 0.0%
Jubilant Foodworks Ltd.*	8,500	221,214
Household Durables – 0.0%
TTK Prestige Ltd.	1,400	99,017
Household Products – 1.4%
Hindustan Unilever Ltd.	1,403,500	14,524,608
Independent Power Producers & Energy Traders – 2.0%
GVK Power & Infrastructure Ltd.*	3,798,183	1,051,350
Jaiprakash Power Ventures Ltd.*	923,003	616,852
JSW Energy Ltd.	1,183,990	1,363,682
NHPC Ltd.	10,402,083	3,806,241
NTPC Ltd.	4,243,242	13,523,349
PTC India Ltd.	831,943	1,118,300

Total Independent Power Producers & Energy Traders		21,479,774
Industrial Conglomerates – 0.7%
Aditya Birla Nuvo Ltd.	126,009	2,145,223

Jaiprakash Associates Ltd.	2,557,314	$3,987,848
Max India Ltd.*	56,700	241,119
Siemens Ltd.	124,003	1,666,970

Total Industrial Conglomerates		8,041,160
Insurance – 0.4%
Bajaj Finserv Ltd.	241,073	3,992,822
IT Services – 12.0%
Core Education & Technologies Ltd.	242,210	1,510,340
HCL Technologies Ltd.	544,265	5,958,590
Hexaware Technologies Ltd.	655,100	1,512,772
Infosys Ltd.	1,381,640	66,402,280
MindTree Ltd.	9,965	125,004
Mphasis Ltd.	525,957	4,012,610
Polaris Financial Technology Ltd.	344,200	849,325
Satyam Computer Services Ltd.*	3,367,026	7,069,829
Tata Consultancy Services Ltd.	1,050,274	25,804,343
Tech Mahindra Ltd.	128,112	2,361,006
Wipro Ltd.	1,646,907	11,897,884

Total IT Services		127,503,983
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	121,526	2,494,342
Machinery – 0.4%
Abg Shipyard Ltd.*	3,424	24,379
Ashok Leyland Ltd.	3,884,876	1,775,059
Cummins India Ltd.	214,439	2,054,135
Eicher Motors Ltd.	5,400	236,619
Thermax Ltd.	39,500	420,462

Total Machinery		4,510,654
Media – 0.6%
Eros International Media Ltd.*	12,500	38,416
Sun TV Network Ltd.	362,811	2,400,970
Zee Entertainment Enterprises Ltd.	1,219,420	4,516,328

Total Media		6,955,714
Metals & Mining – 8.7%
Bhushan Steel Ltd.	394,939	3,734,867
Gujarat Mineral Development Corp., Ltd.	185,900	696,442
Hexa Tradex Ltd.*	188,920	96,528
Hindalco Industries Ltd.	5,987,703	13,702,071
Hindustan Zinc Ltd.	1,095,086	2,823,617
Jindal Saw Ltd.	813,066	1,831,306
Jindal Steel & Power Ltd.	1,944,188	15,744,809
JSW Steel Ltd.	261,261	3,749,389
MOIL Ltd.	294,786	1,409,518
National Aluminium Co., Ltd.	646,112	622,899
NMDC Ltd.	1,541,673	5,667,464
Sesa Goa Ltd.	3,346,995	10,863,694
Steel Authority of India Ltd.	3,146,660	5,097,774
Sterlite Industries India Ltd.	5,717,181	10,790,508
Tata Steel Ltd.	1,843,307	14,010,462
Welspun Corp., Ltd.	907,699	1,744,152

Total Metals & Mining		92,585,500

See Notes to Financial Statements.

62	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2012

Investments	Shares		Value

Oil, Gas & Consumable Fuels – 20.2%
Bharat Petroleum Corp., Ltd.	494,746		$3,270,792
Cairn India Ltd.*	2,741,841		17,208,957
Coal India Ltd.	1,905,244		12,965,918
Great Eastern Shipping Co., Ltd. (The)	376,715		1,765,550
Hindustan Oil Exploration Co., Ltd.*	22,800		50,273
Hindustan Petroleum Corp., Ltd.	293,390		1,712,670
Indian Oil Corp., Ltd.	2,134,954		10,139,463
Mangalore Refinery & Petrochemicals Ltd.	1,373,341		1,588,279
Oil & Natural Gas Corp., Ltd.	12,283,494		65,405,617
Oil India Ltd.	773,837		7,216,806
Petronet LNG Ltd.	650,755		1,948,749
Reliance Industries Ltd.	5,775,607		91,673,868

Total Oil, Gas & Consumable Fuels			214,946,942
Personal Products – 0.5%
Colgate-Palmolive India Ltd.	2,576		58,948
Dabur India Ltd.	797,174		1,934,558
Godrej Consumer Products Ltd.	239,375		3,035,927
Marico Ltd.	119,755		454,317

Total Personal Products			5,483,750
Pharmaceuticals – 3.0%
Cadila Healthcare Ltd.	121,179		2,007,052
Cipla Ltd.	757,338		5,457,658
Dr. Reddy’s Laboratories Ltd.	175,134		5,464,201
Glenmark Pharmaceuticals Ltd.	347,950		2,776,937
Ipca Laboratories Ltd.	19,500		179,029
Lupin Ltd.	322,932		3,648,712
Strides Arcolab Ltd. Class Preference	49,400		828,641
Sun Pharmaceutical Industries Ltd.	833,945		10,997,259
Torrent Pharmaceuticals Ltd.	2,600		34,235
Wockhardt Ltd.*	29,440		719,787

Total Pharmaceuticals			32,113,511
Professional Services – 0.0%
eClerx Services Ltd.	21,900		321,327
Real Estate Management & Development – 1.0%
Anant Raj Industries Ltd.	127,231		172,472
DLF Ltd.	740,614		3,275,158
Housing Development & Infrastructure Ltd.*	2,940,910		5,430,745
Sobha Developers Ltd.	31,500		219,028
Unitech Ltd.*	4,081,294		1,880,281

Total Real Estate Management & Development			10,977,684
Road & Rail – 0.3%
Container Corp. of India	152,641		2,765,886
Software – 0.5%
Financial Technologies India Ltd.	60,283		1,114,798
KPIT Cummins Infosystems Ltd.	182,900		429,292
NIIT Technologies Ltd.	105,500		596,057
Oracle Financial Services Software Ltd.*	52,978		3,022,343

Total Software			5,162,490
Textiles, Apparel & Luxury Goods – 0.5%
Arvind Ltd.	1,412,400		2,139,553

Bata India Ltd.	10,800		$200,111
Gitanjali Gems Ltd.	240,400		1,586,790
Raymond Ltd.	8,200		61,137
Titan Industries Ltd.	199,906		989,771

Total Textiles, Apparel & Luxury Goods			4,977,362
Thrifts & Mortgage Finance – 4.3%
Dewan Housing Finance Corp., Ltd.	422,766		1,609,068
Housing Development Finance Corp.	3,030,100		44,487,808

Total Thrifts & Mortgage Finance			46,096,876
Tobacco – 1.5%
ITC Ltd.	3,011,020		15,550,324
Trading Companies & Distributors – 0.3%
Adani Enterprises Ltd.	937,361		3,574,750
Transportation Infrastructure – 0.5%
Adani Port and Special Economic Zone	931,909		2,252,695
Jaypee Infratech Ltd.	2,793,887		2,743,831

Total Transportation Infrastructure			4,996,526
Wireless Telecommunication Services – 1.7%
Bharti Airtel Ltd.	2,489,321		12,528,017
Idea Cellular Ltd.*	1,208,068		1,953,706
Reliance Communications Ltd.	2,627,035		3,227,450

Total Wireless Telecommunication Services			17,709,173
TOTAL COMMON STOCKS (Cost: $987,707,315)			1,061,275,197

	Principal amount
FOREIGN CORPORATE BOND – 0.0%
Chemicals – 0.0%
Coromandel International Ltd. 9.00%, 7/23/16
(Cost: $81,356)	4,115,040	INR	75,989

	Shares
RIGHTS – 0.0%
Insurance – 0.0%
Bajaj Finserv Ltd., expiring 10/08/12* (Cost: $0)	26,827		76,293
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $987,788,671)(a)			1,061,427,479
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%			2,713,594

NET ASSETS – 100.0%			$1,064,141,073

INR – Indian Rupee

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	63

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic and International Earnings Funds

September 30, 2012

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$43,914,760	$49,343,153	$149,181,166	$153,672,438	$26,682,697	$13,013,654	$987,788,671

Investment in affiliates, at cost (Note 8)	52,342	92	113,641	153,114	4,307	—	—

Foreign currency, at cost	—	—	—	—	—	—	2,169,146
Investments in securities, at value (including securities on loan) (Note 2)[1]	49,133,614	55,197,731	164,791,294	168,058,109	30,053,312	14,376,751	1,061,427,479

Investment in affiliates, at value (Note 8)	59,895	95	143,685	174,069	5,298	—	—

Cash	5,526	31,129	171,627	33,853	15,693	252	7,200,044

Foreign currency, at value	—	—	—	—	—	—	2,199,051

Receivables:

Dividends and interest	53,092	64,021	167,534	139,039	22,920	9,921	1,193,407

Investment securities sold	10,809	—	424,628	—	21,814	—	1,072,138
Total Assets	49,262,936	55,292,976	165,698,768	168,405,070	30,119,037	14,386,924	1,073,092,119
LIABILITIES:

Payables:

Note Payable (Note 9)	—	—	—	—	—	—	7,125,000

Collateral for securities on loan (Note 2)	745,366	337,301	10,508,992	14,209,923	127,890	121,809	—

Investment securities purchased	—	—	371,788	—	28,771	—	1,063,730

Advisory fees (Note 3)	11,160	13,736	48,779	46,176	9,332	4,487	670,093

Service fees (Note 2)	176	217	566	536	109	52	3,552

Interest expense (Note 9)	—	—	—	—	—	—	4,837

Tax expense (Note 7)	—	—	—	—	—	—	83,834
Total Liabilities	756,702	351,254	10,930,125	14,256,635	166,102	126,348	8,951,046
NET ASSETS	$48,506,234	$54,941,722	$154,768,643	$154,148,435	$29,952,935	$14,260,576	$1,064,141,073
NET ASSETS:

Paid-in capital	$49,711,803	$66,111,043	$155,089,664	$158,094,003	$36,598,314	$13,166,317	$1,235,394,894

Undistributed net investment income	27,938	31,605	106,141	54,124	9,655	4,545	598,214

Accumulated net realized loss on investments and foreign currency related transactions	(6,459,914)	(17,055,507)	(16,067,334)	(18,406,318)	(10,026,640)	(273,383)	(245,563,016)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,226,407	5,854,581	15,640,172	14,406,626	3,371,606	1,363,097	73,710,981
NET ASSETS	$48,506,234	$54,941,722	$154,768,643	$154,148,435	$29,952,935	$14,260,576	$1,064,141,073
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	950,000	1,100,000	2,600,000	2,750,000	650,000	350,000	56,000,000
Net asset value per share	$51.06	$49.95	$59.53	$56.05	$46.08	$40.74	$19.00
[1]	Market value of securities out on loan were as follows: $727,159, $329,521, $10,225,766, $13,802,395, $124,672, $118,945 and $0, respectively.

See Notes to Financial Statements.

64	WisdomTree Domestic and International Earnings Funds

Statements of Operations (unaudited)

WisdomTree Domestic and International Earnings Funds

For the Six Months Ended September 30, 2012

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends[1]	$482,503	$709,594	$1,433,516	$1,090,830	$387,358	$148,346	$10,999,080

Dividends from affiliates (Note 8)	845	1,033	4,018	2,592	839	–	–

Interest	2	3	6	10	2	–	281

Securities lending income (Note 2)	5,140	2,166	128,857	94,918	589	1,827	–
Total investment income	488,490	712,796	1,566,397	1,188,350	388,788	150,173	10,999,361
EXPENSES:

Advisory fees (Note 3)	61,046	87,935	285,121	268,252	55,068	30,146	3,127,498

Service fees (Note 2)	959	1,378	3,292	3,106	638	349	18,874

Custody and accounting	–	–	–	–	–	–	492,798

Tax expense (Note 7)	–	–	–	–	–	–	246,519

Interest expense (Note 9)	–	–	–	–	–	–	35,665

Professional fees	–	–	–	–	–	–	35,141

Printing	–	–	–	–	–	–	22,329

Pricing	–	–	–	–	–	–	17,154

IOPV fees[2]	–	–	–	–	–	–	12,751

Insurance	–	–	–	–	–	–	8,278

Listing costs	–	–	–	–	–	–	4,793

Compliance	–	–	–	–	–	–	942

Other	–	–	–	–	–	–	16,819
Total expenses	62,005	89,313	288,413	271,358	55,706	30,495	4,039,561
Expense reimbursements/waivers (Note 3)	(53)	(166)	(667)	(187)	(43)	–	(23,010)
Net expenses	61,952	89,147	287,746	271,171	55,663	30,495	4,016,551
Net investment income	426,538	623,649	1,278,651	917,179	333,125	119,678	6,982,810
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	58,895	59,000	1,057,369	987,331	1,140,283	(1,103,077)	(43,720,273)

Investment transactions from affiliates (Note 8)	4,595	17,272	41,064	28,044	12,569	–	–

In-kind redemptions	–	2,880,011	–	1,175,018	257,327	1,138,161	–

In-kind redemptions from affiliates (Note 8)	–	6,453	–	1,353	3,041	–	–

Foreign currency related transactions	–	–	–	–	–	–	(446,563)
Net realized gain (loss)	63,490	2,962,736	1,098,433	2,191,746	1,413,220	35,084	(44,166,836)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	628,084	(2,616,673)	(4,935,299)	(3,637,974)	(276,197)	(651,191)	52,480,076

Translation of assets and liabilities denominated in foreign currencies	–	–	–	–	–	–	61,691
Net change in unrealized appreciation (depreciation)	628,084	(2,616,673)	(4,935,299)	(3,637,974)	(276,197)	(651,191)	52,541,767
Net realized and unrealized gain (loss) on investments	691,574	346,063	(3,836,866)	(1,446,228)	1,137,023	(616,107)	8,374,931
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,118,112	$969,712	$(2,558,215)	$(529,049)	$1,470,148	$(496,429)	$15,357,741
[1]	Net of foreign withholding tax of $1,$0,$0,$193,$0,$0 and $0, respectively.

[2]	IOPV Fees—Indicative Optimized Portfolio Value—is the real-time estimation of net asset value of Fund.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	65

Statements of Changes in Net Assets

WisdomTree Domestic and International Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$426,538	$869,610	$623,649	$1,237,570	$1,278,651	$1,368,242

Net realized gain (loss) on investments	63,490	1,571,810	2,962,736	(866,598)	1,098,433	(3,146,881)

Net change in unrealized appreciation (depreciation) on investments	628,084	(513,006)	(2,616,673)	6,228,400	(4,935,299)	8,794,120
Net increase (decrease) in net assets resulting from operations	1,118,112	1,928,414	969,712	6,599,372	(2,558,215)	7,015,481
DIVIDENDS:
Net investment income	(416,503)	(875,900)	(619,524)	(1,245,174)	(1,268,878)	(1,297,193)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	4,778,998	12,025,302	—	—	—	70,509,278

Cost of shares redeemed	—	(24,245,372)	(14,595,053)	—	—	(23,377,171)
Net increase (decrease) in net assets resulting from capital share transactions	4,778,998	(12,220,070)	(14,595,053)	—	—	47,132,107
Net Increase (Decrease) in Net Assets	5,480,607	(11,167,556)	(14,244,865)	5,354,198	(3,827,093)	52,850,395
NET ASSETS:

Beginning of period	$43,025,627	$54,193,183	$69,186,587	$63,832,389	$158,595,736	$105,745,341

End of period	$48,506,234	$43,025,627	$54,941,722	$69,186,587	$154,768,643	$158,595,736
Undistributed net investment income included in net assets at end of period	$27,938	$17,903	$31,605	$27,480	$106,141	$96,368
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	850,000	1,150,000	1,400,000	1,400,000	2,600,000	1,800,000

Shares created	100,000	250,000	—	—	—	1,250,000

Shares redeemed	—	(550,000)	(300,000)	—	—	(450,000)
Shares outstanding, end of period	950,000	850,000	1,100,000	1,400,000	2,600,000	2,600,000

See Notes to Financial Statements.

66	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic and International Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree LargeCap Value Fund
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$917,179	$1,844,693	$333,125	$503,695

Net realized gain (loss) on investments	2,191,746	(1,752,278)	1,413,220	1,559,365

Net change in unrealized appreciation (depreciation) on investments	(3,637,974)	3,999,459	(276,197)	113,089
Net increase (decrease) in net assets resulting from operations	(529,049)	4,091,874	1,470,148	2,176,149
DIVIDENDS:
Net investment income	(962,494)	(1,778,298)	(332,059)	(506,854)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	14,026,078	48,829,976	—	5,633,589

Cost of shares redeemed	(5,512,987)	(38,688,336)	(2,200,611)	(2,099,393)
Net increase (decrease) in net assets resulting from capital share transactions	8,513,091	10,141,640	(2,200,611)	3,534,196
Net Increase (Decrease) in Net Assets	7,021,548	12,455,216	(1,062,522)	5,203,491
NET ASSETS:

Beginning of period	$147,126,887	$134,671,671	$31,015,457	$25,811,966

End of period	$154,148,435	$147,126,887	$29,952,935	$31,015,457
Undistributed net investment income included in net assets at end of period	$54,124	$99,439	$9,655	$8,589
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,600,000	2,450,000	700,000	600,000

Shares created	250,000	950,000	—	150,000

Shares redeemed	(100,000)	(800,000)	(50,000)	(50,000)
Shares outstanding, end of period	2,750,000	2,600,000	650,000	700,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	67

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic and International Earnings Funds

	WisdomTree LargeCap Growth Fund		WisdomTree India Earnings Fund (consolidated)
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$119,678	$310,306	$6,982,810	$9,660,057

Net realized gain (loss) on investments	35,084	2,157,685	(44,166,836)	(94,217,280)

Net change in unrealized appreciation (depreciation) on investments	(651,191)	(1,443,327)	52,541,767	(222,861,321)
Net increase (decrease) in net assets resulting from operations	(496,429)	1,024,664	15,357,741	(307,418,544)
DIVIDENDS:
Net investment income	(117,313)	(319,110)	(6,729,560)	(8,702,508)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	6,004,783	17,375,104	195,763,899	87,306,632

Cost of shares redeemed	(11,591,203)	(22,977,099)	(56,275,086)	(342,250,872)
Net increase (decrease) in net assets resulting from capital share transactions	(5,586,420)	(5,601,995)	139,488,813	(254,944,240)
Net Increase (Decrease) in Net Assets	(6,200,162)	(4,896,441)	148,116,994	(571,065,292)
NET ASSETS:

Beginning of period	$20,460,738	$25,357,179	$916,024,079	$1,487,089,371

End of period	$14,260,576	$20,460,738	$1,064,141,073	$916,024,079
Undistributed net investment income included in net assets at end of period	$4,545	$2,180	$598,214	$344,964
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	500,000	650,000	47,600,000	59,800,000

Shares created	150,000	450,000	11,600,000	4,400,000

Shares redeemed	(300,000)	(600,000)	(3,200,000)	(16,600,000)
Shares outstanding, end of period	350,000	500,000	56,000,000	47,600,000

See Notes to Financial Statements.

68	WisdomTree Domestic and International Earnings Funds

Financial Highlights

WisdomTree Domestic and International Earnings Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of period	$50.62	$47.12	$41.56	$27.52	$45.32	$48.99
Investment operations:
Net investment income[1]	0.48	0.88	0.77	0.70	0.87	0.85
Net realized and unrealized gain (loss)	0.42	3.58	5.55	14.03	(17.87)	(3.56)
Total from investment operations	0.90	4.46	6.32	14.73	(17.00)	(2.71)
Dividends to shareholders:
Net investment income	(0.46)	(0.96)	(0.76)	(0.69)	(0.80)	(0.96)
Net asset value, end of period	$51.06	$50.62	$47.12	$41.56	$27.52	$45.32

TOTAL RETURN[2]	1.82%	9.74%	15.44%	53.82%	(37.86)%	(5.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$48,506	$43,026	$54,193	$47,789	$16,511	$15,861
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.95%[4]	1.90%	1.82%	1.92%	2.33%	1.76%
Portfolio turnover rate[5]	1%	12%	9%	16%	23%	11%

WisdomTree Earnings 500 Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of period	$49.42	$45.59	$40.75	$27.77	$45.77	$48.85
Investment operations:
Net investment income[1]	0.48	0.88	0.77	0.68	0.91	0.94
Net realized and unrealized gain (loss)	0.58	3.84	4.84	12.98	(18.07)	(3.18)
Total from investment operations	1.06	4.72	5.61	13.66	(17.16)	(2.24)
Dividends to shareholders:
Net investment income	(0.53)	(0.89)	(0.77)	(0.68)	(0.84)	(0.84)
Net asset value, end of period	$49.95	$49.42	$45.59	$40.75	$27.77	$45.77

TOTAL RETURN[2]	2.19%	10.60%	13.99%	49.49%	(37.83)%	(4.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$54,942	$69,187	$63,832	$77,422	$59,714	$54,927
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.99%[4]	1.98%	1.87%	1.95%	2.49%	1.93%
Portfolio turnover rate[5]	1%	16%	12%	21%	21%	8%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	69

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of period	$61.00	$58.75	$47.22	$26.19	$42.08	$48.77
Investment operations:
Net investment income[1]	0.49	0.62	0.73	0.61	0.54	0.81
Net realized and unrealized gain (loss)	(1.47)	2.20	11.50	20.92	(15.88)	(6.90)
Total from investment operations	(0.98)	2.82	12.23	21.53	(15.34)	(6.09)
Dividends to shareholders:
Net investment income	(0.49)	(0.57)	(0.70)	(0.50)	(0.55)	(0.60)
Net asset value, end of period	$59.53	$61.00	$58.75	$47.22	$26.19	$42.08

TOTAL RETURN[2]	(1.57)%	4.92%	26.15%	82.49%	(36.73)%	(12.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$154,769	$158,596	$105,745	$54,306	$14,406	$25,247
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.70%[4]	1.11%	1.45%	1.54%	1.49%	1.70%
Portfolio turnover rate[5]	3%	38%	18%	19%	39%	45%

WisdomTree SmallCap Earnings Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of period	$56.59	$54.97	$44.33	$23.25	$38.96	$48.03
Investment operations:
Net investment income[1]	0.35	0.74	0.65	0.37	0.47	0.58
Net realized and unrealized gain (loss)	(0.52)	1.59	10.60	20.96	(15.64)	(9.17)
Total from investment operations	(0.17)	2.33	11.25	21.33	(15.17)	(8.59)
Dividends to shareholders:
Net investment income	(0.37)	(0.71)	(0.61)	(0.25)	(0.54)	(0.48)
Net asset value, end of period	$56.05	$56.59	$54.97	$44.33	$23.25	$38.96

TOTAL RETURN[2]	(0.27)%	4.39%	25.57%	91.88%	(39.31)%	(17.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$154,148	$147,127	$134,672	$95,306	$13,948	$15,585
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.30%[4]	1.43%	1.37%	0.97%	1.49%	1.28%
Portfolio turnover rate[5]	2%	41%	19%	16%	51%	37%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

70	WisdomTree Domestic and International Earnings Funds

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010**	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of period	$44.31	$43.02	$37.01	$24.24	$43.53	$49.06
Investment operations:
Net investment income[1]	0.51	0.75	0.49	0.65	0.86	1.03
Net realized and unrealized gain (loss)	1.77	1.26	6.04	12.75	(19.33)	(5.49)
Total from investment operations	2.28	2.01	6.53	13.40	(18.47)	(4.46)
Dividends and distributions to shareholders:
Net investment income	(0.51)	(0.72)	(0.52)	(0.63)	(0.82)	(1.07)
Capital gains	—	—	—	—	—	—
Total dividends and distributions to shareholders	(0.51)	(0.72)	(0.52)	(0.63)	(0.82)	(1.07)
Net asset value, end of period	$46.08	$44.31	$43.02	$37.01	$24.24	$43.53

TOTAL RETURN[2]	5.20%	4.83%	17.86%	55.57%	(42.87)%	(9.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$29,953	$31,015	$25,812	$35,164	$20,607	$23,940
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.29%[4]	1.84%	1.33%	2.01%	2.60%	2.10%
Portfolio turnover rate[5]	61%	62%	6%	71%	54%	20%

WisdomTree LargeCap Growth Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period December 4, 2008* through March 31, 2009
Net asset value, beginning of period	$40.92	$39.01	$34.59	$26.10	$25.28
Investment operations:
Net investment income[1]	0.30	0.58	0.26	0.49	0.09
Net realized and unrealized gain (loss)	(0.14)	1.97	4.41	9.22	0.81
Total from investment operations	0.16	2.55	4.67	9.71	0.90
Dividends and distributions to shareholders:
Net investment income	(0.34)	(0.64)	(0.25)	(0.46)	(0.08)
Capital gains	—	—	—	(0.76)	—
Total dividends and distributions to shareholders	(0.34)	(0.64)	(0.25)	(1.22)	(0.08)
Net asset value, end of period	$40.74	$40.92	$39.01	$34.59	$26.10

TOTAL RETURN[2]	0.42%	6.74%	13.57%	37.46%	3.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,261	$20,461	$25,357	$22,485	$9,136
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%	0.38%[4]
Net investment income	1.51%[4]	1.57%	0.73%	1.53%	1.26%[4]
Portfolio turnover rate[5]	72%	104%	10%	44%	1%
*	Commencement of investment operations.

**	This information reflects the investment objective and strategy of WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	71

Financial Highlights (concluded)

WisdomTree Domestic and International Earnings Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period February 22, 2008* through March 31, 2008
Net asset value, beginning of period	$19.24	$24.87	$23.25	$10.99	$22.57	$24.94
Investment operations:
Net investment income[1]	0.14	0.19	0.09	0.04	0.12	(0.01)
Net realized and unrealized gain (loss)	(0.25)	(5.65)	1.67	12.27	(11.60)	(2.36)
Total from investment operations	(0.11)	(5.46)	1.76	12.31	(11.48)	(2.37)
Dividends to shareholders:
Net investment income	(0.13)	(0.17)	(0.14)	(0.05)	(0.10)	—
Net asset value, end of period	$19.00	$19.24	$24.87	$23.25	$10.99	$22.57

TOTAL RETURN[2]	(0.53)%	(21.96)%	7.59%	112.11%	(50.89)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,064,141	$916,024	$1,487,089	$841,533	$169,195	$162,540
Ratios to average net assets of:
Expenses, net of expense reimbursements[6]	0.88%[3]	0.76%[5]	0.88%	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements[6]	0.88%[3]	0.82%	0.88%	0.88%	0.92%	2.10%[3]
Net investment income (loss)	1.63%[3]	0.91%	0.36%	0.19%	0.77%	(0.41)%[3]
Portfolio turnover rate[4]	19%	32%	38%	33%	42%	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	During the period, the Fund was reimbursed for certain expenses that occurred during the previous fiscal year.

[6]

Excludes Mauritius income tax expense (see Note 7). If Mauritius income tax expense had been included, the Fund’s expense ratios (before and after expense reimbursements) would have been higher by: 0.06% (annualized) for the six months ended September 30, 2012, 0.06%, 0.04%, 0.03% and 0.05% for the fiscal years ended 2012, 2011, 2010 and 2009, respectively, and 0.00% (annualized) for the period ended March 31, 2008.

See Notes to Financial Statements.

72	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2012, the Trust offered 49 investment funds (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”)	December 4, 2008
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation, Inc. (“MCM”). For the India Earnings Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Portfolio. All inter-company accounts and transactions have been eliminated in consolidation. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the India Earnings Fund. In March of 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act 1961, which would include certain General Anti-Avoidance Rules (“GAAR”). The implementation of these rules has been postponed until 2013 and it is currently unclear whether the proposed GAAR rules will be enacted and whether such rules will have any impact on the Fund’s ability to benefit from the tax treaty. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to an adverse interpretation under the proposed GAAR. Any change in the provision of this treaty or in its applicability to the India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

WisdomTree Domestic and International Earnings Funds	73

Notes to Financial Statements (unaudited) (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

74	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 or Level 3 positions are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

No transfers between Level 1 or Level 2 fair value measurements occurred during the six months ended September 30, 2012.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing each Fund’s assets:

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$48,388,248	$—	$—
Money Market Funds	—	745,366	—
Exchange-Traded Funds	59,895	—	—
Total	$48,448,143	$745,366	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$54,860,430	$—	$—
Money Market Funds		337,301	—
Exchange-Traded Funds	95	—	—
Total	$54,860,525	$337,301	$—

WisdomTree Domestic and International Earnings Funds	75

Notes to Financial Statements (unaudited) (continued)

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$154,282,302	$—	$—
Money Market Funds	—	10,508,992	—
Exchange-Traded Funds	143,685	—	—
Total	$154,425,987	$10,508,992	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$153,848,186	$—	$—
Money Market Funds	—	14,209,923	—
Exchange-Traded Funds	174,069	—	—
Total	$154,022,255	$14,209,923	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$29,925,422	$—	$—
Money Market Funds	—	127,890	—
Exchange-Traded Funds	5,298	—	—
Total	$29,930,720	$127,890	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$14,254,942	$—	$—
Money Market Fund	—	121,809	—
Total	$14,254,942	$121,809	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$1,061,275,197	$—	$—
Foreign Corporate Bond	—	75,989	—
Rights	76,293	—	—
Total	$1,061,351,490	$75,989	$—
*	Please refer to Schedule of Investment for the breakdown of the valuation by industry.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers into or out of Level 3 are done using the beginning of period method.

	Common Stocks
India Earnings Fund (consolidated)	Electric Utilities	Metals & Mining
Balance as of April 1, 2012	$373,398	$125,467
Realized gain (loss)[1]	(291,565)	—
Change in unrealized appreciation (depreciation)[2]	157,647	—
Purchases	422,483	—
Sales	(661,963)	—
Transfers into Level 3[3]	—	—
Transfers out of Level 3[4]	—	(125,467)
Balance as of September 30, 2012	$—	$—
[1]	This amount is included in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]

This amount is included in the net change in unrealized appreciation (depreciation) from investment transactions in the Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

76	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

[3]	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The India Earnings Fund has invested in derivatives, specifically forward currency contracts, during the six months ended September 30, 2012, which are detailed in the table herein. The Fund’s derivative agreements contain credit-risk-related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with the credit-risk-related contingent features would be the total of derivatives in net liability positions for the Fund.

The effect of such derivative instruments on each Fund’s financial performance as reflected in the Statement of Operations are presented in the summary below:

Derivatives not designated as hedging instruments, carried at fair value	Amount of Realized Gain (Loss) on Derivatives Recognized in Income[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
India Earnings Fund (consolidated) Foreign exchange contracts	$(675,716)	—
[1] Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

During the six months ended September 30, 2012, the volume of derivative activity for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
India Earnings Fund (consolidated)
Foreign exchange contracts	$479,054	—

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies on the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds (other than the India Earnings Fund prior to August 8, 2012), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any

WisdomTree Domestic and International Earnings Funds	77

Notes to Financial Statements (unaudited) (continued)

arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of CCO services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees’ fees, which are included in Service Fees on the Statements of Operations, of $38,528 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended September 30, 2012. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the India Earnings Fund to 0.88% through August 8, 2012.

Currency Transactions — The India Earnings Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The India Earnings Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The India Earnings Fund may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

There were no Forward Contracts open at September 30, 2012.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the collateral received for securities on loan along with the obligation to return the collateral are included on the Statements of Assets and Liabilities. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital

78	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital to the extent of a shareholder’s tax basis and thereafter as a capital gain. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds (other than India Earnings Fund prior to August 8, 2012), except for certain enumerated expenses noted in Note 2. On August 8, 2012, shareholders of the India Earnings Fund approved a new advisory agreement. Like the other WisdomTree Funds, under the new advisory agreement, WTAM is responsible for paying all Fund expenses except for certain enumerated expenses noted in Note 2. Prior to the respective shareholder approval date, the advisory fee was 0.68% for the India Earnings Fund, but the advisory fee did not cover other Fund expenses, and total operating expenses were capped at 0.88%.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM provides CCO services to the Trust. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%
LargeCap Growth Fund	0.38%
India Earnings Fund (consolidated)	0.83%*
*	Prior to the respective shareholder approval date of the new advisory agreement, the advisory fee rate as a percentage of average daily net assets was 0.68% for the India Earnings Fund.

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the six months ended September 30, 2012, WTAM waived a portion of its advisory fees based on each Fund’s investment in affiliated Funds. Please see Note 8 for additional information on Other Affiliated Parties and Transactions. In addition, prior to the shareholder approval date of the new advisory agreement for the India Earnings Fund, WTAM had agreed to limit India Earnings Fund’s net annual operating expenses (other than certain expenses not covered under the expense limitation arrangement) to 0.88% as a ratio of expenses to average daily net assets. The table below indicates the waiver and expense reimbursement amounts.

Fund	Advisory Fees Waived/ Expense Reimbursement
Total Earnings Fund	$53
Earnings 500 Fund	166
MidCap Earnings Fund	667
SmallCap Earnings Fund	187
LargeCap Value Fund	43
LargeCap Growth Fund	—
India Earnings Fund (consolidated)	23,010

WisdomTree Domestic and International Earnings Funds	79

Notes to Financial Statements (unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2012, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the six months ended September 30, 2012 were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$555,632	$516,537
Earnings 500 Fund	614,641	705,113
MidCap Earnings Fund	4,782,199	4,912,469
SmallCap Earnings Fund	3,247,492	3,313,019
LargeCap Value Fund	17,779,192	17,793,634
LargeCap Growth Fund	11,834,732	12,683,114
India Earnings Fund (consolidated)	301,694,357	163,377,183

For the six months ended September 30, 2012, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$4,771,272	$—
Earnings 500 Fund	—	14,522,476
MidCap Earnings Fund	—	—
SmallCap Earnings Fund	14,020,201	5,505,850
LargeCap Value Fund	—	2,195,660
LargeCap Growth Fund	6,001,010	10,724,079
India Earnings Fund (consolidated)	—	—

Gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Earnings Fund	$43,967,102	$7,477,176	$(2,250,769)	$5,226,407
Earnings 500 Fund	49,343,245	9,648,688	(3,794,108)	5,854,580
MidCap Earnings Fund	149,294,807	23,959,157	(8,318,985)	15,640,172
SmallCap Earnings Fund	153,825,552	24,817,349	(10,410,723)	14,406,626
LargeCap Value Fund	26,687,004	3,910,945	(539,339)	3,371,606
LargeCap Growth Fund	13,013,654	2,041,315	(678,218)	1,363,097
India Earnings Fund (consolidated)	987,788,672	152,143,324	(78,504,516)	73,638,808

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2012, the Funds did not have any liabilities for unrecognized tax benefits. If

80	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states, and with respect to the India Earnings Fund, the Republic of Mauritius. Generally, each of the tax years in the four-year period ended March 31, 2012, remains subject to examination by taxing authorities.

7. MAURITIUS INCOME TAX

The net income of the wholly owned subsidiary of the India Earnings Fund, the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), is subject to income tax at the rate of 15% in the Republic of Mauritius (“Mauritius”). The Portfolio is however, entitled to a tax credit equivalent to the higher of the foreign taxes paid or 80% of the Mauritius tax on its foreign sourced income which effectively reduces the Mauritius income tax rate to a maximum of 3%. Interest income from offshore banks is exempt from tax, and there is no tax on capital gains in Mauritius. Effective August 8, 2012, in connection with the new advisory agreement, the Mauritius income tax is paid by WTAM.

8. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2012 are as follows:

Affiliated Fund Name	Value at 3/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2012	Dividend Income
Total Earnings Fund
LargeCap Growth Fund	$91,512	$294,702	$331,479	$59,895	$845

Earnings 500 Fund
Equity Income Fund	$83,955	$455,435	$551,253	$95	$1,033

MidCap Earnings Fund
MidCap Dividend Fund	$378,776	$796,970	$1,033,697	$143,685	$4,018

SmallCap Earnings Fund
MidCap Earnings Fund	$269,473	$582,901	$695,858	$174,069	$2,592

LargeCap Value Fund
Earnings 500 Fund	$130,986	$96,229	$223,830	$3,692	$623
MidCap Earnings Fund	55,842	23,857	74,998	1,606	216
Total	$186,828	$120,086	$298,828	$5,298	$839

9. LOAN

During the period ended September 30, 2012, the India Earnings Fund had a demand note agreement with Morgan Stanley Bank, N.A. which allowed the Fund to borrow up to $120,000,000 until the stated maturity date of October 26, 2012. During the period ended September 30, 2012, the Fund utilized the demand note and borrowed for a period of 10 days with an average outstanding loan balance of $50,950,000 and a weighted average interest rate of 2.555% per annum. Interest expense related to the loan for the period ended September 30, 2012 was $35,665. At September 30, 2012, the Fund had a loan balance of $7,125,000 outstanding.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

WisdomTree Domestic and International Earnings Funds	81

Notes to Financial Statements (unaudited) (concluded)

11. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its parent company, WisdomTree Investments, along with other parties, as defendants. The complaint alleged that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint sought both unspecified monetary damages to be determined and an injunction to prevent further infringement.

Subsequent to the reporting period, on November 7, 2012, Research Affiliates agreed to withdraw its suit and defendants agreed to withdraw their counterclaims and entered into a settlement agreement. Under the settlement, all parties exchanged releases for all existing claims. The other material terms of the settlement are as follows:

•

Research Affiliates agreed not to sue the Trust, WTAM and WisdomTree Investments (the “WisdomTree Parties”) for any future claims arising under any current patents held by Research Affiliates, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by Research Affiliates within the next eight years, subject to reduction by up to three years if Research Affiliates is acquired. The covenant not to sue extends to service providers and customers of the WisdomTree Parties in connection with their products and services.

•

The WisdomTree Parties agreed not to sue Research Affiliates for any future claims arising under any current patents held by the WisdomTree Parties, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by the WisdomTree Parties within the next eight years, subject to reduction by up to three years if any of the WisdomTree Parties are acquired. The covenant not to sue extends to service providers and customers of Research Affiliates in connection with Research Affiliates’ products and services.

•

Research Affiliates and the WisdomTree Parties agreed that the covenants not to sue do not include a right under each party’s patents to copy the other party’s methodologies. They have further agreed that it is not copying if Research Affiliates introduces an index or strategy that uses at least three fundamental factors to weight its indexes and they are not predominantly dividend- or earnings-weighted, or any of the WisdomTree Parties introduces an index or strategy that is weighted by less than three fundamental factors.

•	The parties also agreed not to challenge the other party’s patents or patent applications.

•

Research Affiliates agreed to a one-time payment of $0.7 million to WisdomTree Investments. The WisdomTree Parties and the other defendants were not required to make any current or future payments to Research Affiliates.

All other terms of the settlement are confidential and the settlement will not affect the current methodologies and fees for any of the Funds.

WTAM and WisdomTree Investments had previously contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint so the Trust incurred no out-of-pocket expense in connection with this lawsuit.

12. SUBSEQUENT EVENT

The Board of Trustees, after careful consideration, has determined to close the LargeCap Growth Fund.

The last day of trading of shares of the Fund on the NYSE Arca will be December 3, 2012. Shareholders may sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. The Fund will be closed to new investors as of December 3, 2012. Between December 4 and December 10, the Fund will be in the process of liquidating its portfolio assets. This will cause the Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders remaining in the Fund on December 10, 2012 will have their shares redeemed automatically on this date and will receive cash in an amount equal to the net asset value of their shares as of the close of business on December 10, 2012. This amount includes any accrued capital gains and dividends. Shareholders remaining in the Fund on December 10, 2012 will not be charged any transaction fees by the Fund. The net asset value of the Fund will reflect the costs of closing the Fund.

Whether you sell your shares or are automatically redeemed on December 10, 2012, you will generally recognize a capital gain (or loss) equal to the amount you receive for your shares above (or below) your adjusted cost basis in such shares.

82	WisdomTree Domestic and International Earnings Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreements for India Earnings Fund. At a meeting held on March 31, 2012, the Board of Trustees (the “Board”) considered and unanimously voted in favor of a new Investment Advisory Agreement for the India Earnings Fund with a management fee of 0.83%. In its approval the Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality, and extent of the services to be provided by WTAM to the Fund; (ii) the investment performance of the Fund; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board considered the nature and quality of the services to be provided by WTAM to the Fund, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Fund, including the selection of the Fund’s Sub-Adviser, oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund.

The Board gave substantial consideration to the fees payable to WTAM. The Board examined the fees to be paid by the Fund in light of fees paid to other investment managers by comparable funds and the method of computing the Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to the Fund is fair and reasonable. The Board evaluated WTAM’s costs and profitability in serving as investment adviser to the Fund, including the costs associated with the personnel, systems and equipment necessary to manage the Fund and the costs associated with compensating the Sub-Adviser.

In considering the approval of the new Investment Advisory Agreement for the India Earnings Fund, the Board also considered that the adoption of a unitary fee structure by the Fund would mirror the fee structure already in place for the other WisdomTree Funds. The Board noted that it would be beneficial to avoid any potential shareholder confusion that might arise because the expenses of a Fund with a non-unitary fee structure could increase above its current level as a result of the expense limitation agreement not being continued at its current level whereas shareholders of the other WisdomTree Funds have the certainty provided by the unitary fee structure. The Board considered that shareholders might expect that same certainty if they invested in another WisdomTree Fund.

At the March 1, 2012 Board Meeting, the Board also approved new a Sub-Advisory Agreement between WTAM and MCM, on behalf of the India Earnings Fund, using essentially the same criteria it used in connection with the Investment Advisory Agreement. The Board considered the Sub-Adviser’s operational capabilities and resources and the Sub-Adviser’s experience in serving as an adviser to other funds. The Board considered the investment performance of the Fund, and the expertise and performance of the Sub-Adviser’s personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Fund’s administrator, accountant, custodian, transfer agent and securities lending agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Fund’s audits, financial statements and tax returns, managing expenses and budgeting for the Fund, processing trades on behalf of the Fund and custodying Fund assets. The Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Fund, pays the fees to the Sub-Adviser under the Sub-Advisory Agreement for the Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund was in the best interests of the Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Investment Advisory Agreement and Sub-Advisory Agreement for the Fund.

WisdomTree Domestic and International Earnings Funds	83

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Meeting Results

A special meeting of shareholders of WisdomTree Trust was held on June 29, 2012, with adjournment and continuation on August 8, 2012, for certain proposals related to each of the Funds. All of the proposals presented at the special meeting and adjournment were ultimately approved by Fund shareholders. The percentages shown below represent the percent of voting shares present at the meeting that voted for the proposal. The proposals acted upon by shareholders and the results of the shareholder vote were as follows:

Proposal 1A

The approval of a new investment advisory agreement (the “New Unitary Fee Advisory Agreement”) between the Trust and WTAM.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
India Earnings Fund	19,632,582	911,381	525,089	2,794,720	82.270

Proposal 1B

The approval of the New Unitary Fee Advisory Agreement between the Trust and WTAM, to go into effect if Proposal 1A is approved and there is a subsequent change of control of WTAM caused by a reduction in ownership of the largest shareholder of WisdomTree Investments, the parent company of WTAM.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
India Earnings Fund	19,628,968	908,504	531,580	2,794,720	82.254

Proposal 1C

The approval of a new investment advisory agreement between the Trust and WTAM, to go into effect if there is a subsequent change of control of WTAM caused by a reduction in ownership of the largest shareholder of WisdomTree Investments, the parent company of WTAM.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Total Earnings Fund	390,113	10,826	5,724	30,860	89.165
Earnings 500 Fund	581,936	8,013	8,927	124,855	80.408
MidCap Earnings Fund	1,386,945	28,860	19,497	0	96.969
SmallCap Earnings Fund	1,268,419	29,825	23,222	0	95.986
LargeCap Value Fund	253,169	3,685	8,165	72,578	74.991
LargeCap Growth Fund	259,543	1,336	1,050	0	99.089
India Earnings Fund	19,709,074	912,715	447,263	2,794,720	82.590

Proposal 2A

The approval of a new investment sub-advisory agreement between WTAM and Mellon Capital, with respect to the India Earnings Fund, to go into effect if the New Unitary Fee Advisory Agreement in Proposal 1A is approved.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
India Earnings Fund	19,665,985	930,408	472,659	2,794,720	82.409

84	WisdomTree Domestic and International Earnings Funds

General Information (unaudited) (concluded)

Proposal 2B

The approval of a new investment sub-advisory agreement between WTAM and Mellon Capital, with respect to each of these Funds, to go into effect if there is a subsequent change of control of WTAM caused by a reduction in ownership of the largest shareholder of WisdomTree Investments, the parent company of WTAM.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Total Earnings Fund	390,716	10,922	5,025	30,860	89.302
Earnings 500 Fund	581,859	7,920	9,097	124,855	80.397
MidCap Earnings Fund	1,386,647	24,588	19,067	0	96.948
SmallCap Earnings Fund	1,267,375	30,521	23,570	0	95.906
LargeCap Value Fund	249,668	3,685	11,666	72,578	73.954
India Earnings Fund	19,654,904	916,976	497,172	2,794,720	82.363

Proposal 2C

The approval of a new investment sub-advisory agreement between WTAM and Mellon Capital, with respect to the LargeCap Growth Fund, to go into effect if there is a subsequent change of control of WTAM caused by a reduction in ownership of the largest shareholder of WisdomTree Investments, the parent company of WTAM.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
LargeCap Growth Fund	259,543	1,336	1,050	0	99.089

Proposal 3

Approval to make future changes to sub-advisory arrangements without a shareholder vote.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Total Earnings Fund	354,689	9,239	42,735	30,860	81.068
Earnings 500 Fund	547,921	10,603	40,352	124,855	75.707
MidCap Earnings Fund	1,357,381	22,940	49,981	0	94.902
SmallCap Earnings Fund	1,240,551	26,243	54,672	0	93.877
LargeCap Value Fund	238,191	4,045	22,783	72,578	70.555
LargeCap Growth Fund	257,955	1,828	2,146	0	98.483
India Earnings Fund	18,396,074	884,082	1,788,896	2,794,720	77.088

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

Each Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree Domestic and International Earnings Funds	85

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2012:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International
Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. The WisdomTree India Earnings Fund focuses its investments in India, thereby increasing the impact of events and developments associated with the region which can adversely affect performance. Investments in emerging, offshore or frontier markets such as India are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Due to the investment strategy of certain Fund’s they may make higher capital gain distributions than other ETFs. Please read each Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

WisdomTree LargeCap Growth Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS004677 (11/2013)

WisdomTree Trust

International Dividend and Sector Funds

Semi-Annual Report

September 30, 2012

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

(formerly, WisdomTree International Hedged Equity Fund (HEDJ))

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree China Dividend ex-Financials Fund (CHXF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree DEFA Fund (DWM)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
China Mobile Ltd.	1.7%
HSBC Holdings PLC	1.6%
Westpac Banking Corp.	1.6%
Commonwealth Bank of Australia	1.5%
Vodafone Group PLC	1.5%
Total S.A.	1.3%
Novartis AG	1.3%
Nestle S.A.	1.3%
National Australia Bank Ltd.	1.2%
BP PLC	1.2%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the “WisdomTree DEFA Index”).

The Fund returned 0.72% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to the United Kingdom had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Japan created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Index	MSCI EAFE Index
Six Months*	0.72%	-0.67%	0.65%	-0.70%
One Year	13.03%	13.79%	13.08%	13.75%
Three Year	2.18%	1.96%	2.27%	2.12%
Five Year	-5.20%	-5.37%	-4.73%	-5.24%
Since Inception[1]	1.41%	1.31%	1.82%	0.65%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	1

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Westpac Banking Corp.	2.6%
HSBC Holdings PLC	2.6%
Commonwealth Bank of Australia	2.5%
Vodafone Group PLC	2.4%
Total S.A.	2.3%
Novartis AG	2.2%
BP PLC	2.1%
National Australia Bank Ltd.	2.0%
Australia & New Zealand Banking Group Ltd.	1.9%
GlaxoSmithKline PLC	1.9%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The Fund returned 2.41% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Australia had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Spain created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Equity Income Index	MSCI EAFE Value Index
Six Months*	2.41%	1.59%	2.32%	-0.12%
One Year	12.65%	13.71%	12.74%	12.59%
Three Year	1.16%	0.90%	1.27%	-0.11%
Five Year	-5.86%	-5.95%	-5.54%	-6.33%
Since Inception[1]	0.51%	0.41%	1.16%	-0.45%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global Equity Income Fund (DEW)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
AT&T, Inc.	1.9%
China Mobile Ltd.	1.6%
HSBC Holdings PLC	1.6%
Westpac Banking Corp.	1.4%
China Construction Bank Corp. Class H	1.4%
Commonwealth Bank of Australia	1.4%
Vodafone Group PLC	1.4%
Novartis AG	1.3%
Total S.A.	1.3%
Pfizer, Inc.	1.2%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.

The Fund returned 2.99% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to the United States had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Spain created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe Equity Income/ Global Equity Income Spliced Index[1]	MSCI Europe Value/MSCI AC World Spliced Index[2]
Six Months*	2.99%	2.75%	2.99%	0.89%
One Year	16.23%	18.15%	16.32%	20.98%
Three Year	5.61%	5.41%	5.84%	7.23%
Five Year	-4.09%	-4.16%	-3.86%	-4.81%
Since Inception[3]	1.73%	1.63%	2.04%	1.43%

*	Returns of less than one year are cumulative.

[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.

[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	3

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Cable & Wireless Communications PLC	2.0%
Nexity S.A.	1.6%
Antena 3 de Television S.A.	1.5%
Sonae	1.3%
Comdirect Bank AG	1.1%
Balda AG	1.1%
ERG SpA	1.1%
Banca Generali SpA	1.1%
Duro Felguera SA	1.0%
Atea ASA	0.9%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The Fund returned -0.58% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to the United Kingdom had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Sweden created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe Small Cap Index
Six Months*	-0.58%	-1.02%	-0.69%	0.60%
One Year	16.48%	17.82%	16.74%	19.87%
Three Year	4.07%	4.01%	4.01%	5.14%
Five Year	-5.88%	-5.69%	-5.71%	-3.78%
Since Inception[1]	0.47%	0.35%	0.69%	2.70%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several factors.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
NTT DoCoMo, Inc.	4.2%
Nippon Telegraph & Telephone Corp.	3.6%
Mitsubishi UFJ Financial Group, Inc.	3.1%
Takeda Pharmaceutical Co., Ltd.	2.6%
Mizuho Financial Group, Inc.	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
Canon, Inc.	2.1%
Honda Motor Co. Ltd.	1.7%
Mitsubishi Corp.	1.7%
Mitsui & Co., Ltd.	1.7%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

The Fund returned -12.52% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Health Care had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Information Technology created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Dividend/ Japan Hedged Equity Spliced Index[1]	MSCI Japan/MSCI Japan Local Currency Spliced Index[2]
Six Months*	-12.52%	-13.70%	-12.68%	-13.11%
One Year	-2.31%	-1.06%	-2.57%	-0.76%
Three Year	-6.55%	-6.49%	-6.45%	-6.62%
Five Year	-8.90%	-8.82%	-8.92%	-9.97%
Since Inception[3]	-5.70%	-5.70%	-5.73%	-6.46%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[2]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	5

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
China Mobile Ltd.	7.5%
Nestle S.A.	5.8%
Royal Dutch Shell PLC Class B	4.4%
Statoil ASA	3.1%
CNOOC Ltd.	2.6%
Anheuser-Busch InBev N.V.	2.3%
Vale S.A.	2.3%
BHP Billiton PLC	2.3%
SAP AG	1.7%
SABMiller PLC	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global ex-U.S. Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index.

The Fund returned -1.57% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Consumer Staples had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Materials created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.59%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Equity Income/ Global ex-U.S. Growth Spliced Index[1]	MSCI Japan Value/ MSCI AC World ex-U.S.A. Growth Spliced Index[2]
Six Months*	-1.57%	-1.96%	-1.06%	-0.83%
One Year	15.87%	17.97%	16.53%	15.40%
Three Year	5.76%	5.35%	6.67%	4.64%
Five Year	0.44%	0.54%	1.02%	0.87%
Since Inception[3]	2.23%	2.28%	2.79%	2.92%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Growth Index thereafter.
[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-U.S.A. Growth Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several factors.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Casio Computer Co. Ltd.	0.7%
Tsumura & Co.	0.7%
Nissan Chemical Industries Ltd.	0.7%
Azbil Corp.	0.6%
Nippon Kayaku Co. Ltd.	0.6%
Denki Kagaku Kogyo KK	0.6%
KYORIN Holdings, Inc.	0.6%
Kaken Pharmaceutical Co. Ltd.	0.6%
Onward Holdings Co. Ltd.	0.6%
Tosoh Corp.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The Fund returned -4.86% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Health Care had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Materials created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan SmallCap Dividend Index	MSCI Japan Small Cap Index
Six Months*	-4.86%	-5.76%	-4.80%	-5.23%
One Year	-1.84%	-0.75%	-1.63%	-2.56%
Three Year	2.74%	2.64%	3.77%	2.47%
Five Year	-1.11%	-1.21%	-0.36%	-1.77%
Since Inception[1]	-1.17%	-1.05%	-0.49%	-2.39%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	7

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
China Mobile Ltd.	7.3%
China Construction Bank Corp. Class H	3.2%
Telstra Corp., Ltd.	2.9%
BHP Billiton Ltd.	2.8%
Singapore Telecommunications Ltd.	2.7%
CNOOC Ltd.	2.6%
Westpac Banking Corp.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.3%
Ipath MSCI India Index ETN	2.3%
Commonwealth Bank of Australia	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Asia Pacific ex-Japan Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The Fund returned 4.52% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Australia had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to China created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.50%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[1]	MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[2]
Six Months*	4.52%	3.21%	4.76%	2.59%
One Year	22.77%	25.44%	22.99%	20.43%
Three Year	7.95%	7.61%	9.11%	6.42%
Five Year	0.50%	0.23%	1.59%	-0.73%
Since Inception[3]	9.25%	9.14%	10.44%	7.77%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; Wisdomtree Asia Pacific ex-Japan Index thereafter.
[2]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s sector breakdown may change over time. In addition, a sector may be comprised of several factors.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Westpac Banking Corp.	3.5%
TABCORP Holdings Ltd.	3.5%
National Australia Bank Ltd.	3.2%
Seven West Media Ltd.	3.2%
Telstra Corp., Ltd.	2.9%
Australia & New Zealand Banking Group Ltd.	2.9%
Tatts Group Ltd.	2.8%
Commonwealth Bank of Australia	2.7%
AMP Ltd.	2.5%
Suncorp Group Ltd.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Australia Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The Fund returned -2.14% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Financials had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Consumer Discretionary created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFS, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Equity Income/ Australia Dividend Spliced Index[1]	MSCI Pacific ex-Japan Value/MSCI Australia Spliced Value Index[2]
Six Months*	-2.14%	-3.58%	-2.27%	4.87%
One Year	16.53%	17.70%	16.70%	22.78%
Three Year	4.84%	4.46%	5.12%	7.11%
Five Year	0.01%	-0.29%	0.48%	0.43%
Since Inception[3]	7.58%	7.37%	8.13%	7.42%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011; WisdomTree Australia Dividend Index thereafter.
[2]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	9

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
China Mobile Ltd.	2.3%
HSBC Holdings PLC	2.1%
Vodafone Group PLC	2.0%
Westpac Banking Corp.	2.0%
Total SA	1.9%
Commonwealth Bank of Australia	1.9%
Novartis AG	1.9%
Royal Dutch Shell PLC Class A	1.8%
GlaxoSmithKline PLC	1.6%
BP PLC	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The Fund returned 1.37% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Australia had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Spain created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
Six Months*	1.37%	0.75%	1.23%	-0.70%
One Year	14.10%	15.76%	13.95%	13.75%
Three Year	1.81%	1.61%	1.94%	2.12%
Five Year	-5.21%	-5.33%	-5.15%	-5.24%
Since Inception[1]	1.20%	1.06%	1.48%	0.65%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Singapore Airlines Ltd.	2.5%
France Telecom SA	2.4%
Enel SpA	2.4%
Telstra Corp., Ltd.	2.2%
Repsol YPF SA	2.1%
Belgacom SA	2.0%
Deutsche Telekom AG	1.9%
GDF Suez	1.7%
BAE Systems PLC	1.7%
Wesfarmers Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The Fund returned -0.16% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to the United Kingdom had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Finland created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[1]	MSCI EAFE Value Index
Six Months*	-0.16%	-0.88%	-0.38%	-0.12%
One Year	9.23%	10.22%	9.21%	12.59%
Three Year	2.81%	2.65%	2.64%	-0.11%
Five Year	-5.50%	-5.69%	-5.67%	-6.33%
Since Inception[2]	1.56%	1.37%	1.68%	-0.45%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	11

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
EDP-Energias de Portugal S.A.	1.1%
ACS Actividades de Construccion y Servicios, SA	1.0%
Portugal Telecom, SGPS, S.A.	1.0%
Tele2 AB Class B	0.9%
Mapfre SA	0.8%
Atlantia SpA	0.8%
CNP Assurances	0.8%
SembCorp Marine Ltd.	0.7%
TDC A/S	0.7%
Standard Life PLC	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The Fund returned -0.79% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to the United Kingdom had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Japan created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE Mid Cap Index
Six Months*	-0.79%	-1.58%	-1.17%	-1.78%
One Year	10.64%	12.22%	10.30%	12.24%
Three Year	2.69%	2.29%	2.64%	2.81%
Five Year	-4.23%	-4.37%	-4.51%	-5.24%
Since Inception[1]	2.45%	2.22%	2.38%	0.56%

*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Cable & Wireless Communications PLC	0.9%
Portucel - Empresa Produtora de Pasta e Papel SA	0.8%
Fomento de Construcciones y Contratas SA	0.7%
Seven West Media Ltd.	0.6%
David Jones Ltd.	0.6%
Firstgroup PLC	0.6%
Bolsas y Mercados Espanoles	0.6%
Societe Television Francaise 1	0.5%
Sakari Resources Ltd.	0.5%
Clal Industries & Investments Ltd.	0.5%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The Fund returned -1.40% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to United Kingdom had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Japan created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE Small Cap Index
Six Months*	-1.40%	-1.95%	-0.90%	-1.45%
One Year	10.52%	12.77%	11.16%	12.56%
Three Year	5.53%	5.54%	5.55%	4.75%
Five Year	-3.34%	-3.47%	-2.92%	-3.02%
Since Inception[1]	2.45%	2.43%	2.96%	1.65%

*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	13

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Gazprom OAO	7.2%
China Construction Bank Corp. Class H	7.1%
Vale SA	3.0%
Banco do Brasil SA	2.8%
Industrial & Commercial Bank of China Class H	2.4%
LUKOIL OAO	2.4%
MTN Group Ltd.	2.1%
Bank of China Ltd. Class H	1.7%
Formosa Plastics Corp.	1.7%
Formosa Chemicals & Fibre Corp.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The Fund returned -3.55% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Russia had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Brazil created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Equity Income Index	MSCI Emerging Markets Index
Six Months*	-3.55%	-4.17%	-2.60%	-1.84%
One Year	15.67%	17.43%	16.96%	16.93%
Three Year	8.76%	8.32%	9.97%	5.63%
Five Year	5.12%	4.86%	6.18%	-1.28%
Since Inception[1]	5.39%	4.78%	6.44%	-0.18%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Tauron Polska Energia SA	1.3%
Magyar Telekom Telecommunications PLC	1.2%
AFP Provida S.A.	1.1%
Synthos SA	1.0%
Tofas Turk Otomobil Fabrikasi A.S.	0.9%
Ipath MSCI India Index ETN	0.9%
Turk Traktor ve Ziraat Makineleri A.S.	0.8%
AFP Habitat	0.7%
MRV Engenharia e Participacoes SA	0.7%
Mechel	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The Fund returned -1.06% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Thailand had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Israel created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.64%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets Small Cap Index
Six Months*	-1.06%	-1.99%	0.37%	-0.29%
One Year	19.37%	22.78%	20.94%	15.52%
Three Year	8.64%	8.22%	9.91%	6.54%
Since Inception[1]	1.40%	1.36%	2.59%	-2.29%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	15

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Mobile Telecommunications Co. KSC	9.8%
Maroc Telecom S.A.	8.8%
Industries Qatar QSC	8.5%
Telecom Egypt Co.	4.9%
First Gulf Bank PJSC	4.7%
Qatar National Bank SAQ	4.7%
National Bank of Abu Dhabi PJSC	4.4%
Qatar Telecom Q-Tel QSC	3.7%
National Bank of Kuwait	3.6%
Abu Dhabi Commercial Bank PJSC	3.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The Fund returned -2.14% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Egypt had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Morocco created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.88%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex-Saudi Arabia Index
Six Months*	-2.14%	-2.52%	-0.09%	0.22%
One Year	4.36%	6.17%	4.43%	6.51%
Three Year	2.51%	1.51%	3.47%	-1.72%
Since Inception[1]	-7.68%	-8.25%	-5.84%	-11.80%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

(Formerly, WisdomTree International Hedged Equity Fund)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Anheuser-Busch InBev N.V.	5.0%
Bayer AG	4.9%
Unilever N.V. CVA	4.8%
Daimler AG	4.8%
SAP AG	4.5%
Banco Santander SA	4.5%
Sanofi	4.3%
Bayerische Motoren Werke AG	3.8%
Banco Bilbao Vizcaya Argentaria SA	3.4%
Koninklijke Philips Electronics N.V.	3.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.

The Fund returned -0.54% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). On August 29, 2012 the fund restructured from the WisdomTree International Hedged Equity Fund to the WisdomTree Europe Hedged Equity Fund. The Fund’s allocation to Health Care had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Consumer Discretionary created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[1]	MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[2]
Six Months*	-0.54%	-1.59%	-0.26%	-0.46%
One Year	11.03%	13.89%	11.66%	14.17%
Since Inception[3]	0.05%	0.35%	0.65%	0.37%
*	Returns of less than one year are cumulative.
[1]	WisdomTree DEFA International Hedged Equity Index through August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.
[2]	MSCI EAFE Local Currency Index through August 29, 2012; MSCI EMU Local Currency Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	17

Performance Summary (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Statoil ASA	6.0%
Gazprom OAO	4.6%
Telecom Corp. of New Zealand Ltd.	2.9%
Telenor ASA	2.7%
MTN Group Ltd.	2.3%
Fletcher Building Ltd.	2.2%
Petroleo Brasileiro SA	2.2%
Westpac Banking Corp.	1.8%
Vale SA	1.8%
Kumba Iron Ore Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Commodity Country Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

The Fund returned -0.19% at net asset value (“NAV”) for the six-month period ending September 30, 2012(for more complete performance information please see the chart below). The Fund’s allocation to New Zealand had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Brazil created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Basic Materials Sector/Commodity Country Equity Spliced Index[1]	S&P Developed ex-U.S. BMI Materials sector/ MSCI ACWI ex-USA Spliced Index[2]
Six Months*	-0.19%	-0.86%	-0.07%	-0.77%
One Year	20.59%	22.05%	21.00%	14.48%
Three Year	9.60%	9.41%	10.04%	8.79%
Five Year	-1.53%	-1.69%	-1.08%	N/A
Since Inception[3]	6.28%	6.04%	7.01%	-0.25%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Basic Materials Sector Index through June 17, 2011; WisdomTree Commodity Country Equity Index thereafter.
[2]	S&P Developed ex-U.S. BMI Materials sector Index through June 17, 2011; MSCI ACWI ex-USA Index thereafter.
[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

18	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
KGHM Polska Miedz SA	3.9%
Israel Chemicals Ltd.	2.6%
Southern Copper Corp.	2.4%
Kumba Iron Ore Ltd.	2.3%
Total SA	2.2%
ENI SpA	2.1%
Crescent Point Energy Corp.	2.1%
Fresnillo PLC	2.1%
Diamond Offshore Drilling, Inc.	2.0%
Gazprom OAO	1.9%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global Natural Resources Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

The Fund returned -3.95% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Poland had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to the United Kingdom created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Energy Sector/Global Natural Resources Spliced Index[1]	S&P Developed ex-U.S. BMI Energy sector/S&P Global Natural Resources Spliced Index[2]
Six Months*	-3.95%	-4.58%	-3.64%	-1.68%
One Year	14.39%	16.03%	14.93%	13.33%
Three Year	1.15%	0.96%	1.27%	2.30%
Five Year	-3.49%	-3.58%	-3.13%	N/A
Since Inception[3]	2.47%	2.23%	2.84%	-1.02%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Energy Sector Index through June 17, 2011; WisdomTree Global Natural Resources Index thereafter.
[2]	S&P Developed ex-U.S. BMI Energy sector Index through June 17, 2011; S&P Global Natural Resources Index thereafter.
[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Energy Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	19

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
EDP-Energias de Portugal SA	2.9%
Enel SpA	2.8%
Tauron Polska Energia SA	2.4%
Just Energy Group, Inc.	2.3%
Vector Ltd.	2.1%
GDF Suez	2.1%
Hera SpA	2.0%
Enagas SA	1.8%
E.ON AG	1.8%
RWE AG	1.7%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global ex-U.S. Utilities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

The Fund returned -3.96% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to the United Kingdom had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Japan created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Utilities Sector/Global ex-U.S. Utilities Spliced Index[1]	S&P Developed ex-U.S. BMI Utilities sector Index
Six Months*	-3.96%	-4.20%	-4.09%	-0.84%
One Year	3.05%	4.54%	2.44%	0.51%
Three Year	-4.03%	-4.36%	-4.31%	-5.67%
Five Year	-7.30%	-7.34%	-7.52%	N/A
Since Inception[2]	-1.76%	-1.90%	-1.66%	-8.49%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Utilities Sector Index through June 17, 2011; WisdomTree Global ex-U.S. Utilities Index thereafter.
[2]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Utilities sector Index total returns are based on the index’s inception date of April 1, 2008

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

20	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	5.0%
Westfield Group	4.7%
Cheung Kong Holdings Ltd.	4.2%
Unibail-Rodamco SE	4.0%
Stockland	2.3%
Westfield Retail Trust	2.0%
Hang Lung Properties Ltd.	1.9%
Wharf Holdings Ltd.	1.8%
Gecina SA	1.5%
Henderson Land Development Co., Ltd.	1.5%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The Fund returned 12.41% at net asset value (“NAV”) for the six-month period ending September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Hong Kong had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to the Netherlands created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	Dow Jones Global ex-U.S. Select Real Estate Securities Index
Six Months*	12.41%	11.77%	12.56%	10.07%
One Year	31.13%	33.22%	31.47%	26.80%
Three Year	8.78%	8.50%	8.96%	10.10%
Five Year	-4.91%	-5.17%	-4.82%	-4.13%
Since Inception[2]	-4.30%	-4.57%	-4.18%	-5.13%

*	Returns of less than one year are cumulative.
[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 5, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	21

Performance Summary (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

Country Breakdown† as of 9/30/12

Description	% of Total Investments

†	The Fund’s country breakdown may change over time and does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/12

Description	% of Net Assets
China Mobile Ltd.	8.4%
PetroChina Co., Ltd. Class H	4.8%
CNOOC Ltd.	4.8%
China Shenhua Energy Co., Ltd. Class H	4.7%
China Petroleum & Chemical Corp. Class H	4.5%
China Telecom Corp. Ltd. Class H	3.6%
Jiangxi Copper Co. Ltd. Class H	3.3%
Want Want China Holdings Ltd.	3.3%
Hengan International Group Co. Ltd.	3.2%
China Merchants Holdings International Co., Ltd.	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree China Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index.

The Fund returned -0.06% at net asset value (“NAV”) since its inception on September 19, 2012 through September 30, 2012 (for more complete performance information please see the chart below). The Fund’s allocation to Consumer Discretionary had the most positive contribution to the Fund’s performance for the period. The Fund’s allocation to Utilities created the greatest drag on the Fund’s performance for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised September 19, 2012, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree China Dividend ex-Financials Index	MSCI China Index	FTSE China 25 Index
Since Inception[1]	-0.06%	-1.47%	-0.03%	0.18%	-0.30%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on September 19, 2012.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

22	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The WisdomTree DEFA Index measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree DEFA International Hedged Equity Index measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree DEFA Index.

The WisdomTree DEFA Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree DEFA Index.

The WisdomTree Global Equity Income Index measures the performance of high dividend-paying companies selected from the WisdomTree Dividend Index and the WisdomTree World ex-U.S. Index.

The WisdomTree Europe Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Europe SmallCap Dividend Index measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Japan Dividend Index measures the performance of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree Global ex-U.S. Growth Index measures the stock performance of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Japan SmallCap Dividend Index measures the performance of dividend-paying small-capitalization companies in Japan.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Pacific ex-Japan Dividend Index measures the performance of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Asia Pacific ex-Japan Index measures the performance of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree Australia Dividend Index measures the performance of dividend-paying companies incorporated in Australia.

The WisdomTree International LargeCap Dividend Index measures the performance of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International MidCap Dividend Index measures the performance of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

WisdomTree International Dividend and Sector Funds	23

Description of Indexes (unaudited) (continued)

The WisdomTree International SmallCap Dividend Index measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Emerging Markets Equity Income Index measures the performance of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index measures the performance of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Middle East Dividend Index measures the performance of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Europe Hedged Equity Index measures the performance of the dividend-paying companies in the European Union that are traded in Euros, and is designed to neutralize exposure to fluctuations between the euro and U.S. dollar. European companies are selected from the WisdomTree DEFA Index and must meet certain eligibility requirements.

The WisdomTree International Sector Indexes which encompasses Basic Materials, Energy and Utilities, are derived from the WisdomTree DEFA Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree Commodity Country Equity Index measures the performance of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Commodities sector.

The WisdomTree Global Natural Resources Index measures the performance of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Natural Resources sector.

The WisdomTree Global ex-U.S. Utilities Index measures the performance of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Utilities sector.

The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree Global ex-U.S. Real Estate Index measures the performance of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree China Dividend ex-Financials Index measures the performance of Chinese dividend paying stocks outside the financial sector.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index measures the performance of small-capitalization stocks in the MSCI EAFE Index.

The MSCI Europe Small Cap Index measures the performance of small-capitalization stocks in the MSCI Europe Index.

24	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited) (continued)

The MSCI Europe Value Index measures the performance of value stocks in the MSCI Europe Index.

The MSCI AC World Index measures the performance of the world stock market indexes covered by MSCI.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI AC Asia Pacific ex-Japan Index measures the performance of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI Pacific ex-Japan Value Index measures the performance of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI Australia Index measures the performance of large- and mid-capitalization segments of the Australia market.

The MSCI Japan Index is a capitalization weighted index that measures the performance of stocks in Japan.

The MSCI Japan Value Index measures the performance of value stocks in the MSCI Japan Index.

The MSCI ACWI ex-U.S.A. Index measures the performance of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World ex-U.S.A. Growth Index measures the performance of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

The MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Egypt, Jordan, and Morocco.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index is calculated using the same methodology as its corresponding MSCI EAFE Index in U.S. dollars, with the key difference being the currency in which the securities are quoted in. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the 11 countries within EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI China Index is a capitalization weighted index that measures the performance of stocks in China.

WisdomTree International Dividend and Sector Funds	25

Description of Indexes (unaudited) (concluded)

The FTSE China 25 Index is a capitalization weighted index that measures the performance of the 25 largest and most liquid Chinese securities.

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the United States.

The S&P Global Natural Resources Index is comprised of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones Global Select Real Estate Securities (ex US) Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

26	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1,2012 to September 30, 2012.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/01/12 to 9/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree International Dividend and Sector Funds	27

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Annualized Expense Ratio Based on the Period 4/01/12 to 9/30/12	Expenses Paid During the Period† 4/01/12 to 9/30/12
WisdomTree DEFA Fund
Actual	$1,000.00	$1,007.20	0.48%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.44
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$1,024.13	0.58%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global Equity Income Fund
Actual	$1,000.00	$1,029.86	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$994.19	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$874.79	0.48%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.44
WisdomTree Global ex-U.S. Growth Fund
Actual	$1,000.00	$984.31	0.58%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$951.40	0.58%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$1,045.16	0.48%	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.44
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$978.61	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,013.66	0.48%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.44
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$998.39	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$992.09	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$986.01	0.58%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$964.51	0.63%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.20
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$989.39	0.63%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.20

28	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Annualized Expense Ratio Based on the Period 4/01/12 to 9/30/12	Expenses Paid During the Period† 4/01/12 to 9/30/12
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$978.62	0.88%	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	0.88%	$4.47
WisdomTree Europe Hedged Equity Fund
Actual	$1,000.00	$994.63	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Commodity Country Equity Fund
Actual	$1,000.00	$998.13	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global Natural Resources Fund
Actual	$1,000.00	$960.54	0.58%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global ex-U.S. Utilities Fund
Actual	$1,000.00	$960.37	0.58%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$1,124.07	0.58%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect one-half year period).

WisdomTree International Dividend and Sector Funds	29

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 12.6%
Adelaide Brighton Ltd.	63,430	$198,542
AGL Energy Ltd.	24,237	377,305
Amcor Ltd.	46,039	371,517
AMP Ltd.	193,399	870,831
APN News & Media Ltd.	131,493	46,491
Arrium Ltd.	144,454	81,869
Australia & New Zealand Banking Group Ltd.	196,308	5,052,482
Bank of Queensland Ltd.	32,211	253,901
Bendigo and Adelaide Bank Ltd.	40,340	322,173
BHP Billiton Ltd.	118,078	4,056,959
Boral Ltd.(a)	38,045	151,922
Bradken Ltd.(a)	17,830	103,276
Brambles Ltd.	67,699	494,209
Coca-Cola Amatil Ltd.	42,241	595,642
Cochlear Ltd.(a)	2,743	191,542
Commonwealth Bank of Australia	109,652	6,359,292
Computershare Ltd.	27,015	233,171
Crown Ltd.	44,194	418,212
CSL Ltd.	7,402	354,078
CSR Ltd.(a)	107,547	174,467
David Jones Ltd.(a)	61,816	161,349
Envestra Ltd.	327,466	308,181
Flight Centre Ltd.(a)	7,391	181,310
Fortescue Metals Group Ltd.(a)	87,314	316,884
GUD Holdings Ltd.(a)	17,788	152,051
GWA Group Ltd.(a)	64,910	123,187
Harvey Norman Holdings Ltd.(a)	87,849	177,227
Iluka Resources Ltd.	28,950	298,944
Incitec Pivot Ltd.	58,588	181,558
Insurance Australia Group Ltd.	103,758	471,514
IOOF Holdings Ltd.	34,996	208,892
Iress Market Technology Ltd.(a)	18,817	145,584
JB Hi-Fi Ltd.(a)	22,975	216,698
Leighton Holdings Ltd.(a)	7,698	133,046
Macquarie Group Ltd.	15,274	452,042
Metcash Ltd.	73,344	269,997
Monadelphous Group Ltd.(a)	9,344	191,421
Myer Holdings Ltd.(a)	74,690	135,534
National Australia Bank Ltd.	196,652	5,212,664
Navitas Ltd.(a)	33,270	146,001
New Hope Corp., Ltd.(a)	35,462	165,946
Newcrest Mining Ltd.	8,280	250,906
Orica Ltd.	16,646	430,504
Origin Energy Ltd.	37,390	440,143
OZ Minerals Ltd.	22,962	161,178
Perpetual Ltd.	6,968	188,179
Platinum Asset Management Ltd.(a)	65,978	243,567
QBE Insurance Group Ltd.	54,586	735,094
QR National Ltd.	53,386	189,310
Ramsay Health Care Ltd.	9,347	233,473
Rio Tinto Ltd.(a)	14,832	823,014
Santos Ltd.	28,689	338,911

Seven West Media Ltd.	149,820	$176,831
Sonic Healthcare Ltd.	12,129	170,905
Suncorp Group Ltd.	66,133	635,451
Sydney Airport	132,775	436,310
TABCORP Holdings Ltd.	39,332	112,888
Tatts Group Ltd.	95,070	267,920
Telstra Corp., Ltd.	1,034,819	4,218,344
Toll Holdings Ltd.	51,357	235,521
Transfield Services Ltd.	42,307	76,991
UGL Ltd.(a)	14,355	156,294
Wesfarmers Ltd.	70,499	2,511,666
Westpac Banking Corp.(a)	256,556	6,629,795
Woodside Petroleum Ltd.	29,364	1,011,951
Woolworths Ltd.	58,879	1,760,925
WorleyParsons Ltd.	9,142	268,946
Wotif.com Holdings Ltd.(a)	24,634	98,625

Total Australia		53,161,553
Austria – 0.6%
Andritz AG	4,417	250,426
Oesterreichische Post AG	5,954	213,326
OMV AG	10,787	377,953
Raiffeisen Bank International AG(a)	11,381	412,675
Strabag SE	6,516	157,975
Telekom Austria AG	36,959	261,513
Verbund AG	14,023	290,453
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,178	219,829
Voestalpine AG(a)	12,056	361,229

Total Austria		2,545,379
Belgium – 1.4%
Ageas	17,225	413,505
Anheuser-Busch InBev N.V.	26,559	2,260,906
Belgacom S.A.	28,112	858,944
Colruyt S.A.	4,879	212,753
Delhaize Group S.A.	7,744	299,328
Elia System Operator S.A./N.V.	3,201	131,120
EVS Broadcast Equipment S.A.	2,237	123,663
Mobistar S.A.	7,863	248,342
NV Bekaert S.A.(a)	7,555	217,765
Solvay S.A.	2,092	242,384
Tessenderlo Chemie N.V.	3,876	108,655
UCB S.A.	6,501	357,876
Umicore S.A.	6,548	342,646

Total Belgium		5,817,887
Denmark – 0.8%
Carlsberg A/S Class B	1,471	130,482
Chr Hansen Holding A/S	7,133	215,174
Coloplast A/S Class B	1,063	221,603
D/S Norden	4,687	125,211
FLSmidth & Co. A/S(a)	1,967	114,226
H. Lundbeck A/S	8,283	154,093
Novo Nordisk A/S Class B	8,551	1,352,465
Novozymes A/S Class B	5,401	149,039

See Notes to Financial Statements.

30	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2012

Investments	Shares	Value

Pandora A/S(a)	17,867	$243,588
TDC A/S	92,297	673,122

Total Denmark		3,379,003
Finland – 1.3%
Alma Media Oyj(a)	22,678	141,792
Elisa Oyj	11,457	259,266
Fortum Oyj	52,001	958,666
Kone Oyj Class B	5,929	410,749
Konecranes Oyj	6,029	174,982
Metso Oyj	6,580	235,416
Neste Oil Oyj(a)	17,220	225,966
Nokia Oyj(a)	308,324	797,284
Nokian Renkaat Oyj	3,532	143,815
Orion Oyj Class B	10,800	231,338
Pohjola Bank PLC Class A	18,213	239,934
Sampo Oyj Class A	24,355	758,565
Sanoma Oyj(a)	17,416	156,280
Stora Enso Oyj Class R	20,200	125,623
UPM-Kymmene Oyj	21,472	242,951
Wartsila Oyj Abp	8,701	301,674
YIT Oyj	7,251	139,273

Total Finland		5,543,574
France – 10.0%
Accor S.A.	8,051	268,832
Aeroports de Paris	2,933	234,171
Air Liquide S.A.	7,038	873,295
Alstom S.A.	8,288	290,927
Arkema S.A.	1,766	165,535
AXA S.A.	120,287	1,793,543
BNP Paribas S.A.	42,529	2,023,307
Bourbon S.A.	3,633	104,507
Bouygues S.A.	17,519	428,226
Bureau Veritas S.A.	2,149	220,954
Cap Gemini S.A.	4,870	206,283
Carrefour S.A.	39,645	823,193
Casino Guichard Perrachon S.A.	4,104	363,725
Christian Dior S.A.	3,536	474,922
Cie de Saint-Gobain	18,297	643,441
Cie Generale des Etablissements Michelin Class B	4,856	380,832
Cie Generale d’Optique Essilor International S.A.	3,512	329,240
CNP Assurances	29,497	385,740
Danone	14,923	919,797
Edenred	7,136	200,731
EDF S.A.	103,202	2,164,804
Eiffage S.A.	2,876	94,497
Euler Hermes S.A.	2,598	172,029
Eutelsat Communications S.A.	6,295	202,584
France Telecom S.A.	281,467	3,399,462
GDF Suez(a)	152,561	3,415,092
Hermes International	518	139,279
Imerys S.A.	2,857	167,825
Klepierre	9,736	341,817
Lafarge S.A.	11,669	629,160
Lagardere SCA	7,104	194,256

Legrand S.A.	9,238	$348,578
L’Oreal S.A.	9,600	1,188,849
LVMH Moet Hennessy Louis Vuitton S.A.	8,804	1,325,182
M6-Metropole Television S.A.	12,179	166,397
Natixis	109,280	344,442
Neopost S.A.(a)	2,811	155,395
Nexity S.A.	4,369	126,410
Pernod-Ricard S.A.	4,842	543,874
PPR	3,617	555,600
Rallye S.A.	3,135	95,183
Renault S.A.	8,605	404,288
Rexel S.A.	8,879	178,882
Safran S.A.	7,407	266,672
Sanofi	46,759	3,991,313
Schneider Electric S.A.	16,877	999,958
SCOR SE	11,991	309,531
Societe Television Francaise 1	27,851	232,145
Sodexo	3,845	289,821
Suez Environnement Co.	19,935	226,175
Technip S.A.	2,470	274,899
Total S.A.	113,049	5,613,887
Vallourec S.A.	5,863	248,533
Veolia Environnement S.A.	26,937	290,959
Vinci S.A.	23,978	1,022,447
Vivendi S.A.	67,340	1,314,654

Total France		42,566,080
Germany – 8.2%
Adidas AG	3,528	289,755
Aixtron SE N.A.	12,561	167,657
Allianz SE	20,869	2,485,853
Axel Springer AG	5,472	237,380
BASF SE	30,776	2,599,301
Bayer AG	19,695	1,693,312
Bayerische Motoren Werke AG	19,726	1,444,233
Beiersdorf AG	4,113	302,137
Brenntag AG	1,363	174,649
Celesio AG	7,337	130,967
Continental AG	4,248	416,437
Daimler AG	52,843	2,560,561
Deutsche Bank AG	20,663	817,293
Deutsche Boerse AG	11,575	641,291
Deutsche Lufthansa AG	16,767	227,571
Deutsche Post AG	47,736	933,468
Deutsche Telekom AG	295,576	3,640,974
E.ON AG	102,402	2,432,582
Fielmann AG	1,853	172,093
Fraport AG Frankfurt Airport Services Worldwide	2,961	171,439
Fresenius Medical Care AG & Co. KGaA	4,055	297,668
Fresenius SE & Co. KGaA	2,174	252,667
GEA Group AG	5,597	169,537
Infineon Technologies AG	17,861	113,466
K+S AG	7,535	370,932
Linde AG	3,142	541,652
MAN SE	2,935	269,031
Merck KGaA	3,468	428,312

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2012

Investments	Shares	Value

Metro AG	15,725	$470,858
MLP AG	25,547	166,270
Muenchener Rueckversicherungs AG	9,374	1,465,247
Rheinmetall AG	3,674	171,576
RWE AG	30,865	1,382,427
SAP AG	23,994	1,701,150
Siemens AG	32,354	3,230,393
SMA Solar Technology AG(a)	5,133	179,717
Symrise AG	5,045	171,022
ThyssenKrupp AG	22,868	486,601
United Internet AG Registered Shares	7,218	147,368
Volkswagen AG	5,297	887,259
Wacker Chemie AG	1,256	80,728
Wincor Nixdorf AG	1,980	77,513

Total Germany		34,600,347
Hong Kong – 5.8%
AIA Group Ltd.	120,611	449,574
Bank of East Asia Ltd.	66,200	248,466
BOC Hong Kong Holdings Ltd.	454,000	1,443,408
Cheung Kong Holdings Ltd.	62,000	909,219
China Merchants Holdings International Co., Ltd.	114,000	351,414
China Mobile Ltd.	641,200	7,108,134
China Overseas Land & Investment Ltd.	170,000	432,386
China Resources Enterprise Ltd.(a)	38,000	126,940
China Resources Power Holdings Co., Ltd.	92,000	201,484
China Unicom Hong Kong Ltd.	266,900	437,877
Citic Pacific Ltd.	90,000	108,071
CLP Holdings Ltd.	81,000	688,473
CNOOC Ltd.	1,239,700	2,542,318
Fosun International Ltd.	235,500	112,993
Hang Lung Group Ltd.	24,000	152,143
Hang Lung Properties Ltd.	149,000	509,270
Hang Seng Bank Ltd.	72,600	1,113,358
Henderson Land Development Co., Ltd.	45,000	323,864
Hong Kong & China Gas Co., Ltd.	156,686	397,310
Hong Kong Exchanges and Clearing Ltd.	37,800	571,394
Hutchison Whampoa Ltd.	127,000	1,231,793
Lenovo Group Ltd.(a)	204,000	168,920
MTR Corp., Ltd.	122,000	462,619
New World Development Co., Ltd.	139,000	215,494
PCCW Ltd.	413,000	168,859
Power Assets Holdings Ltd.	74,000	628,498
Shanghai Industrial Holdings Ltd.	46,000	136,756
Shenzhen Investment Ltd.	450,000	104,472
Shougang Fushan Resources Group Ltd.	672,000	182,014
Sino Land Co., Ltd.	202,400	378,525
Sino-Ocean Land Holdings Ltd.(a)	259,500	146,933
Sinotruk Hong Kong Ltd.(a)	140,000	81,437
SJM Holdings Ltd.	191,000	415,343
Sun Art Retail Group Ltd.	159,500	198,520
Sun Hung Kai Properties Ltd.	83,000	1,216,109
Television Broadcasts Ltd.	24,000	177,371
Wharf Holdings Ltd.	48,000	333,383

Total Hong Kong		24,475,142

Ireland – 0.3%
CRH PLC	30,450	$587,609
DCC PLC	6,622	190,830
Dragon Oil PLC	17,830	172,266
Kerry Group PLC Class A	3,774	193,482

Total Ireland		1,144,187
Israel – 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	424,023	491,793
Clal Industries and Investments Ltd.	109,321	351,399
Delek Automotive Systems Ltd.	20,767	126,783
Gazit-Globe Ltd.	18,146	197,834
Hot Telecommunication System Ltd.	17,410	163,760
Israel Chemicals Ltd.	83,903	1,015,904
Teva Pharmaceutical Industries Ltd.	18,673	756,821

Total Israel		3,104,294
Italy – 3.7%
A2A SpA(a)	202,323	100,237
ACEA SpA	21,122	126,357
Assicurazioni Generali SpA(a)	42,887	617,398
Atlantia SpA	43,095	669,736
Banca Carige SpA(a)	293,418	282,923
Banca Generali SpA	16,191	217,046
Credito Valtellinese	62,077	101,904
Enel Green Power SpA	74,675	126,427
Enel SpA	785,947	2,782,604
ENI SpA	196,842	4,310,096
ERG SpA	36,099	261,000
Fiat Industrial SpA	28,950	283,242
Hera SpA(a)	98,960	159,777
Intesa Sanpaolo SpA	698,040	1,062,367
Iren SpA	130,971	75,081
Luxottica Group SpA	10,152	359,557
MARR SpA	13,962	134,446
Mediaset SpA	119,815	225,201
Mediobanca SpA	25,679	137,364
Mediolanum SpA	49,042	211,360
Parmalat SpA	82,436	176,156
Pirelli & C SpA	19,502	210,248
Saipem SpA	7,867	378,218
Snam SpA	213,087	945,770
Telecom Italia SpA RSP	1,067,822	1,028,474
Terna Rete Elettrica Nazionale SpA	111,798	417,101
Tod’s SpA(a)	1,572	170,082
Unione di Banche Italiane SCPA	27,921	103,307

Total Italy		15,673,479
Japan – 14.0%
Aeon Co., Ltd.	21,500	244,017
Aisin Seiki Co., Ltd.	8,000	228,278
Ajinomoto Co., Inc.	18,000	283,188
Aozora Bank Ltd.	125,000	383,997
Asahi Glass Co., Ltd.	49,000	327,506
Asahi Group Holdings Ltd.	9,900	244,828
Asahi Kasei Corp.(a)	38,000	196,838

See Notes to Financial Statements.

32	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2012

Investments	Shares	Value

Astellas Pharma, Inc.	18,100	$922,449
Azbil Corp.	4,900	98,819
Bridgestone Corp.	10,700	248,933
Brother Industries Ltd.(a)	12,000	111,671
Canon, Inc.	38,300	1,228,258
Chubu Electric Power Co., Inc.(a)	29,300	383,009
Chugai Pharmaceutical Co., Ltd.	17,900	376,176
Chugoku Electric Power Co., Inc. (The)(a)	17,700	235,924
Coca-Cola West Co., Ltd.	16,500	274,434
Cosmo Oil Co., Ltd.	51,000	94,396
Dai Nippon Printing Co., Ltd.(a)	47,000	328,637
Daihatsu Motor Co., Ltd.(a)	13,000	217,558
Dai-ichi Life Insurance Co., Ltd. (The)	215	244,846
Daiichi Sankyo Co., Ltd.(a)	34,400	570,386
Daikin Industries Ltd.(a)	4,900	127,413
Dainippon Sumitomo Pharma Co., Ltd.(a)	18,100	199,612
Daito Trust Construction Co., Ltd.(a)	3,800	383,419
Daiwa House Industry Co., Ltd.	15,000	218,445
Daiwa Securities Group, Inc.	45,000	171,787
Denso Corp.	17,900	563,919
East Japan Railway Co.	9,800	651,234
Eisai Co., Ltd.(a)	14,300	646,992
Electric Power Development Co., Ltd.	8,500	224,409
FANUC Corp.	3,300	533,599
Fast Retailing Co., Ltd.	1,700	396,594
Fuji Heavy Industries Ltd.	20,000	166,581
FUJIFILM Holdings Corp.	8,800	147,949
FUJITA KANCO, Inc.	43,000	146,465
Fujitsu Ltd.	46,000	173,239
Hirose Electric Co., Ltd.(a)	400	44,987
Hitachi Chemical Co., Ltd.	9,000	122,044
Hitachi Ltd.(a)	87,000	485,321
Hokkaido Electric Power Co., Inc.(a)	13,900	113,272
Hokuriku Electric Power Co.(a)	12,100	147,284
Honda Motor Co., Ltd.	35,900	1,106,071
Hoya Corp.	8,100	178,554
Ibiden Co., Ltd.(a)	4,100	60,130
Idemitsu Kosan Co., Ltd.	2,800	230,334
Isuzu Motors Ltd.	29,000	140,527
ITOCHU Corp.(a)	78,700	800,150
Japan Tobacco, Inc.	33,200	999,414
JFE Holdings, Inc.(a)	13,200	174,756
JGC Corp.	6,000	200,900
JS Group Corp.	9,500	227,365
JSR Corp.(a)	9,200	151,362
JX Holdings, Inc.	97,779	536,653
Kajima Corp.(a)	49,000	134,152
Kansai Electric Power Co., Inc. (The)(a)	50,700	397,519
Kao Corp.	15,900	470,051
Kawasaki Heavy Industries Ltd.	58,000	115,553
KDDI Corp.	9,500	739,974
Keikyu Corp.(a)	19,000	179,743
Kikkoman Corp.	12,000	164,576
Kintetsu Corp.(a)	85,000	334,319

Kirin Holdings Co., Ltd.	24,000	$322,057
Kokuyo Co., Ltd.	57,400	467,758
Komatsu Ltd.(a)	20,300	401,042
Komori Corp.(a)	21,900	113,159
Konami Corp.(a)	5,600	127,620
Konica Minolta Holdings, Inc.	17,500	134,961
Kubota Corp.	31,000	314,781
Kuraray Co., Ltd.(a)	13,000	148,213
Kyocera Corp.	3,200	278,046
Kyowa Hakko Kirin Co., Ltd.	22,000	266,658
Kyushu Electric Power Co., Inc.(a)	20,900	173,003
Lawson, Inc.	4,800	370,180
Makita Corp.(a)	4,000	155,784
Marubeni Corp.(a)	42,000	268,843
Marui Group Co., Ltd.	17,900	127,233
Medipal Holdings Corp.	15,700	216,733
Mitsubishi Chemical Holdings Corp.	24,400	93,774
Mitsubishi Corp.(a)	60,400	1,101,640
Mitsubishi Electric Corp.	29,000	214,704
Mitsubishi Estate Co., Ltd.	14,000	268,843
Mitsubishi Heavy Industries Ltd.	118,000	512,648
Mitsubishi Tanabe Pharma Corp.	13,700	209,022
Mitsubishi UFJ Financial Group, Inc.(a)	406,000	1,909,974
Mitsui & Co., Ltd.(a)	77,700	1,096,589
Mitsui Chemicals, Inc.(a)	40,000	78,663
Mitsui Fudosan Co., Ltd.	17,000	341,530
Mitsui O.S.K. Lines Ltd.(a)	39,000	91,234
Mizuho Financial Group, Inc.	1,002,200	1,635,982
MS&AD Insurance Group Holdings	28,530	495,425
Murata Manufacturing Co., Ltd.	6,400	341,799
NEC Fielding Ltd.(a)	26,100	320,044
Nidec Corp.	2,000	146,787
Nikon Corp.(a)	6,000	165,655
Nintendo Co., Ltd.	1,300	165,257
Nippon Electric Glass Co., Ltd.	10,000	55,398
Nippon Express Co., Ltd.	39,000	148,380
Nippon Steel Corp.(a)	115,000	236,504
Nippon Telegraph & Telephone Corp.	40,400	1,931,722
Nippon Yusen K.K.(a)	49,000	86,915
Nissan Chemical Industries Ltd.(a)	14,000	157,095
Nissan Motor Co., Ltd.	106,900	913,734
Nisshin Seifun Group, Inc.(a)	31,500	388,689
Nissin Foods Holdings Co., Ltd.(a)	4,900	192,725
Nitto Denko Corp.(a)	3,700	176,915
Nomura Holdings, Inc.(a)	76,000	272,545
Nomura Research Institute Ltd.	11,400	235,766
NSK Ltd.	14,000	81,517
NTN Corp.(a)	69,000	139,242
NTT DoCoMo, Inc.	1,426	2,320,458
Odakyu Electric Railway Co., Ltd.(a)	28,000	295,476
OJI Paper Co., Ltd.(a)	44,000	134,602
Oracle Corp.	2,800	144,859
Oriental Land Co., Ltd.	1,900	251,054
Osaka Gas Co., Ltd.(a)	49,000	216,658

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2012

Investments	Shares	Value

Otsuka Holdings Co., Ltd.	10,948	$340,542
Panasonic Corp.(a)	52,400	347,537
Park24 Co., Ltd.	19,400	318,679
Resona Holdings, Inc.	82,600	339,743
Ricoh Co., Ltd.(a)	29,000	245,643
Rohm Co., Ltd.	4,000	135,116
Royal Holdings Co., Ltd.	12,900	161,996
Ryosan Co., Ltd.(a)	4,900	88,238
Saibu Gas Co., Ltd.(a)	49,000	139,820
Sankyo Co., Ltd.	4,400	205,578
Secom Co., Ltd.	8,600	449,897
Sega Sammy Holdings, Inc.	10,000	190,360
Sekisui House Ltd.	23,000	229,113
Seven & I Holdings Co., Ltd.	21,700	668,572
Shikoku Electric Power Co., Inc.(a)	11,400	129,092
Shin-Etsu Chemical Co., Ltd.	10,800	609,409
Shionogi & Co., Ltd.	21,500	329,409
Shiseido Co., Ltd.(a)	24,400	335,892
Shochiku Co., Ltd.	15,000	149,807
Showa Shell Sekiyu K.K.	38,800	206,468
SMC Corp.(a)	1,000	161,697
Softbank Corp.	17,900	727,044
Sony Corp.(a)	16,800	198,447
Sony Financial Holdings, Inc.	10,386	178,618
Sumitomo Bakelite Co., Ltd.(a)	48,000	167,815
Sumitomo Chemical Co., Ltd.(a)	45,000	115,103
Sumitomo Corp.(a)	38,000	514,319
Sumitomo Electric Industries Ltd.(a)	17,700	187,693
Sumitomo Metal Mining Co., Ltd.	17,000	215,231
Sumitomo Mitsui Financial Group, Inc.(a)	53,900	1,690,437
Sumitomo Mitsui Trust Holdings, Inc.	85,070	253,679
Sumitomo Realty & Development Co., Ltd.(a)	8,000	213,059
T&D Holdings, Inc.	21,100	229,171
Taisei Corp.(a)	85,000	244,730
Takeda Pharmaceutical Co., Ltd.(a)	34,100	1,575,700
TDK Corp.(a)	3,200	119,527
Tokio Marine Holdings, Inc.(a)	19,800	507,470
Tokyo Electron Ltd.	4,700	200,868
Tokyo Gas Co., Ltd.(a)	49,000	270,823
TOKYU Corp.	70,000	335,604
TonenGeneral Sekiyu K.K.	26,000	226,247
Toppan Printing Co., Ltd.(a)	36,000	209,614
TORAY INDUSTRIES, Inc.	33,000	195,964
Toshiba Corp.(a)	121,000	388,817
Toyota Motor Corp.	23,100	902,622
Toyota Tsusho Corp.(a)	12,300	263,865
Trend Micro, Inc.	8,500	238,175
USS Co., Ltd.(a)	2,270	240,713
West Japan Railway Co.	11,540	494,677
Yahoo! Japan Corp.	866	330,928
YAKULT HONSHA CO., Ltd.(a)	4,000	190,231

Total Japan		59,116,510
Netherlands – 1.8%
Akzo Nobel N.V.	6,356	359,706
ASML Holding N.V.	7,201	385,293

European Aeronautic Defence and Space Co. N.V.(a)	12,972	$411,621
Fugro NV CVA	2,910	198,117
Heineken Holding N.V.	6,306	306,618
Heineken NV	9,426	562,550
Koninklijke Ahold N.V.	29,743	372,963
Koninklijke Boskalis Westminster N.V.	4,984	180,367
Koninklijke DSM N.V.	5,269	263,008
Koninklijke KPN N.V.	115,078	880,292
Koninklijke Philips Electronics N.V.	36,814	859,843
PostNL NV*	39,063	136,190
Randstad Holding N.V.	6,802	226,339
Reed Elsevier NV	31,420	420,589
STMicroelectronics N.V.	59,791	323,530
Unilever N.V. CVA	46,605	1,650,625
Wolters Kluwer N.V.	14,148	266,287

Total Netherlands		7,803,938
New Zealand – 0.3%
Auckland International Airport Ltd.	158,962	345,970
DNZ Property Fund Ltd.	199,700	260,449
Fletcher Building Ltd.	74,253	429,923
Telecom Corp. of New Zealand Ltd.	163,264	322,784

Total New Zealand		1,359,126
Norway – 1.8%
Aker ASA Class A	8,286	269,214
Aker Solutions ASA	16,847	319,295
DNB ASA	58,110	713,078
Fred Olsen Energy ASA	3,651	163,264
Gjensidige Forsikring ASA(a)	35,010	485,876
Norsk Hydro ASA(a)	75,777	355,271
Orkla ASA	52,490	398,938
SpareBank 1 SMN	42,264	273,157
Statoil ASA	113,639	2,935,859
Telenor ASA	64,460	1,257,718
Yara International ASA	8,565	429,387

Total Norway		7,601,057
Portugal – 0.7%
EDP-Energias de Portugal S.A.	314,275	866,042
Galp Energia, SGPS, S.A. Class B	31,885	517,673
Jeronimo Martins, SGPS, S.A.	12,276	205,073
Mota-Engil, SGPS, S.A.(a)	66,635	105,014
Portugal Telecom, SGPS, S.A.	164,374	813,514
Sonae	205,865	137,190
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	78,630	221,029

Total Portugal		2,865,535
Singapore – 3.0%
Cityspring Infrastructure Trust	444,000	157,447
DBS Group Holdings Ltd.	87,000	1,020,567
Fraser and Neave Ltd.	49,000	354,708
Hutchison Port Holdings Trust Class U	560,044	406,032
Jardine Cycle & Carriage Ltd.	11,000	431,320
Keppel Corp., Ltd.	83,100	772,267

See Notes to Financial Statements.

34	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2012

Investments	Shares	Value

Keppel Land Ltd.	102,000	$295,182
K-Green Trust	197,000	164,608
Mapletree Commercial Trust(a)	271,627	259,072
Oversea-Chinese Banking Corp., Ltd.	115,000	875,601
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust Class REIT	311,481	290,736
Sakari Resources Ltd.	177,000	269,821
SATS Ltd.	100,000	218,472
SembCorp Industries Ltd.	49,000	226,486
SembCorp Marine Ltd.(a)	115,000	465,925
Singapore Airlines Ltd.(a)	117,000	1,024,358
Singapore Exchange Ltd.	48,000	273,906
Singapore Press Holdings Ltd.	138,000	457,863
Singapore Technologies Engineering Ltd.	173,000	499,242
Singapore Telecommunications Ltd.	1,013,000	2,642,537
StarHub Ltd.	78,000	236,537
STX OSV Holdings Ltd.	132,142	175,047
United Overseas Bank Ltd.	48,000	768,892
Venture Corp., Ltd.	28,000	183,745
Wilmar International Ltd.	122,000	323,225
Yangzijiang Shipbuilding Holdings Ltd.	157,000	125,426

Total Singapore		12,919,022
Spain – 3.2%
Abertis Infraestructuras, S.A.	42,400	624,570
Acciona S.A.	5,198	296,177
Acerinox S.A.	15,710	176,360
ACS Actividades de Construccion y Servicios, S.A.(a)	36,956	762,128
Amadeus It Holding S.A. Class A	10,913	254,537
Antena 3 de Television S.A.	55,673	254,263
Banco Bilbao Vizcaya Argentaria S.A.	152,790	1,201,597
Banco de Sabadell S.A.(a)	77,473	208,308
Banco Espanol de Credito S.A.(a)	48,754	174,367
Banco Popular Espanol S.A.	47,452	103,841
Banco Santander S.A.*	198,594	1,480,571
Bolsas y Mercados Espanoles S.A.(a)	10,034	211,252
CaixaBank	135,243	509,095
CaixaBank Bonus Shares*	2,817	10,604
Duro Felguera S.A.	21,166	129,615
Enagas S.A.	20,861	411,958
Endesa S.A.(a)	26,055	501,120
Ferrovial S.A.	36,758	478,803
Fomento de Construcciones y Contratas S.A.(a)	10,237	133,674
Gas Natural SDG S.A.	23,977	339,773
Iberdrola S.A.	46,080	209,147
Inditex S.A.	12,812	1,592,717
Indra Sistemas S.A.(a)	12,527	121,515
Mapfre S.A.(a)	176,609	484,406
Mediaset Espana Comunicacion S.A.	28,458	154,499
Obrascon Huarte Lain S.A.	9,545	220,420
Red Electrica Corp. S.A.	8,595	407,965
Repsol YPF S.A.	86,113	1,671,736
Tecnicas Reunidas S.A.	3,105	144,524
Zardoya Otis S.A.	24,265	285,635

Total Spain		13,555,177

Sweden – 3.4%
Alfa Laval AB	13,649	$247,933
Assa Abloy AB Class B	10,678	347,215
Atlas Copco AB Class A	31,080	726,682
Axis Communications AB(a)	4,884	121,418
Billerud AB(a)	16,291	152,186
Electrolux AB Series B	13,094	323,526
Fabege AB	20,642	196,767
Hennes & Mauritz AB Class B	55,078	1,916,969
Husqvarna AB Class B	26,646	136,185
NCC AB Class B	8,959	170,938
Nordea Bank AB	136,644	1,353,602
Peab AB	32,841	153,772
Ratos AB Class B	16,009	141,494
Sandvik AB	33,466	455,037
Scania AB Class B	11,177	205,416
Securitas AB Class B	24,556	184,565
Skandinaviska Enskilda Banken AB Class A	65,196	546,896
Skanska AB Class B	24,420	395,914
SKF AB Class B	12,923	279,289
SSAB AB Class B	13,060	80,572
Svenska Cellulosa AB Class B	16,690	310,554
Svenska Handelsbanken AB Class A	26,339	988,626
Swedbank AB Class A	41,625	783,413
Swedish Match AB	7,532	305,112
Tele2 AB Class B	36,871	670,321
Telefonaktiebolaget LM Ericsson Class B	100,396	916,436
TeliaSonera AB	195,378	1,408,881
Volvo AB Class B	64,081	900,140

Total Sweden		14,419,859
Switzerland – 4.7%
Baloise Holding AG	3,108	244,559
Cie Financiere Richemont S.A. Class A	4,093	245,632
Kuehne + Nagel International AG	2,926	330,646
Nestle S.A.	86,682	5,469,507
Novartis AG	90,780	5,559,043
Partners Group Holding AG	1,531	318,809
Roche Holding AG – Genusschein	23,886	4,465,599
Schindler Holding AG Participating Shares	2,542	312,679
SGS S.A.	335	688,679
Sulzer AG	1,270	185,135
Swatch Group AG (The)	736	293,836
Swisscom AG	3,011	1,211,064
Syngenta AG	2,129	796,280

Total Switzerland		20,121,468
United Kingdom – 20.9%
Aberdeen Asset Management PLC	91,213	458,221
Admiral Group PLC	22,166	376,907
Aegis Group PLC	94,254	358,434
AMEC PLC	19,205	355,400
Anglo American PLC	26,572	779,647
Antofagasta PLC	21,197	431,969
Ashmore Group PLC	40,636	223,433

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2012

Investments	Shares	Value

Associated British Foods PLC	20,453	$425,724
AstraZeneca PLC	72,049	3,437,985
Aviva PLC	221,617	1,140,522
Babcock International Group PLC	28,086	420,425
BAE Systems PLC	190,716	1,001,204
Barclays PLC	347,017	1,203,940
Berendsen PLC	26,342	232,040
BG Group PLC	34,729	701,005
BHP Billiton PLC	73,324	2,279,268
BP PLC	721,196	5,083,421
British American Tobacco PLC	66,665	3,422,751
British Land Co. PLC	28,110	236,946
British Sky Broadcasting Group PLC	65,196	782,745
BT Group PLC	228,622	851,695
Burberry Group PLC	13,315	215,226
Cable & Wireless Communications PLC	406,080	236,590
Capita PLC	21,025	262,952
Carillion PLC	34,957	152,976
Carnival PLC	4,605	169,767
Centrica PLC	186,098	985,075
Compass Group PLC	55,353	610,940
Croda International PLC	7,914	309,903
Daily Mail & General Trust PLC Class A	23,578	183,325
Diageo PLC	57,735	1,621,743
Electrocomponents PLC	36,931	119,451
Eurasian Natural Resources Corp. PLC	58,217	290,205
Evraz PLC	55,276	220,114
Fidessa Group PLC	11,089	263,405
Firstgroup PLC	42,793	165,845
Fresnillo PLC	29,829	892,550
G4S PLC	54,195	232,525
GKN PLC	57,365	198,976
GlaxoSmithKline PLC	210,001	4,840,788
Halfords Group PLC	72,198	303,821
Hammerson PLC	33,276	242,341
Hays PLC	239,019	297,581
HSBC Holdings PLC	730,569	6,763,348
ICAP PLC	33,797	175,242
IG Group Holdings PLC	26,781	192,877
IMI PLC	21,967	319,251
Imperial Tobacco Group PLC	34,056	1,260,453
Inchcape PLC	30,104	174,808
Inmarsat PLC	38,867	370,298
Intercontinental Hotels Group PLC	17,194	449,791
Intertek Group PLC	4,298	190,167
Investec PLC	26,428	163,193
J. Sainsbury PLC	89,454	501,965
John Wood Group PLC	23,693	307,415
Johnson Matthey PLC	6,273	244,428
Kazakhmys PLC	22,103	247,166
Kesa Electricals PLC	203,205	185,396
Kingfisher PLC	71,402	304,622
Ladbrokes PLC	70,121	195,664
Legal & General Group PLC	322,187	686,233

Man Group PLC	280,204	$372,612
Marks & Spencer Group PLC	72,152	415,711
Marston’s PLC	170,501	314,421
Meggitt PLC	32,487	207,164
Melrose PLC	92,812	362,992
Mondi PLC	17,940	182,508
Moneysupermarket.com Group PLC	84,639	188,338
N. Brown Group PLC	29,913	132,690
National Grid PLC	169,672	1,871,326
New World Resources PLC Class A(a)	32,621	139,592
Next PLC	7,148	398,219
Old Mutual PLC	165,510	454,084
Pearson PLC	29,016	566,946
Premier Farnell PLC	31,284	86,991
Prudential PLC	82,803	1,071,687
Reckitt Benckiser Group PLC	24,370	1,402,922
Reed Elsevier PLC	50,521	482,961
Rexam PLC	32,533	228,472
Rio Tinto PLC	40,550	1,889,101
Royal Dutch Shell PLC Class A	120,393	4,164,274
Royal Dutch Shell PLC Class B	120,012	4,259,621
RSA Insurance Group PLC(a)	244,737	436,697
SABMiller PLC	27,002	1,185,996
Sage Group PLC (The)	56,122	284,021
Segro PLC	50,944	186,576
Severn Trent PLC	12,773	346,308
Smith & Nephew PLC	17,256	190,457
Smiths Group PLC	15,428	258,349
SSE PLC	45,878	1,031,246
Standard Chartered PLC	79,663	1,800,957
Standard Life PLC	121,654	535,710
Tate & Lyle PLC	32,713	351,550
TESCO PLC	319,737	1,714,153
TUI Travel PLC	70,468	266,386
Tullow Oil PLC	7,969	176,296
Unilever PLC	40,906	1,487,558
United Utilities Group PLC	38,081	440,291
Vedanta Resources PLC	13,606	226,081
Vodafone Group PLC	2,214,207	6,283,941
Weir Group PLC (The)	9,110	260,087
WH Smith PLC	20,382	212,782
Whitbread PLC	6,863	251,348
William Hill PLC	41,209	210,812
WM Morrison Supermarkets PLC	86,417	397,986
Xstrata PLC	68,655	1,061,523

Total United Kingdom		88,541,841
TOTAL COMMON STOCKS (Cost: $417,540,389)		420,314,458
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International Dividend ex-Financials Fund*(a)(b)
(Cost: $442,179)	11,192	449,247

See Notes to Financial Statements.

36	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

September 30, 2012

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.2%
MONEY MARKET FUND – 9.2%
United States – 9.2%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $38,738,909)(d)	38,738,909	$38,738,909
TOTAL INVESTMENTS IN SECURITIES – 108.5% (Cost: $456,721,477)(e)		459,502,614
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.5)%		(35,955,594)

NET ASSETS – 100.0%		$423,547,020

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $36,828,211 and the total market value of the collateral held by the Fund was $38,738,909.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	37

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 19.0%
Adelaide Brighton Ltd.	29,615	$92,698
AGL Energy Ltd.	13,009	202,515
Amcor Ltd.	33,740	272,269
AMP Ltd.	135,267	609,076
APN News & Media Ltd.	51,833	18,326
Australia & New Zealand Banking Group Ltd.	132,062	3,398,949
BHP Billiton Ltd.	80,165	2,754,333
Boral Ltd.	19,954	79,681
Bradken Ltd.	6,851	39,683
Brickworks Ltd.	5,440	57,249
Cabcharge Australia Ltd.(a)	16,768	95,381
Coca-Cola Amatil Ltd.	27,273	384,578
Cochlear Ltd.(a)	1,341	93,641
Commonwealth Bank of Australia	74,365	4,312,814
Computershare Ltd.	16,189	139,730
Crown Ltd.	28,894	273,426
David Jones Ltd.(a)	59,968	156,525
DuluxGroup Ltd.(a)	19,134	65,661
Envestra Ltd.(b)	102,973	96,909
Fairfax Media Ltd.(a)	183,846	79,340
FKP Property Group(a),(b)	226,701	58,937
Flight Centre Ltd.(a)	3,601	88,337
GUD Holdings Ltd.(a)	6,182	52,844
GWA Group Ltd.(a)	49,537	94,012
Harvey Norman Holdings Ltd.(a)	49,511	99,884
Iluka Resources Ltd.	19,948	205,987
Insurance Australia Group Ltd.	59,545	270,594
IOOF Holdings Ltd.	14,473	86,390
Iress Market Technology Ltd.(a)	16,239	125,639
JB Hi-Fi Ltd.(a)	11,646	109,844
Macquarie Group Ltd.	11,958	353,904
Metcash Ltd.	42,296	155,702
Myer Holdings Ltd.(a)	77,618	140,848
National Australia Bank Ltd.	133,616	3,541,766
Orica Ltd.	11,650	301,296
Origin Energy Ltd.	32,893	387,205
OZ Minerals Ltd.	13,986	98,172
Perpetual Ltd.	3,158	85,285
Primary Health Care Ltd.(a)	16,817	63,306
QBE Insurance Group Ltd.	40,161	540,836
SAI Global Ltd.	17,315	76,345
Seven West Media Ltd.(a)	117,486	138,667
Sonic Healthcare Ltd.	11,009	155,124
Suncorp Group Ltd.	55,583	534,079
Super Retail Group Ltd.(a)	7,707	62,433
Sydney Airport	115,652	380,042
TABCORP Holdings Ltd.	61,441	176,343
Tatts Group Ltd.	94,939	267,550
Telstra Corp., Ltd.	687,927	2,804,271
Toll Holdings Ltd.	28,756	131,874
Transfield Services Ltd.	53,004	96,458
UGL Ltd.(a)	7,126	77,586

Wesfarmers Ltd.	45,221	$1,611,087
Westpac Banking Corp.	177,398	4,584,233
Woodside Petroleum Ltd.	21,309	734,357
Woolworths Ltd.	39,537	1,182,454
Wotif.com Holdings Ltd.(a)	11,354	45,457

Total Australia		33,141,932
Austria – 0.4%
OMV AG	10,430	365,445
Raiffeisen Bank International AG(a)	6,805	246,749
Telekom Austria AG	22,389	158,419

Total Austria		770,613
Belgium – 0.7%
Ageas	7,383	177,237
Belgacom S.A.	16,618	507,753
Cofinimmo	1,412	157,003
EVS Broadcast Equipment S.A.	2,282	126,151
Mobistar S.A.(a)	4,873	153,907
Tessenderlo Chemie N.V.	1,288	36,106

Total Belgium		1,158,157
Denmark – 0.2%
TDC A/S	59,031	430,513
Finland – 1.8%
Elisa Oyj	8,961	202,783
Fortum Oyj	33,975	626,347
Kemira Oyj	3,905	54,357
Kesko Oyj Class B	3,941	111,796
Metso Oyj	6,318	226,043
Nokia Oyj(a)	181,288	468,786
Pohjola Bank PLC Class A	18,303	241,119
Rautaruukki Oyj	14,965	94,337
Sampo Oyj Class A	17,164	534,593
Stora Enso Oyj Class R	33,267	206,885
Tikkurila Oyj	2,365	45,000
UPM-Kymmene Oyj	23,720	268,386
Uponor Oyj	3,573	37,693

Total Finland		3,118,125
France – 12.3%
AXA S.A.	88,655	1,321,893
BNP Paribas S.A.	27,326	1,300,028
Bouygues S.A.	13,817	337,736
Carrefour S.A.	28,172	584,966
Casino Guichard Perrachon S.A.	2,650	234,861
Cie de Saint-Gobain	13,107	460,927
Cie Generale des Etablissements Michelin Class B	4,221	331,032
CNP Assurances	25,036	327,402
EDF S.A.	70,257	1,473,737
Eiffage S.A.	4,072	133,795
France Telecom S.A.	194,476	2,348,815
GDF Suez(a)	104,504	2,339,332
Klepierre	8,221	288,628
Lagardere SCA	4,054	110,855
M6-Metropole Television S.A.	10,123	138,307

See Notes to Financial Statements.

38	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2012

Investments	Shares	Value

Natixis	88,882	$280,149
Nexity S.A.	4,608	133,325
Rallye S.A.	3,626	110,090
Rexel S.A.	7,792	156,982
Sanofi	32,419	2,767,261
Societe d’Edition de Canal +	8,017	49,445
Societe Television Francaise 1	16,765	139,740
Suez Environnement Co.	23,067	261,710
Total S.A.	79,584	3,952,053
Veolia Environnement S.A.	17,818	192,460
Vinci S.A.	17,199	733,383
Vivendi S.A.	45,868	895,464

Total France		21,404,376
Germany – 9.0%
Allianz SE	14,550	1,733,152
Axel Springer AG	2,996	129,969
BASF SE	21,361	1,804,122
Comdirect Bank AG	12,536	125,150
Daimler AG	35,671	1,728,474
Deutsche Boerse AG	9,712	538,075
Deutsche Post AG	36,963	722,804
Deutsche Telekom AG	197,307	2,430,474
E.ON AG	72,423	1,720,424
Hannover Rueckversicherung AG	3,945	252,366
Metro AG	10,485	313,955
Muenchener Rueckversicherungs AG	5,979	934,576
RWE AG	21,985	984,697
Siemens AG	22,203	2,216,864
SMA Solar Technology AG(a)	2,810	98,384

Total Germany		15,733,486
Hong Kong – 1.9%
BOC Hong Kong Holdings Ltd.	318,500	1,012,611
China Merchants Holdings International Co., Ltd.	82,000	252,771
Hang Seng Bank Ltd.	51,418	788,521
Hopewell Holdings Ltd.	35,000	120,982
New World Development Co., Ltd.	228,000	353,472
PCCW Ltd.	209,000	85,452
Power Assets Holdings Ltd.	45,518	386,594
Shanghai Industrial Holdings Ltd.	34,000	101,080
Shenzhen Investment Ltd.	196,000	45,504
Television Broadcasts Ltd.	18,000	133,028

Total Hong Kong		3,280,015
Ireland – 0.2%
CRH PLC	19,531	376,899
Israel – 0.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	276,531	320,728
Clal Industries and Investments Ltd.	47,049	151,233
Israel Chemicals Ltd.	54,490	659,770

Total Israel		1,131,731
Italy – 4.9%
ACEA SpA	7,642	45,716
Atlantia SpA	28,664	445,465

Banca Carige SpA(a)	148,955	$143,627
Banca Generali SpA	4,968	66,598
Enel SpA	528,104	1,869,724
ENI SpA	137,625	3,013,468
ERG SpA	13,897	100,477
Geox SpA(a)	9,931	26,268
Gruppo Editoriale L’Espresso SpA	135,500	140,764
Hera SpA(a)	89,155	143,946
Intesa Sanpaolo SpA RSP	418,309	636,636
MARR SpA	5,470	52,673
Mediobanca SpA	36,368	194,542
Parmalat SpA	92,524	197,712
Recordati SpA	14,939	106,281
Snam SpA	135,180	599,986
Telecom Italia SpA RSP	444,961	446,505
Terna Rete Elettrica Nazionale SpA	71,410	266,420

Total Italy		8,496,808
Japan – 6.1%
Asahi Glass Co., Ltd.	30,000	200,514
Chubu Electric Power Co., Inc.(a)	23,200	303,270
Dai Nippon Printing Co., Ltd.(a)	19,000	132,853
Daiichi Sankyo Co., Ltd.(a)	17,400	288,509
Daito Trust Construction Co., Ltd.(a)	1,600	161,440
Eisai Co., Ltd.(a)	6,200	280,514
Hokkaido Electric Power Co., Inc.(a)	12,100	98,604
ITOCHU Corp.(a)	52,300	531,739
Kansai Electric Power Co., Inc. (The)(a)	31,400	246,195
Kyushu Electric Power Co., Inc.	16,000	132,442
Mitsui & Co., Ltd.(a)	52,700	743,761
Mizuho Financial Group, Inc.(a)	633,000	1,033,303
MS&AD Insurance Group Holdings	12,000	208,380
Nippon Suisan Kaisha Ltd.(a)	8,900	19,219
Nippon Telegraph & Telephone Corp.	30,300	1,448,792
NKSJ Holdings, Inc.	10,498	206,182
NTT DoCoMo, Inc.	1,026	1,669,558
Ricoh Co., Ltd.(a)	22,000	186,350
Sumitomo Corp.(a)	41,400	560,337
Sumitomo Mitsui Financial Group, Inc.	33,900	1,063,188
Taiyo Holdings Co., Ltd.(a)	4,200	117,254
Takeda Pharmaceutical Co., Ltd.(a)	20,500	947,269

Total Japan		10,579,673
Netherlands – 1.6%
CSM	1,786	31,846
Delta Lloyd N.V.	15,687	239,452
Koninklijke Ahold N.V.	24,016	301,149
Koninklijke KPN N.V.	84,551	646,775
Koninklijke Philips Electronics N.V.	27,405	640,082
PostNL N.V.*	37,483	130,681
Randstad Holding N.V.	5,616	186,874
Reed Elsevier N.V.	19,154	256,396
STMicroelectronics N.V.	41,327	223,621
Wolters Kluwer N.V.	7,432	139,881

Total Netherlands		2,796,757

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2012

Investments	Shares	Value

New Zealand – 0.5%
Auckland International Airport Ltd.	48,276	$105,069
Fisher & Paykel Healthcare Corp., Ltd.	24,614	47,028
Fletcher Building Ltd.	31,482	182,280
Sky Network Television Ltd.	13,505	57,215
SKYCITY Entertainment Group Ltd.	26,360	82,772
Telecom Corp. of New Zealand Ltd.	102,472	202,594
Vector Ltd.	47,348	112,096

Total New Zealand		789,054
Norway – 2.3%
Aker ASA Class A	3,924	127,492
Aker Solutions ASA	12,945	245,342
Austevoll Seafood ASA	8,955	40,358
Gjensidige Forsikring ASA(a)	20,277	281,408
Orkla ASA	33,564	255,095
SpareBank 1 SMN	7,243	46,812
Statoil ASA	80,079	2,068,838
Telenor ASA	47,511	927,016

Total Norway		3,992,361
Portugal – 0.8%
EDP-Energias de Portugal S.A.	228,849	630,635
Portugal Telecom, SGPS, S.A.	111,298	550,832
Sonae	220,243	146,772
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	43,137	121,258

Total Portugal		1,449,497
Singapore – 3.1%
Hutchison Port Holdings Trust Class U	396,000	287,100
Keppel Corp., Ltd.	60,000	557,594
Keppel Land Ltd.	59,000	170,743
M1 Ltd.	50,000	112,089
SembCorp Marine Ltd.(a)	72,000	291,709
Singapore Airlines Ltd.(a)	75,000	656,640
Singapore Exchange Ltd.	44,000	251,080
Singapore Post Ltd.	148,000	132,111
Singapore Press Holdings Ltd.(a)	78,000	258,792
Singapore Technologies Engineering Ltd.	122,000	352,066
Singapore Telecommunications Ltd.	674,000	1,758,213
SMRT Corp., Ltd.	106,000	144,738
StarHub Ltd.	77,000	233,505
Venture Corp., Ltd.	20,000	131,246

Total Singapore		5,337,626
Spain – 2.8%
Abertis Infraestructuras, S.A.	32,238	474,879
Acciona S.A.	2,736	155,895
Acerinox S.A.	8,464	95,017
ACS Actividades de Construccion y Servicios, S.A.(a)	28,573	589,249
Almirall S.A.*	5,988	46,684
Antena 3 de Television S.A.	26,062	119,027
Banco Espanol de Credito S.A.(a)	23,520	84,119
Bolsas y Mercados Espanoles S.A.(a)	8,145	171,481
CaixaBank	100,226	377,280
Caixabank Bonus Shares*	2,087	7,856

Caja de Ahorros del Mediterraneo*(a)	6,353	$10,952
Duro Felguera S.A.	18,870	115,555
Enagas S.A.	10,713	211,558
Ferrovial S.A.	21,734	283,103
Fomento de Construcciones y Contratas S.A.(a)	11,198	146,223
Indra Sistemas S.A.(a)	12,468	120,942
Mapfre S.A.(a)	132,817	364,293
Obrascon Huarte Lain S.A.	7,286	168,253
Red Electrica Corp. S.A.	4,736	224,796
Repsol YPF S.A.	60,472	1,173,960

Total Spain		4,941,122
Sweden – 3.9%
Axfood AB	1,775	66,841
Bilia AB Class A	3,209	42,825
Billerud AB(a)	5,868	54,817
Boliden AB	9,654	161,229
Castellum AB	9,615	130,295
Electrolux AB Series B	7,717	190,671
Fabege AB	6,334	60,378
Hakon Invest AB	6,581	113,621
Hennes & Mauritz AB Class B	35,101	1,221,677
Hoganas AB Class B	1,544	53,809
Intrum Justitia AB	4,105	60,104
Loomis AB Class B	4,078	57,999
Nordea Bank AB	80,971	802,103
Peab AB	11,498	53,837
Ratos AB Class B	13,892	122,784
Scania AB Class B	8,863	162,888
Securitas AB Class B	10,846	81,520
Skandinaviska Enskilda Banken AB Class A	60,738	509,500
Skanska AB Class B	12,357	200,340
Svenska Handelsbanken AB Class A	18,798	705,577
Swedbank AB Class A	29,382	552,991
Tele2 AB Class B	26,895	488,955
TeliaSonera AB	134,573	970,413

Total Sweden		6,865,174
Switzerland – 4.3%
Baloise Holding AG	1,540	121,178
Mobilezone Holding AG	5,111	53,840
Novartis AG	61,756	3,781,717
Roche Holding AG – Genusschein	15,678	2,931,075
Swisscom AG	1,603	644,748

Total Switzerland		7,532,558
United Kingdom – 22.9%
Aberdeen Asset Management PLC	29,507	148,233
Admiral Group PLC	10,606	180,343
AstraZeneca PLC	48,788	2,328,033
Aviva PLC	171,654	883,394
BAE Systems PLC	127,036	666,902
BBA Aviation PLC	17,345	55,317
Berendsen PLC	13,990	123,234
BHP Billiton PLC	51,474	1,600,063
BP PLC	508,007	3,580,738

See Notes to Financial Statements.

40	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2012

Investments	Shares	Value

British American Tobacco PLC	46,019	$2,362,733
British Land Co. PLC	15,669	132,078
Britvic PLC	8,907	52,369
Cable & Wireless Communications PLC	357,944	208,545
Carillion PLC	12,058	52,767
Centrica PLC	147,524	780,891
Daily Mail & General Trust PLC Class A	20,509	159,463
Electrocomponents PLC	27,467	88,840
Eurasian Natural Resources Corp. PLC	33,121	165,104
Fidessa Group PLC	4,637	110,146
Firstgroup PLC	46,299	179,433
Fresnillo PLC	20,492	613,166
GlaxoSmithKline PLC	141,997	3,273,210
Greene King PLC	23,639	229,224
Halfords Group PLC	9,241	38,888
Hays PLC	56,728	70,627
HSBC Holdings PLC	485,453	4,494,151
ICAP PLC	30,817	159,790
IG Group Holdings PLC	12,119	87,281
Imperial Tobacco Group PLC	24,321	900,149
Inmarsat PLC	19,038	181,381
Interserve PLC	18,421	108,455
Investec PLC	25,025	154,529
J. Sainsbury PLC	56,259	315,693
Kesa Electricals PLC	112,123	102,297
Kier Group PLC	2,783	58,197
Ladbrokes PLC	30,894	86,206
Laird PLC	17,447	63,447
Legal & General Group PLC	190,276	405,273
Man Group PLC	162,072	215,521
Marks & Spencer Group PLC	45,365	261,375
Marston’s PLC	32,802	60,490
Micro Focus International PLC	3,917	37,287
Moneysupermarket.com Group PLC	46,684	103,881
N. Brown Group PLC	22,299	98,915
National Grid PLC	107,166	1,181,942
Old Mutual PLC	106,805	293,024
Premier Farnell PLC	38,686	107,574
Reed Elsevier PLC	30,301	289,666
Royal Dutch Shell PLC Class B	77,383	2,746,577
RSA Insurance Group PLC(a)	185,617	331,206
Sage Group PLC (The)	38,424	194,455
Segro PLC	43,636	159,811
Severn Trent PLC	7,190	194,939
SSE PLC	27,522	618,640
Standard Life PLC	88,565	390,001
TESCO PLC	215,481	1,155,222
TUI Travel PLC	62,036	234,511
Tullett Prebon PLC	9,927	47,770
Unilever PLC	27,856	1,012,991
United Utilities Group PLC	33,037	381,973
Vodafone Group PLC	1,500,306	4,257,883

WM Morrison Supermarkets PLC	44,445	$204,687
WS Atkins PLC	7,606	89,476

Total United Kingdom		39,870,407
TOTAL COMMON STOCKS (Cost: $174,283,750)		173,196,884
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International LargeCap Dividend Fund(c)
(Cost: $147,153)	3,542	150,712
RIGHTS – 0.0%
Spain – 0.0%
Caixabank Bonus Shares, expiring 10/26/12*(a)
(Cost: $0)	16	1
TOTAL LONG-TERM INVESTMENTS (Cost: $174,430,903)		173,347,597
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.7%
MONEY MARKET FUND – 7.7%
United States – 7.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(d)
(Cost: $13,452,285)(e)	13,452,285	13,452,285
TOTAL INVESTMENTS IN SECURITIES – 107.1% (Cost: $187,883,188)(f)		186,799,882
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (7.1)%		(12,348,552)

NET ASSETS – 100.0%		$174,451,330

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Escrow security – additional shares issued as a result of a corporate action.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(e)	At September 30, 2012, the total market value of the Fund’s securities on loan was $12,772,866 and the total market value of the collateral held by the Fund was $13,452,285.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	41

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 10.3%
AGL Energy Ltd.	5,270	$82,040
Amcor Ltd.	10,361	83,609
AMP Ltd.	45,504	204,894
Australia & New Zealand Banking Group Ltd.	38,113	980,934
BHP Billiton Ltd.	26,519	911,148
Boral Ltd.(a)	17,084	68,220
Brambles Ltd.	12,791	93,376
Coca-Cola Amatil Ltd.	8,490	119,718
Cochlear Ltd.(a)	430	30,027
Commonwealth Bank of Australia	22,049	1,278,737
Crown Ltd.	9,008	85,243
Harvey Norman Holdings Ltd.(a)	17,138	34,574
Incitec Pivot Ltd.	23,463	72,709
Macquarie Group Ltd.	3,986	117,968
Metcash Ltd.	31,035	114,247
National Australia Bank Ltd.	40,059	1,061,846
Orica Ltd.	4,582	118,501
Origin Energy Ltd.	12,128	142,767
QBE Insurance Group Ltd.	13,603	183,188
Sonic Healthcare Ltd.	5,030	70,876
Suncorp Group Ltd.	15,066	144,764
Tatts Group Ltd.	32,224	90,811
Telstra Corp., Ltd.	213,762	871,381
Toll Holdings Ltd.	10,226	46,896
Wesfarmers Ltd.	14,070	501,271
Westpac Banking Corp.	51,041	1,318,977
Woodside Petroleum Ltd.	6,775	233,482
Woolworths Ltd.	12,027	359,698

Total Australia		9,421,902
Austria – 0.3%
Oesterreichische Post AG	2,829	101,360
OMV AG	4,596	161,034

Total Austria		262,394
Belgium – 0.3%
Belgacom S.A.	6,162	188,276
Elia System Operator S.A./NV	1,673	68,530

Total Belgium		256,806
Brazil – 2.7%
Banco do Brasil S.A.	40,500	495,071
Banco Santander Brasil S.A.	29,300	214,031
BM&F Bovespa S.A.	21,800	131,630
Centrais Eletricas Brasileiras S.A.	16,300	97,215
Cia Energetica de Minas Gerais	5,250	57,965
Cia Siderurgica Nacional S.A.	16,800	94,566
CPFL Energia S.A.	10,300	113,672
EDP – Energias do Brasil S.A.	8,800	55,824
Natura Cosmeticos S.A.	3,500	95,315
Petroleo Brasileiro S.A.	51,300	589,161
Tractebel Energia S.A.	4,900	77,287
Vale S.A.	26,800	482,025

Total Brazil		2,503,762

Canada – 5.5%
Bank of Montreal	4,367	$257,861
Bank of Nova Scotia(a)	6,868	376,363
BCE, Inc.	6,014	264,348
Bell Aliant, Inc.	3,700	102,620
Bonavista Energy Corp.(a)	3,935	69,746
Canadian Imperial Bank of Commerce(a)	3,442	269,182
Canadian Oil Sands Ltd.	6,172	132,040
CI Financial Corp.	3,300	76,199
Crescent Point Energy Corp.(a)	3,300	145,992
Emera, Inc.	1,800	63,461
Encana Corp.	5,500	120,347
Enerplus Corp.(a)	5,356	88,727
First Capital Realty, Inc.	3,200	61,109
Great-West Lifeco, Inc.	10,432	237,064
Husky Energy, Inc.	7,570	203,262
IGM Financial, Inc.	3,500	136,557
Manulife Financial Corp.	15,900	191,488
Pembina Pipeline Corp.(a)	3,027	84,908
Penn West Petroleum Ltd.(a)	8,693	123,599
PetroBakken Energy Ltd. Class A(a)	2,141	30,354
Power Corp. of Canada	5,000	121,449
Power Financial Corp.	8,016	207,009
RioCan Real Estate Investment Trust Class Trust Unit(a)	4,300	120,922
Rogers Communications, Inc. Class B	4,100	165,842
Royal Bank of Canada(a)	9,888	568,187
Shaw Communications, Inc. Class B	4,000	81,793
Sun Life Financial, Inc.	7,104	164,758
Thomson Reuters Corp.	7,400	213,738
TransAlta Corp.	3,300	50,475
TransCanada Corp.(a)	4,862	221,074
Veresen, Inc. Class Common Subscription Recei(a)	5,124	67,126

Total Canada		5,017,600
Chile – 0.3%
Banco de Chile	884,095	123,537
ENTEL Chile S.A.	4,997	104,090

Total Chile		227,627
China – 2.8%
Bank of China Ltd. Class H	897,000	341,295
China CITIC Bank Corp., Ltd. Class H	203,000	96,352
China Construction Bank Corp. Class H	1,867,000	1,295,516
China Petroleum & Chemical Corp. Class H	148,000	138,203
Guangzhou R&F Properties Co., Ltd. Class H(a)	38,400	44,228
Industrial & Commercial Bank of China, Ltd. Class H	758,000	447,766
PetroChina Co., Ltd. Class H	142,000	186,079
Zhejiang Expressway Co., Ltd. Class H	64,000	44,575

Total China		2,594,014
Czech Republic – 0.4%
CEZ AS	5,733	213,635
Telefonica Czech Republic AS	6,106	123,290

Total Czech Republic		336,925

See Notes to Financial Statements.

42	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2012

Investments	Shares	Value

Denmark – 0.1%
TDC A/S	16,993	$123,930
Finland – 0.9%
Elisa Oyj	2,839	64,245
Fortum Oyj	9,653	177,958
Metso Oyj	2,163	77,387
Nokia Oyj(a)	61,482	158,984
Sampo Oyj Class A	6,101	190,023
Stora Enso Oyj Class R	10,565	65,703
UPM-Kymmene Oyj	7,541	85,325

Total Finland		819,625
France – 7.4%
AXA S.A.	27,472	409,622
BNP Paribas S.A.	8,599	409,095
Bouygues S.A.	5,846	142,897
Carrefour S.A.	8,932	185,465
Casino Guichard Perrachon S.A.	910	80,651
Cie Generale des Etablissements Michelin Class B	1,692	132,695
CNP Assurances	10,339	135,206
Compagnie de Saint-Gobain	4,793	168,553
EDF S.A.	22,773	477,695
Euler Hermes S.A.	779	51,582
France Telecom S.A.	59,016	712,775
GDF Suez(a)	32,648	730,829
Klepierre	3,442	120,844
Natixis	32,247	101,640
Sanofi	9,938	848,300
Schneider Electric S.A.	3,816	226,097
Suez Environnement Co.	7,404	84,003
Total S.A.	23,894	1,186,550
Veolia Environnement S.A.	5,745	62,054
Vinci S.A.	5,615	239,429
Vivendi S.A.	14,337	279,896

Total France		6,785,878
Germany – 5.4%
Allianz SE	4,371	520,660
Axel Springer AG	1,457	63,206
BASF SE	6,335	535,046
Bayerische Motoren Werke AG	3,905	285,903
Bilfinger Berger SE	783	69,304
Daimler AG	10,876	527,008
Deutsche Boerse AG	2,577	142,774
Deutsche Post AG	11,671	228,224
Deutsche Telekom AG	58,114	715,862
E.ON AG	23,138	549,648
Metro AG	3,414	102,226
Muenchener Rueckversicherungs AG	1,772	276,981
RWE AG	6,146	275,276
Siemens AG	6,650	663,971

Total Germany		4,956,089
Hong Kong – 3.8%
BOC Hong Kong Holdings Ltd.	96,000	305,214
China Merchants Holdings International Co., Ltd.	28,000	86,312

China Mobile Ltd.	132,000	$1,463,309
CLP Holdings Ltd.	19,000	161,494
CNOOC Ltd.	265,000	543,449
Hang Seng Bank Ltd.	16,000	245,368
Hong Kong Exchanges and Clearing Ltd.	8,300	125,465
Hopewell Holdings Ltd.	20,000	69,132
Power Assets Holdings Ltd.	13,000	110,412
Shanghai Industrial Holdings Ltd.	26,000	77,297
Sun Hung Kai Properties Ltd.	19,000	278,386

Total Hong Kong		3,465,838
Indonesia – 0.4%
Astra Agro Lestari Tbk PT	14,000	32,111
Indo Tambangraya Megah Tbk PT	32,000	140,940
Perusahaan Gas Negara Persero Tbk PT	171,000	73,707
Telekomunikasi Indonesia Persero Tbk PT	136,000	134,295

Total Indonesia		381,053
Ireland – 0.2%
CRH PLC	7,573	146,140
Israel – 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	88,670	102,842
Israel Chemicals Ltd.	17,244	208,792

Total Israel		311,634
Italy – 2.5%
Atlantia SpA	9,097	141,376
Enel SpA	164,010	580,669
ENI SpA	40,588	888,724
Intesa Sanpaolo SpA	131,193	199,666
Mediolanum SpA	8,176	35,237
Snam SpA	42,426	188,304
Telecom Italia SpA	132,024	132,482
Terna Rete Elettrica Nazionale SpA	33,084	123,431

Total Italy		2,289,889
Japan – 4.6%
Astellas Pharma, Inc.	3,500	178,374
Canon, Inc.	8,400	269,383
Chubu Electric Power Co., Inc.	7,200	94,118
Dai Nippon Printing Co., Ltd.(a)	12,000	83,907
Daiichi Sankyo Co., Ltd.	7,200	119,383
Eisai Co., Ltd.	3,000	135,733
Hokkaido Electric Power Co., Inc.	2,600	21,188
ITOCHU Corp.	16,600	168,774
JX Holdings, Inc.	22,000	120,745
Kansai Electric Power Co., Inc. (The)	10,900	85,463
Kyushu Electric Power Co., Inc.	4,700	38,905
Mitsubishi Corp.	13,400	244,404
Mitsui & Co., Ltd.	14,000	197,583
Mizuho Financial Group, Inc.	183,100	298,891
Nippon Telegraph & Telephone Corp.	9,500	454,242
NKSJ Holdings, Inc.	5,372	105,507
NTT DoCoMo, Inc.	311	506,074
Resona Holdings, Inc.	16,600	68,278
Ricoh Co., Ltd.(a)	10,000	84,704

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2012

Investments	Shares	Value

Sankyo Co., Ltd.	1,500	$70,083
Sumitomo Corp.(a)	12,500	169,184
Sumitomo Mitsui Financial Group, Inc.	10,300	323,033
Takeda Pharmaceutical Co., Ltd.	7,000	323,458
Toppan Printing Co., Ltd.(a)	11,000	64,049

Total Japan		4,225,463
Malaysia – 0.9%
British American Tobacco Malaysia Bhd	6,000	118,567
DiGi.Com Bhd	82,200	141,998
Malayan Banking Bhd	114,000	336,051
Maxis Bhd	95,800	216,894

Total Malaysia		813,510
Mexico – 0.5%
Grupo Mexico S.A.B de CV Series B	70,700	233,591
Grupo Modelo S.A. de CV Series C	24,200	218,392

Total Mexico		451,983
Netherlands – 0.9%
Delta Lloyd N.V.	6,586	100,531
Koninklijke Boskalis Westminster N.V.	668	24,174
Koninklijke KPN N.V.	24,860	190,167
Koninklijke Philips Electronics N.V.	8,845	206,587
Randstad Holding N.V.	2,269	75,502
Reed Elsevier N.V.	8,684	116,244
STMicroelectronics N.V.	14,782	79,986

Total Netherlands		793,191
New Zealand – 0.2%
Auckland International Airport Ltd.	17,052	37,112
Fletcher Building Ltd.	10,729	62,121
Telecom Corp. of New Zealand Ltd.	38,325	75,771

Total New Zealand		175,004
Norway – 1.2%
Gjensidige Forsikring ASA(a)	5,339	74,095
Orkla ASA	12,436	94,517
Statoil ASA	27,358	706,793
Telenor ASA	12,658	246,978

Total Norway		1,122,383
Philippines – 0.2%
Philippine Long Distance Telephone Co.	2,200	146,825
Poland – 0.7%
Bank Handlowy w Warszawie S.A.	2,355	64,691
Bank Pekao S.A.	1,796	88,467
KGHM Polska Miedz S.A.	3,824	182,036
Powszechna Kasa Oszczednosci Bank Polski S.A.	9,751	108,360
Powszechny Zaklad Ubezpieczen S.A.	917	103,048
Telekomunikacja Polska S.A.	21,526	110,534

Total Poland		657,136
Portugal – 0.4%
EDP-Energias de Portugal S.A.	60,859	167,708
Portugal Telecom, SGPS, S.A.	34,382	170,162

Total Portugal		337,870

Russia – 2.4%
Gazprom Neft JSC ADR(a)	8,415	$206,757
Gazprom OAO ADR	106,009	1,063,270
Lukoil OAO ADR(a)	5,562	342,619
MMC Norilsk Nickel OJSC ADR	11,813	188,417
Mobile Telesystems OJSC ADR	11,400	199,728
Novolipetsk Steel GDR	5,084	100,663
Tatneft ADR(a)	2,425	100,565

Total Russia		2,202,019
Singapore – 2.0%
DBS Group Holdings Ltd.	14,000	164,229
Hutchison Port Holdings Trust Class U	115,000	83,375
Jardine Cycle & Carriage Ltd.	3,000	117,633
Keppel Corp., Ltd.	15,800	146,833
Keppel Land Ltd.	27,000	78,137
SembCorp Marine Ltd.(a)	29,000	117,494
SIA Engineering Co., Ltd.	19,000	64,433
Singapore Airlines Ltd.(a)	25,000	218,880
Singapore Press Holdings Ltd.	33,000	109,489
Singapore Technologies Engineering Ltd.	37,000	106,774
Singapore Telecommunications Ltd.	196,000	511,290
StarHub Ltd.	36,000	109,171

Total Singapore		1,827,738
South Africa – 1.5%
ABSA Group Ltd.	4,489	75,350
African Bank Investments Ltd.(a)	12,268	49,140
Kumba Iron Ore Ltd.(a)	4,172	254,290
MMI Holdings Ltd.	29,510	75,785
MTN Group Ltd.	16,725	324,744
Sanlam Ltd.	21,207	96,562
Sasol	5,020	226,501
Standard Bank Group Ltd.	8,549	109,443
Vodacom Group Ltd.	12,808	158,487

Total South Africa		1,370,302
South Korea – 0.5%
KT Corp.	4,230	133,968
SK Telecom Co., Ltd.	1,195	158,054
S-Oil Corp.	1,244	118,644

Total South Korea		410,666
Spain – 1.8%
Abertis Infraestructuras, S.A.	8,290	122,115
Acciona S.A.	1,251	71,281
Acerinox S.A.	5,410	60,733
ACS Actividades de Construccion y Servicios, S.A.(a)	8,942	184,407
Banco Bilbao Vizcaya Argentaria S.A.	40,723	320,261
CaixaBank(a)	41,144	154,878
Caixabank Bonus Shares*	857	3,226
Endesa S.A.(a)	7,519	144,614
Gas Natural SDG S.A.	6,893	97,679
Mapfre S.A.(a)	44,696	122,593
Repsol YPF S.A.	17,825	346,042
Zardoya Otis S.A.	4,839	56,962

Total Spain		1,684,791

See Notes to Financial Statements.

44	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2012

Investments	Shares	Value

Sweden – 2.4%
Boliden AB	2,455	$41,000
Electrolux AB Series B	4,228	104,465
Hakon Invest AB	2,110	36,429
Hennes & Mauritz AB Class B	11,706	407,423
Nordea Bank AB	27,348	270,911
Ratos AB Class B	6,797	60,075
Securitas AB Class B	3,867	29,065
Skandinaviska Enskilda Banken AB Class A	16,860	141,430
Skanska AB Class B	7,004	113,554
Svenska Handelsbanken AB Class A	4,504	169,056
Swedbank AB Class A	8,354	157,228
Tele2 AB Class B	8,066	146,641
Telefonaktiebolaget LM Ericsson Class B	20,952	191,254
TeliaSonera AB	43,556	314,085

Total Sweden		2,182,616
Switzerland – 2.8%
Kuehne + Nagel International AG	892	100,799
Novartis AG	19,866	1,216,523
Roche Holding AG – Genusschein	4,647	868,778
SGS S.A.	64	131,568
Swisscom AG	529	212,771

Total Switzerland		2,530,439
Taiwan – 2.7%
China Development Financial Holding Corp.*	250,631	61,988
China Steel Corp.	192,850	175,985
Chunghwa Telecom Co., Ltd.	73,800	236,404
Compal Electronics, Inc.	87,335	78,506
Delta Electronics, Inc.	28,000	108,414
Formosa Chemicals & Fibre Corp.	98,000	263,442
Formosa Petrochemical Corp.	83,000	249,452
Formosa Plastics Corp.	96,000	274,440
HTC Corp.	15,000	145,325
MediaTek, Inc.	15,000	158,374
Mega Financial Holding Co., Ltd.	115,750	89,240
Nan Ya Plastics Corp.	126,000	252,744
Quanta Computer, Inc.	30,000	79,724
Taiwan Cement Corp.	56,000	69,347
Taiwan Mobile Co., Ltd.	26,800	97,825
United Microelectronics Corp.	251,000	104,464
Wistron Corp.	53,338	64,049

Total Taiwan		2,509,723
Thailand – 0.7%
Advanced Info Service PCL	25,300	175,900
PTT Global Chemical PCL	48,900	100,088
PTT PCL	23,800	254,392
Shin Corp. PCL NVDR	57,300	127,520

Total Thailand		657,900
Turkey – 0.5%
Arcelik A.S.	5,108	27,196
Ford Otomotiv Sanayi A.S.	7,193	74,510
Tupras Turkiye Petrol Rafinerileri A.S.	5,030	114,853
Turk Telekomunikasyon A.S.	50,313	200,624

Total Turkey		417,183

United Kingdom – 15.1%
Admiral Group PLC	2,743	$46,642
AstraZeneca PLC	13,986	667,374
Aviva PLC	54,271	279,298
BAE Systems PLC	36,629	192,292
Balfour Beatty PLC	7,087	34,756
Barclays PLC	76,348	264,881
BHP Billiton PLC	17,002	528,505
BP PLC	154,791	1,091,060
British American Tobacco PLC	13,592	697,848
British Land Co. PLC	10,597	89,325
British Sky Broadcasting Group PLC	11,668	140,086
BT Group PLC	59,315	220,969
Centrica PLC	45,697	241,889
Drax Group PLC	3,820	31,274
Eurasian Natural Resources Corp.	16,206	80,785
Fresnillo PLC	7,122	213,106
GlaxoSmithKline PLC	42,003	968,222
HSBC Holdings PLC	154,086	1,426,473
IG Group Holdings PLC	9,363	67,432
Imperial Tobacco Group PLC	6,715	248,530
Inmarsat PLC	7,518	71,626
J. Sainsbury PLC	17,384	97,549
Legal & General Group PLC	74,028	157,674
Man Group PLC	71,276	94,782
Marks & Spencer Group PLC	13,101	75,483
National Grid PLC	33,911	374,007
Old Mutual PLC	38,164	104,705
Pearson PLC	6,456	126,144
Prudential PLC	17,429	225,577
Reckitt Benckiser Group PLC	4,417	254,276
Reed Elsevier PLC	10,598	101,313
Rexam PLC	13,567	95,278
Rio Tinto PLC	9,429	439,268
Royal Dutch Shell PLC Class B	23,905	848,467
RSA Insurance Group PLC(a)	70,575	125,931
Segro PLC	17,741	64,974
Severn Trent PLC	2,985	80,931
SSE PLC	7,994	179,689
Standard Chartered PLC	15,947	360,517
Standard Life PLC	32,200	141,795
TESCO PLC	67,918	364,117
TUI Travel PLC	31,050	117,377
Unilever PLC	8,884	323,069
United Utilities Group PLC	9,314	107,688
Vodafone Group PLC	440,316	1,249,621
WM Morrison Supermarkets PLC	19,971	91,975

Total United Kingdom		13,804,580
United States – 13.9%
Altria Group, Inc.	15,826	528,430
Ameren Corp.	2,452	80,107
American Electric Power Co., Inc.	3,488	153,263
Ares Capital Corp.	5,860	100,440
AT&T, Inc.	46,379	1,748,488
Bristol-Myers Squibb Co.	9,758	329,333
CenturyLink, Inc.	7,720	311,888

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	45

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2012

Investments	Shares	Value

Cincinnati Financial Corp.	1,984	$75,174
ConocoPhillips	10,850	620,403
Consolidated Edison, Inc.	1,512	90,554
Diamond Offshore Drilling, Inc.(a)	2,005	131,949
Dominion Resources, Inc.	3,482	184,337
DTE Energy Co.	1,450	86,913
Duke Energy Corp.	5,006	324,389
Eli Lilly & Co.	7,784	369,039
Entergy Corp.	1,472	102,010
Exelon Corp.	6,067	215,864
FirstEnergy Corp.	3,328	146,765
Frontier Communications Corp.(a)	35,967	176,238
HCP, Inc.	3,020	134,330
Health Care REIT, Inc.	1,604	92,631
Hospitality Properties Trust	3,316	78,854
Hudson City Bancorp, Inc.	5,148	40,978
Integrys Energy Group, Inc.	1,526	79,657
Kimco Realty Corp.	4,928	99,891
Leggett & Platt, Inc.	2,944	73,747
Liberty Property Trust	2,390	86,614
Lockheed Martin Corp.	2,514	234,757
Lorillard, Inc.	1,056	122,971
Macerich Co. (The)	1,700	97,291
Mack-Cali Realty Corp.	2,500	66,500
Merck & Co., Inc.	23,844	1,075,364
New York Community Bancorp, Inc.(a)	8,581	121,507
Nucor Corp.	2,755	105,406
NYSE Euronext	2,202	54,279
Old Republic International Corp.	6,080	56,544
Paychex, Inc.	4,453	148,240
Pfizer, Inc.	45,329	1,126,426
PG&E Corp.	2,831	120,799
Pinnacle West Capital Corp.	1,267	66,898
Pitney Bowes, Inc.(a)	6,148	84,965
Plum Creek Timber Co., Inc.	2,390	104,778
PPL Corp.	4,869	141,444
Public Service Enterprise Group, Inc.	3,678	118,358
Reynolds American, Inc.	5,832	252,759
SCANA Corp.	2,038	98,374
Senior Housing Properties Trust	4,175	90,932
Southern Co. (The)	5,083	234,275
Southern Copper Corp.	9,228	317,074
Spectra Energy Corp.	5,135	150,764
Sysco Corp.	4,046	126,518
Verizon Communications, Inc.	20,570	937,375
Waste Management, Inc.	3,308	106,121
Windstream Corp.	10,982	111,028
Total United States		12,734,033
TOTAL COMMON STOCKS (Cost: $87,002,938)		90,956,461
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree DEFA Equity Income Fund(b)	770	$29,491
WisdomTree Equity Income Fund(b)	211	9,985

TOTAL EXCHANGE-TRADED FUNDS (Cost: $38,058)		39,476
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.0%
MONEY MARKET FUND – 6.0%
United States – 6.0%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $5,457,725)(d)	5,457,725	5,457,725
TOTAL INVESTMENTS IN SECURITIES – 105.5% (Cost: $92,498,721)(e)		96,453,662
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.5)%		(4,998,389)

NET ASSETS – 100.0%		$91,455,273

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $5,200,194 and the total market value of the collateral held by the Fund was $5,457,725.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

46	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.8%
Austria – 1.4%
Austriamicrosystems AG	409	$40,909
CAT Oil AG	8,064	57,661
POLYTEC Holding AG	4,786	31,937
RHI AG(a)	5,568	148,171
Wienerberger AG	6,859	53,209
Zumtobel AG(a)	7,019	75,852

Total Austria		407,739
Belgium – 2.8%
Arseus N.V.	3,713	68,881
Barco N.V.	1,096	74,589
EVS Broadcast Equipment S.A.	2,723	150,530
Exmar N.V.	26,535	201,410
Melexis N.V.	6,596	111,503
Recticel S.A.	5,638	37,282
Tessenderlo Chemie N.V.	6,497	182,129

Total Belgium		826,324
Denmark – 0.6%
D/S Norden	3,513	93,848
East Asiatic Co., Ltd. A/S	1,869	39,995
NKT Holding A/S	1,066	37,161

Total Denmark		171,004
Finland – 5.0%
Alma Media Oyj	18,138	113,406
Citycon Oyj(a)	18,111	54,289
F-Secure Oyj	22,463	49,706
HKScan Oyj Class A	8,635	39,881
Lassila & Tikanoja Oyj	7,516	102,495
Oriola-KD Oyj Class B	10,254	27,043
PKC Group Oyj	3,242	58,600
Poyry Oyj	6,752	29,534
Raisio PLC Class V	20,702	75,372
Ramirent Oyj	15,466	124,356
Rautaruukki Oyj	38,725	244,117
Stockmann Oyj Abp Class B	4,593	87,629
Tieto Oyj	12,849	222,166
Tikkurila Oyj	7,629	145,159
Uponor Oyj	10,137	106,938

Total Finland		1,480,691
France – 6.8%
Affine S.A.	3,917	60,168
Akka Technologies	1,360	39,209
Alten Ltd.	4,957	158,728
April	6,229	104,177
Assystem	2,321	42,072
Beneteau S.A.	4,857	53,113
Derichebourg S.A.	25,436	80,631
Faiveley Transport	1,511	93,920
GL Events S.A.	3,276	63,177
Groupe Steria SCA	1,985	27,733
LaCie S.A.	9,327	53,996
Medica S.A.	1,907	33,047

Mersen	2,376	$69,999
Nexans S.A.	3,121	146,714
Nexity S.A.	16,549	478,818
Plastic Omnium S.A.	5,838	145,555
Saft Groupe S.A.	3,089	71,631
Sechilienne-Sidec	5,997	94,433
Societe d’Edition de Canal +	26,398	162,809
Trigano S.A.	2,057	24,320

Total France		2,004,250
Germany – 11.0%
Asian Bamboo AG	2,363	18,474
Balda AG	50,497	323,263
Bauer AG	1,500	32,979
BayWa AG	2,399	94,734
Bechtle AG	1,894	73,099
Bertrandt AG	873	64,579
Comdirect Bank AG	33,134	330,785
CompuGroup Medical AG	3,540	65,171
Delticom AG(a)	1,804	120,684
Drillisch AG	14,037	170,455
Duerr AG	1,469	97,952
Elmos Semiconductor AG	2,235	21,266
Euromicron AG	1,388	36,061
Gildemeister AG	3,583	63,658
Grammer AG	1,075	21,277
H&R AG	3,998	67,276
Hamborner REIT AG	5,610	49,929
Indus Holding AG	2,575	62,859
Kontron AG	7,437	33,162
LPKF Laser & Electronics AG	1,323	28,118
MLP AG	34,305	223,271
NORMA Group	3,184	86,020
Pfeiffer Vacuum Technology AG	1,160	124,028
Prime Office REIT-AG	13,068	57,144
QSC AG	17,611	47,896
Sixt AG	4,549	88,135
SMA Solar Technology AG(a)	5,781	202,405
Solarworld AG(a)	21,550	42,418
Takkt AG	15,387	188,056
Vossloh AG	1,518	140,043
Wincor Nixdorf AG	6,194	242,484

Total Germany		3,217,681
Ireland – 1.6%
FBD Holdings PLC	6,069	77,063
Grafton Group PLC	18,629	81,245
Greencore Group PLC	48,445	62,583
IFG Group PLC	19,752	35,829
Irish Continental Group PLC	4,740	108,789
United Drug PLC	30,850	117,081

Total Ireland		482,590
Italy – 14.4%
ACEA SpA	46,037	275,404
Amplifon SpA	6,709	28,569
Ansaldo STS SpA	15,637	128,145

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2012

Investments	Shares	Value

Astaldi SpA	11,638	$75,610
Autostrada Torino-Milano SpA	24,909	225,920
Banca Generali SpA	23,335	312,813
Banca Piccolo Credito Valtellinese SCRL	126,625	207,864
Beni Stabili SpA	397,613	209,727
Brembo SpA	7,404	74,868
Cairo Communications SpA	28,656	97,990
CIR-Compagnie Industriali Riunite SpA	75,528	85,507
Cofide SpA	52,908	30,752
Credito Emiliano SpA	40,849	189,608
Danieli & C Officine Meccaniche SpA	2,448	61,318
Danieli & C Officine Meccaniche SpA RSP	4,540	62,671
ERG SpA	44,041	318,422
Esprinet SpA	6,793	28,053
Falck Renewables SpA	30,104	37,606
Geox SpA(a)	70,955	187,679
Gruppo Editoriale L’Espresso SpA	135,443	140,705
Immobiliare Grande Distribuzione	125,330	111,737
IMMSI SpA	67,968	34,408
Indesit Co. SpA	23,762	118,305
Industria Macchine Automatiche SpA	8,405	145,435
Interpump Group SpA	5,628	41,814
Intesa Sanpaolo SpA RSP	184,173	238,360
Iren SpA	166,970	95,718
Italcementi SpA	15,814	83,413
Italcementi SpA RSP	32,635	85,229
Landi Renzo SpA*	12,164	22,707
MARR SpA	14,244	137,162
Piaggio & C. SpA	43,273	98,426
Sogefi SpA	22,604	57,462
Trevi Finanziaria Industriale SpA	6,970	45,014
Vittoria Assicurazioni SpA	10,174	60,994
Zignago Vetro SpA	15,170	89,970

Total Italy		4,245,385
Netherlands – 5.2%
Accell Group N.V.	3,295	54,493
BE Semiconductor Industries N.V.	4,603	33,280
Beter Bed Holding N.V.	4,619	89,729
BinckBank N.V.	17,746	130,703
Brunel International N.V.	1,738	76,011
CSM	10,792	192,431
Heijmans N.V. CVA	2,773	22,764
Koninklijke BAM Groep N.V.	51,817	158,590
Koninklijke Ten Cate N.V.	3,382	77,947
Koninklijke Wessanen N.V.	6,477	17,274
Mediq N.V.	8,010	132,933
Nieuwe Steen Investments N.V.	26,896	220,482
Sligro Food Group N.V.	5,979	148,686
TKH Group N.V.	4,746	99,218
Unit 4 N.V.	802	21,652
USG People N.V.	6,621	50,170

Total Netherlands		1,526,363

Norway – 5.9%
Atea ASA	28,303	$278,096
Austevoll Seafood ASA	29,607	133,430
Cermaq ASA	18,116	237,336
Copeinca ASA	19,034	157,597
Kvaerner ASA	72,860	188,361
Pronova BioPharma ASA	45,097	79,169
SpareBank 1 SMN	27,714	179,119
SpareBank 1 SR Bank ASA	30,642	197,507
Tomra Systems ASA	10,636	94,287
Veidekke ASA	25,107	197,793

Total Norway		1,742,695
Portugal – 3.6%
Altri SGPS S.A.	21,048	36,826
Mota-Engil, SGPS, S.A.	77,407	121,990
REN – Redes Energeticas Nacionais S.A.	74,329	192,109
Sonae(a)	555,006	369,860
Sonaecom – SGPS S.A.	66,055	117,187
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	80,690	226,820

Total Portugal		1,064,792
Spain – 5.2%
Abengoa S.A.	10,341	181,396
Almirall S.A.*	23,620	184,146
Antena 3 de Television S.A.	96,369	440,124
Caja de Ahorros del Mediterraneo*(a)	7,768	13,391
Cie Automotive S.A.	12,729	88,757
Duro Felguera S.A.	48,042	294,197
Faes Farma S.A.	13,964	24,342
Grupo Empresarial Ence S.A.	40,461	90,312
Melia Hotels International S.A.	7,877	53,607
Papeles y Cartones de Europa S.A.(a)	23,400	60,359
Pescanova S.A.	2,079	34,503
Tubos Reunidos S.A.	19,419	47,467

Total Spain		1,512,601
Sweden – 10.0%
AarhusKarlshamn AB	2,613	99,035
Acando AB	18,751	43,756
AF AB Class B	3,593	80,556
B&B Tools AB Class B	4,101	31,274
Bilia AB Class A	7,540	100,624
Billerud AB(a)	18,530	173,102
BioGaia AB Class B	1,690	50,262
Byggmax Group AB	8,450	40,983
Clas Ohlson AB Class B	7,421	97,338
Concentric AB	4,697	35,246
Duni AB	8,083	67,804
Fabege AB	29,036	276,782
Gunnebo AB	7,189	31,797
Haldex AB	8,143	41,233
Hexpol AB	1,995	77,590
Hoganas AB Class B	4,994	174,043
Husqvarna AB Class A	14,128	71,926

See Notes to Financial Statements.

48	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2012

Investments	Shares	Value

Industrial & Financial Systems Class B	2,026	$33,990
Intrum Justitia AB	10,392	152,157
KNOW IT AB	3,136	26,187
Kungsleden AB	33,429	189,155
Lagercrantz Group AB Class B	2,725	25,456
Lindab International AB	6,417	50,012
Loomis AB Class B	8,907	126,678
Mekonomen AB	3,792	112,489
New Wave Group AB Class B	7,627	24,079
Nolato AB Class B	5,943	63,449
Nordnet AB Class B	23,009	65,975
Proffice AB Class B	10,521	36,907
Skandinaviska Enskilda Banken AB Class C	5,978	47,047
SSAB AB Class B	12,691	78,295
Svenska Handelsbanken AB Class B	2,509	90,118
Sweco AB Class B	9,948	105,070
TradeDoubler AB	12,017	25,659
Transmode Holding AB	1,664	19,161
Wihlborgs Fastigheter AB	10,589	158,271

Total Sweden		2,923,506
Switzerland – 0.4%
Highlight Communications AG	5,403	24,745
Mobilezone Holding AG	7,906	83,283

Total Switzerland		108,028
United Kingdom – 25.9%
A.G.BARR PLC	5,042	36,402
Abcam PLC	4,475	29,031
APR Energy PLC	3,022	40,772
Avocet Mining PLC	19,995	26,718
Berendsen PLC	16,504	145,379
Betfair Group PLC	3,166	37,116
Bodycote PLC	12,752	80,453
Brammer PLC	6,194	28,481
Brewin Dolphin Holdings PLC	37,367	101,372
Britvic PLC	30,304	178,172
Cable & Wireless Communications PLC	1,028,048	598,961
Carphone Warehouse Group PLC	48,886	129,069
Chemring Group PLC	19,892	104,235
Chesnara PLC	28,253	88,166
Chime Communications PLC	6,696	25,140
Cineworld Group PLC	15,885	63,999
Clarkson PLC	801	16,867
Computacenter PLC	14,120	86,644
Consort Medical PLC	2,141	24,547
Costain Group PLC	8,228	33,050
Cranswick PLC	3,249	41,290
CSR PLC	9,346	48,007
Dairy Crest Group PLC	16,632	93,007
Dechra Pharmaceuticals PLC	3,330	31,323
Development Securities PLC	12,646	34,307
Devro PLC	9,821	52,017
Dignity PLC	1,322	19,480
Diploma PLC	7,301	56,036

Domino Printing Sciences PLC	8,136	$72,719
Domino’s Pizza UK & IRL PLC	8,103	69,480
E2V Technologies PLC	11,428	24,405
F&C Asset Management PLC	65,374	102,029
Fenner PLC	9,925	61,864
Fiberweb PLC(a)	18,023	20,372
Fidessa Group PLC	4,641	110,241
Fortune Oil PLC	216,168	31,276
Galliford Try PLC	5,844	68,889
Genus PLC	1,838	44,876
Go-Ahead Group PLC	5,564	117,880
Greggs PLC	9,645	78,185
Halfords Group PLC	39,899	167,902
Hargreaves Services PLC	3,670	40,151
Headlam Group PLC	8,779	43,539
Helical Bar PLC	12,810	38,837
Hill & Smith Holdings PLC	9,317	55,780
Hogg Robinson Group PLC	17,994	14,601
Homeserve PLC	52,660	178,574
Huntsworth PLC	46,864	38,216
Interserve PLC	18,685	110,009
ITE Group PLC	18,085	60,189
James Fisher & Sons PLC	6,854	84,392
James Halstead PLC	6,358	64,373
JD Sports Fashion PLC	4,030	45,619
JD Wetherspoon PLC	9,134	70,945
John Menzies PLC	5,119	53,317
Kcom Group PLC	57,325	76,045
Keller Group PLC	8,323	74,457
Kesa Electricals PLC	135,053	123,217
Kier Group PLC	4,574	95,650
Laird PLC	24,597	89,448
Lookers PLC	30,279	36,426
Low & Bonar PLC	19,356	19,535
LSL Property Services PLC	10,691	36,254
Marshalls PLC	33,541	46,850
Marston’s PLC	74,242	136,910
May Gurney Integrated Services PLC	5,839	11,927
Mears Group PLC	6,190	28,288
Mecom Group PLC	80,132	107,723
Melrose Resources PLC	17,954	37,545
Micro Focus International PLC	14,795	140,837
Moneysupermarket.com Group PLC	82,067	182,615
Morgan Crucible Co. PLC	19,879	84,778
Morgan Sindall Group PLC	6,162	66,270
N. Brown Group PLC	34,357	152,403
NCC Group PLC	1,789	26,794
New World Resources PLC Class A(a)	36,462	156,029
Novae Group PLC	8,821	52,703
Oxford Instruments PLC	1,064	23,625
Pace PLC	16,527	42,514
Petropavlovsk PLC	12,891	85,222
Premier Farnell PLC	52,852	146,965
Psion PLC	20,686	29,395

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	49

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2012

Investments	Shares	Value

Rank Group PLC	14,824	$34,734
Restaurant Group PLC	13,899	80,305
RPC Group PLC	10,220	70,320
RPS Group PLC	12,942	52,038
RWS Holdings PLC	2,792	24,571
Savills PLC	11,632	74,889
SDL PLC	1,074	11,533
Senior PLC	17,835	58,838
Shanks Group PLC	38,632	51,466
SIG PLC	32,100	51,317
Smiths News PLC	34,103	67,735
Sportingbet PLC	81,893	68,104
ST Modwen Properties PLC	9,671	31,062
Sthree PLC	23,533	108,018
Synergy Health PLC	1,912	28,405
Telecom Plus PLC	4,792	65,503
TT electronics PLC	9,954	23,106
Tullett Prebon PLC	32,903	158,333
Vitec Group PLC (The)	2,706	31,265
WH Smith PLC	14,915	155,708
WS Atkins PLC	9,318	109,615
Yule Catto & Co. PLC	11,335	30,384

Total United Kingdom		7,616,375
TOTAL COMMON STOCKS (Cost: $28,740,262)		29,330,024
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International MidCap Dividend Fund(b) (Cost: $7,314)	179	8,311
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%
MONEY MARKET FUND – 3.6%
United States – 3.6%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $1,063,368)(d)	1,063,368	1,063,368
TOTAL INVESTMENTS IN SECURITIES – 103.4% (Cost: $29,810,944)(e)		30,401,703
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.4)%		(996,652)

NET ASSETS – 100.0%		$29,405,051

REIT – Real Estate Investment Trust

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $989,718 and the total market value of the collateral held by the Fund was $1,063,368.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

50	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 98.6%
Japan – 98.6%
Advertising – 0.1%
Hakuhodo DY Holdings, Inc.	3,490	$235,957
Moshi Moshi Hotline, Inc.	31,250	458,708

Total Advertising		694,665
Agriculture – 1.6%
Hokuto Corp.	7,400	157,131
Japan Tobacco, Inc.	286,000	8,609,409
Sakata Seed Corp.	18,900	253,862

Total Agriculture		9,020,402
Airlines – 0.1%
All Nippon Airways Co., Ltd.(a)	261,000	550,180
Apparel – 0.3%
Asics Corp.	11,692	158,248
Atsugi Co., Ltd.	199,000	230,206
Descente Ltd.	40,186	240,186
Gunze Ltd.	55,000	142,095
Onward Holdings Co., Ltd.	53,182	425,183
Sanyo Shokai Ltd.	61,000	191,311
Wacoal Holdings Corp.	25,000	302,056

Total Apparel		1,689,285
Auto Manufacturers – 5.0%
Daihatsu Motor Co., Ltd.(a)	96,000	1,606,581
Fuji Heavy Industries Ltd.	78,000	649,666
Hino Motors Ltd.(a)	48,000	315,270
Honda Motor Co., Ltd.	300,377	9,254,546
Isuzu Motors Ltd.	145,191	703,560
Nissan Motor Co., Ltd.(a)	855,000	7,308,162
Nissan Shatai Co., Ltd.(a)	21,000	235,912
Shinmaywa Industries Ltd.	37,000	189,756
Suzuki Motor Corp.	36,236	705,624
Toyota Motor Corp.	167,017	6,526,114

Total Auto Manufacturers		27,495,191
Auto Parts & Equipment – 2.8%
Aisin Seiki Co., Ltd.	43,708	1,247,195
Akebono Brake Industry Co., Ltd.(a)	51,200	228,360
Bridgestone Corp.	70,368	1,637,096
Calsonic Kansei Corp.	25,000	96,722
Denso Corp.	108,214	3,409,158
Exedy Corp.(a)	11,600	229,764
FCC Co., Ltd.(a)	5,700	91,947
JTEKT Corp.	48,178	382,080
Keihin Corp.(a)	7,800	92,537
Koito Manufacturing Co., Ltd.	20,501	237,685
KYB Co., Ltd.(a)	76,000	271,568
Musashi Seimitsu Industry Co., Ltd.(a)	5,500	101,658
NGK Insulators Ltd.(a)	56,012	673,152
NGK Spark Plug Co., Ltd.	29,000	306,028
NHK Spring Co., Ltd.	31,000	266,967
Nifco, Inc.(a)	7,300	169,176
Nippon Seiki Co., Ltd.	11,000	110,283

Nissin Kogyo Co., Ltd.	17,900	$235,139
NOK Corp.	20,000	321,080
Riken Corp.	59,000	217,648
Sanden Corp.(a)	76,000	229,563
Stanley Electric Co., Ltd.	36,026	535,296
Sumitomo Electric Industries Ltd.(a)	111,200	1,179,177
Sumitomo Rubber Industries Ltd.	46,596	555,199
Takata Corp.	7,800	140,761
Tokai Rika Co., Ltd.	20,314	286,433
Topre Corp.	24,400	207,306
Toyo Tire & Rubber Co., Ltd.	58,000	146,118
Toyoda Gosei Co., Ltd.(a)	21,040	422,693
Toyota Boshoku Corp.(a)	26,400	274,859
TS Tech Co., Ltd.	19,000	306,247
Unipres Corp.	5,600	124,452
Yokohama Rubber Co., Ltd. (The)	70,917	525,041

Total Auto Parts & Equipment		15,258,388
Banks – 12.7%
77 Bank Ltd. (The)	71,000	295,681
Akita Bank Ltd. (The)	67,000	200,656
Aomori Bank Ltd. (The)	47,000	148,612
Aozora Bank Ltd.	601,000	1,846,260
Awa Bank Ltd. (The)(a)	30,000	194,344
Bank of Kyoto Ltd. (The)(a)	43,000	365,334
Bank of Nagoya Ltd. (The)	56,000	197,224
Bank of Saga Ltd. (The)	78,000	190,488
Bank of the Ryukyus Ltd.	20,300	265,361
Bank of Yokohama Ltd. (The)	325,692	1,553,107
Chiba Bank Ltd. (The)	157,045	916,432
Chugoku Bank Ltd. (The)	29,000	410,026
Chukyo Bank Ltd. (The)	80,000	174,807
Daisan Bank Ltd. (The)	75,000	137,853
Daishi Bank Ltd. (The)	115,000	376,928
Ehime Bank Ltd. (The)	59,000	157,738
FIDEA Holdings Co., Ltd.	76,100	158,460
Fukui Bank Ltd. (The)	74,000	183,573
Fukuoka Financial Group, Inc.	162,878	663,655
Gunma Bank Ltd. (The)	71,000	362,301
Hachijuni Bank Ltd. (The)	59,000	328,368
Higo Bank Ltd. (The)	33,000	201,478
Hiroshima Bank Ltd. (The)(a)	81,000	272,776
Hokkoku Bank Ltd. (The)	70,000	267,224
Hokuhoku Financial Group, Inc.	287,000	446,362
Hyakugo Bank Ltd. (The)	26,000	117,301
Hyakujushi Bank Ltd. (The)(a)	42,000	169,512
Iyo Bank Ltd. (The)	33,000	269,769
Joyo Bank Ltd. (The)(a)	166,229	816,189
Juroku Bank Ltd. (The)	102,000	353,985
Kagoshima Bank Ltd. (The)	34,000	225,064
Keiyo Bank Ltd. (The)	53,000	243,882
Kiyo Holdings, Inc.	178,000	258,535
Michinoku Bank Ltd. (The)	44,000	89,357
Mie Bank Ltd. (The)	73,000	167,956

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2012

Investments	Shares	Value

Mitsubishi UFJ Financial Group, Inc.(a)	3,573,013	$16,808,776
Miyazaki Bank Ltd. (The)	49,000	134,781
Mizuho Financial Group, Inc.(a)	8,693,407	14,191,037
Musashino Bank Ltd. (The)	7,000	216,118
Nishi-Nippon City Bank Ltd. (The)	198,704	462,280
Oita Bank Ltd. (The)	20,000	65,810
Resona Holdings, Inc.	698,561	2,873,259
San-In Godo Bank Ltd. (The)	42,000	307,172
Sapporo Hokuyo Holdings, Inc.	59,600	170,450
Senshu Ikeda Holdings, Inc.(a)	65,823	398,491
Shiga Bank Ltd. (The)(a)	43,000	271,375
Shikoku Bank Ltd. (The)(a)	62,000	161,774
Shinsei Bank Ltd.	352,000	456,967
Shizuoka Bank Ltd. (The)	89,008	914,105
Sumitomo Mitsui Financial Group, Inc.(a)	438,859	13,763,701
Sumitomo Mitsui Trust Holdings, Inc.	1,086,517	3,239,999
Suruga Bank Ltd.(a)	39,000	443,638
Tochigi Bank Ltd. (The)	44,000	162,879
Toho Bank Ltd. (The)	78,000	268,689
Tokyo Tomin Bank Ltd. (The)	11,300	106,173
TOMONY Holdings, Inc.	64,010	287,140
Tsukuba Bank Ltd.	31,900	111,937
Yamagata Bank Ltd. (The)	30,000	140,360
Yamaguchi Financial Group, Inc.	45,000	365,553
Yamanashi Chuo Bank Ltd. (The)	42,000	179,229

Total Banks		69,528,291
Beverages – 1.0%
Asahi Group Holdings Ltd.	54,514	1,348,135
Coca-Cola Central Japan Co., Ltd.	19,211	248,903
Coca-Cola West Co., Ltd.	31,028	516,070
Ito En Ltd.	25,776	516,514
Kagome Co., Ltd.	7,600	174,956
Kirin Holdings Co., Ltd.	175,274	2,352,006
Sapporo Holdings Ltd.	67,000	187,738
Takara Holdings, Inc.	39,000	289,242

Total Beverages		5,633,564
Building Materials – 1.4%
Asahi Glass Co., Ltd.	435,194	2,908,752
Central Glass Co., Ltd.	36,000	107,352
Daikin Industries Ltd.(a)	38,320	996,418
Fujitec Co., Ltd.	25,000	147,494
Lixil Group Corp.	60,149	1,439,556
Nichias Corp.(a)	24,000	128,638
Rinnai Corp.(a)	2,900	216,941
Sanwa Holdings Corp.	68,831	271,608
Sumitomo Osaka Cement Co., Ltd.	56,000	200,103
Taiheiyo Cement Corp.(a)	204,000	440,514
Takara Standard Co., Ltd.	29,000	230,360
TOTO Ltd.	61,008	450,110

Total Building Materials		7,537,846
Chemicals – 4.2%
ADEKA Corp.(a)	31,000	234,692
Aica Kogyo Co., Ltd.	29,129	499,836

Air Water, Inc.(a)	43,000	$528,380
Asahi Kasei Corp.(a)	262,288	1,358,638
Chugoku Marine Paints Ltd.	17,000	82,159
Daicel Corp.	43,000	258,663
Denki Kagaku Kogyo K.K.	103,000	320,386
DIC Corp.	211,715	345,602
Hitachi Chemical Co., Ltd.	47,015	637,543
JSR Corp.(a)	51,117	840,999
Kaneka Corp.	73,925	357,272
Kansai Paint Co., Ltd.(a)	40,000	444,730
Kuraray Co., Ltd.	76,736	874,869
Kureha Corp.(a)	40,000	159,897
Lintec Corp.	15,200	277,820
Mitsubishi Chemical Holdings Corp.	349,663	1,343,821
Mitsubishi Gas Chemical Co., Inc.	104,109	524,559
Mitsui Chemicals, Inc.(a)	217,000	426,748
Nihon Nohyaku Co., Ltd.	30,000	145,758
Nihon Parkerizing Co., Ltd.(a)	13,000	198,509
Nippon Carbon Co., Ltd.	46,000	84,550
Nippon Kayaku Co., Ltd.	45,000	484,704
Nippon Paint Co., Ltd.	23,000	194,229
Nippon Shokubai Co., Ltd.	37,000	415,180
Nippon Soda Co., Ltd.	44,000	190,591
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	19,000	124,306
Nissan Chemical Industries Ltd.(a)	29,865	335,118
Nitto Denko Corp.	34,667	1,657,599
NOF Corp.	42,000	202,982
Sakata INX Corp.	29,000	139,409
Sanyo Chemical Industries Ltd.	18,000	93,239
Sekisui Jushi Corp.	13,000	136,183
Shin-Etsu Chemical Co., Ltd.	84,360	4,760,159
Showa Denko K.K.	286,181	456,124
Sumitomo Bakelite Co., Ltd.(a)	52,000	181,799
Sumitomo Chemical Co., Ltd.(a)	444,010	1,135,707
Taiyo Holdings Co., Ltd.	17,900	499,728
Taiyo Nippon Sanso Corp.	56,022	295,952
Takasago International Corp.	28,000	145,398
Toagosei Co., Ltd.	31,000	117,147
Tokai Carbon Co., Ltd.	33,000	100,951
Tokuyama Corp.(a)	129,000	265,296
Tosoh Corp.	195,370	371,655
Toyo Ink SC Holdings Co., Ltd.	105,000	377,892
Ube Industries Ltd.	215,241	464,788
Zeon Corp.(a)	15,000	104,692

Total Chemicals		23,196,259
Commercial Services – 1.4%
Aeon Delight Co., Ltd.	11,002	243,373
Dai Nippon Printing Co., Ltd.(a)	248,694	1,738,940
Kanamoto Co., Ltd.	21,000	245,360
Kyoritsu Maintenance Co., Ltd.	6,400	141,984
Meitec Corp.	6,200	141,691
Nichii Gakkan Co.	25,000	241,324
Nomura Co., Ltd.	43,000	138,175
Park24 Co., Ltd.	39,877	655,049

See Notes to Financial Statements.

52	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2012

Investments	Shares	Value

Secom Co., Ltd.	47,183	$2,468,314
Sohgo Security Services Co., Ltd.	25,900	364,531
Toppan Forms Co., Ltd.	39,300	381,382
Toppan Printing Co., Ltd.(a)	199,517	1,161,712

Total Commercial Services		7,921,835
Computers – 1.0%
Fujitsu Ltd.	418,000	1,574,216
Ines Corp.	30,200	186,324
Information Services International-Dentsu Ltd.	22,300	228,733
Itochu Techno-Solutions Corp.(a)	13,786	719,424
Melco Holdings, Inc.(a)	5,200	101,460
NEC Fielding Ltd.	24,200	296,745
NEC Networks & System Integration Corp.	21,500	361,465
NS Solutions Corp.	7,000	148,547
Otsuka Corp.	6,704	603,188
SCSK Corp.(a)	20,600	363,810
TDK Corp.(a)	21,664	809,198

Total Computers		5,393,110
Cosmetics/Personal Care – 1.2%
Fancl Corp.(a)	19,500	230,341
Kao Corp.	102,962	3,043,864
Kose Corp.	7,800	182,368
Lion Corp.	56,291	329,208
Mandom Corp.	5,100	134,121
Pigeon Corp.	4,000	183,547
Pola Orbis Holdings, Inc.	9,009	284,860
Shiseido Co., Ltd.(a)	113,763	1,566,069
Unicharm Corp.	10,800	621,902

Total Cosmetics/Personal Care		6,576,280
Distribution/Wholesale – 6.8%
Ai Holdings Corp.	35,611	231,609
Canon Marketing Japan, Inc.	34,800	482,190
Daiwabo Holdings Co., Ltd.	66,000	124,704
Doshisha Co., Ltd.(a)	5,500	160,264
Hakuto Co., Ltd.	23,500	216,273
Hitachi High-Technologies Corp.	11,500	278,335
Inabata & Co., Ltd.	36,000	234,139
ITOCHU Corp.	538,543	5,475,418
Itochu Enex Co., Ltd.	54,500	292,114
Iwatani Corp.	51,000	186,170
Marubeni Corp.(a)	446,278	2,856,638
Matsuda Sangyo Co., Ltd.	18,600	266,568
Mitsubishi Corp.(a)	503,300	9,179,726
Mitsui & Co., Ltd.(a)	645,118	9,104,622
Nagase & Co., Ltd.	22,500	251,607
Paltac Corp.	18,857	272,675
Ryoden Trading Co., Ltd.	28,000	165,913
San-Ai Oil Co., Ltd.	24,000	110,129
Sinanen Co., Ltd.	18,000	81,671
Sojitz Corp.(a)	210,100	272,752
Sumitomo Corp.(a)	371,314	5,025,625
Toyota Tsusho Corp.(a)	69,010	1,480,433

Trusco Nakayama Corp.	7,300	$133,614
Yamazen Corp.(a)	28,800	184,720
Yuasa Trading Co., Ltd.	90,000	157,326

Total Distribution/Wholesale		37,225,235
Diversified Financial Services – 0.9%
Century Tokyo Leasing Corp.	24,905	484,335
Daiwa Securities Group, Inc.(a)	244,545	933,546
Hitachi Capital Corp.	34,300	623,396
Ichiyoshi Securities Co., Ltd.	31,700	158,500
Nomura Holdings, Inc.	653,200	2,342,452
Okasan Securities Group, Inc.	50,000	187,661
Tokai Tokyo Financial Holdings, Inc.(a)	110,000	369,023

Total Diversified Financial Services		5,098,913
Electric – 2.4%
Chubu Electric Power Co., Inc.(a)	269,716	3,525,722
Chugoku Electric Power Co., Inc. (The)(a)	116,713	1,555,673
Electric Power Development Co., Ltd.	46,395	1,224,876
Hokkaido Electric Power Co., Inc.(a)	76,708	625,101
Hokuriku Electric Power Co.(a)	66,600	810,671
Kansai Electric Power Co., Inc. (The)(a)	395,820	3,103,473
Kyushu Electric Power Co., Inc.	184,810	1,529,790
Okinawa Electric Power Co., Inc. (The)	600	20,113
Shikoku Electric Power Co., Inc.(a)	64,408	729,350

Total Electric		13,124,769
Electrical Components & Equipment – 1.5%
Brother Industries Ltd.(a)	52,309	486,783
Casio Computer Co., Ltd.(a)	68,900	489,739
Fujikura Ltd.(a)	46,000	138,355
GS Yuasa Corp.(a)	48,000	200,514
Hitachi Ltd.(a)	506,000	2,822,673
Mitsubishi Electric Corp.	285,000	2,110,026
Nidec Corp.(a)	13,940	1,023,103
Nippon Signal Co., Ltd. (The)	27,600	170,992
Takaoka Electric Manufacturing Co., Ltd.(a)	107,000	180,855
Tatsuta Electric Wire and Cable Co., Ltd.(a)	15,051	135,227
Ushio, Inc.	21,500	259,216

Total Electrical Components & Equipment		8,017,483
Electronics – 2.6%
Advantest Corp.(a)	17,300	225,701
Alps Electric Co., Ltd.	39,000	202,519
Anritsu Corp.(a)	15,000	195,116
Azbil Corp.	21,858	440,812
Cosel Co., Ltd.	17,900	240,200
Dainippon Screen Manufacturing Co., Ltd.(a)	15,000	74,036
Fujitsu General Ltd.	19,000	168,997
Hamamatsu Photonics K.K.	6,400	220,545
Hirose Electric Co., Ltd.(a)	5,320	598,329
Horiba Ltd.	4,300	126,900
Hoya Corp.	63,157	1,392,214
Ibiden Co., Ltd.(a)	22,601	331,462
Japan Aviation Electronics Industry Ltd.	19,000	160,206
Keyence Corp.	1,210	311,054

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2012

Investments	Shares	Value

Koa Corp.	22,000	$187,763
Kuroda Electric Co., Ltd.	21,800	266,476
Kyocera Corp.	23,125	2,009,319
Minebea Co., Ltd.(a)	56,000	189,306
Murata Manufacturing Co., Ltd.	36,200	1,933,303
Nichicon Corp.(a)	16,900	119,907
Nidec Copal Corp.(a)	23,000	185,360
Nihon Dempa Kogyo Co., Ltd.	3,300	37,199
Nippon Electric Glass Co., Ltd.(a)	103,018	570,704
Nohmi Bosai Ltd.	34,646	226,669
Ryosan Co., Ltd.	6,800	122,452
Sanshin Electronics Co., Ltd.	26,800	202,206
Sanyo Denki Co., Ltd.	39,000	249,139
SMK Corp.	33,000	91,195
Sodick Co., Ltd.	41,300	175,711
Taiyo Yuden Co., Ltd.	10,000	84,576
Tokyo Seimitsu Co., Ltd.	9,600	133,635
Toshiba Corp.	799,000	2,567,481
Toyo Corp.(a)	21,500	234,897
Yaskawa Electric Corp.	12,000	80,668

Total Electronics		14,356,057
Engineering & Construction – 1.3%
Chiyoda Corp.	16,000	249,666
COMSYS Holdings Corp.	33,860	473,953
Hibiya Engineering Ltd.	23,100	301,666
JGC Corp.	25,018	837,685
Kajima Corp.(a)	236,386	647,175
Kandenko Co., Ltd.	34,000	163,008
Kyowa Exeo Corp.	33,700	399,375
Maeda Corp.	51,000	243,856
Maeda Road Construction Co., Ltd.	14,000	183,368
Nippo Corp.	19,000	221,015
Nippon Densetsu Kogyo Co., Ltd.	13,000	126,658
Nippon Road Co., Ltd. (The)(a)	38,000	135,296
Nishimatsu Construction Co., Ltd.	86,000	132,648
Obayashi Corp.	122,328	559,753
Okumura Corp.	59,000	194,897
Penta-Ocean Construction Co., Ltd.(a)	46,500	112,963
Raito Kogyo Co., Ltd.	37,800	170,051
Sanki Engineering Co., Ltd.	30,000	140,746
Shimizu Corp.	127,182	429,934
Shinko Plantech Co., Ltd.	16,900	138,371
Taisei Corp.(a)	195,145	561,857
Takasago Thermal Engineering Co., Ltd.	30,000	243,702
Toda Corp.	64,000	193,316
Toshiba Plant Systems & Services Corp.	17,000	227,249
Toyo Engineering Corp.	34,000	152,956

Total Engineering & Construction		7,241,164
Entertainment – 0.8%
Avex Group Holdings, Inc.	19,719	407,053
Oriental Land Co., Ltd.	8,500	1,123,136
Sankyo Co., Ltd.	30,821	1,440,030
Shochiku Co., Ltd.(a)	16,000	159,794

Toei Co., Ltd.	37,000	$208,779
Toho Co., Ltd.	38,943	718,293
Tokyotokeiba Co., Ltd.	199,000	291,594

Total Entertainment		4,348,679
Environmental Control – 0.2%
Asahi Holdings, Inc.	19,400	327,157
Daiseki Co., Ltd.	6,500	101,343
Hitachi Zosen Corp.	186,500	215,746
Kurita Water Industries Ltd.	23,632	525,189

Total Environmental Control		1,169,435
Food – 1.8%
Ajinomoto Co., Inc.	66,433	1,045,167
Ariake Japan Co., Ltd.(a)	6,800	153,044
Ezaki Glico Co., Ltd.(a)	17,000	211,080
Fuji Oil Co., Ltd.	21,500	300,945
House Foods Corp.(a)	20,400	346,380
Itoham Foods, Inc.	32,000	140,668
Izumi Co., Ltd.	10,951	237,037
J-Oil Mills, Inc.	49,000	136,671
Kasumi Co., Ltd.	38,972	259,980
Kato Sangyo Co., Ltd.	5,800	111,676
Kewpie Corp.	29,200	490,170
Kikkoman Corp.	30,000	411,440
Kyokuyo Co., Ltd.	62,000	137,866
Marudai Food Co., Ltd.	43,000	159,730
Maruha Nichiro Holdings, Inc.	72,000	116,607
MEIJI Holdings Co., Ltd.	16,741	833,822
Mitsui Sugar Co., Ltd.	44,000	147,044
Morinaga & Co., Ltd.	57,000	131,877
Morinaga Milk Industry Co., Ltd.	41,000	140,180
Nichirei Corp.	69,551	381,726
Nippon Beet Sugar Manufacturing Co., Ltd.	62,000	121,131
Nippon Flour Mills Co., Ltd.	39,000	174,447
Nippon Meat Packers, Inc.	22,000	283,342
Nippon Suisan Kaisha Ltd.(a)	129,935	280,579
Nisshin Oillio Group Ltd. (The)	34,000	133,728
Nisshin Seifun Group, Inc.(a)	43,113	531,986
Nissin Foods Holdings Co., Ltd.(a)	19,128	752,335
Prima Meat Packers Ltd.	61,000	112,121
Toyo Suisan Kaisha Ltd.	22,000	551,979
Yakult Honsha Co., Ltd.(a)	12,500	594,473
Yamazaki Baking Co., Ltd.	31,000	416,388

Total Food		9,845,619
Forest Products & Paper – 0.3%
Daio Paper Corp.(a)	8,000	49,871
Hokuetsu Kishu Paper Co., Ltd.(a)	38,946	193,729
Nippon Paper Group, Inc.(a)	34,800	411,964
OJI Paper Co., Ltd.(a)	289,120	884,455

Total Forest Products & Paper		1,540,019
Gas – 0.9%
Osaka Gas Co., Ltd.(a)	341,014	1,507,825
Saibu Gas Co., Ltd.	195,000	556,427

See Notes to Financial Statements.

54	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2012

Investments	Shares	Value

Shizuoka Gas Co., Ltd.	11,500	$84,550
Toho Gas Co., Ltd.(a)	89,000	593,715
Tokyo Gas Co., Ltd.(a)	420,020	2,321,447

Total Gas		5,063,964
Hand/Machine Tools – 0.5%
Asahi Diamond Industrial Co., Ltd.(a)	29,500	332,918
Disco Corp.(a)	2,700	130,488
Fuji Electric Co., Ltd.(a)	101,000	206,414
Hitachi Koki Co., Ltd.	29,996	229,404
Makita Corp.(a)	22,665	882,711
Meidensha Corp.(a)	31,000	107,584
OSG Corp.	20,300	282,843
SMC Corp.(a)	3,820	617,681
THK Co., Ltd.	7,300	112,409
Union Tool Co.	6,400	102,334

Total Hand/Machine Tools		3,004,786
Healthcare-Products – 0.4%
Hogy Medical Co., Ltd.	4,400	236,967
Nihon Kohden Corp.	6,500	226,330
Nipro Corp.(a)	42,300	272,395
Paramount Bed Holdings Co., Ltd.	4,224	139,262
Shimadzu Corp.	24,000	168,740
Sysmex Corp.	10,200	492,301
Terumo Corp.	13,228	571,286

Total Healthcare-Products		2,107,281
Heathcare-Services – 0.1%
Miraca Holdings, Inc.	7,882	355,095
Home Builders – 0.6%
Daiwa House Industry Co., Ltd.	79,022	1,150,796
PanaHome Corp.	28,000	163,753
Sekisui Chemical Co., Ltd.	79,008	638,767
Sekisui House Ltd.	139,022	1,384,859

Total Home Builders		3,338,175
Home Furnishings – 0.8%
Alpine Electronics, Inc.	20,700	193,431
Canon Electronics, Inc.	10,953	242,008
Foster Electric Co., Ltd.(a)	7,600	117,126
Hoshizaki Electric Co., Ltd.	16,000	466,632
Panasonic Corp.(a)	309,078	2,049,926
Sony Corp.(a)	97,221	1,148,407

Total Home Furnishings		4,217,530
Insurance – 2.6%
Dai-ichi Life Insurance Co., Ltd. (The)	1,263	1,438,327
MS&AD Insurance Group Holdings	202,330	3,513,468
NKSJ Holdings, Inc.	139,453	2,738,871
Sony Financial Holdings, Inc.	58,342	1,003,363
T&D Holdings, Inc.	130,420	1,416,515
Tokio Marine Holdings, Inc.(a)	150,743	3,863,516

Total Insurance		13,974,060
Internet – 0.9%
Dena Co., Ltd.	22,768	758,543
eAccess Ltd.(a)	2,025	392,246

GMO Internet, Inc.	43,900	$299,062
Gree, Inc.	5,100	93,675
SBI Holdings, Inc.(a)	40,338	260,797
Trend Micro, Inc.	32,718	916,777
Yahoo! Japan Corp.	5,540	2,117,020

Total Internet		4,838,120
Iron/Steel – 0.9%
Aichi Steel Corp.	31,000	127,506
Daido Metal Co., Ltd.(a)	10,000	74,036
Daido Steel Co., Ltd.(a)	37,000	172,635
Hitachi Metals Ltd.(a)	48,018	429,570
Japan Steel Works Ltd. (The)(a)	69,018	385,898
JFE Holdings, Inc.(a)	93,916	1,243,361
Nippon Steel Corp.(a)	720,010	1,480,740
Nisshin Steel Co., Ltd.	197,000	212,699
Sanyo Special Steel Co., Ltd.	26,000	80,874
Topy Industries Ltd.	51,000	102,918
Toyo Kohan Co., Ltd.	30,000	87,918
Yamato Kogyo Co., Ltd.(a)	5,040	149,192
Yodogawa Steel Works Ltd.(a)	55,000	185,925

Total Iron/Steel		4,733,272
Leisure Time – 0.4%
Mizuno Corp.	42,000	211,080
Round One Corp.(a)	29,200	141,121
Sega Sammy Holdings, Inc.	51,215	974,928
Yamaha Corp.(a)	25,900	241,023
Yamaha Motor Co., Ltd.	49,000	429,537

Total Leisure Time		1,997,689
Lodging – 0.1%
Resorttrust, Inc.	19,900	372,422
Machinery-Construction & Mining – 0.7%
Hitachi Construction Machinery Co., Ltd.(a)	27,300	443,186
Komatsu Ltd.(a)	161,206	3,184,751
Modec, Inc.	9,500	187,558

Total Machinery-Construction & Mining		3,815,495
Machinery-Diversified – 2.3%
Amada Co., Ltd.	82,014	360,524
Daifuku Co., Ltd.	35,000	175,900
Daihen Corp.	36,000	93,008
Ebara Corp.	102,000	428,715
FANUC Corp.	28,327	4,580,381
Hisaka Works Ltd.	12,000	83,136
IHI Corp.	243,690	545,014
Kawasaki Heavy Industries Ltd.	266,355	530,656
Komori Corp.	29,600	152,946
Kubota Corp.	204,954	2,081,153
Makino Milling Machine Co., Ltd.(a)	40,000	180,977
Max Co., Ltd.	13,000	153,393
Mitsubishi Heavy Industries Ltd.	394,016	1,711,792
Nabtesco Corp.(a)	18,000	331,542
Nippon Sharyo Ltd.(a)	33,000	116,221
Nippon Thompson Co., Ltd.(a)	51,000	173,059

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2012

Investments	Shares	Value

OKUMA Corp.(a)	36,000	$213,316
Organo Corp.	17,000	104,884
Sumitomo Heavy Industries Ltd.	112,000	384,370
Torishima Pump Manufacturing Co., Ltd.(a)	10,300	73,742
Tsubakimoto Chain Co.(a)	25,000	145,244
Tsugami Corp.(a)	19,000	117,224

Total Machinery-Diversified		12,737,197
Media – 0.1%
Gakken Holdings Co., Ltd.(a)	34,000	89,152
Kadokawa Group Holdings, Inc.(a)	4,200	124,650
Tokyo Broadcasting System Holdings, Inc.	26,700	280,384

Total Media		494,186
Metal Fabricate/Hardware – 0.4%
Furukawa-Sky Aluminum Corp.(a)	62,000	160,977
Hanwa Co., Ltd.	49,000	170,681
MISUMI Group, Inc.	10,400	258,530
Nippon Steel Trading Co., Ltd.	51,000	126,517
NSK Ltd.	105,000	611,375
NTN Corp.(a)	137,403	277,278
Oiles Corp.	7,200	150,386
Ryobi Ltd.(a)	50,000	107,969
Toho Zinc Co., Ltd.(a)	28,000	98,612

Total Metal Fabricate/Hardware		1,962,325
Mining – 0.5%
Dowa Holdings Co., Ltd.(a)	59,664	414,887
Mitsubishi Materials Corp.	51,000	161,260
Mitsui Mining & Smelting Co., Ltd.(a)	80,000	170,694
Nippon Denko Co., Ltd.	21,000	53,715
Nippon Light Metal Co., Ltd.	68,000	66,427
Nittetsu Mining Co., Ltd.	37,000	153,136
OSAKA Titanium Technologies Co.(a)	8,600	179,406
Sumitomo Metal Mining Co., Ltd.	110,000	1,392,673

Total Mining		2,592,198
Miscellaneous Manufacturing – 0.8%
Amano Corp.	39,433	340,604
FUJIFILM Holdings Corp.	89,502	1,504,738
Konica Minolta Holdings, Inc.	112,032	864,000
Nikkiso Co., Ltd.	14,000	173,111
Nikon Corp.(a)	35,800	988,411
Sekisui Plastics Co., Ltd.	35,000	86,375
Shin-Etsu Polymer Co., Ltd.	36,000	138,355
Tamron Co., Ltd.	7,448	228,801
Tokai Rubber Industries Ltd.	23,400	224,375
Toyo Tanso Co., Ltd.(a)	2,400	57,471

Total Miscellaneous Manufacturing		4,606,241
Office/Business Equipment – 2.6%
Canon, Inc.	358,656	11,501,886
Ricoh Co., Ltd.(a)	237,008	2,007,561
Sato Holdings Corp.	20,000	302,057
Seiko Epson Corp.(a)	50,600	309,584
Toshiba TEC Corp.	35,000	155,655

Total Office/Business Equipment		14,276,743

Oil & Gas – 1.4%
AOC Holdings, Inc.	47,800	$140,697
Cosmo Oil Co., Ltd.	276,097	511,028
Idemitsu Kosan Co., Ltd.	9,420	774,910
JX Holdings, Inc.	762,892	4,187,081
Showa Shell Sekiyu K.K.	91,521	487,014
TonenGeneral Sekiyu K.K.	172,137	1,497,901

Total Oil & Gas		7,598,631
Packaging & Containers – 0.2%
Achilles Corp.	45,000	61,311
Fuji Seal International, Inc.	6,800	141,332
Nihon Yamamura Glass Co., Ltd.	54,000	129,794
Rengo Co., Ltd.(a)	51,000	235,334
Toyo Seikan Kaisha Ltd.	25,500	273,683

Total Packaging & Containers		841,454
Pharmaceuticals – 8.4%
Alfresa Holdings Corp.	10,500	520,276
Astellas Pharma, Inc.	133,770	6,817,456
Chugai Pharmaceutical Co., Ltd.	122,718	2,578,971
Daiichi Sankyo Co., Ltd.(a)	224,629	3,724,568
Dainippon Sumitomo Pharma Co., Ltd.(a)	88,108	971,679
Eisai Co., Ltd.(a)	102,413	4,633,596
Hisamitsu Pharmaceutical Co., Inc.(a)	16,657	923,843
Kaken Pharmaceutical Co., Ltd.	37,000	554,524
Kobayashi Pharmaceutical Co., Ltd.	4,700	251,613
KYORIN Holdings, Inc.	21,600	533,337
Kyowa Hakko Kirin Co., Ltd.	111,022	1,345,678
Medipal Holdings Corp.	42,464	586,200
Mitsubishi Tanabe Pharma Corp.	107,843	1,645,368
Mochida Pharmaceutical Co., Ltd.(a)	20,000	248,329
Otsuka Holdings Co., Ltd.	66,819	2,078,432
Sawai Pharmaceutical Co., Ltd.	1,300	151,555
Seikagaku Corp.	11,100	128,692
Shionogi & Co., Ltd.	94,647	1,450,119
Ship Healthcare Holdings, Inc.	8,295	265,696
Suzuken Co., Ltd.	18,800	627,069
Taisho Pharmaceutical Holdings Co., Ltd.(a)	6,200	507,635
Takeda Pharmaceutical Co., Ltd.(a)	309,558	14,304,126
Toho Holdings Co., Ltd.	7,800	160,211
Towa Pharmaceutical Co., Ltd.(a)	2,200	147,609
Tsumura & Co.(a)	19,300	608,272

Total Pharmaceuticals		45,764,854
Private Equity – 0.0%
Jafco Co., Ltd.	6,100	118,942
Real Estate – 1.9%
Arnest One Corp.	25,600	396,175
Daito Trust Construction Co., Ltd.(a)	27,103	2,734,686
Goldcrest Co., Ltd.	13,130	203,869
Heiwa Real Estate Co., Ltd.	20,500	236,883
Mitsubishi Estate Co., Ltd.	105,018	2,016,669
Mitsui Fudosan Co., Ltd.	104,387	2,097,132
Nomura Real Estate Holdings, Inc.	26,905	474,469
Sumitomo Realty & Development Co., Ltd.(a)	42,012	1,118,880

See Notes to Financial Statements.

56	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2012

Investments	Shares	Value

Tokyu Land Corp.	70,416	$378,327
Tokyu Livable, Inc.(a)	25,100	333,269
Touei Housing Corp.	21,200	226,715

Total Real Estate		10,217,074
Retail – 4.2%
ABC-Mart, Inc.	6,600	292,674
Aeon Co., Ltd.	143,725	1,631,223
AOKI Holdings, Inc.	12,400	269,357
Arcs Co., Ltd.	7,800	181,265
ASKUL Corp.(a)	7,400	121,273
Chiyoda Co., Ltd.	12,613	347,587
Citizen Holdings Co., Ltd.	63,600	324,540
DCM Holdings Co., Ltd.	37,446	250,282
Don Quijote Co., Ltd.	4,000	154,499
Doutor Nichires Holdings Co., Ltd.	23,300	293,796
EDION Corp.(a)	39,189	173,782
FamilyMart Co., Ltd.	15,897	784,633
Fast Retailing Co., Ltd.	10,236	2,387,961
Gulliver International Co., Ltd.(a)	3,070	88,075
H2O Retailing Corp.(a)	36,000	412,751
Heiwado Co., Ltd.(a)	24,300	354,817
Isetan Mitsukoshi Holdings Ltd.	40,800	426,879
J Front Retailing Co., Ltd.	78,000	439,126
Joshin Denki Co., Ltd.	12,000	142,211
Kappa Create Co., Ltd.	9,500	217,719
Komeri Co., Ltd.	5,300	135,429
K’s Holdings Corp.	10,900	272,920
Lawson, Inc.	23,900	1,843,188
Marui Group Co., Ltd.	55,632	395,431
Matsumotokiyoshi Holdings Co., Ltd.(a)	7,800	193,195
MOS Food Service, Inc.	6,500	128,997
Nitori Holdings Co., Ltd.	2,400	223,650
Parco Co., Ltd.(a)	4,600	49,429
Plenus Co., Ltd.	20,923	364,404
Point, Inc.	9,410	340,478
Royal Holdings Co., Ltd.	10,500	131,857
Ryohin Keikaku Co., Ltd.(a)	4,998	316,711
Saizeriya Co., Ltd.	7,400	111,666
Seven & I Holdings Co., Ltd.	169,236	5,214,122
Shimachu Co., Ltd.	5,700	119,422
Shimamura Co., Ltd.	4,000	467,352
St. Marc Holdings Co., Ltd.	3,600	134,977
Sugi Holdings Co., Ltd.	8,400	295,943
Sundrug Co., Ltd.	5,700	207,632
Takashimaya Co., Ltd.	54,000	372,031
Tsuruha Holdings, Inc.	2,800	210,180
United Arrows Ltd.	7,700	206,455
UNY Co., Ltd.	32,061	250,142
USS Co., Ltd.(a)	8,069	855,646
Xebio Co., Ltd.(a)	6,500	135,598
Yamada Denki Co., Ltd.(a)	14,690	646,700
Zensho Holdings Co., Ltd.(a)	17,200	219,974

Total Retail		23,137,979

Semiconductors – 0.5%
Megachips Corp.	7,900	$175,871
Mimasu Semiconductor Industry Co., Ltd.	21,100	161,369
Rohm Co., Ltd.	22,900	773,537
Shinko Electric Industries Co., Ltd.(a)	33,800	214,183
Tokyo Electron Ltd.	29,400	1,256,491

Total Semiconductors		2,581,451
Shipbuilding – 0.0%
Mitsui Engineering & Shipbuilding Co., Ltd.	171,000	197,815
Sasebo Heavy Industries Co., Ltd.	86,000	77,378

Total Shipbuilding		275,193
Software – 0.9%
Capcom Co., Ltd.(a)	8,500	176,555
IT Holdings Corp.	23,800	310,195
Konami Corp.(a)	24,196	551,408
NEC Mobiling Ltd.	3,282	129,719
Nomura Research Institute Ltd.	62,171	1,285,773
NSD Co., Ltd.	29,100	285,016
Oracle Corp.	24,907	1,288,569
Square Enix Holdings Co., Ltd.(a)	24,000	367,404
Transcosmos, Inc.	6,100	77,857
Zenrin Co., Ltd.	26,800	358,941

Total Software		4,831,437
Storage/Warehousing – 0.1%
Mitsubishi Logistics Corp.	21,000	250,759
Mitsui-Soko Co., Ltd.	52,000	177,789
Sumitomo Warehouse Co., Ltd. (The)	48,000	221,491

Total Storage/Warehousing		650,039
Telecommunications – 10.2%
Hikari Tsushin, Inc.(a)	10,383	551,847
Hitachi Kokusai Electric, Inc.	17,000	112,969
KDDI Corp.	96,089	7,484,567
Nippon Telegraph & Telephone Corp.	412,473	19,722,360
NTT DoCoMo, Inc.	13,976	22,742,437
Softbank Corp.	123,519	5,016,967

Total Telecommunications		55,631,147
Textiles – 0.4%
Kurabo Industries Ltd.	112,000	184,267
Nisshinbo Holdings, Inc.	32,000	211,414
Nitto Boseki Co., Ltd.	59,000	199,447
Seiren Co., Ltd.	31,100	216,661
Teijin Ltd.(a)	111,000	272,506
Toray Industries, Inc.	182,853	1,085,837
Toyobo Co., Ltd.	249,000	297,648

Total Textiles		2,467,780
Toys/Games/Hobbies – 0.5%
Namco Bandai Holdings, Inc.	51,150	869,155
Nintendo Co., Ltd.	11,800	1,500,026
Sanrio Co., Ltd.(a)	10,777	387,446
Tomy Co., Ltd.(a)	26,700	149,287

Total Toys/Games/Hobbies		2,905,914

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	57

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2012

Investments	Shares	Value

Transportation – 2.9%
East Japan Railway Co.	72,149	$4,794,477
Fukuyama Transporting Co., Ltd.(a)	45,000	250,450
Hankyu Hanshin Holdings, Inc.	127,000	688,869
Hitachi Transport System Ltd.(a)	22,400	377,172
Kamigumi Co., Ltd.	23,000	190,977
Keikyu Corp.(a)	50,000	473,008
Keio Corp.(a)	80,000	605,655
Keisei Electric Railway Co., Ltd.	43,000	389,653
Kintetsu Corp.(a)	171,899	676,107
Mitsui O.S.K. Lines Ltd.(a)	220,000	514,653
Nagoya Railroad Co., Ltd.(a)	101,000	276,517
Nippon Express Co., Ltd.	238,149	906,068
Nippon Konpo Unyu Soko Co., Ltd.	18,000	233,907
Nippon Yusen K.K.(a)	285,014	505,552
Nishi-Nippon Railroad Co., Ltd.	64,154	278,715
Odakyu Electric Railway Co., Ltd.(a)	42,008	443,298
Sankyu, Inc.	45,379	172,067
Seino Holdings Corp.	28,000	178,149
Senko Co., Ltd.(a)	46,000	200,437
Sotetsu Holdings, Inc.(a)	113,000	380,540
Tobu Railway Co., Ltd.(a)	88,486	477,688
Tokyu Corp.	147,473	707,036
West Japan Railway Co.	26,029	1,115,768
Yamato Holdings Co., Ltd.	76,775	1,219,716

Total Transportation		16,056,479
TOTAL COMMON STOCKS (Cost: $580,548,067)		540,027,822
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 29.0%
MONEY MARKET FUND – 29.0% United States – 29.0%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(b)
(Cost: $158,910,409)(c)	158,910,409	158,910,409
TOTAL INVESTMENTS IN SECURITIES – 127.6% (Cost: $739,458,476)(d)		698,938,231
Liabilities in Excess of Cash, Foreign Currency and Other Assets — (27.6)%		(151,166,987)

NET ASSETS – 100.0%		$547,771,244

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(c)	At September 30, 2012, the total market value of the Fund’s securities on loan was $150,976,684 and the total market value of the collateral held by the Fund was $158,910,409.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

58	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 98.5%
Australia – 0.8%
ALS Ltd.	7,499	$66,987
Fortescue Metals Group Ltd.(a)	38,713	140,499
Iluka Resources Ltd.	19,299	199,286
Ramsay Health Care Ltd.	4,200	104,909

Total Australia		511,681
Austria – 0.2%
Andritz AG	1,851	104,944
Belgium – 2.5%
Anheuser-Busch InBev NV	17,305	1,473,134
Umicore S.A.	1,863	97,488

Total Belgium		1,570,622
Brazil – 8.2%
Banco Bradesco S.A.	31,897	419,623
BR Malls Participacoes	2,300	31,913
CCR S.A.	33,316	301,335
Companhia de Bebidas das Americas	27,400	868,270
Cia de Saneamento Basico do Estado de Sao Paulo	4,700	192,258
Companhia Energetica de Minas Gerais	15,600	172,240
Cielo S.A.	12,000	299,231
EcoRodovias Infraestrutura e Logistica S.A.	15,000	130,496
Itau Unibanco Holding S.A.	24,598	330,390
Multiplus S.A.	3,099	61,864
Souza Cruz S.A.	30,800	417,488
Tractebel Energia S.A.	17,500	276,025
Ultrapar Participacoes S.A.	6,200	139,384
Vale S.A.	80,500	1,447,873
WEG S.A.	9,400	109,438

Total Brazil		5,197,828
Canada – 3.2%
Barrick Gold Corp.	8,099	338,134
Brookfield Asset Management, Inc. Class A(a)	7,097	244,801
Brookfield Office Properties, Inc.	8,200	136,174
Enbridge, Inc.	10,300	401,972
First Capital Realty, Inc.	4,900	93,573
Intact Financial Corp.	1,499	91,102
Pacific Rubiales Energy Corp.	2,600	62,070
RioCan Real Estate Investment Trust(a)	10,000	281,213
Shaw Communications, Inc. Class B	10,800	220,841
TMX Group Ltd.	1,517	77,519
Yamana Gold, Inc.	4,900	93,523

Total Canada		2,040,922
Chile – 1.5%
Antarchile S.A.	7,600	123,157
Banco de Chile	1,769,831	247,303
Banco de Credito e Inversiones	1,749	110,266
Compania Cervecerias Unidas S.A.	7,728	110,296
Empresas Copec S.A.	13,199	194,465
Latam Airlines Group S.A.	3,400	86,191
Sociedad Matriz Banco de Chile Class B	197,894	67,973

Total Chile		939,651

China – 2.0%
China BlueChemical Ltd. Class H	110,000	$65,121
China CITIC Bank Corp., Ltd. Class H	494,000	234,472
China Merchants Bank Co., Ltd. Class H	75,000	126,334
China National Building Material Co., Ltd. Class H(a)	86,000	95,059
China Petroleum & Chemical Corp. Class H	440,000	410,873
Chongqing Rural Commercial Bank Co., Ltd. Class H	266,000	104,983
PICC Property & Casualty Co., Ltd. Class H	174,000	213,650
Zhuzhou CSR Times Electric Co., Ltd. Class H	10,000	25,744

Total China		1,276,236
Denmark – 1.4%
Novo Nordisk A/S Class B	5,483	867,216
Finland – 0.6%
Kone Oyj Class B	4,019	278,429
Nokian Renkaat Oyj	3,099	126,184

Total Finland		404,613
France – 2.8%
Bureau Veritas S.A.	1,274	130,989
Christian Dior S.A.	2,597	348,804
Essilor International S.A.	1,551	145,402
Dassault Systemes S.A.	824	86,672
Hermes International	576	154,874
LVMH Moet Hennessy Louis Vuitton S.A.	6,076	914,562

Total France		1,781,303
Germany – 4.9%
Adidas AG	1,799	147,752
Bayerische Motoren Werke AG	11,931	873,525
Brenntag AG	867	111,093
Continental AG	2,250	220,570
GEA Group AG	2,900	87,843
SAP AG	15,203	1,077,878
Volkswagen AG	3,724	623,778

Total Germany		3,142,439
Hong Kong – 13.7%
Beijing Enterprises Holdings Ltd.(a)	11,500	76,684
China Merchants Holdings International Co., Ltd.	72,000	221,946
China Mobile Ltd.	428,000	4,744,668
China Overseas Land & Investment Ltd.	76,000	193,302
CLP Holdings Ltd.	49,500	420,733
CNOOC Ltd.	818,000	1,677,516
Guangdong Investment Ltd.	114,000	90,133
Henderson Land Development Co., Ltd.	34,000	244,697
Lenovo Group Ltd.(a)	78,000	64,587
SJM Holdings Ltd.	108,000	234,854
Sun Hung Kai Properties Ltd.	51,000	747,248

Total Hong Kong		8,716,368
Indonesia – 3.8%
Astra International Tbk PT	679,631	525,525
Bank Central Asia Tbk PT	208,000	171,703
Bank Mandiri Persero Tbk PT	397,001	340,168
Bank Rakyat Indonesia Persero Tbk PT	251,489	195,778

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

September 30, 2012

Investments	Shares	Value

Bukit Asam Persero Tbk	58,500	$99,028
Gudang Garam Tbk PT	17,000	82,513
Indo Tambangraya Megah Tbk PT	64,500	284,083
Indofood Sukses Makmur Tbk PT	196,500	116,011
Semen Gresik Persero Tbk PT	84,000	126,834
Unilever Indonesia Tbk PT	110,500	300,786
United Tractors Tbk PT	69,900	151,194

Total Indonesia		2,393,623
Italy – 0.5%
Fiat Industrial SpA	14,098	137,932
Luxottica Group SpA	4,200	148,753

Total Italy		286,685
Japan – 3.4%
Electric Power Development Co., Ltd.	3,000	79,203
FANUC Corp.	2,400	388,072
Fast Retailing Co., Ltd.	900	209,962
Hitachi Ltd.(a)	42,000	234,293
JGC Corp.	4,000	133,933
Lawson, Inc.	2,100	161,954
Resona Holdings, Inc.	48,000	197,429
Softbank Corp.	9,300	377,738
Sumitomo Mitsui Trust Holdings, Inc.	78,000	232,596
TonenGeneral Sekiyu K.K.	15,000	130,527

Total Japan		2,145,707
Malaysia – 4.5%
AMMB Holdings Bhd	48,000	99,879
DiGi.Com Bhd	210,900	364,323
Genting Bhd	80,000	91,608
Hong Leong Bank Bhd	19,000	83,298
Hong Leong Financial Group Bhd	17,000	65,964
IOI Corp. Bhd	109,000	177,595
Kuala Lumpur Kepong Bhd	22,000	158,783
Malayan Banking Bhd	283,900	836,885
Petronas Dagangan Bhd	27,500	202,437
Petronas Gas Bhd	24,000	149,190
Public Bank Bhd	54,000	254,055
Sime Darby Bhd	98,000	314,216
YTL Power International Bhd	72,426	40,757

Total Malaysia		2,838,990
Mexico – 3.5%
Alfa S.A.B de C.V. Class A	50,000	92,399
Coca-Cola Femsa S.A.B de C.V. Series L	17,200	222,778
Fomento Economico Mexicano S.A.B de C.V.	27,200	250,818
Grupo Financiero Inbursa S.A.B de C.V. Class O	37,700	105,618
Grupo Mexico S.A.B de C.V. Series B	204,374	675,246
Grupo Modelo S.A.B de C.V. Series C	73,100	659,690
Industrias Penoles S.A.B de C.V.	4,685	231,050

Total Mexico		2,237,599
Netherlands – 0.2%
ASML Holding N.V.	2,799	149,762
Norway – 3.1%
Statoil ASA	76,724	1,982,162

Philippines – 1.6%
Aboitiz Equity Ventures, Inc.	130,100	$152,353
Bank of The Philippine Islands	64,600	123,579
Globe Telecom, Inc.	4,250	117,877
Philippine Long Distance Telephone Co.	6,375	425,458
SM Investments Corp.	7,600	132,998
SM Prime Holdings, Inc.	235,700	80,233

Total Philippines		1,032,498
Poland – 0.8%
KGHM Polska Miedz S.A.	10,212	486,126
Portugal – 0.2%
Jeronimo Martins, SGPS, S.A.	6,499	108,567
Russia – 1.4%
Gazprom Neft JSC ADR(a)	26,191	643,513
Uralkali OJSC Reg S GDR	6,623	273,993

Total Russia		917,506
Singapore – 0.5%
Jardine Cycle & Carriage Ltd.	7,390	289,768
South Africa – 5.2%
AngloGold Ashanti Ltd.	2,900	102,776
Bidvest Group Ltd.	4,799	119,813
Exxaro Resources Ltd.	7,200	140,437
FirstRand Ltd.	89,391	302,154
Foschini Group Ltd. (The)	4,600	70,529
Imperial Holdings Ltd.	3,700	84,084
Kumba Iron Ore Ltd.(a)	14,195	865,206
Naspers Ltd. Class N	1,400	87,377
Sasol Ltd.	13,499	609,072
Shoprite Holdings Ltd.	5,000	102,010
Tiger Brands Ltd.	3,200	105,923
Truworths International Ltd.	7,399	84,292
Vodacom Group Ltd.	41,869	518,088
Woolworths Holdings Ltd.	14,699	108,294

Total South Africa		3,300,055
South Korea – 2.1%
Hyundai Mobis	398	111,190
KB Financial Group, Inc.	4,000	142,880
Kia Motors Corp.	2,033	126,954
KT&G Corp.	3,099	236,170
OCI Co., Ltd.	133	21,540
Samsung Engineering Co., Ltd.	389	67,200
Samsung Fire & Marine Insurance Co., Ltd.	600	129,024
Samsung Life Insurance Co., Ltd.	2,323	200,860
SK Holdings Co., Ltd.	364	50,927
SK Innovation Co., Ltd.	1,024	155,246
Woori Finance Holdings Co., Ltd.	9,500	94,023

Total South Korea		1,336,005
Spain – 2.3%
Amadeus IT Holding S.A. Class A	6,699	156,249
CaixaBank	107,355	404,116
Inditex S.A.	7,370	916,198

Total Spain		1,476,563

See Notes to Financial Statements.

60	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Growth Fund (DNL)

September 30, 2012

Investments	Shares	Value

Sweden – 0.2%
Assa Abloy AB Class B	4,700	$152,829
Switzerland – 5.7%
Nestle SA	57,854	3,650,502
Taiwan – 1.3%
Catcher Technology Co., Ltd.	11,000	51,785
Cheng Shin Rubber Industry Co., Ltd.	43,776	114,990
Far EasTone Telecommunications Co., Ltd.	76,000	187,968
HTC Corp.	45,550	441,305

Total Taiwan		796,048
Thailand – 3.6%
Advanced Info Service PCL	74,393	517,222
Bangkok Bank PCL NVDR	32,900	207,362
Banpu PCL	4,100	52,216
Charoen Pokphand Foods PCL	185,920	202,350
CP ALL PCL	136,956	157,958
Indorama Ventures PCL	95,627	89,320
Kasikombank PCL NVDR	29,700	176,096
Shin Corp. PCL	155,600	346,283
Siam Cement PCL NVDR	24,975	283,180
Siam Commercial Bank PCL	44,700	244,703

Total Thailand		2,276,690
Turkey – 1.3%
BIM Birlesik Magazalar A.S.	2,401	100,287
KOC Holding A.S.	39,831	159,271
Tupras Turkiye Petrol Rafinerileri A.S.	13,479	307,774
Turkiye Halk Bankasi A.S.	10,899	84,978
Turkiye is Bankasi Class C	60,693	190,637

Total Turkey		842,947
United Kingdom – 11.5%
Aberdeen Asset Management PLC	23,598	118,548
Aggreko PLC	2,184	81,573
BHP Billiton PLC	46,409	1,442,619
British Sky Broadcasting Group PLC	32,638	391,853
Burberry Group PLC	4,142	66,952
Drax Group PLC	8,499	69,582
Fresnillo PLC	18,180	543,986
InterContinental Hotels Group PLC	3,700	96,791
Intertek Group PLC	1,799	79,598
John Wood Group PLC	3,339	43,323
London Stock Exchange Group PLC	5,675	86,416
Next PLC	3,818	212,703
Royal Dutch Shell PLC Class B	78,490	2,785,868
SABMiller PLC	21,573	947,541
Tate & Lyle PLC	10,608	113,999
United Utilities Group PLC	16,594	191,859

Total United Kingdom		7,273,211
TOTAL COMMON STOCKS (Cost: $59,713,007)		62,527,666

EXCHANGE-TRADED FUNDS – 1.3%
United States – 1.3%
Ipath MSCI India Index ETN*(a)	12,569	$737,926
WisdomTree DEFA Fund(b)	908	39,471
WisdomTree Emerging Markets Equity Income Fund(a)(b)	497	26,674

TOTAL EXCHANGE-TRADED FUNDS (Cost: $730,241)		804,071
RIGHTS – 0.0%
Malaysia – 0.0%
YTL Corp. Bhd Class R, expiring 10/31/12* (Cost: $0)	4,828	450
TOTAL LONG-TERM INVESTMENTS (Cost: $60,443,248)		63,332,187
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.7%
MONEY MARKET FUND – 3.7%
United States – 3.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $2,387,303)(d)	2,387,303	2,387,303
TOTAL INVESTMENTS IN SECURITIES – 103.5% (Cost: $62,830,551)(a)		65,719,490
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.5)%		(2,241,531)

NET ASSETS – 100.0%		$63,477,959

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $2,272,759 and the total market value of the collateral held by the Fund was $2,387,303.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	61

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 98.9%
Japan – 98.9%
Advertising – 0.6%
Asatsu-DK, Inc.	9,639	$247,542
Moshi Moshi Hotline, Inc.	48,550	712,649

Total Advertising		960,191
Agriculture – 0.4%
Hokuto Corp.	18,291	388,390
Sakata Seed Corp.	18,400	247,146

Total Agriculture		635,536
Apparel – 2.1%
Atsugi Co., Ltd.	212,189	245,463
Gunze Ltd.	167,503	432,752
Japan Wool Textile Co., Ltd. (The)(a)	52,402	393,352
Nagaileben Co., Ltd.	21,600	342,046
Onward Holdings Co., Ltd.	112,670	900,781
Sanyo Shokai Ltd.	94,260	295,623
Wacoal Holdings Corp.	59,000	712,853

Total Apparel		3,322,870
Auto Manufacturers – 0.5%
Nissan Shatai Co., Ltd.(a)	35,923	403,557
Shinmaywa Industries Ltd.	66,801	342,591

Total Auto Manufacturers		746,148
Auto Parts & Equipment – 3.8%
Akebono Brake Industry Co., Ltd.(a)	76,700	342,094
Calsonic Kansei Corp.(a)	78,000	301,774
Exedy Corp.(a)	26,244	519,820
FCC Co., Ltd.(a)	22,860	368,757
Keihin Corp.(a)	29,421	349,044
KYB Co., Ltd.(a)	98,000	350,180
Musashi Seimitsu Industry Co., Ltd.(a)	15,182	280,613
Nifco, Inc.(a)	21,786	504,886
Nippon Seiki Co., Ltd.	22,000	220,566
Nissin Kogyo Co., Ltd.(a)	29,200	383,578
Pacific Industrial Co., Ltd.	34,000	190,540
Press Kogyo Co., Ltd.	47,000	188,483
Riken Corp.	76,687	282,894
Sanden Corp.(a)	73,963	223,410
Sanoh Industrial Co., Ltd.	23,297	152,419
T RAD Co., Ltd.	69,000	152,545
Tokai Rika Co., Ltd.	36,300	511,839
Toyo Tire & Rubber Co., Ltd.	109,682	276,320
TS Tech Co., Ltd.	18,124	292,127
Unipres Corp.	8,003	177,856

Total Auto Parts & Equipment		6,069,745
Banks – 9.7%
77 Bank Ltd. (The)	149,000	620,514
Akita Bank Ltd. (The)	130,892	392,003
Aomori Bank Ltd. (The)	109,102	344,975
Awa Bank Ltd. (The)(a)	47,378	306,922
Bank of Nagoya Ltd. (The)	129,000	454,319
Bank of Saga Ltd. (The)	138,083	337,221

Bank of the Ryukyus Ltd.	27,400	$358,172
Chukyo Bank Ltd. (The)	109,000	238,175
Daisan Bank Ltd. (The)	146,602	269,461
Daishi Bank Ltd. (The)	176,552	578,673
Ehime Bank Ltd. (The)	109,144	291,799
Eighteenth Bank Ltd. (The)	126,000	335,244
Fukui Bank Ltd. (The)	180,667	448,184
Higashi-Nippon Bank Ltd. (The)	183,000	402,224
Higo Bank Ltd. (The)	65,000	396,851
Hokkoku Bank Ltd. (The)	118,621	452,833
Hokuetsu Bank Ltd. (The)	214,003	437,358
Hyakugo Bank Ltd. (The)	109,000	491,761
Hyakujushi Bank Ltd. (The)(a)	131,000	528,715
Juroku Bank Ltd. (The)	169,000	586,504
Kagoshima Bank Ltd. (The)	41,000	271,401
Keiyo Bank Ltd. (The)	133,396	613,827
Kiyo Holdings, Inc.	322,593	468,548
Michinoku Bank Ltd. (The)(a)	117,000	237,609
Mie Bank Ltd. (The)	141,691	325,999
Miyazaki Bank Ltd. (The)	121,000	332,828
Musashino Bank Ltd. (The)	18,178	561,228
Ogaki Kyoritsu Bank Ltd. (The)	165,423	599,605
Oita Bank Ltd. (The)	78,000	256,658
San-In Godo Bank Ltd. (The)	54,000	394,936
Senshu Ikeda Holdings, Inc.	119,080	720,908
Shiga Bank Ltd. (The)(a)	55,923	352,933
Shikoku Bank Ltd. (The)(a)	128,000	333,985
Tochigi Bank Ltd. (The)	88,679	328,272
Toho Bank Ltd. (The)	152,000	523,599
TOMONY Holdings, Inc.	78,166	350,642
Yamanashi Chuo Bank Ltd. (The)	75,066	320,333

Total Banks		15,265,219
Beverages – 1.6%
Coca-Cola Central Japan Co., Ltd.	25,923	335,866
Ito En Ltd.	40,184	805,230
Mikuni Coca-Cola Bottling Co., Ltd.	40,154	353,025
Sapporo Holdings Ltd.	184,000	515,578
Takara Holdings, Inc.	69,000	511,735

Total Beverages		2,521,434
Building Materials – 1.7%
Asahi Organic Chemicals Industry Co., Ltd.	97,000	234,396
Central Glass Co., Ltd.	74,933	223,451
Daiken Corp.	107,901	262,124
Fujitec Co., Ltd.	36,632	216,119
Nichias Corp.(a)	67,827	363,546
Sanwa Holdings Corp.(a)	126,807	500,382
Sumitomo Osaka Cement Co., Ltd.	122,404	437,382
Takara Standard Co., Ltd.	53,063	421,503

Total Building Materials		2,658,903
Chemicals – 8.6%
ADEKA Corp.(a)	58,935	446,179
Aica Kogyo Co., Ltd.	33,271	570,910

See Notes to Financial Statements.

62	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2012

Investments	Shares	Value

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	67,618	$301,587
Denki Kagaku Kogyo K.K.	298,000	926,941
DIC Corp.	424,000	692,134
Earth Chemical Co., Ltd.	10,200	385,450
Fujimi, Inc.	16,800	248,761
Kureha Corp.(a)	103,648	414,325
Lintec Corp.	37,200	679,928
Nihon Nohyaku Co., Ltd.	37,000	179,769
Nihon Parkerizing Co., Ltd.(a)	25,000	381,748
Nippon Kayaku Co., Ltd.	86,931	936,352
Nippon Soda Co., Ltd.	60,091	260,291
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	51,000	333,663
Nissan Chemical Industries Ltd.	98,800	1,108,643
NOF Corp.	82,000	396,298
Sakata INX Corp.	53,000	254,781
Sanyo Chemical Industries Ltd.	70,208	363,674
Sekisui Jushi Corp.	29,000	303,792
Stella Chemifa Corp.(a)	10,900	207,632
Sumitomo Bakelite Co., Ltd.(a)	139,010	485,999
Taiyo Holdings Co., Ltd.	19,400	541,604
Takasago International Corp.	36,000	186,941
Toagosei Co., Ltd.	143,000	540,386
Tokai Carbon Co., Ltd.	95,974	293,596
Tokuyama Corp.(a)	205,000	421,594
Tosoh Corp.(a)	435,000	827,506
Toyo Ink SC Holdings Co., Ltd.	226,920	816,679

Total Chemicals		13,507,163
Commercial Services – 2.2%
Aeon Delight Co., Ltd.	19,900	440,204
Kanamoto Co., Ltd.	27,228	318,127
Kyodo Printing Co., Ltd.	106,000	247,969
Kyoritsu Maintenance Co., Ltd.	10,925	242,372
Meiko Network Japan Co., Ltd.(a)	23,500	244,968
Meitec Corp.	21,400	489,064
Nichii Gakkan Co.(a)	25,600	247,116
Sohgo Security Services Co., Ltd.	38,258	538,464
Toppan Forms Co., Ltd.	65,500	635,636

Total Commercial Services		3,403,920
Computers – 2.3%
CAC Corp.	34,200	296,283
DTS Corp.	18,563	254,108
Ines Corp.	41,800	257,892
Melco Holdings, Inc.(a)	11,562	225,593
NEC Fielding Ltd.	45,016	551,996
NEC Networks & System Integration Corp.	25,468	428,176
NET One Systems Co., Ltd.(a)	30,687	387,729
NS Solutions Corp.(a)	28,790	610,955
SCSK Corp.(a)	39,151	691,433

Total Computers		3,704,165
Cosmetics/Personal Care – 1.9%
Fancl Corp.(a)	40,207	474,939
Kose Corp.	22,504	526,154

Lion Corp.	109,629	$641,146
Mandom Corp.	13,460	353,974
Pigeon Corp.	9,800	449,691
Pola Orbis Holdings, Inc.	18,118	572,883

Total Cosmetics/Personal Care		3,018,787
Distribution/Wholesale – 3.6%
Ai Holdings Corp.	57,954	376,924
Daiwabo Holdings Co., Ltd.	125,392	236,923
Doshisha Co., Ltd.(a)	10,400	303,044
Hakuto Co., Ltd.	29,183	268,574
Inabata & Co., Ltd.	43,541	283,184
Itochu Enex Co., Ltd.	78,881	422,794
Iwatani Corp.	83,166	303,588
Japan Pulp & Paper Co., Ltd.	110,000	371,851
Kanematsu Electronics Ltd.	30,263	339,195
Nagase & Co., Ltd.	52,604	588,245
Paltac Corp.	30,650	443,204
Ryoden Trading Co., Ltd.	36,079	213,784
San-Ai Oil Co., Ltd.	68,506	314,353
Sankyo Seiko Co., Ltd.	76,700	258,296
Sinanen Co., Ltd.	67,771	307,496
Tomen Electronics Corp.	15,121	187,360
Yamazen Corp.(a)	36,306	232,862
Yuasa Trading Co., Ltd.	174,000	304,165

Total Distribution/Wholesale		5,755,842
Diversified Financial Services – 0.7%
Ichiyoshi Securities Co., Ltd.	58,816	294,080
Okasan Securities Group, Inc.	82,000	307,763
Tokai Tokyo Financial Holdings, Inc.(a)	171,106	574,019

Total Diversified Financial Services		1,175,862
Electrical Components & Equipment – 2.1%
Casio Computer Co., Ltd.(a)	165,600	1,177,080
Fujikura Ltd.(a)	143,000	430,103
Nidec Corp.	5,712	419,222
Nissin Electric Co., Ltd.	43,000	255,900
Tatsuta Electric Wire and Cable Co., Ltd.(a)	33,060	297,030
Ushio, Inc.	54,800	660,699

Total Electrical Components & Equipment		3,240,034
Electronics – 4.2%
Alps Electric Co., Ltd.	101,100	524,992
Anritsu Corp.(a)	37,000	481,285
Azbil Corp.	49,900	1,006,338
Cosel Co., Ltd.	24,300	326,082
Eizo Nanao Corp.	13,808	246,876
Horiba Ltd.	11,300	333,481
Idec Corp.	35,993	313,667
Inaba Denki Sangyo Co., Ltd.	17,394	500,357
Japan Aviation Electronics Industry Ltd.	35,000	295,116
Koa Corp.	27,700	236,411
Kuroda Electric Co., Ltd.	25,702	314,172
Minebea Co., Ltd.(a)	137,000	463,123
Nichicon Corp.(a)	30,474	216,217

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2012

Investments	Shares	Value

Nohmi Bosai Ltd.	45,952	$300,637
Ryosan Co., Ltd.	14,000	252,108
Shinko Shoji Co., Ltd.	25,038	225,921
Star Micronics Co., Ltd.	32,934	317,487
Toyo Corp.(a)	25,600	279,692

Total Electronics		6,633,962
Engineering & Construction – 4.6%
COMSYS Holdings Corp.	56,307	788,153
Hibiya Engineering Ltd.	26,300	343,455
Kandenko Co., Ltd.(a)	109,138	523,245
Kyowa Exeo Corp.	47,966	568,440
Kyudenko Corp.	36,000	178,149
Maeda Corp.	82,609	394,994
Maeda Road Construction Co., Ltd.	35,694	467,509
Nippo Corp.	35,358	411,298
Nippon Road Co., Ltd. (The)(a)	45,596	162,341
Nishimatsu Construction Co., Ltd.	171,037	263,810
Okumura Corp.	146,096	482,605
Sanki Engineering Co., Ltd.	59,718	280,168
Shinko Plantech Co., Ltd.	40,108	328,391
Taihei Kogyo Co., Ltd.	36,047	138,999
Taikisha Ltd.	11,865	249,806
Takasago Thermal Engineering Co., Ltd.	53,572	435,186
Toda Corp.	161,072	486,529
Toshiba Plant Systems & Services Corp.	33,000	441,131
Toyo Engineering Corp.	59,223	266,427

Total Engineering & Construction		7,210,636
Entertainment – 0.9%
Avex Group Holdings, Inc.	32,167	664,013
Shochiku Co., Ltd.(a)	28,000	279,640
Toei Co., Ltd.	45,405	256,206
Tokyotokeiba Co., Ltd.	181,475	265,914

Total Entertainment		1,465,773
Environmental Control – 0.6%
Asahi Holdings, Inc.	24,900	419,907
Daiseki Co., Ltd.	14,700	229,192
Hitachi Zosen Corp.	310,675	359,393

Total Environmental Control		1,008,492
Food – 4.8%
Ariake Japan Co., Ltd.(a)	18,128	407,997
Ezaki Glico Co., Ltd.(a)	36,865	457,733
Fuji Oil Co., Ltd.	28,000	391,928
House Foods Corp.(a)	33,000	560,321
Izumiya Co., Ltd.	35,872	183,049
J-Oil Mills, Inc.(a)	108,981	303,970
Kasumi Co., Ltd.	32,779	218,667
Kato Sangyo Co., Ltd.	19,616	377,696
Marudai Food Co., Ltd.	88,000	326,890
Maruha Nichiro Holdings, Inc.	210,327	340,632
Mitsui Sugar Co., Ltd.	85,879	286,999
Morinaga & Co., Ltd.	155,439	359,628
Morinaga Milk Industry Co., Ltd.	102,411	350,146
Nichirei Corp.	135,096	741,465

Nippon Flour Mills Co., Ltd.	78,766	$352,321
Nippon Suisan Kaisha Ltd.(a)	230,151	496,984
Nisshin Oillio Group Ltd. (The)	100,477	395,192
Prima Meat Packers Ltd.	109,000	200,347
Showa Sangyo Co., Ltd.	90,000	308,869
Yokohama Reito Co., Ltd.(a)	43,262	318,626
Yonekyu Corp.	18,000	155,707

Total Food		7,535,167
Forest Products & Paper – 0.7%
Chuetsu Pulp & Paper Co., Ltd.	137,000	241,247
Daio Paper Corp.(a)	49,597	309,184
Hokuetsu Kishu Paper Co., Ltd.(a)	107,632	535,393

Total Forest Products & Paper		1,085,824
Gas – 0.4%
Saibu Gas Co., Ltd.	185,362	528,925
Shizuoka Gas Co., Ltd.	24,892	183,011

Total Gas		711,936
Hand/Machine Tools – 1.3%
Asahi Diamond Industrial Co., Ltd.(a)	35,500	400,630
Fuji Electric Co., Ltd.(a)	255,000	521,144
Hitachi Koki Co., Ltd.	68,027	520,258
Meidensha Corp.(a)	71,000	246,401
OSG Corp.	31,600	440,288

Total Hand/Machine Tools		2,128,721
Healthcare-Products – 1.1%
Hogy Medical Co., Ltd.	6,200	333,907
Nihon Kohden Corp.	17,579	612,102
Nipro Corp.(a)	119,796	771,437

Total Healthcare-Products		1,717,446
Healthcare-Services – 0.3%
Ain Pharmaciez, Inc.	3,171	227,024
CMIC Holdings Co., Ltd.	11,381	188,562

Total Healthcare-Services		415,586
Home Builders – 0.8%
Mitsui Home Co., Ltd.	65,910	344,799
PanaHome Corp.	95,177	556,627
Token Corp.	9,107	387,457

Total Home Builders		1,288,883
Home Furnishings – 0.7%
Alpine Electronics, Inc.	31,100	290,613
Canon Electronics, Inc.	25,800	570,054
TOA Corp.(a)	34,000	252,160

Total Home Furnishings		1,112,827
Household Products/Wares – 0.3%
Kokuyo Co., Ltd.	65,803	536,235
Housewares – 0.2%
Noritake Co., Ltd.	129,099	325,237
Internet – 1.5%
eAccess Ltd.(a)	3,529	683,573
GMO Internet, Inc.	84,521	575,786
Macromill, Inc.	16,349	206,569

See Notes to Financial Statements.

64	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2012

Investments	Shares	Value

SBI Holdings, Inc.(a)	81,322	$525,771
Start Today Co., Ltd.(a)	27,465	395,383

Total Internet		2,387,082
Iron/Steel – 1.5%
Aichi Steel Corp.	122,314	503,091
Kyoei Steel Ltd.(a)	13,614	241,307
Mitsubishi Steel Manufacturing Co., Ltd.	97,000	177,044
Nisshin Steel Co., Ltd.	317,000	342,262
Sanyo Special Steel Co., Ltd.(a)	97,000	301,722
Topy Industries Ltd.	91,000	183,638
Toyo Kohan Co., Ltd.	79,000	231,517
Yodogawa Steel Works Ltd.(a)	108,993	368,447

Total Iron/Steel		2,349,028
Leisure Time – 1.2%
Dunlop Sports Co., Ltd.	26,785	343,936
HIS Co., Ltd.	9,114	287,360
Mizuno Corp.	86,616	435,307
Round One Corp.(a)	82,495	398,691
Yamaha Corp.(a)	49,800	463,434

Total Leisure Time		1,928,728
Lodging – 0.4%
Resorttrust, Inc.	30,860	577,534
Machinery-Construction & Mining – 0.4%
Aichi Corp.	54,115	235,797
Modec, Inc.	18,088	357,110

Total Machinery-Construction & Mining		592,907
Machinery-Diversified – 2.6%
Aida Engineering Ltd.	43,500	289,627
CKD Corp.	32,800	187,188
Daifuku Co., Ltd.	54,062	271,700
Ebara Corp.	120,000	504,370
Komori Corp.(a)	48,329	249,721
Makino Milling Machine Co., Ltd.(a)	36,000	162,879
Max Co., Ltd.	35,680	421,006
Miura Co., Ltd.	13,224	321,251
Nippon Sharyo Ltd.(a)	71,000	250,051
Nippon Thompson Co., Ltd.(a)	59,000	200,206
OKUMA Corp.(a)	45,000	266,645
Organo Corp.	36,000	222,108
Toshiba Machine Co., Ltd.(a)	52,806	204,980
Tsubakimoto Chain Co.(a)	53,228	309,242
Tsugami Corp.(a)	32,000	197,429

Total Machinery-Diversified		4,058,403
Media – 0.2%
Kadokawa Group Holdings, Inc.(a)	9,500	281,947
Metal Fabricate/Hardware – 1.8%
Furukawa-Sky Aluminum Corp.(a)	111,000	288,201
Hanwa Co., Ltd.	144,114	501,991
Kitz Corp.	61,876	266,433
Nachi-Fujikoshi Corp.	64,000	185,913
Nippon Steel Trading Co., Ltd.	95,000	235,668

NTN Corp.(a)	329,000	$663,920
Oiles Corp.	12,693	265,117
Ryobi Ltd.(a)	96,000	207,301
Toho Zinc Co., Ltd.(a)	77,967	274,588

Total Metal Fabricate/Hardware		2,889,132
Mining – 0.7%
Mitsui Mining & Smelting Co., Ltd.(a)	182,000	388,329
Nippon Coke & Engineering Co., Ltd.	201,500	256,407
Nippon Light Metal Co., Ltd.	214,000	209,049
OSAKA Titanium Technologies Co.(a)	10,900	227,387

Total Mining		1,081,172
Miscellaneous Manufacturing – 1.9%
Amano Corp.	51,917	448,435
Bando Chemical Industries Ltd.	44,082	154,684
Mitsuboshi Belting Co., Ltd.	51,525	301,997
Morita Holdings Corp.	22,700	173,605
Nikkiso Co., Ltd.	31,000	383,316
Nippon Valqua Industries Ltd.	104,042	287,520
Okamoto Industries, Inc.	62,000	262,185
Shin-Etsu Polymer Co., Ltd.(a)	52,974	203,589
Tamron Co., Ltd.	12,166	373,737
Tokai Rubber Industries Ltd.	36,100	346,152

Total Miscellaneous Manufacturing		2,935,220
Office Furnishings – 0.2%
Okamura Corp.	35,676	276,053
Office/Business Equipment – 0.7%
Riso Kagaku Corp.	12,879	227,121
Sato Holdings Corp.	19,564	295,472
Toshiba TEC Corp.	134,070	596,249

Total Office/Business Equipment		1,118,842
Oil & Gas – 0.3%
TOKAI Holdings Corp.	95,646	421,678
Packaging & Containers – 0.2%
Fuji Seal International, Inc.	16,300	338,780
Pharmaceuticals – 4.1%
Kaken Pharmaceutical Co., Ltd.(a)	60,261	903,140
KYORIN Holdings, Inc.	36,963	912,673
Mochida Pharmaceutical Co., Ltd.(a)	42,055	522,174
Nichi-iko Pharmaceutical Co., Ltd.(a)	13,600	321,296
Nippon Shinyaku Co., Ltd.	28,000	357,738
Sawai Pharmaceutical Co., Ltd.(a)	3,612	421,090
Seikagaku Corp.	31,255	362,365
Ship Healthcare Holdings, Inc.	14,380	460,604
Toho Holdings Co., Ltd.	17,800	365,609
Towa Pharmaceutical Co., Ltd.(a)	4,900	328,766
Tsumura & Co.(a)	35,800	1,128,298
ZERIA Pharmaceutical Co., Ltd.(a)	18,000	328,766

Total Pharmaceuticals		6,412,519
Private Equity – 0.3%
Jafco Co., Ltd.	25,400	495,267

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2012

Investments	Shares	Value

Real Estate – 2.4%
Airport Facilities Co., Ltd.	60,000	$276,092
Arnest One Corp.	52,100	806,278
Daikyo, Inc.	112,000	283,599
Goldcrest Co., Ltd.	26,804	416,185
Heiwa Real Estate Co., Ltd.	27,100	313,148
Relo Holdings, Inc.	10,266	361,817
Tokyo Tatemono Co., Ltd.*	145,000	568,445
Tokyu Livable, Inc.(a)	26,961	357,978
Touei Housing Corp.	30,500	326,170

Total Real Estate		3,709,712
Retail – 8.4%
Alpen Co., Ltd.	15,221	287,203
AOKI Holdings, Inc.	19,684	427,583
Arcs Co., Ltd.	22,494	522,740
ASKUL Corp.(a)	21,965	359,966
Belluna Co., Ltd.	31,374	255,267
Cawachi Ltd.	11,100	231,987
Chiyoda Co., Ltd.	25,591	705,233
DCM Holdings Co., Ltd.	82,745	553,051
Doutor Nichires Holdings Co., Ltd.	25,553	322,204
EDION Corp.(a)	99,977	443,343
Fuji Co., Ltd.(a)	7,200	162,972
Gulliver International Co., Ltd.(a)	9,640	276,561
Heiwado Co., Ltd.(a)	25,892	378,063
Honeys Co., Ltd.(a)	10,040	154,988
Ichibanya Co., Ltd.	8,090	257,674
Izumi Co., Ltd.	20,300	439,399
Keiyo Co., Ltd.(a)	39,620	229,674
Komeri Co., Ltd.	15,737	402,123
K’s Holdings Corp.(a)	31,100	778,699
Matsumotokiyoshi Holdings Co., Ltd.(a)	18,300	453,266
Parco Co., Ltd.(a)	39,527	424,737
Plenus Co., Ltd.	29,868	520,195
Point, Inc.	17,680	639,707
Ryohin Keikaku Co., Ltd.(a)	12,282	778,281
Senshukai Co., Ltd.(a)	32,900	217,783
Shimachu Co., Ltd.	18,164	380,557
St. Marc Holdings Co., Ltd.	7,048	264,255
Tsuruha Holdings, Inc.	9,167	688,114
United Arrows Ltd.	13,329	357,382
Valor Co., Ltd.	19,291	321,351
WATAMI Co., Ltd.(a)	10,829	246,506
Xebio Co., Ltd.	14,289	298,085
Zensho Holdings Co., Ltd.(a)	32,119	410,776

Total Retail		13,189,725
Semiconductors – 0.5%
Mimasu Semiconductor Industry Co., Ltd.	32,800	250,848
Shinko Electric Industries Co., Ltd.(a)	75,700	479,693

Total Semiconductors		730,541

Shipbuilding – 0.5%
Mitsui Engineering & Shipbuilding Co., Ltd.	503,000	$581,876
Sasebo Heavy Industries Co., Ltd.	218,063	196,201

Total Shipbuilding		778,077
Software – 1.7%
Capcom Co., Ltd.(a)	28,513	592,249
IT Holdings Corp.	32,400	422,283
NEC Mobiling Ltd.	10,961	433,227
NSD Co., Ltd.	46,600	456,416
Transcosmos, Inc.	30,500	389,287
Zenrin Co., Ltd.	33,102	443,346

Total Software		2,736,808
Storage/Warehousing – 0.8%
Mitsubishi Logistics Corp.(a)	39,000	465,694
Mitsui-Soko Co., Ltd.(a)	83,746	286,330
Sumitomo Warehouse Co., Ltd. (The)	104,417	481,821

Total Storage/Warehousing		1,233,845
Telecommunications – 0.1%
Hitachi Kokusai Electric, Inc.	36,000	239,229
Textiles – 1.2%
Kurabo Industries Ltd.	194,169	319,455
Nisshinbo Holdings, Inc.	58,000	383,188
Nitto Boseki Co., Ltd.(a)	108,960	368,335
Seiren Co., Ltd.	31,511	219,524
Toyobo Co., Ltd.	521,000	622,789

Total Textiles		1,913,291
Toys/Games/Hobbies – 0.2%
Tomy Co., Ltd.(a)	54,677	305,713
Transportation – 2.4%
Fuji Kyuko Co., Ltd.(a)	33,051	212,410
Fukuyama Transporting Co., Ltd.(a)	100,059	556,884
Kintetsu World Express, Inc.	7,883	253,107
Nippon Konpo Unyu Soko Co., Ltd.	35,460	460,798
Nishi-Nippon Railroad Co., Ltd.(a)	109,000	473,548
Sankyu, Inc.	166,272	630,466
Seino Holdings Corp.	53,711	341,734
Senko Co., Ltd.(a)	81,156	353,623
Sotetsu Holdings, Inc.(a)	164,000	552,288

Total Transportation		3,834,858
TOTAL COMMON STOCKS (Cost: $156,888,993)		155,978,635
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $81,652)	2,595	82,054

See Notes to Financial Statements.

66	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2012

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 26.2%
MONEY MARKET FUND – 26.2%
United States – 26.2%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $41,282,352)(d)	41,282,352	$41,282,352
TOTAL INVESTMENTS IN SECURITIES – 125.2% (Cost: $198,252,997)(e)		197,343,041
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (25.2)%		(39,681,860)

NET ASSETS – 100.0%		$157,661,181
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $39,182,297 and the total market value of the collateral held by the Fund was $41,282,252.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	67

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 97.3%
Australia – 23.3%
AGL Energy Ltd.	13,109	$204,072
Amcor Ltd.	29,085	234,705
AMP Ltd.	75,615	340,477
Australia & New Zealand Banking Group Ltd.	63,589	1,636,623
BHP Billiton Ltd.	75,329	2,588,176
Brambles Ltd.	38,674	282,324
Coca-Cola Amatil Ltd.	20,356	287,041
Commonwealth Bank of Australia	35,418	2,054,075
Computershare Ltd.	16,453	142,009
Crown Ltd.	19,598	185,458
CSL Ltd.	5,491	262,664
Fortescue Metals Group Ltd.(a)	35,880	130,218
Iluka Resources Ltd.	15,451	159,550
Insurance Australia Group Ltd.	34,817	158,221
Macquarie Group Ltd.	4,754	140,697
National Australia Bank Ltd.	62,868	1,666,445
Newcrest Mining Ltd.	4,942	149,756
Orica Ltd.	9,985	258,235
Origin Energy Ltd.	29,428	346,417
QBE Insurance Group Ltd.	21,075	283,811
Rio Tinto Ltd.(a)	7,336	407,068
Santos Ltd.	14,383	169,910
Sonic Healthcare Ltd.	10,792	152,066
Suncorp Group Ltd.	24,127	231,828
Sydney Airport	68,028	223,546
Telstra Corp., Ltd.	657,422	2,679,920
Wesfarmers Ltd.	47,172	1,680,595
Westpac Banking Corp.	84,594	2,186,037
Woodside Petroleum Ltd.	18,708	644,720
Woolworths Ltd.	38,955	1,165,047
WorleyParsons Ltd.	5,148	151,448

Total Australia		21,203,159
China – 9.6%
Agricultural Bank of China Ltd. Class H	305,000	118,802
Bank of China Ltd. Class H	2,011,100	765,194
China Citic Bank Corp., Ltd. Class H	387,500	183,923
China Communications Construction Co., Ltd. Class H	340,300	275,198
China Construction Bank Corp. Class H	4,262,100	2,957,482
China Longyuan Power Group Corp. Class H	106,800	70,252
China National Building Material Co., Ltd. Class H(a)	115,100	127,225
China Petroleum & Chemical Corp. Class H	625,400	584,000
China Shenhua Energy Co., Ltd. Class H	100,900	391,718
China Telecom Corp., Ltd. Class H	1,419,800	820,392
Dongfeng Motor Group Co., Ltd. Class H	98,000	114,391
Guangzhou R&F Properties Co., Ltd. Class H(a)	90,300	104,005
Industrial & Commercial Bank of China Class H	1,720,900	1,016,570
PetroChina Co., Ltd. Class H	596,000	781,009
PICC Property & Casualty Co., Ltd. Class H	130,600	160,360
Ping An Insurance Group Co. Class H	15,000	113,372

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	52,000	$67,203
Sinopharm Group Co., Ltd. Class H	31,500	100,961

Total China		8,752,057
Hong Kong – 19.0%
AIA Group Ltd.	59,109	220,327
BOC Hong Kong Holdings Ltd.	211,609	672,771
Cheung Kong Holdings Ltd.	31,277	458,672
China Merchants Holdings International Co., Ltd.	90,592	279,257
China Mobile Ltd.	598,030	6,629,565
China Overseas Land & Investment Ltd.	61,065	155,316
China Resources Enterprise Ltd.(a)	36,600	122,264
China Resources Power Holdings Co., Ltd.	90,218	197,582
China Unicom Hong Kong Ltd.	197,948	324,754
Citic Pacific Ltd.	111,383	133,747
CLP Holdings Ltd.	69,866	593,837
CNOOC Ltd.	1,140,262	2,338,396
Hang Lung Properties Ltd.	75,000	256,344
Hang Seng Bank Ltd.	36,503	559,792
Henderson Land Development Co., Ltd.	31,000	223,106
Hong Kong & China Gas Co., Ltd.	135,751	344,225
Hong Kong Exchanges and Clearing Ltd.	17,573	265,638
Hutchison Whampoa Ltd.	96,027	931,381
Lenovo Group Ltd.(a)	110,000	91,084
MTR Corp., Ltd.	128,765	488,272
New World Development Co., Ltd.	84,557	131,090
Power Assets Holdings Ltd.	64,579	548,483
Sino Land Co., Ltd.	88,924	166,304
SJM Holdings Ltd.	144,432	314,078
Sun Art Retail Group Ltd.	153,000	190,430
Sun Hung Kai Properties Ltd.	36,534	535,293
Wharf Holdings Ltd.	27,350	189,959

Total Hong Kong		17,361,967
Indonesia – 4.1%
Adaro Energy Tbk PT	900,600	141,160
Astra International Tbk PT	899,207	695,312
Bank Central Asia Tbk PT	289,000	238,568
Bank Mandiri Persero Tbk PT	326,800	280,017
Bank Rakyat Indonesia Persero Tbk PT	261,000	203,182
Gudang Garam Tbk PT	23,300	113,091
Indo Tambangraya Megah Tbk PT	87,800	386,705
Perusahaan Gas Negara Persero Tbk PT	806,400	347,586
Semen Gresik Persero Tbk PT	127,300	192,214
Telekomunikasi Indonesia Persero Tbk PT	559,500	552,484
Unilever Indonesia Tbk PT	156,000	424,640
United Tractors Tbk PT	77,900	168,498

Total Indonesia		3,743,457
Malaysia – 5.9%
AMMB Holdings Bhd	59,100	122,976
Axiata Group Bhd	169,600	360,674
British American Tobacco Malaysia Bhd	11,400	225,277
CIMB Group Holdings Bhd	104,700	256,912
DiGi.Com Bhd	278,200	480,581

See Notes to Financial Statements.

68	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2012

Investments	Shares	Value

Genting Malaysia Bhd	145,500	$166,612
IOI Corp. Bhd	170,900	278,450
Kuala Lumpur Kepong Bhd	30,700	221,574
Malayan Banking Bhd	225,600	665,027
Maxis Bhd	359,700	814,371
Petronas Chemicals Group Bhd	243,700	510,283
Petronas Dagangan Bhd	34,200	251,759
Petronas Gas Bhd	43,700	271,651
Public Bank Bhd	51,900	244,175
Sime Darby Bhd	149,700	479,980

Total Malaysia		5,350,302
Philippines – 1.5%
Aboitiz Equity Ventures, Inc.	158,500	185,610
Aboitiz Power Corp.	245,400	197,367
Manila Electric Co.	33,440	204,416
Philippine Long Distance Telephone Co.	8,295	553,596
San Miguel Corp.	29,309	77,497
SM Investments Corp.	7,380	129,148

Total Philippines		1,347,634
Singapore – 8.4%
DBS Group Holdings Ltd.	35,017	410,772
Fraser and Neave Ltd.	31,970	231,429
Hutchison Port Holdings Trust Class U	444,868	322,529
Jardine Cycle & Carriage Ltd.	8,676	340,194
Keppel Corp., Ltd.	53,235	494,725
Oversea-Chinese Banking Corp., Ltd.	44,517	338,949
SembCorp Industries Ltd.	50,116	231,644
SembCorp Marine Ltd.(a)	84,757	343,395
Singapore Airlines Ltd.(a)	109,557	959,193
Singapore Exchange Ltd.	30,869	176,150
Singapore Press Holdings Ltd.	78,000	258,792
Singapore Technologies Engineering Ltd.	114,625	330,784
Singapore Telecommunications Ltd.	939,577	2,451,004
StarHub Ltd.	92,000	278,992
United Overseas Bank Ltd.	19,574	313,548
Wilmar International Ltd.	81,781	216,669

Total Singapore		7,698,769
South Korea – 6.3%
Cheil Industries, Inc.	221	20,183
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,440	80,319
Doosan Heavy Industries & Construction Co., Ltd.	954	48,068
GS Holdings	2,052	123,331
Hankook Tire Co., Ltd.	1,070	40,050
Honam Petrochemical Corp.	220	52,554
Hyundai Engineering & Construction Co., Ltd.	672	40,813
Hyundai Glovis Co., Ltd.	340	74,490
Hyundai Heavy Industries Co., Ltd.	776	176,296
Hyundai Motor Co.	1,261	285,914
Hyundai Steel Co.	241	19,147
Industrial Bank of Korea	8,440	93,025
Kangwon Land, Inc.	5,630	126,639
KB Financial Group, Inc.	3,352	119,733
Kia Motors Corp.	2,843	177,524

Korea Zinc Co., Ltd.	188	$82,631
KT Corp. ADR	24,428	382,054
KT Corp.	1,450	45,923
KT&G Corp.	4,025	306,739
LG Chem Ltd.	709	211,470
LG Corp.	2,591	145,003
LG Electronics, Inc.	296	18,376
LG Household & Health Care Ltd.	84	47,992
Lotte Shopping Co., Ltd.	72	20,730
NCSoft Corp.	34	7,265
OCI Co., Ltd.	131	21,216
POSCO	1,706	561,030
Samsung C&T Corp.	1,518	90,144
Samsung Electronics Co., Ltd.	440	532,866
Samsung Engineering Co., Ltd.	593	102,441
Samsung Life Insurance Co., Ltd.	1,955	169,040
Samsung SDI Co., Ltd.	335	47,774
Shinhan Financial Group Co., Ltd.	3,804	129,889
SK Holdings Co., Ltd.	677	94,719
SK Innovation Co., Ltd.	1,447	219,376
SK Telecom Co., Ltd. ADR	33,000	479,820
SK Telecom Co., Ltd.	830	109,778
S-Oil Corp.	4,242	404,573

Total South Korea		5,708,935
Taiwan – 14.7%
Advanced Semiconductor Engineering, Inc.	128,175	98,820
Asustek Computer, Inc.	22,740	247,077
Cheng Shin Rubber Industry Co., Ltd.	59,912	157,375
China Steel Corp.	697,742	636,724
Chunghwa Telecom Co., Ltd.	344,000	1,101,936
Compal Electronics, Inc.	315,000	283,155
Delta Electronics, Inc.	106,000	410,425
Far Eastern New Century Corp.	249,517	281,748
Far EasTone Telecommunications Co., Ltd.	94,000	232,487
Formosa Chemicals & Fibre Corp.	411,000	1,104,843
Formosa Petrochemical Corp.	338,000	1,015,839
Formosa Plastics Corp.	396,000	1,132,065
Foxconn Technology Co., Ltd.	14,857	57,779
Fubon Financial Holding Co., Ltd.	132,803	144,521
Hon Hai Precision Industry Co., Ltd.	95,150	298,627
HTC Corp.	62,450	605,039
MediaTek, Inc.	63,000	665,171
Mega Financial Holding Co., Ltd.	198,128	152,752
Nan Ya Plastics Corp.	496,000	994,927
President Chain Store Corp.	29,000	155,321
Quanta Computer, Inc.	123,000	326,870
Taiwan Cement Corp.	161,000	199,372
Taiwan Mobile Co., Ltd.	125,100	456,639
Taiwan Semiconductor Manufacturing Co., Ltd.	697,000	2,135,214
Uni-President Enterprises Corp.	107,749	191,139
United Microelectronics Corp.	846,000	352,097

Total Taiwan		13,437,962

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	69

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2012

Investments	Shares	Value

Thailand – 4.5%
Advanced Info Service PCL	106,600	$741,144
Bangkok Bank PCL NVDR	31,000	195,387
Charoen Pokphand Foods PCL	170,800	185,893
CP ALL PCL	140,500	162,045
Indorama Ventures PCL	126,982	118,607
PTT Exploration & Production PCL	75,300	397,539
PTT Global Chemical PCL	139,394	285,309
PTT PCL	83,700	894,649
Shin Corp. PCL	230,300	512,526
Siam Cement PCL NVDR	35,871	406,725
Siam Commercial Bank PCL	41,200	225,543

Total Thailand		4,125,367
TOTAL COMMON STOCKS (Cost: $82,819,687)		88,729,609
EXCHANGE-TRADED FUND – 2.3%
United States – 2.3%
Ipath MSCI India Index ETN* (Cost: $1,881,816)	35,890	2,107,102
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
MONEY MARKET FUND – 2.1% United States – 2.1%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(b)
(Cost: $1,893,618)(c)	1,893,618	1,893,618
TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $86,595,121)(d)		92,730,329
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.7)%		(1,563,415)

NET ASSETS – 100.0%		$91,166,914
ADR – American Depositary Receipt

NVDR – Non-Voting Depository Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(c)	At September 30, 2012, the total market value of the Fund’s securities on loan was $1,833,242 and the total market value of the collateral held by the Fund was $1,893,618.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

70	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 98.8%
Australia – 98.8%
Agriculture – 1.0%
GrainCorp Ltd.	73,938	$688,918
Banks – 12.2%
Australia & New Zealand Banking Group Ltd.	73,880	1,901,488
Commonwealth Bank of Australia	30,807	1,786,659
National Australia Bank Ltd.	80,935	2,145,348
Westpac Banking Corp.	89,523	2,313,410

Total Banks		8,146,905
Beverages – 2.4%
Coca-Cola Amatil Ltd.	67,413	950,594
Treasury Wine Estates Ltd.	121,183	633,872

Total Beverages		1,584,466
Biotechnology – 0.6%
CSL Ltd.	8,801	420,999
Building Materials – 1.5%
Boral Ltd.(a)	250,488	1,000,253
Chemicals – 1.1%
Incitec Pivot Ltd.	237,149	734,901
Coal – 1.1%
New Hope Corp., Ltd.(a)	144,313	675,320
Whitehaven Coal Ltd.	25,382	75,753

Total Coal		751,073
Commercial Services – 1.1%
Brambles Ltd.	101,668	742,186
Computers – 1.1%
Computershare Ltd.	87,165	752,336
Diversified Financial Services – 1.5%
Macquarie Group Ltd.	33,340	986,716
Electric – 2.3%
AGL Energy Ltd.	48,322	752,243
Origin Energy Ltd.	63,631	749,043

Total Electric		1,501,286
Engineering & Construction – 6.9%
Leighton Holdings Ltd.(a)	28,966	500,623
Monadelphous Group Ltd.(a)	48,402	991,565
Sydney Airport	372,701	1,224,727
UGL Ltd.(a)	104,929	1,142,441
WorleyParsons Ltd.	25,395	747,090

Total Engineering & Construction		4,606,446
Entertainment – 6.3%
TABCORP Holdings Ltd.	805,289	2,311,279
Tatts Group Ltd.	669,925	1,887,935

Total Entertainment		4,199,214
Food – 3.9%
Metcash Ltd.	382,711	1,408,853
Woolworths Ltd.	38,782	1,159,874

Total Food		2,568,727

Gas – 1.9%
Envestra Ltd.	1,308,674	$1,231,605
Healthcare-Products – 1.2%
Cochlear Ltd.(a)	11,523	804,643
Healthcare-Services – 3.9%
Primary Health Care Ltd.(a)	263,060	990,273
Ramsay Health Care Ltd.	24,480	611,471
Sonic Healthcare Ltd.	68,111	959,728

Total Healthcare-Services		2,561,472
Insurance – 8.3%
AMP Ltd.	364,582	1,641,628
Insurance Australia Group Ltd.	259,765	1,180,466
QBE Insurance Group Ltd.	90,218	1,214,939
Suncorp Group Ltd.	151,316	1,453,946

Total Insurance		5,490,979
Internet – 3.4%
carsales.com Ltd.(a)	145,488	1,172,520
REA Group Ltd.	33,090	538,521
Seek Ltd.(a)	76,079	540,352

Total Internet		2,251,393
Investment Companies – 1.1%
Hastings Diversified Utilities Fund	265,114	716,799
Iron/Steel – 0.4%
Fortescue Metals Group Ltd.(a)	68,766	249,569
Leisure Time – 2.0%
Flight Centre Ltd.(a)	55,495	1,361,361
Lodging – 1.7%
Crown Ltd.	97,115	919,008
Echo Entertainment Group Ltd.	47,324	188,483

Total Lodging		1,107,491
Media – 5.7%
Consolidated Media Holdings Ltd.	258,427	908,335
Fairfax Media Ltd.(a)	1,805,201	779,050
Seven West Media Ltd.(a)	1,810,716	2,137,163

Total Media		3,824,548
Mining – 7.4%
BHP Billiton Ltd.	23,216	797,662
Iluka Resources Ltd.	91,723	947,151
Mineral Resources Ltd.	90,596	722,597
Newcrest Mining Ltd.	8,707	263,845
Orica Ltd.	32,076	829,559
OZ Minerals Ltd.	124,038	870,663
Rio Tinto Ltd.(a)	8,713	483,476

Total Mining		4,914,953
Miscellaneous Manufacturing – 1.4%
ALS Ltd.	48,360	431,987
Ansell Ltd.	28,492	475,543

Total Miscellaneous Manufacturing		907,530
Oil & Gas – 3.8%
Beach Energy Ltd.	284,467	374,209
Caltex Australia Ltd.	50,870	874,432

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	71

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2012

Investments	Shares	Value

Santos Ltd.	42,844	$506,127
Woodside Petroleum Ltd.	21,827	752,208

Total Oil & Gas		2,506,976
Packaging & Containers – 1.2%
Amcor Ltd.	98,469	794,608
Retail – 6.0%
Harvey Norman Holdings Ltd.(a)	629,422	1,269,800
Wesfarmers Ltd.	37,998	1,353,754
Wesfarmers Ltd. PPS	37,647	1,398,015

Total Retail		4,021,569
Telecommunications – 4.1%
Telstra Corp., Ltd.	475,239	1,937,268
TPG Telecom Ltd.	355,821	821,440

Total Telecommunications		2,758,708
Transportation – 2.3%
Qr National Ltd.	101,918	361,407
Toll Holdings Ltd.	255,613	1,172,231

Total Transportation		1,533,638
TOTAL COMMON STOCKS (Cost: $64,872,066)		65,722,268
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 17.1%
MONEY MARKET FUND – 17.1%
United States – 17.1%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(b)
(Cost: $11,406,674)(c)	11,406,674	11,406,674
TOTAL INVESTMENTS IN SECURITIES – 115.9% (Cost: $76,278,740)(d)		77,128,942
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (15.9)%		(10,603,709)

NET ASSETS – 100.0%		$66,525,233

PPS – Price Protected Shares

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(c)	At September 30, 2012, the total market value of the Fund’s securities on loan was $10,763,036 and the total market value of the collateral held by the Fund was $11,406,674.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

72	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 13.7%
Amcor Ltd.	43,387	$350,117
AMP Ltd.	99,026	445,891
Australia & New Zealand Banking Group Ltd.	109,354	2,814,501
BHP Billiton Ltd.	66,024	2,268,472
Brambles Ltd.	47,088	343,747
Coca-Cola Amatil Ltd.	33,215	468,366
Commonwealth Bank of Australia	60,063	3,483,367
Macquarie Group Ltd.	15,008	444,170
National Australia Bank Ltd.	109,872	2,912,382
Newcrest Mining Ltd.	2,567	77,787
Orica Ltd.	12,106	313,089
Origin Energy Ltd.	25,716	302,720
QBE Insurance Group Ltd.	57,214	770,484
Rio Tinto Ltd.(a)	8,412	466,774
Santos Ltd.	23,770	280,801
Suncorp Group Ltd.	42,272	406,178
Telstra Corp., Ltd.	560,543	2,285,002
Wesfarmers Ltd.	42,912	1,528,825
Westpac Banking Corp.	145,649	3,763,791
Woodside Petroleum Ltd.	18,764	646,650
Woolworths Ltd.	36,007	1,076,880

Total Australia		25,449,994
Belgium – 1.1%
Anheuser-Busch InBev N.V.	14,174	1,206,600
Belgacom S.A.	18,958	579,250
Solvay S.A.	2,088	241,920

Total Belgium		2,027,770
Denmark – 0.3%
Novo Nordisk A/S Class B	3,630	574,137
Finland – 0.8%
Fortum Oyj	22,913	422,413
Kone Oyj Class B	7,895	546,950
Nokia Oyj(a)	186,792	483,019

Total Finland		1,452,382
France – 11.4%
Air Liquide S.A.	5,143	638,158
AXA S.A.	79,737	1,188,921
BNP Paribas S.A.	24,711	1,175,620
Carrefour S.A.	27,466	570,307
Casino Guichard Perrachon S.A.	3,984	353,090
Cie de Saint-Gobain	11,673	410,498
Cie Generale d’Optique Essilor International S.A.	3,737	350,333
Danone	10,785	664,746
EDF S.A.	57,992	1,216,462
France Telecom S.A.	157,940	1,907,545
GDF Suez(a)	85,329	1,910,098
Hermes International	872	234,462
L’Oreal S.A.	5,488	679,626
LVMH Moet Hennessy Louis Vuitton S.A.	4,526	681,256
Pernod-Ricard S.A.	4,226	474,682

PPR	1,964	$301,686
Safran S.A.	6,927	249,391
Sanofi	27,515	2,348,660
Schneider Electric S.A.	10,168	602,451
Sodexo	4,314	325,172
Total S.A.	70,440	3,497,972
Vinci S.A.	13,446	573,351
Vivendi S.A.	48,503	946,906

Total France		21,301,393
Germany – 10.0%
Adidas AG	4,891	401,698
Allianz SE	12,192	1,452,274
BASF SE	17,079	1,442,470
Bayer AG	13,757	1,182,782
Bayerische Motoren Werke AG	12,106	886,337
Daimler AG	30,240	1,465,310
Deutsche Bank AG	13,824	546,787
Deutsche Boerse AG	8,357	463,004
Deutsche Post AG	38,222	747,423
Deutsche Telekom AG	169,637	2,089,628
E.ON AG	74,760	1,775,940
Linde AG	3,226	556,133
Muenchener Rueckversicherungs AG	5,980	934,732
RWE AG	25,430	1,138,997
SAP AG	16,328	1,157,639
Siemens AG	19,237	1,920,723
Volkswagen AG	3,042	509,542

Total Germany		18,671,419
Hong Kong – 6.5%
BOC Hong Kong Holdings Ltd.	292,000	928,359
Cheung Kong Holdings Ltd.	53,000	777,235
China Mobile Ltd.	378,919	4,200,572
China Unicom Hong Kong Ltd.	162,000	265,778
CLP Holdings Ltd.	50,500	429,233
CNOOC Ltd.	778,529	1,596,571
Hang Seng Bank Ltd.	48,095	737,561
Hong Kong Exchanges and Clearing Ltd.	25,700	388,487
Hutchison Whampoa Ltd.	75,000	727,437
MTR Corp., Ltd.	108,500	411,427
Power Assets Holdings Ltd.	47,500	403,428
Sun Hung Kai Properties Ltd.	55,442	812,332
Wharf Holdings Ltd.	58,000	402,838

Total Hong Kong		12,081,258
Ireland – 0.2%
CRH PLC	18,137	349,999
Israel – 0.5%
Israel Chemicals Ltd.	47,438	574,383
Teva Pharmaceutical Industries Ltd.	10,539	427,148

Total Israel		1,001,531
Italy – 3.4%
Assicurazioni Generali SpA(a)	28,217	406,210
Enel SpA	438,743	1,553,346

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	73

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2012

Investments	Shares	Value

ENI SpA	132,019	$2,890,718
Intesa Sanpaolo SpA	373,817	568,923
Snam SpA	123,540	548,323
Telecom Italia SpA	428,973	430,461

Total Italy		6,397,981
Japan – 11.2%
Astellas Pharma, Inc.	11,100	565,701
Canon, Inc.	25,400	814,563
Chubu Electric Power Co., Inc.(a)	18,100	236,603
Daiichi Sankyo Co., Ltd.(a)	19,500	323,329
Denso Corp.(a)	13,800	434,753
East Japan Railway Co.	7,400	491,748
Eisai Co., Ltd.(a)	10,900	493,162
FANUC Corp.	2,500	404,242
Hitachi Ltd.(a)	64,000	357,018
Honda Motor Co., Ltd.	24,200	745,596
ITOCHU Corp.(a)	41,900	426,001
Japan Tobacco, Inc.	18,300	550,882
Kansai Electric Power Co., Inc. (The)(a)	28,300	221,889
Kao Corp.	17,600	520,309
KDDI Corp.	7,000	545,244
Kirin Holdings Co., Ltd.	33,000	442,828
Komatsu Ltd.(a)	14,900	294,361
Kyocera Corp.	3,100	269,357
Mitsubishi Corp.(a)	40,400	736,859
Mitsubishi Heavy Industries Ltd.	89,000	386,658
Mitsubishi UFJ Financial Group, Inc.(a)	244,000	1,147,866
Mitsui & Co., Ltd.(a)	49,800	702,833
Mizuho Financial Group, Inc.(a)	563,398	919,686
MS&AD Insurance Group Holdings	20,900	362,929
Nintendo Co., Ltd.	3,000	381,362
Nippon Telegraph & Telephone Corp.	25,194	1,204,649
Nissan Motor Co., Ltd.(a)	68,300	583,798
NTT DoCoMo, Inc.	943	1,534,496
Oriental Land Co., Ltd.	3,000	396,401
Shin-Etsu Chemical Co., Ltd.	8,200	462,699
Sumitomo Corp.(a)	34,200	462,887
Sumitomo Mitsui Financial Group, Inc.(a)	29,800	934,602
Takeda Pharmaceutical Co., Ltd.(a)	23,300	1,076,652
Tokio Marine Holdings, Inc.(a)	15,800	404,951
Toyota Motor Corp.	25,100	980,771

Total Japan		20,817,685
Netherlands – 1.9%
European Aeronautic Defence and Space Co. N.V.(a)	11,106	352,410
Heineken N.V.	10,053	599,970
Koninklijke Ahold N.V.	35,264	442,193
Koninklijke KPN N.V.	70,325	537,953
Koninklijke Philips Electronics N.V.	25,553	596,826
Unilever N.V. CVA	29,299	1,037,693

Total Netherlands		3,567,045
Norway – 1.8%
DNB ASA	47,410	581,776
Statoil ASA	73,964	1,910,857
Telenor ASA	46,891	$914,919

Total Norway		3,407,552
Singapore – 2.2%
DBS Group Holdings Ltd.	43,000	504,418
Jardine Cycle & Carriage Ltd.	8,000	313,687
Oversea-Chinese Banking Corp., Ltd.	68,000	517,747
Singapore Airlines Ltd.	71,000	621,619
Singapore Telecommunications Ltd.	628,500	1,639,521
United Overseas Bank Ltd.	28,000	448,520

Total Singapore		4,045,512
Spain – 2.6%
Banco Bilbao Vizcaya Argentaria S.A.	111,539	877,184
Banco Santander S.A.*	82,249	613,188
CaixaBank	131,893	496,485
Caixabank Bonus Shares*	2,652	9,983
Endesa S.A.	25,392	488,369
Gas Natural SDG S.A.	33,643	476,748
Iberdrola S.A.	94,497	428,900
Inditex S.A.	4,527	562,771
Repsol YPF S.A.	48,712	945,660

Total Spain		4,899,288
Sweden – 3.1%
Atlas Copco AB Class A	19,607	458,432
Hennes & Mauritz AB Class B	34,008	1,183,636
Nordea Bank AB	75,841	751,285
Sandvik AB	28,811	391,743
Svenska Handelsbanken AB Class A	14,596	547,856
Swedbank AB Class A	24,421	459,621
Telefonaktiebolaget LM Ericsson Class B	56,857	519,002
TeliaSonera AB	134,485	969,779
Volvo AB Class B	28,873	405,576

Total Sweden		5,686,930
Switzerland – 5.8%
Nestle S.A.	45,274	2,856,723
Novartis AG	56,598	3,465,860
Roche Holding AG - Genusschein	14,389	2,690,091
SGS S.A.	281	577,667
Swisscom AG	1,530	615,386
Syngenta AG	1,784	667,244

Total Switzerland		10,872,971
United Kingdom – 22.8%
Anglo American PLC	15,483	454,285
Antofagasta PLC	29,936	610,059
Associated British Foods PLC	18,213	379,099
AstraZeneca PLC	40,771	1,945,483
Aviva PLC	151,977	782,129
BAE Systems PLC	114,283	599,953
Barclays PLC	223,085	773,970
BG Group PLC	20,187	407,475
BHP Billiton PLC	44,718	1,390,054
BP PLC	429,461	3,027,098
British American Tobacco PLC	31,792	1,632,282

See Notes to Financial Statements.

74	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2012

Investments	Shares	Value

British Sky Broadcasting Group PLC	43,584	$523,271
BT Group PLC	182,396	679,488
Centrica PLC	125,594	664,808
Compass Group PLC	55,558	613,202
Diageo PLC	28,141	790,465
Fresnillo PLC	20,509	613,675
GlaxoSmithKline PLC	131,452	3,030,134
HSBC Holdings PLC	424,671	3,931,453
Imperial Tobacco Group PLC	22,480	832,012
Legal & General Group PLC	212,592	452,804
National Grid PLC	96,884	1,068,541
Old Mutual PLC	138,674	380,458
Pearson PLC	26,159	511,123
Prudential PLC	36,016	466,141
Reckitt Benckiser Group PLC	15,022	864,781
Rio Tinto PLC	23,635	1,101,083
Royal Dutch Shell PLC Class A	94,576	3,271,289
Royal Dutch Shell PLC Class B	56,999	2,023,082
SABMiller PLC	15,318	672,806
SSE PLC	14,422	324,178
Standard Chartered PLC	48,766	1,102,462
TESCO PLC	202,997	1,088,294
Unilever PLC	26,827	975,571
Vodafone Group PLC	1,330,340	3,775,518
Xstrata PLC	45,485	703,276

Total United Kingdom		42,461,802
TOTAL COMMON STOCKS (Cost: $186,056,797)		185,066,649
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International MidCap Dividend Fund(b)
(Cost: $206,124)	4,450	206,613
RIGHTS – 0.0%
Spain – 0.0%
Caixabank Bonus Shares, expiring 10/26/12*(a) (Cost: $0)	39	3
TOTAL LONG-TERM INVESTMENTS (Cost: $186,262,921)		185,273,265
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.6%
MONEY MARKET FUND – 6.6% United States – 6.6%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $12,311,380)(d)	12,311,380	12,311,380
TOTAL INVESTMENTS IN SECURITIES – 106.0% (Cost: $198,574,301)(e)		197,584,645
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.0)%		(11,183,880)

NET ASSETS – 100.0%		$186,400,765
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $11,662,515 and the total market value of the collateral held by the Fund was $12,311,380.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	75

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 10.9%
Amcor Ltd.	378,065	$3,050,842
BHP Billiton Ltd.	90,537	3,110,697
Coca-Cola Amatil Ltd.	266,616	3,759,564
Orica Ltd.	132,092	3,416,204
Origin Energy Ltd.(a)	250,196	2,945,224
Telstra Corp., Ltd.	1,844,917	7,520,634
Wesfarmers Ltd.	157,574	5,613,884
Woodside Petroleum Ltd.	87,912	3,029,648
Woolworths Ltd.	146,848	4,391,860

Total Australia		36,838,557
Austria – 1.1%
OMV AG	103,353	3,621,264
Belgium – 2.0%
Belgacom S.A.	224,587	6,862,113
Finland – 2.8%
Fortum Oyj	232,893	4,293,508
Nokia Oyj(a)	1,960,394	5,069,313

Total Finland		9,362,821
France – 14.0%
Carrefour S.A.	262,837	5,457,575
Casino Guichard Perrachon S.A.	30,931	2,741,320
Cie Generale des Etablissements	45,839	3,594,924
Electricite de France S.A.	229,052	4,804,681
France Telecom S.A.	673,823	8,138,204
GDF Suez(a)	262,670	5,879,892
Sanofi	41,263	3,522,179
Total S.A.	89,106	4,424,904
Vinci S.A.	78,821	3,361,009
Vivendi S.A.	258,595	5,048,455

Total France		46,973,143
Germany – 12.0%
BASF SE	36,067	3,046,172
Bayer AG	29,133	2,504,761
Bayerische Motoren Werke AG	29,834	2,184,287
Daimler AG	81,812	3,964,283
Deutsche Post AG	187,127	3,659,230
Deutsche Telekom AG	517,668	6,376,756
E.ON AG	214,428	5,093,783
Metro AG	125,255	3,750,546
RWE AG	111,264	4,983,457
SAP AG	23,124	1,639,468
Siemens AG	31,557	3,150,816

Total Germany		40,353,559
Hong Kong – 0.8%
SJM Holdings Ltd.	1,170,000	2,544,249
Ireland – 0.9%
CRH PLC	158,791	3,064,268
Israel – 1.6%
Israel Chemicals Ltd.	445,746	5,397,129

Italy – 6.4%
Enel SpA	2,287,489	$8,098,733
ENI SpA	199,528	4,368,910
Snam SpA	1,075,976	4,775,637
Telecom Italia SpA	4,429,472	4,444,841

Total Italy		21,688,121
Japan – 10.0%
Astellas Pharma, Inc.	62,700	3,195,443
Canon, Inc.	57,900	1,856,819
Daiichi Sankyo Co., Ltd.(a)	181,900	3,016,080
Eisai Co., Ltd.(a)	68,100	3,081,131
FUJIFILM Holdings Corp.	80,200	1,348,350
Fujitsu Ltd.	376,000	1,416,041
Hoya Corp.	51,400	1,133,046
ITOCHU Corp.(a)	261,000	2,653,612
JX Holdings, Inc.	518,600	2,846,301
Kyocera Corp.	13,700	1,190,386
Mitsui & Co., Ltd.(a)	211,000	2,977,866
Murata Manufacturing Co., Ltd.	27,300	1,457,988
Sumitomo Corp.(a)	190,300	2,575,654
Takeda Pharmaceutical Co., Ltd.(a)	78,500	3,627,346
Toshiba Corp.(a)	418,000	1,343,188

Total Japan		33,719,251
Netherlands – 4.4%
Akzo Nobel N.V.	48,032	2,718,281
Koninklijke Ahold N.V.	227,936	2,858,206
Koninklijke KPN N.V.	676,562	5,175,379
Koninklijke Philips Electronics N.V.	175,236	4,092,882

Total Netherlands		14,844,748
Norway – 0.9%
Statoil ASA	121,189	3,130,913
Singapore – 4.8%
Jardine Cycle & Carriage Ltd.	65,000	2,548,708
Singapore Airlines Ltd.	952,000	8,334,947
Singapore Telecommunications Ltd.	2,010,000	5,243,336

Total Singapore		16,126,991
Spain – 3.4%
Abertis Infraestructuras, S.A.	307,348	4,527,365
Repsol YPF S.A.	362,779	7,042,730

Total Spain		11,570,095
Sweden – 3.8%
Hennes & Mauritz AB Class B	82,594	2,874,653
Svenska Cellulosa AB Class B	164,919	3,068,682
Telefonaktiebolaget LM Ericsson Class B	273,076	2,492,694
TeliaSonera AB	594,724	4,288,587

Total Sweden		12,724,616
Switzerland – 1.8%
Novartis AG	47,186	2,889,503
Roche Holding AG – Genusschein	15,921	2,976,505

Total Switzerland		5,866,008

See Notes to Financial Statements.

76	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2012

Investments	Shares	Value

United Kingdom – 17.8%
AstraZeneca PLC	110,345	$5,265,368
BAE Systems PLC	1,080,400	5,671,789
BHP Billiton PLC	97,016	3,015,731
BP PLC	485,181	3,419,846
British American Tobacco PLC	53,093	2,725,930
British Sky Broadcasting Group PLC	209,755	2,518,325
Centrica PLC	673,907	3,567,200
Fresnillo PLC	135,977	4,068,735
GlaxoSmithKline PLC	140,717	3,243,704
Imperial Tobacco Group PLC	71,506	2,646,523
Kingfisher PLC	462,117	1,971,530
National Grid PLC	370,419	4,085,381
Pearson PLC	129,902	2,538,165
Reed Elsevier PLC	398,704	3,811,456
Royal Dutch Shell PLC Class B	104,866	3,722,039
SSE PLC	178,379	4,009,604
TESCO PLC	687,518	3,685,876

Total United Kingdom		59,967,202
TOTAL COMMON STOCKS (Cost: $323,872,411)		334,655,048
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree International LargeCap Dividend Fund(b)
(Cost: $382,087)	9,136	388,737
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.6%
MONEY MARKET FUND – 8.6%
United States – 8.6%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $29,103,448)(d)	29,103,448	29,103,448
TOTAL INVESTMENTS IN SECURITIES – 108.1% (Cost: $353,357,946)(e)		364,147,233
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.1)%		(27,322,413)

NET ASSETS – 100.0%		$336,824,820

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $27,640,473 and the total market value of the collateral held by the Fund was $29,103,448.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	77

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 9.1%
Adelaide Brighton Ltd.	50,306	$157,463
AGL Energy Ltd.	25,298	393,822
ALS Ltd./Queensland	10,052	89,792
Ansell Ltd.	4,104	68,497
Atlas Iron Ltd.	27,396	40,170
Bank of Queensland Ltd.	36,178	285,171
Bendigo and Adelaide Bank Ltd.	49,749	397,317
Boral Ltd.(a)	50,730	202,576
Caltex Australia Ltd.	14,386	247,289
Cochlear Ltd.(a)	2,896	202,226
Computershare Ltd.	24,373	210,367
Consolidated Media Holdings Ltd.	31,692	111,393
Crown Ltd.	45,341	429,066
Flight Centre Ltd.(a)	7,804	191,442
GrainCorp Ltd. Class A	8,590	80,037
Harvey Norman Holdings Ltd.(a)	79,939	161,269
Iluka Resources Ltd.	31,406	324,305
Incitec Pivot Ltd.	76,472	236,979
Insurance Australia Group Ltd.	105,986	481,639
Leighton Holdings Ltd.(a)	9,529	164,691
Lend Lease Group(b)	16,478	134,513
Metcash Ltd.	78,686	289,662
Mineral Resources Ltd.	11,932	95,170
Monadelphous Group Ltd.(a)	5,250	107,552
New Hope Corp., Ltd.(a)	35,013	163,845
OZ Minerals Ltd.	17,171	120,529
Platinum Asset Management Ltd.(a)	46,972	173,404
Qr National Ltd.	49,256	174,665
Ramsay Health Care Ltd.	10,208	254,979
REA Group Ltd.	4,964	80,786
Seek Ltd.	14,318	101,694
Sims Metal Management Ltd.	11,813	117,684
Sonic Healthcare Ltd.	22,338	314,757
Sydney Airport	123,524	405,910
TABCORP Holdings Ltd.	101,393	291,010
Tatts Group Ltd.	152,971	431,092
Toll Holdings Ltd.	44,634	204,690
Treasury Wine Estates Ltd.	17,850	93,368
UGL Ltd.(a)	15,628	170,154
Wesfarmers Ltd. PPS	9,255	343,683
WorleyParsons Ltd.	10,888	320,311

Total Australia		8,864,969
Austria – 1.7%
Andritz AG	3,586	203,312
Lenzing AG	1,002	85,723
Oesterreichische Post AG	3,150	112,861
Raiffeisen Bank International AG(a)	10,166	368,619
Strabag SE	4,178	101,292
Telekom Austria AG	15,108	106,900
Verbund AG	10,166	210,565
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,756	244,368

Voestalpine AG(a)	7,278	$218,068

Total Austria		1,651,708
Belgium – 1.6%
Ageas	15,085	362,132
Colruyt S.A.	3,937	171,676
Delhaize Group S.A.	7,932	306,595
D’ieteren S.A./N.V.	1,908	93,276
Elia System Operator S.A/N.V.	2,123	86,963
Mobistar S.A.(a)	7,697	243,099
Telenet Group Holding N.V.	2,864	128,406
Umicore S.A.	3,914	204,813

Total Belgium		1,596,960
Denmark – 1.2%
Chr Hansen Holding A/S	2,578	77,768
Coloplast A/S Class B	623	129,877
FLSmidth & Co. A/S(a)	937	54,413
H. Lundbeck A/S	5,208	96,887
TDC A/S	94,504	689,217
Tryg A/S	1,622	105,500

Total Denmark		1,153,662
Finland – 2.7%
Cargotec Oyj Class B	3,818	90,133
Elisa Oyj(a)	12,526	283,458
Kesko Oyj Class B	4,839	137,269
Metso Oyj	8,799	314,807
Neste Oil Oyj(a)	13,985	183,515
Nokian Renkaat Oyj	4,856	197,725
Orion Oyj Class B	8,630	184,857
Pohjola Bank PLC Class A	17,863	235,323
Stora Enso Oyj Class R	42,899	266,786
UPM-Kymmene Oyj	36,790	416,270
Wartsila Oyj Abp	6,781	235,105
YIT Oyj	6,582	126,423

Total Finland		2,671,671
France – 8.5%
Accor S.A.	6,038	201,615
Aeroports de Paris	2,151	171,736
Alstom S.A.	7,494	263,055
Arkema S.A.	1,198	112,294
Bouygues S.A.	24,914	608,985
Cap Gemini S.A.	5,168	218,906
CFAO S.A.	2,282	109,417
CNP Assurances	56,654	740,880
Edenred	6,625	186,357
Eiffage S.A.	4,721	155,119
Euler Hermes S.A.	3,970	262,878
Eutelsat Communications S.A.	10,028	322,719
Faurecia	4,724	78,308
Groupe Eurotunnel S.A.	7,016	49,481
Havas S.A.	11,932	61,525
Imerys S.A.	2,901	170,409
JC Decaux S.A.	6,108	138,771

See Notes to Financial Statements.

78	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2012

Investments	Shares	Value

Klepierre	10,537	$369,939
Lagardere SCA	9,535	260,730
Legrand S.A.	8,103	305,751
Natixis	169,870	535,417
Neopost S.A.(a)	3,890	215,043
Remy Cointreau S.A.	1,230	141,624
Rexel S.A.	11,369	229,047
SCOR SE	9,997	258,059
SEB S.A.	1,467	101,763
Societe BIC S.A.	2,485	300,577
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,134	117,441
Suez Environnement Co.	36,619	415,466
Thales S.A.	4,494	154,511
Valeo S.A.	3,436	159,135
Vallourec S.A.	5,632	238,741
Veolia Environnement S.A.	38,184	412,443
Zodiac Aerospace	1,851	180,932

Total France		8,249,074
Germany – 3.9%
Axel Springer AG	5,409	234,647
Bilfinger Berger SE	2,226	197,026
Brenntag AG	906	116,091
Fielmann AG	1,923	178,594
Fraport AG Frankfurt Airport Services Worldwide	3,026	175,202
Freenet AG(a)	12,504	204,297
GEA Group AG	6,076	184,046
Hannover Rueckversicherung AG	6,432	411,463
HeidelbergCement AG	2,290	120,112
Infineon Technologies AG	22,624	143,724
K+S AG	8,304	408,788
Lanxess AG	1,343	111,493
Rhoen Klinikum AG	3,583	70,618
Salzgitter AG	1,526	59,023
Software AG	2,386	86,010
Suedzucker AG	5,153	182,638
Symrise AG	5,502	186,514
ThyssenKrupp AG	21,382	454,981
United Internet AG Registered Shares	7,065	144,244
Wacker Chemie AG	2,434	156,442

Total Germany		3,825,953
Hong Kong – 4.3%
Bank of East Asia Ltd.	80,400	301,762
Beijing Enterprises Holdings Ltd.(a)	18,700	124,695
China Merchants Holdings International Co., Ltd.	114,200	352,030
China Resources Enterprise Ltd.(a)	48,600	162,350
China Resources Power Holdings Co., Ltd.	108,800	238,277
Citic Pacific Ltd.	154,500	185,522
Dah Chong Hong Holdings Ltd.	72,200	65,744
Fosun International Ltd.	287,400	137,894
Franshion Properties China Ltd.	166,100	50,773
Guangdong Investment Ltd.	208,208	164,617
Hang Lung Group Ltd.	24,000	152,143

Hopewell Holdings Ltd.	59,662	$206,229
Hysan Development Co., Ltd.	36,000	163,905
New World Development Co., Ltd.	264,482	410,031
PCCW Ltd.	441,000	180,308
Shanghai Industrial Holdings Ltd.	55,500	164,999
Shougang Fushan Resources Group Ltd.	472,700	128,033
Sino Land Co., Ltd.	219,400	410,318
Sino-Ocean Land Holdings Ltd.(a)	298,000	168,732
Television Broadcasts Ltd.	24,074	177,918
Wheelock & Co., Ltd.	22,000	94,915
Yuexiu Property Co., Ltd.	413,100	104,963

Total Hong Kong		4,146,158
Ireland – 0.4%
DCC PLC	3,273	94,320
Dragon Oil PLC	11,454	110,664
Kerry Group PLC Class A	2,225	114,069
Paddy Power PLC	874	64,912

Total Ireland		383,965
Israel – 0.8%
Bank Hapoalim Bm	26,346	93,685
Bank Leumi Le-Israel BM*	49,734	138,819
Bezeq The Israeli Telecommunication Corp., Ltd.	449,708	521,584

Total Israel		754,088
Italy – 4.1%
Atlantia SpA	48,492	753,610
Autogrill SpA	14,965	142,372
Banca Carige SpA(a)	295,194	284,635
Davide Campari-Milano SpA	10,028	78,954
De’Longhi SpA	4,868	56,990
Enel Green Power SpA	128,488	217,535
Exor SpA	5,600	140,990
Lottomatica Group SpA	9,260	203,950
Mediobanca SpA	63,741	340,968
Mediolanum SpA	44,218	190,570
Parmalat SpA	116,484	248,912
Pirelli & C SpA	18,384	198,195
Prysmian SpA	4,700	83,926
Telecom Italia SpA RSP	479,120	420,068
Terna Rete Elettrica Nazionale SpA	142,191	530,493
Tod’s SpA	980	106,031

Total Italy		3,998,199
Japan – 20.0%
ABC-Mart, Inc.	1,678	74,410
Air Water, Inc.(a)	7,000	86,015
Alfresa Holdings Corp.	1,000	49,550
All Nippon Airways Co., Ltd.(a)	56,000	118,046
Amada Co., Ltd.	13,000	57,147
Aozora Bank Ltd.	101,000	310,270
Asahi Glass Co., Ltd.	59,000	394,344
Asahi Kasei Corp.	44,000	227,918
Asics Corp.	5,000	67,674
Bank of Kyoto Ltd. (The)(a)	13,000	110,450

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	79

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2012

Investments	Shares	Value

Bank of Yokohama Ltd. (The)	32,000	$152,596
Brother Industries Ltd.(a)	7,300	67,933
Canon Marketing Japan, Inc.	4,800	66,509
Chiba Bank Ltd. (The)	25,000	145,887
Chugoku Bank Ltd. (The)	6,000	84,833
Chugoku Electric Power Co., Inc. (The)(a)	12,700	169,279
Citizen Holdings Co., Ltd.	9,600	48,987
Coca-Cola West Co., Ltd.	4,800	79,835
Cosmo Oil Co., Ltd.	40,000	74,036
Dai Nippon Printing Co., Ltd.(a)	42,000	293,676
Daihatsu Motor Co., Ltd.(a)	17,000	284,499
Daikin Industries Ltd.(a)	5,900	153,415
Dainippon Sumitomo Pharma Co., Ltd.(a)	14,100	155,499
Daito Trust Construction Co., Ltd.(a)	4,100	413,689
Daiwa House Industry Co., Ltd.	16,000	233,008
Daiwa Securities Group, Inc.	56,000	213,779
Dena Co., Ltd.	3,400	113,275
DIC Corp.	40,000	65,296
Dowa Holdings Co., Ltd.	10,000	69,537
Electric Power Development Co., Ltd.	5,300	139,925
FamilyMart Co., Ltd.	3,300	162,879
Fuji Electric Co., Ltd.(a)	28,000	57,224
Fuji Heavy Industries Ltd.	13,000	108,278
Fukuoka Financial Group, Inc.	40,000	162,982
Gunma Bank Ltd. (The)	14,000	71,440
Hachijuni Bank Ltd. (The)	11,000	61,221
Hamamatsu Photonics K.K.	1,800	62,028
Hankyu Hanshin Holdings, Inc.	22,000	119,332
Hirose Electric Co., Ltd.(a)	600	67,481
Hiroshima Bank Ltd. (The)(a)	30,000	101,028
Hisamitsu Pharmaceutical Co., Inc.(a)	2,500	138,657
Hitachi Capital Corp.	6,600	119,954
Hitachi Chemical Co., Ltd.	6,400	86,787
Hitachi Construction Machinery Co., Ltd.(a)	5,200	84,416
Hitachi High-Technologies Corp.	2,700	65,348
Hokkaido Electric Power Co., Inc.(a)	13,400	109,198
Hokuhoku Financial Group, Inc.	47,000	73,098
Hokuriku Electric Power Co.(a)	6,200	75,468
Ibiden Co., Ltd.(a)	4,600	67,463
Idemitsu Kosan Co., Ltd.	1,400	115,167
IHI Corp.	45,000	100,643
Isetan Mitsukoshi Holdings Ltd.	7,700	80,563
Itochu Techno-Solutions Corp.(a)	1,800	93,933
Iyo Bank Ltd. (The)	12,000	98,098
J Front Retailing Co., Ltd.	13,000	73,188
JGC Corp.	4,000	133,933
Joyo Bank Ltd. (The)(a)	35,000	171,851
JSR Corp.(a)	7,300	120,103
Kajima Corp.(a)	38,000	104,036
Kaneka Corp.	17,000	82,159
Kansai Paint Co., Ltd.(a)	9,000	100,064
Kawasaki Heavy Industries Ltd.	43,000	85,668
Keikyu Corp.(a)	13,000	122,982
Keio Corp.(a)	16,000	121,131

Kintetsu Corp.(a)	42,000	$165,193
Koito Manufacturing Co., Ltd.	4,000	46,375
Konami Corp.(a)	4,800	109,388
Konica Minolta Holdings, Inc.	15,500	119,537
Kuraray Co., Ltd.(a)	12,800	145,933
Kurita Water Industries Ltd.	3,700	82,227
Kyowa Hakko Kirin Co., Ltd.	13,000	157,571
Kyushu Electric Power Co., Inc.(a)	22,700	187,902
Lawson, Inc.	4,100	316,195
LIXIL Group Corp.	7,900	189,072
Makita Corp.(a)	4,200	163,573
Marui Group Co., Ltd.	11,400	81,031
MEIJI Holdings Co., Ltd.	1,700	84,672
Miraca Holdings, Inc.	1,000	45,051
Mitsubishi Chemical Holdings Corp.	51,000	196,003
Mitsubishi Gas Chemical Co., Inc.	16,000	80,617
Mitsubishi Tanabe Pharma Corp.	16,500	251,742
Mitsui Chemicals, Inc.(a)	46,000	90,463
Mitsui O.S.K. Lines Ltd.(a)	16,000	37,429
Nabtesco Corp.(a)	2,000	36,838
Namco Bandai Holdings, Inc.	9,700	164,825
NGK Insulators Ltd.(a)	10,000	120,180
NGK Spark Plug Co., Ltd.	5,000	52,763
Nippon Electric Glass Co., Ltd.(a)	19,000	105,257
Nippon Express Co., Ltd.	29,000	110,334
Nippon Meat Packers, Inc.	5,000	64,396
Nippon Shokubai Co., Ltd.	7,000	78,548
Nishi-Nippon City Bank Ltd. (The)	49,000	113,997
Nisshin Seifun Group, Inc.(a)	6,000	74,036
Nissin Foods Holdings Co., Ltd.(a)	3,400	133,727
Nitori Holdings Co., Ltd.	500	46,594
Nitto Denko Corp.(a)	5,200	248,638
NKSJ Holdings, Inc.	21,728	426,740
Nomura Real Estate Holdings, Inc.	5,600	98,756
Nomura Research Institute Ltd.	8,900	184,063
Obayashi Corp.	22,000	100,668
Odakyu Electric Railway Co., Ltd.(a)	13,000	137,185
OJI Paper Co., Ltd.(a)	52,000	159,075
Oracle Corp.	2,568	132,856
Osaka Gas Co., Ltd.(a)	50,000	221,080
Ricoh Co., Ltd.(a)	28,000	237,172
Rohm Co., Ltd.	2,600	87,825
Sankyo Co., Ltd.	4,600	214,923
Sega Sammy Holdings, Inc.	8,700	165,613
Seiko Epson Corp.(a)	10,000	61,183
Sekisui Chemical Co., Ltd.	11,000	88,933
Sekisui House Ltd.	13,000	129,499
Shikoku Electric Power Co., Inc.(a)	6,000	67,943
Shimamura Co., Ltd.	1,100	128,522
Shimizu Corp.	23,000	77,751
Shinsei Bank Ltd.	59,000	76,594
Shionogi & Co., Ltd.	10,200	156,278
Shiseido Co., Ltd.(a)	15,500	213,374
Shizuoka Bank Ltd. (The)	10,000	102,699

See Notes to Financial Statements.

80	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2012

Investments	Shares	Value

Showa Denko K.K.	27,000	$43,033
Showa Shell Sekiyu K.K.	20,600	109,620
Sojitz Corp.(a)	58,300	75,685
Sony Financial Holdings, Inc.	7,857	135,124
Square Enix Holdings Co., Ltd.(a)	3,800	58,172
Sumitomo Chemical Co., Ltd.(a)	72,000	184,165
Sumitomo Heavy Industries Ltd.	22,000	75,501
Sumitomo Metal Mining Co., Ltd.	19,000	240,553
Sumitomo Rubber Industries Ltd.	5,800	69,108
Suzuken Co., Ltd.	1,800	60,039
T&D Holdings, Inc.	21,700	235,688
Taisei Corp.(a)	37,000	106,530
Taisho Pharmaceutical Holdings Co., Ltd.(a)	1,000	81,877
Takashimaya Co., Ltd.	10,000	68,895
TDK Corp.(a)	2,900	108,321
Teijin Ltd.(a)	31,000	76,105
Terumo Corp.	2,800	120,925
Tobu Railway Co., Ltd.(a)	21,000	113,368
Toho Co., Ltd.	3,900	71,934
Toho Gas Co., Ltd.(a)	11,000	73,380
Tokyo Broadcasting System Holdings, Inc.	5,800	60,907
Tokyo Electron Ltd.	3,600	153,856
Tokyu Corp.	19,000	91,093
Tokyu Land Corp.	17,000	91,337
TonenGeneral Sekiyu K.K.	29,104	253,257
Toppan Printing Co., Ltd.(a)	16,000	93,162
Toyo Seikan Kaisha Ltd.	4,800	51,517
Toyo Suisan Kaisha Ltd.	4,000	100,360
Toyoda Gosei Co., Ltd.(a)	3,600	72,324
Toyota Boshoku Corp.(a)	6,000	62,468
Toyota Tsusho Corp.	8,200	175,910
Trend Micro, Inc.	6,100	170,925
Ube Industries Ltd.	44,000	95,013
USS Co., Ltd.(a)	1,240	131,491
West Japan Railway Co.	5,728	245,538
Yamada Denki Co., Ltd.(a)	2,690	118,422
Yamaguchi Financial Group, Inc.	7,000	56,864
Yamaha Motor Co., Ltd.	9,600	84,154
Yamato Holdings Co., Ltd.	8,900	141,393
Yaskawa Electric Corp.	7,000	47,057

Total Japan		19,493,028
Netherlands – 2.9%
Aegon N.V.	60,902	316,927
Delta Lloyd N.V.	19,900	303,760
Fugro N.V.	2,944	200,432
Gemalto N.V.	704	61,995
Imtech N.V.	2,820	74,518
Koninklijke Boskalis Westminster N.V.	4,771	172,659
Koninklijke Vopak N.V.	3,057	214,890
Randstad Holding N.V.	9,041	300,842
Reed Elsevier N.V.	36,286	485,725
STMicroelectronics N.V.	73,289	396,568
Wolters Kluwer N.V.	17,764	334,345

Total Netherlands		2,862,661

New Zealand – 1.1%
Auckland International Airport Ltd.	58,681	$127,715
Fletcher Building Ltd.	56,628	327,875
Telecom Corp. of New Zealand Ltd.	192,761	381,101
Vector Ltd.	83,908	198,652

Total New Zealand		1,035,343
Norway – 2.1%
Aker ASA Class A	5,440	176,747
Aker Solutions ASA	14,224	269,582
Fred Olsen Energy ASA	3,592	160,626
Gjensidige Forsikring ASA(a)	31,256	433,778
Kongsberg Gruppen AS	3,569	67,642
Norsk Hydro ASA	65,008	304,782
Orkla ASA	53,167	404,083
Schibsted ASA	2,446	93,571
TGS Nopec Geophysical Co. ASA	3,922	128,043

Total Norway		2,038,854
Portugal – 2.0%
EDP-Energias de Portugal S.A.	378,782	1,043,803
Portugal Telecom, SGPS, S.A.	189,174	936,253

Total Portugal		1,980,056
Singapore – 5.0%
City Developments Ltd.	17,000	162,697
ComfortDelGro Corp., Ltd.	104,000	145,398
Cosco Corp. Singapore Ltd.(a)	94,000	73,946
Fraser and Neave Ltd.	46,402	335,901
Hutchison Port Holdings Trust Class U	590,894	428,398
Keppel Land Ltd.	105,000	303,864
M1 Ltd.	58,000	130,024
Olam International Ltd.	90,000	150,404
SATS Ltd.	69,000	150,746
SembCorp Industries Ltd.	69,000	318,929
SembCorp Marine Ltd.(a)	170,360	690,217
SIA Engineering Co., Ltd.	74,536	252,767
Singapore Exchange Ltd.	55,000	313,850
Singapore Press Holdings Ltd.(a)	106,148	352,183
Singapore Technologies Engineering Ltd.	151,000	435,755
StarHub Ltd.	114,594	347,509
Venture Corp., Ltd.	19,000	124,684
Yangzijiang Shipbuilding Holdings Ltd.	210,000	167,767

Total Singapore		4,885,039
Spain – 5.0%
Acciona S.A.	5,708	325,236
Acerinox S.A.	18,442	207,030
ACS Actividades de Construccion y Servicios, S.A.(a)	49,022	1,010,960
Amadeus IT Holding S.A. Class A	14,128	329,525
Ebro Foods S.A.	9,412	165,645
Enagas S.A.	18,194	359,291
Ferrovial S.A.	42,446	552,893
Mapfre S.A.(a)	302,128	828,682
Obrascon Huarte Lain S.A.	9,100	210,143
Prosegur Cia de Seguridad S.A.	15,330	70,210

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	81

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2012

Investments	Shares	Value

Red Electrica Corp. S.A.	8,698	$412,854
Tecnicas Reunidas S.A.	3,090	143,826
Viscofan S.A.	1,432	65,622
Zardoya Otis S.A.	20,021	235,677

Total Spain		4,917,594
Sweden – 5.5%
Alfa Laval AB	11,306	205,372
Atlas Copco AB Class B	17,714	371,214
Boliden AB	12,529	209,243
Castellum AB	10,104	136,922
Electrolux AB Series B	14,337	354,238
Getinge AB Class B	5,820	175,933
Hakon Invest AB	9,479	163,655
Hexagon AB Class B(a)	4,603	98,847
Husqvarna AB Class B	24,220	123,786
Investment AB Kinnevik Class B	12,355	257,027
Investment AB Latour Class B	6,682	117,301
Meda AB Class A	9,483	96,109
Modern Times Group AB Class B	2,533	112,074
Ratos AB Class B	25,753	227,616
Scania AB Class B	12,682	233,075
Securitas AB Class B	15,196	114,214
Skanska AB Class B	20,433	331,274
SKF AB Class B	14,414	311,513
Swedish Match AB	10,565	427,975
Tele2 AB Class B	49,666	902,936
Trelleborg AB Class B	7,170	80,759
Volvo AB Class A	22,432	315,614

Total Sweden		5,366,697
Switzerland – 1.4%
Baloise Holding AG	2,730	214,815
Panalpina Welttransport Holding AG	620	59,275
Partners Group Holding AG	1,503	312,978
Schindler Holding AG	1,525	188,394
Schindler Holding AG Participating Shares	1,534	188,690
Straumann Holding AG	334	44,460
Sulzer AG	1,255	182,949
Swatch Group AG (The)	2,104	146,304

Total Switzerland		1,337,865
United Kingdom – 15.9%
Aberdeen Asset Management PLC	66,779	335,474
Admiral Group PLC	20,161	342,814
Aegis Group PLC	29,065	110,530
African Barrick Gold PLC	6,327	45,444
AMEC PLC	11,127	205,912
Amlin PLC	31,504	205,271
Ashmore Group PLC	39,492	217,142
Babcock International Group PLC	6,569	98,333
Balfour Beatty PLC	34,468	169,036
British Land Co. PLC	43,732	368,628
Bunzl PLC	8,766	156,983
Capita PLC	22,898	286,377

Carillion PLC	26,949	$117,932
Carnival PLC	7,769	286,411
Cobham PLC	45,184	161,759
Cookson Group PLC	9,262	89,289
Croda International PLC	2,850	111,603
Daily Mail & General Trust PLC Class A	25,163	195,649
Drax Group PLC	32,891	269,280
easyjet PLC	10,214	95,745
Eurasian Natural Resources Corp. PLC	64,340	320,727
Evraz PLC	65,962	262,667
Ferrexpo PLC	21,382	66,915
G4S PLC	53,587	229,916
GKN PLC	55,158	191,320
Halma PLC	10,644	72,860
Hammerson PLC	18,826	137,105
Hargreaves Lansdown PLC	22,612	229,489
ICAP PLC	47,672	247,185
IG Group Holdings PLC	25,230	181,707
IMI PLC	12,141	176,447
Inchcape PLC	19,866	115,358
Inmarsat PLC	29,637	282,361
InterContinental Hotels Group PLC	7,127	186,440
Intertek Group PLC	1,754	77,607
Investec PLC	41,763	257,886
ITV PLC	102,810	146,759
J. Sainsbury PLC	103,374	580,076
Jardine Lloyd Thompson Group PLC	9,908	122,476
Johnson Matthey PLC	5,551	216,295
Kazakhmys PLC	22,242	248,721
Ladbrokes PLC	47,634	132,917
London Stock Exchange Group PLC	11,257	171,417
Lonmin PLC(a)	4,221	38,000
Man Group PLC	306,381	407,422
Marks & Spencer Group PLC	90,265	520,071
Meggitt PLC	20,867	133,066
Melrose PLC	12,920	50,531
Michael Page International PLC	11,087	63,700
Millennium & Copthorne Hotels PLC	14,113	110,689
Mondi PLC	15,404	156,708
Next PLC	5,844	325,573
Pennon Group PLC	13,749	160,409
PZ Cussons PLC	9,849	47,712
Rexam PLC	36,760	258,157
Rotork PLC	1,701	62,159
RSA Insurance Group PLC(a)	288,665	515,080
Sage Group PLC (The)	57,097	288,955
Segro PLC	51,887	190,029
Serco Group PLC	6,525	61,112
Severn Trent PLC	11,495	311,658
Smith & Nephew PLC	20,356	224,672
Smiths Group PLC	10,184	170,536
Spectris PLC	2,539	70,725
St. James’s Place PLC	15,178	89,974

See Notes to Financial Statements.

82	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2012

Investments	Shares	Value

Stagecoach Group PLC	26,595	$120,591
Standard Life PLC	151,278	666,161
TalkTalk Telecom Group PLC	41,716	124,891
Tate & Lyle PLC	23,343	250,855
Travis Perkins PLC	5,346	89,867
TUI Travel PLC	91,995	347,764
United Utilities Group PLC	38,862	449,321
Vedanta Resources PLC	11,858	197,036
Weir Group PLC (The)	5,354	152,855
Whitbread PLC	4,885	178,906
William Hill PLC	38,155	195,189

Total United Kingdom		15,554,637
TOTAL COMMON STOCKS (Cost: $92,082,405)		96,768,181
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree Australia Dividend Fund(c)	2,150	113,111
WisdomTree Japan Hedged Equity Fund(c)	3,540	111,935

TOTAL EXCHANGE-TRADED FUNDS (Cost: $221,285)		225,046
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.3%
MONEY MARKET FUND – 14.3%
United States – 14.3%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(d)
(Cost: $13,947,223)(e)	13,947,223	13,947,223
TOTAL INVESTMENTS IN SECURITIES – 113.7% (Cost: $106,250,913)(f)		110,940,450
Liabilities in Excess of Foreign Currency and Other Assets – (13.7)%		(13,345,136)

NET ASSETS – 100.0%		$97,595,314
PPS – Price Protected Shares

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated company (See Note 4).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(e)	At September 30, 2012, the total market value of the Fund’s securities on loan was $13,206,121 and the total market value of the collateral held by the Fund was $13,947,223.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	83

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 13.8%
APN News & Media Ltd.	1,415,649	$500,525
ARB Corp., Ltd.	37,203	377,589
Aristocrat Leisure Ltd.(a)	214,421	599,806
Arrium Ltd.	1,287,551	729,714
ASG Group Ltd.(a)	411,097	280,012
Ausdrill Ltd.	200,330	604,137
Ausenco Ltd.(a)	94,713	263,959
Australian Pharmaceutical Industries Ltd.	1,035,816	463,172
Automotive Holdings Group	330,581	1,041,627
Beach Energy Ltd.	340,094	447,385
Boart Longyear Ltd.	190,198	325,359
Bradken Ltd.	189,892	1,099,901
Breville Group Ltd.	104,466	613,783
Brickworks Ltd.	84,794	892,354
BT Investment Management Ltd.	448,289	974,307
Cabcharge Australia Ltd.(a)	123,198	700,781
Cardno Ltd.(a)	83,966	633,043
carsales.com Ltd.(a)	149,251	1,202,847
Challenger Infrastructure Fund Class A(a),(b)	470,224	669,911
CSG Ltd.	480,071	227,148
CSR Ltd.(a)	544,473	883,268
Data#3 Ltd.	340,662	389,680
David Jones Ltd.(a)	943,281	2,462,104
DuluxGroup Ltd.(a)	292,369	1,003,314
DWS Ltd.	300,998	497,682
Emeco Holdings Ltd.	629,667	477,997
Envestra Ltd.(b)	1,286,539	1,210,774
Fairfax Media Ltd.(a)	2,371,489	1,023,436
FKP Property Group(a),(b)	1,225,751	318,665
Fleetwood Corp., Ltd.	61,763	652,550
Grange Resources Ltd.	1,511,852	416,626
GUD Holdings Ltd.(a)	99,982	854,644
GWA Group Ltd.(a)	467,665	887,543
Hastings Diversified Utilities Fund	265,511	717,873
Hills Holdings Ltd.(a)	469,556	559,094
iiNET Ltd.	119,616	457,750
Imdex Ltd.	167,789	286,153
Independence Group NL(a)	93,983	411,456
Invocare Ltd.	75,738	675,760
IOOF Holdings Ltd.(a)	303,208	1,809,856
Iress Market Technology Ltd.(a)	134,048	1,037,110
JB Hi-Fi Ltd.(a)	152,893	1,442,070
M2 Telecommunications Group Ltd.(a)	114,339	411,398
McMillan Shakespeare Ltd.	46,384	586,534
Medusa Mining Ltd.	67,581	425,882
Mermaid Marine Australia Ltd.(a)	131,912	426,615
Mount Gibson Iron Ltd.	1,345,773	1,049,602
Myer Holdings Ltd.(a)	1,115,254	2,023,768
MyState Ltd.	140,533	496,877
Navitas Ltd.(a)	329,885	1,447,660
NIB Holdings Ltd.	405,985	717,712
NRW Holdings Ltd.	192,565	410,509

OrotonGroup Ltd.(a)	59,370	$430,937
Pacific Brands Ltd.	1,543,064	978,826
Perpetual Ltd.	46,968	1,268,427
Primary Health Care Ltd.(a)	276,011	1,039,026
Qube Logistics Holdings Ltd.(a)	275,469	423,961
Retail Food Group Ltd.	116,812	359,559
RHG Ltd.	2,150,521	883,349
Ridley Corp., Ltd.	326,459	395,500
SAI Global Ltd.	92,009	405,684
Salmat Ltd.(a)	276,313	698,231
Sedgman Ltd.(a)	231,195	272,876
Seven West Media Ltd.(a)	2,241,426	2,645,525
Sigma Pharmaceuticals Ltd.	1,179,200	784,800
Skilled Group Ltd.	147,384	392,357
SMS Management & Technology Ltd.	88,052	576,861
STW Communications Group Ltd.	605,731	639,348
Super Retail Group Ltd.(a)	120,263	974,229
Thorn Group Ltd.(a)	211,645	402,764
TPG Telecom Ltd.	353,913	817,036
Transfield Services Ltd.	496,308	903,194
Webjet Ltd.(a)	91,030	387,168
Western Areas NL(a)	118,840	527,694
WHK Group Ltd.	410,422	409,726
Wotif.com Holdings Ltd.(a)	208,005	832,772

Total Australia		56,569,172
Austria – 0.5%
RHI AG	25,528	679,332
Schoeller-Bleckmann Oilfield Equipment AG	7,420	771,112
Wienerberger AG	39,606	307,247
Zumtobel AG(a)	31,647	341,996

Total Austria		2,099,687
Belgium – 1.5%
Arseus N.V.	18,373	340,844
Barco N.V.	5,622	382,610
Bekaert N.V.(a)	41,430	1,194,179
Cofinimmo	13,844	1,539,344
EVS Broadcast Equipment S.A.	11,216	620,030
Exmar N.V.	100,256	760,978
Melexis N.V.	30,878	521,980
Tessenderlo Chemie N.V.	23,571	660,762

Total Belgium		6,020,727
Denmark – 0.6%
D/S Norden	13,319	355,811
East Asiatic Co., Ltd. A/S	12,858	275,151
Pandora A/S(a)	140,459	1,914,931

Total Denmark		2,545,893
Finland – 2.7%
Alma Media Oyj(a)	86,072	538,156
Amer Sports Oyj	56,359	733,759
Huhtamaki Oyj	61,658	984,398
Kemira Oyj(a)	114,618	1,595,474
Konecranes Oyj	36,627	1,063,041

See Notes to Financial Statements.

84	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2012

Investments	Shares	Value

Lassila & Tikanoja Oyj	36,549	$498,415
Ramirent Oyj	72,595	583,709
Rautaruukki Oyj(a)	171,329	1,080,032
Sanoma Oyj(a)	194,305	1,743,564
Tieto Oyj	48,803	843,831
Tikkurila Oyj	32,490	618,198
Uponor Oyj	52,964	558,733

Total Finland		10,841,310
France – 4.1%
Affine S.A.	28,076	431,270
Alten Ltd.	21,213	679,261
April	26,229	438,667
Beneteau S.A.	26,348	288,122
Bourbon S.A.	40,953	1,178,059
Derichebourg S.A.	150,111	475,842
Etablissements Maurel et Prom	58,828	873,373
Faiveley Transport	7,082	440,197
GL Events S.A.	17,012	328,070
IPSOS	10,532	337,245
Mersen	12,408	365,550
Metropole Television S.A.	150,659	2,058,398
Nexans S.A.	13,470	633,207
Nexity S.A.	65,343	1,890,594
Plastic Omnium S.A.	25,354	632,135
Rallye S.A.	44,968	1,365,291
Rubis	13,009	764,922
Saft Groupe S.A.	13,984	324,277
Sechilienne-Sidec	32,649	514,116
Societe d’Edition de Canal +	99,709	614,953
Societe Television Francaise 1	264,594	2,205,452

Total France		16,839,001
Germany – 4.1%
Aixtron SE	31,684	422,900
Balda AG(a)	214,297	1,371,848
Bechtle AG	12,429	479,697
Bertrandt AG	4,409	326,150
Comdirect Bank AG	121,679	1,214,750
CTS Eventim AG	10,064	299,537
Delticom AG(a)	7,751	518,526
Douglas Holding AG	17,073	775,783
Drillisch AG	68,533	832,215
Duerr AG	6,328	421,947
ElringKlinger AG	21,572	571,421
Gerresheimer AG	7,130	373,056
Gildemeister AG	19,668	349,433
H&R AG	16,912	284,585
Hamborner REIT AG	47,860	425,954
Indus Holding AG	17,383	424,342
Leoni AG	20,840	779,118
MLP AG	140,773	916,207
NORMA Group	14,753	398,574
Pfeiffer Vacuum Technology AG	4,742	507,019
Prime Office REIT-AG	82,122	359,104

Rheinmetall AG	25,045	$1,169,600
Sixt AG	21,986	425,972
SMA Solar Technology AG(a)	24,322	851,564
Takkt AG	66,395	811,463
Vossloh AG	6,059	558,972
Wincor Nixdorf AG	26,442	1,035,156

Total Germany		16,904,893
Hong Kong – 2.2%
China Everbright International Ltd.(a)	662,000	350,073
China Power International Development Ltd.	2,045,000	559,172
China South City Holdings Ltd.(a)	2,666,000	378,241
China Travel International Investment Hong Kong	2,522,000	455,396
Citic Telecom International Holdings Ltd.	2,475,000	494,792
City Telecom (HK) Ltd.(a)	2,264,146	537,327
Dah Sing Banking Group Ltd.(a)	797,600	744,800
Dah Sing Financial Holdings Ltd.	216,000	746,629
Emperor Watch & Jewellery Ltd.	3,409,368	369,377
Goldlion Holdings Ltd.	1,133,000	496,850
Guotai Junan International Holdings Ltd.	916,337	243,466
Henderson Investment Ltd.	4,185,000	313,069
Shenzhen Investment Ltd.	3,292,000	764,273
Singamas Container Holdings Ltd.	2,118,000	519,034
Sinotruk Hong Kong Ltd.(a)	654,500	380,717
Vitasoy International Holdings Ltd.	637,364	558,179
Welling Holding Ltd.	6,296,000	763,324
YGM Trading Ltd.	146,000	326,903

Total Hong Kong		9,001,622
Ireland – 0.7%
C&C Group PLC	145,547	693,373
Irish Continental Group PLC	25,924	594,986
Smurfit Kappa Group PLC	93,428	943,531
United Drug PLC	166,790	632,997

Total Ireland		2,864,887
Israel – 2.4%
Amot Investments Ltd.	219,090	487,661
Clal Industries & Investments Ltd.	644,896	2,072,939
Delek Automotive Systems Ltd.	112,906	689,294
Elbit Systems Ltd.	18,195	621,496
Gazit-Globe Ltd.	81,252	885,840
Hot Telecommunication System Ltd.	124,904	1,174,855
Matrix IT Ltd.	88,761	355,225
Migdal Insurance & Financial Holding Ltd.	374,134	436,887
Ormat Industries Ltd.	175,954	847,252
Osem Investments Ltd.	32,563	447,897
Reit 1 Ltd.	234,436	397,997
Shikun & Binui Ltd.	503,720	780,426
Shufersal Ltd.	228,553	553,526

Total Israel		9,751,295
Italy – 5.4%
ACEA SpA	220,311	1,317,950
Astaldi SpA	56,210	365,186
Autostrada Torino-Milano SpA	110,699	1,004,020

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	85

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2012

Investments	Shares	Value

Azimut Holding SpA	69,409	$801,420
Banca Generali SpA	99,050	1,327,798
Banca Piccolo Credito Valtellinese Scarl	499,378	819,766
Banca Popolare di Sondrio SCRL	84,064	495,319
Beni Stabili SpA	1,664,748	878,096
Brembo SpA	47,344	478,737
Cairo Communications SpA	143,147	489,493
Credito Emiliano SpA	144,001	668,408
Danieli & Co. SpA(a)	20,190	505,722
DiaSorin SpA(a)	17,293	602,906
ERG SpA	166,189	1,201,568
Geox SpA(a)	329,104	870,494
Hera SpA(a)	1,229,909	1,985,758
I.M.A. Industria Macchine Automatiche SpA	31,495	544,971
Impregilo SpA(a)	127,492	518,954
Indesit Co. SpA	123,049	612,631
Intesa Sanpaolo SpA RSP	603,590	781,177
Iren SpA	788,669	452,116
Italcementi SpA RSP	267,953	699,785
MARR SpA	63,138	607,984
Piaggio & C. SpA	214,837	488,653
Recordati SpA	153,972	1,095,410
Societa Iniziative Autostradali e Servizi SpA	198,485	1,594,666
Sogefi SpA	143,332	364,368
Zignago Vetro SpA	74,944	444,475

Total Italy		22,017,831
Japan – 23.9%
77 Bank Ltd. (The)	101,000	420,617
Achilles Corp.	251,000	341,979
ADEKA Corp.(a)	48,500	367,179
Aeon Delight Co., Ltd.	15,400	340,661
Ai Holdings Corp.	63,800	414,946
Aica Kogyo Co., Ltd.	30,600	525,077
Aichi Steel Corp.(a)	106,000	435,990
Airport Facilities Co., Ltd.	76,100	350,177
Akebono Brake Industry Co., Ltd.(a)	70,000	312,211
Alps Electric Co., Ltd.(a)	86,700	450,216
Amano Corp.	51,100	441,378
ANRITSU Corp.(a)	31,000	403,239
Aomori Bank Ltd. (The)	129,000	407,892
Arcs Co., Ltd.	17,300	402,036
Arnest One Corp.	43,900	679,378
Asahi Diamond Industrial Co., Ltd.(a)	34,300	387,087
Asahi Holdings, Inc.(a)	20,500	345,707
Asahi Organic Chemicals Industry Co., Ltd.	143,000	345,553
Atsugi Co., Ltd.	301,000	348,200
Avex Group Holdings, Inc.	33,200	685,337
Awa Bank Ltd. (The)(a)	50,000	323,907
Azbil Corp.	36,000	726,015
Bank of the Ryukyus Ltd.	29,800	389,545
Calsonic Kansei Corp.(a)	61,000	236,003
Canon Electronics, Inc.	22,700	501,559
Capcom Co., Ltd.	22,900	475,661

Casio Computer Co., Ltd.(a)	123,200	$875,702
Chiyoda Co., Ltd.	22,100	609,028
Chugoku Marine Paints Ltd.	68,000	328,638
Chukyo Bank Ltd. (The)(a)	135,000	294,987
Coca-Cola Central Japan Co., Ltd.	28,400	367,959
COMSYS Holdings Corp.	47,200	660,679
Daifuku Co., Ltd.	60,500	304,055
Daishi Bank Ltd. (The)	161,000	527,699
DCM Holdings Co., Ltd.	58,300	389,666
Doutor Nichires Holdings Co., Ltd.	24,300	306,405
DTS Corp.	25,200	344,961
eAccess Ltd.(a)	2,408	466,434
Ebara Corp.	101,000	424,512
EDION Corp.(a)	82,700	366,729
Ehime Bank Ltd. (The)	122,000	326,170
Eighteenth Bank Ltd. (The)	136,000	361,851
Eizo Nanao Corp.	14,800	264,612
Ezaki Glico Co., Ltd.(a)	37,000	459,409
F.C.C. Co., Ltd.(a)	21,500	346,819
Fancl Corp.(a)	32,700	386,263
Fujitec Co., Ltd.	56,000	330,386
Fukui Bank Ltd. (The)	170,000	421,722
Fukuyama Transporting Co., Ltd.(a)	82,000	456,375
Furukawa-Sky Aluminum Corp.(a)	108,000	280,411
GMO Internet, Inc.(a)	76,600	521,825
Goldcrest Co., Ltd.	25,450	395,162
Gunze Ltd.	165,000	426,285
Hakuto Co., Ltd.	37,100	341,434
Hanwa Co., Ltd.	127,000	442,378
Heiwa Real Estate Co., Ltd.	31,200	360,524
Heiwado Co., Ltd.(a)	24,700	360,658
Hibiya Engineering Ltd.	31,000	404,833
Higashi-Nippon Bank Ltd. (The)	189,000	415,411
Hitachi Koki Co., Ltd.	62,000	474,165
Hitachi Kokusai Electric, Inc.	37,000	245,874
Hogy Medical Co., Ltd.	7,700	414,692
Hokkoku Bank Ltd. (The)	96,000	366,478
Hokuetsu Bank Ltd. (The)	216,000	441,440
Hokuetsu Kishu Paper Co., Ltd.(a)	78,000	387,995
Hokuto Corp.(a)	19,000	403,445
HORIBA Ltd.	10,200	301,018
Hyakugo Bank Ltd. (The)	98,000	442,134
Ichiyoshi Securities Co., Ltd.	63,297	316,485
IDEC Corp.(a)	41,100	358,172
Inaba Denki Sangyo Co., Ltd.	17,400	500,530
Inabata & Co., Ltd.	63,900	415,596
Ito En Ltd.	29,300	587,130
Itochu Enex Co., Ltd.	77,200	413,784
Iwatani Corp.	115,000	419,794
Izumi Co., Ltd.	12,600	272,730
Jafco Co., Ltd.	17,000	331,478
Japan Aviation Electronics Industry Ltd.	34,000	286,684
Japan Pulp & Paper Co., Ltd.(a)	124,000	419,177
Japan Wool Textile Co., Ltd. (The)(a)	51,000	382,828

See Notes to Financial Statements.

86	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2012

Investments	Shares	Value

J-Oil Mills, Inc.(a)	106,000	$295,656
Juroku Bank Ltd. (The)	110,000	381,748
Kaken Pharmaceutical Co., Ltd.(a)	45,000	674,422
Kandenko Co., Ltd.(a)	94,000	450,668
Kanematsu Electronics Ltd.	34,902	391,189
Kasumi Co., Ltd.	49,400	329,545
Keihin Corp.(a)	25,900	307,271
Keiyo Bank Ltd. (The)	72,000	331,311
Kiyo Holdings, Inc.	171,800	249,530
KOA Corp.(a)	31,900	272,257
KOKUYO Co., Ltd.	62,200	506,874
Kose Corp.	17,900	418,510
K’s Holdings Corp.(a)	22,000	550,848
Kurabo Industries Ltd.	220,000	361,954
Kureha Corp.(a)	90,000	359,769
Kuroda Electric Co., Ltd.	31,800	388,712
KYB Co., Ltd.(a)	83,000	296,581
KYORIN Holdings, Inc.	25,000	617,288
Kyoritsu Maintenance Co., Ltd.	18,500	410,424
Kyowa Exeo Corp.	38,900	461,000
Lintec Corp.(a)	30,500	557,468
Lion Corp.	89,000	520,501
Maeda Corp.	86,000	411,208
Maeda Road Construction Co., Ltd.	32,000	419,126
Matsumotokiyoshi Holdings Co., Ltd.(a)	13,400	331,900
Max Co., Ltd.	35,000	412,982
Meitec Corp.	17,800	406,792
Michinoku Bank Ltd. (The)	142,000	288,380
Mie Bank Ltd. (The)	181,000	416,440
Mikuni Coca-Cola Bottling Co., Ltd.	39,000	342,879
Mimasu Semiconductor Industry Co., Ltd.	41,200	315,090
Minebea Co., Ltd.(a)	95,000	321,144
Mitsui Home Co., Ltd.	73,000	381,889
Miura Co., Ltd.	16,300	395,977
Miyazaki Bank Ltd. (The)	141,000	387,841
Mochida Pharmaceutical Co., Ltd.(a)	44,000	546,324
Morinaga & Co., Ltd.	180,000	416,452
Moshi Moshi Hotline, Inc.	37,800	554,853
Musashino Bank Ltd. (The)	15,300	472,373
Nagaileben Co., Ltd.	22,200	351,548
Nagase & Co., Ltd.	42,200	471,902
NEC Fielding Ltd.	38,400	470,869
NEC Mobiling Ltd.	10,000	395,244
NEC Networks & System Integration Corp.	22,800	383,321
NET One Systems Co., Ltd.(a)	22,864	288,886
NICHIAS Corp.(a)	65,000	348,393
Nichirei Corp.	107,000	587,262
NIDEC Corp.	4,284	314,417
Nifco, Inc.(a)	18,900	438,004
Nihon Kohden Corp.	13,800	480,517
Nippo Corp.	32,000	372,236
Nippon Beet Sugar Manufacturing Co., Ltd.	163,000	318,458
Nippon Flour Mills Co., Ltd.	85,000	380,206
Nippon Kayaku Co., Ltd.	71,000	764,756

Nippon Konpo Unyu Soko Co., Ltd.	26,700	$346,963
Nippon Light Metal Co., Ltd.(a)	232,000	226,632
Nippon Suisan Kaisha Ltd.(a)	239,000	516,093
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	56,000	366,375
Nippon Thompson Co., Ltd.(a)	69,000	234,139
Nippon Valqua Industries Ltd.	136,000	375,835
Nipro Corp.(a)	120,600	776,614
Nishimatsu Construction Co., Ltd.	174,000	268,380
Nishi-Nippon Railroad Co., Ltd.(a)	81,000	351,902
Nissan Chemical Industries Ltd.(a)	66,800	749,568
Nisshinbo Holdings, Inc.	66,000	436,041
Nitto Boseki Co., Ltd.(a)	100,000	338,046
NOF Corp.	56,000	270,643
NORITAKE Co., Ltd.	145,000	365,296
NS Solutions Corp.(a)	21,800	462,620
NSD Co., Ltd.	42,300	414,301
Ogaki Kyoritsu Bank Ltd. (The)	147,000	532,828
Oita Bank Ltd. (The)	72,000	236,915
Okasan Securities Group, Inc.	84,800	318,272
OKUMA Corp.(a)	44,000	260,720
OKUMURA Corp.	134,000	442,648
Onward Holdings Co., Ltd.	91,000	727,532
OSAKA Titanium Technologies Co.(a)	10,200	212,784
OSG Corp.	24,800	345,542
Paltac Corp.	26,993	390,323
PanaHome Corp.	67,000	391,838
Parco Co., Ltd.	31,100	334,185
Paris Miki Holdings, Inc.(a)	53,000	313,368
Pigeon Corp.	10,000	458,869
Plenus Co., Ltd.	26,300	458,053
Point, Inc.	12,880	466,031
Pola Orbis Holdings, Inc.	13,982	442,104
Relo Holdings, Inc.	10,420	367,245
Resorttrust, Inc.(a)	29,000	542,725
RIKEN Corp.	86,000	317,249
Round One Corp.(a)	65,600	317,039
Ryoden Trading Co., Ltd.	52,000	308,123
Ryohin Keikaku Co., Ltd.(a)	10,100	640,013
Ryosan Co., Ltd.(a)	19,600	352,951
SAIBUGAS Co., Ltd.(a)	168,078	479,606
San-In Godo Bank Ltd. (The)	46,000	336,427
Sanki Engineering Co., Ltd.	62,000	290,874
Sankyo Seiko Co., Ltd.	95,400	321,270
Sankyu, Inc.	108,000	409,512
Sanwa Holdings Corp.(a)	85,000	335,411
Sanyo Chemical Industries Ltd.	60,000	310,797
Sanyo Shokai Ltd.	103,000	323,033
Sanyo Special Steel Co., Ltd.(a)	96,000	298,612
Sapporo Holdings Ltd.	143,000	400,694
SBI Holdings, Inc.(a)	69,680	450,502
SCSK Corp.(a)	29,100	513,925
SEIKAGAKU Corp.	32,000	371,003
Seino Holdings Corp.	49,000	311,761

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	87

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2012

Investments	Shares	Value

Senko Co., Ltd.(a)	69,000	$300,656
Senshu Ikeda Holdings, Inc.	85,780	519,311
Shinko Electric Industries Co., Ltd.(a)	66,900	423,929
Shinko Plantech Co., Ltd.	35,900	293,937
Shinko Shoji Co., Ltd.	43,600	393,409
Shinmaywa Industries Ltd.	77,000	394,897
Sinanen Co., Ltd.	96,000	435,578
Sotetsu Holdings, Inc.(a)	124,000	417,584
Star Micronics Co., Ltd.	30,300	292,095
Sumitomo Bakelite Co., Ltd.(a)	119,000	416,041
Sumitomo Osaka Cement Co., Ltd.	72,000	257,275
Sumitomo Warehouse Co., Ltd. (The)	77,000	355,308
Taiyo Holdings Co., Ltd.(a)	23,200	647,692
Takara Holdings, Inc.	54,000	400,488
Takara Standard Co., Ltd.	59,000	468,663
Takasago Thermal Engineering Co., Ltd.	52,400	425,666
Tamron Co., Ltd.	12,400	380,925
TOAGOSEI Co., Ltd.	127,000	479,923
Tochigi Bank Ltd. (The)	106,000	392,391
Toda Corp.	146,000	441,003
Toei Co., Ltd.	95,000	536,054
Toho Bank Ltd. (The)	123,000	423,702
Toho Holdings Co., Ltd.	12,100	248,532
Toho Zinc Co., Ltd.(a)	94,000	331,054
Tokai Carbon Co., Ltd.	88,000	269,203
TOKAI Holdings Corp.	89,026	392,493
Tokai Rika Co., Ltd.	26,100	368,017
Tokai Rubber Industries Ltd.	34,900	334,645
Tokai Tokyo Financial Holdings, Inc.(a)	140,701	472,017
Tokyo Tatemono Co., Ltd.	129,000	505,720
TOKYOTOKEIBA Co., Ltd.	254,000	372,185
TOKYU LIVABLE, Inc.(a)	32,400	430,195
TOMONY Holdings, Inc.	82,363	369,469
TOMY Co., Ltd.(a)	51,600	288,509
Toppan Forms Co., Ltd.	62,800	609,434
Toshiba Plant Systems & Services Corp.	27,000	360,925
Toshiba TEC Corp.	113,000	502,545
TOSOH Corp.(a)	327,000	622,057
Toyo Ink SC Holdings Co., Ltd.	194,000	698,201
Toyo Kohan Co., Ltd.	101,000	295,990
Toyo Tire & Rubber Co., Ltd.	125,000	314,910
Toyobo Co., Ltd.	399,000	476,954
transcosmos, Inc.	24,900	317,811
TS Tech Co., Ltd.	18,600	299,799
Tsumura & Co.(a)	26,100	822,586
Tsuruha Holdings, Inc.	6,000	450,386
USHIO, Inc.	45,000	542,545
Valor Co., Ltd.	14,700	244,874
Wacoal Holdings Corp.	43,000	519,537
Xebio Co., Ltd.(a)	13,100	273,281
Yodogawa Steel Works Ltd.(a)	123,000	415,797
ZENRIN Co., Ltd.	37,000	495,553

Total Japan		97,702,339

Netherlands – 2.0%
Accell Group N.V.	18,296	$302,578
Arcadis N.V.	22,529	477,359
BinckBank N.V.	64,411	474,401
Brunel International N.V.	8,017	350,620
CSM	44,015	784,826
Koninklijke BAM Groep N.V.(a)	210,253	643,497
Koninklijke Ten Cate N.V.	16,733	385,656
Mediq N.V.	45,693	758,314
Nieuwe Steen Investments N.V.	97,522	799,444
PostNL N.V.*	575,316	2,005,790
Sligro Food Group N.V.	24,407	606,954
TKH Group N.V.	24,542	513,066

Total Netherlands		8,102,505
New Zealand – 2.6%
Air New Zealand Ltd.	655,702	631,842
DNZ Property Fund Ltd.	321,542	419,355
Fisher & Paykel Healthcare Corp., Ltd.	611,249	1,167,858
Freightways Ltd.	134,502	468,152
Infratil Ltd.	434,891	782,137
Kathmandu Holdings Ltd.	327,292	475,793
Nuplex Industries Ltd.(a)	285,520	683,083
NZX Ltd.	316,899	297,470
Port of Tauranga Ltd.	68,002	716,849
Restaurant Brands New Zealand Ltd.	238,469	449,678
Ryman Healthcare Ltd.	212,468	723,638
Sky Network Television Ltd.	313,183	1,326,822
SKYCITY Entertainment Group Ltd.	532,071	1,670,727
Warehouse Group Ltd. (The)	387,914	947,386

Total New Zealand		10,760,790
Norway – 1.9%
Atea ASA	106,420	1,045,648
Austevoll Seafood ASA	127,404	574,173
Cermaq ASA	78,731	1,031,446
Copeinca ASA	82,613	684,016
Kvaerner ASA	285,913	739,155
Pronova BioPharma AS	223,790	392,868
SpareBank 1 SMN	116,604	753,624
SpareBank 1 SR Bank ASA	121,611	783,861
Tomra Systems ASA	48,001	425,526
Veidekke ASA	102,821	810,024
Wilh. Wilhelmsen ASA Class B	66,590	459,458

Total Norway		7,699,799
Portugal – 1.7%
Mota-Engil, SGPS, S.A.	347,615	547,828
Portucel – Empresa Produtora de Pasta e Papel S.A.	1,160,925	3,105,048
REN – Redes Energeticas Nacionais S.A.	310,145	801,594
Sonae	2,219,859	1,479,329
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	342,407	962,507

Total Portugal		6,896,306

See Notes to Financial Statements.

88	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2012

Investments	Shares	Value

Singapore – 5.4%
Boustead Singapore Ltd.	753,000	$592,357
Cache Logistics Trust Class REIT	686,930	699,978
Cerebos Pacific Ltd.	177,000	945,097
Chip Eng Seng Corp., Ltd.	1,344,000	531,377
Cityspring Infrastructure Trust	2,165,649	767,961
Dyna-Mac Holdings Ltd.	1,251,450	561,097
Fortune REIT	899,000	685,273
Fragrance Group Ltd.	2,227,722	517,568
GuocoLand Ltd.	171,000	280,191
Guthrie GTS Ltd.	1,419,388	728,959
Hi-P International Ltd.	561,000	473,331
Ho Bee Investment Ltd.	449,000	560,015
Hong Leong Asia Ltd.	345,000	483,737
K-Green Trust(a)	748,000	625,010
Low Keng Huat (Singapore) Ltd.	1,354,642	530,063
Mapletree Commercial Trust(a)	1,413,318	1,347,992
Orchard Parade Holdings Ltd.	255,000	490,584
OSIM International Ltd.	344,000	392,598
Perennial China Retail Trust	1,281,800	517,234
Petra Foods Ltd.	196,000	391,457
QAF Ltd.	717,282	432,696
Raffles Medical Group Ltd.	173,000	342,700
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	858,922	801,716
Sakari Resources Ltd.(a)	1,390,000	2,118,937
Sheng Siong Group Ltd.	1,091,604	413,790
Singapore Post Ltd.	1,203,000	1,073,844
STX OSV Holdings Ltd.	1,291,758	1,711,182
Super Group Ltd.	202,000	360,626
Technics Oil & Gas Ltd.	467,396	381,019
United Engineers Ltd.	328,000	665,786
UOB-Kay Hian Holdings Ltd.	472,000	631,026
Wing Tai Holdings Ltd.	610,000	850,330
Yongnam Holdings Ltd.	1,655,488	330,639

Total Singapore		22,236,170
Spain – 3.9%
Abengoa S.A.(a)	44,605	782,435
Almirall S.A.	107,335	836,804
Antena 3 de Television S.A.	413,621	1,889,038
Bankinter S.A.(a)	462,020	2,006,061
Bolsas y Mercados Espanoles(a)	112,039	2,358,821
Caja de Ahorros del Mediterraneo*(a)	46,484	80,134
Cie Automotive S.A.	43,684	304,601
Duro Felguera S.A.	152,362	933,025
Fomento de Construcciones y Contratas S.A.(a)	206,255	2,693,272
Grupo Catalana Occidente S.A.	86,399	1,413,857
Indra Sistemas, S.A.	196,027	1,901,502
Melia Hotels International S.A.	57,736	392,927
Papeles y Cartones de Europa S.A.(a)	129,440	333,882

Total Spain		15,926,359

Sweden – 4.4%
AarhusKarlshamn AB	17,619	$667,773
AF AB Class B	18,533	415,513
Axfood AB	32,049	1,206,860
Axis Communications AB(a)	31,979	795,012
Bilia AB Class A	36,354	485,156
Billerud AB(a)	89,609	837,103
Clas Ohlson AB Class B	35,197	461,663
Fabege AB	136,325	1,299,502
Hexpol AB	8,718	339,061
Hoganas AB Class B	22,494	783,924
Holmen AB Class B	30,589	837,435
Intrum Justitia AB	47,198	691,061
JM AB(a)	48,235	882,805
Kungsleden AB	163,929	927,579
Loomis AB Class B	47,403	674,180
Mekonomen AB	16,659	494,185
NCC AB Class B	69,357	1,323,332
Nibe Industrier AB Class B	29,029	479,271
Nolato AB Class B	37,420	399,506
Nordnet AB Class B	120,195	344,640
Peab AB	229,746	1,075,741
SSAB AB Class B	65,835	406,160
Svenska Cellulosa AB Class A	41,205	769,224
SWECO AB Class B	41,279	435,984
Wihlborgs Fastigheter AB	63,375	947,252

Total Sweden		17,979,922
Switzerland – 0.3%
Mobilezone Holding AG	51,299	540,392
Vontobel Holding AG	24,002	604,008

Total Switzerland		1,144,400
United Kingdom – 15.1%
Avocet Mining PLC	157,563	210,543
BBA Aviation PLC	286,030	912,215
Bellway PLC	33,644	500,092
Berendsen PLC	103,020	907,475
Bodycote PLC	69,255	436,931
Brewin Dolphin Holdings PLC	226,434	614,284
Britvic PLC	179,284	1,054,097
Cable & Wireless Communications PLC	6,557,676	3,820,630
Carphone Warehouse Group PLC	328,369	866,959
Chemring Group PLC	126,887	664,891
Chesnara PLC	216,986	677,126
Cineworld Group PLC	146,687	590,991
Close Brothers Group PLC	117,692	1,584,058
Computacenter PLC	118,066	724,481
Cranswick PLC	24,488	311,205
Dairy Crest Group PLC	120,233	672,349
De La Rue PLC	47,337	774,335
Debenhams PLC	664,073	1,098,081
Development Securities PLC	153,612	416,728
Diploma PLC	53,912	413,782
Domino Printing Sciences PLC	60,725	542,755

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	89

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2012

Investments	Shares	Value

Domino’s Pizza UK & IRL PLC	61,233	$525,048
Dunelm Group PLC	78,063	809,280
Electrocomponents PLC	359,620	1,163,170
Elementis PLC	150,818	565,015
Euromoney Institutional Investor PLC	55,431	689,227
F&C Asset Management PLC	385,737	602,021
Fenner PLC	67,404	420,138
Fidessa Group PLC	29,487	700,425
Filtrona PLC	82,311	684,516
Firstgroup PLC	616,989	2,391,152
Go-Ahead Group PLC	39,242	831,388
Greene King PLC	149,053	1,445,348
Greggs PLC	58,551	474,632
Halfords Group PLC	259,728	1,092,979
Hays PLC	1,205,404	1,500,740
Headlam Group PLC	95,011	471,202
Hill & Smith Holdings PLC	66,428	397,696
Homeserve PLC	323,865	1,098,252
Interserve PLC	137,868	811,706
ITE Group PLC	172,067	572,656
JD Sports Fashion PLC	30,267	342,615
JD Wetherspoon PLC	67,652	525,466
John Menzies PLC	46,643	485,808
Jupiter Fund Management PLC	266,047	1,046,966
Kcom Group PLC	416,062	551,930
Keller Group PLC	64,026	572,776
Kesa Electricals PLC	921,457	840,702
Kier Group PLC	29,554	618,023
Laird PLC	180,403	656,041
LSL Property Services PLC	97,675	331,224
Marshalls PLC	326,672	456,296
Marston’s PLC	492,220	907,703
Mecom Group PLC	335,935	451,604
Micro Focus International PLC	94,784	902,272
Mitie Group PLC	140,006	658,576
Moneysupermarket.com Group PLC	537,427	1,195,879
Morgan Crucible Co. PLC	140,577	599,517
Morgan Sindall Group PLC	45,553	489,903
N. Brown Group PLC	252,844	1,121,579
National Express Group PLC	309,785	1,049,005
New World Resources PLC Class A(a)	240,582	1,029,503
Novae Group PLC	64,993	388,317
Petropavlovsk PLC	88,130	582,626
Premier Farnell PLC	357,287	993,502
Renishaw PLC	25,188	672,334
Restaurant Group PLC	111,657	645,126
RPC Group PLC	74,735	514,226
RPS Group PLC	108,874	437,766
Savills PLC	97,523	627,873
Senior PLC	118,777	391,849
Shanks Group PLC	315,164	419,864
SIG PLC	252,060	402,956
Smiths News PLC	254,011	504,517
Spirent Communications PLC	125,635	312,834

Sportingbet PLC	700,721	$582,735
ST Modwen Properties PLC	103,616	332,798
Sthree PLC	160,053	734,654
Synergy Health PLC	27,121	402,914
Telecom Plus PLC	35,964	491,602
Tullett Prebon PLC	193,184	929,621
WH Smith PLC	92,838	969,199
WS Atkins PLC	57,029	670,878

Total United Kingdom		61,882,178
TOTAL COMMON STOCKS (Cost: $380,110,877)		405,787,086
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree Europe SmallCap Dividend Fund(c)	4,085	150,815
WisdomTree Japan SmallCap Dividend Fund(c)	2,902	122,784
TOTAL EXCHANGE-TRADED FUNDS (Cost: $258,337)		273,599
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 16.6%
MONEY MARKET FUND – 16.6% United States – 16.6%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(d)
(Cost: $67,878,939)(e)	67,878,939	67,878,939
TOTAL INVESTMENTS IN SECURITIES – 115.9% (Cost: $448,248,153)(f)		473,939,624
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (15.9)%		(65,018,559)

NET ASSETS – 100.0%		$408,921,065

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(e)	At September 30, 2012, the total market value of the Fund’s securities on loan was $64,193,635 and the total market value of the collateral held by the Fund was $67,878,939.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

90	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.4%
Argentina – 0.0%
IRSA Inversiones y Representaciones S.A. ADR	262,374	$1,833,994
Brazil – 12.7%
AES Tiete S.A.	1,000,192	9,056,352
Autometal S.A.	568,055	5,319,916
Banco do Brasil S.A.	10,170,532	124,324,326
Banco Santander Brasil S.A.	6,464,100	47,219,027
BM&F Bovespa S.A.	3,572,500	21,570,941
Brasil Insurance Participacoes e Administracao S.A.	445,073	4,179,141
Brookfield Incorporacoes S.A.	1,425,200	2,774,813
Centrais Eletricas Brasileiras S.A.	4,114,600	24,539,955
Cia Energetica de Minas Gerais	1,501,631	16,579,522
Cia Siderurgica Nacional S.A.	4,417,500	24,865,857
CPFL Energia S.A.	2,624,280	28,961,765
EDP – Energias do Brasil S.A.	1,937,200	12,288,921
Eternit S.A.	751,000	3,627,662
Grendene S.A.	500,060	3,389,109
Light S.A.	677,439	7,850,252
MRV Engenharia e Participacoes S.A.	762,088	4,556,451
Natura Cosmeticos S.A.	847,500	23,079,838
Oi S.A.	3,855,693	18,852,757
PDG Realty S.A. Empreendimentos e Participacoes	2,476,425	4,662,827
Santos Brasil Participacoes S.A.	490,800	7,015,576
Tractebel Energia S.A.	1,646,900	25,976,341
Vale S.A.	7,429,700	133,630,596
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	311,700	5,830,547

Total Brazil		560,152,492
Chile – 1.7%
Administradora de Fondos de Pensiones Habitat S.A.	3,930,358	6,013,518
Administradora de Fondos de Pensiones Provida S.A.	1,223,667	7,528,949
Aguas Andinas S.A. Class A	14,901,001	9,991,254
Banco de Chile	125,166,321	17,489,788
Corpbanca	997,561,862	12,026,238
ENTEL Chile S.A.	534,625	11,136,491
Inversiones Aguas Metropolitanas S.A.	4,846,946	8,770,975

Total Chile		72,957,213
China – 13.7%
Bank of China Ltd. Class H	198,212,000	75,416,812
China Citic Bank Corp., Ltd. Class H	42,448,000	20,147,505
China Construction Bank Corp. Class H	451,954,000	313,612,036
China Petroleum & Chemical Corp. Class H	38,694,000	36,132,533
China Suntien Green Energy Corp., Ltd. Class H	23,125,342	4,235,383
Chongqing Rural Commercial Bank Class H(a)	22,852,991	9,019,463
Datang International Power Generation Co., Ltd. Class H	9,238,000	3,109,816

Guangzhou R&F Properties Co., Ltd. Class H(a)	9,785,600	$11,270,810
Industrial & Commercial Bank of China Class H	180,306,000	106,510,364
Sinopec Shanghai Petrochemical Co., Ltd. Class H	16,456,000	4,244,930
Yanzhou Coal Mining Co., Ltd. Class H(a)	6,612,000	10,080,139
Zhejiang Expressway Co., Ltd. Class H	17,716,724	12,339,382

Total China		606,119,173
Czech Republic – 2.4%
CEZ AS(a)	1,558,951	58,092,807
Komercni Banka AS	86,510	17,238,179
Telefonica Czech Republic AS(a)	1,602,694	32,361,127

Total Czech Republic		107,692,113
Hungary – 0.2%
Magyar Telekom Telecommunications PLC	4,352,957	8,348,943
Indonesia – 1.8%
AKR Corporindo Tbk PT	6,324,500	2,808,686
Aneka Tambang Persero Tbk PT	61,558,000	8,683,731
Astra Agro Lestari Tbk PT	3,739,000	8,575,867
Bank Tabungan Negara Persero Tbk PT	39,355,510	5,921,832
Indo Tambangraya Megah Tbk PT	5,901,000	25,990,298
Japfa Comfeed Indonesia Tbk PT	9,777,080	4,801,701
Perusahaan Gas Negara Persero Tbk PT	49,248,000	21,227,586
Timah Persero Tbk PT	22,301,298	3,612,018

Total Indonesia		81,621,719
Malaysia – 4.7%
Batu Kawan Bhd	430,000	2,532,308
Berjaya Sports Toto Bhd	6,567,100	9,303,302
Boustead Holdings Bhd	2,843,297	4,837,279
British American Tobacco Malaysia Bhd	645,250	12,750,892
Carlsberg Brewery Malaysia Bhd	1,442,850	5,428,685
CB Industrial Product Holding Bhd	3,517,242	3,049,466
Coastal Contracts Bhd	5,010,608	2,868,825
DiGi.Com Bhd	17,136,400	29,602,549
HAP Seng Consolidated Bhd	12,543,100	6,730,144
Hap Seng Plantations Holdings Bhd	3,383,496	3,154,904
Lafarge Malayan Cement Bhd	2,856,927	8,318,878
Malayan Banking Bhd	20,805,800	61,331,673
Malaysia Building Society	5,525,708	4,356,930
Maxis Bhd	19,930,300	45,122,747
Media Prima Bhd	7,512,300	5,726,700
TDM Bhd	1,710,390	1,908,205
Tradewinds Malaysia Bhd	1,252,608	2,954,786

Total Malaysia		209,978,273
Mexico – 2.8%
Bolsa Mexicana de Valores S.A.B de C.V.	2,840,900	5,864,200
Grupo Mexico S.A.B. de C.V. Series B	18,456,900	60,981,089
Grupo Modelo S.A.B de CV Series C	6,210,100	56,042,926

Total Mexico		122,888,215

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	91

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2012

Investments	Shares	Value

Philippines – 1.2%
Globe Telecom, Inc.	459,360	$12,740,729
Philippine Long Distance Telephone Co.	500,030	33,371,294
Semirara Mining Corp.	1,162,710	6,187,741

Total Philippines		52,299,764
Poland – 3.9%
Asseco Poland S.A.	161,766	2,256,155
Bank Handlowy w Warszawie S.A.	248,086	6,814,805
KGHM Polska Miedz S.A.	958,105	45,609,094
Powszechna Kasa Oszczednosci Bank Polski S.A.	2,496,611	27,744,019
Powszechny Zaklad Ubezpieczen S.A.	296,481	33,317,151
Synthos S.A.	6,652,202	11,836,104
Tauron Polska Energia S.A.	9,443,198	14,443,873
Telekomunikacja Polska S.A.	5,120,487	26,293,334
Warsaw Stock Exchange	377,865	4,317,042

Total Poland		172,631,577
Russia – 13.8%
Gazprom Neft JSC ADR(a)	2,570,994	63,169,322
Gazprom OAO ADR	31,970,168	320,660,785
LUKOIL OAO ADR	1,702,708	104,886,813
Mobile Telesystems OJSC ADR	2,958,169	51,827,121
Novolipetsk Steel OJSC Reg S GDR	1,327,181	26,278,184
Phosagro OAO GDR(a)	815,626	10,937,544
Tatneft ADR(a)	734,723	30,468,963

Total Russia		608,228,732
South Africa – 8.0%
ABSA Group Ltd.	1,687,833	28,331,187
African Bank Investments Ltd.(a)	4,346,137	17,408,462
Allied Technologies Ltd.(a)	818,654	4,315,938
Coronation Fund Managers Ltd.	2,563,400	9,630,827
Exxaro Resources Ltd.(a)	626,028	12,210,776
Investec Ltd.	210,209	1,301,840
Kumba Iron Ore Ltd.(a)	1,164,572	70,982,415
MMI Holdings Ltd.	3,677,369	9,443,950
MTN Group Ltd.(a)	4,787,828	92,963,759
Sasol Ltd.	1,269,940	57,299,402
Telkom S.A. Ltd.	1,807,295	3,855,025
Vodacom Group Ltd.(a)	3,571,404	44,192,670

Total South Africa		351,936,251
South Korea – 2.6%
Industrial Bank of Korea	1,380,270	15,213,179
KT Corp. ADR	1,610,590	25,189,628
KT Corp.	117,250	3,713,431
SK Telecom Co., Ltd. ADR*	1,784,382	25,944,914
SK Telecom Co., Ltd.	95,223	12,594,445
S-Oil Corp.	291,106	27,763,669
Tong Yang Life Insurance	650,427	5,881,451

Total South Korea		116,300,717
Taiwan – 21.2%
AcBel Polytech, Inc.	8,400,416	6,132,632
ALI Corp.	2,627,000	3,288,959

AmTRAN Technology Co., Ltd.	5,274,306	$4,138,333
Apex Biotechnology Corp.	918,355	2,318,327
Asia Cement Corp.	9,845,538	12,444,000
Career Technology MFG. Co., Ltd.	1,717,007	2,342,957
Chicony Electronics Co., Ltd.	2,553,017	6,009,455
Chimei Materials Technology Corp.	2,684,324	2,724,296
China Development Financial Holding Corp.	32,919,501	8,141,859
China Steel Chemical Corp.	1,375,000	6,074,420
China Steel Corp.	43,107,105	39,337,338
China Synthetic Rubber Corp.	3,814,000	4,085,476
Chin-Poon Industrial Co., Ltd.	1,701,000	2,010,666
Chroma Ate, Inc.	1,746,000	3,675,037
Chunghwa Telecom Co., Ltd.	21,016,248	67,321,394
Cleanaway Co., Ltd.	555,050	4,071,017
Compal Electronics, Inc.	17,893,000	16,084,076
Cyberlink Corp.	1,377,433	4,839,941
Darfon Electronics Corp.	3,874,000	2,887,642
Delta Electronics, Inc.	5,816,000	22,519,181
Depo Auto Parts Industries Co., Ltd.	1,218,163	2,676,231
E-LIFE MALL Co., Ltd.	810,885	1,878,284
Elite Material Co., Ltd.	2,749,059	2,888,465
Epistar Corp.	3,415,000	7,292,851
EVA Airways Corp.	11,358,000	6,664,424
Excelsior Medical Co., Ltd.	1,572,979	3,267,928
Far Eastern New Century Corp.	17,718,510	20,007,255
Farglory Land Development Co., Ltd.	2,432,000	4,546,492
Feng Hsin Iron & Steel Co.	1,723,922	2,987,539
Forhouse Corp.	6,499,000	3,436,454
Formosa Chemicals & Fibre Corp.	26,449,000	71,099,705
Formosa Petrochemical Corp.	19,240,000	57,824,688
Formosa Plastics Corp.	25,814,000	73,795,801
Gigabyte Technology Co., Ltd.	5,515,000	5,032,707
Global Mixed Mode Technology, Inc.	933,000	3,049,155
Grape King Industrial Co.	1,744,803	3,964,176
Great China Metal Industry	1,730,000	1,959,370
HTC Corp.	4,070,000	39,431,661
Huaku Development Co., Ltd.	1,498,573	3,619,458
ICP Electronics, Inc.	1,906,000	3,498,142
Inventec Corp.	7,734,967	3,060,897
ITEQ Corp.	3,455,100	3,536,016
Kee Tai Properties Co., Ltd.	5,389,000	3,253,972
King Yuan Electronics Co., Ltd.	8,359,000	4,605,313
Lite-On Technology Corp.	7,545,938	9,743,420
Makalot Industrial Co., Ltd.	1,651,000	4,759,224
MediaTek, Inc.	3,816,000	40,290,378
Mega Financial Holding Co., Ltd.	14,147,028	10,907,017
Micro-Star International Co., Ltd.	6,237,000	3,053,233
Min Aik Technology Co., Ltd.	935,000	2,899,398
Namchow Chemical Industrial Co., Ltd.	2,988,202	3,139,735
Nan Ya Plastics Corp.	32,860,000	65,913,930
Nien Hsing Textile Co., Ltd.	4,746,858	3,376,328
Novatek Microelectronics Corp.	1,783,415	6,448,974
Opto Technology Corp.	5,089,000	2,291,599
Phihong Technology Co., Ltd.	1,111,000	983,521

See Notes to Financial Statements.

92	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2012

Investments	Shares	Value

Pou Chen Corp.	8,536,000	$8,735,907
Powertech Technology, Inc.	3,261,000	6,263,131
Quanta Computer, Inc.	8,196,990	21,783,326
Radium Life Tech Co., Ltd.	11,204,346	7,778,274
RichTek Technology Corp.	676,000	4,047,214
Sigurd Microelectronics Corp.	3,756,635	3,107,728
Siliconware Precision Industries Co.	6,485,000	7,223,131
Syncmold Enterprise Corp.	1,668,000	3,015,812
Taiflex Scientific Co., Ltd.	1,539,000	1,921,552
Tainan Spinning Co., Ltd.	10,886,000	5,273,379
Taiwan Cement Corp.	12,110,364	14,996,715
Taiwan Hon Chuan Enterprise Co., Ltd.	2,642,000	5,786,290
Taiwan Mobile Co., Ltd.	7,621,000	27,818,138
Taiwan Prosperity Chemical Corp.	2,985,743	4,878,881
Taiwan Secom Co., Ltd.	1,868,635	4,111,654
Taiwan Surface Mounting Technology Co., Ltd.	1,812,768	3,228,086
Test Research, Inc.	2,225,210	3,541,237
Ton Yi Industrial Corp.	14,310,767	8,323,761
Tripod Technology Corp.	1,609,000	3,952,036
TSRC Corp.	2,406,208	5,335,546
Tung Ho Steel Enterprise Corp.	7,812,000	7,994,951
TXC Corp.	2,426,000	4,059,403
U-Ming Marine Transport Corp.	2,774,000	4,438,249
Unimicron Technology Corp.	7,947,000	9,475,076
United Integrated Services Co., Ltd.	854,000	723,963
United Microelectronics Corp.	53,041,000	22,075,160
Wistron Corp.	5,935,658	7,127,609
Wistron NeWeb Corp.	1,918,015	3,565,996
WPG Holdings Co., Ltd.	5,070,000	6,745,356
WT Microelectronics Co., Ltd.	3,022,481	3,789,250
Yungtay Engineering Co., Ltd.	2,224,000	4,590,104
Zinwell Corp.	3,389,000	3,393,220

Total Taiwan		936,730,882
Thailand – 5.3%
Advanced Info Service PCL	7,243,390	50,360,151
Bangchak Petroleum PCL	7,647,703	6,062,507
BTS Group Holdings PCL NVDR	37,607,149	6,903,197
Electricity Generating PCL	1,018,500	4,301,657
Kiatnakin Bank PCL	4,725,778	7,100,950
Land and Houses PCL NVDR	29,213,247	8,636,795
Polyplex PCL NVDR	7,634,309	3,447,592
PTT Global Chemical PCL NVDR	8,495,235	17,387,908
PTT PCL NVDR	4,848,200	51,821,241
Ratchaburi Electricity Generating Holding PCL	3,332,796	5,251,482
Samart Corp. PCL	5,749,400	1,998,654
Shin Corp. PCL NVDR	13,339,241	29,686,095
Siam City Cement PCL NVDR	705,253	8,752,653
Supalai PCL	7,654,716	4,874,348
Thai Oil PCL NVDR	5,502,800	11,665,292
Thanachart Capital PCL	6,845,153	8,395,209
Tisco Financial Group PCL	3,904,899	5,835,781
Vinythai PCL NVDR	5,698,674	3,425,129

Total Thailand		235,906,641

Turkey – 3.4%
Arcelik A.S.	1,469,518	$7,823,898
Bagfas Bandirma Gubre Fabrik(a)	34,371	3,368,955
Borusan Mannesmann Boru Sanayi VE Ticaret A.S.	86,601	1,321,490
Cimsa Cimento Sanayi VE Tica	495,823	2,186,967
Dogus Otomotiv Servis VE Ticaret A.S.	402,322	1,357,803
Eregli Demir VE Celik Fabrikalari TAS(a)	9,271,972	11,411,817
Ford Otomotiv Sanayi A.S.	1,681,398	17,417,021
Kardemir Karabuk Demir Celik Sanayi VE Ticaret A.S. Class D	7,372,234	4,803,694
Konya Cimento Sanayii A.S.	20,664	3,486,964
Otokar Otomotiv VE Savunma Sanayi A.S.	109,699	2,455,948
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	4,119,137	2,936,342
Tofas Turk Otomobil Fabrikasi A.S.	1,604,208	8,112,168
Tupras Turkiye Petrol Rafinerileri A.S.	1,121,018	25,596,869
Turk Telekomunikasyon A.S.(a)	13,157,451	52,465,666
Ulker Biskuvi Sanayi A.S.	1,486,378	6,307,752

Total Turkey		151,053,354
TOTAL COMMON STOCKS (Cost: $4,219,557,129)		4,396,680,053
RIGHTS – 0.0%
Brazil – 0.0%
Brookfield Incorporacoes S.A., expiring 10/29/12*
(Cost: $0)	222,249	94,211
TOTAL LONG-TERM INVESTMENTS (Cost: $4,219,557,129)		4,396,774,264
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.7%
MONEY MARKET FUND – 4.7%
United States – 4.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(b)
(Cost: $209,636,860)(c)	209,636,860	209,636,860
TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $4,429,193,989)(d)		4,606,411,124
Liabilities in Excess of Foreign Currency and Other Assets – (4.1)%		(182,783,101)

NET ASSETS – 100.0%		$4,423,628,023

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(c)	At September 30, 2012, the total market value of the Fund’s securities on loan was $198,754,392 and the total market value of the collateral held by the Fund was $209,636,860.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	93

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 98.5%
Argentina – 0.8%
Cresud S.A.CIF y A ADR	179,617	$1,467,471
IRSA Inversiones y Representaciones S.A. ADR	636,593	4,449,785
Telecom Argentina S.A. ADR	237,402	2,376,394

Total Argentina		8,293,650
Brazil – 7.6%
Abril Educacao S.A.	13,760	231,278
Aliansce Shopping Centers S.A.	138,921	1,505,069
Arezzo & Co.	37,722	679,770
Autometal S.A.	321,866	3,014,321
Brasil Insurance Participacoes e Administracao S.A.	282,953	2,656,869
Brookfield Incorporacoes S.A.	1,799,760	3,504,068
Cyrela Commercial Properties S.A. Empreendimentos E Participacoes	99,539	1,216,272
Diagnosticos da America S.A.	5,512	33,146
Direcional Engenharia S.A.	308,249	1,715,364
Equatorial Energia S.A.	219,655	1,938,005
Estacio Participacoes S.A.	23,296	390,410
Eternit S.A.	322,996	1,560,213
Even Construtora e Incorporadora S.A.	114,553	440,979
Grendene S.A.	801,909	5,434,862
Helbor Empreendimentos S.A.	493,446	2,638,944
Iochpe-Maxion S.A.	185,317	2,429,728
JHSF Participacoes S.A.	1,362,276	5,103,163
Lojas Americanas S.A.	52,706	379,292
LPS Brasil Consultoria de Imoveis S.A.	94,667	1,702,681
Marisa Lojas S.A.	324,509	3,998,780
Mills Estruturas e Servicos de Engenharia S.A.	34,835	503,088
Minerva S.A.	197,713	1,095,374
MRV Engenharia e Participacoes S.A.	1,264,481	7,560,210
PDG Realty S.A. Empreendimentos e Participacoes	2,911,933	5,482,839
Rossi Residencial S.A.	1,082,773	2,684,517
Santos Brasil Participacoes S.A.	311,688	4,455,319
Sao Martinho S.A.	104,439	1,231,359
SLC Agricola S.A.	190,387	2,041,067
Sonae Sierra Brasil S.A.	98,484	1,567,938
Sul America S.A.	395,935	2,927,359
T4F Entretenimento S.A.	47,943	333,200
Technos S.A.	120,918	1,298,104
Tegma Gestao Logistica	104,600	1,725,632
TPI – Triunfo Participacoes e Investimentos S.A.	143,288	783,959
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	208,950	3,908,543

Total Brazil		78,171,722
Chile – 4.6%
AFP Habitat	4,980,351	7,620,026
AFP Provida S.A.	1,860,950	11,450,009
Banmedica S.A.	614,678	1,233,112
Besalco S.A.	251,385	451,068
CFR Pharmaceuticals S.A.	6,521,817	1,539,234

Cruz Blanca Salud S.A.	580,283	$641,436
Empresas Hites S.A.	807,803	494,776
Forus S.A.	377,719	1,864,279
Inversiones Aguas Metropolitanas S.A.	3,734,752	6,758,363
Molibdenos y Metales S.A.	25,718	428,191
Parque Arauco S.A.	1,950,278	4,019,533
Ripley Corp. S.A.	1,969,766	1,864,460
Salfacorp S.A.	268,031	637,671
Sigdo Koppers S.A.	1,780,785	4,330,473
Socovesa S.A.	222,140	100,643
Sonda S.A.	1,035,341	3,108,968
Vina Concha y Toro S.A.	330,989	691,147

Total Chile		47,233,389
China – 4.2%
BBMG Corp. Class H(a)	1,296,193	993,053
Beijing Capital Land Ltd. Class H	15,434,793	4,419,468
China Datang Corp. Renewable Power Co., Ltd. Class H(a)	8,093,444	782,908
China National Materials Co., Ltd. Class H(a)	7,354,577	2,067,904
China Oilfield Services Ltd. Class H	1,746,060	3,179,875
China Railway Construction Corp., Ltd. Class H(a)	1,153,598	1,032,595
China Railway Group Ltd. Class H(a)	4,996,273	2,184,551
China Shipping Development Co., Ltd. Class H(a)	2,729,130	1,133,434
China Suntien Green Energy Corp., Ltd. Class H	11,043,605	2,022,625
Chongqing Machinery & Electric Co., Ltd. Class H(a)	5,654,242	743,859
CSR Corp., Ltd. Class H(a)	4,139,379	2,738,853
Dalian Port PDA Co., Ltd. Class H	4,002,507	789,841
Datang International Power Generation Co., Ltd. Class H(a)	8,839,019	2,975,506
Great Wall Motor Co., Ltd. Class H	1,146,550	3,024,145
Guangshen Railway Co., Ltd. Class H	280,665	90,861
Harbin Electric Co., Ltd. Class H	1,856,071	1,426,780
Jiangsu Expressway Co., Ltd. Class H	4,015,933	3,330,532
Lianhua Supermarket Holdings Co., Ltd. Class H(a)	1,535,508	1,219,970
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	10,339,587	1,400,260
Shenzhen Expressway Co., Ltd. Class H	3,697,697	1,335,382
Sichuan Expressway Co., Ltd. Class H	2,976,041	829,104
Sinopec Shanghai Petrochemical Co., Ltd. Class H(a)	8,198,682	2,114,902
Tong Ren Tang Technologies Co., Ltd. Class H	428,944	802,204
Travelsky Technology Ltd. Class H	1,604,788	852,769
Weichai Power Co., Ltd. Class H	131,769	403,639
Zoomlion Heavy Industry Science And Technology Co., Ltd. Class H(a)	1,834,969	2,085,071

Total China		43,980,091
Hong Kong – 0.0%
Avichina Industry & Technology Co., Ltd. Class H	1,265,271	481,417

See Notes to Financial Statements.

94	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2012

Investments	Shares	Value

Hungary – 1.2%
Magyar Telekom Telecommunications PLC	6,419,508	$12,312,574
Indonesia – 4.4%
AKR Corporindo Tbk PT	10,353,034	4,597,742
Alam Sutera Realty Tbk PT	10,306,206	533,080
Aneka Tambang Persero Tbk PT	40,550,205	5,720,248
Bank Bukopin Tbk PT	11,089,443	741,614
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	41,692,116	4,792,197
Bank Tabungan Negara Persero Tbk PT	23,295,489	3,505,277
Berau Coal Energy Tbk PT	20,139,928	368,285
Bhakti Investama Tbk PT	4,901,368	253,519
Ciputra Development Tbk PT	9,876,327	732,727
Global Mediacom Tbk PT	8,077,938	1,730,384
Harum Energy Tbk PT	6,609,201	4,074,638
Holcim Indonesia Tbk PT	9,370,088	2,790,465
Japfa Comfeed Indonesia Tbk PT*	8,319,700	4,085,955
Krakatau Steel Persero Tbk PT	14,526,639	1,017,017
Lippo Karawaci Tbk PT	12,350,041	1,277,591
Medco Energi Internasional Tbk PT	8,392,338	1,499,571
Pembangunan Perumahan Persero Tbk PT	7,027,073	536,025
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,694,752	2,225,929
Ramayana Lestari Sentosa Tbk PT	12,074,828	1,324,824
Sampoerna Agro PT	4,850,033	1,469,707
Summarecon Agung Tbk PT	9,690,574	1,701,167
Wijaya Karya Persero Tbk PT	3,002,613	379,641

Total Indonesia		45,357,603
Malaysia – 9.2%
Aeon Co. M Bhd	484,513	1,743,708
Affin Holdings Bhd	3,848,095	4,242,788
Alliance Financial Group Bhd	4,710,247	6,302,932
Berjaya Corp. Bhd	9,432,670	1,928,814
Berjaya Sports Toto Bhd	3,771,708	5,343,202
BIMB Holdings Bhd	2,151,050	2,125,363
Boustead Holdings Bhd	2,726,838	4,639,149
CapitaMalls Malaysia Trust – REIT	5,735,711	3,321,514
Carlsberg Brewery Malaysia Bhd	867,068	3,262,320
CB Industrial Product Holding Bhd	1,732,630	1,502,198
Coastal Contracts Bhd	1,778,978	1,018,554
Dialog Group Bhd	1,123,181	878,260
DRB-Hicom Bhd	2,481,761	1,891,871
Eastern & Oriental Bhd	3,226,642	1,741,848
Gamuda Bhd	3,800,708	4,277,584
HAP Seng Consolidated Bhd	7,509,392	4,029,250
Hap Seng Plantations Holdings Bhd	1,979,281	1,845,559
Hartalega Holdings Bhd	666,192	959,020
IGB Corp. Bhd	4,375,771	3,321,377
IJM Land Bhd	3,297,977	2,298,279
IJM Plantations Bhd	1,123,186	1,264,112
JCY International Bhd	1,267,760	323,525
KFC Holdings Malaysia Bhd	110,761	140,965
KPJ Healthcare Bhd	1,014,345	2,024,376

Kulim Malaysia Bhd	2,314,813	$3,733,692
Lafarge Malayan Cement Bhd	2,334,000	6,796,205
Mah Sing Group Bhd	3,285,114	2,267,820
Malaysia Airports Holdings Bhd	2,417,461	4,397,541
Malaysia Building Society Bhd	3,326,085	2,622,563
Malaysian Resources Corp. Bhd	1,074,874	562,669
Media Prima Bhd	3,400,336	2,592,110
MSM Malaysia Holdings Bhd	669,015	1,072,525
Mudajaya Group Bhd	18,982	16,892
OSK Holdings Bhd	4,291,756	1,979,838
Parkson Holdings Bhd	1,106,690	1,745,214
QL Resources Bhd	583,190	601,030
Supermax Corp. Bhd	364,337	245,553
TA Ann Holdings Bhd	407,029	522,020
TDM Bhd	513,958	573,400
Top Glove Corp. Bhd	913,290	1,464,132
Tradewinds Malaysia Bhd	602,382	1,420,963
Tradewinds Plantation Bhd	404,020	572,356
Unisem M Bhd	313,081	102,431
WCT Bhd	2,113,272	1,866,787

Total Malaysia		95,582,309
Mexico – 1.9%
Banregio Grupo Financiero S.A.B De C.V.	116,586	439,875
Bolsa Mexicana de Valores S.A.B de C.V.	1,774,961	3,663,883
Cia Minera Autlan S.A.B de C.V. Series B	915,688	1,026,986
Compartamos S.A.B de C.V.	2,481,710	2,912,676
Consorcio ARA S.A.B de C.V.*	2,417,526	755,874
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	1,036,774	4,374,574
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	667,385	5,903,416
Grupo Herdez S.A.B de C.V.	271,145	698,464

Total Mexico		19,775,748
Philippines – 2.0%
First Philippine Holdings Corp.	676,280	1,280,741
Lopez Holdings Corp.	9,124,111	1,213,924
Manila Water Co., Inc.	2,605,455	1,686,379
Megaworld Corp.	28,409,764	1,518,729
Nickel Asia Corp.	2,256,588	946,669
Rizal Commercial Banking Corp.	867,027	946,736
Robinsons Land Corp.	5,621,200	2,565,687
Security Bank Corp.	695,527	2,734,422
Semirara Mining Corp.	970,632	5,165,535
Union Bank of Philippines	896,598	2,256,809

Total Philippines		20,315,631
Poland – 3.3%
Asseco Poland S.A.	167,918	2,341,957
Enea S.A.	647,509	3,304,700
Eurocash S.A.	89,808	1,104,536
Lubelski Wegiel Bogdanka S.A.	48,251	1,814,938
Synthos S.A.	5,573,627	9,917,021
Tauron Polska Energia S.A.	8,871,759	13,569,827

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	95

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2012

Investments	Shares	Value

TVN S.A.	330,171	$715,265
Warsaw Stock Exchange	149,351	1,706,309

Total Poland		34,474,553
Russia – 1.1%
LSR Group OJSC GDR(a)	811,657	3,774,205
Mechel ADR(a)	1,040,395	7,324,381

Total Russia		11,098,586
South Africa – 7.7%
Adcorp Holdings Ltd.	353,644	1,200,079
African Oxygen Ltd.(a)	716,795	1,650,571
Astral Foods Ltd.(a)	223,329	2,814,906
Aveng Ltd.	833,157	3,159,497
AVI Ltd.	1,007,959	7,300,271
Blue Label Telecoms Ltd.	387,775	302,187
Cashbuild Ltd.	47,205	886,758
Cipla Medpro South Africa Ltd.	55,031	44,352
City Lodge Hotels Ltd.	11,218	125,012
Coronation Fund Managers Ltd.	1,682,753	6,322,191
Eqstra Holdings Ltd.	710,717	559,881
Hosken Consolidated Investments Ltd.	186,106	1,971,321
Hudaco Industries Ltd.	78,494	1,063,564
Investec Ltd.	580,661	3,596,078
JD Group Ltd.	591,949	3,335,975
JSE Ltd.	387,574	3,236,379
Lewis Group Ltd.	354,588	3,073,097
Mondi Ltd.	346,731	3,552,132
Mpact Ltd.	417,380	958,576
Nampak Ltd.	1,392,813	4,827,745
Omnia Holdings Ltd.	72,053	1,091,560
Pick’n Pay Holdings Ltd.	1,099,695	2,720,200
Pioneer Foods Ltd.(a)	124,515	799,803
Pretoria Portland Cement Co., Ltd.*	941,610	3,309,440
Reunert Ltd.	459,969	3,843,690
Spar Group Ltd. (The)	409,423	6,351,375
Sun International Ltd.	241,871	2,491,657
Telkom S.A. Ltd.*	1,094,150	2,333,861
Tongaat Hulett Ltd.	166,832	2,825,639
Trencor Ltd.	360,143	2,332,965
Wilson Bayly Holmes-Ovcon Ltd.	114,982	1,919,583

Total South Africa		80,000,345
South Korea – 10.6%
BS Financial Group, Inc.	174,744	1,886,702
Capro Corp.	144,745	2,200,950
Cheil Worldwide, Inc.	119,108	2,534,498
CJ CGV Co., Ltd.	22,972	594,233
CJ Corp.	23,436	2,119,188
CJ O Shopping Co., Ltd.	5,458	1,168,773
Daeduck Electronics Co.	119,813	1,153,473
Daeduck GDS Co., Ltd.	26,478	334,720
Daewoong Pharmaceutical Co., Ltd.	44,048	1,506,016
Daishin Securities Co., Ltd.	23,764	188,585
Daum Communications Corp.	12,670	1,293,875
DGB Financial Group, Inc.	206,211	2,727,401

Dong-A Pharmaceutical Co., Ltd. Class A	13,118	$1,233,399
Dongkuk Steel Mill Co., Ltd.	196,240	2,878,028
Dongyang Mechatronics Corp.	33,386	382,996
Doosan Corp.	32,782	4,055,627
GOLFZON Co., Ltd.	10,461	490,378
Green Cross Corp.	6,169	940,815
GS Retail Co., Ltd.	46,528	1,264,274
Halla Climate Control Corp.	207,740	4,299,004
Halla Engineering & Construction Corp.	141,941	1,392,048
Hana Tour Service, Inc.	16,610	908,643
Handsome Co., Ltd.	53,872	1,357,191
Hansol Paper Co., Ltd.	74,109	623,451
Hanssem Co., Ltd.	68,218	1,135,509
Hanwha Corp.	86,303	2,690,599
Himart Co., Ltd.	22,523	1,459,078
Hite Jinro Co., Ltd.	235,266	5,164,982
Hotel Shilla Co., Ltd.	31,429	1,566,607
Huchems Fine Chemical Corp.	85,009	2,053,662
Hyosung Corp.	21,618	1,211,779
Hyundai Corp.	45,416	952,105
Hyundai Development Co.	127,804	2,558,552
Hyundai Home Shopping Network Corp.	6,964	751,900
iMarketKorea, Inc.	26,460	678,507
IS Dongseo Co., Ltd.	46,519	560,861
Jeonbuk Bank	318,334	1,291,753
KEPCO Plant Service & Engineering Co., Ltd.	84,930	3,874,261
Kolon Corp.	8,043	149,437
Kolon Global Corp.	119,394	431,308
Kolon Industries, Inc.	4,406	244,993
Korea Aerospace Industries Ltd.	41,018	1,029,671
Korea Investment Holdings Co., Ltd.	74,039	2,671,313
Korean Reinsurance Co.	195,805	2,087,671
KP Chemical Corp.	109,613	1,301,835
LG Fashion Corp.	29,338	819,619
LG International Corp.	33,497	1,408,988
LIG Insurance Co., Ltd.	82,021	1,918,749
LS Industrial Systems Co., Ltd.	11,315	710,608
Meritz Fire & Marine Insurance Co., Ltd.	230,050	2,618,380
Mirae Asset Securities Co., Ltd.	29,779	906,961
Moorim P&P Co., Ltd.	264,966	946,456
OCI Materials Co., Ltd.	20,057	793,131
Partron Co., Ltd.	58,402	714,639
Poongsan Corp.	37,568	1,188,128
S&T Dynamics Co., Ltd.	88,060	1,026,049
S1 Corp.	47,690	2,934,967
Samsung Fine Chemicals Co., Ltd.	20,531	1,235,822
SBS Media Holdings Co., Ltd.	170,650	1,011,839
Seah Steel Corp.	6,614	675,429
Seoul Semiconductor Co., Ltd.	6,669	131,409
SFA Engineering Corp.	23,727	971,346
Shinsegae Co., Ltd.	3,949	746,150
Silicon Works Co., Ltd.	9,020	238,196
Simm Tech Co., Ltd.	50,669	574,424
SK Chemicals Co., Ltd.	5,346	314,096

See Notes to Financial Statements.

96	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2012

Investments	Shares	Value

SK Networks Co., Ltd.	289,911	$2,673,674
SKC Co., Ltd.	38,203	1,508,974
STX Corp. Co., Ltd.	129,766	966,743
STX Offshore & Shipbuilding Co., Ltd.	52,015	417,458
STX Pan Ocean Co., Ltd.	264,004	882,448
Sungwoo Hitech Co., Ltd.	79,795	1,030,261
Taeyoung Engineering & Construction Co., Ltd.	38,582	193,704
Tong Yang Life Insurance	346,998	3,137,711
Woori Investment & Securities Co., Ltd.	284,372	3,006,385
Youngone Corp.	30,358	1,003,807
Yuhan Corp.	8,319	1,145,203

Total South Korea		109,252,405
Taiwan – 24.7%
Ability Enterprise Co., Ltd.	726,650	658,146
AcBel Polytech, Inc.	1,358,621	991,846
Accton Technology Corp.	1,628,293	877,651
Advantech Co., Ltd.	1,081,610	3,948,088
ALI Corp.	177,980	222,828
Alpha Networks, Inc.	1,044,788	739,569
Altek Corp.	2,506,045	1,491,821
AmTRAN Technology Co., Ltd.	2,391,950	1,876,775
Apex Biotechnology Corp.	241,269	609,068
AV Tech Corp.	405,036	1,256,001
BES Engineering Corp.	1,151,339	306,359
Capital Securities Corp.	7,629,723	2,902,124
Career Technology (MFG.) Co., Ltd.	596,058	813,356
Cathay Real Estate Development Co., Ltd.	3,318,965	1,596,446
Cheng Uei Precision Industry Co., Ltd.	872,820	2,090,230
Chia Hsin Cement Corp.	2,249,564	1,128,101
Chicony Electronics Co., Ltd.	1,795,310	4,225,916
Chimei Materials Technology Corp.	887,690	900,908
China Airlines Ltd.*	5,717,382	2,389,272
China Electric Manufacturing Corp.	1,254,592	903,061
China Life Insurance Co., Ltd.*	2,344,478	2,171,442
China Motor Corp.	2,154,712	2,080,214
China Petrochemical Development Corp.	3,180,797	2,696,464
China Steel Chemical Corp.	764,726	3,378,376
China Synthetic Rubber Corp.	1,557,257	1,668,101
Chin-Poon Industrial Co., Ltd.	721,650	853,026
Chroma ATE, Inc.	744,132	1,566,273
Chung Hsin Electric & Machinery Manufacturing Corp.	1,727,882	934,277
Cleanaway Co., Ltd.	200,941	1,473,803
CSBC Corp.	2,576,979	1,767,011
CTCI Corp.	1,104,190	2,523,777
Cyberlink Corp.	373,596	1,312,719
Depo Auto Parts Industries Co., Ltd.	420,646	924,134
D-Link Corp.	2,481,161	1,515,097
Eclat Textile Co., Ltd.	137,874	384,741
Elan Microelectronics Corp.	807,156	1,426,329
E-Life Mall Corp.	142,855	330,901
Elite Material Co., Ltd.	657,601	690,948
Elite Semiconductor Memory Technology, Inc.	923,953	794,297
Entire Technology Co., Ltd.	723,725	1,182,610

Epistar Corp.	2,339,576	$4,996,246
Eternal Chemical Co., Ltd.	2,129,066	1,819,404
Eva Airways Corp.*	6,089,721	3,573,207
Evergreen International Storage & Transport Corp.	2,089,589	1,422,120
Everlight Electronics Co., Ltd.	1,192,165	1,929,767
Far Eastern Department Stores Co., Ltd.	1,973,295	2,130,581
Faraday Technology Corp.	535,529	840,375
Farglory Land Development Co., Ltd.	3,153,245	5,894,821
Feng Hsin Iron & Steel Co.	1,476,950	2,559,539
Flexium Interconnect, Inc.	57,027	227,614
Flytech Technology Co., Ltd.	24,080	53,067
Formosa International Hotels Corp.	96,441	1,156,430
Formosan Rubber Group, Inc.	3,547,372	2,541,314
Formosan Union Chemical Corp.	415,468	254,410
Gemtek Technology Corp.	676,017	719,523
GeoVision, Inc.	53,717	212,570
Getac Technology Corp.	686,372	491,712
Giant Manufacturing Co., Ltd.	495,464	2,628,299
Gigabyte Technology Co., Ltd.	2,254,979	2,057,778
Gigastorage Corp.	726,173	559,862
Global Mixed Mode Technology, Inc.	144,000	470,609
Global Unichip Corp.	180,528	717,468
Globe Union Industrial Corp.	789,295	480,629
Grand Pacific Petrochemical	258,416	140,609
Grape King Industrial Co.	440,138	999,989
Great China Metal Industry	654,694	741,496
Great Wall Enterprise Co., Ltd.	1,169,420	1,083,110
Hey Song Corp.	817,730	1,339,009
Holiday Entertainment Co., Ltd.	160,319	259,236
Holtek Semiconductor, Inc.	1,048,773	1,105,534
Holy Stone Enterprise Co., Ltd.	235,299	207,498
Huaku Development Co., Ltd.	1,336,296	3,227,515
Huang Hsiang Construction Co.	603,927	1,604,923
Hung Poo Real Estate Development Corp.	296,122	298,006
ICP Electronics, Inc.*	729,347	1,338,594
Inventec Corp.	8,487,413	3,358,657
ITEQ Corp.	955,657	978,038
Jentech Precision Industrial Co., Ltd.	224,453	618,684
KEE TAI Properties Co., Ltd.	2,161,999	1,305,453
Kenda Rubber Industrial Co., Ltd.	503,239	628,330
Kerry Tj Logistics Co., Ltd.	341,671	486,045
Kindom Construction Co., Ltd.	819,446	580,057
King Slide Works Co., Ltd.	123,972	710,502
King Yuan Electronics Co., Ltd.	4,467,960	2,461,581
Kinik Co.	266,119	386,285
Kinko Optical Co., Ltd.	229,418	329,881
Kinsus Interconnect Technology Corp.	649,368	1,907,332
LCY Chemical Corp.	2,201,959	3,196,253
Lealea Enterprise Co., Ltd.	361,557	138,759
LI Peng Enterprise Co., Ltd.*	2,834,550	921,530
Lien Hwa Industrial Corp.	1,745,931	1,167,389
Lingsen Precision Industries Ltd.	1,415,044	830,292
LITE-ON IT Corp.	3,061,160	2,830,008

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	97

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2012

Investments	Shares	Value

Lumax International Corp., Ltd.	244,478	$505,411
Macronix International	21,820,659	7,287,572
Makalot Industrial Co., Ltd.	592,615	1,708,290
Mercuries & Associates Ltd.	53,493	52,556
Merida Industry Co., Ltd.	664,041	2,446,532
Merry Electronics Co., Ltd.	651,169	1,030,728
Micro-Star International Co., Ltd.	2,029,877	993,697
MIN AIK Technology Co., Ltd.	327,030	1,014,107
Mitac International Corp.	2,293,781	884,225
Namchow Chemical Industrial Co., Ltd.	397,720	417,889
Nan Kang Rubber Tire Co., Ltd.	533,684	742,808
Nantex Industry Co., Ltd.	807,737	585,546
Novatek Microelectronics Corp.	1,618,728	5,853,452
Nuvoton Technology Corp.	80,752	102,478
Opto Tech Corp.	1,559,518	702,258
Oriental Union Chemical Corp.	2,464,767	2,812,576
Powertech Technology, Inc.	2,137,240	4,104,819
President Securities Corp.*	5,268,590	2,848,761
Prince Housing & Development Corp.	2,785,308	2,066,640
Radiant Opto-Electronics Corp.	500,478	2,168,308
Radium Life Tech Co., Ltd.	207,209	143,848
Realtek Semiconductor Corp.	814,037	1,613,439
Rechi Precision Co., Ltd.	223,933	173,029
Richtek Technology Corp.	317,145	1,898,748
Ruentex Industries Ltd.	246,860	579,391
Senao International Co., Ltd.	373,240	1,387,864
Sercomm Corp.	183,103	279,213
Shih Wei Navigation Co., Ltd.	2,152,985	1,869,223
Shihlin Electric & Engineering Corp.	945,217	1,122,130
Shin Zu Shing Co., Ltd.	388,000	1,403,040
Shinkong Textile Co., Ltd.	259,996	360,989
Sigurd Microelectronics Corp.	1,806,182	1,494,189
Silitech Technology Corp.	765,698	1,491,509
Sincere Navigation Corp.	2,634,546	2,305,290
Sonix Technology Co., Ltd.	12,979	18,596
Springsoft, Inc.	162,000	308,929
Standard Foods Corp.	497,545	1,379,924
Syncmold Enterprise Corp.	280,339	506,864
Taiflex Scientific Co., Ltd.	413,324	516,065
Tainan Spinning Co., Ltd.	3,600,952	1,744,368
Taiwan Acceptance Corp.	734,346	1,706,004
Taiwan Cogeneration Corp.	1,663,403	1,098,021
Taiwan Glass Industrial Corp.	2,073,698	2,104,577
Taiwan Hon Chuan Enterprise Co., Ltd.	630,289	1,380,407
Taiwan PCB Techvest Co., Ltd.	228,158	319,118
Taiwan Prosperity Chemical Corp.	1,383,516	2,260,747
Taiwan Secom Co., Ltd.	1,484,931	3,267,370
Teco Electric and Machinery Co., Ltd.	3,804,683	2,634,795
Test Research, Inc.	537,886	856,001
Test-Rite International Co.	1,158,888	832,196
Ton Yi Industrial Corp.	4,672,538	2,717,750
Tong Hsing Electronic Industries Ltd.	223,696	747,854
Tong Yang Industry Co., Ltd.	785,009	773,936
Topco Scientific Co., Ltd.	356,682	577,972

Transcend Information, Inc.	572,479	$1,548,692
Tripod Technology Corp.	940,928	2,311,113
Tsann Kuen Enterprise Co., Ltd.	740,599	1,584,101
TSRC Corp.	2,353,773	5,219,276
Tung Ho Steel Enterprise Corp.	1,720,153	1,760,438
TXC Corp.	683,549	1,143,776
U-Ming Marine Transport Corp.	2,602,420	4,163,730
Unimicron Technology Corp.	5,056,141	6,028,353
United Integrated Services Co., Ltd.	1,672,461	1,417,799
Unizyx Holding Corp.	1,771,389	867,158
USI Corp.	1,904,678	1,660,140
Wah Lee Industrial Corp.	1,045,195	1,392,357
Wei Chuan Food Corp.	960,396	1,156,531
Wistron NeWeb Corp.	876,838	1,630,227
Wowprime Corp.*	53,868	795,703
WPG Holdings Co., Ltd.	3,389,759	4,509,888
WT Microelectronics Co., Ltd.	964,231	1,208,845
Yem Chio Co., Ltd.	430,229	346,373
Young Fast Optoelectronics Co., Ltd.	691,232	1,667,153
Young Optics, Inc.	208,002	615,204
Yungtay Engineering Co., Ltd.	696,994	1,438,523
Zinwell Corp.	1,026,186	1,027,464

Total Taiwan		256,214,939
Thailand – 9.8%
Amata Corp. PCL	1,669,646	905,883
Asian Property Development PCL	5,558,628	1,634,359
Bangchak Petroleum PCL	4,679,876	3,709,843
Bangkok Chain Hospital PCL NVDR	676,594	211,023
Bangkok Expressway PCL	3,503,441	3,357,749
Bangkok Life Assurance PCL	825,092	1,179,469
Berli Jucker PCL	1,151,258	2,141,310
BTS Group Holdings PCL NVDR	25,926,962	4,759,173
Bumrungrad Hospital PCL	1,166,866	3,108,610
CH. Karnchang PCL NVDR	3,014,709	832,522
Delta Electronics Thailand PCL	3,292,451	2,754,406
Dynasty Ceramic PCL	870,228	1,434,830
Electricity Generating PCL	1,211,491	5,116,759
Esso Thailand PCL	6,238,072	2,168,531
GFPT PCL	2,304,767	546,615
Hana Microelectronics PCL	1,508,634	1,024,381
Hemaraj Land And Development NVDR PCL	8,225,384	844,451
Hemaraj Land and Development PCL	3,559,300	365,412
Jasmine International PCL	1,526,525	192,427
Khon Kaen Sugar Industry PCL NVDR	3,097,690	1,288,188
Kiatnakin Bank PCL	2,487,346	3,737,484
Kiatnakin Bank PCL NVDR	1,231,386	1,850,279
Lanna Resources PCL NVDR	1,363,590	1,140,755
LPN Development PCL	2,860,302	1,747,033
LPN Development PCL NVDR	472,977	288,888
Major Cineplex Group PCL	1,887,457	1,158,965
MCOT PCL	2,618,410	2,530,789
Minor International PCL	2,642,934	1,322,326
Polyplex PCL NVDR	5,237,352	2,365,146

See Notes to Financial Statements.

98	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2012

Investments	Shares	Value

Pruksa Real Estate PCL	4,469,981	$2,614,024
Ratchaburi Electricity Generating Holding PCL	3,940,190	6,208,552
Robinson Department Store PCL	636,688	1,339,362
Samart Corp. PCL	2,592,000	901,053
Samart Telcoms PCL NDVR	1,062,708	590,393
Sansiri PCL	48,405,984	4,497,762
SC Asset Corp. PCL NVDR	2,195,215	1,283,751
Siam City Cement PCL	473,916	5,881,609
Sino Thai Engineering & Construction PCL NVDR	1,881,156	1,252,882
Sri Trang Agro-Industry PCL NVDR	2,366,962	1,191,940
Supalai PCL	6,400,540	4,075,717
Thai Tap Water Supply PCL	12,327,324	3,043,784
Thai Vegetable Oil PCL	1,777,201	1,391,506
Thanachart Capital PCL	2,260,266	2,772,094
Thoresen Thai Agencies PCL NVDR	2,167,040	1,161,669
Ticon Industrial Connection PCL NVDR	2,432,629	1,019,523
Tisco Financial Group PCL	1,497,207	2,237,541
Tisco Financial Group PCL NVDR	807,403	1,206,645
TMB Bank PCL NDVR	45,153,860	2,669,916
TPI Polene PCL	413,698	173,382
Vinythai PCL	3,242,176	1,948,676

Total Thailand		101,179,387
Turkey – 5.4%
Aksa Akrilik Kimya Sanayii	520,062	1,361,267
Anadolu Hayat Emeklilik A.S.(a)	395,160	999,124
Aselsan Elektronik Sanayi ve Ticaret A.S.	500,075	1,810,251
Aslan Cimento A.S	16,265	339,684
Bagfas Bandirma Gubre Fabrik(a)	7,924	776,690
Borusan Mannesmann	55,655	849,269
Cimsa Cimento Sanayi VE Tica	676,461	2,983,722
Dogus Otomotiv Servis ve Ticaret A.S.	846,883	2,858,159
Eczacibasi Yatirim Holding Ortakligi A.S.	73,769	238,283
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,305,006	1,351,811
Kardemir Karabuk Demir Class D Series D(a)	2,461,531	1,603,916
Konya Cimento Sanayii A.S.(a)	11,358	1,916,615
Netas Telekomunikasyon A.S.(a)	79,234	509,664
Otokar Otomotiv ve Savunma Sanayi A.S.	50,623	1,133,351
Petkim Petrokimya Holding A.S.(a)	1,685,804	1,887,094
Sekerbank TAS*	1,173,068	823,160
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,431,047	1,633,797
Sinpas Gayrimenkul Yatirim Ortakligi A.S.(a)	2,757,671	1,965,816
Tekfen Holding A.S.(a)	600,511	2,180,514
Tofas Turk Otomobil Fabrikasi A.S.(a)	1,954,127	9,881,640
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	1,351,896	2,138,218
Turk Traktor ve Ziraat Makineleri A.S.(a)	360,288	7,725,043
Turkiye Sise ve Cam Fabrikalari A.S.	1,221,236	1,693,516
Ulker Biskuvi Sanayi A.S.(a)	1,664,170	7,062,250

Total Turkey		55,722,854
TOTAL COMMON STOCKS (Cost: $918,671,443)		1,019,447,203

EXCHANGE-TRADED FUNDS – 1.0%
United States – 1.0%
Ipath MSCI India Index ETN*(a)	155,033	$9,101,988
WisdomTree Emerging Markets Equity Income Fund(a)(b)	15,177	814,550

TOTAL EXCHANGE-TRADED FUNDS (Cost: $8,874,974)		9,916,538
RIGHTS – 0.0%
Brazil – 0.0%
Brookfield Incorporacoes S.A., expiring 10/10/12*	528,293	223,941
Thailand – 0.0%
Ticon Industrial Connection PCL, expiring 10/25/12*	291,717	21,988
TOTAL RIGHTS (Cost: $0)		245,929
TOTAL LONG-TERM INVESTMENTS (Cost: $927,546,417)		1,029,609,670
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
MONEY MARKET FUND – 2.5%
United States – 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $25,562,982)(d)	25,562,982	25,562,982
TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $953,109,399)(e)		1,055,172,652
Liabilities in Excess of Foreign Currency and Other Assets – (2.0)%		(19,508,504)

NET ASSETS – 100.0%		$1,035,664,148

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $24,115,343 and the total market value of the collateral held by the Fund was $26,562,982.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	99

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 100.0%
Egypt – 10.0%
Commercial International Bank Egypt SAE	3,727	$21,481
Egyptian Kuwaiti Holding Co. SAE	2,000	2,680
ElSwedy Electric Co.	2,600	11,506
Ezz Steel	68,862	138,701
Maridive & Oil Services SAE*	1,300	1,547
National Societe Generale Bank SAE	7,391	52,286
Orascom Construction Industries	4,805	226,885
Sidi Kerir Petrochemicals Co.	98,600	219,138
Telecom Egypt Co.	271,150	646,215

Total Egypt		1,320,439
Jordan – 1.3%
Arab Bank PLC	17,670	178,646
Kuwait – 18.9%
Agility Public Warehousing Co. KSC	83,537	154,561
Ahli United Bank	14,605	46,250
Aviation Lease And Finance Co. KSCC	525	654
Alimtiaz Investment Co. KSCC	200	52
Burgan Bank SAK	1,755	3,247
Kuwait Finance House	44,071	120,742
Kuwait Portland Cement Co.	50	167
Kuwait Projects Co. Holdings KSC	26,741	37,107
Mobile Telecommunications Co. KSC	488,177	1,302,732
National Bank of Kuwait	135,528	482,220
National Mobile Telecommunication Co. KSC	39,424	361,907

Total Kuwait		2,509,639
Morocco – 8.8%
Maroc Telecom S.A.	97,566	1,164,856
Oman – 3.1%
Oman Telecommunications Co. SAOG	89,029	308,208
Omani Qatari Telecommunications Co. SAOG	77,583	101,147

Total Oman		409,355
Qatar – 28.5%
Al Khaliji	16,042	75,869
Barwa Real Estate Co.	3,223	26,069
Commercial Bank of Qatar QSC (The)	17,502	358,111
Doha Bank QSC	12,362	185,716
Gulf International Services OSC	3,678	27,426
Industries Qatar QSC	29,266	1,126,094
Masraf Al Rayan	9,546	70,788
Qatar Fuel Co.	1,621	127,417
Qatar Gas Transport Co. Nakilat	41,178	178,801
Qatar International Islamic Bank	12,660	181,500
Qatar Islamic Bank	14,721	312,529
Qatar National Bank SAQ	16,589	617,351
Qatar Telecom Q-Tel QSC	16,651	484,752
Qatari Investors’ Group	879	6,072

Total Qatar		3,778,495

United Arab Emirates – 29.4%
Abu Dhabi Commercial Bank PJSC	535,709	$479,848
Aldar Properties PJSC	233,155	79,982
Arabtec Holding Co.	46,843	31,118
Aramex PJSC	251,751	136,397
DP World Ltd.	19,409	218,351
Drake & Scull International	554,836	124,321
Dubai Islamic Bank PJSC	681,607	363,722
Emaar Properties PJSC	391,813	371,225
Emirates NBD PJSC	538,897	437,221
First Gulf Bank PJSC	230,128	622,153
National Bank of Abu Dhabi PJSC	234,155	579,491
Sorouh Real Estate Co.	554,286	178,072
Union National Bank PJSC	324,234	271,887

Total United Arab Emirates		3,893,788
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $12,476,630)(a)		13,255,218
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.0%		2,649

NET ASSETS – 100.0%		$13,257,867
*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

100	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.8%
Austria – 0.5%
Andritz AG	2,005	$113,676
Belgium – 7.7%
Anheuser-Busch InBev N.V.	12,445	1,059,414
Delhaize Group S.A.	4,059	156,892
NV Bekaert S.A.(a)	2,217	63,903
Solvay S.A.	1,840	213,186
UCB S.A.	2,902	159,753

Total Belgium		1,653,148
Finland – 6.9%
Cargotec Oyj Class B	1,938	45,751
Kemira Oyj	6,501	90,493
Kone Oyj Class B	5,022	347,914
Konecranes Oyj	1,781	51,691
Metso Oyj	5,759	206,043
Nokia Oyj(a)	211,211	546,163
Tieto Oyj	2,027	35,048
Wartsila Oyj Abp	4,549	157,719

Total Finland		1,480,822
France – 23.9%
Air Liquide S.A.	3,402	422,130
Alstom S.A.	3,481	122,191
Arkema S.A.	708	66,364
CFAO S.A.	869	41,667
Christian Dior S.A.	1,939	260,428
Cie Generale des Etablissements Michelin Class B	3,202	251,117
Cie Generale d’Optique Essilor International S.A.	1,070	100,310
Eramet	229	26,868
Hermes International	383	102,980
Lafarge S.A.	3,932	212,002
L’Oreal S.A.	5,217	646,065
LVMH Moet Hennessy Louis Vuitton S.A.	4,475	673,579
Pernod-Ricard S.A.	1,969	221,167
Publicis Groupe S.A.	1,818	101,857
Remy Cointreau S.A.	439	50,547
Sanofi	10,891	929,648
Schneider Electric S.A.	8,882	526,256
Sodexo	1,807	136,205
Technip S.A.	1,048	116,637
Vallourec S.A.	2,292	97,158

Total France		5,105,176
Germany – 25.7%
Adidas AG	2,031	166,806
Bayer AG	12,077	1,038,342
Bayerische Motoren Werke AG	10,947	801,481
Brenntag AG	703	90,079
Daimler AG	21,030	1,019,030
Fresenius Medical Care AG & Co. KGaA	2,052	150,633
Fresenius SE & Co. KGaA	1,047	121,685
GEA Group AG	2,972	90,024
Henkel AG & Co. KGaA	2,231	145,719

Infineon Technologies AG	12,052	$76,563
Linde AG	1,778	306,511
MAN SE	2,008	184,060
Merck KGaA	2,074	256,147
SAP AG	13,709	971,954
Wacker Chemie AG	1,142	73,400

Total Germany		5,492,434
Ireland – 0.5%
Dragon Oil PLC	7,788	75,244
Glanbia PLC	3,640	32,312

Total Ireland		107,556
Italy – 4.1%
Fiat Industrial SpA	16,096	157,480
Luxottica Group SpA	5,290	187,358
Parmalat SpA	70,186	149,979
Pirelli & C SpA	10,192	109,879
Saipem SpA	5,532	265,959

Total Italy		870,655
Netherlands – 18.6%
Akzo Nobel N.V.	5,015	283,814
ASML Holding N.V.	3,210	171,753
European Aeronautic Defence and Space Co. N.V.	5,891	186,930
Fugro NV CVA	1,682	114,513
Heineken Holding N.V.	4,128	200,717
Heineken N.V.	7,054	420,988
Koninklijke Ahold N.V.	29,035	364,085
Koninklijke DSM N.V.	4,311	215,189
Koninklijke Philips Electronics N.V.	29,327	684,973
Koninklijke Vopak N.V.	1,320	92,788
Unilever N.V. CVA	29,030	1,028,165
Wolters Kluwer N.V.	10,840	204,025

Total Netherlands		3,967,940
Portugal – 3.1%
Jeronimo Martins, SGPS, S.A.(a)	7,968	133,107
Portugal Telecom, SGPS, S.A.	107,322	531,154

Total Portugal		664,261
Spain – 8.8%
Abengoa S.A.	2,122	37,223
Acerinox S.A.	6,797	76,303
Banco Bilbao Vizcaya Argentaria S.A.	93,519	735,468
Banco Santander S.A.*	129,076	962,296
Tecnicas Reunidas S.A.	1,522	70,842

Total Spain		1,882,132
TOTAL COMMON STOCKS (Cost: $21,407,211)		21,337,800
RIGHTS – 0.0%
Australia – 0.0%
GrainCorp Ltd, expiring 10/22/12
(Cost: $0)	66	11
TOTAL LONG-TERM INVESTMENTS (Cost: $21,407,211)		21,337,811

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	101

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2012

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
MONEY MARKET FUND – 2.4% United States – 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(b)
(Cost: $502,887)(c)	502,887	$502,887
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $21,910,098)(d)		21,840,698
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.2)%		(469,084)

NET ASSETS – 100.0%		$21,371,614

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(c)	At September 30, 2012, the total market value of the Fund’s securities on loan was $474,905 and the total market value of the collateral held by the Fund was $502,887.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

102	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 12.0%
AMP Ltd.	19,769	$89,015
Australia & New Zealand Banking Group Ltd.	13,703	352,681
BHP Billiton Ltd.	11,027	378,869
Coca-Cola Amatil Ltd.	4,123	58,139
Commonwealth Bank of Australia	7,807	452,769
National Australia Bank Ltd.	14,574	386,314
Origin Energy Ltd.	4,778	56,245
QBE Insurance Group Ltd.	5,310	71,508
Rio Tinto Ltd.	1,246	69,139
Telstra Corp., Ltd.	95,789	390,475
Wesfarmers Ltd.	6,563	233,820
Westpac Banking Corp.	18,800	485,820
Woodside Petroleum Ltd.	2,624	90,429
Woolworths Ltd.	5,967	178,458

Total Australia		3,293,681
Brazil – 11.6%
Banco Bradesco S.A.	8,118	106,797
Banco do Brasil S.A.	32,800	400,946
Banco Santander Brasil S.A.	23,400	170,933
BM&F Bovespa S.A.	14,200	85,740
BRF – Brasil Foods S.A.	2,500	43,141
CCR S.A.	9,400	85,021
Centrais Eletricas Brasileiras S.A.	14,700	87,673
Cia de Bebidas das Americas	9,200	291,536
Cia Energetica de Minas Gerais	4,625	51,065
Cia Siderurgica Nacional S.A.	17,700	99,632
Cielo S.A.	3,960	98,746
CPFL Energia S.A.	10,600	116,982
Itau Unibanco Holding S.A.	6,942	93,242
Natura Cosmeticos S.A.	2,900	78,975
Oi S.A.	14,300	69,921
Petroleo Brasileiro S.A.	52,400	601,794
Souza Cruz S.A.	9,900	134,193
Tractebel Energia S.A.	5,600	88,328
Vale S.A.	27,000	485,622

Total Brazil		3,190,287
Canada – 11.6%
Bank of Montreal	3,400	200,762
Bank of Nova Scotia(a)	4,600	252,078
Barrick Gold Corp.	2,084	87,007
BCE, Inc.	5,300	232,964
Canadian Imperial Bank of Commerce(a)	2,092	163,605
Canadian National Railway Co.	1,042	92,122
Cenovus Energy, Inc.	2,548	88,848
Crescent Point Energy Corp.(a)	2,500	110,600
Enbridge, Inc.	2,600	101,469
Great-West Lifeco, Inc.	6,300	143,166
Husky Energy, Inc.	6,600	177,216
Manulife Financial Corp.	10,274	123,733
Power Financial Corp.	4,500	116,210
Rogers Communications, Inc. Class B	3,200	129,438

Royal Bank of Canada(a)	6,500	$373,505
Sun Life Financial, Inc.	4,400	102,046
Suncor Energy, Inc.	3,480	114,379
Thomson Reuters Corp.	5,800	167,525
Toronto-Dominion Bank (The)(a)	3,174	264,481
TransCanada Corp.(a)	3,600	163,691

Total Canada		3,204,845
Chile – 11.7%
Administradora de Fondos de Pensiones Provida S.A.	16,454	101,238
AES Gener S.A.	210,958	127,722
Aguas Andinas S.A. Class A	258,967	173,640
Antarchile S.A.	10,878	176,276
Banco de Chile	1,935,626	270,470
Banco de Credito e Inversiones	1,406	88,641
Banco Santander Chile	3,826,039	270,495
CAP S.A.	2,528	88,058
Cencosud S.A.	18,973	114,874
Cia Cervecerias Unidas S.A.	6,944	99,107
Corpbanca	10,742,332	129,506
Empresa Nacional de Electricidad S.A.	188,947	305,560
Empresas CMPC S.A.	31,714	124,824
Empresas COPEC S.A.	18,482	272,301
Enersis S.A.	732,054	238,999
ENTEL Chile S.A.	9,644	200,889
Inversiones Aguas Metropolitanas S.A.	43,477	78,675
Latam Airlines Group S.A.	4,013	101,731
SACI Falabella	25,373	256,093

Total Chile		3,219,099
New Zealand – 14.1%
Air New Zealand Ltd.	165,516	159,493
Auckland International Airport Ltd.	149,438	325,242
Fisher & Paykel Healthcare Corp., Ltd.	102,087	195,048
Fletcher Building Ltd.	105,529	611,011
Freightways Ltd.	21,609	75,213
Infratil Ltd.	66,826	120,184
Kathmandu Holdings Ltd.	39,682	57,687
Mainfreight Ltd.	9,108	76,795
Nuplex Industries Ltd.(a)	49,750	119,023
Port of Tauranga Ltd.	13,464	141,932
Restaurant Brands New Zealand Ltd.	19,406	36,594
Ryman Healthcare Ltd.	31,355	106,791
Sky Network Television Ltd.	57,531	243,734
SKYCITY Entertainment Group Ltd.	83,063	260,822
Telecom Corp. of New Zealand Ltd.	406,290	803,262
Vector Ltd.	170,788	404,340
Warehouse Group Ltd. (The)	65,800	160,700

Total New Zealand		3,897,871
Norway – 13.9%
Aker ASA Class A	2,142	69,594
Aker Solutions ASA	6,568	124,481
DNB ASA	21,255	260,824
Fred Olsen Energy ASA	1,980	88,541

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	103

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

September 30, 2012

Investments	Shares	Value

Gjensidige Forsikring ASA(a)	13,780	$191,242
Norsk Hydro ASA	28,989	135,911
Orkla ASA	30,797	234,066
SpareBank 1 SR Bank ASA	6,120	39,447
Statoil ASA	64,476	1,665,735
Telenor ASA	38,030	742,026
TGS Nopec Geophysical Co. ASA	2,267	74,012
Yara International ASA	4,046	202,837

Total Norway		3,828,716
Russia – 13.0%
Gazprom Neft JSC ADR	10,611	260,712
Gazprom OAO ADR	126,832	1,272,125
LSR Group Reg S GDR(a)	2,880	13,392
Lukoil OAO ADR(a)	6,956	428,490
MMC Norilsk Nickel OJSC ADR	14,317	228,356
Mobile Telesystems OJSC ADR	12,500	219,000
NovaTek OAO Reg S GDR	1,056	124,925
Novolipetsk Steel OJSC Reg S GDR	5,357	106,068
Phosagro OAO Reg S GDR	4,218	56,563
Rosneft Oil Co. Reg S GDR	35,868	241,033
Sberbank of Russia ADR	23,320	273,544
Surgutneftegas OJSC ADR	16,537	149,164
Tatneft ADR(a)	2,630	109,066
Uralkali OJSC Reg S GDR	2,473	102,308

Total Russia		3,584,746
South Africa – 11.4%
ABSA Group Ltd.	7,823	131,313
African Bank Investments Ltd.(a)	13,770	55,156
AngloGold Ashanti Ltd.	1,837	65,103
Bidvest Group Ltd.	3,851	96,145
Exxaro Resources Ltd.	4,109	80,147
FirstRand Ltd.	50,507	170,720
Gold Fields Ltd.(a)	6,349	82,141
Impala Platinum Holdings Ltd.	7,772	130,928
Kumba Iron Ore Ltd.(a)	7,699	469,266
MTN Group Ltd.	32,705	635,023
Nedbank Group Ltd.	4,496	99,710
RMB Holdings Ltd.	14,844	66,564
Sanlam Ltd.	22,028	100,300
Sasol Ltd.	8,407	379,322
Standard Bank Group Ltd.	14,078	180,224
Tiger Brands Ltd.	2,249	74,444
Vodacom Group Ltd.	25,554	316,206

Total South Africa		3,132,712
TOTAL COMMON STOCKS (Cost: $27,817,974)		27,351,957
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Global Natural Resources Fund(b) (Cost: $7,124)	343	8,043

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.0%
MONEY MARKET FUND – 10.0%
United States – 10.0%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $2,768,985)(d)	2,768,985	$2,768,985
TOTAL INVESTMENTS IN SECURITIES – 109.3% (Cost: $30,594,083)(e)		30,128,985
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.3)%		(2,572,700)

NET ASSETS – 100.0%		$27,556,285

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $2,641,021 and the total market value of the collateral held by the Fund was $2,768,985.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

104	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

Wisdom Tree Global Natural Resources Fund (GNAT)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 98.4%
Australia – 8.9%
BHP Billiton Ltd.	12,358	$424,600
Fortescue Metals Group Ltd.(a)	40,915	148,491
Iluka Resources Ltd.	47,006	485,394
Rio Tinto Ltd.	4,940	274,116
Santos Ltd.	23,131	273,252
Woodside Petroleum Ltd.	11,768	405,552
WorleyParsons Ltd.	13,309	391,534

Total Australia		2,402,939
Belgium – 0.8%
Umicore S.A.(a)	4,205	220,041
Brazil – 3.3%
Cosan S.A. Industria e Comercio	8,300	151,493
Petroleo Brasileiro S.A.	33,300	382,438
Vale S.A.	20,500	368,713

Total Brazil		902,644
Canada – 7.3%
Cameco Corp.(a)	8,489	165,216
Canadian Natural Resources Ltd.	4,100	126,381
Crescent Point Energy Corp.(a)	13,000	575,121
Encana Corp.	16,300	356,663
First Quantum Minerals Ltd.	4,648	98,964
Imperial Oil Ltd.	2,285	105,083
Potash Corp. of Saskatchewan, Inc.	1,822	79,124
Silver Wheaton Corp.	3,139	124,673
Suncor Energy, Inc.	4,997	164,239
Teck Resources Ltd. Class B	5,885	173,509

Total Canada		1,968,973
China – 2.4%
China Shenhua Energy Co., Ltd. Class H	90,500	351,343
PetroChina Co., Ltd. Class H	236,000	309,259

Total China		660,602
France – 2.9%
Technip S.A.	1,830	203,670
Total S.A.	11,844	588,160

Total France		791,830
Germany – 1.5%
K+S AG	8,340	410,561
Hong Kong – 1.2%
CNOOC Ltd.	158,618	325,286
Indonesia – 1.1%
Adaro Energy Tbk PT	1,803,000	282,602
Israel – 2.6%
Israel Chemicals Ltd.	58,052	702,898
Italy – 2.9%
ENI SpA	26,366	577,316
Saipem SpA	4,461	214,469

Total Italy		791,785

Japan – 0.9%
Sumitomo Metal Mining Co., Ltd.	20,000	$253,213
Malaysia – 2.0%
IOI Corp. Bhd	152,900	249,122
Kuala Lumpur Kepong Bhd	41,000	295,914

Total Malaysia		545,036
Mexico – 2.4%
Grupo Mexico S.A.B. de C.V. Series B	146,707	484,716
Industrias Penoles S.A.B de C.V.	3,310	163,239

Total Mexico		647,955
Norway – 2.7%
Statoil ASA	16,355	422,531
Yara International ASA	6,372	319,446

Total Norway		741,977
Poland – 3.9%
KGHM Polska Miedz S.A.	21,992	1,046,895
Russia – 10.2%
Gazprom OAO ADR	51,526	516,806
Lukoil OAO ADR(a)	6,429	396,026
MMC Norilsk Nickel OJSC ADR	20,276	323,402
NovaTek OAO Reg S GDR	1,506	178,160
Novolipetsk Steel OJSC Reg S GDR(a)	19,593	387,941
Rosneft Oil Co. Reg S GDR	22,308	149,910
Surgutneftegas OJSC ADR	23,887	215,461
Tatneft ADR(a)	10,086	418,266
Uralkali OJSC Reg S GDR	4,097	169,493

Total Russia		2,755,465
Singapore – 0.5%
Wilmar International Ltd.	50,000	132,469
South Africa – 5.8%
Exxaro Resources Ltd.	14,281	278,553
Impala Platinum Holdings Ltd.	20,584	346,761
Kumba Iron Ore Ltd.(a)	10,245	624,448
Sasol Ltd.	7,301	329,420

Total South Africa		1,579,182
South Korea – 0.5%
Korea Zinc Co., Ltd.	290	127,462
Switzerland – 0.9%
Syngenta AG	620	231,890
Thailand – 2.3%
PTT Exploration & Production PCL	51,800	273,473
PTT PCL	32,500	347,385

Total Thailand		620,858
United Kingdom – 14.2%
Anglo American PLC	6,586	193,239
Antofagasta PLC	13,570	276,540
BG Group PLC	5,404	109,080
BHP Billiton PLC	13,526	420,454
BP PLC	65,489	461,606
Eurasian Natural Resources Corp. PLC	59,751	297,852

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	105

Schedule of Investments (unaudited) (concluded)

Wisdom Tree Global Natural Resources Fund (GNAT)

September 30, 2012

Investments	Shares	Value

Fresnillo PLC	18,698	$559,486
Rio Tinto PLC	6,628	308,778
Royal Dutch Shell PLC Class A	13,291	459,722
Royal Dutch Shell PLC Class B	12,935	459,106
Tullow Oil PLC	2,218	49,068
Xstrata PLC	16,959	262,215

Total United Kingdom		3,857,146
United States – 17.2%
Apache Corp.	816	70,560
Archer-Daniels - Midland Co.	5,572	151,447
Baker Hughes, Inc.	3,129	141,525
CF Industries Holdings, Inc.	458	101,786
Chesapeake Energy Corp.	9,692	182,888
Chevron Corp.	2,855	332,779
Cliffs Natural Resources, Inc.(a)	5,180	202,693
ConocoPhillips	8,307	474,994
Consol Energy, Inc.	5,027	151,061
Devon Energy Corp.	2,058	124,509
Diamond Offshore Drilling, Inc.(a)	8,348	549,382
Exxon Mobil Corp.	2,731	249,750
Freeport-McMoRan Copper & Gold, Inc.	8,242	326,218
Halliburton Co.	3,595	121,116
Marathon Oil Corp.	8,954	264,770
Monsanto Co.	1,586	144,358
Noble Energy, Inc.	1,086	100,683
Occidental Petroleum Corp.	2,439	209,900
Peabody Energy Corp.	5,099	113,657
Southern Copper Corp.	19,212	660,124

Total United States		4,674,200
TOTAL COMMON STOCKS (Cost: $29,038,655)		26,673,909
EXCHANGE-TRADED FUNDS – 0.7%
United States – 0.7%
iPath MSCI India Index ETN*	2,767	162,451
WisdomTree Global Equity Income Fund(b)	939	39,297

TOTAL EXCHANGE-TRADED FUNDS (Cost: $183,709)		201,748
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.4%
MONEY MARKET FUND – 12.4%
United States – 12.4%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $3,370,495)(d)	3,370,495	3,370,495
TOTAL INVESTMENTS IN SECURITIES – 111.5% (Cost: $32,592,859)(e)		30,246,152
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (11.5)%		(3,129,971)

NET ASSETS – 100.0%		$27,116,181

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(d)	At September 30, 2012, the total market value of the Fund’s securities on loan was $3,226,997 and the total market value of the collateral held by the Fund was $3,370,495.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

106	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 98.8%
Australia – 3.7%
AGL Energy Ltd.	22,749	$354,141
Envestra Ltd.	651,237	612,885
Hastings Diversified Utilities Fund	131,334	355,093

Total Australia		1,322,119
Austria – 1.5%
EVN AG(b)	24,805	345,762
Verbund AG	9,128	189,065

Total Austria		534,827
Belgium – 1.0%
Elia System Operator S.A./N.V.	8,746	358,255
Brazil – 10.2%
AES Tiete S.A.	59,900	542,371
Centrais Eletricas Brasileiras S.A.	85,300	508,739
Cia de Saneamento Basico do Estado de Sao Paulo	5,800	237,254
Cia de Saneamento de Minas Gerais-COPASA	8,900	202,233
Cia Energetica de Minas Gerais	40,850	451,025
CPFL Energia S.A.	36,600	403,921
EDP - Energias do Brasil S.A.	68,900	437,078
Light S.A.	47,900	555,071
Tractebel Energia S.A.	21,800	343,849

Total Brazil		3,681,541
Canada – 9.7%
Atco Ltd. Class I	1,078	84,360
Atlantic Power Corp.	37,226	556,905
Canadian Utilities Ltd. Class A	3,100	216,412
Capital Power Corp.	13,225	286,153
Emera, Inc.	9,000	317,303
Fortis, Inc.	8,500	289,654
Just Energy Group, Inc.(b)	74,463	812,021
Northland Power, Inc.	24,781	479,527
TransAlta Corp.	31,200	477,219

Total Canada		3,519,554
Chile – 5.9%
AES Gener S.A.	505,976	306,337
Aguas Andinas S.A. Class A	738,163	494,945
E.CL S.A.	114,618	279,764
Empresa Nacional de Electricidad S.A.	158,305	256,007
Enersis S.A.	688,357	224,733
Inversiones Aguas Metropolitanas S.A.	308,094	557,523

Total Chile		2,119,309
China – 0.5%
China Longyuan Power Group Corp. Class H	224,100	147,411
Huaneng Power International, Inc. Class H	62,000	47,180

Total China		194,591
Czech Republic – 1.5%
CEZ AS	14,127	526,429
Finland – 1.4%
Fortum Oyj	27,810	512,692

France – 7.5%
EDF S.A.	27,885	$584,926
GDF Suez(b)	33,274	744,842
Rubis	5,778	339,743
Suez Environnement Co.	47,193	535,435
Veolia Environnement S.A.	46,541	502,710

Total France		2,707,656
Germany – 3.5%
E.ON AG	26,614	632,221
RWE AG	14,006	627,322

Total Germany		1,259,543
Hong Kong – 3.7%
China Resources Power Holdings Co., Ltd.	96,100	210,464
CLP Holdings Ltd.	35,322	300,225
Guangdong Investment Ltd.	356,600	281,941
Hong Kong & China Gas Co., Ltd.	75,164	190,594
Power Assets Holdings Ltd.	43,886	372,733

Total Hong Kong		1,355,957
Indonesia – 1.0%
Perusahaan Gas Negara Persero Tbk PT	827,000	356,466
Italy – 9.2%
A2A SpA(b)	351,153	173,972
Enel Green Power SpA	127,638	216,096
Enel SpA	285,530	1,010,904
Hera SpA(b)	456,096	736,393
Snam SpA	128,796	571,651
Terna Rete Elettrica Nazionale SpA	165,166	616,209

Total Italy		3,325,225
Japan – 7.1%
Chubu Electric Power Co., Inc.(a)	23,900	312,420
Chugoku Electric Power Co., Inc. (The)(a)	19,900	265,248
Electric Power Development Co., Ltd.	9,642	254,559
Hokkaido Electric Power Co., Inc.(a)	32,400	264,031
Hokuriku Electric Power Co.(a)	20,900	254,400
Kansai Electric Power Co., Inc. (The)(a)	29,200	228,946
Kyushu Electric Power Co., Inc.	33,100	273,990
Osaka Gas Co., Ltd.(a)	47,000	207,815
Shikoku Electric Power Co., Inc.(a)	11,361	128,651
Toho Gas Co., Ltd.(a)	27,000	180,115
Tokyo Gas Co., Ltd.(a)	38,000	210,026

Total Japan		2,580,201
Malaysia – 1.7%
Petronas Gas Bhd	35,800	222,542
YTL Corp. Bhd	101,260	56,982
YTL Power International Bhd	627,300	340,690

Total Malaysia		620,214
New Zealand – 2.1%
Vector Ltd.	321,319	760,721
Philippines – 2.1%
Aboitiz Power Corp.	373,000	299,992
Energy Development Corp.	760,300	110,814

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	107

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

September 30, 2012

Investments	Shares	Value

Manila Electric Co.	54,580	$333,643

Total Philippines		744,449
Poland – 3.8%
Enea S.A.	44,419	226,702
PGE S.A.	46,816	270,355
Tauron Polska Energia S.A.	569,211	870,638

Total Poland		1,367,695
Portugal – 2.9%
EDP-Energias de Portugal S.A.	376,163	1,036,586
Russia – 0.2%
Federal Hydrogenerating Co. JSC ADR	24,952	66,372
South Korea – 0.7%
Korea Gas Corp.	4,150	268,097
Spain – 7.1%
Acciona S.A.	10,408	593,038
Enagas S.A.	32,128	634,456
Endesa S.A.	20,651	397,184
Gas Natural SDG S.A.	26,713	378,545
Red Electrica Corp. S.A.	12,014	570,249

Total Spain		2,573,472
Thailand – 3.0%
Electricity Generating PCL	108,213	457,040
Glow Energy PCL	115,900	249,460
Ratchaburi Electricity Generating Holding PCL	232,000	365,562

Total Thailand		1,072,062
United Kingdom – 7.8%
Centrica PLC	81,912	433,586
Drax Group PLC	49,068	401,721
National Grid PLC	43,550	480,316
Pennon Group PLC	24,223	282,608
Severn Trent PLC	11,531	312,634
SSE PLC	21,535	484,064
United Utilities Group PLC	36,306	419,769

Total United Kingdom		2,814,698
TOTAL COMMON STOCKS (Cost: $40,247,802)		35,678,731
EXCHANGE-TRADED FUND – 0.6%
United States – 0.6%
Ipath MSCI India Index ETN* (Cost: $182,846)	3,492	205,016
RIGHTS – 0.0%
Malaysia – 0.0%
YTL Corp. BHD Class R, expiring 11/16/12*
(Cost: $0)	6,750	629
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.7%
MONEY MARKET FUND – 10.7% United States – 10.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $3,865,491)(d)	3,865,491	$3,865,491
TOTAL INVESTMENTS IN SECURITIES – 110.1% (Cost: $44,296,139)(e)		39,749,867
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (10.1)%		(3,637,485)

NET ASSETS – 100.0%		$36,112,382

ADR – American Depositary Receipt

PCL – Public Company Limited

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(c)	At September 30, 2012, the total market value of the Fund’s securities on loan was $3,666,154 and the total market value of the collateral held by the Fund was $3,865,491.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

108	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.8%
Australia – 16.1%
Australand Property Group	223,337	$685,132
CFS Retail Property Trust	757,611	1,520,530
Commonwealth Property Office Fund	549,628	591,563
Dexus Property Group	1,094,989	1,081,745
GPT Group	411,172	1,453,764
Investa Office Fund(a)	96,489	289,979
Lend Lease Group(a)	97,233	793,734
Mirvac Group	911,739	1,355,808
Stockland	705,613	2,450,781
Westfield Group	483,758	5,111,089
Westfield Retail Trust	708,369	2,128,869

Total Australia		17,462,994
Belgium – 1.0%
Befimmo SCA Sicafi	7,560	446,421
Cofinimmo	5,174	575,308

Total Belgium		1,021,729
Brazil – 1.0%
BR Malls Participacoes S.A.	16,400	227,553
BR Properties S.A.	7,784	101,482
JHSF Participacoes S.A.	71,000	265,970
LPS Brasil Consultoria de Imoveis S.A.	2,200	39,569
Multiplan Empreendimentos Imobiliarios S.A.	14,900	438,378

Total Brazil		1,072,952
Canada – 9.7%
Allied Properties Real Estate Investment Trust	8,347	271,207
Artis Real Estate Investment Trust (b)	23,860	397,202
Boardwalk Real Estate Investment Trust	5,420	357,992
Brookfield Asset Management, Inc. Class A(b)	43,837	1,512,097
Brookfield Office Properties, Inc.(b)	70,808	1,175,876
Calloway Real Estate Investment Trust(b)	25,558	775,870
Canadian Apartment Properties REIT(b)	17,368	438,988
Canadian Real Estate Investment Trust(b)	12,513	534,373
Chartwell Seniors Housing Real Estate Investment Trust (b)	36,894	382,082
Cominar Real Estate Investment Trust	17,505	429,108
Dundee Real Estate Investment Trust	14,929	571,397
First Capital Realty, Inc.	31,538	602,265
Granite Real Estate, Inc.	8,076	289,076
H&R Real Estate Investment Trust(b)	32,200	824,349
Primaris Retail Real Estate Investment Trust (b)	17,915	443,892
RioCan Real Estate Investment Trust(b)	56,560	1,590,543

Total Canada		10,596,317
Chile – 0.1%
Parque Arauco S.A.	39,996	82,432
China – 0.9%
Guangzhou R&F Properties Co., Ltd. Class H(b)	885,200	1,019,551
Finland – 0.3%
Sponda Oyj	79,225	325,134

France – 10.0%
Fonciere des Regions	18,656	$1,404,055
Gecina S.A.	16,043	1,644,128
ICADE	10,995	896,797
Klepierre	45,074	1,582,484
Mercialys S.A.	28,660	591,965
Societe Immobiliere de Location pour l’Industrie et le Commerce	4,454	461,270
Unibail-Rodamco SE	21,776	4,345,098

Total France		10,925,797
Germany – 0.3%
Deutsche Euroshop AG	9,413	351,185
Hong Kong – 26.3%
Champion Real Estate Investment Trust	1,559,000	711,813
Cheung Kong Holdings Ltd.	309,238	4,534,919
China Overseas Grand Oceans Group Ltd.	40,300	39,919
China Overseas Land & Investment Ltd.	543,800	1,383,128
Franshion Properties China Ltd.	436,000	133,276
Hang Lung Group Ltd.	104,649	663,399
Hang Lung Properties Ltd.	612,283	2,092,735
Henderson Land Development Co., Ltd.	222,320	1,600,033
Hui Xian Real Estate Investment Trust	483,666	300,852
Hysan Development Co., Ltd.	103,115	469,475
Kowloon Development Co., Ltd.	374,398	430,739
Link REIT (The)	328,946	1,559,187
New World Development Co., Ltd.	996,682	1,545,174
Sino Land Co., Ltd.	851,735	1,592,901
Sino-Ocean Land Holdings Ltd.(b)	887,700	502,628
Sun Hung Kai Properties Ltd.	368,871	5,404,668
Swire Pacific Ltd. Class A	125,459	1,537,240
Swire Pacific Ltd. Class B	565,798	1,313,561
Wharf Holdings Ltd.	288,872	2,006,353
Wheelock & Co., Ltd.	85,231	367,714
Yuexiu Property Co., Ltd.	1,642,000	417,211

Total Hong Kong		28,606,925
Indonesia – 0.0%
Bumi Serpong Damai PT	280,750	33,150
Israel – 0.5%
Azrieli Group	11,656	241,707
Gazit-Globe Ltd.	31,549	343,959

Total Israel		585,666
Japan – 5.6%
Aeon Mall Co., Ltd.	3,700	90,836
Daito Trust Construction Co., Ltd.(b)	14,400	1,452,956
Daiwa House Industry Co., Ltd.	64,000	932,031
Mitsubishi Estate Co., Ltd.	57,589	1,105,886
Mitsui Fudosan Co., Ltd.	62,308	1,251,766
Nomura Real Estate Holdings, Inc.	16,565	292,123
Sumitomo Real Estate Sales Co., Ltd.	980	49,315
Sumitomo Realty & Development Co., Ltd.(b)	25,279	673,240
Tokyu Land Corp.	51,168	274,913

Total Japan		6,123,066

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	109

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2012

Investments	Shares	Value

Malaysia – 0.9%
IGB Corp. Bhd	191,900	$145,660
KLCC Property Holdings Bhd	228,600	435,286
SP Setia Bhd	339,500	404,312

Total Malaysia		985,258
Netherlands – 2.0%
Corio N.V.	30,689	1,306,242
Eurocommercial Properties N.V.	11,048	419,149
Wereldhave N.V.	7,824	435,537

Total Netherlands		2,160,928
Philippines – 0.9%
Ayala Land, Inc.	592,600	338,811
Robinsons Land Corp.	279,400	127,527
SM Prime Holdings, Inc.	1,523,575	518,633

Total Philippines		984,971
Russia – 0.2%
LSR Group OJSC GDR	55,326	257,266
Singapore – 10.8%
Ascendas Real Estate Investment Trust	536,901	1,054,807
CapitaCommercial Trust	754,635	919,686
CapitaLand Ltd.	543,589	1,409,157
CapitaMall Trust	743,786	1,224,788
CapitaMalls Asia Ltd.	320,000	430,423
CDL Hospitality Trusts	248,432	411,117
City Developments Ltd.	32,103	307,238
Fragrance Group Ltd.	325,040	75,517
Frasers Centrepoint Trust	205,000	302,478
GuocoLand Ltd.	130,000	213,011
Keppel Land Ltd.	417,168	1,207,260
K-REIT Asia	627,000	605,686
Mapletree Commercial Trust(b)	557,340	531,579
Mapletree Industrial Trust	502,325	577,385
Mapletree Logistics Trust	822,187	754,023
Suntec Real Estate Investment Trust(b)	817,828	990,034
UOL Group Ltd.	105,000	490,462
Wheelock Properties Singapore Ltd.	177,000	268,379

Total Singapore		11,773,030
South Africa – 3.4%
Capital Property Fund	338,189	434,051
Growthpoint Properties Ltd.	416,740	1,256,107
Hyprop Investments Ltd.(b)	45,213	392,339
Redefine Properties Ltd.	999,669	1,132,800
Resilient Property Income Fund Ltd.	78,662	457,606

Total South Africa		3,672,903
Sweden – 1.1%
Castellum AB	38,830	526,195
Fabege AB	45,233	431,178
Hufvudstaden AB Class A	21,856	271,508

Total Sweden		1,228,881
Switzerland – 0.9%
Swiss Prime Site AG	11,918	985,346
Taiwan – 1.4%
Farglory Land Development Co., Ltd.	420,000	$785,167
Highwealth Construction Corp.	386,000	648,524
Ruentex Development Co., Ltd.	37,000	70,053

Total Taiwan		1,503,744
Thailand – 0.7%
Land and Houses PCL NVDR	2,463,586	728,351
Turkey – 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	243,502	340,382
United Kingdom – 5.4%
British Land Co. PLC	171,278	1,443,745
Capital Shopping Centres Group PLC	199,483	1,053,993
Derwent London PLC	8,399	265,286
Hammerson PLC	112,041	815,966
Land Securities Group PLC	114,317	1,405,722
Segro PLC	228,739	837,726

Total United Kingdom		5,822,437
TOTAL COMMON STOCKS (Cost: $98,330,399)		108,650,396
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Global Natural Resources Fund(c)
(Cost: $4,311)	181	4,244
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.7%
MONEY MARKET FUND – 10.7%
United States – 10.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(d)
(Cost: $11,659,416)(e)	11,659,416	11,659,416
TOTAL INVESTMENTS IN SECURITIES – 110.5% (Cost: $109,994,126)(f)		120,314,056
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (10.5)%		(11,447,295)

NET ASSETS – 100.0%		$108,866,761

GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

PCL – Public Company Limited

REIT – Real Estate Investment Trust

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at September 30, 2012 (See Note 2).

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2012.

(e)	At September 30, 2012, the total market value of the Fund’s securities on loan was $11,043,937 and the total market value of the collateral held by the Fund was $11,659,416.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

110	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

September 30, 2012

Investments	Shares	Value

COMMON STOCKS – 99.7%
China – 55.3%
AAC Technologies Holdings, Inc.	13,000	$46,948
Anhui Conch Cement Co., Ltd. Class H	28,000	87,215
China Bluechemical Ltd. Class H	72,000	42,625
China Coal Energy Co., Ltd. Class H	86,000	78,532
China Communications Construction Co., Ltd. Class H	152,000	122,921
China Communications Services Corp., Ltd. Class H	60,000	34,747
China Longyuan Power Group Corp. Class H	48,000	31,574
China National Building Material Co., Ltd. Class H	96,000	106,113
China Oilfield Services Ltd. Class H	16,000	29,139
China Petroleum & Chemical Corp. Class H	240,000	224,112
China Railway Construction Corp., Ltd. Class H	43,000	38,490
China Railway Group Ltd. Class H	90,000	39,351
China Shanshui Cement Group Ltd.	124,000	80,766
China Shenhua Energy Co., Ltd. Class H	60,000	232,935
China Telecom Corp., Ltd. Class H	308,000	177,969
Daphne International Holdings Ltd.	20,000	20,069
Datang International Power Generation Co., Ltd. Class H	168,000	56,554
Dongfeng Motor Group Co., Ltd. Class H	60,000	70,035
Enn Energy Holdings Ltd.	8,000	33,689
Guangzhou Automobile Group Co., Ltd. Class H	80,000	52,520
Hengan International Group Co., Ltd.	17,000	160,720
Huaneng Power International, Inc. Class H	44,000	33,483
Jiangxi Copper Co., Ltd. Class H	66,000	167,187
PetroChina Co., Ltd. Class H	184,000	241,117
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	20,678
Sinopharm Group Co., Ltd. Class H	8,800	28,205
Tsingtao Brewery Co., Ltd. Class H	4,000	22,081
Want Want China Holdings Ltd.	130,000	165,827
Wumart Stores, Inc. Class H	12,000	17,923
Yanzhou Coal Mining Co., Ltd. Class H	64,000	97,569
Zhaojin Mining Industry Co., Ltd. Class H	25,000	45,400
Zhongsheng Group Holdings Ltd.	11,000	13,748
Zijin Mining Group Co., Ltd. Class H	296,000	119,496
ZTE Corp. Class H	15,200	24,388

Total China		2,764,126
Hong Kong – 44.4%
Beijing Enterprises Holdings Ltd.	8,000	53,345
China Agri-Industries Holdings Ltd.	70,000	39,635
China Mengniu Dairy Co., Ltd.	20,000	59,846
China Merchants Holdings International Co., Ltd.	40,000	123,303
China Mobile Ltd.	38,000	421,256
China Resources Cement Holdings Ltd.	60,000	34,901
China Resources Enterprise Ltd.	28,000	93,535
China Resources Gas Group Ltd.	8,000	16,344
China Resources Power Holdings Co., Ltd.	36,000	78,842
China State Construction International Holdings Ltd.	32,000	37,641
China Unicom Hong Kong Ltd.	52,000	85,311
Citic Pacific Ltd.	64,000	76,850
CNOOC Ltd.	116,000	237,887
Cosco Pacific Ltd.	80,000	111,850

Digital China Holdings Ltd.	22,000	$35,072
Geely Automobile Holdings Ltd.	50,000	18,960
Golden Eagle Retail Group Ltd.	10,000	19,630
Guangdong Investment Ltd.	80,000	63,251
Intime Department Store Group Co., Ltd.	33,000	35,753
Kingboard Chemical Holdings Ltd.	17,000	40,827
Kunlun Energy Co., Ltd.	40,000	70,061
Lenovo Group Ltd.	116,000	96,053
Nine Dragons Paper Holdings Ltd.	60,000	30,181
Parkson Retail Group Ltd.	42,000	35,211
Shanghai Industrial Holdings Ltd.	18,000	53,513
Tencent Holdings Ltd.	3,600	122,674
Tingyi Cayman Islands Holding Corp.	32,000	96,372
Yingde Gases	37,000	32,785

Total Hong Kong		2,220,889
TOTAL COMMON STOCKS (Cost: $4,989,326)		4,985,015
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $4,989,326)(a)		4,985,015
Other Assets in Excess of Foreign Currency and Liabilities – 0.3%		14,561

NET ASSETS – 100.0%		$4,999,576

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	111

Statements of Assets and Liabilities (unaudited)

WisdomTree International Dividend and Sector Funds

September 30, 2012

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
ASSETS:

Investments, at cost	$456,279,298	$187,736,035	$92,460,663	$29,803,630	$739,458,476

Investment in affiliates, at cost (Note 7)	442,179	147,153	38,058	7,314	—

Foreign currency, at cost	109,400	35,965	45,312	3,498	28,600
Investments in securities, at value (including securities on loan) (Note 2)[1]	459,053,367	186,649,170	96,414,186	30,393,392	698,938,231

Investment in affiliates, at value (Note 7)	449,247	150,712	39,476	8,311	—

Cash	317,768	57,346	23,607	12,878	108,128

Foreign currency, at value	111,011	36,477	45,597	3,512	28,600

Unrealized appreciation on forward foreign currency contracts	—	8	—	—	210,916

Receivables:

Dividends and interest	1,893,285	898,143	378,838	36,628	6,889,669

Foreign tax reclaims	610,511	183,196	61,835	27,293	—

Investment securities sold	19,837	12,937	122,789	—	4,477,198
Total Assets	462,455,026	187,987,989	97,086,328	30,482,014	710,652,742
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	79	—	—	3,635,970

Payables:

Collateral for securities on loan (Note 2)	38,738,909	13,452,285	5,457,725	1,063,368	158,910,409

Investment securities purchased	—	—	129,293	—	—

Capital shares purchased	—	—	—	—	109,682

Advisory fees (Note 3)	167,555	83,658	43,704	13,492	223,389

Service fees (Note 2)	1,542	637	333	103	2,048
Total Liabilities	38,908,006	13,536,659	5,631,055	1,076,963	162,881,498
NET ASSETS	$423,547,020	$174,451,330	$91,455,273	$29,405,051	$547,771,244
NET ASSETS:

Paid-in capital	$659,611,255	$265,673,360	$111,464,457	$55,972,372	$669,029,971

Undistributed net investment income	1,229,889	583,007	238,281	8,808	5,666,337

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(240,088,491)	(90,724,636)	(24,203,376)	(27,165,980)	(82,980,994)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,794,367	(1,080,401)	3,955,911	589,851	(43,944,070)
NET ASSETS	$423,547,020	$174,451,330	$91,455,273	$29,405,051	$547,771,244
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,700,000	4,550,000	2,200,000	800,000	17,250,000
Net asset value per share	$43.66	$38.34	$41.57	$36.76	$31.75
[1]	Market value of securities out on loan were as follows: $36,828,211, $12,772,866, $5,200,194, $989,718 and $150,976,684, respectively.

See Notes to Financial Statements.

112	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2012

	WisdomTree Global ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund
ASSETS:

Investments, at cost	$62,764,728	$198,171,345	$86,595,121	$76,278,740	$198,368,177

Investment in affiliates, at cost (Note 7)	65,823	81,652	—	—	206,124

Foreign currency, at cost	31,287	84,699	24,775	37,552	17,408
Investments in securities, at value (including securities on loan) (Note 2)[1]	65,653,345	197,260,987	92,730,329	77,128,942	197,378,032

Investment in affiliates, at value (Note 7)	66,145	82,054	—	—	206,613

Cash	8,092	55,432	68,640	28,872	152,991

Foreign currency, at value	31,459	85,033	24,804	37,552	17,515

Receivables:

Investment securities sold	424,699	—	21,378	—	—

Dividends and interest	134,092	1,556,826	249,782	768,978	769,394

Foreign tax reclaims	9,828	—	1,254	—	260,402
Total Assets	66,327,660	199,040,332	93,096,187	77,964,344	198,784,947
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	109	—	—	—

Payables:

Collateral for securities on loan (Note 2)	2,387,303	41,282,352	1,893,618	11,406,674	12,311,380

Investment securities purchased	433,999	—	—	—	—

Capital shares purchased	—	19,365	—	—	—

Advisory fees (Note 3)	28,184	76,743	35,329	32,193	72,140

Service fees (Note 2)	215	582	326	244	662
Total Liabilities	2,849,701	41,379,151	1,929,273	11,439,111	12,384,182
NET ASSETS	$63,477,959	$157,661,181	$91,166,914	$66,525,233	$186,400,765
NET ASSETS:

Paid-in capital	$81,525,092	$184,193,461	$107,343,479	$86,189,355	$241,797,207

Undistributed net investment income	42,730	473,975	45,990	54,121	566,489

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(20,980,418)	(26,097,581)	(22,358,050)	(20,571,960)	(54,979,288)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,890,555	(908,674)	6,135,495	853,717	(983,643)
NET ASSETS	$63,477,959	$157,661,181	$91,166,914	$66,525,233	$186,400,765
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,300,000	3,700,000	1,400,000	1,250,000	4,400,000
Net asset value per share	$48.83	$42.61	$65.12	$53.22	$42.36
[1]	Market value of securities out on loan were as follows: $2,272,759, $39,182,297, $1,833,242, $10,763,036 and $11,662,515, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	113

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2012

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
ASSETS:

Investments, at cost	$352,975,859	$106,029,628	$447,989,816	$4,429,193,989	$952,354,888

Investment in affiliates, at cost (Note 7)	382,087	221,285	258,337	—	754,511

Foreign currency, at cost	88,260	45,306	219,416	4,574,618	4,576,930
Investments in securities, at value (including securities on loan) (Note 2)[1]	363,758,496	110,715,404	473,666,025	4,606,411,124	1,054,358,102

Investment in affiliates, at value (Note 7)	388,737	225,046	273,599	—	814,550

Cash	298,707	12,207	34,572	357,227	—

Foreign currency, at value	88,445	45,652	219,820	4,575,725	4,578,942

Unrealized appreciation on forward foreign currency contracts	—	—	—	291	6,828

Receivables:

Dividends and interest	1,277,379	474,826	2,652,910	9,036,092	670,273

Foreign tax reclaims	281,837	94,976	147,794	30,099	24,941

Capital shares sold	—	—	—	—	8,071,849

Investment securities sold	—	21,039	—	40,185,388	4,935,123
Total Assets	366,093,601	111,589,150	476,994,720	4,660,595,946	1,073,460,608
LIABILITIES:

Due to custodian	—	—	—	—	3,643,821

Unrealized depreciation on forward foreign currency contracts	—	45	241	2,686	461

Payables:

Collateral for securities on loan (Note 2)	29,103,448	13,947,223	67,878,939	209,636,860	25,562,982

Investment securities purchased	—	—	—	25,086,789	8,066,324

Advisory fees (Note 3)	164,085	46,215	193,006	2,226,041	519,215

Service fees (Note 2)	1,248	353	1,469	15,547	3,657
Total Liabilities	29,268,781	13,993,836	68,073,655	236,967,923	37,796,460
NET ASSETS	$336,824,820	$97,595,314	$408,921,065	$4,423,628,023	$1,035,664,148
NET ASSETS:

Paid-in capital	$497,085,882	$181,753,130	$613,483,647	$4,539,119,251	$1,074,072,432

Undistributed (Distributions in excess of) net investment income	1,152,868	272,987	662,802	2,812,622	(1,612,384)

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(172,200,018)	(89,120,913)	(230,914,404)	(295,601,852)	(138,834,392)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	10,786,088	4,690,110	25,689,020	177,298,002	102,038,492
NET ASSETS	$336,824,820	$97,595,314	$408,921,065	$4,423,628,023	$1,035,664,148
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,400,000	2,100,000	8,650,000	82,300,000	22,500,000
Net asset value per share	$40.10	$46.47	$47.27	$53.75	$46.03
[1]	Market value of securities out on loan were as follows: $27,640,473, $13,206,121, $64,193,635, $198,754,392 and $24,115,343 respectively.

See Notes to Financial Statements.

114	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree International Dividend and Sector Funds

September 30, 2012

	WisdomTree Middle East Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree China Dividend ex-Financials Fund
ASSETS:

Investments, at cost	$12,476,630	$21,910,098	$30,586,959	$32,554,231	$44,296,139	$109,989,815	$4,989,326

Investment in affiliates, at cost (Note 7)	—	—	7,124	38,628	—	4,311	—

Foreign currency, at cost	2,455	7,571	6,874	3,816	38,198	33,445	289
Investments in securities, at value (including securities on loan) (Note 2)[1]	13,255,218	21,840,698	30,120,942	30,206,855	39,749,867	120,309,812	4,985,015

Investment in affiliates, at value (Note 7)	—	—	8,043	39,297	—	4,244	—

Cash	9,726	1,842	9,562	16,705	3,419	6,306	10,775

Foreign currency, at value	2,452	7,597	6,877	3,897	38,227	33,713	289

Unrealized appreciation on forward foreign currency contracts	—	115,688	1	272	47	—	—

Receivables:

Investment securities sold	—	166,231	198,286	93,240	—	—	—

Dividends and interest	—	19,702	114,029	126,252	184,360	214,328	4,530

Foreign tax reclaims	—	21,279	24,000	13,174	17,927	10,015	—
Total Assets	13,267,396	22,173,037	30,481,740	30,499,692	39,993,847	120,578,418	5,000,609
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	260,047	—	—	9	—	—

Payables:

Collateral for securities on loan (Note 2)	—	502,887	2,768,985	3,370,495	3,865,491	11,659,416	—

Investment securities purchased	—	31,006	143,300	—	—	—	—

Advisory fees (Note 3)	9,482	7,427	13,070	12,918	15,844	51,847	1,026

Service fees (Note 2)	47	56	100	98	121	394	7
Total Liabilities	9,529	801,423	2,925,455	3,383,511	3,881,465	11,711,657	1,033
NET ASSETS	$13,257,867	$21,371,614	$27,556,285	$27,116,181	$36,112,382	$108,866,761	$4,999,576
NET ASSETS:

Paid-in capital	$21,599,052	$23,940,232	$43,708,322	$44,838,137	$63,669,650	$159,453,634	$5,000,100

Undistributed (Distributions in excess of) net investment income	(65,364)	46,493	70,839	44,097	118,695	(4,170,270)	3,787

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(9,054,407)	(2,401,565)	(15,757,838)	(15,424,610)	(23,124,020)	(56,737,242)	—

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	778,586	(213,546)	(465,038)	(2,341,443)	(4,551,943)	10,320,639	(4,311)
NET ASSETS	$13,257,867	$21,371,614	$27,556,285	$27,116,181	$36,112,382	$108,866,761	$4,999,576
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	900,000	500,000	900,000	1,150,000	2,050,000	3,750,000	100,002
Net asset value per share	$14.73	$42.74	$30.62	$23.58	$17.62	$29.03	$49.99
[1]	Market value of securities out on loan were as follows: $0, $474,905, $2,641,021, $3,226,997, $3,666,154, $11,043,937 and $0, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	115

Statements of Operations (unaudited)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2012

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund[1]	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$10,850,490	$5,644,253	$2,633,403	$793,003	$7,717,159

Dividends from affiliates (Note 7)	86,147	18,975	8,708	1,550	—

Interest	31	—	3	—	34

Securities lending income (Note 2)	469,956	231,609	79,861	35,115	107,810
Total investment income	11,406,624	5,894,837	2,721,975	829,668	7,825,003
EXPENSES:

Advisory fees (Note 3)	938,071	484,276	255,381	76,342	1,449,391

Service fees (Note 2)	8,599	3,674	1,937	579	13,286
Total expenses	946,670	487,950	257,318	76,921	1,462,677
Expense reimbursements/waivers (Note 3)	(1,939)	(938)	(201)	(66)	—
Net expenses	944,731	487,012	257,117	76,855	1,462,677
Net investment income	10,461,893	5,407,825	2,464,858	752,813	6,362,326
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(16,345,151)	(13,033,089)	(2,163,702)	(1,276,489)	(12,148,539)

Investment transactions from affiliates (Note 7)	(22,939)	159	8,210	4,964	—

In-kind redemptions	—	—	—	—	2,291,525

Forward foreign currency contracts and foreign currency related transactions	16,083	(3,859)	(8,163)	(5,845)	(23,041,635)
Net realized loss	(16,352,007)	(13,036,789)	(2,163,655)	(1,277,370)	(32,898,649)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	9,525,838	11,399,112	2,250,246	167,672	(42,980,441)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(19,270)	(3,543)	61	(687)	(11,931,692)
Net change in unrealized appreciation (depreciation)	9,506,568	11,395,569	2,250,307	166,985	(54,912,133)
Net realized and unrealized gain (loss) on investments	(6,845,439)	(1,641,220)	86,652	(1,110,385)	(87,810,782)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,616,454	$3,766,605	$2,551,510	$(357,572)	$(81,448,456)
[1]	Net of foreign withholding tax of $1,087,373, $534,894, $249,305, $100,297 and $580,839, respectively.

See Notes to Financial Statements.

116	WisdomTree International Dividend and Sector Funds

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2012

	WisdomTree Global ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,388,981	$1,791,806	$2,580,677	$1,838,246	$4,715,574

Dividends from affiliates (Note 7)	9,370	10	15,559	—	13,708

Interest	6	—	2	—	—

Securities lending income (Note 2)	37,533	53,221	8,332	34,958	192,963
Total investment income	1,435,890	1,845,037	2,604,570	1,873,204	4,922,245
EXPENSES:

Advisory fees (Note 3)	174,741	505,983	207,821	183,810	400,562

Service fees (Note 2)	1,326	3,838	1,905	1,394	3,672
Total expenses	176,067	509,821	209,726	185,204	404,234
Expense reimbursements/waivers (Note 3)	(1,190)	(100)	(3,744)	—	(441)
Net expenses	174,877	509,721	205,982	185,204	403,793
Net investment income	1,261,013	1,335,316	2,398,588	1,688,000	4,518,452
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(7,744,177)	295,346	(1,864,085)	(3,605,962)	(7,283,745)

Investment transactions from affiliates (Note 7)	(73,540)	23,442	(497,232)	—	71

In-kind redemptions	470,184	2,095,800	101,622	—	—

In-kind redemptions from affiliates (Note 7)	—	9	3,422	—	—

Forward foreign currency contracts and foreign currency related transactions	(7,879)	102,642	(248)	(5,466)	12,806
Net realized gain (loss)	(7,355,412)	2,517,239	(2,256,521)	(3,611,428)	(7,270,868)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	4,991,939	(13,354,103)	3,484,372	903,471	5,256,962

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,521	(9,313)	4,212	17,198	(9,324)
Net change in unrealized appreciation (depreciation)	4,994,460	(13,363,416)	3,488,584	920,669	5,247,638
Net realized and unrealized gain (loss) on investments	(2,360,952)	(10,846,177)	1,232,063	(2,690,759)	(2,023,230)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,099,939)	$(9,510,861)	$3,630,651	$(1,002,759)	$2,495,222
[1]	Net of foreign withholding tax of $150,129, $134,775, $230,910, $8,529 and $462,928, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	117

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2012

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$12,527,177	$2,509,118	$10,147,971	$121,994,817	$21,983,987

Dividends from affiliates (Note 7)	24,864	10,479	3,142	—	44,936

Interest	—	—	48	1,133	286

Securities lending income (Note 2)	551,259	106,031	487,871	1,113,261	150,955
Total investment income	13,103,300	2,625,628	10,639,032	123,109,211	22,180,164
EXPENSES:

Advisory fees (Note 3)	965,338	281,892	1,142,426	12,098,993	3,019,618

Service fees (Note 2)	7,323	2,139	8,667	84,501	21,089
Total expenses	972,661	284,031	1,151,093	12,183,494	3,040,707
Expense reimbursements/waivers (Note 3)	(1,650)	(604)	(1,225)	(1,100)	(27,294)
Net expenses	971,011	283,427	1,149,868	12,182,394	3,013,413
Net investment income	12,132,289	2,342,201	9,489,164	110,926,817	19,166,751
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(26,803,426)	(9,726,322)	(4,675,049)	(246,579,703)	(131,752,268)

Investment transactions from affiliates (Note 7)	7,545	6,029	39,318	(129,934)	(1,081,020)

In-kind redemptions	1,331,366	527,823	824,542	47,459,461	34,839,120

In-kind redemptions from affiliates (Note 7)	(738)	(12)	84	—	(31,987)

Forward foreign currency contracts and foreign currency related transactions	(34,068)	(5,315)	16,121	(942,774)	(1,246,271)
Net realized loss	(25,499,321)	(9,197,797)	(3,794,984)	(200,192,950)	(99,272,426)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	11,095,015	5,604,098	(12,944,698)	(17,656,236)	68,743,780

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(5,467)	(600)	10,851	228,277	(48,033)
Net change in unrealized appreciation (depreciation)	11,089,548	5,603,498	(12,933,847)	(17,427,959)	68,695,747
Net realized and unrealized loss on investments	(14,409,773)	(3,594,299)	(16,728,831)	(217,620,909)	(30,576,679)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,277,484)	$(1,252,098)	$(7,239,667)	$(106,694,092)	$(11,409,928)

[1]	Net of foreign withholding tax of $1,377,826, $257,702, $913,322, $18,332,834 and $4,140,604, respectively.

See Notes to Financial Statements.

118	WisdomTree International Dividend and Sector Funds

Statements of Operations (unaudited) (concluded)

WisdomTree International Dividend and Sector Funds

For the Six Months Ended September 30, 2012

	WisdomTree Middle East Dividend Fund	WisdomTree Europe Hedged Equity Fund[3]	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree China Dividend ex-Financials Fund[4]
INVESTMENT INCOME:

Dividends[1]	$291,583	$527,836	$708,764	$760,017	$979,820	$2,598,813	$4,820

Dividends from affiliates (Note 7)	—	3,974	2,432	1,909	2,615	3,848	—

Securities lending income (Note 2)	—	21,066	21,411	15,593	23,970	57,846	—
Total investment income	291,583	552,876	732,607	777,519	1,006,405	2,660,507	4,820
EXPENSES:

Advisory fees (Note 3)	51,013	55,598	80,981	81,178	83,835	307,541	1,026

Service fees (Note 2)	288	469	614	616	636	2,333	7

Custody and accounting	35,512	21,741	—	—	—	—	—

Professional fees	12,730	12,789	—	—	—	—	—

IOPV fees[2]	4,625	2,350	—	—	—	—	—

Pricing	3,903	306	—	—	—	—	—

Printing	3,258	3,371	—	—	—	—	—

Listing costs	1,626	1,251	—	—	—	—	—

Insurance	1,201	1,243	—	—	—	—	—

Compiance	469	469	—	—	—	—	—

Other expenses	2,572	2,979	—	—	—	—	—
Total expenses	117,197	102,566	81,595	81,794	84,471	309,874	1,033
Expense reimbursements/waivers (Note 3)	(59,230)	(40,369)	(27)	(403)	(427)	(315)	—
Net expenses	57,967	62,197	81,568	81,391	84,044	309,559	1,033
Net investment income	233,616	490,679	651,039	696,128	922,361	2,350,948	3,787
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(117,068)	(2,512,219)	(789,648)	(2,006,531)	(1,874,113)	(2,027,714)	—

Investment transactions from affiliates (Note 7)	—	6,588	(14,059)	(44,742)	(39,377)	(36,708)	—

In-kind redemptions	—	1,738,919	6,211	(142,476)	—	1,021,275	—

In-kind redemptions from affiliates (Note 7)	—	41	147	(4,328)	—	680	—

Forward foreign currency contracts and foreign currency related transactions	(4,235)	706,496	(10,020)	(5,940)	(13,818)	(9,196)	—
Net realized loss	(121,303)	(60,175)	(807,369)	(2,204,017)	(1,927,308)	(1,051,663)	—

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(442,616)	(805,712)	(68,619)	(32,983)	(240,323)	10,895,949	(4,311)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	13	(327,325)	360	5,532	(4,389)	1,284	—
Net change in unrealized appreciation (depreciation)	(442,603)	(1,133,037)	(68,259)	(27,451)	(244,712)	10,897,233	(4,311)
Net realized and unrealized gain (loss) on investments	(563,906)	(1,193,212)	(875,628)	(2,231,468)	(2,172,020)	9,845,570	(4,311)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(330,290)	$(702,533)	$(224,589)	$(1,535,340)	$(1,249,658)	$12,196,518	$(524)
[1]	Net of foreign withholding tax of $33,425, $58,745, $96,962, $84,247, $112,811, $242,396 and $0, respectively.

[2]	IOVP fees – Indicative Optimized Portfolio Value – is the real-time estimation of the net asset value of the Fund.

[3]

This information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

[4]	For the period September 19, 2012 (commencement of operations) through September 30, 2012.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	119

Statements of Changes in Net Assets

WisdomTree International Dividend and Sector Funds

	WisdomTree DEFA Fund		WisdomTree DEFA Equity Income Fund		WisdomTree Global Equity Income Fund
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$10,461,893	$16,719,464	$5,407,825	$6,939,284	$2,464,858	$3,461,871

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(16,352,007)	3,695,261	(13,036,789)	(1,781,769)	(2,163,655)	1,392,233

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	9,506,568	(53,411,664)	11,395,569	(14,029,609)	2,250,307	(6,516,677)
Net increase (decrease) in net assets resulting from operations	3,616,454	(32,996,939)	3,766,605	(8,872,094)	2,551,510	(1,662,573)
DIVIDENDS:

Net investment income	(10,254,529)	(16,801,126)	(5,124,756)	(6,808,884)	(2,400,266)	(3,425,601)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	44,982,679	33,703,878	—	60,036,022	—	18,244,724

Cost of shares redeemed	—	(56,700,428)	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	44,982,679	(22,996,550)	—	60,036,022	—	18,244,724
Net Increase (Decrease) in Net Assets	38,344,604	(72,794,615)	(1,358,151)	44,355,044	151,244	13,156,550
NET ASSETS:

Beginning of period	$385,202,416	$457,997,031	$175,809,481	$131,454,437	$91,304,029	$78,147,479

End of period	$423,547,020	$385,202,416	$174,451,330	$175,809,481	$91,455,273	$91,304,029
Undistributed net investment included in net assets at end of period	$1,229,889	$1,022,525	$583,007	$299,938	$238,281	$173,689
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	8,650,000	9,250,000	4,550,000	3,000,000	2,200,000	1,750,000

Shares created	1,050,000	750,000	—	1,550,000	—	450,000

Shares redeemed	—	(1,350,000)	—	—	—	—
Shares outstanding, end of period	9,700,000	8,650,000	4,550,000	4,550,000	2,200,000	2,200,000

See Notes to Financial Statements.

120	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Europe SmallCap Dividend Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Global ex-U.S. Growth Fund
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$752,813	$950,619	$6,362,326	$11,763,154	$1,261,013	$1,562,331

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(1,277,370)	(132,778)	(32,898,649)	(33,353,164)	(7,355,412)	4,494,549

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	166,985	(3,235,995)	(54,912,133)	17,128,392	4,994,460	(9,406,513)
Net decrease in net assets resulting from operations	(357,572)	(2,418,154)	(81,448,456)	(4,461,618)	(1,099,939)	(3,349,633)
DIVIDENDS:

Net investment income	(827,523)	(1,249,779)	(6,271,925)	(9,560,131)	(1,278,336)	(1,502,577)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,922,267	7,023,711	104,013,965	401,748,182	14,927,660	54,279,646

Cost of shares redeemed	—	(3,576,495)	(75,229,102)	(276,000,932)	(4,845,560)	(43,099,447)
Net increase in net assets resulting from capital share transactions	1,922,267	3,447,216	28,784,863	125,747,250	10,082,100	11,180,199
Net Increase (Decrease) in Net Assets	737,172	(220,717)	(58,935,518)	111,725,501	7,703,825	6,327,989
NET ASSETS:

Beginning of period	$28,667,879	$28,888,596	$606,706,762	$494,981,261	$55,774,134	$49,446,145

End of period	$29,405,051	$28,667,879	$547,771,244	$606,706,762	$63,477,959	$55,774,134
Undistributed net investment included in net assets at end of period	$8,808	$83,518	$5,666,337	$5,575,936	$42,730	$60,053
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	750,000	650,000	16,550,000	13,400,000	1,100,000	900,000

Shares created	50,000	200,000	3,100,000	11,400,000	300,000	1,000,000

Shares redeemed	—	(100,000)	(2,400,000)	(8,250,000)	(100,000)	(800,000)
Shares outstanding, end of period	800,000	750,000	17,250,000	16,550,000	1,300,000	1,100,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	121

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Asia Pacific ex-Japan Fund		WisdomTree Australia Dividend Fund
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,335,316	$3,372,566	$2,398,588	$2,598,061	$1,688,000	$2,966,522

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	2,517,239	1,130,009	(2,256,521)	4,585,308	(3,611,428)	4,870,265

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(13,363,416)	8,065,427	3,488,584	(8,049,230)	920,669	(8,266,645)
Net increase (decrease) in net assets resulting from operations	(9,510,861)	12,568,002	3,630,651	(865,861)	(1,002,759)	(429,858)
DIVIDENDS:

Net investment income	(2,595,900)	(4,623,191)	(2,355,714)	(2,604,968)	(1,761,209)	(3,116,253)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,039,573	65,220,185	3,198,723	51,180,847	7,833,366	40,313,641

Cost of shares redeemed	(25,443,344)	(115,678,745)	(2,979,180)	(46,425,372)	—	(55,448,586)
Net increase (decrease) in net assets resulting from capital share transactions	(23,403,771)	(50,458,560)	219,543	4,755,475	7,833,366	(15,134,945)
Net Increase (Decrease) in Net Assets	(35,510,532)	(42,513,749)	1,494,480	1,284,646	5,069,398	(18,681,056)
NET ASSETS:

Beginning of period	$193,171,713	$235,685,462	$89,672,434	$88,387,788	$61,455,835	$80,136,891

End of period	$157,661,181	$193,171,713	$91,166,914	$89,672,434	$66,525,233	$61,455,835
Undistributed net investment included in net assets at end of period	$473,975	$1,734,559	$45,990	$3,116	$54,121	$127,330
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,250,000	5,450,000	1,400,000	1,300,000	1,100,000	1,300,000

Shares created	50,000	1,550,000	50,000	800,000	150,000	700,000

Shares redeemed	(600,000)	(2,750,000)	(50,000)	(700,000)	—	(900,000)
Shares outstanding, end of period	3,700,000	4,250,000	1,400,000	1,400,000	1,250,000	1,100,000

See Notes to Financial Statements.

122	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund		WisdomTree International MidCap Dividend Fund
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,518,452	$6,063,873	$12,132,289	$9,296,419	$2,342,201	$4,782,460

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(7,270,868)	(712,258)	(25,499,321)	2,557,258	(9,197,797)	(3,830,338)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	5,247,638	(12,411,541)	11,089,548	(15,393,171)	5,603,498	(13,503,994)
Net increase (decrease) in net assets resulting from operations	2,495,222	(7,059,926)	(2,277,484)	(3,539,494)	(1,252,098)	(12,551,872)
DIVIDENDS:

Net investment income	(4,262,626)	(6,055,172)	(11,434,874)	(8,893,281)	(2,510,979)	(4,866,057)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	20,915,017	37,627,329	9,674,991	232,583,990	—	4,726,060

Cost of shares redeemed	—	(21,748,486)	(15,129,553)	(14,088,402)	(4,464,240)	(37,491,140)
Net increase (decrease) in net assets resulting from capital share transactions	20,915,017	15,878,843	(5,454,562)	218,495,588	(4,464,240)	(32,765,080)
Net Increase (Decrease) in Net Assets	19,147,613	2,763,745	(19,166,920)	206,062,813	(8,227,317)	(50,183,009)
NET ASSETS:

Beginning of period	$167,253,152	$164,489,407	$355,991,740	$149,928,927	$105,822,631	$156,005,640

End of period	$186,400,765	$167,253,152	$336,824,820	$355,991,740	$97,595,314	$105,822,631
Undistributed net investment included in net assets at end of period	$566,489	$310,663	$1,152,868	$455,453	$272,987	$441,765
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,900,000	3,450,000	8,550,000	3,200,000	2,200,000	2,900,000

Shares created	500,000	900,000	250,000	5,700,000	—	100,000

Shares redeemed	—	(450,000)	(400,000)	(350,000)	(100,000)	(800,000)
Shares outstanding, end of period	4,400,000	3,900,000	8,400,000	8,550,000	2,100,000	2,200,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	123

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International SmallCap Dividend Fund		WisdomTree Emerging Markets Equity Income Fund		WisdomTree Emerging Markets SmallCap Dividend Fund
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$9,489,164	$15,169,605	$110,926,817	$82,916,224	$19,166,751	$26,730,919

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(3,794,984)	(3,736,816)	(200,192,950)	(17,309,221)	(99,272,426)	6,185,094

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(12,933,847)	(29,683,524)	(17,427,959)	279,971	68,695,747	(97,689,850)
Net increase (decrease) in net assets resulting from operations	(7,239,667)	(18,250,735)	(106,694,092)	65,886,974	(11,409,928)	(64,773,837)
DIVIDENDS:

Net investment income	(11,070,173)	(16,614,951)	(113,372,676)	(77,715,398)	(26,078,968)	(29,482,802)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,666,703	14,562,054	1,284,640,738	2,547,732,465	205,148,836	285,736,124

Cost of shares redeemed	(6,700,141)	(31,135,099)	(281,836,720)	(220,269,968)	(154,863,364)	(96,074,894)
Net increase (decrease) in net assets resulting from capital share transactions	2,966,562	(16,573,045)	1,002,804,018	2,327,462,497	50,285,472	189,661,230
Net Increase (Decrease) in Net Assets	(15,343,278)	(51,438,731)	782,737,250	2,315,634,073	12,796,576	95,404,591
NET ASSETS:

Beginning of period	$424,264,343	$475,703,074	$3,640,890,773	$1,325,256,700	$1,022,867,572	$927,462,981

End of period	$408,921,065	$424,264,343	$4,423,628,023	$3,640,890,773	$1,035,664,148	$1,022,867,572
Undistributed (Distributions in excess of) net investment included in net assets at end of period	$662,802	$2,243,811	$2,812,622	$5,258,481	$(1,612,384)	$5,299,833
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	8,600,000	8,950,000	63,500,000	21,900,000	21,400,000	17,400,000

Shares created	200,000	300,000	24,300,000	45,400,000	4,700,000	5,900,000

Shares redeemed	(150,000)	(650,000)	(5,500,000)	(3,800,000)	(3,600,000)	(1,900,000)
Shares outstanding, end of period	8,650,000	8,600,000	82,300,000	63,500,000	22,500,000	21,400,000

See Notes to Financial Statements.

124	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Middle East Dividend Fund		WisdomTree Europe Hedged Equity Fund[1]		WisdomTree Commodity Country Equity Fund
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$233,616	$922,631	$490,679	$783,466	$651,039	$1,242,054

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(121,303)	(251,530)	(60,175)	210,038	(807,369)	3,319,868

Net change in unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(442,603)	(646,606)	(1,133,037)	(1,882,498)	(68,259)	(5,938,566)
Net increase (decrease) in net assets resulting from operations	(330,290)	24,495	(702,533)	(888,994)	(224,589)	(1,376,644)
DIVIDENDS:

Net investment income	(450,333)	(1,062,273)	(507,162)	(714,387)	(656,864)	(1,222,114)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	21,783,097	6,765,094	—	—

Cost of shares redeemed	—	(4,494,772)	(21,164,937)	(4,623,324)	(3,001,212)	(9,134,398)
Net increase (decrease) in net assets resulting from capital share transactions	—	(4,494,772)	618,160	2,141,770	(3,001,212)	(9,134,398)
Net Increase (Decrease) in Net Assets	(780,623)	(5,532,550)	(591,535)	538,389	(3,882,665)	(11,733,156)
NET ASSETS:

Beginning of period	$14,038,490	$19,571,040	$21,963,149	$21,424,760	$31,438,950	$43,172,106

End of period	$13,257,867	$14,038,490	$21,371,614	$21,963,149	$27,556,285	$31,438,950
Undistributed (Distributions in excess of) net investment included in net assets at end of period	$(65,364)	$151,353	$46,493	$62,976	$70,839	$76,664
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	900,000	1,200,000	500,000	450,002	1,000,000	1,300,000

Shares created	—	—	500,000	150,000	—	—

Shares redeemed	—	(300,000)	(500,000)	(100,002)	(100,000)	(300,000)
Shares outstanding, end of period	900,000	900,000	500,000	500,000	900,000	1,000,000
[1]

This information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	125

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend and Sector Funds

	WisdomTree Global Natural Resources Fund		WisdomTree Global ex-U.S. Utilities Fund		WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree China Dividend ex-Financials Fund
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Period September 19, 2012* through September 30, 2012 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$696,128	$1,420,138	$922,362	$1,464,845	$2,350,948	$5,224,292	$3,787

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(2,204,017)	(789,924)	(1,927,308)	(11,238,294)	(1,051,663)	2,346,944	—

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(27,451)	(7,617,125)	(244,712)	7,207,486	10,897,233	(13,825,355)	(4,311)
Net increase (decrease) in net assets resulting from operations	(1,535,340)	(6,986,911)	(1,249,658)	(2,565,963)	12,196,518	(6,254,119)	(524)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(669,790)	(1,347,737)	(872,512)	(1,419,373)	(2,275,748)	(5,496,750)	—

Return of capital	—	—	—	—	—	(371,334)	—
Total dividends and distributions	(669,790)	(1,347,737)	(872,512)	(1,419,373)	(2,275,748)	(5,868,084)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	4,039,593	7,993,604	1,931,981	—	20,078,805	5,000,000

Cost of shares redeemed	(2,130,685)	(13,525,579)	—	(5,041,058)	(9,275,230)	(22,405,761)	—
Net increase (decrease) in net assets resulting from capital share transactions	(2,130,685)	(9,485,986)	7,993,604	(3,109,077)	(9,275,230)	(2,326,956)	5,000,000
Net Increase (Decrease) in Net Assets	(4,335,815)	(17,820,634)	5,871,434	(7,094,413)	645,540	(14,449,159)	4,999,476
NET ASSETS:

Beginning of period	$31,451,996	$49,272,630	$30,240,948	$37,335,361	$108,221,221	$122,670,380	$100

End of period	$27,116,181	$31,451,996	$36,112,382	$30,240,948	$108,866,761	$108,221,221	$4,999,576
Undistributed (Distributions in excess of) net investment included in net assets at end of period	$44,097	$17,759	$118,695	$68,845	$(4,170,270)	$(4,245,470)	$3,787
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,250,000	1,650,000	1,600,000	1,750,000	4,100,000	4,250,000	2

Shares created	—	150,000	450,000	100,000	—	750,000	100,000

Shares redeemed	(100,000)	(550,000)	—	(250,000)	(350,000)	(900,000)	—
Shares outstanding, end of period	1,150,000	1,250,000	2,050,000	1,600,000	3,750,000	4,100,000	100,002
*	Commencement of investment operations

See Notes to Financial Statements.

126	WisdomTree International Dividend and Sector Funds

Financial Highlights

WisdomTree International Dividend and Sector Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$44.53	$49.51	$46.13	$32.00	$63.02	$64.15
Investment operations:
Net investment income[1]	1.12	1.90	1.58	2.00	1.89	1.70
Net realized and unrealized gain (loss)	(0.89)	(4.99)	3.39	14.24	(31.04)	(1.92)
Total from investment operations	0.23	(3.09)	4.97	16.24	(29.15)	(0.22)
Dividends to shareholders:
Net investment income	(1.10)	(1.89)	(1.59)	(2.11)	(1.87)	(0.91)
Capital gains	—	—	—	—	—	(0.00)[2]
Total dividends to shareholders	(1.10)	(1.89)	(1.59)	(2.11)	(1.87)	(0.91)
Net asset value, end of period	$43.66	$44.53	$49.51	$46.13	$32.00	$63.02

TOTAL RETURN[3]	0.72%	(6.18)%	11.33%	51.43%	(46.61)%	(0.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$423,547	$385,202	$457,997	$435,906	$302,385	$425,386
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.19%*	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	5.35%[4]	4.22%	3.50%	4.63%	4.01%	2.54%
Portfolio turnover rate[6]	18%	27%	30%	97%	30%	10%

WisdomTree DEFA Equity Income Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$38.64	$43.82	$41.85	$28.43	$60.10	$63.62
Investment operations:
Net investment income[1]	1.19	1.90	1.75	1.56	2.45	2.20
Net realized and unrealized gain (loss)	(0.36)	(5.17)	2.01	13.44	(31.09)	(3.78)
Total from investment operations	0.83	(3.27)	3.76	15.00	(28.64)	(1.58)
Dividends to shareholders:
Net investment income	(1.13)	(1.91)	(1.79)	(1.58)	(3.03)	(1.94)
Capital gains	—	—	—	—	—	—
Total dividends to shareholders	(1.13)	(1.91)	(1.79)	(1.58)	(3.03)	(1.94)
Net asset value, end of period	$38.34	$38.64	$43.82	$41.85	$28.43	$60.10

TOTAL RETURN[3]	2.41%	(7.45)%	9.74%	53.57%	(48.27)%	(2.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$174,451	$175,809	$131,454	$142,297	$88,123	$240,408
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	6.45%[4]	4.84%	4.39%	3.91%	5.27%	3.32%
Portfolio turnover rate[6]	31%	32%	34%	36%	40%	16%
*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	Annualized.

[5]	The ratio to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	127

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$41.50	$44.66	$40.99	$26.84	$58.90	$63.15
Investment operations:
Net investment income[2]	1.12	1.86	1.52	2.07	2.32	2.16
Net realized and unrealized gain (loss)	0.04	(3.14)	3.63	14.28	(31.66)	(4.38)
Total from investment operations	1.16	(1.28)	5.15	16.35	(29.34)	(2.22)
Dividends to shareholders:
Net investment income	(1.09)	(1.88)	(1.48)	(2.20)	(2.72)	(2.03)
Capital gains	—	—	—	—	—	(0.00)[3]
Total dividends to shareholders	(1.09)	(1.88)	(1.48)	(2.20)	(2.72)	(2.03)
Net asset value, end of period	$41.57	$41.50	$44.66	$40.99	$26.84	$58.90

TOTAL RETURN[4]	2.99%	(2.70)%	13.12%	62.13%	(50.56)%	(3.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$91,455	$91,304	$78,147	$43,042	$18,787	$47,122
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.26%*	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.81%[5]	4.53%	3.74%	5.49%	5.16%	3.32%
Portfolio turnover rate[7]	32%	25%	35%	94%	47%	21%

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$38.22	$44.44	$37.62	$22.44	$58.47	$70.15
Investment operations:
Net investment income[2]	1.00	1.44	1.09	0.99	2.50	2.32
Net realized and unrealized gain (loss)	(1.37)	(5.74)	6.85	15.37	(35.53)	(9.78)
Total from investment operations	(0.37)	(4.30)	7.94	16.36	(33.03)	(7.46)
Dividends to shareholders:
Net investment income	(1.09)	(1.92)	(1.12)	(1.18)	(3.00)	(4.22)
Capital gains	—	—	—	—	—	—
Total dividends to shareholders	(1.09)	(1.92)	(1.12)	(1.18)	(3.00)	(4.22)
Net asset value, end of period	$36.76	$38.22	$44.44	$37.62	$22.44	$58.47

TOTAL RETURN[4]	(0.58)%	(9.80)%	21.86%	74.18%	(56.75)%	(10.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$29,405	$28,668	$28,889	$30,095	$13,467	$46,778
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	5.71%[5]	3.79%	2.81%	2.92%	6.03%	3.33%
Portfolio turnover rate[7]	45%	58%	60%	55%	63%	22%
*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[5]	Annualized.

[6]	The ratio to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

128	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$36.66	$36.94	$42.12	$32.02	$48.34	$57.00
Investment operations:
Net investment income[2]	0.34	0.81	1.79	0.73	0.57	0.64
Net realized and unrealized gain (loss)	(4.93)	(0.34)	(6.52)	9.89	(16.09)	(8.82)
Total from investment operations	(4.59)	0.47	(4.73)	10.62	(15.52)	(8.18)
Dividends to shareholders:
Net investment income	(0.32)	(0.75)	(0.45)	(0.52)	(0.80)	(0.48)
Net asset value, end of period	$31.75	$36.66	$36.94	$42.12	$32.02	$48.34

TOTAL RETURN[3]	(12.52)%	1.46%	(11.25)%	33.33%	(32.36)%	(14.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$547,771	$606,707	$494,981	$54,751	$19,212	$29,004
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%[6]	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[6]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.11%[6]	2.41%	5.40%	1.72%	1.38%	1.17%
Portfolio turnover rate[5]	9%	41%	28%	13%	11%	1%

WisdomTree Global ex-U.S. Growth Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$50.70	$54.94	$49.61	$35.41	$49.59	$59.42
Investment operations:
Net investment income[2]	1.00	1.39	1.41	1.11	0.75	0.65
Net realized and unrealized gain (loss)	(1.85)	(4.32)	5.22	14.94	(13.89)	(9.50)
Total from investment operations	(0.85)	(2.93)	6.63	16.05	(13.14)	(8.85)
Dividends to shareholders:
Net investment income	(1.02)	(1.31)	(1.30)	(1.85)	(1.04)	(0.98)
Net asset value, end of period	$48.83	$50.70	$54.94	$49.61	$35.41	$49.59

TOTAL RETURN[3]	(1.57)%	(5.20)%	13.67%	46.04%	(26.84)%	(14.96)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$63,478	$55,774	$49,446	$24,805	$21,245	$29,754
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[6]	0.58%[7]	0.57%[7]	0.58%[7]	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.19%[6]	2.73%	2.80%	2.54%	1.70%	1.18%
Portfolio turnover rate[5]	70%	28%	68%	121%	47%	1%
[1]

This information reflects the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Growth Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	The ratio to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Annualized

[7]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	129

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$45.45	$43.25	$41.54	$31.47	$44.29	$52.33
Investment operations:
Net investment income[2]	0.33	0.68	0.99	0.79	0.64	0.69
Net realized and unrealized gain (loss)	(2.56)	2.42	1.47	9.96	(12.97)	(8.12)
Total from investment operations	(2.23)	3.10	2.46	10.75	(12.33)	(7.43)
Dividends to shareholders:
Net investment income	(0.61)	(0.90)	(0.75)	(0.68)	(0.49)	(0.61)
Net asset value, end of period	$42.61	$45.45	$43.25	$41.54	$31.47	$44.29

TOTAL RETURN[3]	(4.86)%	7.36%	6.02%	34.37%	(27.98)%	(14.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$157,661	$193,172	$235,685	$157,850	$66,078	$75,300
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	1.53%[5]	1.58%	2.51%	2.09%	1.68%	1.44%
Portfolio turnover rate[6]	30%	36%	39%	45%	16%	3%

WisdomTree Asia Pacific ex-Japan Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$64.05	$67.99	$61.40	$37.09	$73.00	$67.57
Investment operations:
Net investment income[2]	1.72	2.14	2.51	1.79	2.86	2.69
Net realized and unrealized gain (loss)	1.06	(3.85)	6.59	24.23	(34.08)	4.61
Total from investment operations	2.78	(1.71)	9.10	26.02	(31.22)	7.30
Dividends to shareholders:
Net investment income	(1.71)	(2.23)	(2.51)	(1.71)	(4.69)	(1.87)
Net asset value, end of period	$65.12	$64.05	$67.99	$61.40	$37.09	$73.00

TOTAL RETURN[3]	4.52%	(2.22)%	15.33%	70.97%	(42.77)%	(10.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$91,167	$89,672	$88,388	$89,033	$37,086	$146,008
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	5.50%[5]	3.42%	4.05%	3.11%	4.76%	3.42%
Portfolio turnover rate[6]	24%	60%	27%	18%	31%	12%
[1]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund Through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	The ratio to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

130	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$55.87	$61.64	$57.24	$30.80	$63.30	$67.08
Investment operations:
Net investment income[2]	1.40	2.87	2.99	2.23	3.00	3.24
Net realized and unrealized gain (loss)	(2.63)	(5.48)	4.62	26.27	(31.22)	(3.40)
Total from investment operations	(1.23)	(2.61)	7.61	28.50	(28.22)	(0.16)
Dividends to shareholders:
Net investment income	(1.42)	(3.16)	(3.21)	(2.06)	(4.28)	(3.48)
Capital gains	—	—	—	—	—	(0.14)
Total dividends to shareholders	(1.42)	(3.16)	(3.21)	(2.06)	(4.28)	(3.62)
Net asset value, end of period	$53.22	$55.87	$61.64	$57.24	$30.80	$63.30

TOTAL RETURN[3]	(2.14)%	(3.86)%	14.03%	93.79%	(44.42)%	(0.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$66,525	$61,456	$80,137	$117,339	$21,559	$56,966
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	5.33%[4]	5.18%	5.42%	4.25%	6.25%	4.42%
Portfolio turnover rate[6]	28%	68%	46%	25%	55%	16%

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$42.89	$47.68	$45.34	$31.57	$61.86	$62.55
Investment operations:
Net investment income[2]	1.10	1.86	1.56	1.50	2.11	1.80
Net realized and unrealized gain (loss)	(0.61)	(4.75)	2.37	13.91	(29.98)	(1.11)
Total from investment operations	0.49	(2.89)	3.93	15.41	(27.87)	0.69
Dividends to shareholders:
Net investment income	(1.02)	(1.90)	(1.59)	(1.64)	(2.42)	(1.38)
Capital gains	—	—	—	—	—	—
Total dividends to shareholders	(1.02)	(1.90)	(1.59)	(1.64)	(2.42)	(1.38)
Net asset value, end of period	$42.36	$42.89	$47.68	$45.34	$31.57	$61.86

TOTAL RETURN[3]	1.37%	(6.02)%	9.21%	49.56%	(45.57)%	0.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$186,401	$167,253	$164,489	$149,624	$78,928	$154,658
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	5.40%[4]	4.34%	3.56%	3.54%	4.38%	2.69%
Portfolio turnover rate[6]	18%	23%	22%	26%	30%	15%
[1]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity Income Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	Annualized.

[5]	The ratio to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	131

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$41.64	$46.85	$42.69	$28.46	$64.01	$66.37
Investment operations:
Net investment income[2]	1.42	1.74	1.83	1.50	2.93	2.29
Net realized and unrealized gain (loss)	(1.61)	(5.11)	4.21	14.24	(34.43)	(2.86)
Total from investment operations	(0.19)	(3.37)	6.04	15.74	(31.50)	(0.57)
Dividends to shareholders:
Net investment income	(1.35)	(1.84)	(1.88)	(1.51)	(4.05)	(1.79)
Capital gains	—	—	—	—	—	—
Total dividends to shareholders	(1.35)	(1.84)	(1.88)	(1.51)	(4.05)	(1.79)
Net asset value, end of period	$40.10	$41.64	$46.85	$42.69	$28.46	$64.01

TOTAL RETURN[3]	(0.16)%	(7.24)%	14.93%	56.27%	(49.95)%	1.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$336,825	$355,992	$149,929	$164,338	$105,305	$390,485
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	7.29%[6]	4.20%	4.30%	3.81%	5.90%	3.28%
Portfolio turnover rate[5]	46%	28%	52%	69%	55%	24%

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$48.10	$53.80	$48.69	$31.55	$62.60	$67.56
Investment operations:
Net investment income[2]	1.08	1.79	1.53	1.26	1.82	1.92
Net realized and unrealized gain (loss)	(1.55)	(5.69)	5.19	17.27	(30.64)	(4.95)
Total from investment operations	(0.47)	(3.90)	6.72	18.53	(28.82)	(3.03)
Dividends to shareholders:
Net investment income	(1.16)	(1.80)	(1.61)	(1.39)	(2.23)	(1.81)
Capital gains	—	—	—	—	—	(0.12)
Total dividends to shareholders	(1.16)	(1.80)	(1.61)	(1.39)	(2.23)	(1.93)
Net asset value, end of period	$46.47	$48.10	$53.80	$48.69	$31.55	$62.60

TOTAL RETURN[3]	(0.79)%	(7.21)%	14.38%	59.59%	(46.43)%	(4.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$97,595	$105,823	$156,006	$146,069	$88,334	$219,104
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.80%[6]	3.69%	3.14%	2.88%	3.80%	2.76%
Portfolio turnover rate[5]	36%	47%	40%	49%	32%	18%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expense of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Annualized

See Notes to Financial Statements.

132	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$49.33	$53.15	$46.98	$29.08	$61.11	$67.80
Investment operations:
Net investment income[1]	1.11	1.77	1.43	1.20	1.91	1.86
Net realized and unrealized gain (loss)	(1.88)	(3.66)	6.14	17.91	(31.83)	(7.08)
Total from investment operations	(0.77)	(1.89)	7.57	19.11	(29.92)	(5.22)
Dividends to shareholders:
Net investment income	(1.29)	(1.93)	(1.40)	(1.21)	(2.11)	(1.41)
Capital gains	—	—	—	—	—	(0.06)
Total dividends to shareholders	(1.29)	(1.93)	(1.40)	(1.21)	(2.11)	(1.47)
Net asset value, end of period	$47.27	$49.33	$53.15	$46.98	$29.08	$61.11

TOTAL RETURN[2]	(1.40)%	(3.41)%	16.64%	66.50%	(49.23)%	(7.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$408,921	$424,264	$475,703	$429,870	$244,307	$482,761
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.82%[5]	3.65%	2.99%	2.87%	4.31%	2.71%
Portfolio turnover rate[4]	49%	52%	55%	63%	43%	17%

WisdomTree Emerging Markets Equity Income Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period July 13, 2007* through March 31, 2008
Net asset value, beginning of year	$57.34	$60.51	$52.02	$31.11	$51.82	$50.68
Investment operations:
Net investment income[1]	1.53	2.25	1.89	1.48	2.01	1.12
Net realized and unrealized gain (loss)	(3.64)	(3.11)	8.55	21.00	(20.76)	0.51
Total from investment operations	(2.11)	(0.86)	10.44	22.48	(18.75)	1.63
Dividends to shareholders:
Net investment income	(1.48)	(2.31)	(1.95)	(1.57)	(1.96)	(0.49)
Capital gains	—	—	—	—	—	—
Total dividends to shareholders	(1.48)	(2.31)	(1.95)	(1.57)	(1.96)	(0.49)
Net asset value, end of period	$53.75	$57.34	$60.51	$52.02	$31.11	$51.82

TOTAL RETURN[2]	(3.55)%	(1.03)%	20.75%	73.33%	(36.21)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,423,628	$3,640,891	$1,325,257	$540,990	$177,355	$165,813
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.63%[5]	0.63%	0.63%	0.63%	0.63%	0.63%[5]
Expenses, prior to expense reimbursements/waivers	0.63%[5]	0.63%	0.63%	0.63%	0.63%	0.63%[5]
Net investment income	5.78%[5]	4.12%	3.47%	3.26%	4.96%	3.18%[5]
Portfolio turnover rate[4]	51%	37%	33%	44%	67%	3%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expense of the affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Annualized

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	133

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period October 30, 2007* through March 31, 2008
Net asset value, beginning of year	$47.80	$53.30	$44.51	$24.62	$43.95	$51.50
Investment operations:
Net investment income[1]	0.90	1.47	1.32	1.02	1.56	0.37
Net realized and unrealized gain (loss)	(1.47)	(5.31)	8.86	20.00	(19.57)	(7.87)
Total from investment operations	(0.57)	(3.84)	10.18	21.02	(18.01)	(7.50)
Dividends to shareholders:
Net investment income	(1.20)	(1.66)	(1.39)	(1.13)	(1.32)	(0.05)
Net asset value, end of period	$46.03	$47.80	$53.30	$44.51	$24.62	$43.95

TOTAL RETURN[2]	(1.06)%	(6.88)%	23.38%	86.26%	(40.81)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,035,792	$1,022,868	$927,463	$342,754	$51,706	$52,742
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.63%[5]	0.63%[6]	0.63%[6]	0.63%[6]	0.63%	0.63	%5,
Expenses, prior to expense reimbursements/waivers	0.63%[5]	0.63%	0.63%	0.63%	0.63%	0.63%[5]
Net investment income	4.00%[5]	3.13%	2.68%	2.59%	4.98%	1.99%[5]
Portfolio turnover rate[4]	41%	53%	35%	38%	64%	6%

WisdomTree Middle East Dividend Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009
Net asset value, beginning of year	$15.60	$16.31	$15.64	$12.13	$24.59
Investment operations:
Net investment income[1]	0.26	0.83	0.68	0.53	0.32
Net realized and unrealized gain (loss)	(0.63)	(0.61)	0.49	3.68	(12.78)
Total from investment operations	(0.37)	0.22	1.17	4.21	(12.46)
Dividends to shareholders:
Net investment income	(0.50)	(0.93)	(0.50)	(0.70)	—
Net asset value, end of period	$14.73	$15.60	$16.31	$15.64	$12.13

TOTAL RETURN[2]	(2.14)%	1.35%	7.95%	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,258	$14,038	$19,571	$12,515	$7,279
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.88%[5]	0.88%	0.88%	0.88%	0.88%[5]
Expenses, prior to expense reimbursements/waivers	1.79%[5]	1.83%	2.17%	1.30%	1.49%[5]
Net investment income	3.56%[5]	5.31%	4.33%	3.63%	2.86%[5]
Portfolio turnover rate[4]	32%	37%	50%	96%	26%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expense of the affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Annualized

[6]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

134	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2012** (unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of year	$43.93	$47.61	$47.72	$46.92
Investment operations:
Net investment income[2]	0.97	1.73	1.43	0.29
Net realized and unrealized gain (loss)	(1.25)	(3.84)	(0.02)	0.64
Total from investment operations	(0.28)	(2.11)	1.41	0.93
Dividends to shareholders:
Net investment income	(0.91)	(1.57)	(1.52)	(0.13)
Capital gains	—	—	—	(0.00)[3]
Total dividends to shareholders	(0.91)	(1.57)	(1.52)	(0.13)
Net asset value, end of period	$42.74	$43.93	$47.61	$47.72

TOTAL RETURN[4]	(0.54)%	(4.41)%	3.27%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,372	$21,963	$21,425	$9,545
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.47%[5,8]
Expenses, prior to expense reimbursements/waivers	0.96%[5]	1.25%	1.65%	0.58%[5]
Net investment income	4.57%[5]	3.99%	3.11%	2.53%[5]
Portfolio turnover rate[7]	60%	42%	38%	79%

WisdomTree Commodity Country Equity Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$31.44	$33.21	$28.90	$16.04	$35.96	$32.03
Investment operations:
Net investment income[2]	0.69	1.09	0.53	0.47	0.65	0.61
Net realized and unrealized gain (loss)	(0.81)	(1.76)	4.33	12.80	(19.29)	3.58
Total from investment operations	(0.12)	(0.67)	4.86	13.27	(18.64)	4.19
Dividends to shareholders:
Net investment income	(0.70)	(1.10)	(0.55)	(0.41)	(1.28)	(0.26)
Capital gains	—	—	—	—	—	(0.00)[3]
Total dividends to shareholders	(0.70)	(1.10)	(0.55)	(0.41)	(1.28)	(0.26)
Net asset value, end of period	$30.62	$31.44	$33.21	$28.90	$16.04	$35.96

TOTAL RETURN[4]	(0.19)%	(1.77)%	17.31%	83.44%	(52.10)%	13.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,556	$31,439	$43,172	$49,137	$22,460	$93,507
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.66%[5]	3.52%	1.86%	1.91%	2.21%	1.62%
Portfolio turnover rate[7]	19%	116%	35%	25%	53%	11%
*	Commencement of investment operations.

**	This information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expense of the affiliated funds in which the Fund invests.

[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[8]	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the fund operated as a “fund of funds”.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	135

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Natural Resources Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$25.16	$29.86	$24.63	$18.61	$31.98	$28.55
Investment operations:
Net investment income[3]	0.57	0.93	0.72	0.80	1.01	0.79
Net realized and unrealized gain (loss)	(1.59)	(4.74)	5.19	6.07	(12.84)	3.18
Total from investment operations	(1.02)	(3.81)	5.91	6.87	(11.83)	3.97
Dividends to shareholders:
Net investment income	(0.56)	(0.89)	(0.68)	(0.85)	(1.54)	(0.53)
Capital gains	—	—	—	—	—	(0.01)
Total dividends to shareholders	(0.56)	(0.89)	(0.68)	(0.85)	(1.54)	(0.54)
Net asset value, end of period	$23.58	$25.16	$29.86	$24.63	$18.61	$31.98

TOTAL RETURN[5]	(3.95)%	(12.70)%	24.74%	37.29%	(37.05)%	13.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,116	$31,452	$49,273	$45,569	$22,332	$57,562
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/waivers	0.58%[7]	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[7]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.97%[7]	3.54%	2.90%	3.36%	3.49%	2.43%
Portfolio turnover rate[8]	33%	99%	32%	16%	38%	13%

WisdomTree Global ex-U.S. Utilities Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012[2]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$18.90	$21.33	$21.46	$17.78	$32.73	$29.71
Investment operations:
Net investment income[3]	0.56	0.87	0.84	0.87	1.25	0.55
Net realized and unrealized gain (loss)	(1.33)	(2.45)	(0.06)	3.77	(14.74)	2.75
Total from investment operations	(0.77)	(1.58)	0.78	4.64	(13.49)	3.30
Dividends to shareholders:
Net investment income	(0.51)	(0.85)	(0.91)	(0.96)	(1.46)	(0.28)
Capital gains	—	—	—	—	—	(0.00)[4]
Total dividends to shareholders	(0.51)	(0.85)	(0.91)	(0.96)	(1.46)	(0.28)
Net asset value, end of period	$17.62	$18.90	$21.33	$21.46	$17.78	$32.73

TOTAL RETURN[5]	(3.96)%	(7.41)%	4.27%	26.42%	(42.00)%	11.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,112	$30,241	$37,335	$49,348	$28,455	$78,561
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/waivers	0.58%[7]	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[7]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	6.36%[7]	4.48%	4.22%	4.17%	4.53%	1.62%
Portfolio turnover rate[8]	32%	66%	19%	17%	50%	13%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Energy Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global Natural Resources Fund thereafter.

[2]

This information reflects the investment objective and strategy of the WisdomTree International Utilities Sector through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Utilities Fund thereafter.

[3]	Based on average shares outstanding.

[4]	Amount is less than $0.005.

[5]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[6]	The ratios to average net assets do not include net investment income (loss) or expense of the affiliated funds in which the Fund invests.

[7]	Annualized

[8]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

136	WisdomTree International Dividend and Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend and Sector Funds

September 30, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period June 5, 2007* through March 31, 2008
Net asset value, beginning of year	$26.40	$28.86	$26.75	$16.92	$41.84	$51.89
Investment operations:
Net investment income[2]	0.60	1.15	0.96	0.96	1.35	1.22
Net realized and unrealized gain (loss)	2.63	(2.32)	3.83	11.39	(25.46)	(9.32)
Total from investment operations	3.23	(1.17)	4.79	12.35	(24.11)	(8.10)
Dividends and distributions to shareholders:
Net investment income	(0.60)	(1.21)	(2.68)	(2.52)	(0.81)	(1.95)
Return of capital	—	(0.08)	—	—	—	—
Total dividends and distributions to shareholders	(0.60)	(1.29)	(2.68)	(2.52)	(0.81)	(1.95)
Net asset value, end of period	$29.03	$26.40	$28.86	$26.75	$16.92	$41.84

TOTAL RETURN[3]	12.41%	(3.99)%	18.81%	74.20%	(57.85)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$108,867	$108,221	$122,670	$84,276	$40,619	$112,962
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Net investment income	4.44%[4]	4.36%	3.48%	3.76%	4.55%	3.17%[4]
Portfolio turnover rate[6]	21%	43%	18%	19%	35%	15%

WisdomTree China Dividend ex-Financials Fund	For the Period September 19, 2012* through September 30, 2012
Net asset value, beginning of year	$50.02
Investment operations:
Net investment income[2]	0.04
Net realized and unrealized gain (loss)	(0.07)
Total from investment operations	(0.03)
Dividends and distributions to shareholders:
Net investment income	—
Return of capital	—
Total dividends and distributions to shareholders	—
Net asset value, end of period	$49.99

TOTAL RETURN[3]	(0.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,000
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.63%[4]
Expenses, prior to expense reimbursements/waivers	0.63%[4]
Net investment income	2.33%[4]
Portfolio turnover rate[6]	0%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Real Estate Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expense of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	137

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2012, the Trust offered 49 investment funds (each a “Fund,” collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Growth Fund (“Global ex-U.S. Growth Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”) (formerly, WisdomTree International Hedged Equity Fund)	December 31, 2009
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree China Dividend ex-Financials Fund (“China Dividend ex-Financials Fund”)	September 19, 2012

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection to the indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

138	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETF’s which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

WisdomTree International Dividend and Sector Funds	139

Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 or Level 3 positions are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to inputs used as of September 30, 2012 in valuing each Fund’s assets:

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Spain	$13,544,573	$10,604	$—
Other*	406,759,281	—	—
Money Market Funds	—	38,738,909	—
Exchange-Traded Funds	449,247	—	—
Total	$420,753,101	$38,749,513	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Spain	$4,922,314	$18,808	$—
Other*	168,255,762	—	—
Rights	1	—	—
Money Market Funds	—	13,452,285	—
Exchange-Traded Funds	150,712	—	—
Total	173,328,789	13,471,093	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	8	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(79)	—
Total - Net	$173,328,789	$13,471,022	$—

140	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Spain	$1,681,565	$3,226	$—
Other*	89,271,670	—	—
Money Market Funds	—	5,457,725	—
Exchange-Traded Funds	39,476	—	—
Total	$90,992,711	$5,460,951	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Spain	$1,499,210	$13,391	$—
Other*	27,817,423	—	—
Money Market Funds	—	1,063,368	—
Exchange-Traded Funds	8,311	—	—
Total	$29,324,944	$1,076,759	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$540,027,822	$—	$—
Money Market Funds	—	158,910,409	—
Total	540,027,822	158,910,409	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	210,916	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,635,970)	—
Total - Net	$540,027,822	$155,485,355	$—

Global ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$62,527,666	$—	$—
Rights	450	—	—
Money Market Funds	—	2,387,303	—
Exchange-Traded Funds	804,071	—	—
Total	$63,332,187	$2,387,303	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$155,978,635	$—	$—
Money Market Funds	—	41,282,352	—
Exchange-Traded Funds	82,054	—	—
Total	156,060,689	41,282,352	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(109)	—
Total - Net	$156,060,689	$41,282,243	$—

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$88,729,609	$—	$—
Money Market Funds	—	1,893,618	—
Exchange-Traded Funds	2,107,102	—	—
Total	$90,836,711	$1,893,618	$—

WisdomTree International Dividend and Sector Funds	141

Notes to Financial Statements (unaudited) (continued)

Australia Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$65,722,268	$—	$—
Money Market Funds	—	11,406,674	—
Total	$65,722,268	$11,406,674	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Spain	$4,889,305	$9,983	$—
Other*	180,167,361	—	—
Rights	3	—	—
Money Market Funds	—	12,311,380	—
Exchange-Traded Funds	206,613	—	—
Total	$185,263,282	$12,321,363	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$334,655,048	$—	$—
Money Market Funds	—	29,103,448	—
Exchange-Traded Funds	388,737	—	—
Total	$335,043,785	$29,103,448	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$96,768,181	$—	$—
Money Market Funds	—	13,947,223	—
Exchange-Traded Funds	225,046	—	—
Total	96,993,227	13,947,223	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(45)	—
Total - Net	$96,993,227	$13,947,178	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Spain	$15,846,225	$80,134	$—
Other*	389,860,727	—	—
Money Market Funds	—	67,878,939	—
Exchange-Traded Funds	273,599	—	—
Total	405,980,551	67,959,073	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(241)	—
Total - Net	$405,980,551	$67,958,832	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$4,396,680,053	$—	$—
Rights	94,211	—	—
Money Market Funds	—	209,636,860	—
Total	4,396,774,264	209,636,860	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	291	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,686)	—
Total - Net	$4,396,774,264	$209,634,465	$—

142	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$1,019,447,203	$—	$—
Rights	245,929	—	—
Money Market Funds	—	25,562,982	—
Exchange-Traded Funds	9,916,538	—	—
Total	1,029,609,670	25,562,982	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	6,828	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(461)	—
Total - Net	$1,029,609,670	$25,569,349	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Kuwait	$2,509,587	$52	$0
Other*	10,745,579	0	0
Total	$13,255,166	$52	$—

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$21,337,800	$—	$—
Rights	11	—	—
Money Market Funds	—	502,887	—
Total	21,337,811	502,887	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	115,688	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(260,047)	—
Total - Net	$21,337,811	$358,528	$—

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$27,351,957	$—	$—
Money Market Funds	—	2,768,985	—
Exchange-Traded Funds	8,043	—	—
Total	27,360,000	2,768,985	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1	—
Total - Net	$27,360,000	$2,768,986	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$26,673,909	$—	$—
Money Market Funds	—	3,370,495	—
Exchange-Traded Funds	201,748	—	—
Total	26,875,657	3,370,495	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	272	—
Total - Net	$26,875,657	$3,370,767	$—

WisdomTree International Dividend and Sector Funds	143

Notes to Financial Statements (unaudited) (continued)

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$35,678,731	$—	$—
Rights	629	—	—
Money Market Funds	—	3,865,491	—
Exchange-Traded Funds	205,016	—	—
Total	35,884,376	3,865,491	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	47	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(9)	—
Total - Net	$35,884,376	$3,865,529	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$108,650,396	$—	$—
Money Market Funds	—	11,659,416	—
Exchange-Traded Funds	4,244	—	—
Total	$108,654,640	$11,659,416	$—

China Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$4,985,015	$—	$—
Total	$4,985,015	$—	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

The following is a summary of transfers between Level 1 and Level 2 fair value measurements that occurred during the six months ended September 30, 2012. All transfers between Level 1 and Level 2 fair value measurements are done using the beginning of period method.

Fund	Transfers from Level 1 to Level 2[1]	Transfers from Level 2 to Level 1[2]
DEFA Equity Income Fund	$11,337	$—
Europe SmallCap Dividend Fund	$13,862	$—
International SmallCap Dividend Fund	$82,950	$—
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market.

[2]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using the beginning of period method.

Common Stocks
Europe SmallCap Dividend Fund	United Kingdom
Balance as of April 1, 2012	$—
Realized gain (loss)[1]	(207,088)
Change in unrealized appreciation (depreciation)[2]	207,088
Purchases	—
Sales	—
Transfers into Level 3[3]	—
Transfers out of Level 3[4]	—
Balance as of September 30, 2012	$—

144	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Common Stocks
International SmallCap Dividend Fund	United Kingdom
Balance as of April 1, 2012	$—
Realized gain (loss)[1]	(210,464)
Change in unrealized appreciation (depreciation)[2]	210,464
Purchases	—
Sales	—
Transfers into Level 3[3]	—
Transfers out of Level 3[4]	—
Balance as of September 30, 2012	$—

Common Stocks
Emerging Markets Equity Income Fund	Pharmaceuticals
Balance as of April 1, 2012	$55,605
Realized gain (loss)[1]	32,686
Change in unrealized appreciation (depreciation)[2]	1,741
Purchases	—
Sales	(90,032)
Transfers into Level 3[3]	—
Transfers out of Level 3[4]	—
Balance as of September 30, 2012	$—

Common Stocks
Emerging Market SmallCap Dividend Fund	Malaysia
Balance as of April 1, 2012	$73,744
Realized gain (loss)[1]	43,346
Change in unrealized appreciation (depreciation)[2]	2,310
Purchases	—
Sales	(119,400)
Transfers into Level 3[3]	—
Transfers out of Level 3[4]	—
Balance as of September 30, 2012	$—

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts for the six-month period ended September 30, 2012 which are detailed in the table herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. As of September 30, 2012 the Funds did not have collateral posted with any counterparty.

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts for the six months ended September 30, 2012, which are detailed in the table herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on each Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the summary below.

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
DEFA Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$8	Unrealized depreciation on forward foreign currency contracts	$79

WisdomTree International Dividend and Sector Funds	145

Notes to Financial Statements (unaudited) (continued)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$210,916	Unrealized depreciation on forward foreign currency contracts	$3,635,970
Japan SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	109
International MidCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	45
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	241
Emerging Markets Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	291	Unrealized depreciation on forward foreign currency contracts	2,686
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	6,828	Unrealized depreciation on forward foreign currency contracts	461
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	115,688	Unrealized depreciation on forward foreign currency contracts	260,047
Commodity Country Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1	Unrealized depreciation on forward foreign currency contracts	—
Global Natural Resources Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	272	Unrealized depreciation on forward foreign currency contracts	—
Global ex-U.S. Utilities Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	47	Unrealized depreciation on forward foreign currency contracts	9

Gain or (Loss) associated with derivatives outstanding throughout the six months ended September 30, 2012 are as follows:

Derivatives not designated as hedging instruments, carried at fair value	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
DEFA Fund
Foreign exchange contracts	$(87,491)	$—
DEFA Equity Income Fund
Foreign exchange contracts	(25,157)	(189)
Global Equity Income Fund
Foreign exchange contracts	(2,040)	(57)
Europe SmallCap Dividend Fund
Foreign exchange contracts	2,940	(465)
Japan Hedged Equity Fund
Foreign exchange contracts	(23,374,766)	(11,882,582)
Global ex-U.S. Growth Fund
Foreign exchange contracts	(42,201)	16
Japan SmallCap Dividend Fund
Foreign exchange contracts	(16,436)	(904)
Asia-Pacific ex-Japan Fund
Foreign exchange contracts	(32,107)	—
Australia Dividend Fund
Foreign exchange contracts	(3,114)	—
International LargeCap Dividend Fund
Foreign exchange contracts	(40,581)	—

146	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Derivatives not designated as hedging instruments, carried at fair value	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
International Dividend ex-Financials Fund
Foreign exchange contracts	$(242,547)	$—
International MidCap Dividend Fund
Foreign exchange contracts	1,273	(45)
International SmallCap Dividend Fund
Foreign exchange contracts	597,865	148
Emerging Markets Equity Income Fund
Foreign exchange contracts	(3,031,783)	15,025
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	219,575	1,789
Middle East Dividend Fund
Foreign exchange contracts	(4,837)	16
Europe Hedged Equity Fund
Foreign exchange contracts	717,329	(326,592)
Commodity Country Equity Fund
Foreign exchange contracts	(8,764)	—
Global Natural Resources Fund
Foreign exchange contracts	(16,965)	270
Global ex-U.S. Utilities Fund
Foreign exchange contracts	28,679	38
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	(95,794)	976
[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions
[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and foreign currency related transactions.

During the six months ended September 30, 2012, the volume of derivative activity for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
DEFA Fund
Forward exchange contracts	$—	$59,182
DEFA Equity Income Fund
Forward exchange contracts	—	51,822
Global Equity Income Fund
Forward exchange contracts	6,578	17,255
Europe SmallCap Dividend Fund
Forward exchange contracts	10,227	—
Japan Hedged Equity Fund
Forward exchange contracts	259,257,836	872,281,133
Global ex-US Growth Fund
Forward exchange contracts	912	990
Japan SmallCap Dividend Fund
Forward exchange contracts	109,953	33,308
Asia-Pacific ex-Japan Fund
Forward exchange contracts	8,016	—
Australia Dividend Fund
Forward exchange contracts	10,716	4,320
International LargeCap Dividend Fund
Forward exchange contracts	—	33,172

WisdomTree International Dividend and Sector Funds	147

Notes to Financial Statements (unaudited) (continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
International Dividend ex-Financials Fund
Forward exchange contracts	$—	$50,281
International MidCap Dividend Fund
Forward exchange contracts	10,684	45,218
International SmallCap Dividend Fund
Forward exchange contracts	—	88,509
Emerging Markets Equity Income Fund
Forward exchange contracts	2,876,179	646,328
Emerging Markets SmallCap Dividend Fund
Forward exchange contracts	1,100,921	662,537
Middle East Dividend Fund
Forward exchange contracts	2,062	20,548
Europe Hedged Equity Fund
Forward exchange contracts	13,336,080	33,348,661
Commodity Country Equity Fund
Forward exchange contracts	—	4,402
Global Natural Resources Fund
Forward exchange contracts	—	15,234
Global ex-U.S. Utilities Fund
Forward exchange contracts	—	6,830
Global ex-U.S. Real Estate Fund
Forward exchange contracts	63,447	20,523

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed, appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds (other than the Middle East Dividend Fund and Europe Hedged Equity Fund prior to June 29, 2012), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of CCO services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. Trustees’ fees, which are included in Service Fees on the Statements of Operations, of $116,500 have been paid on behalf of the Funds of the Trust to the

148	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Independent Trustees for the six months ended September 30, 2012. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the Middle East Dividend Fund to 0.88% and Europe Hedged Equity Fund to 0.58% through June 29, 2012.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund and Europe Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following Forward Contracts were open at September 30, 2012:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Equity Income Fund
	10/2/12	NZD	10,000	USD	8,298	$(9)
	10/3/12	AUD	59,875	USD	62,194	(70)
	10/3/12	ILS	60,000	USD	15,302	8
						$(71)
Japan Hedged Equity Fund
	10/1/12	JPY	165,429	USD	2,131	$4
	10/3/12	JPY	348,326,028	USD	4,477,336	138
	10/3/12	USD	4,888,344	JPY	382,460,093	27,631
	10/3/12	JPY	4,993,580,041	USD	63,787,188	(398,102)
	10/3/12	JPY	6,355,465,502	USD	81,184,731	(505,639)
	10/3/12	JPY	9,079,236,432	USD	115,976,706	(723,822)
	10/3/12	JPY	12,256,969,184	USD	156,568,553	(977,160)
	10/3/12	JPY	12,710,931,005	USD	162,367,388	(1,013,351)
	10/3/12	USD	137,891,929	JPY	10,727,881,728	(436)
	10/3/12	USD	137,890,511	JPY	10,727,881,728	982
	10/3/12	USD	99,282,444	JPY	7,724,074,844	(569)
	10/3/12	USD	93,765,547	JPY	7,294,959,575	668
	10/3/12	USD	82,734,306	JPY	6,436,729,037	589
	10/3/12	USD	14,675,146	JPY	1,141,371,201	(4,460)
	10/3/12	USD	12,169,106	JPY	960,823,958	180,904
	11/5/12	JPY	6,448,408,921	USD	82,905,000	(2,503)
	11/5/12	JPY	7,308,196,774	USD	93,959,483	(2,354)
	11/5/12	JPY	7,738,090,702	USD	99,488,174	(829)
	11/5/12	JPY	10,747,348,198	USD	138,175,355	(3,817)
	11/5/12	JPY	10,747,348,198	USD	138,176,243	(2,928)
						$(3,425,054)
Global ex-U.S. Growth Fund
	10/3/12	USD	645	HKD	5,000	$—

WisdomTree International Dividend and Sector Funds	149

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Japan SmallCap Dividend Fund
	10/2/12	JPY	5,979,729	USD	76,752	$(109)
International MidCap Dividend Fund
	10/1/12	DKK	26,000	USD	4,479	$(8)
	10/1/12	GBP	8,000	USD	12,913	(6)
	10/1/12	NZD	6,000	USD	4,974	(11)
	10/1/12	SGD	6,500	USD	5,293	(6)
	10/2/12	AUD	6,500	USD	6,745	(14)
	10/4/12	HKD	30,000	USD	3,869	—
						$(45)
International SmallCap Dividend Fund
	10/1/12	EUR	20,000	USD	25,686	$(44)
	10/1/12	GBP	21,000	USD	33,896	(15)
	10/2/12	AUD	80,000	USD	83,016	(176)
	10/4/12	HKD	400,000	USD	51,585	(6)
						$(241)
Emerging Markets Equity Income Fund
	10/1/12	PLN	874,147	USD	270,182	$(2,686)
	10/2/12	USD	2,610,055	TRY	4,687,137	291
	10/3/12	USD	1,586,921	PLN	5,083,781	—
	10/4/12	USD	1,243,921	CZK	24,365,000	—
	10/4/12	USD	3,672,339	HKD	28,472,565	—
						$(2,395)
Emerging Markets SmallCap Dividend Fund
	10/1/12	MXN	300,000	USD	23,302	$(31)
	10/1/12	ZAR	470,000	USD	56,532	(430)
	10/4/12	ZAR	19,600,000	USD	2,382,255	6,828
						$6,367
Middle East Dividend Fund
	10/1/12	KWD	275	USD	979	$—
	10/1/12	OMR	150	USD	389	—
						$—
Europe Hedged Equity Fund
	10/2/12	EUR	24,101	USD	31,006	$—
	10/3/12	EUR	81,011	USD	104,221	1
	10/3/12	EUR	3,345,253	USD	4,217,892	(85,816)
	10/3/12	EUR	3,345,251	USD	4,217,994	(85,713)
	10/3/12	EUR	3,446,622	USD	4,345,708	(88,413)
	10/3/12	EUR	3,551,768	USD	4,587,567	18,174
	10/3/12	EUR	3,566,171	USD	4,685,414	97,492
	10/3/12	USD	5,549,746	EUR	4,313,766	(34)
	10/3/12	USD	5,549,717	EUR	4,313,767	(4)
	10/3/12	USD	5,549,716	EUR	4,313,766	(4)
	10/3/12	USD	5,549,703	EUR	4,313,766	9
	11/5/12	EUR	4,208,650	USD	5,416,251	12
	11/5/12	EUR	4,208,648	USD	5,416,214	(21)
	11/5/12	EUR	4,208,648	USD	5,416,235	—
	11/5/12	EUR	4,208,648	USD	5,416,193	(42)
						$(144,359)
Commodity Country Equity Fund
	10/1/12	ZAR	32,036	USD	3,884	$1

150	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global Natural Resources Fund
	10/2/12	AUD	9,400	USD	9,821	$46
	10/4/12	ZAR	776,000	USD	94,273	226
						$272
Global ex-US Utilities Fund
	10/1/12	CAD	12,800	USD	13,056	$47
	10/1/12	THB	208,643	USD	6,770	(9)
						$38

Currency Legend:

AUD – Australian dollar

CAD – Canadian dollar

CZK – Czeck koruna

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli new shekel

JPY – Japanese yen

KWD – Kuwaiti dinar

MXN – Mexican peso

NZD – New Zealand dollar

OMR – Omani rial

PLN – Polish zloty

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish new lira

USD – U.S. dollar

ZAR – South African rand

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the collateral received for securities on loan along with the obligation to return the collateral are included on the Statements of Assets and Liabilities. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date.

WisdomTree International Dividend and Sector Funds	151

Notes to Financial Statements (unaudited) (continued)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM also provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management (“MCM”) to provide sub-advisory services to each of the Funds, except China Dividend ex-Financials Fund. WTAM has arranged for Old Mutual Global Index Trackers (Proprietary) Limited (“Old Mutual”) to provide sub-advisory services to the China Dividend ex-Financials Fund. MCM and Old Mutual are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds (other than the Middle East Dividend Fund and the Europe Hedged Equity Fund prior to June 29, 2012), except for enumerated expenses noted in Note 2. On June 29, 2012, shareholders of the Middle East Dividend Fund and Europe Hedged Equity Fund approved a new advisory agreement. Like the other WisdomTree Funds, under the new advisory arrangement, WTAM is responsible for paying all Fund expenses except for certain enumerated expenses noted in Note 2. Prior to the respective shareholder approval date, the advisory fee was 0.68% for the Middle East Dividend Fund and 0.48% for the Europe Hedged Equity Fund, but the advisory fee did not cover other Fund expenses, and total operating expenses were capped at 0.88% and 0.58%, respectively.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
Global Equity Income Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Global ex-U.S. Growth Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Asia Pacific ex-Japan Fund	0.48%
Australia Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.88%*
Europe Hedged Equity Fund	0.58%*
Commodity Country Equity Fund	0.58%
Global Natural Resources Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
China Dividend ex-Financials Fund	0.63%

*	Prior to the respective shareholder approval date of the new advisory agreement, the advisory fee rate as a percentage of average daily net assets was 0.68% for the Middle East Fund and 0.48% for the Europe Hedged Equity Fund.

152	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Each Fund may purchase shares of affiliated exchange trade funds in secondary market transactions. For the six months ended September 30, 2012, WTAM waived a portion of its advisory fees based on each Fund’s investment in affiliated Funds. For Middle East Dividend Fund and Europe Hedged Equity Fund, WTAM waived a portion of its advisory fees to comply with expense limitations that were in place through June 29, 2012 for these Funds. The table below indicates the waiver amounts. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived/Expense Reimbursements
DEFA Fund	$1,939
DEFA Equity Income Fund	938
Global Equity Income Fund	201
Europe SmallCap Dividend Fund	66
Japan Hedged Equity Fund	—
Global ex-U.S. Growth Fund	1,190
Japan SmallCap Dividend Fund	100
Asia Pacific ex-Japan Fund	3,744
Australia Dividend Fund	—
International LargeCap Dividend Fund	441
International Dividend ex-Financials Fund	1,650
International MidCap Dividend Fund	604
International SmallCap Dividend Fund	1,225
Emerging Markets Equity Income Fund	1,100
Emerging Markets SmallCap Dividend Fund	27,294
Middle East Dividend Fund	59,230
Europe Hedged Equity Fund	40,369
Commodity Country Equity Fund	27
Global Natural Resources Fund	403
Global ex-U.S. Utilities Fund	427
Global ex-U.S. Real Estate Fund	315
China Dividend ex-Financials Fund	—

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2012, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short term investments) for the period ended September 30, 2012 were as follows:

Fund	Purchases	Sales
DEFA Fund	$70,010,726	$68,285,208
DEFA Equity Income Fund	51,755,666	51,396,637
Global Equity Income Fund	28,065,662	27,944,273
Europe SmallCap Dividend Fund	11,922,930	11,888,932
Japan Hedged Equity Fund	54,686,675	89,154,317
Global ex-U.S. Growth Fund	41,688,329	43,747,823
Japan SmallCap Dividend Fund	52,411,754	52,821,044

WisdomTree International Dividend and Sector Funds	153

Notes to Financial Statements (unaudited) (continued)

Fund	Purchases	Sales
Asia Pacific ex-Japan Fund	$20,897,447	$20,816,709
Australia Dividend Fund	17,771,100	17,952,738
International LargeCap Dividend Fund	31,277,509	30,798,932
International Dividend ex-Financials Fund	153,750,204	153,509,649
International MidCap Dividend Fund	35,204,751	35,162,033
International SmallCap Dividend Fund	193,344,097	193,913,044
Emerging Markets Equity Income Fund	2,737,841,690	1,966,299,431
Emerging Markets SmallCap Dividend Fund	523,299,095	397,505,689
Middle East Dividend Fund	4,236,841	4,305,227
Europe Hedged Equity Fund	12,309,161	12,265,409
Commodity Country Equity Fund	5,424,855	6,181,024
Global Natural Resources Fund	9,234,686	9,513,579
Global ex-U.S. Utilities Fund	11,059,606	9,422,151
Global ex-U.S. Real Estate Fund	23,142,615	22,180,253
China Dividend ex-Financials Fund	—	—

For the period ended September 30, 2012, the cost of purchases and the proceeds of sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
DEFA Fund	$44,782,261	$1,378,844
DEFA Equity Income Fund	—	—
Global Equity Income Fund	—	—
Europe SmallCap Dividend Fund	1,915,568	—
Japan Hedged Equity Fund	103,717,290	75,233,353
Global ex-U.S. Growth Fund	12,145,404	—
Japan SmallCap Dividend Fund	2,022,426	25,529,101
Asia Pacific ex-Japan Fund	2,378,028	2,224,995
Australia Dividend Fund	7,805,929	—
International LargeCap Dividend Fund	20,775,799	—
International Dividend ex-Financials Fund	9,466,640	14,752,668
International MidCap Dividend Fund	—	4,448,874
International SmallCap Dividend Fund	9,589,612	6,616,116
Emerging Markets Equity Income Fund	490,473,169	273,873,703
Emerging Markets SmallCap Dividend Fund	40,777,557	124,927,529
Middle East Dividend Fund	—	—
Europe Hedged Equity Fund	21,922,695	20,888,075
Commodity Country Equity Fund	—	2,261,437
Global Natural Resources Fund	—	1,993,552
Global ex-U.S. Utilities Fund	6,362,949	—
Global ex-U.S. Real Estate Fund	—	9,695,697
China Dividend ex-Financials Fund	4,989,326	—

Gains and losses on in-kind redemptions are not recognized for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DEFA Fund	$456,721,477	$42,810,228	$(40,029,091)	$2,781,137
DEFA Equity Income Fund	187,883,188	15,558,681	(16,641,987)	(1,083,306)

154	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Equity Income Fund	$92,498,721	$9,237,180	$(5,282,239)	$3,954,941
Europe SmallCap Dividend Fund	29,810,944	3,097,818	(2,507,058)	590,759
Japan Hedged Equity Fund	739,458,476	29,284,677	(69,804,922)	(40,520,245)
Global ex-U.S. Growth Fund	62,830,551	5,155,899	(2,266,960)	2,888,939
Japan SmallCap Dividend Fund	198,252,997	13,879,387	(14,789,343)	(909,956)
Asia Pacific ex-Japan Fund	86,595,121	9,323,427	(3,188,219)	6,135,208
Australia Dividend Fund	76,278,740	6,494,401	(5,644,199)	850,202
International LargeCap Dividend Fund	198,574,301	15,844,217	(16,833,872)	(989,656)
International Dividend ex-Financials Fund	353,357,946	28,231,201	(17,441,914)	10,789,287
International MidCap Dividend Fund	106,250,913	12,794,969	(8,105,432)	4,689,537
International SmallCap Dividend Fund	448,273,153	52,053,110	(26,361,639)	25,691,471
Emerging Markets Equity Income Fund	4,429,193,989	293,081,378	(115,864,243)	177,217,135
Emerging Markets SmallCap Dividend Fund	953,109,399	138,007,402	(35,944,149)	102,063,253
Middle East Dividend Fund	12,476,630	1,953,636	(1,175,048)	778,588
Europe Hedged Equity Fund	21,910,098	396,795	(466,195)	(69,400)
Commodity Country Equity Fund	30,594,083	1,768,709	(2,233,807)	(465,098)
Global Natural Resources Fund	32,592,859	1,136,395	(3,483,102)	(2,346,707)
Global ex-U.S. Utilities Fund	44,296,139	1,937,995	(6,484,267)	(4,546,272)
Global ex-U.S. Real Estate	109,994,126	12,414,568	(2,094,638)	10,319,930
China Dividend ex-Financials	4,989,326	74,556	(78,867)	(4,311)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2012, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2012, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2012 are as follows:

Affiliated Fund Name	Value at 3/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2012	Dividend Income
DEFA Fund
International Dividend ex-Financials Fund	$388,791	$9,207,273	$9,129,156	$449,247	$86,147

DEFA Equity Income Fund
International LargeCap Dividend Fund	$820,710	$4,095,400	$4,761,756	$150,712	$18,975

Global Equity Income Fund
DEFA Equity Income Fund	$178,611	$1,494,267	$1,644,790	$29,491	$7,502
Equity Income Fund	59,494	497,545	548,710	9,985	1,206
Total	$238,105	$1,991,812	$2,193,500	$39,476	$8,708

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$1,251	$297,539	$296,281	$8,311	$1,550

WisdomTree International Dividend and Sector Funds	155

Notes to Financial Statements (unaudited) (continued)

Affiliated Fund Name	Value at 3/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2012	Dividend Income
Global ex-U.S. Growth Fund
DEFA Fund	$70,044	$650,380	$670,014	$39,471	$4,748
Emerging Markets Equity Income Fund	46,606	434,228	440,766	26,674	2,900
India Earnings Fund	268,744	404,625	651,371	—	1,722
Total	$385,394	$1,489,233	$1,762,151	$66,145	$9,370

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$—	$2,133,841	$2,075,622	$82,054	$10

Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$—	$1,318,153	$1,341,348	$—	$10,818
India Earnings Fund	2,198,209	66,930	2,014,107	—	4,741
Total	$2,198,209	$1,385,083	$3,355,455	$—	$15,559

International LargeCap Dividend Fund
International MidCap Dividend Fund	$30,021	$2,630,393	$2,450,405	$206,613	$13,708

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$5,215	$5,049,709	$4,678,934	$388,737	$24,864

International MidCap Dividend Fund
Australia Dividend Fund	$41,611	$1,314,756	$1,220,604	$113,111	$7,102
Japan Hedged Equity Fund	41,402	1,322,029	1,271,916	111,935	3,377
Total	$83,013	$2,636,785	$2,492,520	$225,046	$10,479

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$126,577	$1,131,727	$1,133,772	$150,815	$2,960
Japan SmallCap Dividend Fund	105,609	949,554	926,280	122,784	182
Total	$232,186	$2,081,281	$2,060,052	$273,599	$3,142

Emerging Markets Equity Income Fund
Global Equity Income Fund	$2,136,100	$—	$2,033,841	$—	$—

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$831,370	$13,481,495	$14,129,187	$814,550	$25,990
India Earnings Fund	7,457,099	5,578,398	12,225,137	—	18,946
Total	$8,288,469	$19,059,893	$26,354,324	$814,550	$44,936

Europe Hedged Equity Fund
DEFA Fund	$34,707	$495,793	$536,966	$—	$3,974

Commodity Country Equity Fund
Global Natural Resources Fund	$12,952	$510,701	$500,341	$8,043	$2,432

Global Natural Resources Fund
Global Equity Income Fund	$—	$339,428	$302,898	$39,297	$1,497
India Earnings Fund	175,429	—	155,357	—	412
Total	$175,429	$339,428	$458,255	$39,297	$1,909

Global ex-U.S. Utilities Fund
International Real Estate Fund	$—	$710,192	$713,315	$—	$2,243
India Earnings Fund	158,501	—	140,878	—	372
Total	$158,501	$710,192	$854,193	$205,015	$2,615

Global ex-U.S. Real Estate Fund
Global Natural Resources Fund	$—	$1,241,779	$1,201,440	$4,244	$3,848

156	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (concluded)

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

9. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its parent company, WisdomTree Investments, along with other parties, as defendants. The complaint alleged that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint sought both unspecified monetary damages to be determined and an injunction to prevent further infringement.

Subsequent to the reporting period, on November 7, 2012, Research Affiliates agreed to withdraw its suit and defendants agreed to withdraw their counterclaims and entered into a settlement agreement. Under the settlement, all parties exchanged releases for all existing claims. The other material terms of the settlement are as follows:

•

Research Affiliates agreed not to sue the Trust, WTAM and WisdomTree Investments (the “WisdomTree Parties”) for any future claims arising under any current patents held by Research Affiliates, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by Research Affiliates within the next eight years, subject to reduction by up to three years if Research Affiliates is acquired. The covenant not to sue extends to service providers and customers of the WisdomTree Parties in connection with their products and services.

•

The WisdomTree parties agreed not to sue Research Affiliates for any future claims arising under any current patents held by the WisdomTree Parties, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by the WisdomTree Parties within the next eight years, subject to reduction by up to three years if any of the WisdomTree Parties are acquired. The covenant not to sue extends to service providers and customers of Research Affiliates in connection with Research Affiliates’ products and services.

•

Research Affiliates and the WisdomTree Parties agreed that the covenants not to sue do not include a right under each party’s patents to copy the other party’s methodologies. They have further agreed that it is not copying if Research Affiliates introduces an index or strategy that uses at least three fundamental factors to weight its indexes and they are not predominantly dividend- or earnings-weighted, or any of the WisdomTree Parties introduces an index or strategy that is weighted by less than three fundamental factors.

•	The parties also agreed not to challenge the other party’s patents or patent applications.

•

Research Affiliates agreed to a one-time payment of $0.7 million to WisdomTree Investments. The WisdomTree Parties and the other defendants were not required to make any current or future payments to Research Affiliates.

All other terms of the settlement are confidential and the settlement will not affect the current methodologies and fees for any of the Trust’s Funds.

WTAM and WisdomTree Investments had previously contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint so the Trust incurred no out-of-pocket expense in connection with this lawsuit.

WisdomTree International Dividend and Sector Funds	157

Approval of Investment Advisory Agreements

Approval of Investment Advisory Agreements. At a meeting held on June 13, 2012, the Board of Trustees (the “Board”) approved the Investment Advisory Agreement for the China Dividend ex-Financials Fund with a management fee of 0.63%. At a separate meeting held on March 31, 2012, the Board considered and unanimously voted in favor of a new Investment Advisory Agreement for the Europe Hedged Equity Fund (formerly, International Hedged Equity Fund) and Middle East Dividend Fund with management fees of 0.58% and 0.88%, respectively. In each approval the Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality, and extent of the services to be provided by WTAM to the Funds; (ii) the investment performance of the Funds (except with respect to the newly formed China Dividend ex-Financials Fund); (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Advisers, oversight of the Sub-Advisers’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable to WTAM. The Board examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board evaluated WTAM’s costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Advisers.

In considering the approval of the new Investment Advisory Agreement for the Europe Hedged Equity Fund and Middle East Dividend Fund, the Board also considered that the adoption of a unitary fee structure by the Funds would mirror the fee structure already in place for the other WisdomTree Funds. The Board noted that it would be beneficial to avoid any potential shareholder confusion that might arise because the expenses of a Fund with a non-unitary fee structure could increase above its current level as a result of the expense limitation agreement not being continued at its current level whereas shareholders of the other WisdomTree Funds have the certainty provided by the unitary fee structure. The Board considered that shareholders might expect that same certainty if they invested in another WisdomTree Fund.

At the June 13, 2012 Board Meeting, the Board also approved the Sub-Advisory Agreement between WTAM and Old Mutual Global Index Trackers (Proprietary) Limited (“Old Mutual”), on behalf of the China Dividend ex-Financials Fund, and at the March 1, 2012 Board Meeting, the Board approved new Sub-Advisory Agreements between WTAM and MCM, on behalf of the Europe Hedged Equity Fund and Middle East Dividend Fund, using essentially the same criteria it used in connection with the Investment Advisory Agreements. The Board considered each Sub-Adviser’s operational capabilities and resources and each Sub-Adviser’s experience in serving as an adviser to other funds. The Board considered the investment performance of the Funds (except with respect to the newly formed China Dividend ex-Financials Fund), and the expertise and performance of each Sub-Adviser’s personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian, transfer agent and securities lending agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. The Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to each Sub-Adviser under the Sub-Advisory Agreement for each Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM, Old Mutual and MCM, the Board determined that the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement for each Fund was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Investment Advisory Agreement and Sub-Advisory Agreement for each Fund.

158	WisdomTree International Dividend and Sector Funds

General Information

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Meeting Results

A special meeting of shareholders of WisdomTree Trust was held on June 29, 2012, with adjournment and continuation on August 8, 2012, for certain proposals related to each of the Funds, except China Dividend ex-Financials Fund. All of the proposals presented at the special meeting and adjournment were ultimately approved by Fund shareholders. The percentages shown below represent the percent of voting shares present at the meeting that voted for the proposal. The proposals acted upon by shareholders and the results of the shareholder vote were as follows:

Proposal 1A

The Approval of a New Investment Advisory Agreement (the “New Unitary Fee Advisory Agreement”) between the Trust and WTAM.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Middle East Dividend Fund	304,229	7,613	23,724	117,080	67.211
Europe Hedged Equity Fund (formerly, International Hedged Equity Fund)	398,420	697	310	0	99.747

Proposal 1B

The Approval of the New Unitary Fee Advisory Agreement between the Trust and WTAM, to go into effect if Proposal 1A is approved and there is a subsequent change of control of WTAM caused by a reduction in ownership of the largest shareholder of WisdomTree Investments, the parent company of WTAM.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Middle East Dividend Fund	304,229	7,613	23,724	117,080	67.211
Europe Hedged Equity Fund (formerly, International Hedged Equity Fund)	398,420	697	310	0	99.747

Proposal 1C

The Approval of a New Investment Advisory Agreement between the Trust and WTAM, to go into effect if there is a subsequent change of control of WTAM caused by a reduction in ownership of the largest shareholder of WisdomTree Investments, the parent company of WTAM.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
DEFA Fund	4,550,344	72,127	113,259	0	96.085
DEFA Equity Income Fund	2,279,871	18,964	34,072	0	97.726
Australia Dividend Fund	465,863	12,356	17,351	146,611	72.544
Asia Pacific ex-Japan Fund	610,532	10,995	34,560	101,384	80.600
Global Equity Income Fund	817,955	29,235	14,460	239,231	74.300
Europe SmallCap Dividend Fund	339,430	7,493	7,127	48,131	84.397
Japan Hedged Equity Fund	10,054,285	16,255	70,443	0	99.145
Global ex-U.S. Growth Fund	508,988	12,558	26,300	134,489	74.596
Japan SmallCap Dividend Fund	1,970,246	32,970	58,579	227,191	86.076
International LargeCap Dividend Fund	1,816,485	33,000	38,049	336,722	81.666
International Dividend ex-Financials Fund	3,583,162	80,087	172,616	623,768	80.346
International MidCap Dividend Fund	1,040,362	11,179	30,849	144,217	84.817
International SmallCap Dividend Fund	3,800,058	79,917	115,707	470,750	85.080

WisdomTree International Dividend and Sector Funds	159

General Information (continued)

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Commodity Country Equity Fund	373,995	9,881	17,069	86,459	76.732
Global Natural Resources Fund	503,634	20,716	26,324	112,916	75.895
Global ex-U.S. Utilities Fund	643,225	16,257	21,516	194,703	73.453
Global ex-U.S. Real Estate Fund	1,806,172	39,054	68,925	309,104	81.240
Emerging Markets Equity Income Fund	35,418,673	375,531	529,114	0	97.509
Emerging Markets SmallCap Dividend Fund	11,400,804	131,484	186,592	0	97.286
Middle East Dividend Fund	306,057	7,113	22,396	117,080	67.615
Europe Hedged Equity Fund (formerly, International Hedged Equity Fund)	398,045	1,132	250	0	99.654

Proposal 2A

The Approval of a New Investment Sub-Advisory Agreement between WTAM and Mellon Capital, with respect to each of these Funds, to go into effect if the New Unitary Fee Advisory Agreement in Proposal 1A is approved.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Middle East Dividend Fund	305,137	7,113	23,316	117,080	67.412
Europe Hedged Equity Fund (formerly, International Hedged Equity Fund)	397,595	1,522	310	0	99.541

Proposal 2B

The Approval of a New Investment Sub-Advisory Agreement between WTAM and Mellon Capital, with respect to each of these Funds, to go into effect if there is a subsequent change of control of WTAM caused by a reduction in ownership of the largest shareholder of WisdomTree Investments, the parent company of WTAM.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
DEFA Fund	4,546,954	75,324	113,452	0	96.013
DEFA Equity Income Fund	2,279,639	20,970	32,298	0	97.717
Australia Dividend Fund	465,381	12,488	17,701	146,611	72.469
Asia Pacific ex-Japan Fund	609,228	10,076	36,783	101,384	80.429
Global Equity Income Fund	818,331	29,735	13,584	239,231	74.334
Europe SmallCap Dividend Fund	338,625	7,793	7,632	48,131	84.196
Japan Hedged Equity Fund	9,947,318	15,422	178,243	0	98.090
Global ex-U.S. Growth Fund	506,881	12,793	28,172	134,489	74.286
Japan SmallCap Dividend Fund	1,963,331	35,630	62,834	227,191	85.773
International LargeCap Dividend Fund	1,811,207	34,453	41,874	336,722	81.429
International Dividend ex-Financials Fund	3,576,786	81,112	177,967	623,768	80.203
International MidCap Dividend Fund	1,038,339	11,970	32,081	144,217	84.652
International SmallCap Dividend Fund	3,797,203	81,393	117,086	470,750	85.017
Commodity Country Equity Fund	374,570	9,891	16,484	86,459	76.850
Global Natural Resources Fund	505,008	20,690	24,976	112,916	76.102
Global ex-U.S. Utilities Fund	640,240	18,593	22,165	194,703	73.112
Global ex-U.S. Real Estate Fund	1,798,883	40,786	74,482	309,104	80.912
Emerging Markets Equity Income Fund	35,408,793	382,070	532,455	0	97.482
Emerging Markets SmallCap Dividend Fund	11,394,775	134,469	189,636	0	97.235
Middle East Dividend Fund	305,045	7,413	23,108	117,080	67.391

Proposal 2C

The Approval of a New Investment Sub-Advisory Agreement between WTAM and Mellon Capital, with respect to the Europe Hedged Equity Fund, to go into effect if there is a subsequent change of control of WTAM caused by a reduction in ownership of the largest shareholder of WisdomTree Investments, the parent company of WTAM.

160	WisdomTree International Dividend and Sector Funds

General Information (continued)

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Europe Hedged Equity Fund (formerly, International Hedged Equity Fund)	398,434	743	250	0	99.751

Proposal 3

Approval to Make Future Changes to Sub-Advisory Arrangements Without a Shareholder Vote.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
DEFA Fund	4,410,966	71,038	253,726	0	93.142
DEFA Equity Income Fund	2,196,674	20,289	115,944	0	94.160
Australia Dividend Fund	435,219	14,518	45,833	146,611	67.772

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	Percentage For
Asia Pacific ex-Japan Fund	590,453	10,452	55,182	101,384	77.950
Global Equity Income Fund	794,861	22,521	44,268	239,231	72.202
Europe SmallCap Dividend Fund	327,013	7,560	19,477	48,131	81.309
Japan Hedged Equity Fund	9,829,190	19,628	292,165	0	96.925
Global ex-U.S. Growth Fund	486,053	11,789	50,004	134,489	71.234
Japan SmallCap Dividend Fund	1,886,310	30,096	145,389	227,191	82.408
International LargeCap Dividend Fund	1,745,458	34,439	107,637	336,722	78.474
International Dividend ex-Financials Fund	3,360,353	91,922	383,590	623,768	75.351
International MidCap Dividend Fund	997,160	9,151	76,079	144,217	81.295
International SmallCap Dividend Fund	3,608,085	77,582	310,015	470,750	80.782
Commodity Country Equity Fund	350,482	9,798	40,665	86,459	71.908
Global Natural Resources Fund	466,153	20,682	63,839	112,916	70.247
Global ex-U.S. Utilities Fund	609,122	19,345	52,531	194,703	69.558
Global ex-U.S. Real Estate Fund	1,693,181	35,396	185,574	309,104	76.158
Emerging Markets Equity Income Fund	33,777,729	833,148	1,712,441	0	92.992
Emerging Markets SmallCap Dividend Fund	10,969,032	115,392	634,456	0	93.601
Middle East Dividend Fund	309,896	21,754	58,640	71,580	67.096
Europe Hedged Equity Fund (formerly, International Hedged Equity Fund)	392,627	2,558	4,242	0	98.298

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

Each Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree International Dividend and Sector Funds	161

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2012:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Euro Debt Fund (EU)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors’ should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors’ should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

One of the risks associated with the Managed Futures Strategy Fund (WDTI) and the Global Real Return Fund (RRF) is the complexity of the different factors which contribute to each Fund’s performance, as well as their correlation (or non-correlation) of such Funds’ to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in WDTI is speculative and involves a substantial degree of risk. WDTI should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” WDTI may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the Currency Funds, Fixed Income Funds, WDTI or RRF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Fund’s they may make higher capital gain distributions than other ETFs. Please read each Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global Select Real Estate Securities (ex-US) Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree International Dividend and Sector Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

(formerly, WisdomTree International Hedged Equity Fund (HEDJ))

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS004679 (11/2013)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedules are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Amendments to Code of Ethics. – Not applicable.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WisdomTree Trust
By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President
Date:	December 06, 2012
By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer
Date:	December 06, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President
Date:	December 06, 2012
By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer
Date:	December 06, 2012